UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03290

Name of Fund:  BlackRock Variable Series Funds, Inc.
BlackRock 60/40 Target Allocation ETF V.I. Fund
BlackRock Advantage Large Cap Core V.I. Fund
BlackRock Advantage Large Cap Value V.I. Fund
BlackRock Advantage SMID Cap V.I. Fund
BlackRock Basic Value V.I. Fund
BlackRock Capital Appreciation V.I. Fund
BlackRock Equity Dividend V.I. Fund
BlackRock Global Allocation V.I. Fund
BlackRock Government Money Market V.I. Fund
BlackRock International Index V.I. Fund
BlackRock International V.I. Fund
BlackRock Large Cap Focus Growth V.I. Fund
BlackRock Managed Volatility V.I. Fund
BlackRock S&P 500 Index V.I. Fund
BlackRock Small Cap Index V.I. Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Variable Series Funds, Inc., 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 537-4942

Date of fiscal year end: 12/31/2026

Date of reporting period: 06/30/2026

Item 1 – Reports to Stockholders

(a) The Reports to Shareholders are attached herewith.
BlackRock 60/40 Target Allocation ETF V.I. Fund

Class I Shares | BVDAX

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock 60/40 Target Allocation ETF V.I. Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$10Footnote Reference(a)	0.19%Footnote Reference(a)Footnote Reference(b)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
Footnote(b)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$938,363,317
Number of Portfolio Holdings...
19
Portfolio Turnover Rate...
27%

What did the Fund invest in?

(as of June 30, 2026)

Portfolio composition

Table Summary
Investment Type	Percent of Affiliated Investment Companies
Equity Funds...
55.2%
Fixed-Income Funds...
33.6
Short-Term Securities...
11.2

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock 60/40 Target Allocation ETF V.I. Fund

Class I Shares | BVDAX

Semi-Annual Shareholder Report — June 30, 2026

BVDAX-06/26-SAR

BlackRock 60/40 Target Allocation ETF V.I. Fund

Class III Shares | BDAVX

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock 60/40 Target Allocation ETF V.I. Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$23Footnote Reference(a)	0.44%Footnote Reference(a)Footnote Reference(b)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
Footnote(b)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$938,363,317
Number of Portfolio Holdings...
19
Portfolio Turnover Rate...
27%

What did the Fund invest in?

(as of June 30, 2026)

Portfolio composition

Table Summary
Investment Type	Percent of Affiliated Investment Companies
Equity Funds...
55.2%
Fixed-Income Funds...
33.6
Short-Term Securities...
11.2

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock 60/40 Target Allocation ETF V.I. Fund

Class III Shares | BDAVX

Semi-Annual Shareholder Report — June 30, 2026

BDAVX-06/26-SAR

BlackRock Advantage Large Cap Core V.I. Fund

Class I Shares | LGCCI

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock Advantage Large Cap Core V.I. Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$33	0.64%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$228,113,451
Number of Portfolio Holdings...
293
Portfolio Turnover Rate...
57%

What did the Fund invest in?

(as of June 30, 2026)

Sector allocation

Table Summary
SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
36.4%
Industrials...
11.6
Financials...
11.4
Consumer Discretionary...
10.0
Communication Services...
9.6
Health Care...
9.3
Energy...
3.3
Consumer Staples...
3.3
Materials...
1.8
Utilities...
1.4
Real Estate...
1.0
Short-Term Securities...
2.5
Liabilities in Excess of Other Assets...
(1.6)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Advantage Large Cap Core V.I. Fund

Class I Shares | LGCCI

Semi-Annual Shareholder Report — June 30, 2026

LGCCI-06/26-SAR

BlackRock Advantage Large Cap Core V.I. Fund

Class II Shares | LGCII

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock Advantage Large Cap Core V.I. Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II Shares	$42	0.81%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$228,113,451
Number of Portfolio Holdings...
293
Portfolio Turnover Rate...
57%

What did the Fund invest in?

(as of June 30, 2026)

Sector allocation

Table Summary
SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
36.4%
Industrials...
11.6
Financials...
11.4
Consumer Discretionary...
10.0
Communication Services...
9.6
Health Care...
9.3
Energy...
3.3
Consumer Staples...
3.3
Materials...
1.8
Utilities...
1.4
Real Estate...
1.0
Short-Term Securities...
2.5
Liabilities in Excess of Other Assets...
(1.6)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Advantage Large Cap Core V.I. Fund

Class II Shares | LGCII

Semi-Annual Shareholder Report — June 30, 2026

LGCII-06/26-SAR

BlackRock Advantage Large Cap Core V.I. Fund

Class III Shares | LCIII

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock Advantage Large Cap Core V.I. Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$48	0.92%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$228,113,451
Number of Portfolio Holdings...
293
Portfolio Turnover Rate...
57%

What did the Fund invest in?

(as of June 30, 2026)

Sector allocation

Table Summary
SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
36.4%
Industrials...
11.6
Financials...
11.4
Consumer Discretionary...
10.0
Communication Services...
9.6
Health Care...
9.3
Energy...
3.3
Consumer Staples...
3.3
Materials...
1.8
Utilities...
1.4
Real Estate...
1.0
Short-Term Securities...
2.5
Liabilities in Excess of Other Assets...
(1.6)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Advantage Large Cap Core V.I. Fund

Class III Shares | LCIII

Semi-Annual Shareholder Report — June 30, 2026

LCIII-06/26-SAR

BlackRock Advantage Large Cap Value V.I. Fund

Class I Shares | LCATT

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock Advantage Large Cap Value V.I. Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$32	0.60%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$109,454,075
Number of Portfolio Holdings...
323
Portfolio Turnover Rate...
80%

What did the Fund invest in?

(as of June 30, 2026)

Sector allocation

Table Summary
SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
19.2%
Financials...
18.2
Health Care...
12.7
Industrials...
12.4
Consumer Discretionary...
11.3
Consumer Staples...
6.4
Energy...
5.9
Communication Services...
3.8
Materials...
3.6
Utilities...
3.1
Real Estate...
2.5
Short-Term Securities...
2.1
Liabilities in Excess of Other Assets...
(1.2)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Advantage Large Cap Value V.I. Fund

Class I Shares | LCATT

Semi-Annual Shareholder Report — June 30, 2026

LCATT-06/26-SAR

BlackRock Advantage Large Cap Value V.I. Fund

Class III Shares | LVIII

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock Advantage Large Cap Value V.I. Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$46	0.85%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$109,454,075
Number of Portfolio Holdings...
323
Portfolio Turnover Rate...
80%

What did the Fund invest in?

(as of June 30, 2026)

Sector allocation

Table Summary
SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
19.2%
Financials...
18.2
Health Care...
12.7
Industrials...
12.4
Consumer Discretionary...
11.3
Consumer Staples...
6.4
Energy...
5.9
Communication Services...
3.8
Materials...
3.6
Utilities...
3.1
Real Estate...
2.5
Short-Term Securities...
2.1
Liabilities in Excess of Other Assets...
(1.2)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Advantage Large Cap Value V.I. Fund

Class III Shares | LVIII

Semi-Annual Shareholder Report — June 30, 2026

LVIII-06/26-SAR

BlackRock Advantage SMID Cap V.I. Fund

Class I Shares | SMCPI

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock Advantage SMID Cap V.I. Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$31	0.55%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$178,955,176
Number of Portfolio Holdings...
768
Portfolio Turnover Rate...
55%

What did the Fund invest in?

(as of June 30, 2026)

Sector allocation

Table Summary
SectorFootnote Reference(a)	Percent of Net Assets
Industrials...
21.2%
Financials...
15.7
Information Technology...
15.6
Health Care...
13.1
Consumer Discretionary...
9.1
Real Estate...
6.0
Materials...
4.6
Energy...
4.2
Consumer Staples...
3.3
Utilities...
3.3
Communication Services...
3.1
Short-Term Securities...
10.7
Liabilities in Excess of Other Assets...
(9.9)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Advantage SMID Cap V.I. Fund

Class I Shares | SMCPI

Semi-Annual Shareholder Report — June 30, 2026

SMCPI-06/26-SAR

BlackRock Advantage SMID Cap V.I. Fund

Class III Shares | SCIII

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock Advantage SMID Cap V.I. Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$45	0.80%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$178,955,176
Number of Portfolio Holdings...
768
Portfolio Turnover Rate...
55%

What did the Fund invest in?

(as of June 30, 2026)

Sector allocation

Table Summary
SectorFootnote Reference(a)	Percent of Net Assets
Industrials...
21.2%
Financials...
15.7
Information Technology...
15.6
Health Care...
13.1
Consumer Discretionary...
9.1
Real Estate...
6.0
Materials...
4.6
Energy...
4.2
Consumer Staples...
3.3
Utilities...
3.3
Communication Services...
3.1
Short-Term Securities...
10.7
Liabilities in Excess of Other Assets...
(9.9)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Advantage SMID Cap V.I. Fund

Class III Shares | SCIII

Semi-Annual Shareholder Report — June 30, 2026

SCIII-06/26-SAR

BlackRock Basic Value V.I. Fund

Class I Shares | BAVLI

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock Basic Value V.I. Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$38	0.73%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$334,583,200
Number of Portfolio Holdings...
64
Portfolio Turnover Rate...
55%

What did the Fund invest in?

(as of June 30, 2026)

Sector allocation

Table Summary
SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
18.0%
Financials...
16.9
Health Care...
15.1
Industrials...
11.4
Consumer Discretionary...
10.8
Consumer Staples...
5.8
Energy...
4.6
Communication Services...
4.5
Utilities...
3.9
Real Estate...
3.7
Materials...
3.2
Short-Term Securities...
10.7
Liabilities in Excess of Other Assets...
(8.6)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Basic Value V.I. Fund

Class I Shares | BAVLI

Semi-Annual Shareholder Report — June 30, 2026

BAVLI-06/26-SAR

BlackRock Basic Value V.I. Fund

Class III Shares | BVIII

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock Basic Value V.I. Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$53	1.01%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$334,583,200
Number of Portfolio Holdings...
64
Portfolio Turnover Rate...
55%

What did the Fund invest in?

(as of June 30, 2026)

Sector allocation

Table Summary
SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
18.0%
Financials...
16.9
Health Care...
15.1
Industrials...
11.4
Consumer Discretionary...
10.8
Consumer Staples...
5.8
Energy...
4.6
Communication Services...
4.5
Utilities...
3.9
Real Estate...
3.7
Materials...
3.2
Short-Term Securities...
10.7
Liabilities in Excess of Other Assets...
(8.6)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Basic Value V.I. Fund

Class III Shares | BVIII

Semi-Annual Shareholder Report — June 30, 2026

BVIII-06/26-SAR

BlackRock Capital Appreciation V.I. Fund

Class I Shares | FDGRI

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock Capital Appreciation V.I. Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$41	0.78%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$88,607,284
Number of Portfolio Holdings...
33
Portfolio Turnover Rate...
55%

What did the Fund invest in?

(as of June 30, 2026)

Sector allocation

Table Summary
SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
53.8%
Industrials...
15.4
Communication Services...
10.4
Consumer Discretionary...
8.4
Real Estate...
4.2
Health Care...
3.3
Energy...
2.6
Materials...
1.9
Consumer Staples...
0.9
Short-Term Securities...
0.1
Liabilities in Excess of Other Assets...
(1.0)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Capital Appreciation V.I. Fund

Class I Shares | FDGRI

Semi-Annual Shareholder Report — June 30, 2026

FDGRI-06/26-SAR

BlackRock Capital Appreciation V.I. Fund

Class III Shares | FGIII

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock Capital Appreciation V.I. Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$55	1.04%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$88,607,284
Number of Portfolio Holdings...
33
Portfolio Turnover Rate...
55%

What did the Fund invest in?

(as of June 30, 2026)

Sector allocation

Table Summary
SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
53.8%
Industrials...
15.4
Communication Services...
10.4
Consumer Discretionary...
8.4
Real Estate...
4.2
Health Care...
3.3
Energy...
2.6
Materials...
1.9
Consumer Staples...
0.9
Short-Term Securities...
0.1
Liabilities in Excess of Other Assets...
(1.0)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Capital Appreciation V.I. Fund

Class III Shares | FGIII

Semi-Annual Shareholder Report — June 30, 2026

FGIII-06/26-SAR

BlackRock Equity Dividend V.I. Fund

Class I Shares | UTTLI

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock Equity Dividend V.I. Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$35	0.67%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$309,214,356
Number of Portfolio Holdings...
85
Portfolio Turnover Rate...
58%

What did the Fund invest in?

(as of June 30, 2026)

Sector allocation

Table Summary
SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
16.4%
Health Care...
15.7
Financials...
15.2
Industrials...
11.5
Consumer Discretionary...
11.1
Consumer Staples...
6.8
Energy...
4.8
Materials...
4.6
Utilities...
4.6
Communication Services...
4.1
Real Estate...
3.0
Short-Term Securities...
7.5
Liabilities in Excess of Other Assets...
(5.3)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Equity Dividend V.I. Fund

Class I Shares | UTTLI

Semi-Annual Shareholder Report — June 30, 2026

UTTLI-06/26-SAR

BlackRock Equity Dividend V.I. Fund

Class III Shares | UTIII

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock Equity Dividend V.I. Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$48	0.92%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$309,214,356
Number of Portfolio Holdings...
85
Portfolio Turnover Rate...
58%

What did the Fund invest in?

(as of June 30, 2026)

Sector allocation

Table Summary
SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
16.4%
Health Care...
15.7
Financials...
15.2
Industrials...
11.5
Consumer Discretionary...
11.1
Consumer Staples...
6.8
Energy...
4.8
Materials...
4.6
Utilities...
4.6
Communication Services...
4.1
Real Estate...
3.0
Short-Term Securities...
7.5
Liabilities in Excess of Other Assets...
(5.3)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Equity Dividend V.I. Fund

Class III Shares | UTIII

Semi-Annual Shareholder Report — June 30, 2026

UTIII-06/26-SAR

BlackRock Global Allocation V.I. Fund

Class I Shares | GLALI

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock Global Allocation V.I. Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$39	0.75%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$4,067,470,878
Number of Portfolio Holdings...
2,633
Portfolio Turnover Rate...
78%

What did the Fund invest in?

(as of June 30, 2026)

Geographic allocation

Table Summary
	Percent of Total InvestmentsFootnote Reference(a)
Country/Geographic Region	Long	Short	Total
United States...
	67.4%	-%	67.4%
United Kingdom...
	4.5	-	4.5
France...
	2.6	-	2.6
Netherlands...
	2.3	-	2.3
Taiwan...
	2.2	-	2.2
Japan...
	2.2	-	2.2
Germany...
	2.0	-	2.0
Italy...
	1.7	-	1.7
Canada...
	1.7	-	1.7
South Korea...
	1.6	-	1.6
OtherFootnote Reference(b)...
	11.8	-	11.8
Total...
	100.0%	-%	100.0%
Footnote	Description
Footnote(a)	Includes the gross market value of long and short securities and excludes short-term securities and options, if any.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Global Allocation V.I. Fund

Class I Shares | GLALI

Semi-Annual Shareholder Report — June 30, 2026

GLALI-06/26-SAR

BlackRock Global Allocation V.I. Fund

Class II Shares | GLAII

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock Global Allocation V.I. Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II Shares	$46	0.90%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$4,067,470,878
Number of Portfolio Holdings...
2,633
Portfolio Turnover Rate...
78%

What did the Fund invest in?

(as of June 30, 2026)

Geographic allocation

Table Summary
	Percent of Total InvestmentsFootnote Reference(a)
Country/Geographic Region	Long	Short	Total
United States...
	67.4%	-%	67.4%
United Kingdom...
	4.5	-	4.5
France...
	2.6	-	2.6
Netherlands...
	2.3	-	2.3
Taiwan...
	2.2	-	2.2
Japan...
	2.2	-	2.2
Germany...
	2.0	-	2.0
Italy...
	1.7	-	1.7
Canada...
	1.7	-	1.7
South Korea...
	1.6	-	1.6
OtherFootnote Reference(b)...
	11.8	-	11.8
Total...
	100.0%	-%	100.0%
Footnote	Description
Footnote(a)	Includes the gross market value of long and short securities and excludes short-term securities and options, if any.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Global Allocation V.I. Fund

Class II Shares | GLAII

Semi-Annual Shareholder Report — June 30, 2026

GLAII-06/26-SAR

BlackRock Global Allocation V.I. Fund

Class III Shares | GAIII

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock Global Allocation V.I. Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$52	1.00%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$4,067,470,878
Number of Portfolio Holdings...
2,633
Portfolio Turnover Rate...
78%

What did the Fund invest in?

(as of June 30, 2026)

Geographic allocation

Table Summary
	Percent of Total InvestmentsFootnote Reference(a)
Country/Geographic Region	Long	Short	Total
United States...
	67.4%	-%	67.4%
United Kingdom...
	4.5	-	4.5
France...
	2.6	-	2.6
Netherlands...
	2.3	-	2.3
Taiwan...
	2.2	-	2.2
Japan...
	2.2	-	2.2
Germany...
	2.0	-	2.0
Italy...
	1.7	-	1.7
Canada...
	1.7	-	1.7
South Korea...
	1.6	-	1.6
OtherFootnote Reference(b)...
	11.8	-	11.8
Total...
	100.0%	-%	100.0%
Footnote	Description
Footnote(a)	Includes the gross market value of long and short securities and excludes short-term securities and options, if any.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Global Allocation V.I. Fund

Class III Shares | GAIII

Semi-Annual Shareholder Report — June 30, 2026

GAIII-06/26-SAR

BlackRock Government Money Market V.I. Fund

Class I Shares | DMMKI

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock Government Money Market V.I. Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$15	0.30%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$232,463,922
Number of Portfolio Holdings...
165
Current seven-day yields as of June 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.40%
   7-Day Yield...
3.40%

What did the Fund invest in?

(as of June 30, 2026)

Portfolio composition

Table Summary
Asset Type	Percent of Net Assets
Repurchase Agreements...
41.7%
U.S. Treasury Obligations...
32.8
U.S. Government Sponsored Agency Obligations...
25.4
Other Assets Less Liabilities...
0.1

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

BlackRock Government Money Market V.I. Fund

Class I Shares | DMMKI

Semi-Annual Shareholder Report — June 30, 2026

DMMKI-06/26-SAR

BlackRock International Index V.I. Fund

Class I Shares | BIIVX

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock International Index V.I. Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$13	0.24%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$347,668,618
Number of Portfolio Holdings...
684
Portfolio Turnover Rate...
3%

What did the Fund invest in?

(as of June 30, 2026)

Geographic allocation

Table Summary
Country/Geographic Region	Percent of Net Assets
Japan...
23.4%
United Kingdom...
11.2
France...
9.4
Germany...
8.6
Australia...
7.2
Switzerland...
6.2
Netherlands...
6.0
United States...
5.9
Spain...
3.8
Italy...
3.3
OtherFootnote Reference(a)...
13.8
Short-Term Securities...
2.5
Liabilities in Excess of Other Assets...
(1.3)
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock International Index V.I. Fund

Class I Shares | BIIVX

Semi-Annual Shareholder Report — June 30, 2026

BIIVX-06/26-SAR

BlackRock International Index V.I. Fund

Class III Shares | BIIYX

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock International Index V.I. Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$26	0.49%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$347,668,618
Number of Portfolio Holdings...
684
Portfolio Turnover Rate...
3%

What did the Fund invest in?

(as of June 30, 2026)

Geographic allocation

Table Summary
Country/Geographic Region	Percent of Net Assets
Japan...
23.4%
United Kingdom...
11.2
France...
9.4
Germany...
8.6
Australia...
7.2
Switzerland...
6.2
Netherlands...
6.0
United States...
5.9
Spain...
3.8
Italy...
3.3
OtherFootnote Reference(a)...
13.8
Short-Term Securities...
2.5
Liabilities in Excess of Other Assets...
(1.3)
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock International Index V.I. Fund

Class III Shares | BIIYX

Semi-Annual Shareholder Report — June 30, 2026

BIIYX-06/26-SAR

BlackRock International V.I. Fund

Class I Shares | IVVVI

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock International V.I. Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$44	0.84%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$77,389,334
Number of Portfolio Holdings...
49
Portfolio Turnover Rate...
35%

What did the Fund invest in?

(as of June 30, 2026)

Geographic allocation

Table Summary
Country/Geographic Region	Percent of Net Assets
Japan...
12.0%
United Kingdom...
11.8
South Korea...
9.1
Taiwan...
9.0
France...
8.2
Netherlands...
7.4
China...
6.6
Germany...
6.1
Sweden...
4.9
India...
4.6
OtherFootnote Reference(a)...
19.5
Short-Term Securities...
2.5
Liabilities in Excess of Other Assets...
(1.7)
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock International V.I. Fund

Class I Shares | IVVVI

Semi-Annual Shareholder Report — June 30, 2026

IVVVI-06/26-SAR

BlackRock Large Cap Focus Growth V.I. Fund

Class I Shares | LGGGI

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock Large Cap Focus Growth V.I. Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$41	0.78%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$273,399,604
Number of Portfolio Holdings...
34
Portfolio Turnover Rate...
50%

What did the Fund invest in?

(as of June 30, 2026)

Sector allocation

Table Summary
SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
52.0%
Industrials...
14.8
Communication Services...
12.3
Consumer Discretionary...
8.2
Real Estate...
4.2
Health Care...
3.1
Energy...
2.5
Materials...
1.8
Consumer Staples...
0.8
Short-Term Securities...
0.6
Liabilities in Excess of Other Assets...
(0.3)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Large Cap Focus Growth V.I. Fund

Class I Shares | LGGGI

Semi-Annual Shareholder Report — June 30, 2026

LGGGI-06/26-SAR

BlackRock Large Cap Focus Growth V.I. Fund

Class III Shares | LGIII

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock Large Cap Focus Growth V.I. Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$54	1.03%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$273,399,604
Number of Portfolio Holdings...
34
Portfolio Turnover Rate...
50%

What did the Fund invest in?

(as of June 30, 2026)

Sector allocation

Table Summary
SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
52.0%
Industrials...
14.8
Communication Services...
12.3
Consumer Discretionary...
8.2
Real Estate...
4.2
Health Care...
3.1
Energy...
2.5
Materials...
1.8
Consumer Staples...
0.8
Short-Term Securities...
0.6
Liabilities in Excess of Other Assets...
(0.3)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Large Cap Focus Growth V.I. Fund

Class III Shares | LGIII

Semi-Annual Shareholder Report — June 30, 2026

LGIII-06/26-SAR

BlackRock Managed Volatility V.I. Fund

Class I Shares | AMBLI

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock Managed Volatility V.I. Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$31	0.59%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$147,463,872
Number of Portfolio Holdings...
901
Portfolio Turnover Rate...
62%

What did the Fund invest in?

(as of June 30, 2026)

Sector allocation

Table Summary
SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
23.4%
Financials...
11.0
Industrials...
10.8
Communication Services...
6.6
Consumer Discretionary...
6.0
Health Care...
4.8
Consumer Staples...
2.7
Energy...
2.6
Utilities...
1.9
Materials...
0.9
Real Estate...
0.5
Short-Term Securities...
6.5
Other Assets Less Liabilities...
22.3
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Managed Volatility V.I. Fund

Class I Shares | AMBLI

Semi-Annual Shareholder Report — June 30, 2026

AMBLI-06/26-SAR

BlackRock Managed Volatility V.I. Fund

Class III Shares | ABIII

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock Managed Volatility V.I. Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$44	0.84%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$147,463,872
Number of Portfolio Holdings...
901
Portfolio Turnover Rate...
62%

What did the Fund invest in?

(as of June 30, 2026)

Sector allocation

Table Summary
SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
23.4%
Financials...
11.0
Industrials...
10.8
Communication Services...
6.6
Consumer Discretionary...
6.0
Health Care...
4.8
Consumer Staples...
2.7
Energy...
2.6
Utilities...
1.9
Materials...
0.9
Real Estate...
0.5
Short-Term Securities...
6.5
Other Assets Less Liabilities...
22.3
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Managed Volatility V.I. Fund

Class III Shares | ABIII

Semi-Annual Shareholder Report — June 30, 2026

ABIII-06/26-SAR

BlackRock S&P 500 Index V.I. Fund

Class I Shares | IDXVI

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock S&P 500 Index V.I. Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$7	0.14%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$3,319,903,389
Number of Portfolio Holdings...
507
Portfolio Turnover Rate...
1%

What did the Fund invest in?

(as of June 30, 2026)

Sector allocation

Table Summary
SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
37.9%
Financials...
11.7
Communication Services...
9.7
Consumer Discretionary...
9.3
Industrials...
8.9
Health Care...
8.9
Consumer Staples...
4.6
Energy...
3.0
Utilities...
2.2
Materials...
1.8
Real Estate...
1.8
Short-Term Securities...
1.1
Liabilities in Excess of Other Assets...
(0.9)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock S&P 500 Index V.I. Fund

Class I Shares | IDXVI

Semi-Annual Shareholder Report — June 30, 2026

IDXVI-06/26-SAR

BlackRock S&P 500 Index V.I. Fund

Class II Shares | IXVII

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock S&P 500 Index V.I. Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II Shares	$15	0.29%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$3,319,903,389
Number of Portfolio Holdings...
507
Portfolio Turnover Rate...
1%

What did the Fund invest in?

(as of June 30, 2026)

Sector allocation

Table Summary
SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
37.9%
Financials...
11.7
Communication Services...
9.7
Consumer Discretionary...
9.3
Industrials...
8.9
Health Care...
8.9
Consumer Staples...
4.6
Energy...
3.0
Utilities...
2.2
Materials...
1.8
Real Estate...
1.8
Short-Term Securities...
1.1
Liabilities in Excess of Other Assets...
(0.9)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock S&P 500 Index V.I. Fund

Class II Shares | IXVII

Semi-Annual Shareholder Report — June 30, 2026

IXVII-06/26-SAR

BlackRock S&P 500 Index V.I. Fund

Class III Shares | IVIII

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock S&P 500 Index V.I. Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$20	0.38%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$3,319,903,389
Number of Portfolio Holdings...
507
Portfolio Turnover Rate...
1%

What did the Fund invest in?

(as of June 30, 2026)

Sector allocation

Table Summary
SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
37.9%
Financials...
11.7
Communication Services...
9.7
Consumer Discretionary...
9.3
Industrials...
8.9
Health Care...
8.9
Consumer Staples...
4.6
Energy...
3.0
Utilities...
2.2
Materials...
1.8
Real Estate...
1.8
Short-Term Securities...
1.1
Liabilities in Excess of Other Assets...
(0.9)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock S&P 500 Index V.I. Fund

Class III Shares | IVIII

Semi-Annual Shareholder Report — June 30, 2026

IVIII-06/26-SAR

BlackRock Small Cap Index V.I. Fund

Class I Shares | BSIVX

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock Small Cap Index V.I. Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$11	0.21%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$430,244,016
Number of Portfolio Holdings...
1,995
Portfolio Turnover Rate...
22%

What did the Fund invest in?

(as of June 30, 2026)

Sector allocation

Table Summary
SectorFootnote Reference(a)	Percent of Net Assets
Health Care...
19.9%
Financials...
18.3
Industrials...
14.8
Information Technology...
14.2
Consumer Discretionary...
9.3
Real Estate...
5.7
Energy...
5.7
Materials...
4.2
Utilities...
2.7
Communication Services...
2.4
Consumer Staples...
2.0
Short-Term Securities...
18.1
Liabilities in Excess of Other Assets...
(17.3)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Small Cap Index V.I. Fund

Class I Shares | BSIVX

Semi-Annual Shareholder Report — June 30, 2026

BSIVX-06/26-SAR

BlackRock Small Cap Index V.I. Fund

Class III Shares | BSIYX

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock Small Cap Index V.I. Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$25	0.46%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$430,244,016
Number of Portfolio Holdings...
1,995
Portfolio Turnover Rate...
22%

What did the Fund invest in?

(as of June 30, 2026)

Sector allocation

Table Summary
SectorFootnote Reference(a)	Percent of Net Assets
Health Care...
19.9%
Financials...
18.3
Industrials...
14.8
Information Technology...
14.2
Consumer Discretionary...
9.3
Real Estate...
5.7
Energy...
5.7
Materials...
4.2
Utilities...
2.7
Communication Services...
2.4
Consumer Staples...
2.0
Short-Term Securities...
18.1
Liabilities in Excess of Other Assets...
(17.3)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Small Cap Index V.I. Fund

Class III Shares | BSIYX

Semi-Annual Shareholder Report — June 30, 2026

BSIYX-06/26-SAR

(b) Not Applicable

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies
(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
June 30, 2026
Not FDIC Insured - May Lose Value - No Bank Guarantee
2026 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock Variable Series Funds II, Inc.

June 30, 2026
Not FDIC Insured - May Lose Value - No Bank Guarantee
2026 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock 60/40 Target Allocation ETF V.I. Fund

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
June 30, 2026
BlackRock 60/40 Target Allocation ETF V.I. Fund
2
(Percentages shown are based on Net Assets)
Security Shares Value
Investment Companies
(a)
Equity Funds — 62.1%
iShares Core MSCI Emerging Markets ETF
(b)
. 569,809 $ 47,202,978
iShares Core S&P 500 ETF ............. 257,850 193,101,286
iShares MSCI EAFE Growth ETF
(b)
........ 261,727 32,564,073
iShares MSCI EAFE Value ETF
(b)
......... 367,777 28,153,329
iShares MSCI Global Gold Miners ETF
(b)
.... 105,426 6,810,520
iShares MSCI USA Momentum Factor ETF
(b)
. 151,163 51,823,211
iShares MSCI USA Quality Factor ETF
(b)
.... 132,105 28,987,800
iShares MSCI USA Value Factor ETF ...... 73,385 14,663,057
iShares S&P 500 Growth ETF ........... 479,807 65,987,857
iShares S&P 500 Value ETF ............ 271,624 61,674,945
iShares U.S. Aerospace & Defense ETF
(b)
... 75,016 18,185,379
iShares U.S. Technology ETF
(b)
.......... 134,225 33,855,572
583,010,007
Security Shares Value
Fixed-Income Funds — 37.8%
iShares 10-20 Year Treasury Bond ETF
(b)
.... 296,371 $ 29,740,830
iShares Core International Aggregate Bond
ETF
(b)
.......................... 548,446 27,751,368
iShares Core Universal USD Bond ETF
(b)
.... 4,632,501 213,789,921
iShares MBS ETF
(b)
.................. 488,720 46,193,814
iShares U.S. Treasury Bond ETF ......... 1,623,231 36,977,202
354,453,135
Total Long-Term Investments — 99.9%
(Cost: $ 818,469,732 ) ................................ 937,463,142
Short-Term Securities
Money Market Funds — 12 .6%
(a) (c)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(d)
................... 116,521,370 116,556,326
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 3.54% ..................... 1,485,938 1,485,938
Total Short-Term Securities — 12 .6%
(Cost: $ 118,033,614 ) .............................. 118,042,264
Total Investments — 112 .5%
(Cost: $ 936,503,346 ) .............................. 1,055,505,406
Liabilities in Excess of Other Assets — (12.5) % ............ (117,142,089)
Net Assets — 100.0% ............................... $ 938,363,317
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock 60/40 Target Allocation ETF V.I. Fund
Schedule of Investments
3
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
Shares
Held at
06/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 108,320,931 $ 8,307,919
(a)
$ — $ (81,174) $ 8,650 $ 116,556,326 116,521,370 $ 338,490
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 1,790,234 — (304,296)
(a)
— — 1,485,938 1,485,938 40,219 —
iShares 10-20 Year Treasury
Bond ETF ............ 38,133,367 5,744,172 (13,491,335) (513,059) (132,315) 29,740,830 296,371 707,686 —
iShares Core International
Aggregate Bond ETF .... 22,794,158 4,904,249 (250,876) (3,417) 307,254 27,751,368 548,446 144,200 —
iShares Core MSCI Emerging
Markets ETF .......... 49,598,344 5,173,632 (18,887,593) 6,067,324 5,251,271 47,202,978 569,809 371,267 —
iShares Core S&P 500 ETF .. 82,152,389 99,745,646 (1,084,453) 389,015 11,898,689 193,101,286 257,850 835,962 —
iShares Core Universal USD
Bond ETF ............ 167,768,276 67,818,571 (20,272,771) (2,179,027) 654,872 213,789,921 4,632,501 3,012,715 —
iShares J.P. Morgan USD
Emerging Markets Bond
ETF
(c)
.............. 11,362,003 651,999 (11,864,704) 641,281 (790,579) — — 98,228 —
iShares MBS ETF ........ 38,571,813 8,370,317 (417,838) 27,407 (357,885) 46,193,814 488,720 730,875 —
iShares MSCI EAFE Growth
ETF ................ — 30,174,257 (159,807) (6,627) 2,556,250 32,564,073 261,727 254,129 —
iShares MSCI EAFE Value ETF 41,075,103 4,529,670 (20,774,516) 5,976,675 (2,653,603) 28,153,329 367,777 730,958 —
iShares MSCI Global Gold
Miners ETF .......... 8,695,485 832,773 (1,935,775) 458,792 (1,240,755) 6,810,520 105,426 54,916 —
iShares MSCI USA Momentum
Factor ETF ........... 46,224,497 4,514,948 (15,435,443) 5,975,539 10,543,670 51,823,211 151,163 94,950 —
iShares MSCI USA Quality
Factor ETF ........... 64,181,868 5,652,969 (46,014,768) 9,352,406 (4,184,675) 28,987,800 132,105 164,644 —
iShares MSCI USA Value
Factor ETF ........... — 12,974,893 (3,121,937) 800,938 4,009,163 14,663,057 73,385 104,497 —
iShares S&P 100 ETF
(c)
.... 53,822,968 2,581,472 (54,212,309) 2,434,394 (4,626,525) — — — —
iShares S&P 500 Growth ETF 56,175,006 5,702,276 (3,122,908) 1,182,207 6,051,276 65,987,857 479,807 108,600 —
iShares S&P 500 Value ETF . 66,005,939 6,609,529 (15,403,693) 3,198,041 1,265,129 61,674,945 271,624 470,524 —
iShares U.S. Aerospace &
Defense ETF ......... 7,755,247 9,155,696 (128,447) 12,127 1,390,756 18,185,379 75,016 22,318 —
iShares U.S. Technology ETF 28,043,059 2,728,013 (4,924,126) 3,191,278 4,817,348 33,855,572 134,225 19,848 —
iShares U.S. Treasury Bond
ETF ................ — 37,419,721 (185,286) (1,538) (255,695) 36,977,202 1,623,231 315,245 —
$ 36,922,582 $ 34,512,296 $ 1,055,505,406 $ 8,620,271 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock 60/40 Target Allocation ETF V.I. Fund
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies .................................... $ 937,463,142 $ — $ — $ 937,463,142
Short-Term Securities
Money Market Funds ...................................... 118,042,264 — — 118,042,264
$ 1,055,505,406 $ — $ — $ 1,055,505,406

Statement of Assets and Liabilities
(unaudited)

June 30, 2026
5
Statement of Assets and Liabilities
See notes to financial statements.
BlackRock
60/40 Target
Allocation ETF
V.I. Fund
ASSETS
Investments, at value — affiliated
(a) (b)
......................................................................................... $ 1,055,505,406
Receivables: –
Securities lending income — affiliated ...................................................................................... 67,015
Capital shares sold ................................................................................................... 599,797
Dividends — affiliated ................................................................................................. 4,481
Prepaid e xpenses ..................................................................................................... 2,992
Total a ssets .........................................................................................................
1,056,179,691
LIABILITIES
Collateral on securities loaned ............................................................................................. 116,704,218
Payables: –
Capital shares redeemed ............................................................................................... 273,913
Distribution fees ..................................................................................................... 47,271
Interest expense .................................................................................................... 531
Investment advisory fees .............................................................................................. 114,423
Printing and postage fees .............................................................................................. 78,326
Professional fees .................................................................................................... 55,256
Transfer agent fees .................................................................................................. 518,076
Other accrued expenses ............................................................................................... 24,360
Total li abilities ........................................................................................................
117,816,374
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 938,363,317
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 768,999,867
Accumulated earnings .................................................................................................. 169,363,450
NET ASSETS ........................................................................................................
$ 938,363,317
(a)
  Investments, at cost — affiliated ................................................................................... $ 936,503,346
(b)
  Securities loaned, at value — affiliated ............................................................................... $ 114,300,766

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2026
2026
BlackRock Semi-Annual Financial Statements and Additional Information
6
See notes to financial statements.
BlackRock 60/40
Target Allocation
ETF V.I. Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 693,184,060
Shares outstanding ...................................................................................................
42,647,290
Net asset value .....................................................................................................
$ 16.25
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10
Class III
Net assets .........................................................................................................
$ 245,179,257
Shares outstanding ...................................................................................................
15,250,487
Net asset value .....................................................................................................
$ 16.08
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10

Statement of Operations
(unaudited)

Six Months Ended June 30, 2026
7
Statement of Operations
See notes to financial statements.
BlackRock
60/40 Target
Allocation ETF
V.I. Fund
INVESTMENT INCOME
Dividends — affiliated ................................................................................................. $ 8,281,781
Interest — unaffiliated ................................................................................................. 789
Securities lending income — affiliated — net ................................................................................. 338,490
Total investment income .................................................................................................
8,621,060
EXPENSES
Transfer agent — class specific .......................................................................................... 876,229
Investment advisory .................................................................................................. 634,773
Distribution — class specific ............................................................................................ 276,519
Professional ....................................................................................................... 53,093
Accounting services .................................................................................................. 34,465
Printing and postage ................................................................................................. 21,254
Directors and Officer ................................................................................................. 6,928
Custodian ......................................................................................................... 5,700
Transfer agent ...................................................................................................... 2,532
Miscellaneous ...................................................................................................... 2,743
Total expenses excluding interest expense .....................................................................................
1,914,236
Interest expense .................................................................................................... 1,199
Total expenses .......................................................................................................
1,915,435
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (816)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (832,777)
Total expenses after fees waived and/or reimbursed ..............................................................................
1,081,842
Net investment income ..................................................................................................
7,539,218
REALIZED AND UNREALIZED GAIN (LOSS) $ 71,434,878
Net realized gain from investments - affiliated ................................................................................. 36,922,582
Net change in unrealized appreciation on investments - affiliated .................................................................... 34,512,296
Net realized and unrealized gain ...........................................................................................
71,434,878
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 78,974,096

Statements of Changes in Net Assets

2026
BlackRock Semi-Annual Financial Statements and Additional Information
8
See notes to financial statements.
BlackRock 60/40 Target Allocation ETF
V.I. Fund
Six Months Ended
06/30/26 (unaudited)
Year Ended
12/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................................................... $ 7,539,218  $ 16,776,153
Net realized gain ................................................................................... 36,922,582  33,982,442
Net change in unrealized appreciation (depreciation) ........................................................... 34,512,296  49,364,855
Net increase in net assets resulting from operations .............................................................. 78,974,096  100,123,450
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Class I ......................................................................................... —  (34,234,574)
Class III ........................................................................................ —  (11,736,654)
Decrease in net assets resulting from distributions to shareholders .................................................... —  (45,971,228)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions .................................................... 75,629,031  127,951,814
NET ASSETS
Total increase in net assets .............................................................................. 154,603,127  182,104,036
Beginning of period ................................................................................... 783,760,190  601,656,154
End of period .......................................................................................
$ 938,363,317  $ 783,760,190
(a)
  Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
9
Financial Highlights
BlackRock 60/40 Target Allocation ETF V.I. Fund
Class I
Six Months
Ended
06/30/26
(unaudited)
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of period ............
$ 14.86  $ 13.65  $ 13.25  $ 11.69  $ 14.03  $ 13.72
Net investment income
(a)
....................
0 .14  0 .36  0 .34  0 .31  0 .29  0 .31
Net realized and unrealized gain (loss) ...........
1 .25  1 .78  1 .21  1 .52  ( 2 .37 ) 1 .33
Net increase (decrease) from investment operations ... 1.39  2.14  1.55  1.83  (2.08) 1.64
Distributions
(b)
– – – – – –
From net investment income ................. —  ( 0 .36 ) ( 0 .33 ) ( 0 .27 ) ( 0 .26 ) ( 0 .28 )
From net realized gain ...................... —  ( 0 .57 ) ( 0 .82 ) —  ( 0 .00 )
(c)
( 1 .05 )
Return of capital .......................... —  —  —  ( 0 .00 )
(c)
—  —
Total distributions ........................... —  (0.93) (1.15) (0.27) (0.26) (1.33)
Net asset value, end of period ................. $ 16.25  $ 14.86  $ 13.65  $ 13.25  $ 11.69  $ 14.03
Total Return
(d)
Based on net asset value ..................... 9.35%
(e)
15.68% 11.64% 15.62% (14.82)% 11.99%
Ratios to Average Net Assets
(f)
Total expen ses ............................
0.39%
(g)
0.39% 0.40% 0.39% 0.41% 0.46%
Total expenses after fees waived and/or reimbursed ...
0.19%
(g)
0.19% 0.19% 0.19% 0.19% 0.19%
Net investment income ......................
1.85%
(g)
2.51% 2.39% 2.48% 2.32% 2.10%
Supplemental Data
Net assets, end of period (000) ................. $ 693,184  $ 578,355  $ 469,136  $ 389,689  $ 322,847  $ 338,569
Portfolio turnover rate ........................ 27% 36% 50% 62% 57% 62%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
10
BlackRock 60/40 Target Allocation ETF V.I. Fund
Class III
Six Months
Ended
06/30/26
(unaudited)
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of period ............
$ 14.71  $ 13.53  $ 13.15  $ 11.61  $ 13.94  $ 13.65
Net investment income
(a)
....................
0 .12  0 .33  0 .32  0 .28  0 .26  0 .30
Net realized and unrealized gain (loss) ...........
1 .25  1 .75  1 .18  1 .50  ( 2 .36 ) 1 .30
Net increase (decrease) from investment operations ... 1.37  2.08  1.50  1.78  (2.10) 1.60
Distributions
(b)
– – – – – –
From net investment income ................. —  ( 0 .33 ) ( 0 .30 ) ( 0 .24 ) ( 0 .23 ) ( 0 .26 )
From net realized gain ...................... —  ( 0 .57 ) ( 0 .82 ) —  ( 0 .00 )
(c)
( 1 .05 )
Return of capital .......................... —  —  —  ( 0 .00 )
(c)
—  —
Total distributions ........................... —  (0.90) (1.12) (0.24) (0.23) (1.31)
Net asset value, end of period ................. $ 16.08  $ 14.71  $ 13.53  $ 13.15  $ 11.61  $ 13.94
Total Return
(d)
Based on net asset value ..................... 9.31%
(e)
15.37% 11.36% 15.32% (15.04)% 11.70%
Ratios to Average Net Assets
(f)
Total expen ses ............................
0.64%
(g)
0.65% 0.66% 0.65% 0.63% 0.71%
Total expenses after fees waived and/or reimbursed ...
0.44%
(g)
0.44% 0.44% 0.44% 0.44% 0.44%
Net investment income ......................
1.59%
(g)
2.31% 2.22% 2.29% 2.14% 2.05%
Supplemental Data
Net assets, end of period (000) ................. $ 245,179  $ 205,405  $ 132,520  $ 80,075  $ 54,112  $ 44,504
Portfolio turnover rate ........................ 27% 36% 50% 62% 57% 62%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
11
Notes to Financial Statements
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock 60/40 Target
Allocation ETF V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Cash: The Fund may maintain cash at its custodian, which at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S.
federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Shares of underlying exchange-traded closed-end funds or other exchange-traded funds (“ETFs”) are valued at their most recent closing price. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
12
price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan.
The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value – affiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Barclays Capital, Inc. .............................. $ 256,256 $ (256,256) $ — $ —
Citigroup Global Markets, Inc. ........................ 24,638,724 (24,638,724) — —
Goldman Sachs & Co. LLC .......................... 36,607,068 (36,607,068) — —
J.P. Morgan Securities LLC .......................... 42,866,133 (42,866,133) — —
Jefferies LLC .................................... 9,593,197 (9,593,197) — —
SG Americas Securities LLC ......................... 339,388 (339,388) — —
$ 114,300,766 $ (114,300,766) $ — $ —
(a)
  Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)
13
Notes to Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of  0.25 % based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the six months ended June 30, 2026, the class specific distribution fees borne directly by Class III were $276,519.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific  in the Statement of Operations. For the six months ended June 30, 2026 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the six months ended June 30, 2026, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act
(“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months  ended June 30, 2026 , the amount waived was $ 816 .
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund's assets invested in affiliated equity and fixed-income mutual funds that have a contractual management fee through June 30, 2027. The contractual agreement may be terminated upon 90 days' notice by a majority of the
Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2026, there were no fees waived and/
or reimbursed by the Manager pursuant to this arrangement.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit net total annual operating expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2027, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2026, there were no fees waived and/or reimbursed by the Manager pursuant to this agreement.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.150%
$1 billion - $3 billion ..................................................................................................... 0.140
$3 billion - $5 billion ..................................................................................................... 0.135
Greater than $5 billion ................................................................................................... 0.130
Class I Class III Total
Transfer agent fees - class specific .................................................................... $ 644,970 $ 231,259 $ 876,229
Class I Class III
Expense Limitations .................................................................................. 0 .19% 0 .44%

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
14
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees reimbursed by the Manager — class specific in the Statement of
Operations. For the six months ended June 30, 2026, class specific expense waivers and/or reimbursements were as follows:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the securities lending agreement effective as of January 1, 2026, the Fund retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specific threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the securities lending agreement effective as of January 1, 2025, identical securities lending arrangements were in place for the Fund for the calendar year ended
December 31, 2025.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2026, the Fund paid BIM $72,457 for securities lending agent services.
Directors and Officers:  Certain directors and/or officers of the  Company  are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors  and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors . For the six months  ended June 30, 2026 , the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
6. PURCHASES AND SALES
For the six months ended June 30, 2026, purchases and sales of investments, excluding short-term securities, were $315,284,802 and $231,688,585, respectively.
7. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 612,871
Class III ...................................................................................................... 219,906
$ 832,777
Purchases ............................................................................................................... $ —
Sales ................................................................................................................... 1,756,550
Net Realized Gain .......................................................................................................... 423,199

Notes to Financial Statements
(unaudited) (continued)
15
Notes to Financial Statements
and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
As of June 30, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b)
the Fed Funds rate (but in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2027 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2026, the Fund did not borrow under the credit agreement.
9.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock 60/40 Target Allocation ETF V.I. Fund ............................ $ 937,167,793 $ 120,252,204 $ (1,914,591) $ 118,337,613

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
16
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
06/30/26
Year Ended
12/31/25
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock 60/40 Target Allocation ETF V.I. Fund
Class I
Shares sold .............................................
4,838,884 $ 73,120,773 5,113,536 $ 74,232,772
Shares issued in reinvestment of distributions ........................
— — 2,287,754 34,234,574
Shares redeemed .........................................
(1,116,237) (17,192,908) (2,855,298) (41,393,364)
3,722,647 $ 55,927,865 4,545,992 $ 67,073,982
Class III
Shares sold .............................................
2,327,881 $ 35,342,728 5,177,114 $ 75,224,447
Shares issued in reinvestment of distributions ........................
— — 792,109 11,736,654
Shares redeemed .........................................
(1,036,661) (15,641,562) (1,805,118) (26,083,269)
1,291,220 $ 19,701,166 4,164,105 $ 60,877,832
5,013,867 $ 75,629,031 8,710,097 $ 127,951,814

Glossary of Terms Used in these Financial Statements
17
Glossary of Terms Used in these Financial Statements
Portfolio Abbreviation
EAFE Europe, Australasia and Far East
ETF Exchange-Traded Fund
MBS Mortgage-Backed Securities
MSCI Morgan Stanley Capital International
Currency Abbreviation
USD United States Dollar

June 30, 2026
Not FDIC Insured - May Lose Value - No Bank Guarantee
2026 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock Advantage Large Cap Core V.I. Fund

Derivative Financial Instruments
2026
BlackRock Semi-Annual Financial Statements and Additional Information
2
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Schedule of Investments
(unaudited)
June 30, 2026
BlackRock Advantage Large Cap Core V.I. Fund
Schedule of Investments
3
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 3.1%
Carpenter Technology Corp. ............ 172 $ 106,097
GE Aerospace ...................... 1,739 649,916
General Dynamics Corp. ............... 3,004 1,064,137
HEICO Corp. ...................... 97 34,550
HEICO Corp. , Class A ................. 1,891 487,708
Lockheed Martin Corp. ................ 3,431 1,747,957
Northrop Grumman Corp. .............. 1,611 820,498
Rocket Lab Corp.
(a)
.................. 317 32,223
RTX Corp. ........................ 11,176 2,120,423
Woodward, Inc. ..................... 195 82,961
7,146,470
Air Freight & Logistics — 0.5%
FedEx Corp. ....................... 2,370 742,118
United Parcel Service, Inc. , Class B ....... 3,387 364,103
1,106,221
Automobile Components — 0.2%
BorgWarner, Inc. .................... 1,839 122,110
Lear Corp. ........................ 1,008 135,132
QuantumScape Corp. , Class A
(a)
.......... 32,966 249,223
506,465
Automobiles — 1.6%
Tesla, Inc.
(a)
........................ 8,860 3,726,516
Banks — 3.8%
Bank of America Corp. ................ 50,326 2,867,575
Citigroup, Inc. ...................... 10,254 1,435,150
Citizens Financial Group, Inc. ........... 394 27,608
Credicorp Ltd. ...................... 1,029 400,878
Huntington Bancshares, Inc. ............ 38,689 685,956
JPMorgan Chase & Co. ............... 8,347 2,732,224
Wells Fargo & Co. ................... 5,577 460,883
8,610,274
Beverages — 0.7%
Coca-Cola Co. (The) ................. 10,276 835,130
Constellation Brands, Inc. , Class A ........ 1,441 200,429
Molson Coors Beverage Co. , Class B
(b)
..... 4,411 171,853
PepsiCo, Inc. ...................... 3,197 432,874
1,640,286
Biotechnology — 2.7%
AbbVie, Inc. ....................... 5,958 1,499,271
Amgen, Inc. ....................... 3,057 1,107,001
Exelixis, Inc.
(a)
...................... 7,947 432,396
Gilead Sciences, Inc. ................. 6,382 806,302
Insmed, Inc.
(a)
...................... 1,936 206,416
Natera, Inc.
(a)
...................... 142 38,546
Neurocrine Biosciences, Inc.
(a)
........... 2,230 375,833
PTC Therapeutics, Inc.
(a)
............... 809 65,990
Regeneron Pharmaceuticals, Inc. ......... 599 373,501
Revolution Medicines, Inc.
(a)
............. 555 103,940
Summit Therapeutics, Inc.
(a)
............. 1,913 27,872
Ultragenyx Pharmaceutical, Inc.
(a)
......... 5,802 193,729
United Therapeutics Corp.
(a)
............. 800 433,464
Vertex Pharmaceuticals, Inc.
(a)
........... 870 432,155
Viking Therapeutics, Inc.
(a)
.............. 869 33,900
6,130,316
Broadline Retail — 3.8%
(a)
Amazon.com, Inc. ................... 35,128 8,372,407
Coupang, Inc. , Class A
(b)
............... 11,351 197,167
MercadoLibre, Inc. ................... 87 147,673
8,717,247
Security
Shares
Shares Value
Building Products — 0.1%
Modine Manufacturing Co.
(a)
............ 79 $ 21,095
Owens Corning ..................... 189 30,043
Trane Technologies plc ................ 590 289,784
340,922
Capital Markets — 3.1%
Blackstone, Inc. , Class A ............... 835 98,254
Blue Owl Capital, Inc. , Class A ........... 3,077 26,924
Charles Schwab Corp. (The) ............ 7,802 719,891
CME Group, Inc. , Class A .............. 2,064 455,793
Goldman Sachs Group, Inc. (The) ........ 1,404 1,419,964
Hamilton Lane, Inc. , Class A ............ 1,358 107,051
Interactive Brokers Group, Inc. , Class A ..... 516 44,913
Intercontinental Exchange, Inc. .......... 2,686 330,673
LPL Financial Holdings, Inc. ............. 992 279,427
Morgan Stanley ..................... 12,808 2,677,384
StepStone Group, Inc. , Class A .......... 5,014 207,379
TPG, Inc. , Class A ................... 9,666 391,956
Virtu Financial, Inc. , Class A ............. 3,360 200,155
XP, Inc. , Class A .................... 2,566 41,723
7,001,487
Chemicals — 0.9%
Air Products & Chemicals, Inc. ........... 810 237,476
Albemarle Corp. .................... 1,321 178,375
Celanese Corp. , Class A ............... 1,053 48,438
Dow, Inc. ......................... 17,059 466,734
Eastman Chemical Co. ................ 763 51,106
LyondellBasell Industries NV , Class A
(b)
..... 12,209 642,804
Solstice Advanced Materials, Inc. ......... 3,704 328,174
1,953,107
Commercial Services & Supplies — 0.9%
Clean Harbors, Inc.
(a)
................. 637 190,304
Copart, Inc.
(a)
...................... 5,886 165,926
Republic Services, Inc. , Class A .......... 5,441 1,159,368
Tetra Tech, Inc. ..................... 1,245 35,968
Waste Connections, Inc. ............... 3,560 593,417
2,144,983
Communications Equipment — 1.0%
Arista Networks, Inc.
(a)
................ 1,849 314,108
Ciena Corp.
(a)
...................... 669 328,185
Cisco Systems, Inc. .................. 8,516 1,000,289
Lumentum Holdings, Inc.
(a)
............. 728 624,668
Motorola Solutions, Inc. ............... 125 51,911
Viavi Solutions, Inc.
(a)
................. 1,420 67,805
2,386,966
Construction & Engineering — 0.5%
Comfort Systems USA, Inc. ............. 132 261,617
EMCOR Group, Inc. .................. 295 244,815
Everus Construction Group, Inc.
(a)
......... 1,070 177,567
MasTec, Inc.
(a)
...................... 522 217,183
Quanta Services, Inc. ................. 387 278,656
Sterling Infrastructure, Inc.
(a)
............ 40 33,574
1,213,412
Consumer Finance — 0.7%
Ally Financial, Inc. ................... 7,129 327,577
American Express Co. ................ 2,779 939,997
Capital One Financial Corp. ............. 1,322 265,220
OneMain Holdings, Inc. ................ 390 23,778
1,556,572
Consumer Staples Distribution & Retail — 1.5%
Casey's General Stores, Inc. ............ 132 104,912
Costco Wholesale Corp. ............... 1,654 1,547,268

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Advantage Large Cap Core V.I. Fund
4
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Consumer Staples Distribution & Retail (continued)
Dollar General Corp. ................. 2,392 $ 275,343
Kroger Co. (The) .................... 4,272 237,224
Sysco Corp. ....................... 10,839 905,924
Walmart, Inc. ....................... 4,031 456,551
3,527,222
Containers & Packaging — 0.2%
Graphic Packaging Holding Co. .......... 20,191 213,419
International Paper Co. ................ 5,640 214,884
428,303
Distributors — 0.1%
Genuine Parts Co. ................... 243 28,669
LKQ Corp. ........................ 3,247 85,494
114,163
Diversified Consumer Services — 0.0%
H&R Block, Inc.
(b)
.................... 835 31,797
Liberty Live Holdings, Inc. , Class C
(a)
....... 229 24,191
55,988
Diversified Telecommunication Services — 0.9%
AT&T, Inc. ......................... 5,793 119,915
Comcast Corp. , Class A ............... 10,686 262,341
Space Exploration Technologies Corp. , Class
A
(a) (b)
.......................... 10,012 1,710,651
2,092,907
Electric Utilities — 1.0%
FirstEnergy Corp. ................... 3,444 163,728
NextEra Energy, Inc. ................. 6,958 610,704
PG&E Corp. ....................... 20,557 345,769
Portland General Electric Co.
(b)
........... 4,142 214,680
PPL Corp. ........................ 14,186 515,661
Xcel Energy, Inc. .................... 4,042 324,572
2,175,114
Electrical Equipment — 1.8%
Bloom Energy Corp. , Class A
(a)
........... 1,543 467,066
Emerson Electric Co. ................. 4,769 682,682
GE Vernova, Inc. .................... 772 906,992
Generac Holdings, Inc.
(a)
............... 455 133,229
Hubbell, Inc. , Class B ................. 282 147,542
Innio NV
(a)
......................... 4,597 181,811
nVent Electric plc .................... 1,037 175,886
Rockwell Automation, Inc. .............. 2,332 1,154,527
Vertiv Holdings Co. , Class A ............ 290 97,098
Vicor Corp.
(a)
....................... 187 71,019
4,017,852
Electronic Equipment, Instruments & Components — 1.2%
Advanced Energy Industries, Inc. ......... 810 302,025
Amphenol Corp. , Class A .............. 6,327 1,115,577
Coherent Corp.
(a)
.................... 632 249,305
Corning, Inc. ....................... 1,420 362,710
Jabil, Inc. ......................... 311 119,884
Keysight Technologies, Inc.
(a)
............ 1,426 499,200
TTM Technologies, Inc.
(a)
............... 265 49,560
2,698,261
Energy Equipment & Services — 0.2%
Halliburton Co. ..................... 10,045 341,028
Entertainment — 0.6%
(a)
Netflix, Inc. ........................ 10,004 714,286
Roku, Inc. , Class A ................... 546 75,424
Spotify Technology SA ................ 1,039 477,036
1,266,746
Security
Shares
Shares Value
Financial Services — 2.5%
Berkshire Hathaway, Inc. , Class B
(a)
....... 5,542 $ 2,773,161
Block, Inc. , Class A
(a)
................. 2,473 187,948
Chime Financial, Inc. , Class A
(a)
.......... 8,224 168,428
Fidelity National Information Services, Inc. ... 8,689 337,828
Mastercard, Inc. , Class A ............... 989 507,951
Visa, Inc. , Class A ................... 5,221 1,791,273
5,766,589
Food Products — 0.2%
Archer-Daniels-Midland Co. ............. 5,279 403,316
Ground Transportation — 0.5%
Fedex Freight Holding Co., Inc.
(a)
......... 546 82,446
Knight-Swift Transportation Holdings, Inc. , Class
A ............................ 264 20,558
Old Dominion Freight Line, Inc. .......... 1,041 225,480
Saia, Inc.
(a)
........................ 629 264,910
Uber Technologies, Inc.
(a)
.............. 1,505 108,601
XPO, Inc.
(a)
........................ 2,053 421,460
1,123,455
Health Care Equipment & Supplies — 1.7%
Abbott Laboratories .................. 21,318 1,934,395
Boston Scientific Corp.
(a)
............... 20,278 865,465
GE HealthCare Technologies, Inc. ........ 2,341 149,848
Inspire Medical Systems, Inc.
(a)
.......... 1,062 47,376
Medtronic plc ...................... 12,175 952,450
3,949,534
Health Care Providers & Services — 2.2%
Cardinal Health, Inc. .................. 2,337 555,178
Centene Corp.
(a)
.................... 333 21,375
Chemed Corp. ...................... 899 418,700
Cigna Group (The) ................... 729 200,971
CVS Health Corp. ................... 4,130 427,248
Elevance Health, Inc. ................. 1,123 434,298
HCA Healthcare, Inc. ................. 1,230 479,565
McKesson Corp. .................... 970 732,932
Molina Healthcare, Inc.
(a)
............... 221 50,543
UnitedHealth Group, Inc. ............... 4,176 1,735,671
5,056,481
Health Care REITs — 0.1%
Healthpeak Properties, Inc. ............. 8,919 190,867
Health Care Technology — 0.0%
(a)
Doximity, Inc. , Class A ................ 1,593 33,039
Veeva Systems, Inc. , Class A ............ 322 57,145
90,184
Hotels, Restaurants & Leisure — 1.3%
Airbnb, Inc. , Class A
(a)
................. 2,433 348,162
Booking Holdings, Inc. ................ 4,275 761,976
Chipotle Mexican Grill, Inc. , Class A
(a)
...... 38,434 1,306,756
Starbucks Corp. ..................... 914 93,402
Texas Roadhouse, Inc. , Class A .......... 559 108,015
Viking Holdings Ltd.
(a)
................. 2,946 308,358
2,926,669
Household Durables — 0.6%
Garmin Ltd. ........................ 1,323 314,266
Installed Building Products, Inc. .......... 3,207 737,097
NVR, Inc.
(a)
........................ 48 327,043
1,378,406
Household Products — 0.9%
Procter & Gamble Co. (The) ............ 13,449 1,972,161

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Advantage Large Cap Core V.I. Fund
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The) .................... 2,340 $ 34,304
Industrial Conglomerates — 0.3%
3M Co. ........................... 4,682 758,063
Industrial REITs — 0.2%
Prologis, Inc. ....................... 3,137 424,969
Insurance — 1.4%
American Financial Group, Inc. .......... 3,105 434,514
American International Group, Inc. ........ 7,170 534,380
Hartford Insurance Group, Inc. (The) ....... 2,518 333,685
MetLife, Inc. ....................... 5,051 427,365
Reinsurance Group of America, Inc. ....... 572 121,636
Travelers Cos., Inc. (The) .............. 2,483 819,688
WR Berkley Corp. ................... 5,923 417,749
3,089,017
Interactive Media & Services — 7.6%
Alphabet, Inc. , Class A ................ 21,227 7,585,893
Alphabet, Inc. , Class C ................ 15,767 5,570,954
Meta Platforms, Inc. , Class A ............ 7,412 4,175,105
Snap, Inc. , Class A
(a)
................. 20,083 89,169
17,421,121
IT Services — 0.5%
Accenture plc , Class A ................ 2,768 344,450
Amdocs Ltd.
(b)
...................... 1,215 61,406
Applied Digital Corp.
(a)
................ 2,073 77,323
International Business Machines Corp. ..... 1,755 493,523
MongoDB, Inc. , Class A
(a)
.............. 241 80,952
Quantinuum, Inc. , Class A
(a)
............. 1,028 84,029
1,141,683
Life Sciences Tools & Services — 0.0%
Tempus AI, Inc. , Class A
(a)
.............. 1,422 82,376
Machinery — 3.0%
Caterpillar, Inc. ..................... 2,865 3,050,938
Cummins, Inc. ...................... 276 196,846
Illinois Tool Works, Inc. ................ 5,657 1,530,049
PACCAR, Inc. ...................... 3,049 366,246
Parker-Hannifin Corp. ................. 1,660 1,623,679
6,767,758
Media — 0.4%
Fox Corp. , Class A ................... 6,437 335,754
Fox Corp. , Class B ................... 491 22,998
Omnicom Group, Inc. ................. 2,644 192,563
Trade Desk, Inc. (The) , Class A
(a)
......... 9,454 170,928
Versant Media Group, Inc.
(b)
............. 5,080 182,931
905,174
Metals & Mining — 0.8%
Alcoa Corp. ........................ 1,721 89,733
Freeport-McMoRan, Inc. ............... 12,616 793,420
Newmont Corp. ..................... 7,110 664,074
Nucor Corp. ....................... 327 72,839
Reliance, Inc.
(b)
..................... 340 127,024
1,747,090
Multi-Utilities — 0.4%
DTE Energy Co. .................... 2,983 454,519
NiSource, Inc. ...................... 4,176 198,569
Sempra .......................... 2,738 253,840
WEC Energy Group, Inc. ............... 1,005 117,354
1,024,282
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels — 3.2%
Cheniere Energy, Inc. ................. 1,254 $ 299,719
Chevron Corp. ...................... 12,725 2,109,296
ConocoPhillips ..................... 5,143 534,666
Exxon Mobil Corp. ................... 16,903 2,310,978
Phillips 66 ......................... 7,465 1,261,958
Valero Energy Corp. .................. 3,000 781,320
7,297,937
Passenger Airlines — 0.0%
Alaska Air Group, Inc.
(a)
................ 727 37,949
Pharmaceuticals — 2.6%
Bristol-Myers Squibb Co. ............... 25,555 1,472,479
Eli Lilly & Co. ...................... 2,376 2,849,846
Johnson & Johnson .................. 1,862 472,892
Merck & Co., Inc. .................... 5,483 704,566
Pfizer, Inc. ........................ 15,142 364,619
5,864,402
Professional Services — 0.5%
Booz Allen Hamilton Holding Corp. , Class A .. 3,848 233,458
Jacobs Solutions, Inc. ................. 1,573 198,198
KBR, Inc. ......................... 4,254 146,891
Leidos Holdings, Inc. ................. 3,680 378,930
SS&C Technologies Holdings, Inc. ........ 4,364 270,786
1,228,263
Semiconductors & Semiconductor Equipment — 18.4%
Advanced Micro Devices, Inc.
(a)
.......... 5,184 3,011,437
Analog Devices, Inc. .................. 1,070 424,972
Applied Materials, Inc. ................ 4,415 3,192,045
Astera Labs, Inc.
(a)
................... 381 184,031
Broadcom, Inc. ..................... 15,879 5,998,292
Cerebras Systems, Inc. , Class A
(a) (b)
....... 373 82,433
Intel Corp.
(a)
....................... 13,281 1,854,426
Lam Research Corp. ................. 6,541 2,834,411
Marvell Technology, Inc. ............... 2,468 735,192
Microchip Technology, Inc. .............. 2,183 199,090
Micron Technology, Inc. ................ 4,024 4,644,863
NVIDIA Corp. ...................... 84,489 16,905,404
QUALCOMM, Inc. ................... 2,295 424,093
Teradyne, Inc. ...................... 1,471 711,729
Texas Instruments, Inc. ................ 2,354 701,657
41,904,075
Software — 7.0%
Adobe, Inc.
(a)
....................... 2,619 536,947
Cadence Design Systems, Inc.
(a)
......... 791 296,878
Check Point Software Technologies Ltd.
(a)
... 2,595 341,061
Datadog, Inc. , Class A
(a)
............... 1,051 273,638
Dynatrace, Inc.
(a)
.................... 11,406 500,838
Fortinet, Inc.
(a)
...................... 2,849 437,663
InterDigital, Inc.
(b)
.................... 440 124,577
Intuit, Inc. ......................... 519 135,459
Microsoft Corp. ..................... 27,370 10,209,557
Nutanix, Inc. , Class A
(a)
................ 632 32,207
Oracle Corp. ....................... 4,048 593,234
Palantir Technologies, Inc. , Class A
(a)
...... 6,048 705,620
Palo Alto Networks, Inc.
(a)
.............. 2,403 819,471
RingCentral, Inc. , Class A
(b)
............. 5,018 195,602
SentinelOne, Inc. , Class A
(a)
............. 2,014 34,178
Synopsys, Inc.
(a)
.................... 625 278,794
UiPath, Inc. , Class A
(a)
................ 5,304 57,655
Zscaler, Inc.
(a)
...................... 2,800 395,220
15,968,599

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Advantage Large Cap Core V.I. Fund
6
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Specialized REITs — 0.7%
CubeSmart ........................ 18,860 $ 750,062
Digital Realty Trust, Inc. ............... 3,330 598,001
Equinix, Inc. ....................... 110 114,663
Extra Space Storage, Inc. .............. 695 100,984
1,563,710
Specialty Retail — 2.4%
Best Buy Co., Inc. ................... 3,035 230,296
Burlington Stores, Inc.
(a)
............... 141 44,669
Gap, Inc. (The) ..................... 7,384 137,933
Home Depot, Inc. (The) ............... 3,562 1,256,246
Lowe's Cos., Inc. .................... 571 125,900
Murphy USA, Inc. ................... 273 147,111
O'Reilly Automotive, Inc.
(a)
.............. 14,819 1,364,682
Ross Stores, Inc. .................... 2,704 575,546
TJX Cos., Inc. (The) .................. 6,529 989,143
Tractor Supply Co. ................... 16,624 525,485
5,397,011
Technology Hardware, Storage & Peripherals — 8.3%
Apple, Inc. ........................ 53,238 15,404,948
Dell Technologies, Inc. , Class C .......... 1,282 553,132
Everpure, Inc. , Class A
(a)
............... 1,914 150,804
Hewlett Packard Enterprise Co. .......... 8,342 376,307
Sandisk Corp.
(a)
..................... 542 1,232,362
Seagate Technology Holdings plc ......... 149 143,785
Western Digital Corp. ................. 1,564 998,958
18,860,296
Textiles, Apparel & Luxury Goods — 0.0%
NIKE, Inc. , Class B .................. 1,800 73,890
Security
Shares
Shares Value
Trading Companies & Distributors — 0.2%
Applied Industrial Technologies, Inc. ....... 891 $ 301,292
Watsco, Inc. ....................... 511 212,949
WESCO International, Inc. .............. 152 52,505
566,746
Wireless Telecommunication Services — 0.1%
Millicom International Cellular SA ......... 898 81,503
T-Mobile US, Inc. .................... 528 88,561
170,064
Total Long-Term Investments — 99 .1%
(Cost: $ 166,917,627 ) .............................. 226,085,269
Short-Term Securities
Money Market Funds — 2.5%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(e)
.................. 3,481,596 3,482,641
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 3.54% .................... 2,116,131 2,116,131
Total Short-Term Securities — 2 .5%
(Cost: $ 5,598,762 ) ............................... 5,598,772
Total Investments — 101 .6%
(Cost: $ 172,516,389 ) .............................. 231,684,041
Liabilities in Excess of Other Assets — (1.6) % ............. (3,570,590)
Net Assets — 100.0% ...............................
$ 228,113,451
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
Shares
Held at
06/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 3,007,586 $ 475,586
(a)
$ — $ (541) $ 10 $ 3,482,641 3,481,596 $ 1,716
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 1,935,498 180,633
(a)
— — — 2,116,131 2,116,131 36,018 —
$ (541) $ 10 $ 5,598,772 $ 37,734 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Advantage Large Cap Core V.I. Fund
Schedule of Investments
7
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 6 09/18/26 $ 2,264 $ (13,427)
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 13,427 $ — $ — $ — $ 13,427
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended June 30, 2026, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 302,115 $ — $ — $ — $ 302,115
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ (8,540) $ — $ — $ — $ (8,540)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 2,117,850
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 226,085,269 $ — $ — $ 226,085,269
Short-Term Securities
Money Market Funds ...................................... 5,598,772 — — 5,598,772
$ 231,684,041 $ — $ — $ 231,684,041

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Advantage Large Cap Core V.I. Fund
8
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (13,427) $ — $ — $ (13,427)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Statement of Assets and Liabilities
(unaudited)

June 30, 2026
9
Statement of Assets and Liabilities
BlackRock
Advantage
Large Cap Core
V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 226,085,269
Investments, at value — affiliated
(c)
.......................................................................................... 5,598,772
Cash ............................................................................................................. 110,373
Cash pledged: –
Futures contracts .................................................................................................... 152,000
Receivables: –
Investments sold .................................................................................................... 1,076,841
Securities lending income — affiliated ...................................................................................... 535
Capital shares sold ................................................................................................... 456
Dividends — unaffiliated ............................................................................................... 74,378
Dividends — affiliated ................................................................................................. 5,538
Variation margin on futures contracts ....................................................................................... 14,400
Prepaid e xpenses ..................................................................................................... 3,177
Total a ssets .........................................................................................................
233,121,739
LIABILITIES
Collateral on securities loaned ............................................................................................. 3,496,954
Payables: –
Investments purchased ................................................................................................ 1,120,181
Capital shares redeemed ............................................................................................... 59,520
Distribution fees ..................................................................................................... 9,247
Interest expense .................................................................................................... 154
Investment advisory fees .............................................................................................. 92,982
Professional fees .................................................................................................... 52,600
Transfer agent fees .................................................................................................. 133,525
Variation margin on futures contracts ....................................................................................... 93
Other accrued expenses ............................................................................................... 43,032
Total li abilities ........................................................................................................
5,008,288
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 228,113,451
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 150,460,331
Accumulated earnings .................................................................................................. 77,653,120
NET ASSETS ........................................................................................................
$ 228,113,451
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 166,917,627
(b)
  Securities loaned, at value ...................................................................................... $ 3,457,977
(c)
  Investments, at cost — affiliated ................................................................................... $ 5,598,762
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2026
2026
BlackRock Semi-Annual Financial Statements and Additional Information
10
See notes to financial statements.
BlackRock
Advantage Large
Cap Core V.I.
Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 184,814,851
Shares outstanding ...................................................................................................
6,792,170
Net asset value .....................................................................................................
$ 27.21
Shares authorized ...................................................................................................
200 million
Par value ......................................................................................................... $ 0.10
Class II
Net assets .........................................................................................................
$ 5,570,884
Shares outstanding ...................................................................................................
204,102
Net asset value .....................................................................................................
$ 27.29
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10
Class III
Net assets .........................................................................................................
$ 37,727,716
Shares outstanding ...................................................................................................
1,270,308
Net asset value .....................................................................................................
$ 29.70
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10

Statement of Operations
(unaudited)

Six Months Ended June 30, 2026
11
Statement of Operations
See notes to financial statements.
BlackRock
Advantage
Large Cap Core
V.I. Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 1,253,303
Dividends — affiliated ................................................................................................. 36,018
Interest — unaffiliated ................................................................................................. 2,593
Securities lending income — affiliated — net ................................................................................. 1,716
Foreign taxes withheld ................................................................................................ (2,297)
Total investment income .................................................................................................
1,291,333
EXPENSES
Investment advisory .................................................................................................. 531,706
Transfer agent — class specific .......................................................................................... 216,526
Professional ....................................................................................................... 45,327
Distribution — class specific ............................................................................................ 41,733
Accounting services .................................................................................................. 20,188
Custodian ......................................................................................................... 13,204
Directors and Officer ................................................................................................. 4,717
Printing and postage ................................................................................................. 2,579
Transfer agent ...................................................................................................... 2,481
Miscellaneous ...................................................................................................... 3,967
Total expenses excluding interest expense .....................................................................................
882,428
Interest expense .................................................................................................... 315
Total expenses .......................................................................................................
882,743
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (766)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (158,295)
Total expenses after fees waived and/or reimbursed ..............................................................................
723,682
Net investment income ..................................................................................................
567,651
REALIZED AND UNREALIZED GAIN (LOSS) $ 24,302,261
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... 14,252,043
Investments — affiliated ............................................................................................. (541)
Foreign currency transactions ......................................................................................... 39
Futures contracts .................................................................................................. 302,115
A
14,553,656
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 9,757,135
Investments — affiliated ............................................................................................. 10
Futures contracts .................................................................................................. (8,540)
A
9,748,605
Net realized and unrealized gain ...........................................................................................
24,302,261
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 24,869,912

Statements of Changes in Net Assets

2026
BlackRock Semi-Annual Financial Statements and Additional Information
12
See notes to financial statements.
BlackRock Advantage Large Cap Core
V.I. Fund
Six Months Ended
06/30/26 (unaudited)
Year Ended
12/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 567,651  $ 1,019,194
Net realized gain .................................................................................. 14,553,656  21,659,067
Net change in unrealized appreciation (depreciation) .......................................................... 9,748,605  13,583,492
Net increase in net assets resulting from operations ............................................................. 24,869,912  36,261,753
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Class I ........................................................................................ —  (21,614,813)
Class II ....................................................................................... —  (607,045)
Class III ....................................................................................... —  (2,671,779)
Decrease in net assets resulting from distributions to shareholders ................................................... —  (24,893,637)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ................................................... (5,795,924) (1,034,382)
NET ASSETS
Total increase in net assets ............................................................................. 19,073,988  10,333,734
Beginning of period .................................................................................. 209,039,463  198,705,729
End of period ......................................................................................
$ 228,113,451  $ 209,039,463
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
13
Financial Highlights
BlackRock Advantage Large Cap Core V.I. Fund
Class I
Six Months
Ended
06/30/26
(unaudited)
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of period ..........
$ 24.31  $ 23.02  $ 20.47  $ 16.48  $ 21.17  $ 29.89
Net investment income
(a)
..................
0 .07  0 .13  0 .15  0 .16  0 .18  0 .25
Net realized and unrealized gain (loss) .........
2 .83  4 .35  5 .15  3 .99  ( 4 .42 ) 7 .78
Net increase (decrease) from investment operations . 2.90  4.48  5.30  4.15  (4.24) 8.03
Distributions
(b)
– – – – – –
From net investment income ............... —  ( 0 .13 ) ( 0 .18 ) ( 0 .16 ) ( 0 .17 ) ( 0 .51 )
From net realized gain .................... —  ( 3 .06 ) ( 2 .57 ) —  ( 0 .28 ) (16.24)
Total distributions ......................... —  (3.19) (2.75) (0.16) (0.45) (16.75)
Net asset value, end of period ............... $ 27.21  $ 24.31  $ 23.02  $ 20.47  $ 16.48  $ 21.17
Total Return
(c)
Based on net asset value ................... 11.93%
(d)
20.05% 25.44% 25.23%
(e)
(19.99)% 28.44%
Ratios to Average Net Assets
(f)
Total expen ses ..........................
0.79%
(g)
0.79% 0.82% 0.81% 0.80% 0.71%
Total expenses after fees waived and/or reimbursed .
0.64%
(g)
0.64% 0.66% 0.66% 0.65% 0.56%
Net investment income ....................
0.58%
(g)
0.55% 0.65% 0.87% 0.99% 0.76%
Supplemental Data
Net assets, end of period (000) ............... $ 184,815  $ 179,026  $ 172,460  $ 156,576  $ 144,437  $ 203,609
Portfolio turnover rate ...................... 57% 112% 114% 111% 117% 116%
(h)
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
14
BlackRock Advantage Large Cap Core V.I. Fund
Class II
Six Months
Ended
06/30/26
(unaudited)
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of period ..........
$ 24.41  $ 23.10  $ 20.53  $ 16.53  $ 21.24  $ 29.95
Net investment income
(a)
..................
0 .05  0 .09  0 .11  0 .13  0 .15  0 .19
Net realized and unrealized gain (loss) .........
2 .83  4 .37  5 .17  4 .00  ( 4 .44 ) 7 .79
Net increase (decrease) from investment operations . 2.88  4.46  5.28  4.13  (4.29) 7.98
Distributions
(b)
– – – – – –
From net investment income ............... —  ( 0 .09 ) ( 0 .14 ) ( 0 .13 ) ( 0 .14 ) ( 0 .45 )
From net realized gain .................... —  ( 3 .06 ) ( 2 .57 ) —  ( 0 .28 ) (16.24)
Total distributions ......................... —  (3.15) (2.71) (0.13) (0.42) (16.69)
Net asset value, end of period ............... $ 27.29  $ 24.41  $ 23.10  $ 20.53  $ 16.53  $ 21.24
Total Return
(c)
Based on net asset value ................... 11.80%
(d)
19.86% 25.28% 25.03%
(e)
(20.17)% 28.20%
Ratios to Average Net Assets
(f)
Total expen ses ..........................
0.94%
(g)
0.94% 0.97% 0.96% 0.95% 0.86%
Total expenses after fees waived and/or reimbursed .
0.81%
(g)
0.81% 0.83% 0.83% 0.82% 0.73%
Net investment income ....................
0.41%
(g)
0.38% 0.49% 0.70% 0.82% 0.59%
Supplemental Data
Net assets, end of period (000) ............... $ 5,571  $ 5,044  $ 5,659  $ 4,518  $ 3,464  $ 4,570
Portfolio turnover rate ...................... 57% 112% 114% 111% 117% 116%
(h)
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
15
Financial Highlights
BlackRock Advantage Large Cap Core V.I. Fund
Class III
Six Months
Ended
06/30/26
(unaudited)
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of period ..........
$ 26.57  $ 24.91  $ 21.98  $ 17.69  $ 22.68  $ 29.58
Net investment income
(a)
..................
0 .04  0 .07  0 .10  0 .12  0 .15  0 .15
Net realized and unrealized gain (loss) .........
3 .09  4 .71  5 .51  4 .28  ( 4 .73 ) 7 .73
Net increase (decrease) from investment operations . 3.13  4.78  5.61  4.40  (4.58) 7.88
Distributions
(b)
– – – – – –
From net investment income ............... —  ( 0 .06 ) ( 0 .11 ) ( 0 .11 ) ( 0 .13 ) ( 0 .02 )
From net realized gain .................... —  ( 3 .06 ) ( 2 .57 ) —  ( 0 .28 ) (14.76)
Total distributions ......................... —  (3.12) (2.68) (0.11) (0.41) (14.78)
Net asset value, end of period ............... $ 29.70  $ 26.57  $ 24.91  $ 21.98  $ 17.69  $ 22.68
Total Return
(c)
Based on net asset value ................... 11.78%
(d)
19.73% 25.11% 24.90%
(e)
(20.16)% 28.06%
Ratios to Average Net Assets
(f)
Total expen ses ..........................
1.04%
(g)
1.03% 1.06% 0.97% 0.87% 0.95%
Total expenses after fees waived and/or reimbursed .
0.92%
(g)
0.92% 0.94% 0.93% 0.86% 0.83%
Net investment income ....................
0.31%
(g)
0.27% 0.38% 0.61% 0.79% 0.46%
Supplemental Data
Net assets, end of period (000) ............... $ 37,728  $ 24,970  $ 20,587  $ 15,243  $ 14,322  $ 15,962
Portfolio turnover rate ...................... 57% 112% 114% 111% 117% 116%
(h)
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
16
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Advantage
Large Cap Core V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I, Class II and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class II and Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2026 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian, which at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Notes to Financial Statements
(unaudited) (continued)
17
Notes to Financial Statements
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan.

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
18
The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
(b)
Goldman Sachs & Co. LLC .......................... $ 191,002 $ (191,002) $ — $ —
J.P. Morgan Securities LLC .......................... 847,426 (847,426) — —
Jefferies LLC .................................... 1,693,393 (1,659,608) — 33,785
Morgan Stanley .................................. 21,606 (21,606) — —
National Financial Services LLC ....................... 112,080 (112,080) — —
TD Securities (USA) LLC ........................... 592,470 (592,470) — —
$ 3,457,977 $ (3,424,192) $ — $ 33,785
(a)
  Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.
(b)
  The market value of the loaned securities is determined as of June 30, 2026. Additional collateral is delivered to the Fund subsequent to period end in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(unaudited) (continued)
19
Notes to Financial Statements
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees . The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the six months ended June 30, 2026, the following table shows the class specific distribution fees borne directly by each share class of the Fund:
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific in the Statement of Operations . For the six months ended June 30, 2026 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the six months ended June 30, 2026, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act
(“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months  ended June 30, 2026 , the amount waived was $ 766 .
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2027. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2026, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain networking and operational/recordkeeping fees (transfer agent fees) in order to limit such expenses to a percentage of average daily net assets as follows:
Average Daily Net Assets
Investment
Advisory Fees
First $250 million ....................................................................................................... 0.500%
$250 million - $300 million ................................................................................................. 0.450
$300 million - $400 million ................................................................................................. 0.425
Greater than $400 million ................................................................................................. 0.400
Share Class Distribution Fees
Class II ............................................................................................................... 0 .15%
Class III ............................................................................................................... 0 .25
Share Class
Distribution
Fees
Class II ......................................................................................................... $ 3,980
Class III ......................................................................................................... 37,753
$ 41,733
Class I Class II Class III Total
Transfer agent fees - class specific ....................................................... $ 180,251 $ 5,439 $ 30,836 $ 216,526
Class I ................................................................................................................
0 .05%
Class II ...............................................................................................................
0 .07
Class III ...............................................................................................................
0 .08

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
20
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2027, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the
Manager — class specific in the Statement of Operations. For the six months ended June 30, 2026, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit net total annual operating expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2027, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2026, there were no fees waived and/or reimbursed by the Manager pursuant to this agreement.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the securities lending agreement effective as of January 1, 2026, the Fund retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specific threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the securities lending agreement effective as of January 1, 2025, identical securities lending arrangements were in place for the Fund for the calendar year ended
December 31, 2025.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2026, the Fund paid BIM $399 for securities lending agent services.
Directors and Officers:  Certain directors and/or officers of the  Company  are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors  and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors . For the six months  ended June 30, 2026 , the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the six months ended June 30, 2026, purchases and sales of investments, excluding short-term securities, were $122,557,991 and $127,675,466, respectively.
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 135,958
Class II ...................................................................................................... 3,581
Class III ...................................................................................................... 18,756
$ 158,295
Class I Class II Class III
Expense Limitations ................................................................. 1 .25% 1 .40% 1 .50%
Purchases ............................................................................................................... $ 14,933,477
Sales ................................................................................................................... 13,722,039
Net Realized Gain .......................................................................................................... 1,487,381

Notes to Financial Statements
(unaudited) (continued)
21
Notes to Financial Statements
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
As of June 30, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b)
the Fed Funds rate (but in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2027 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2026, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Advantage Large Cap Core V.I. Fund ............................ $ 173,130,369 $ 64,135,124 $ (5,594,879) $ 58,540,245

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
22
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
06/30/26
Year Ended
12/31/25
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Advantage Large Cap Core V.I. Fund
Class I
Shares sold .............................................
63,413 $ 1,565,982 97,233 $ 2,270,479
Shares issued in reinvestment of distributions ........................
— — 902,803 21,614,813
Shares redeemed .........................................
(635,658) (16,022,888) (1,128,890) (27,018,169)
(572,245) $ (14,456,906) (128,854) $ (3,132,877)
Class II
Shares sold .............................................
23,005 $ 577,784 42,303 $ 1,007,633
Shares issued in reinvestment of distributions ........................
— — 25,264 607,045
Shares redeemed .........................................
(25,591) (657,114) (105,910) (2,568,421)
(2,586) $ (79,330) (38,343) $ (953,743)
Class III
Shares sold .............................................
401,283 $ 10,691,118 208,984 $ 5,478,344
Shares issued in reinvestment of distributions ........................
— — 102,284 2,671,779
Shares redeemed .........................................
(70,710) (1,950,806) (198,031) (5,097,885)
330,573 $ 8,740,312 113,237 $ 3,052,238
(244,258) $ (5,795,924) (53,960) $ (1,034,382)

Glossary of Terms Used in these Financial Statements
23
Glossary of Terms Used in these Financial Statements
Portfolio Abbreviation
REIT Real Estate Investment Trust

June 30, 2026
Not FDIC Insured - May Lose Value - No Bank Guarantee
2026 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock Advantage Large Cap Value V.I. Fund

Derivative Financial Instruments
2026
BlackRock Semi-Annual Financial Statements and Additional Information
2
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Schedule of Investments
(unaudited)
June 30, 2026
BlackRock Advantage Large Cap Value V.I. Fund
Schedule of Investments
3
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 3.0%
General Dynamics Corp. ............... 1,794 $ 635,507
HEICO Corp. , Class A ................. 806 207,875
Lockheed Martin Corp. ................ 1,338 681,657
Northrop Grumman Corp. .............. 867 441,572
RTX Corp. ........................ 6,934 1,315,588
3,282,199
Air Freight & Logistics — 0.8%
FedEx Corp. ....................... 1,510 472,826
United Parcel Service, Inc. , Class B ....... 3,316 356,470
829,296
Automobile Components — 0.3%
BorgWarner, Inc. .................... 1,806 119,918
Lear Corp. ........................ 628 84,190
QuantumScape Corp. , Class A
(a)
.......... 13,878 104,918
309,026
Automobiles — 0.2%
General Motors Co. .................. 2,359 181,832
Banks — 7.1%
Bank of America Corp. ................ 32,879 1,873,445
Citigroup, Inc. ...................... 9,430 1,319,823
Citizens Financial Group, Inc. ........... 2,831 198,368
Credicorp Ltd. ...................... 508 197,907
Huntington Bancshares, Inc. ............ 26,471 469,331
JPMorgan Chase & Co. ............... 8,040 2,631,733
Popular, Inc. ....................... 1,076 176,658
Wells Fargo & Co. ................... 11,235 928,460
7,795,725
Beverages — 1.7%
Boston Beer Co., Inc. (The) , Class A
(a)
...... 237 41,956
Coca-Cola Co. (The) ................. 9,047 735,250
Constellation Brands, Inc. , Class A ........ 942 131,023
Molson Coors Beverage Co. , Class B
(b)
..... 7,328 285,499
PepsiCo, Inc. ...................... 5,039 682,280
1,876,008
Biotechnology — 3.0%
AbbVie, Inc. ....................... 2,602 654,767
Amgen, Inc. ....................... 1,224 443,235
Biogen, Inc.
(a)
...................... 624 134,821
Exelixis, Inc.
(a)
...................... 4,050 220,360
Gilead Sciences, Inc. ................. 3,986 503,591
Insmed, Inc.
(a)
...................... 387 41,262
Natera, Inc.
(a)
...................... 153 41,532
Neurocrine Biosciences, Inc.
(a)
........... 910 153,367
PTC Therapeutics, Inc.
(a)
............... 415 33,852
Regeneron Pharmaceuticals, Inc. ......... 593 369,759
Revolution Medicines, Inc.
(a)
............. 545 102,068
Roivant Sciences Ltd.
(a)
................ 544 19,252
Ultragenyx Pharmaceutical, Inc.
(a)
......... 1,811 60,469
United Therapeutics Corp.
(a)
............. 461 249,784
Vertex Pharmaceuticals, Inc.
(a)
........... 517 256,809
Viking Therapeutics, Inc.
(a)
.............. 865 33,744
3,318,672
Broadline Retail — 6.1%
(a)
Amazon.com, Inc. ................... 27,061 6,449,719
Coupang, Inc. , Class A
(b)
............... 2,161 37,536
MercadoLibre, Inc. ................... 95 161,252
6,648,507
Security
Shares
Shares Value
Building Products — 0.2%
A O Smith Corp. .................... 2,581 $ 161,880
Johnson Controls International plc ........ 410 59,905
Owens Corning ..................... 302 48,006
269,791
Capital Markets — 4.1%
Blue Owl Capital, Inc. , Class A ........... 1,359 11,891
CBOE Global Markets, Inc. ............. 69 16,744
Charles Schwab Corp. (The) ............ 7,145 659,269
CME Group, Inc. , Class A .............. 1,720 379,828
Goldman Sachs Group, Inc. (The) ........ 1,058 1,070,030
Hamilton Lane, Inc. , Class A ............ 499 39,336
Houlihan Lokey, Inc. , Class A ............ 99 13,279
Intercontinental Exchange, Inc. .......... 2,018 248,436
LPL Financial Holdings, Inc. ............. 361 101,687
Morgan Stanley ..................... 6,997 1,462,653
Nasdaq, Inc. ....................... 240 18,917
StepStone Group, Inc. , Class A .......... 2,090 86,442
TPG, Inc. , Class A ................... 4,442 180,123
Virtu Financial, Inc. , Class A ............. 2,274 135,462
XP, Inc. , Class A .................... 2,267 36,861
4,460,958
Chemicals — 1.8%
Air Products & Chemicals, Inc. ........... 1,597 468,208
Albemarle Corp. .................... 358 48,341
Dow, Inc. ......................... 8,269 226,240
Eastman Chemical Co. ................ 2,386 159,814
Ecolab, Inc. ....................... 1,432 398,970
LyondellBasell Industries NV , Class A ...... 7,149 376,395
Sherwin-Williams Co. (The) ............. 237 81,604
Solstice Advanced Materials, Inc. ......... 2,174 192,616
Westlake Corp. ..................... 681 49,713
2,001,901
Commercial Services & Supplies — 0.9%
Clean Harbors, Inc.
(a)
................. 302 90,223
Copart, Inc.
(a)
...................... 2,002 56,436
Republic Services, Inc. , Class A .......... 2,951 628,799
Waste Connections, Inc. ............... 1,592 265,370
1,040,828
Communications Equipment — 1.5%
Cisco Systems, Inc. .................. 10,626 1,248,130
F5, Inc.
(a)
......................... 36 14,975
Lumentum Holdings, Inc.
(a)
............. 195 167,322
Motorola Solutions, Inc. ............... 622 258,310
1,688,737
Construction & Engineering — 0.1%
(a)
API Group Corp. .................... 253 10,715
MasTec, Inc. ....................... 288 119,825
130,540
Construction Materials — 0.1%
CRH plc .......................... 1,195 127,865
Consumer Finance — 1.0%
Ally Financial, Inc. ................... 4,775 219,411
American Express Co. ................ 1,403 474,565
Capital One Financial Corp. ............. 1,685 338,045
OneMain Holdings, Inc. ................ 1,147 69,932
1,101,953
Consumer Staples Distribution & Retail — 2.2%
Albertsons Cos., Inc. , Class A ........... 1,671 22,609
BJ's Wholesale Club Holdings, Inc.
(a)
....... 1,174 102,396
Casey's General Stores, Inc. ............ 31 24,639

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Advantage Large Cap Value V.I. Fund
4
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Consumer Staples Distribution & Retail (continued)
Costco Wholesale Corp. ............... 513 $ 479,896
Dollar General Corp. ................. 1,357 156,204
Kroger Co. (The) .................... 4,278 237,557
Sysco Corp. ....................... 5,558 464,538
Target Corp. ....................... 985 128,651
Walmart, Inc. ....................... 6,797 769,828
2,386,318
Containers & Packaging — 0.3%
Graphic Packaging Holding Co.
(b)
......... 16,331 172,619
International Paper Co. ................ 5,162 196,672
369,291
Distributors — 0.2%
Genuine Parts Co. ................... 1,126 132,846
LKQ Corp. ........................ 4,470 117,695
250,541
Diversified Consumer Services — 0.1%
H&R Block, Inc.
(b)
.................... 1,238 47,143
Liberty Live Holdings, Inc. , Class C
(a)
....... 191 20,177
67,320
Diversified Telecommunication Services — 1.2%
AT&T, Inc. ......................... 14,372 297,500
Comcast Corp. , Class A ............... 16,480 404,584
Space Exploration Technologies Corp. , Class
A
(a) (b)
.......................... 2,348 401,179
Verizon Communications, Inc. ........... 5,416 229,314
1,332,577
Electric Utilities — 1.6%
FirstEnergy Corp. ................... 1,146 54,481
NextEra Energy, Inc. ................. 4,488 393,912
PG&E Corp. ....................... 26,476 445,326
Portland General Electric Co.
(b)
........... 7,068 366,335
PPL Corp. ........................ 11,266 409,519
Xcel Energy, Inc. .................... 421 33,806
1,703,379
Electrical Equipment — 1.3%
AMETEK, Inc. ...................... 845 204,439
Bloom Energy Corp. , Class A
(a)
........... 39 11,805
Emerson Electric Co. ................. 2,145 307,057
Generac Holdings, Inc.
(a)
............... 318 93,114
Hubbell, Inc. , Class B ................. 321 167,947
Innio NV
(a)
......................... 2,190 86,614
nVent Electric plc .................... 132 22,389
Rockwell Automation, Inc. .............. 1,053 521,319
1,414,684
Electronic Equipment, Instruments & Components — 1.2%
Advanced Energy Industries, Inc. ......... 264 98,438
Amphenol Corp. , Class A .............. 1,441 254,077
Arrow Electronics, Inc.
(a)
............... 111 23,688
Avnet, Inc. ........................ 166 14,744
Coherent Corp.
(a)
.................... 222 87,572
Flex Ltd.
(a)
......................... 683 110,694
Jabil, Inc. ......................... 424 163,444
Keysight Technologies, Inc.
(a)
............ 1,512 529,306
TTM Technologies, Inc.
(a)
............... 115 21,507
1,303,470
Energy Equipment & Services — 0.3%
Halliburton Co. ..................... 9,677 328,534
Entertainment — 0.4%
Roku, Inc. , Class A
(a)
................. 24 3,315
Spotify Technology SA
(a)
............... 83 38,108
Security
Shares
Shares Value
Entertainment (continued)
Walt Disney Co. (The)
(b)
............... 3,424 $ 329,560
Warner Bros Discovery, Inc.
(a)
........... 1,253 33,405
404,388
Financial Services — 3.0%
Berkshire Hathaway, Inc. , Class B
(a)
....... 5,673 2,838,713
Block, Inc. , Class A
(a)
................. 873 66,348
Chime Financial, Inc. , Class A
(a)
.......... 3,344 68,485
Fidelity National Information Services, Inc. ... 6,372 247,743
Visa, Inc. , Class A .................... 111 38,083
Voya Financial, Inc. .................. 673 60,927
3,320,299
Food Products — 0.8%
Archer-Daniels-Midland Co. ............. 3,791 289,632
Conagra Brands, Inc. ................. 5,629 75,766
General Mills, Inc. ................... 6,983 243,008
Ingredion, Inc. ...................... 1,695 160,534
Tyson Foods, Inc. , Class A ............. 1,498 85,761
854,701
Ground Transportation — 0.8%
Fedex Freight Holding Co., Inc.
(a)
......... 794 119,894
Norfolk Southern Corp. ................ 641 201,652
Old Dominion Freight Line, Inc. .......... 586 126,928
Ryder System, Inc. ................... 387 102,079
Saia, Inc.
(a)
........................ 223 93,919
XPO, Inc.
(a)
........................ 880 180,655
825,127
Health Care Equipment & Supplies — 2.6%
Abbott Laboratories .................. 15,533 1,409,465
Boston Scientific Corp.
(a)
............... 11,900 507,892
GE HealthCare Technologies, Inc. ........ 2,819 180,444
Medtronic plc ...................... 8,157 638,122
Stryker Corp. ...................... 219 68,950
2,804,873
Health Care Providers & Services — 3.3%
Cardinal Health, Inc. .................. 1,367 324,745
Centene Corp.
(a)
.................... 691 44,355
Chemed Corp. ...................... 598 278,513
Cigna Group (The) ................... 830 228,814
CVS Health Corp. ................... 3,895 402,938
Elevance Health, Inc. ................. 928 358,885
HCA Healthcare, Inc. ................. 691 269,414
McKesson Corp. .................... 283 213,835
Molina Healthcare, Inc.
(a)
............... 67 15,323
Quest Diagnostics, Inc. ................ 187 39,635
UnitedHealth Group, Inc. ............... 3,326 1,382,385
3,558,842
Health Care REITs — 0.0%
Healthpeak Properties, Inc. ............. 912 19,517
Health Care Technology — 0.1%
(a)
Doximity, Inc. , Class A ................ 3,013 62,489
Veeva Systems, Inc. , Class A ............ 572 101,513
164,002
Hotels, Restaurants & Leisure — 1.0%
Airbnb, Inc. , Class A
(a)
................. 252 36,061
Booking Holdings, Inc. ................ 435 77,535
Carnival Corp. Ltd. ................... 2,614 74,682
Chipotle Mexican Grill, Inc. , Class A
(a)
...... 16,107 547,638
Starbucks Corp. ..................... 1,386 141,635
Texas Roadhouse, Inc. , Class A .......... 422 81,543
Viking Holdings Ltd.
(a)
................. 1,161 121,522

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Advantage Large Cap Value V.I. Fund
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Wingstop, Inc. ...................... 293 $ 50,809
1,131,425
Household Durables — 0.9%
Garmin Ltd. ........................ 1,201 285,286
Installed Building Products, Inc.
(b)
......... 1,076 247,308
Meritage Homes Corp. ................ 3,188 267,314
NVR, Inc.
(a)
........................ 21 143,081
942,989
Household Products — 1.6%
Procter & Gamble Co. (The) ............ 11,748 1,722,727
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The) .................... 2,413 35,375
Industrial Conglomerates — 1.2%
3M Co. ........................... 7,963 1,289,289
Industrial REITs — 0.5%
Prologis, Inc. ....................... 4,251 575,883
STAG Industrial, Inc. ................. 535 20,362
596,245
Insurance — 2.9%
American Financial Group, Inc. .......... 2,859 400,088
American International Group, Inc. ........ 4,391 327,261
Arch Capital Group Ltd.
(a)
.............. 831 80,657
Hartford Insurance Group, Inc. (The) ....... 627 83,090
Markel Group, Inc.
(a)
.................. 12 23,436
Marsh & McLennan Cos., Inc. ........... 110 18,334
MetLife, Inc. ....................... 5,553 469,839
Progressive Corp. (The) ............... 64 13,981
Reinsurance Group of America, Inc. ....... 1,278 271,767
Travelers Cos., Inc. (The) .............. 3,326 1,097,979
WR Berkley Corp. ................... 6,249 440,742
3,227,174
Interactive Media & Services — 1.4%
Alphabet, Inc. , Class A ................ 757 270,529
Alphabet, Inc. , Class C ................ 1,782 629,634
Meta Platforms, Inc. , Class A ............ 1,122 632,011
Snap, Inc. , Class A
(a)
................. 7,059 31,342
1,563,516
IT Services — 1.1%
Accenture plc , Class A ................ 3,153 392,359
Amdocs Ltd.
(b)
...................... 1,086 54,886
Cognizant Technology Solutions Corp. , Class A 227 8,792
International Business Machines Corp. ..... 2,176 611,913
MongoDB, Inc. , Class A
(a)
.............. 147 49,377
Quantinuum, Inc. , Class A
(a)
............. 494 40,380
1,157,707
Life Sciences Tools & Services — 0.6%
Danaher Corp. ..................... 792 150,860
QIAGEN NV ....................... 979 38,279
Tempus AI, Inc. , Class A
(a)
.............. 635 36,786
Thermo Fisher Scientific, Inc. ............ 837 419,638
645,563
Machinery — 3.0%
Caterpillar, Inc. ..................... 383 407,857
Cummins, Inc. ...................... 47 33,521
Illinois Tool Works, Inc. ................ 3,540 957,464
Mueller Industries, Inc. ................ 195 23,971
PACCAR, Inc. ...................... 3,637 436,876
Parker-Hannifin Corp. ................. 1,285 1,256,884
RBC Bearings, Inc.
(a)
................. 110 70,846
Security
Shares
Shares Value
Machinery (continued)
Westinghouse Air Brake Technologies Corp. .. 261 $ 70,366
Xylem, Inc. ........................ 366 43,265
3,301,050
Media — 0.4%
Fox Corp. , Class A ................... 1,905 99,365
Fox Corp. , Class B ................... 581 27,214
Omnicom Group, Inc. ................. 1,791 130,438
Trade Desk, Inc. (The) , Class A
(a)
......... 4,233 76,533
Versant Media Group, Inc.
(b)
............. 3,588 129,204
462,754
Metals & Mining — 1.3%
Alcoa Corp. ........................ 1,767 92,131
Freeport-McMoRan, Inc. ............... 7,875 495,259
Newmont Corp. ..................... 5,576 520,798
Nucor Corp. ....................... 446 99,347
Reliance, Inc.
(b)
..................... 483 180,449
1,387,984
Multi-Utilities — 1.5%
Ameren Corp. ...................... 1,673 189,116
Black Hills Corp. .................... 481 35,787
DTE Energy Co. .................... 2,814 428,769
NiSource, Inc. ...................... 9,658 459,238
Public Service Enterprise Group, Inc. ...... 258 20,939
Sempra .......................... 2,630 243,827
WEC Energy Group, Inc. ............... 2,369 276,628
1,654,304
Oil, Gas & Consumable Fuels — 5.6%
Cheniere Energy, Inc. ................. 1,035 247,375
Chevron Corp. ...................... 9,472 1,570,079
ConocoPhillips ..................... 6,528 678,651
EOG Resources, Inc. ................. 756 98,076
Exxon Mobil Corp. ................... 15,014 2,052,714
Kinder Morgan, Inc. .................. 5,435 173,757
Marathon Petroleum Corp. ............. 80 20,454
Phillips 66 ......................... 4,669 789,294
Valero Energy Corp. .................. 1,880 489,627
6,120,027
Passenger Airlines — 0.0%
United Airlines Holdings, Inc.
(a)
........... 349 47,460
Personal Care Products — 0.0%
BellRing Brands, Inc.
(a)
................ 2,303 29,801
Pharmaceuticals — 3.2%
Bristol-Myers Squibb Co. ............... 14,783 851,796
Johnson & Johnson .................. 5,517 1,401,153
Merck & Co., Inc. .................... 6,102 784,107
Pfizer, Inc. ........................ 18,000 433,440
3,470,496
Professional Services — 0.5%
Booz Allen Hamilton Holding Corp. , Class A .. 1,071 64,977
ExlService Holdings, Inc.
(a)
............. 366 9,465
Jacobs Solutions, Inc. ................. 733 92,358
KBR, Inc. ......................... 2,364 81,629
Leidos Holdings, Inc. ................. 1,711 176,182
SS&C Technologies Holdings, Inc. ........ 2,678 166,170
590,781
Real Estate Management & Development — 0.0%
Zillow Group, Inc. , Class A
(a)
............ 153 4,800

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Advantage Large Cap Value V.I. Fund
6
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Retail REITs — 0.3%
NNN REIT, Inc. ..................... 1,926 $ 89,617
Regency Centers Corp. ............... 3,280 261,547
351,164
Semiconductors & Semiconductor Equipment — 4.4%
Analog Devices, Inc. .................. 1,446 574,308
Applied Materials, Inc. ................ 941 680,343
Broadcom, Inc. ..................... 380 143,545
Cerebras Systems, Inc. , Class A
(a) (b)
....... 182 40,222
Cirrus Logic, Inc.
(a)
................... 327 48,569
Intel Corp.
(a)
....................... 12,150 1,696,505
Lam Research Corp. ................. 663 287,298
Microchip Technology, Inc. .............. 2,353 214,594
Micron Technology, Inc. ................ 15 17,314
NVIDIA Corp. ...................... 1,037 207,493
Qorvo, Inc.
(a)
....................... 160 14,923
QUALCOMM, Inc. ................... 2,161 399,331
Texas Instruments, Inc. ................ 1,481 441,442
4,765,887
Software — 5.2%
Adobe, Inc.
(a)
....................... 1,326 271,857
Atlassian Corp. , Class A
(a)
.............. 503 39,128
Bentley Systems, Inc. , Class B ........... 690 20,624
Check Point Software Technologies Ltd.
(a)
... 1,404 184,528
Dropbox, Inc. , Class A
(a)
............... 1,980 54,391
Dynatrace, Inc.
(a)
.................... 3,902 171,337
Figma, Inc. , Class A
(a)
................. 1,975 35,728
Fortinet, Inc.
(a)
...................... 402 61,755
InterDigital, Inc.
(b)
.................... 119 33,693
Intuit, Inc. ......................... 1,311 342,171
Microsoft Corp. ..................... 11,151 4,159,546
RingCentral, Inc. , Class A
(b)
............. 331 12,902
Salesforce, Inc. ..................... 646 101,202
Synopsys, Inc.
(a)
.................... 189 84,307
Zscaler, Inc.
(a)
...................... 654 92,312
5,665,481
Specialized REITs — 1.6%
American Tower Corp. ................ 166 27,153
CubeSmart
(b)
....................... 11,832 470,559
Digital Realty Trust, Inc. ............... 3,151 565,856
Equinix, Inc. ....................... 269 280,403
Extra Space Storage, Inc. .............. 68 9,880
Iron Mountain, Inc. ................... 178 22,483
VICI Properties, Inc. , Class A ............ 13,753 365,142
1,741,476
Specialty Retail — 2.5%
AutoZone, Inc.
(a)
.................... 5 15,980
Best Buy Co., Inc. ................... 1,319 100,086
Gap, Inc. (The) ..................... 2,838 53,014
Home Depot, Inc. (The) ............... 1,058 373,135
Lowe's Cos., Inc. .................... 901 198,661
Murphy USA, Inc. ................... 52 28,021
O'Reilly Automotive, Inc.
(a)
.............. 6,605 608,254
Ross Stores, Inc. .................... 1,100 234,135
TJX Cos., Inc. (The) .................. 5,140 778,710
Tractor Supply Co. ................... 11,155 352,610
2,742,606
Technology Hardware, Storage & Peripherals — 5.9%
Apple, Inc. ........................ 18,914 5,472,955
Dell Technologies, Inc. , Class C .......... 979 422,399
Everpure, Inc. , Class A
(a)
............... 564 44,438
Hewlett Packard Enterprise Co. .......... 5,609 253,022
NetApp, Inc. ....................... 181 28,012
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals (continued)
Sandisk Corp.
(a)
..................... 13 $ 29,558
Seagate Technology Holdings plc ......... 31 29,915
Western Digital Corp. ................. 280 178,842
6,459,141
Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc. , Class B .................. 1,979 81,238
Under Armour, Inc. , Class C
(a)
........... 576 3,583
84,821
Tobacco — 0.1%
Altria Group, Inc. .................... 1,423 102,385
Trading Companies & Distributors — 0.6%
Applied Industrial Technologies, Inc. ....... 1,360 459,884
Ferguson Enterprises, Inc. .............. 152 36,074
Watsco, Inc. ....................... 271 112,934
608,892
Wireless Telecommunication Services — 0.4%
T-Mobile US, Inc. .................... 2,615 438,614
Total Long-Term Investments — 99 .1%
(Cost: $ 99,722,504 ) ............................... 108,513,635
Short-Term Securities
Money Market Funds — 2.1%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(e)
.................. 1,783,363 1,783,899
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 3.54% .................... 516,955 516,955
Total Short-Term Securities — 2 .1%
(Cost: $ 2,300,854 ) ............................... 2,300,854
Total Investments — 101 .2%
(Cost: $ 102,023,358 ) .............................. 110,814,489
Liabilities in Excess of Other Assets — (1.2) % ............. (1,360,414)
Net Assets — 100.0% ...............................
$ 109,454,075

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Advantage Large Cap Value V.I. Fund
Schedule of Investments
7
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
Shares
Held at
06/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 2,301,294 $ — $ (517,377)
(a)
$ (18) $ — $ 1,783,899 1,783,363 $ 1,734
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 1,555,268 — (1,038,313)
(a)
— — 516,955 516,955 18,187 —
$ (18) $ — $ 2,300,854 $ 19,921 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Advantage Large Cap Value V.I. Fund
8
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 3 09/18/26 $ 1,132 $ 3,225
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 3,225 $ — $ — $ — $ 3,225
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended June 30, 2026, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ (17,938) $ — $ — $ — $ (17,938)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ 10,964 $ — $ — $ — $ 10,964
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 1,058,926
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 108,513,635 $ — $ — $ 108,513,635
Short-Term Securities
Money Market Funds ...................................... 2,300,854 — — 2,300,854
$ 110,814,489 $ — $ — $ 110,814,489

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Advantage Large Cap Value V.I. Fund
Schedule of Investments
9
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 3,225 $ — $ — $ 3,225
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Statement of Assets and Liabilities
(unaudited)
June 30, 2026
2026
BlackRock Semi-Annual Financial Statements and Additional Information
10
BlackRock
Advantage
Large Cap
Value V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 108,513,635
Investments, at value — affiliated
(c)
.......................................................................................... 2,300,854
Cash ............................................................................................................. 92
Cash pledged: –
Futures contracts .................................................................................................... 26,000
Receivables: –
Investments sold .................................................................................................... 1,628,128
Securities lending income — affiliated ...................................................................................... 385
Capital shares sold ................................................................................................... 5,122
Dividends — unaffiliated ............................................................................................... 75,718
Dividends — affiliated ................................................................................................. 2,810
Variation margin on futures contracts ....................................................................................... 2,968
Prepaid e xpenses ..................................................................................................... 1,984
Total a ssets .........................................................................................................
112,557,696
LIABILITIES
Collateral on securities loaned ............................................................................................. 1,789,451
Payables: –
Investments purchased ................................................................................................ 1,084,002
Capital shares redeemed ............................................................................................... 34,559
Distribution fees ..................................................................................................... 3,795
Interest expense .................................................................................................... 66
Investment advisory fees .............................................................................................. 37,735
Professional fees .................................................................................................... 64,741
Variation margin on futures contracts ....................................................................................... 77
Other accrued expenses ............................................................................................... 89,195
Total li abilities ........................................................................................................
3,103,621
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 109,454,075
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 78,522,468
Accumulated earnings .................................................................................................. 30,931,607
NET ASSETS ........................................................................................................
$ 109,454,075
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 99,722,504
(b)
  Securities loaned, at value ...................................................................................... $ 1,747,035
(c)
  Investments, at cost — affiliated ................................................................................... $ 2,300,854
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2026
11
Statement of Assets and Liabilities
See notes to financial statements.
BlackRock
Advantage Large
Cap Value V.I.
Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 89,210,330
Shares outstanding ...................................................................................................
7,234,183
Net asset value .....................................................................................................
$ 12.33
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10
Class III
Net assets .........................................................................................................
$ 20,243,745
Shares outstanding ...................................................................................................
1,708,663
Net asset value .....................................................................................................
$ 11.85
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10

Statement of Operations
(unaudited)
Six Months Ended June 30, 2026
2026
BlackRock Semi-Annual Financial Statements and Additional Information
12
See notes to financial statements.
BlackRock
Advantage
Large Cap
Value V.I. Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 970,013
Dividends — affiliated ................................................................................................. 18,187
Interest — unaffiliated ................................................................................................. 1,617
Securities lending income — affiliated — net ................................................................................. 1,734
Foreign taxes withheld ................................................................................................ (299)
Total investment income .................................................................................................
991,252
EXPENSES
Investment advisory .................................................................................................. 398,703
Transfer agent — class specific .......................................................................................... 100,144
Professional ....................................................................................................... 58,736
Distribution — class specific ............................................................................................ 21,994
Accounting services .................................................................................................. 17,470
Custodian ......................................................................................................... 9,098
Directors and Officer ................................................................................................. 4,312
Transfer agent ...................................................................................................... 2,514
Printing and postage ................................................................................................. 2,251
Miscellaneous ...................................................................................................... 3,422
Total expenses excluding interest expense .....................................................................................
618,644
Interest expense .................................................................................................... 162
Total expenses .......................................................................................................
618,806
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (177,469)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (100,144)
Total expenses after fees waived and/or reimbursed ..............................................................................
341,193
Net investment income ..................................................................................................
650,059
REALIZED AND UNREALIZED GAIN (LOSS) $ 17,272,431
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... 19,790,829
Investments — affiliated ............................................................................................. (18)
Foreign currency transactions ......................................................................................... 21
Futures contracts .................................................................................................. (17,938)
A
19,772,894
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... (2,511,427)
Futures contracts .................................................................................................. 10,964
A
(2,500,463)
Net realized and unrealized gain ...........................................................................................
17,272,431
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 17,922,490

Statements of Changes in Net Assets
13
Statements of Changes in Net Assets
BlackRock Advantage Large Cap Value
V.I. Fund
Six Months Ended
06/30/26 (unaudited)
Year Ended
12/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 650,059  $ 1,305,285
Net realized gain .................................................................................. 19,772,894  7,637,744
Net change in unrealized appreciation (depreciation) .......................................................... (2,500,463) 7,835,206
Net increase in net assets resulting from operations ............................................................. 17,922,490  16,778,235
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Class I ........................................................................................ —  (9,000,482)
Class III ....................................................................................... —  (1,550,784)
Decrease in net assets resulting from distributions to shareholders ................................................... —  (10,551,266)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ................................................... (12,831,446) (2,374,805)
NET ASSETS
Total increase in net assets ............................................................................. 5,091,044  3,852,164
Beginning of period .................................................................................. 104,363,031  100,510,867
End of period ......................................................................................
$ 109,454,075  $ 104,363,031
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
14
BlackRock Advantage Large Cap Value V.I. Fund
Class I
Six Months
Ended
06/30/26
(unaudited)
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of period ............
$ 10.44  $ 9.81  $ 9.90  $ 9.19  $ 10.43  $ 9.94
Net investment income
(a)
....................
0 .07  0 .14  0 .16  0 .16  0 .16  0 .16
Net realized and unrealized gain (loss) ...........
1 .82  1 .62  1 .50  1 .09  ( 1 .03 ) 2 .44
Net increase (decrease) from investment operations ... 1.89  1.76  1.66  1.25  (0.87) 2.60
Distributions
(b)
– – – – – –
From net investment income ................. —  ( 0 .14 ) ( 0 .18 ) ( 0 .16 ) ( 0 .16 ) ( 0 .19 )
From net realized gain ...................... —  ( 0 .99 ) ( 1 .57 ) ( 0 .38 ) ( 0 .21 ) ( 1 .92 )
Total distributions ........................... —  (1.13) (1.75) (0.54) (0.37) (2.11)
Net asset value, end of period ................. $ 12.33  $ 10.44  $ 9.81  $ 9.90  $ 9.19  $ 10.43
Total Return
(c)
Based on net asset value ..................... 18.10%
(d)
18.38% 16.32% 13.70% (8.16)% 26.52%
Ratios to Average Net Assets
(e)
Total expen ses ............................
1.12%
(f)
1.15% 1.08% 1.12% 1.09% 1.08%
Total expenses after fees waived and/or reimbursed ...
0.60%
(f)
0.60% 0.60% 0.60% 0.60% 0.60%
Net investment income ......................
1.27%
(f)
1.34% 1.47% 1.66% 1.69% 1.37%
Supplemental Data
Net assets, end of period (000) ................. $ 89,210  $ 88,792  $ 85,369  $ 87,447  $ 82,509  $ 98,863
Portfolio turnover rate ........................ 80% 128% 128% 131% 128% 131%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
15
Financial Highlights
BlackRock Advantage Large Cap Value V.I. Fund
Class III
Six Months
Ended
06/30/26
(unaudited)
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of period ............
$ 10.04  $ 9.48  $ 9.61  $ 8.93  $ 10.16  $ 9.73
Net investment income
(a)
....................
0 .05  0 .11  0 .13  0 .13  0 .14  0 .12
Net realized and unrealized gain (loss) ...........
1 .76  1 .55  1 .46  1 .06  ( 1 .02 ) 2 .39
Net increase (decrease) from investment operations ... 1.81  1.66  1.59  1.19  (0.88) 2.51
Distributions
(b)
– – – – – –
From net investment income ................. —  ( 0 .11 ) ( 0 .15 ) ( 0 .13 ) ( 0 .14 ) ( 0 .16 )
From net realized gain ...................... —  ( 0 .99 ) ( 1 .57 ) ( 0 .38 ) ( 0 .21 ) ( 1 .92 )
Total distributions ........................... —  (1.10) (1.72) (0.51) (0.35) (2.08)
Net asset value, end of period ................. $ 11.85  $ 10.04  $ 9.48  $ 9.61  $ 8.93  $ 10.16
Total Return
(c)
Based on net asset value ..................... 18.03%
(d)
17.99% 16.13% 13.50% (8.51)% 26.22%
Ratios to Average Net Assets
(e)
Total expen ses ............................
1.39%
(f)
1.41% 1.36% 1.41% 1.37% 1.34%
Total expenses after fees waived and/or reimbursed ...
0.85%
(f)
0.85% 0.85% 0.85% 0.85% 0.85%
Net investment income ......................
1.01%
(f)
1.09% 1.23% 1.41% 1.45% 1.11%
Supplemental Data
Net assets, end of period (000) ................. $ 20,244  $ 15,571  $ 15,142  $ 12,534  $ 11,230  $ 11,308
Portfolio turnover rate ........................ 80% 128% 128% 131% 128% 131%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
16
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Advantage
Large Cap Value V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2026 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian, which at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Notes to Financial Statements
(unaudited) (continued)
17
Notes to Financial Statements
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan.

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
18
The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
(b)
Goldman Sachs & Co. LLC .......................... $ 63,395 $ (63,395) $ — $ —
J.P. Morgan Securities LLC .......................... 494,861 (494,861) — —
Jefferies LLC .................................... 397,079 (389,719) — 7,360
Morgan Stanley .................................. 126,035 (126,035) — —
National Financial Services LLC ....................... 379,280 (379,280) — —
TD Securities (USA) LLC ........................... 286,385 (286,385) — —
$ 1,747,035 $ (1,739,675) $ — $ 7,360
(a)
  Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.
(b)
  The market value of the loaned securities is determined as of June 30, 2026. Additional collateral is delivered to the Fund subsequent to period end in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(unaudited) (continued)
19
Notes to Financial Statements
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of  0.25 % based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the six months ended June 30, 2026, the class specific distribution fees borne directly by Class III were $21,994.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific  in the Statement of Operations. For the six months ended June 30, 2026 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the six months ended June 30, 2026, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager has agreed to voluntarily waive 0.05% of its investment advisory fee payable by the Fund. This voluntary waiver may be reduced or discontinued at any time without notice. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of
Operations. For the six months  ended June 30, 2026 , the amount waived was $26,580.
The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2027. The contractual agreement may be terminated upon 90 days’
notice by a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of
Operations. For the six months ended June 30, 2026, the amount waived was $380.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2027. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2026, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain networking and operational/recordkeeping fees (transfer agent fees) in order to limit such expenses to a percentage of average daily net assets as follows:
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.75%
$1 billion - $3 billion ..................................................................................................... 0.71
$3 billion - $5 billion ..................................................................................................... 0.68
$5 billion - $10 billion .................................................................................................... 0.65
Greater than $10 billion ................................................................................................... 0.64
Class I Class III Total
Transfer agent fees - class specific .................................................................... $ 82,178 $ 17,966 $ 100,144
Class I ................................................................................................................
0 .00%
Class III ...............................................................................................................
0 .11

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
20
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2027, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the
Manager — class specific in the Statement of Operations. For the six months ended June 30, 2026, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit net total annual operating expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2027, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2026, the Manager waived and/or reimbursed investment advisory fees of $150,509, which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees reimbursed by the Manager — class specific in the Statement of
Operations. For the six months ended June 30, 2026, class specific expense waivers and/or reimbursements were as follows:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the securities lending agreement effective as of January 1, 2026, the Fund retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specific threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the securities lending agreement effective as of January 1, 2025, identical securities lending arrangements were in place for the Fund for the calendar year ended
December 31, 2025.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2026, the Fund paid BIM $401 for securities lending agent services.
Directors and Officers:  Certain directors and/or officers of the  Company  are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors  and Officer in the Statement of Operations.
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 82,178
Class III ...................................................................................................... 8,289
$ 90,467
Class I Class III
Expense Limitations .................................................................................. 0 .60% 0 .85%
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class III ...................................................................................................... $ 9,677

Notes to Financial Statements
(unaudited) (continued)
21
Notes to Financial Statements
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors . For the six months  ended June 30, 2026 , the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the six months ended June 30, 2026, purchases and sales of investments, excluding short-term securities, were $84,686,204 and $96,495,992, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
As of June 30, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b)
the Fed Funds rate (but in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2027 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2026, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless
Purchases ............................................................................................................... $ 20,349,416
Sales ................................................................................................................... 17,223,097
Net Realized Gain .......................................................................................................... 7,307,764
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Advantage Large Cap Value V.I. Fund ............................ $ 102,137,657 $ 12,350,722 $ (3,670,665) $ 8,680,057

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
22
of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
06/30/26
Year Ended
12/31/25
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Advantage Large Cap Value V.I. Fund
Class I
Shares sold .............................................
155,731 $ 1,723,442 283,852 $ 2,871,082
Shares issued in reinvestment of distributions ........................
— — 878,757 9,000,482
Shares redeemed .........................................
(1,429,833) (16,103,997) (1,352,999) (13,898,162)
(1,274,102) $ (14,380,555) (190,390) $ (2,026,598)
Class III
Shares sold .............................................
645,539 $ 6,865,574 575,099 $ 5,699,652
Shares issued in reinvestment of distributions ........................
— — 157,490 1,550,784
Shares redeemed .........................................
(488,081) (5,316,465) (778,883) (7,598,643)
157,458 $ 1,549,109 (46,294) $ (348,207)
(1,116,644) $ (12,831,446) (236,684) $ (2,374,805)

Glossary of Terms Used in these Financial Statements
23
Glossary of Terms Used in these Financial Statements
Portfolio Abbreviation
Nasdaq National Association of Securities Dealers Automated Quotations
REIT Real Estate Investment Trust

June 30, 2026
Not FDIC Insured - May Lose Value - No Bank Guarantee
2026 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock Advantage SMID Cap V.I. Fund

Derivative Financial Instruments
2026
BlackRock Semi-Annual Financial Statements and Additional Information
2
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Schedule of Investments
(unaudited)
June 30, 2026
BlackRock Advantage SMID Cap V.I. Fund
Schedule of Investments
3
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 3.4%
Aevex Corp. , Class A
(a)
................ 4,708 $ 98,350
Arxis, Inc. , Class A
(a) (b)
................. 3,143 145,018
ATI, Inc.
(a)
......................... 3,124 615,740
BWX Technologies, Inc. ............... 5,508 1,072,132
Carpenter Technology Corp. ............ 1,878 1,158,425
Curtiss-Wright Corp. .................. 430 325,837
Ducommun, Inc.
(a)
................... 1,670 309,301
FTAI Aviation Ltd.
(b)
.................. 272 73,584
Hawkeye 360, Inc.
(a)
.................. 758 15,327
Huntington Ingalls Industries, Inc. ......... 1,646 460,699
Intuitive Machines, Inc. , Class A
(a)
......... 1,825 39,037
Kratos Defense & Security Solutions, Inc.
(a)
.. 9,223 459,859
Leonardo DRS, Inc. .................. 2,082 88,839
Moog, Inc. , Class A .................. 293 124,185
Woodward, Inc. ..................... 2,481 1,055,517
6,041,850
Air Freight & Logistics — 0.5%
CH Robinson Worldwide, Inc. ........... 3,152 593,648
Forward Air Corp.
(a)
.................. 5,663 76,507
GXO Logistics, Inc.
(a)
................. 5,803 294,212
964,367
Automobile Components — 0.9%
Adient plc
(a)
........................ 2,831 52,034
BorgWarner, Inc. .................... 13,234 878,738
Dana, Inc. ......................... 6,705 182,443
Gentex Corp. ...................... 2,882 72,828
Lear Corp. ........................ 1,072 143,712
Mobileye Global, Inc. , Class A
(a)
.......... 16,179 156,613
QuantumScape Corp. , Class A
(a) (b)
........ 28,052 212,073
1,698,441
Automobiles — 0.1%
Rivian Automotive, Inc. , Class A
(a)
......... 7,194 124,816
Banks — 6.3%
Amalgamated Financial Corp. ........... 673 30,891
Ameris Bancorp ..................... 1,619 146,131
Associated Banc-Corp. ................ 6,707 206,374
Axos Financial, Inc.
(a)
................. 1,068 104,013
Banc of California, Inc. ................ 13,440 274,579
Bank of Hawaii Corp. ................. 693 56,473
Bank7 Corp. ....................... 2,865 140,242
Bar Harbor Bankshares ............... 1,865 70,422
BOK Financial Corp. .................. 926 128,603
Cullen/Frost Bankers, Inc. .............. 9,892 1,528,512
East West Bancorp, Inc. ............... 3,167 408,828
First Bancorp ...................... 680 17,728
First Bank ......................... 3,035 53,811
First Hawaiian, Inc. .................. 13,094 383,654
First Horizon Corp. ................... 45,360 1,163,030
FNB Corp. ........................ 19,414 370,419
Glacier Bancorp, Inc. ................. 3,726 192,187
HomeTrust Bancshares, Inc. ............ 902 45,001
Horizon Bancorp, Inc. ................. 18,356 366,753
Independent Bank Corp.
(b)
.............. 28,364 1,023,089
Kearny Financial Corp.
(b)
............... 31,081 294,026
Metropolitan Bank Holding Corp. ......... 1,836 181,323
Midland States Bancorp, Inc.
(b)
........... 9,496 295,705
Nicolet Bankshares, Inc. ............... 973 160,924
Northfield Bancorp, Inc. ............... 23,031 339,247
Old National Bancorp ................. 18,218 471,846
Orange County Bancorp, Inc. ............ 198 7,282
Park National Corp. .................. 323 59,106
Security
Shares
Shares Value
Banks (continued)
Pinnacle Financial Partners, Inc. .......... 6,990 $ 705,151
Popular, Inc. ....................... 1,112 182,568
Southern First Bancshares, Inc.
(a)
......... 1,310 80,041
Southstate Bank Corp. ................ 2,113 211,089
Stock Yards Bancorp, Inc. .............. 272 20,800
UMB Financial Corp. ................. 4,432 632,712
United Community Banks, Inc. ........... 2,598 91,164
USCB Financial Holdings, Inc. , Class A ..... 7,382 151,036
Western Alliance Bancorp .............. 3,584 294,605
Western New England Bancorp, Inc. ....... 7,694 110,024
Zions Bancorp NA ................... 3,124 216,150
11,215,539
Beverages — 0.2%
Boston Beer Co., Inc. (The) , Class A
(a)
...... 91 16,110
Celsius Holdings, Inc.
(a)
................ 2,602 76,187
Coca-Cola Consolidated, Inc. ............ 95 18,137
Molson Coors Beverage Co. , Class B ...... 2,833 110,374
National Beverage Corp.
(a)
.............. 3,531 110,167
330,975
Biotechnology — 5.9%
(a)
ACADIA Pharmaceuticals, Inc. ........... 11,164 282,449
ADMA Biologics, Inc. ................. 2,910 24,357
Agios Pharmaceuticals, Inc. ............. 6,633 246,151
Alkermes plc
(b)
...................... 7,362 385,732
Altimmune, Inc. ..................... 9,834 29,895
Arcutis Biotherapeutics, Inc. ............ 2,012 52,755
Ardelyx, Inc. ....................... 29,604 150,980
Arrowhead Pharmaceuticals, Inc. ......... 2,355 191,956
Ascendis Pharma A/S ................. 1,206 321,664
Atrium Therapeutics, Inc. .............. 74 995
BioCryst Pharmaceuticals, Inc. ........... 13,458 134,580
Biohaven Ltd. ...................... 5,760 85,709
BioMarin Pharmaceutical, Inc. ........... 1,488 85,143
Bridgebio Pharma, Inc. ................ 1,486 110,677
Cabaletta Bio, Inc. ................... 6,148 19,120
Caris Life Sciences, Inc. ............... 3,463 61,711
Celldex Therapeutics, Inc. .............. 5,205 193,678
Corbus Pharmaceuticals Holdings, Inc. ..... 5,515 51,731
Cytokinetics, Inc. .................... 1,501 127,870
Editas Medicine, Inc. ................. 17,575 56,943
Entrada Therapeutics, Inc. .............. 4,755 34,997
Erasca, Inc. ....................... 1,165 21,343
Exelixis, Inc. ....................... 9,228 502,096
Halozyme Therapeutics, Inc. ............ 325 25,438
Ideaya Biosciences, Inc. ............... 6,313 235,286
Insmed, Inc. ....................... 1,856 197,887
Intellia Therapeutics, Inc.
(b)
............. 10,061 170,232
Ionis Pharmaceuticals, Inc. ............. 6,388 506,505
Iovance Biotherapeutics, Inc. ............ 4,146 17,247
Ironwood Pharmaceuticals, Inc. , Class A .... 26,412 111,195
Janux Therapeutics, Inc. ............... 14,117 216,837
Karyopharm Therapeutics, Inc. ........... 3,139 30,668
Keros Therapeutics, Inc.
(b)
.............. 9,849 105,384
Korro Bio, Inc. ...................... 1,469 19,361
Krystal Biotech, Inc. .................. 103 38,282
Kura Oncology, Inc. .................. 16,600 182,102
MacroGenics, Inc. ................... 4,126 19,062
Madrigal Pharmaceuticals, Inc.
(b)
......... 564 302,840
MannKind Corp. .................... 22,267 94,857
MeiraGTx Holdings plc ................ 2,246 30,343
MiMedx Group, Inc. .................. 18,080 69,608
Mineralys Therapeutics, Inc. ............ 2,411 65,049
Mirum Pharmaceuticals, Inc. ............ 383 44,838
Moderna, Inc. ...................... 1,068 74,792

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Advantage SMID Cap V.I. Fund
4
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
MoonLake Immunotherapeutics , Class A .... 4,705 $ 91,606
Myriad Genetics, Inc. ................. 33,023 188,561
Natera, Inc. ........................ 393 106,680
Neurocrine Biosciences, Inc. ............ 3,492 588,524
Nkarta, Inc. ........................ 29,811 84,365
Nuvalent, Inc. , Class A ................ 149 18,402
Perspective Therapeutics, Inc. ........... 19,647 66,996
Praxis Precision Medicines, Inc. .......... 343 114,833
Prime Medicine, Inc. .................. 13,277 48,992
Prothena Corp. plc ................... 9,272 90,773
PTC Therapeutics, Inc. ................ 1,134 92,500
Recursion Pharmaceuticals, Inc. , Class A .... 27,703 101,670
REGENXBIO, Inc. ................... 12,636 151,379
Replimune Group, Inc. ................ 10,734 118,825
Revolution Medicines, Inc. .............. 465 87,085
Rezolute, Inc. ...................... 4,237 22,032
Rigel Pharmaceuticals, Inc. ............. 1,165 45,575
Rocket Pharmaceuticals, Inc. ............ 26,374 90,199
Roivant Sciences Ltd. ................. 6,485 229,504
Sana Biotechnology, Inc. ............... 7,014 24,479
Sarepta Therapeutics, Inc. .............. 13,645 245,201
SQZ Biotechnologies Co. .............. 601 14
Summit Therapeutics, Inc.
(b)
............. 6,796 99,018
Syndax Pharmaceuticals, Inc. ........... 8,804 192,455
Tango Therapeutics, Inc. ............... 811 25,352
TG Therapeutics, Inc. ................. 3,791 208,278
Tonix Pharmaceuticals Holding Corp. ...... 2,699 34,439
Twist Bioscience Corp. ................ 908 93,415
Ultragenyx Pharmaceutical, Inc. .......... 8,522 284,550
United Therapeutics Corp. .............. 350 189,641
Vanda Pharmaceuticals, Inc. ............ 16,115 98,624
Vera Therapeutics, Inc. , Class A .......... 832 35,701
Verastem, Inc. ...................... 12,696 48,499
Viking Therapeutics, Inc. ............... 7,228 281,964
Voyager Therapeutics, Inc. ............. 6,119 21,417
Xencor, Inc. ....................... 14,897 239,842
Xenon Pharmaceuticals, Inc. ............ 3,337 201,421
Zymeworks, Inc.
(b)
................... 4,189 109,501
10,502,657
Broadline Retail — 0.5%
Dillard's, Inc. , Class A
(b)
................ 235 124,179
Etsy, Inc.
(a)
........................ 3,101 233,598
Kohl's Corp.
(b)
...................... 9,856 174,648
Macy's, Inc. ....................... 16,052 378,025
Ollie's Bargain Outlet Holdings, Inc.
(a)
...... 668 51,356
961,806
Building Products — 1.6%
AAON, Inc. ........................ 1,422 180,395
Advanced Drainage Systems, Inc. ........ 1,940 304,502
Allegion plc ........................ 870 122,226
AZZ, Inc. ......................... 940 145,747
Builders FirstSource, Inc.
(a)
............. 3,974 355,594
Madison Air Solutions Corp. , Class A
(a)
..... 9,754 380,406
Modine Manufacturing Co.
(a)
............ 1,175 313,748
Owens Corning ..................... 5,561 883,977
Resideo Technologies, Inc.
(a)
............ 1,830 56,913
Zurn Elkay Water Solutions Corp. ......... 1,959 98,988
2,842,496
Capital Markets — 3.1%
Bakkt, Inc. , Class A
(a)
................. 3,729 29,123
BGC Group, Inc. , Class A .............. 2,330 24,908
Blue Owl Capital, Inc. , Class A ........... 13,821 120,934
Carlyle Group, Inc. (The) ............... 3,020 127,172
Security
Shares
Shares Value
Capital Markets (continued)
Cohen & Steers, Inc. ................. 330 $ 25,126
DigitalBridge Group, Inc. , Class A ......... 1,175 18,541
Evercore, Inc. , Class A ................ 908 310,028
FactSet Research Systems, Inc. .......... 1,611 370,659
Franklin Resources, Inc. ............... 18,049 600,490
Galaxy Digital, Inc. , Class A
(a)
............ 2,350 64,249
Hamilton Lane, Inc. , Class A ............ 2,700 212,841
Houlihan Lokey, Inc. , Class A ............ 1,222 163,907
Interactive Brokers Group, Inc. , Class A ..... 2,420 210,637
Invesco Ltd. ....................... 4,416 116,538
Janus Henderson Group plc ............ 2,648 137,564
Jefferies Financial Group, Inc. ........... 9,520 475,810
Lincoln International, Inc.
(a)
............. 3,035 72,445
Morningstar, Inc. .................... 349 54,451
PJT Partners, Inc. , Class A ............. 339 51,169
SEI Investments Co. .................. 8,399 736,676
Silvercrest Asset Management Group, Inc. , Class
A ............................ 933 9,433
StepStone Group, Inc. , Class A .......... 4,433 183,349
StoneX Group, Inc.
(a)
................. 1,956 231,786
TPG, Inc. , Class A ................... 5,646 228,945
Virtu Financial, Inc. , Class A ............. 9,672 576,161
Wealthfront Corp.
(a)
.................. 12,884 115,183
Webull Corp.
(a)
...................... 26,173 170,648
XP, Inc. , Class A .................... 11,692 190,112
5,628,885
Chemicals — 1.6%
AdvanSix, Inc. ...................... 2,775 55,167
Albemarle Corp. .................... 3,802 513,384
Celanese Corp. , Class A ............... 2,510 115,460
Eastman Chemical Co. ................ 3,523 235,971
Ecovyst, Inc.
(a)
...................... 4,917 61,217
Element Solutions, Inc. ................ 1,474 70,383
Huntsman Corp. .................... 35,013 371,838
Innospec, Inc. ...................... 6,128 498,758
Mativ Holdings, Inc. .................. 12,347 93,467
Mosaic Co. (The) .................... 16,960 359,382
NewMarket Corp. .................... 86 68,047
Olin Corp. ......................... 3,850 76,307
Solstice Advanced Materials, Inc. ......... 4,420 391,612
2,910,993
Commercial Services & Supplies — 0.7%
ACV Auctions, Inc. , Class A
(a)
............ 7,963 57,254
Clean Harbors, Inc.
(a)
................. 2,340 699,075
Tetra Tech, Inc. ..................... 18,157 524,556
1,280,885
Communications Equipment — 1.4%
(a)
Applied Optoelectronics, Inc. ............ 1,713 253,798
Calix, Inc. ......................... 5,957 222,315
Ciena Corp. ....................... 880 431,693
Extreme Networks, Inc. ................ 2,379 77,008
F5, Inc. .......................... 884 367,709
Lumentum Holdings, Inc. ............... 654 561,171
NETGEAR, Inc.
(b)
.................... 4,922 114,929
Viavi Solutions, Inc. .................. 9,768 466,422
Vistance Networks, Inc. ................ 7,866 100,527
2,595,572
Construction & Engineering — 2.9%
AECOM .......................... 6,557 457,679
API Group Corp.
(a)
................... 2,816 119,258
Argan, Inc. ........................ 133 106,207
Comfort Systems USA, Inc. ............. 824 1,633,126
Dycom Industries, Inc.
(a)
............... 836 422,673

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Advantage SMID Cap V.I. Fund
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Construction & Engineering (continued)
EMCOR Group, Inc. .................. 1,098 $ 911,208
Everus Construction Group, Inc.
(a)
......... 1,108 183,873
Fluor Corp.
(a)
....................... 6,470 338,963
MasTec, Inc.
(a)
...................... 986 410,235
Sterling Infrastructure, Inc.
(a)
............ 544 456,612
Tutor Perini Corp. ................... 1,233 102,302
5,142,136
Consumer Finance — 2.0%
Ally Financial, Inc. ................... 13,647 627,080
Enova International, Inc.
(a)
.............. 3,097 745,541
EZCORP, Inc. , Class A
(a)
............... 3,525 121,859
Figure Technology Solutions, Inc. , Class A
(a)
.. 952 29,236
LendingTree, Inc.
(a)
................... 846 37,469
Navient Corp. ...................... 8,656 73,662
OneMain Holdings, Inc. ................ 13,043 795,232
Oportun Financial Corp.
(a)
.............. 10,583 60,429
PRA Group, Inc.
(a)
................... 8,595 163,219
PROG Holdings, Inc. ................. 2,006 93,500
SoFi Technologies, Inc.
(a) (b)
............. 30,158 540,733
Upstart Holdings, Inc.
(a) (b)
............... 8,101 287,018
3,574,978
Consumer Staples Distribution & Retail — 2.8%
Albertsons Cos., Inc. , Class A ........... 23,424 316,927
Andersons, Inc. (The) ................. 6,719 459,580
BJ's Wholesale Club Holdings, Inc.
(a)
....... 7,971 695,231
Casey's General Stores, Inc. ............ 1,181 938,647
Chefs' Warehouse, Inc. (The)
(a)
.......... 2,321 223,048
Maplebear, Inc.
(a)
.................... 4,526 214,306
Performance Food Group Co.
(a)
.......... 8,688 971,232
PriceSmart, Inc. ..................... 1,454 284,024
Sprouts Farmers Market, Inc.
(a)
........... 2,237 189,205
United Natural Foods, Inc.
(a)
............. 5,297 241,914
US Foods Holding Corp.
(a)
.............. 4,674 477,916
5,012,030
Containers & Packaging — 0.6%
Crown Holdings, Inc.
(b)
................ 2,467 275,860
Graphic Packaging Holding Co.
(b)
......... 48,018 507,550
Greif, Inc. , Class A ................... 2,708 201,719
Packaging Corp. of America ............ 187 44,558
TriMas Corp. ....................... 1,658 74,660
1,104,347
Distributors — 0.7%
Gold.com, Inc. ...................... 1,842 76,645
LKQ Corp. ........................ 28,176 741,874
Pool Corp. ........................ 1,743 374,571
1,193,090
Diversified Consumer Services — 0.8%
Coursera, Inc.
(a)
..................... 11,728 66,146
Covista, Inc.
(a)
...................... 795 99,105
Duolingo, Inc. , Class A
(a)
............... 2,193 252,239
Frontdoor, Inc.
(a)
..................... 1,492 115,764
Grand Canyon Education, Inc.
(a) (b)
......... 1,367 195,631
H&R Block, Inc.
(b)
.................... 8,647 329,278
Laureate Education, Inc.
(a)
.............. 3,918 142,302
Liberty Live Holdings, Inc. , Class A
(a)
....... 360 36,454
Liberty Live Holdings, Inc. , Class C
(a)
....... 383 40,460
Perdoceo Education Corp. .............. 719 23,008
Strategic Education, Inc. ............... 1,651 126,499
Universal Technical Institute, Inc.
(a)
........ 526 22,497
1,449,383
Security
Shares
Shares Value
Diversified Telecommunication Services — 0.2%
IDT Corp. , Class B ................... 1,016 $ 59,090
Liberty Capital Corp. , Class A
(a)
.......... 84 1,840
Liberty Global Ltd. , Class A
(a)
............ 6,874 78,157
Liberty Global Ltd. , Class C
(a)
............ 2,812 30,932
Lumen Technologies, Inc.
(a)
............. 22,601 173,576
343,595
Electric Utilities — 0.5%
MGE Energy, Inc. .................... 907 73,957
NRG Energy, Inc. .................... 133 19,426
Oklo, Inc. , Class A
(a) (b)
................. 3,878 202,936
Portland General Electric Co. ............ 10,511 544,785
TXNM Energy, Inc. ................... 2,386 135,477
976,581
Electrical Equipment — 2.2%
Acuity, Inc. ........................ 287 108,101
Atkore, Inc. ........................ 2,235 169,949
Bloom Energy Corp. , Class A
(a)
........... 610 184,647
DPC Holdings Ltd.
(a)
.................. 436 21,390
EnerSys .......................... 2,151 502,947
Enovix Corp.
(a) (b)
..................... 1,941 11,782
Generac Holdings, Inc.
(a)
............... 1,834 537,014
Hyliion Holdings Corp.
(a)
............... 2,862 14,911
Nextpower, Inc. , Class A
(a)
.............. 2,202 262,346
NuScale Power Corp. , Class A
(a) (b)
......... 13,053 130,922
nVent Electric plc .................... 6,363 1,079,229
Regal Rexnord Corp. ................. 2,039 485,669
Vicor Corp.
(a)
....................... 919 349,018
X-Energy, Inc.
(a) (b)
.................... 5,516 101,274
3,959,199
Electronic Equipment, Instruments & Components — 3.8%
Advanced Energy Industries, Inc. ......... 2,440 909,803
Arrow Electronics, Inc.
(a)
............... 273 58,261
Avnet, Inc. ........................ 9,904 879,673
Cognex Corp. ...................... 2,332 168,883
Coherent Corp.
(a)
.................... 1,332 525,434
Fabrinet
(a)
......................... 452 254,060
Flex Ltd.
(a) (b)
....................... 3,930 636,935
Insight Enterprises, Inc.
(a)
.............. 815 99,267
IPG Photonics Corp.
(a)
................ 1,862 218,450
Jabil, Inc. ......................... 1,878 723,931
Littelfuse, Inc. ...................... 1,414 643,837
nLight, Inc.
(a)
....................... 1,020 71,012
Plexus Corp.
(a)
...................... 565 169,879
Sanmina Corp.
(a)
.................... 1,876 474,778
TD SYNNEX Corp. ................... 280 74,855
TTM Technologies, Inc.
(a)
............... 3,545 662,986
Vishay Intertechnology, Inc. ............. 3,029 162,900
6,734,944
Energy Equipment & Services — 1.6%
Archrock, Inc.
(b)
..................... 14,122 574,907
Atlas Energy Solutions, Inc.
(b)
............ 5,407 89,810
Liberty Energy, Inc. , Class A ............ 10,620 278,138
NOV, Inc. ......................... 7,106 131,816
Oceaneering International, Inc.
(a)
......... 3,721 150,775
Patterson-UTI Energy, Inc. ............. 36,189 332,215
ProPetro Holding Corp.
(a)
............... 4,055 58,149
TechnipFMC plc ..................... 6,010 398,463
Tidewater, Inc.
(a)
.................... 1,628 108,474
Transocean Ltd.
(a)
................... 49,491 242,011
Valaris Ltd.
(a)
....................... 1,038 75,359
Weatherford International plc
(b)
........... 4,339 353,628
2,793,745

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Advantage SMID Cap V.I. Fund
6
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Entertainment — 0.5%
Cinemark Holdings, Inc. ............... 5,618 $ 178,259
Gaia, Inc. , Class A
(a)
.................. 1,508 3,167
Playtika Holding Corp. ................ 22,718 84,511
Roku, Inc. , Class A
(a)
................. 4,003 552,974
Starz Entertainment Corp.
(a)
............. 3,958 114,228
Stubhub Holdings, Inc. , Class A
(a)
......... 3,499 45,032
978,171
Financial Services — 1.0%
Affirm Holdings, Inc. , Class A
(a) (b)
.......... 7,157 583,653
Cannae Holdings, Inc. ................ 1,743 25,099
Chime Financial, Inc. , Class A
(a)
.......... 32,414 663,839
Essent Group Ltd. ................... 1,268 81,507
NMI Holdings, Inc. , Class A
(a)
............ 4,863 199,821
Velocity Financial, Inc.
(a)
............... 1 19
Voya Financial, Inc. .................. 2,829 256,109
1,810,047
Food Products — 0.2%
Conagra Brands, Inc. ................. 7,373 99,241
Darling Ingredients, Inc.
(a)
.............. 2,489 135,949
Post Holdings, Inc.
(a)
.................. 256 22,594
Vital Farms, Inc.
(a) (b)
.................. 9,566 111,253
369,037
Gas Utilities — 1.2%
Brookfield Infrastructure Corp. , Class A
(b)
.... 10,941 421,229
MDU Resources Group, Inc. ............ 6,371 135,129
New Jersey Resources Corp. ............ 18,829 1,055,177
Southwest Gas Holdings, Inc. ........... 5,052 448,011
2,059,546
Ground Transportation — 1.1%
Avis Budget Group, Inc.
(a)
.............. 193 28,531
Covenant Logistics Group, Inc. , Class A ..... 3,715 164,129
Knight-Swift Transportation Holdings, Inc. , Class
A ............................ 4,628 360,382
Lyft, Inc. , Class A
(a)
................... 15,334 224,030
Ryder System, Inc. ................... 1,131 298,324
Saia, Inc.
(a)
........................ 600 252,696
Werner Enterprises, Inc. ............... 8,155 355,640
XPO, Inc.
(a)
........................ 1,566 321,484
2,005,216
Health Care Equipment & Supplies — 0.8%
Accuray, Inc.
(a)
...................... 14,060 3,625
Align Technology, Inc.
(a)
................ 538 90,739
DENTSPLY SIRONA, Inc. .............. 9,354 99,246
Enovis Corp.
(a)
...................... 8,626 178,558
Glaukos Corp.
(a)
..................... 998 139,480
Inspire Medical Systems, Inc.
(a)
.......... 2,092 93,324
Insulet Corp.
(a)
...................... 246 37,454
iRadimed Corp. ..................... 1,011 96,611
IRhythm Holdings, Inc.
(a)
............... 725 86,239
NeuroPace, Inc.
(a)
................... 5,907 93,862
Novocure Ltd.
(a)
..................... 6,670 101,050
Penumbra, Inc.
(a)
.................... 315 99,461
QuidelOrtho Corp.
(a)
.................. 2,648 46,380
RxSight, Inc.
(a)
...................... 25,083 120,900
Strive, Inc. , Class A
(a)
................. 2,134 23,282
TransMedics Group, Inc.
(a)
.............. 680 45,166
Treace Medical Concepts, Inc.
(a)
.......... 6,554 26,085
1,381,462
Health Care Providers & Services — 4.0%
Addus HomeCare Corp.
(a)
.............. 2,896 290,961
agilon health, Inc.
(a)
.................. 700 75,026
Security
Shares
Shares Value
Health Care Providers & Services (continued)
AMN Healthcare Services, Inc.
(a)
.......... 2,747 $ 88,920
Ardent Health, Inc.
(a)
.................. 4,906 48,275
Astrana Health, Inc.
(a)
................. 553 25,665
Aveanna Healthcare Holdings, Inc.
(a)
....... 7,384 63,281
Castle Biosciences, Inc.
(a)
.............. 2,207 52,637
Chemed Corp. ...................... 679 316,237
Clover Health Investments Corp. , Class A
(a)
.. 11,693 61,271
CorVel Corp.
(a)
...................... 317 19,819
Cross Country Healthcare, Inc.
(a)
......... 801 10,581
DaVita, Inc.
(a)
....................... 654 145,502
Encompass Health Corp. .............. 8,528 862,010
Ensign Group, Inc. (The) ............... 2,092 335,348
Guardant Health, Inc.
(a)
................ 2,211 331,716
HealthEquity, Inc.
(a)
................... 2,569 232,032
Henry Schein, Inc.
(a)
.................. 6,505 543,298
Hims & Hers Health, Inc. , Class A
(a) (b)
...... 7,164 248,376
Hinge Health, Inc. , Class A
(a)
............ 2,579 214,057
LifeStance Health Group, Inc.
(a)
.......... 13,126 140,579
Molina Healthcare, Inc.
(a)
............... 2,314 529,212
Option Care Health, Inc.
(a)
.............. 5,760 120,787
PACS Group, Inc.
(a)
.................. 2,403 102,464
Privia Health Group, Inc.
(a)
.............. 17,180 442,041
RadNet, Inc.
(a)
...................... 4,644 286,396
Select Medical Holdings Corp. ........... 2,296 37,907
Tenet Healthcare Corp.
(a) (b)
.............. 4,954 926,794
Universal Health Services, Inc. , Class B .... 2,482 369,049
Viemed Healthcare, Inc.
(a)
.............. 13,349 152,179
7,072,420
Health Care REITs — 0.7%
Alexandria Real Estate Equities, Inc. ....... 8,607 454,880
CareTrust REIT, Inc.
(b)
................. 2,271 91,635
Healthpeak Properties, Inc. ............. 17,971 384,579
Omega Healthcare Investors, Inc. ......... 6,055 288,703
1,219,797
Health Care Technology — 0.5%
(a)
Doximity, Inc. , Class A
(b)
............... 16,094 333,790
Evolent Health, Inc. , Class A ............ 39,245 212,708
Health Catalyst, Inc. .................. 8,553 17,020
HeartFlow, Inc. ..................... 770 22,592
Phreesia, Inc.
(b)
..................... 15,095 155,327
Schrodinger, Inc. .................... 10,751 174,704
916,141
Hotel & Resort REITs — 1.1%
Chatham Lodging Trust ................ 26,517 350,820
DiamondRock Hospitality Co. ............ 16,885 205,659
Host Hotels & Resorts, Inc. ............. 50,124 1,188,440
RLJ Lodging Trust
(b)
.................. 4,548 53,894
Sunstone Hotel Investors, Inc. ........... 9,102 104,218
1,903,031
Hotels, Restaurants & Leisure — 1.6%
Aramark .......................... 10,180 579,242
Brinker International, Inc.
(a)
............. 376 63,168
Caesars Entertainment, Inc.
(a)
........... 4,735 142,902
Churchill Downs, Inc. ................. 1,898 170,137
Dave & Buster's Entertainment, Inc.
(a)
...... 6,583 75,046
Dutch Bros, Inc. , Class A
(a)
............. 1,278 91,773
Genius Sports Ltd.
(a)
.................. 8,022 48,613
Hilton Grand Vacations, Inc.
(a)
........... 4,151 217,388
Kura Sushi USA, Inc. , Class A
(a)
.......... 784 45,127
Monarch Casino & Resort, Inc. ........... 216 28,428
Planet Fitness, Inc. , Class A
(a)
........... 2,689 140,285
Rush Street Interactive, Inc. , Class A
(a)
..... 2,637 78,424
Shake Shack, Inc. , Class A
(a)
............ 474 26,554

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Advantage SMID Cap V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Sharplink, Inc.
(a)
..................... 8,112 $ 38,938
Texas Roadhouse, Inc. , Class A .......... 1,227 237,093
Travel + Leisure Co. .................. 8,116 620,306
Wingstop, Inc.
(b)
..................... 668 115,838
Wyndham Hotels & Resorts, Inc. ......... 740 62,315
2,781,577
Household Durables — 1.0%
Installed Building Products, Inc.
(b)
......... 2,763 635,048
Leggett & Platt, Inc. .................. 5,186 60,728
LGI Homes, Inc.
(a)
................... 1,388 88,388
M/I Homes, Inc.
(a)
.................... 1,307 210,152
Meritage Homes Corp. ................ 3,544 297,164
Mohawk Industries, Inc.
(a)
.............. 328 39,796
Newell Brands, Inc. .................. 32,099 197,088
Toll Brothers, Inc. .................... 1,565 257,834
TopBuild Corp.
(a) (b)
................... 256 90,760
1,876,958
Household Products — 0.1%
Central Garden & Pet Co. , Class A
(a)
....... 4,727 183,266
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. (The) .................... 17,058 250,070
Fervo Energy Co. , Class A
(a)
............ 2,190 64,014
Talen Energy Corp.
(a)
................. 619 237,857
551,941
Industrial Conglomerates — 0.2%
Brookfield Business Corp. , Class A
(b)
....... 14,432 430,795
Industrial REITs — 0.4%
Americold Realty Trust, Inc.
(b)
............ 8,147 128,071
EastGroup Properties, Inc. ............. 915 185,315
First Industrial Realty Trust, Inc. .......... 2,913 178,596
Lineage, Inc.
(b)
...................... 411 17,776
LXP Industrial Trust .................. 1,474 79,419
Rexford Industrial Realty, Inc. ........... 2,454 82,209
STAG Industrial, Inc.
(b)
................ 1,008 38,364
709,750
Insurance — 3.3%
American Financial Group, Inc. .......... 8,288 1,159,823
Assurant, Inc. ...................... 829 222,611
Assured Guaranty Ltd. ................ 6,026 483,044
Axis Capital Holdings Ltd. .............. 1,418 152,350
CNO Financial Group, Inc. .............. 2,020 102,980
eHealth, Inc.
(a)
...................... 10,836 16,146
Genworth Financial, Inc. , Class A
(a)
........ 2,028 19,205
Globe Life, Inc. ..................... 295 52,711
Hanover Insurance Group, Inc. (The) ...... 919 196,776
HCI Group, Inc. ..................... 682 119,520
Lemonade, Inc.
(a)
.................... 3,922 255,126
Mercury General Corp. ................ 1,861 198,420
NI Holdings, Inc.
(a)
................... 9,875 155,136
Octave Specialty Group, Inc.
(a)
........... 18,893 117,892
Oscar Health, Inc. , Class A
(a)
............ 9,898 282,291
Palomar Holdings, Inc.
(a)
............... 1,760 222,446
Reinsurance Group of America, Inc. ....... 4,875 1,036,669
RenaissanceRe Holdings Ltd. ........... 765 242,429
Root, Inc. , Class A
(a)
.................. 524 29,302
Skyward Specialty Insurance Group, Inc.
(a)
... 1,706 99,545
Stewart Information Services Corp. ........ 6,510 429,790
Universal Insurance Holdings, Inc. ........ 1,526 63,115
Unum Group ....................... 2,894 258,724
5,916,051
Security
Shares
Shares Value
Interactive Media & Services — 0.7%
(a)
Angi, Inc. , Class A ................... 19,033 $ 113,246
EverQuote, Inc. , Class A ............... 5,050 120,139
fuboTV, Inc. , Class A ................. 7,720 71,024
Pinterest, Inc. , Class A ................ 8,811 185,295
QuinStreet, Inc. ..................... 11,355 166,351
Snap, Inc. , Class A ................... 40,558 180,078
Taboola.com Ltd.
(b)
................... 33,379 166,895
Yelp, Inc. , Class A ................... 2,401 58,873
ZipRecruiter, Inc. , Class A .............. 35,883 134,561
1,196,462
IT Services — 0.5%
Amdocs Ltd.
(b)
...................... 8,236 416,247
Applied Digital Corp.
(a)
................ 3,756 140,099
DigitalOcean Holdings, Inc.
(a)
............ 625 98,144
Fastly, Inc. , Class A
(a)
................. 2,930 53,795
Globant SA
(a)
....................... 4,425 128,059
836,344
Leisure Products — 0.6%
Brunswick Corp. .................... 7,831 659,683
Hasbro, Inc. ....................... 2,669 220,433
Peloton Interactive, Inc. , Class A
(a)
........ 16,316 96,428
Polaris, Inc. ........................ 591 40,448
1,016,992
Life Sciences Tools & Services — 1.1%
Adaptive Biotechnologies Corp.
(a)
......... 11,513 246,954
Avantor, Inc.
(a)
...................... 33,852 335,135
Azenta, Inc.
(a)
...................... 5,111 130,433
Bio-Techne Corp. .................... 1,239 87,535
Charles River Laboratories International, Inc.
(a)
298 67,583
Medpace Holdings, Inc.
(a)
.............. 207 109,625
QIAGEN NV ....................... 7,395 289,145
Quanterix Corp.
(a)
.................... 6,196 26,767
Revvity, Inc. ....................... 2,927 325,658
Tempus AI, Inc. , Class A
(a) (b)
............. 5,852 339,006
1,957,841
Machinery — 4.1%
Aebi Schmidt Holding AG .............. 7,247 90,950
Allison Transmission Holdings, Inc. ........ 2,323 261,895
Astec Industries, Inc. ................. 1 61
Chart Industries, Inc.
(a)
................ 446 93,187
Crane Co. ......................... 2,530 564,367
Donaldson Co., Inc. .................. 8,339 748,592
Enpro, Inc. ........................ 191 71,994
ESCO Technologies, Inc. .............. 560 196,022
Federal Signal Corp.
(b)
................ 1,933 248,371
Franklin Electric Co., Inc. .............. 2,936 314,710
ITT, Inc. .......................... 4,766 942,524
Kennametal, Inc. .................... 2,472 86,644
Lincoln Electric Holdings, Inc. ........... 2,169 575,891
Mueller Industries, Inc. ................ 5,433 667,879
Nordson Corp. ...................... 132 39,823
Oshkosh Corp. ..................... 226 34,686
Pentair plc ........................ 3,871 296,751
Proto Labs, Inc.
(a)
.................... 335 27,306
RBC Bearings, Inc.
(a)
................. 2,075 1,336,425
SPX Technologies, Inc.
(a)
............... 1,018 249,583
Stanley Black & Decker, Inc. ............ 3,057 287,725
Stratasys Ltd.
(a)
..................... 3,886 33,264
Titan International, Inc.
(a)
............... 3,529 27,209
Trinity Industries, Inc. ................. 2,949 101,976
Worthington Enterprises, Inc. ............ 2,148 115,476
7,413,311

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Advantage SMID Cap V.I. Fund
8
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Marine Transportation — 0.7%
Costamare, Inc. ..................... 4,753 $ 66,637
Genco Shipping & Trading Ltd.
(b)
.......... 9,196 227,877
Kirby Corp.
(a) (b)
...................... 4,394 597,452
Matson, Inc. ....................... 1,455 279,695
1,171,661
Media — 1.5%
Cable One, Inc.
(a)
.................... 891 47,321
DoubleVerify Holdings, Inc.
(a)
............ 6,367 69,018
EchoStar Corp. , Class A
(a) (b)
............. 2,191 222,386
Liberty Broadband Corp. , Class A
(a)
........ 4,044 134,584
Liberty Broadband Corp. , Class C
(a)
....... 2,737 91,033
Magnite, Inc.
(a)
...................... 6,009 114,051
MNTN, Inc. , Class A
(a) (b)
................ 19,967 183,696
New York Times Co. (The) , Class A ........ 6,021 421,350
News Corp. , Class A .................. 15,083 374,511
News Corp. , Class B ................. 5,420 152,085
Nexstar Media Group, Inc. , Class A ........ 196 35,004
Paramount Skydance Corp. , Class B
(b)
..... 18,038 177,855
PubMatic, Inc. , Class A
(a)
............... 3,425 44,936
Trade Desk, Inc. (The) , Class A
(a)
......... 26,392 477,167
Versant Media Group, Inc.
(b)
............. 4,766 171,624
2,716,621
Metals & Mining — 2.3%
Alcoa Corp. ........................ 3,429 178,788
Alpha Metallurgical Resources, Inc.
(a)
...... 832 137,230
Century Aluminum Co.
(a)
............... 2,416 111,160
Cleveland-Cliffs, Inc.
(a)
................ 26,190 245,924
Coeur Mining, Inc. ................... 8,718 142,278
Constellium SE , Class A
(a)
.............. 13,379 426,389
Hecla Mining Co. .................... 9,668 149,177
Kaiser Aluminum Corp. ................ 1,493 292,076
Materion Corp. ..................... 1,098 326,534
MP Materials Corp. , Class A
(a) (b)
.......... 4,527 253,557
Ramaco Resources, Inc. , Class A
(a) (b)
...... 4,506 59,614
Ramaco Resources, Inc. , Class B
(a)
....... 32 274
Reliance, Inc.
(b)
..................... 3,147 1,175,719
Royal Gold, Inc. ..................... 2,511 501,221
Ryerson Holding Corp. ................ 1,986 48,875
SSR Mining, Inc.
(a)
................... 2,527 71,464
4,120,280
Multi-Utilities — 1.1%
Avista Corp. ....................... 8,360 342,007
Black Hills Corp. .................... 3,510 261,144
NiSource, Inc. ...................... 21,376 1,016,429
Northwestern Energy Group, Inc. ......... 4,185 299,730
1,919,310
Office REITs — 0.5%
Brandywine Realty Trust ............... 3,994 12,661
BXP, Inc.
(b)
........................ 5,396 357,809
Cousins Properties, Inc. ............... 4,042 121,179
Hudson Pacific Properties, Inc.
(a)
......... 11,543 175,338
Kilroy Realty Corp.
(b)
.................. 3,850 144,260
811,247
Oil, Gas & Consumable Fuels — 2.6%
Antero Resources Corp.
(a)
.............. 3,673 129,069
Ardmore Shipping Corp. ............... 7,689 107,723
Chord Energy Corp. .................. 5,276 603,047
CNX Resources Corp.
(a)
............... 2,353 79,837
Crescent Energy, Inc. , Class A ........... 3,591 35,264
CVR Energy, Inc. .................... 2,774 76,396
Delek US Holdings, Inc. ............... 490 24,897
DHT Holdings, Inc. ................... 9,708 160,473
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Energy Fuels, Inc.
(a) (b)
................. 2,425 $ 35,163
EQT Corp.
(b)
....................... 3,405 181,044
HF Sinclair Corp. .................... 5,600 390,040
International Seaways, Inc. ............. 1,543 118,178
Magnolia Oil & Gas Corp. , Class A
(b)
....... 22,121 565,855
Matador Resources Co. ............... 4,907 244,270
Murphy Oil Corp. .................... 2,424 78,925
Ovintiv, Inc. ........................ 4,726 248,824
PBF Energy, Inc. , Class A .............. 3,508 159,684
Plains GP Holdings LP , Class A .......... 5,721 138,849
Range Resources Corp. ............... 3,529 131,244
Scorpio Tankers, Inc. ................. 6,410 443,957
SM Energy Co. ..................... 7,083 184,866
Sunococorp LLC .................... 1,744 118,016
Teekay Corp. Ltd. ................... 11,839 118,390
Uranium Energy Corp.
(a)
............... 4,815 51,328
World Kinect Corp.
(b)
.................. 8,100 266,814
4,692,153
Paper & Forest Products — 0.0%
Clearwater Paper Corp.
(a)
.............. 4,961 77,789
Passenger Airlines — 0.6%
(a)
Alaska Air Group, Inc.
(b)
................ 9,890 516,258
American Airlines Group, Inc.
(b)
........... 2,649 47,867
Joby Aviation, Inc. , Class A ............. 2,986 26,635
SkyWest, Inc. ...................... 5,272 523,668
1,114,428
Personal Care Products — 0.0%
BellRing Brands, Inc.
(a)
................ 3,178 41,123
Pharmaceuticals — 0.9%
(a)
Arvinas, Inc. ....................... 4,297 35,708
Atea Pharmaceuticals, Inc. ............. 14,243 66,230
Axsome Therapeutics, Inc. ............. 373 91,299
BioAge Labs, Inc. ................... 876 21,471
Corcept Therapeutics, Inc. .............. 2,599 225,983
Crinetics Pharmaceuticals, Inc. .......... 5,391 201,731
Fulcrum Therapeutics, Inc. ............. 25,447 93,136
Jazz Pharmaceuticals plc .............. 1,429 344,346
LENZ Therapeutics, Inc. ............... 6,025 34,222
Nektar Therapeutics .................. 717 50,054
Nuvation Bio, Inc. , Class A .............. 12,343 70,108
Ocular Therapeutix, Inc. ............... 15,383 151,061
Supernus Pharmaceuticals, Inc. .......... 986 45,859
WaVe Life Sciences Ltd. ............... 21,767 126,467
1,557,675
Professional Services — 1.4%
Booz Allen Hamilton Holding Corp. , Class A .. 5,522 335,020
CACI International, Inc. , Class A
(a)
........ 439 203,371
CBIZ, Inc.
(a)
........................ 3,876 124,342
ExlService Holdings, Inc.
(a)
............. 26,954 697,030
Genpact Ltd. ....................... 1,506 41,415
IBEX Holdings Ltd.
(a)
.................. 6,017 182,736
KBR, Inc. ......................... 12,437 429,450
Maximus, Inc. ...................... 1,772 95,263
Planet Labs PBC , Class A
(a)
............. 6,102 202,159
RCM Technologies, Inc.
(a)
.............. 1,774 50,080
Verra Mobility Corp. , Class A
(a)
........... 19,806 84,176
Willdan Group, Inc.
(a)
................. 520 41,132
2,486,174
Real Estate Management & Development — 0.3%
(a)
Jones Lang LaSalle, Inc. ............... 1,044 323,588
Zillow Group, Inc. , Class A .............. 1,036 32,499

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Advantage SMID Cap V.I. Fund
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Real Estate Management & Development (continued)
Zillow Group, Inc. , Class C ............. 8,289 $ 261,269
617,356
Retail REITs — 2.4%
Agree Realty Corp.
(b)
................. 13,824 1,047,030
Brixmor Property Group, Inc.
(b)
........... 7,404 233,448
CBL & Associates Properties, Inc. ......... 1,566 83,139
Federal Realty Investment Trust .......... 4,612 569,305
Kimco Realty Corp.
(b)
................. 24,080 610,428
NNN REIT, Inc. ..................... 18,556 863,411
Regency Centers Corp. ............... 11,186 891,971
4,298,732
Semiconductors & Semiconductor Equipment — 4.6%
Aehr Test Systems
(a)
.................. 882 84,725
Allegro MicroSystems, Inc.
(a)
............ 880 61,266
Alpha & Omega Semiconductor Ltd.
(a)
...... 1,712 81,029
Ambarella, Inc.
(a)
.................... 423 36,293
Ambiq Micro, Inc.
(a)
................... 214 18,896
Amkor Technology, Inc. ................ 4,448 383,551
Astera Labs, Inc.
(a)
................... 196 94,672
Axcelis Technologies, Inc.
(a)
............. 847 160,464
AXT, Inc.
(a)
........................ 704 50,744
Cirrus Logic, Inc.
(a)
................... 4,095 608,230
Credo Technology Group Holding Ltd.
(a)
..... 422 114,763
Enphase Energy, Inc.
(a)
................ 2,103 103,552
FormFactor, Inc.
(a)
................... 3,104 496,423
Kulicke & Soffa Industries, Inc. ........... 4,260 569,818
Lattice Semiconductor Corp.
(a)
........... 4,754 727,172
MACOM Technology Solutions Holdings, Inc.
(a)
1,797 683,525
MaxLinear, Inc. , Class A
(a)
.............. 1,374 175,913
MKS, Inc. ......................... 1,483 659,638
Navitas Semiconductor Corp. , Class A
(a)
.... 1,979 35,464
Onto Innovation, Inc.
(a)
................ 1,904 720,569
Photronics, Inc.
(a)
.................... 1,215 39,524
Qorvo, Inc.
(a)
....................... 2,696 251,456
Rambus, Inc.
(a) (b)
.................... 2,884 382,822
Rigetti Computing, Inc.
(a)
............... 3,236 62,519
Semtech Corp.
(a)
.................... 2,081 336,810
Silicon Laboratories, Inc.
(a)
.............. 2,057 449,578
SiTime Corp.
(a)
...................... 578 430,934
Skyworks Solutions, Inc.
(b)
.............. 5,238 355,136
8,175,486
Software — 4.8%
Alarm.com Holdings, Inc.
(a)
............. 7,991 373,339
Amplitude, Inc. , Class A
(a)
.............. 4,848 37,087
Arteris, Inc.
(a)
....................... 468 22,740
Asana, Inc. , Class A
(a) (b)
................ 5,102 35,714
BitMine Immersion Technologies, Inc. ...... 16,076 213,972
Box, Inc. , Class A
(a)
.................. 12,829 340,482
C3.ai, Inc. , Class A
(a)
................. 12,161 110,543
Cipher Digital, Inc.
(a)
.................. 7,698 188,601
Cleanspark, Inc.
(a)
................... 4,612 67,105
Core Scientific, Inc.
(a)
................. 2,376 60,802
CS Disco, Inc.
(a)
..................... 4,844 18,310
Dolby Laboratories, Inc. , Class A ......... 1,431 75,242
Domo, Inc. , Class B
(a)
................. 25,948 81,217
D-Wave Quantum, Inc.
(a)
............... 6,545 157,015
Dynatrace, Inc.
(a)
.................... 18,805 825,728
Elastic NV
(a)
....................... 2,592 147,796
Figma, Inc. , Class A
(a)
................. 12,646 228,766
Guidewire Software, Inc.
(a)
.............. 1,655 203,648
HubSpot, Inc.
(a)
..................... 571 104,213
Hut 8 Corp.
(a)
....................... 1,666 192,331
InterDigital, Inc.
(b)
.................... 1,204 340,888
Security
Shares
Shares Value
Software (continued)
IREN Ltd.
(a)
........................ 11,652 $ 532,846
Manhattan Associates, Inc.
(a)
............ 3,527 491,135
MARA Holdings, Inc.
(a) (b)
............... 7,228 100,397
Netskope, Inc. , Class A
(a)
............... 17,769 194,393
Nutanix, Inc. , Class A
(a)
................ 10,451 532,583
Ooma, Inc.
(a)
....................... 7,393 142,093
Progress Software Corp.
(a)
.............. 1,827 61,351
Q2 Holdings, Inc.
(a)
................... 1,492 71,765
Qualys, Inc.
(a)
...................... 1,320 181,487
Rapid7, Inc.
(a)
...................... 13,727 111,189
RingCentral, Inc. , Class A
(b)
............. 4,812 187,572
Riot Platforms, Inc.
(a)
................. 8,342 228,404
Rubrik, Inc. , Class A
(a)
................. 2,941 236,103
SailPoint, Inc.
(a)
..................... 1,391 20,364
SoundThinking, Inc.
(a)
................. 2,698 24,417
Sprout Social, Inc. , Class A
(a)
............ 29,113 219,803
Tenable Holdings, Inc.
(a)
............... 8,191 302,084
Teradata Corp.
(a)
.................... 2,625 90,956
Terawulf, Inc.
(a) (b)
.................... 8,558 211,383
Thryv Holdings, Inc.
(a)
................. 46,085 181,575
UiPath, Inc. , Class A
(a)
................ 8,623 93,732
Unity Software, Inc.
(a)
................. 4,142 118,378
Varonis Systems, Inc. , Class B
(a)
.......... 6,278 263,425
Workiva, Inc. , Class A
(a)
................ 1,272 61,705
Zeta Global Holdings Corp. , Class A
(a)
...... 6,643 130,734
8,615,413
Specialized REITs — 0.7%
CubeSmart
(b)
....................... 24,430 971,581
EPR Properties ..................... 4,629 268,528
1,240,109
Specialty Retail — 2.6%
Abercrombie & Fitch Co. , Class A
(a)
........ 2,125 191,271
American Eagle Outfitters, Inc. ........... 16,056 276,163
Asbury Automotive Group, Inc.
(a)
.......... 191 38,406
Boot Barn Holdings, Inc.
(a)
.............. 2,798 459,627
Caleres, Inc. ....................... 8,156 100,890
CarMax, Inc.
(a)
...................... 729 38,557
EVgo, Inc. , Class A
(a) (b)
................ 4,841 9,246
Five Below, Inc.
(a)
.................... 2,006 360,659
Floor & Decor Holdings, Inc. , Class A
(a)
..... 449 26,653
Gap, Inc. (The)
(b)
.................... 9,578 178,917
Group 1 Automotive, Inc. ............... 1,357 395,118
Lithia Motors, Inc. , Class A
(b)
............ 1,574 457,231
Murphy USA, Inc. ................... 506 272,668
Penske Automotive Group, Inc.
(b)
......... 2,015 360,584
RealReal, Inc. (The)
(a)
................. 7,650 90,194
Revolve Group, Inc. , Class A
(a)
........... 5,000 114,450
RH
(a)
............................ 280 46,124
Signet Jewelers Ltd. .................. 2,784 239,981
Sonic Automotive, Inc. , Class A .......... 2,527 214,264
ThredUp, Inc. , Class A
(a)
............... 17,316 118,615
Upbound Group, Inc. ................. 1,407 29,857
Urban Outfitters, Inc.
(a)
................ 2,153 152,562
Valvoline, Inc.
(a) (b)
.................... 4,447 175,834
Victoria's Secret & Co.
(a)
............... 1,056 88,155
Wayfair, Inc. , Class A
(a)
................ 2,695 249,072
4,685,098
Technology Hardware, Storage & Peripherals — 0.6%
(a)
Everpure, Inc. , Class A ................ 5,895 464,467
IonQ, Inc. ......................... 4,936 262,891
Sandisk Corp. ...................... 117 266,027
993,385

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Advantage SMID Cap V.I. Fund
10
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods — 0.3%
Levi Strauss & Co. , Class A ............. 1,901 $ 47,202
Ralph Lauren Corp. , Class A ............ 464 186,254
Tapestry, Inc. ....................... 2,092 306,227
539,683
Trading Companies & Distributors — 1.7%
Applied Industrial Technologies, Inc. ....... 2,417 817,308
BlueLinx Holdings, Inc.
(a)
............... 1,343 83,105
Boise Cascade Co. .................. 6,000 465,780
GATX Corp. ....................... 278 49,259
Global Industrial Co. .................. 1,191 39,851
Herc Holdings, Inc. ................... 1,467 210,280
McGrath RentCorp ................... 294 35,583
QXO, Inc.
(a) (b)
....................... 4,648 80,317
Rush Enterprises, Inc. , Class A .......... 5,359 391,127
Watsco, Inc. ....................... 577 240,453
WESCO International, Inc. .............. 2,037 703,641
3,116,704
Water Utilities — 0.2%
Essential Utilities, Inc. ................. 7,765 297,477
Wireless Telecommunication Services — 0.1%
Telephone & Data Systems, Inc. .......... 6,611 244,673
Total Common Stocks — 99 .2%
(Cost: $ 156,291,509 ) .............................. 177,502,043
Rights
Biotechnology — 0.0%
Blueprint Medicines Corp., CVR
(a) (c)
....... 2,654 2,628
Consumer Staples Distribution & Retail — 0.0%
Walgreens Boots Alliance, Inc., CVR
(a) (c)
.... 10,196 5,404
Total Rights — 0.0%
(Cost: $ 6,625 ) .................................. 8,032
Total Long-Term Investments — 99.2%
(Cost: $ 156,298,134 ) .............................. 177,510,075
Short-Term Securities
Money Market Funds — 10.7%
(d)(e)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(f)
.................. 17,640,572 17,645,864
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 3.54% .................... 1,511,804 1,511,804
Total Short-Term Securities — 10 .7%
(Cost: $ 19,157,558 ) ............................... 19,157,668
Total Investments — 109 .9%
(Cost: $ 175,455,692 ) .............................. 196,667,743
Liabilities in Excess of Other Assets — (9.9) % ............. (17,712,567)
Net Assets — 100.0% ...............................
$ 178,955,176
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Advantage SMID Cap V.I. Fund
Schedule of Investments
11
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
Shares
Held at
06/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 8,049,916 $ 9,596,999
(a)
$ — $ (1,161) $ 110 $ 17,645,864 17,640,572 $ 15,934
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 1,881,375 — (369,571)
(a)
— — 1,511,804 1,511,804 27,645 —
$ (1,161) $ 110 $ 19,157,668 $ 43,579 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Advantage SMID Cap V.I. Fund
12
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 11 09/18/26 $ 1,675 $ 25,011
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 25,011 $ — $ — $ — $ 25,011
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended June 30, 2026, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 262,417 $ — $ — $ — $ 262,417
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ 62,973 $ — $ — $ — $ 62,973
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 1,716,810

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Advantage SMID Cap V.I. Fund
Schedule of Investments
13
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 177,502,043 $ — $ — $ 177,502,043
Rights ................................................ — — 8,032 8,032
Short-Term Securities
Money Market Funds ...................................... 19,157,668 — — 19,157,668
$ 196,659,711 $ — $ 8,032 $ 196,667,743
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 25,011 $ — $ — $ 25,011
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statement of Assets and Liabilities
(unaudited)
June 30, 2026
2026
BlackRock Semi-Annual Financial Statements and Additional Information
14
BlackRock
Advantage
SMID Cap V.I.
Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 177,510,075
Investments, at value — affiliated
(c)
.......................................................................................... 19,157,668
Cash ............................................................................................................. 11,040
Cash pledged: –
Futures contracts .................................................................................................... 145,000
Foreign currency, at value
(d)
............................................................................................... 2,585
Receivables: –
Investments sold .................................................................................................... 658,343
Securities lending income — affiliated ...................................................................................... 2,498
Capital shares sold ................................................................................................... 8,668
Dividends — unaffiliated ............................................................................................... 148,491
Dividends — affiliated ................................................................................................. 5,016
Variation margin on futures contracts ....................................................................................... 7,418
Prepaid e xpenses ..................................................................................................... 2,527
Total a ssets .........................................................................................................
197,659,329
LIABILITIES
Collateral on securities loaned ............................................................................................. 17,649,067
Payables: –
Investments purchased ................................................................................................ 718,246
Capital shares redeemed ............................................................................................... 63,632
Distribution fees ..................................................................................................... 3,788
Interest expense .................................................................................................... 104
Investment advisory fees .............................................................................................. 66,950
Professional fees .................................................................................................... 55,159
Transfer agent fees .................................................................................................. 99,367
Other accrued expenses ............................................................................................... 47,840
Total li abilities ........................................................................................................
18,704,153
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 178,955,176
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 126,888,974
Accumulated earnings .................................................................................................. 52,066,202
NET ASSETS ........................................................................................................
$ 178,955,176
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 156,298,134
(b)
  Securities loaned, at value ...................................................................................... $ 17,326,558
(c)
  Investments, at cost — affiliated ................................................................................... $ 19,157,558
(d)
  Foreign currency, at cost ....................................................................................... $ 2,616
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2026
15
Statement of Assets and Liabilities
See notes to financial statements.
BlackRock
Advantage SMID
Cap V.I. Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 159,889,808
Shares outstanding ...................................................................................................
5,267,462
Net asset value .....................................................................................................
$ 30.35
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10
Class III
Net assets .........................................................................................................
$ 19,065,368
Shares outstanding ...................................................................................................
1,483,911
Net asset value .....................................................................................................
$ 12.85
Shares authorized ...................................................................................................
10 million
Par value ......................................................................................................... $ 0.10

Statement of Operations
(unaudited)
Six Months Ended June 30, 2026
2026
BlackRock Semi-Annual Financial Statements and Additional Information
16
See notes to financial statements.
BlackRock
Advantage
SMID Cap V.I.
Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 1,008,818
Dividends — affiliated ................................................................................................. 27,645
Interest — unaffiliated ................................................................................................. 2,360
Securities lending income — affiliated — net ................................................................................. 15,934
Foreign taxes withheld ................................................................................................ (1,331)
Total investment income .................................................................................................
1,053,426
EXPENSES
Investment advisory .................................................................................................. 610,628
Transfer agent — class specific .......................................................................................... 164,792
Professional ....................................................................................................... 41,153
Distribution — class specific ............................................................................................ 21,243
Accounting services .................................................................................................. 18,775
Custodian ......................................................................................................... 14,352
Directors and Officer ................................................................................................. 4,515
Printing and postage ................................................................................................. 2,956
Transfer agent ...................................................................................................... 2,532
Miscellaneous ...................................................................................................... 5,485
Total expenses excluding interest expense .....................................................................................
886,431
Interest expense .................................................................................................... 238
Total expenses .......................................................................................................
886,669
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (252,526)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (164,790)
Total expenses after fees waived and/or reimbursed ..............................................................................
469,353
Net investment income ..................................................................................................
584,073
REALIZED AND UNREALIZED GAIN (LOSS) $ 35,656,700
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... 27,412,323
Investments — affiliated ............................................................................................. (1,161)
Foreign currency transactions ......................................................................................... (105)
Futures contracts .................................................................................................. 262,417
A
27,673,474
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 7,920,115
Investments — affiliated ............................................................................................. 110
Foreign currency translations .......................................................................................... 28
Futures contracts .................................................................................................. 62,973
A
7,983,226
Net realized and unrealized gain ...........................................................................................
35,656,700
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 36,240,773

Statements of Changes in Net Assets
17
Statements of Changes in Net Assets
BlackRock Advantage SMID Cap V.I. Fund
Six Months Ended
06/30/26 (unaudited)
Year Ended
12/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 584,073  $ 1,179,355
Net realized gain .................................................................................. 27,673,474  12,607,969
Net change in unrealized appreciation (depreciation) .......................................................... 7,983,226  1,479,438
Net increase in net assets resulting from operations ............................................................. 36,240,773  15,266,762
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Class I ........................................................................................ —  (9,579,527)
Class III ....................................................................................... —  (2,181,203)
Decrease in net assets resulting from distributions to shareholders ................................................... —  (11,760,730)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ................................................... (10,631,200) (11,891,713)
NET ASSETS
Total increase (decrease) in net assets ..................................................................... 25,609,573  (8,385,681)
Beginning of period .................................................................................. 153,345,603  161,731,284
End of period ......................................................................................
$ 178,955,176  $ 153,345,603
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
18
BlackRock Advantage SMID Cap V.I. Fund
Class I
Six Months
Ended
06/30/26
(unaudited)
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of period ............
$ 24.38  $ 23.56  $ 21.18  $ 17.98  $ 21.92  $ 27.49
Net investment income
(a)
....................
0 .10  0 .19  0 .17  0 .22  0 .20  0 .23
Net realized and unrealized gain (loss) ...........
5 .87  2 .43  2 .39  3 .17  ( 3 .82 ) 3 .13
Net increase (decrease) from investment operations ... 5.97  2.62  2.56  3.39  (3.62) 3.36
Distributions
(b)
– – – – – –
From net investment income ................. —  ( 0 .21 ) ( 0 .18 ) ( 0 .19 ) ( 0 .18 ) ( 0 .26 )
From net realized gain ...................... —  ( 1 .59 ) —  —  ( 0 .14 ) ( 8 .67 )
Total distributions ........................... —  (1.80) (0.18) (0.19) (0.32) (8.93)
Net asset value, end of period ................. $ 30.35  $ 24.38  $ 23.56  $ 21.18  $ 17.98  $ 21.92
Total Return
(c)
Based on net asset value ..................... 24.49%
(d)
11.11% 12.05% 18.88% (16.48)% 13.64%
Ratios to Average Net Assets
(e)
Total expen ses ............................
1.06%
(f)
1.08% 1.08% 1.11% 1.07% 1.09%
Total expenses after fees waived and/or reimbursed ...
0.55%
(f)
0.55% 0.55% 0.55% 0.55% 0.55%
Net investment income ......................
0.74%
(f)
0.81% 0.76% 1.17% 1.07% 0.80%
Supplemental Data
Net assets, end of period (000) ................. $ 159,890  $ 138,012  $ 143,761  $ 143,298  $ 135,137  $ 179,034
Portfolio turnover rate ........................ 55% 107% 115% 120% 124% 216%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
19
Financial Highlights
BlackRock Advantage SMID Cap V.I. Fund
Class III
Six Months
Ended
06/30/26
(unaudited)
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of period ............
$ 10.33  $ 10.91  $ 9.90  $ 8.50  $ 10.57  $ 17.50
Net investment income
(a)
....................
0 .03  0 .06  0 .06  0 .10  0 .08  0 .10
Net realized and unrealized gain (loss) ...........
2 .49  1 .13  1 .11  1 .48  ( 1 .86 ) 1 .85
Net increase (decrease) from investment operations ... 2.52  1.19  1.17  1.58  (1.78) 1.95
Distributions
(b)
– – – – – –
From net investment income ................. —  ( 0 .18 ) ( 0 .16 ) ( 0 .18 ) ( 0 .15 ) ( 0 .21 )
From net realized gain ...................... —  ( 1 .59 ) —  —  ( 0 .14 ) ( 8 .67 )
Total distributions ........................... —  (1.77) (0.16) (0.18) (0.29) (8.88)
Net asset value, end of period ................. $ 12.85  $ 10.33  $ 10.91  $ 9.90  $ 8.50  $ 10.57
Total Return
(c)
Based on net asset value ..................... 24.39%
(d)
10.87% 11.70% 18.63% (16.68)% 13.35%
Ratios to Average Net Assets
(e)
Total expen ses ............................
1.31%
(f)
1.34% 1.33% 1.37% 1.33% 1.34%
Total expenses after fees waived and/or reimbursed ...
0.80%
(f)
0.80% 0.80% 0.80% 0.80% 0.80%
Net investment income ......................
0.50%
(f)
0.55% 0.53% 1.06% 0.83% 0.56%
Supplemental Data
Net assets, end of period (000) ................. $ 19,065  $ 15,333  $ 17,970  $ 14,991  $ 6,301  $ 7,027
Portfolio turnover rate ........................ 55% 107% 115% 120% 124% 216%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
20
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Advantage
SMID Cap V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2026 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian, which at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Notes to Financial Statements
(unaudited) (continued)
21
Notes to Financial Statements
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/
or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
22
as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Certain information made available by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan.
The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

Notes to Financial Statements
(unaudited) (continued)
23
Notes to Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of  0.25 % based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
(b)
Citigroup Global Markets, Inc. ........................ $ 1,650,267 $ (1,650,267) $ — $ —
Goldman Sachs & Co. LLC .......................... 1,611,281 (1,611,281) — —
J.P. Morgan Securities LLC .......................... 5,580,735 (5,580,735) — —
Morgan Stanley .................................. 2,931,395 (2,931,395) — —
National Financial Services LLC ....................... 3,164,518 (3,164,518) — —
State Street Bank & Trust Co. ........................ 839,683 (753,041) — 86,642
TD Securities (USA) LLC ........................... 1,548,679 (1,548,679) — —
$ 17,326,558 $ (17,239,916) $ — $ 86,642
(a)
  Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.
(b)
  The market value of the loaned securities is determined as of June 30, 2026. Additional collateral is delivered to the Fund subsequent to period end in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.75%
$1 billion - $3 billion ..................................................................................................... 0.71
$3 billion - $5 billion ..................................................................................................... 0.68
$5 billion - $10 billion .................................................................................................... 0.65
Greater than $10 billion ................................................................................................... 0.64

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
24
For the six months ended June 30, 2026, the class specific distribution fees borne directly by Class III were $21,243.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific in the Statement of Operations . For the six months ended June 30, 2026 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the six months ended June 30, 2026, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act
(“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months  ended June 30, 2026 , the amount waived was $ 568 .
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2027. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2026, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain networking and operational/recordkeeping fees (transfer agent fees) in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2027, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the
Manager — class specific in the Statement of Operations. For the six months ended June 30, 2026, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit net total annual operating expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2027, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2026, the Manager waived and/or reimbursed investment advisory fees of $251,958, which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees reimbursed by the Manager — class specific in the Statement of
Operations. For the six months ended June 30, 2026, class specific expense waivers and/or reimbursements were as follows:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities
Class I Class III Total
Transfer agent fees - class specific .................................................................... $ 147,968 $ 16,824 $ 164,792
Class I ................................................................................................................
0 .07%
Class III ...............................................................................................................
0 .01
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 96,924
Class III ...................................................................................................... 15,975
$ 112,899
Class I Class III
Expense Limitations .................................................................................. 0 .55% 0 .80%
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 51,042
Class III ...................................................................................................... 849
$ 51,891

Notes to Financial Statements
(unaudited) (continued)
25
Notes to Financial Statements
lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the securities lending agreement effective as of January 1, 2026, the Fund retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specific threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the securities lending agreement effective as of January 1, 2025, identical securities lending arrangements were in place for the Fund for the calendar year ended
December 31, 2025.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2026, the Fund paid BIM $6,338 for securities lending agent services.
Directors and Officers:  Certain directors and/or officers of the  Company  are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors  and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors . For the six months  ended June 30, 2026 , the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the six months ended June 30, 2026, purchases and sales of investments, excluding short-term securities, were $89,003,234 and $98,209,063, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
As of June 30, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Purchases ............................................................................................................... $ 4,215,305
Sales ................................................................................................................... 5,446,824
Net Realized Gain .......................................................................................................... 1,319,671
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Advantage SMID Cap V.I. Fund ................................ $ 175,684,957 $ 30,244,634 $ (9,236,837) $ 21,007,797

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
26
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b)
the Fed Funds rate (but in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2027 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2026, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable
future which may constrain future economic

Notes to Financial Statements
(unaudited) (continued)
27
Notes to Financial Statements
growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
06/30/26
Year Ended
12/31/25
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Advantage SMID Cap V.I. Fund
Class I
Shares sold .............................................
63,395 $ 1,706,401 85,051 $ 2,062,665
Shares issued in reinvestment of distributions ........................
— — 391,744 9,579,527
Shares redeemed .........................................
(457,181) (12,303,095) (918,137) (21,881,296)
(393,786) $ (10,596,694) (441,342) $ (10,239,104)
Class III
Shares sold .............................................
118,602 $ 1,345,786 459,433 $ 5,041,601
Shares issued in reinvestment of distributions ........................
— — 209,600 2,181,203
Shares redeemed .........................................
(118,814) (1,380,292) (831,295) (8,875,413)
(212) $ (34,506) (162,262) $ (1,652,609)
(393,998) $ (10,631,200) (603,604) $ (11,891,713)

Glossary of Terms Used in these Financial Statements
2026
BlackRock Semi-Annual Financial Statements and Additional Information
28
Portfolio Abbreviation
CVR Contingent Value Rights
REIT Real Estate Investment Trust

June 30, 2026
Not FDIC Insured - May Lose Value - No Bank Guarantee
2026 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock Basic Value V.I. Fund

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
June 30, 2026
BlackRock Basic Value V.I. Fund
2
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.3%
Boeing Co. (The)
(a)
................... 28,317 $ 6,129,781
L3Harris Technologies, Inc. ............. 5,654 1,642,996
7,772,777
Air Freight & Logistics — 2.1%
FedEx Corp.
(b)
...................... 22,630 7,086,132
Automobile Components — 1.2%
(a)
Aptiv plc
(b)
......................... 53,998 3,314,397
Versigent plc ....................... 17,999 756,138
4,070,535
Banks — 8.9%
Citigroup, Inc. ...................... 80,631 11,285,115
First Citizens BancShares, Inc. , Class A ..... 2,914 6,063,422
JPMorgan Chase & Co. ............... 5,426 1,776,092
Wells Fargo & Co. ................... 127,711 10,554,037
29,678,666
Beverages — 2.2%
Keurig Dr Pepper, Inc.
(b)
............... 219,840 7,195,363
Broadline Retail — 7.6%
Amazon.com, Inc.
(a)
.................. 106,626 25,413,241
Building Products — 2.3%
Fortune Brands Innovations, Inc. ......... 138,820 7,621,218
Capital Markets — 4.1%
Carlyle Group, Inc. (The) ............... 27,816 1,171,332
Charles Schwab Corp. (The) ............ 85,027 7,845,441
Intercontinental Exchange, Inc. .......... 38,738 4,769,035
13,785,808
Chemicals — 2.2%
PPG Industries, Inc. .................. 59,770 7,249,503
Commercial Services & Supplies — 1.4%
Rentokil Initial plc .................... 818,460 4,654,557
Consumer Staples Distribution & Retail — 1.0%
Dollar General Corp. ................. 30,160 3,471,718
Containers & Packaging — 1.0%
Crown Holdings, Inc. ................. 30,920 3,457,474
Diversified Telecommunication Services — 0.8%
Comcast Corp. , Class A ............... 111,582 2,739,338
Electric Utilities — 2.3%
Alliant Energy Corp.
(b)
................. 34,114 2,602,557
Evergy, Inc. ........................ 59,979 5,183,985
7,786,542
Electronic Equipment, Instruments & Components — 1.8%
CDW Corp. ........................ 41,760 5,873,126
Entertainment — 1.4%
Walt Disney Co. (The) ................ 48,620 4,679,675
Health Care Equipment & Supplies — 3.9%
Baxter International, Inc.
(b)
.............. 384,933 8,206,772
Medtronic plc ...................... 60,597 4,740,503
12,947,275
Health Care Providers & Services — 5.9%
Cardinal Health, Inc. .................. 21,269 5,052,664
CVS Health Corp. ................... 51,411 5,318,468
Humana, Inc. ...................... 5,400 2,144,988
Security
Shares
Shares Value
Health Care Providers & Services (continued)
UnitedHealth Group, Inc. ............... 17,157 $ 7,130,964
19,647,084
Health Care REITs — 1.2%
Healthcare Realty Trust, Inc. , Class A ...... 198,590 4,005,560
Industrial REITs — 1.8%
Rexford Industrial Realty, Inc.
(b)
.......... 132,450 4,437,075
STAG Industrial, Inc. ................. 43,290 1,647,617
6,084,692
Insurance — 3.9%
Arthur J Gallagher & Co. ............... 22,740 5,220,422
Chubb Ltd. ........................ 12,353 4,209,161
Fidelity National Financial, Inc. , Class A ..... 76,791 3,621,464
13,051,047
Interactive Media & Services — 2.3%
Meta Platforms, Inc. , Class A ............ 13,610 7,666,377
Leisure Products — 1.0%
Hasbro, Inc. ....................... 39,240 3,240,832
Life Sciences Tools & Services — 1.6%
Avantor, Inc.
(a)
...................... 180,970 1,791,603
Danaher Corp. ..................... 8,642 1,646,128
Waters Corp.
(a) (b)
.................... 5,023 1,883,826
5,321,557
Machinery — 1.3%
Cummins, Inc. ...................... 3,790 2,703,066
PACCAR, Inc. ...................... 14,950 1,795,794
4,498,860
Multi-Utilities — 1.5%
DTE Energy Co. .................... 34,047 5,187,741
Oil, Gas & Consumable Fuels — 4.6%
BP plc , ADR
(b)
...................... 110,581 4,085,968
Chevron Corp. ...................... 39,102 6,481,548
Tourmaline Oil Corp. .................. 116,472 4,869,938
15,437,454
Pharmaceuticals — 3.8%
Johnson & Johnson .................. 20,524 5,212,480
Merck & Co., Inc. .................... 57,340 7,368,190
12,580,670
Professional Services — 0.7%
SS&C Technologies Holdings, Inc. ........ 37,051 2,299,015
Residential REITs — 0.7%
Sun Communities, Inc. ................ 19,279 2,311,745
Semiconductors & Semiconductor Equipment — 4.3%
Applied Materials, Inc. ................ 7,376 5,332,848
Intel Corp.
(a)
....................... 22,138 3,091,129
Taiwan Semiconductor Manufacturing Co. Ltd. 45,000 3,550,063
Texas Instruments, Inc. ................ 8,437 2,514,816
14,488,856
Software — 4.7%
Microsoft Corp. ..................... 41,762 15,578,061
Specialty Retail — 1.0%
Home Depot, Inc. (The) ............... 9,546 3,366,683
Technology Hardware, Storage & Peripherals — 7.3%
Apple, Inc. ........................ 46,629 13,492,568
Hewlett Packard Enterprise Co. .......... 153,390 6,919,423

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Basic Value V.I. Fund
Schedule of Investments
3
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp. ................. 6,374 $ 4,071,201
24,483,192
Tobacco — 2.6%
British American Tobacco plc , ADR
(b)
....... 139,271 8,601,377
Trading Companies & Distributors — 1.2%
WESCO International, Inc. .............. 12,064 4,167,268
Total Long-Term Investments — 97 .9%
(Cost: $ 288,150,984 ) .............................. 327,501,019
Short-Term Securities
Money Market Funds — 10.7%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(e)
.................. 27,116,523 27,124,658
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 3.54% .................... 8,698,625 8,698,625
Total Short-Term Securities — 10 .7%
(Cost: $ 35,823,386 ) ............................... 35,823,283
Total Investments — 108 .6%
(Cost: $ 323,974,370 ) .............................. 363,324,302
Liabilities in Excess of Other Assets — (8.6) % ............. (28,741,102)
Net Assets — 100.0% ...............................
$ 334,583,200
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
Shares
Held at
06/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 25,781,767 $ 1,350,765
(a)
$ — $ (7,771) $ (103) $ 27,124,658 27,116,523 $ 39,185
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 5,273,166 3,425,459
(a)
— — — 8,698,625 8,698,625 71,007 —
$ (7,771) $ (103) $ 35,823,283 $ 110,192 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Basic Value V.I. Fund
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 7,772,777 $ — $ — $ 7,772,777
Air Freight & Logistics .................................... 7,086,132 — — 7,086,132
Automobile Components .................................. 4,070,535 — — 4,070,535
Banks ............................................... 29,678,666 — — 29,678,666
Beverages ........................................... 7,195,363 — — 7,195,363
Broadline Retail ........................................ 25,413,241 — — 25,413,241
Building Products ....................................... 7,621,218 — — 7,621,218
Capital Markets ........................................ 13,785,808 — — 13,785,808
Chemicals ............................................ 7,249,503 — — 7,249,503
Commercial Services & Supplies ............................. — 4,654,557 — 4,654,557
Consumer Staples Distribution & Retail ........................ 3,471,718 — — 3,471,718
Containers & Packaging .................................. 3,457,474 — — 3,457,474
Diversified Telecommunication Services ........................ 2,739,338 — — 2,739,338
Electric Utilities ........................................ 7,786,542 — — 7,786,542
Electronic Equipment, Instruments & Components ................. 5,873,126 — — 5,873,126
Entertainment ......................................... 4,679,675 — — 4,679,675
Health Care Equipment & Supplies ........................... 12,947,275 — — 12,947,275
Health Care Providers & Services ............................ 19,647,084 — — 19,647,084
Health Care REITs ...................................... 4,005,560 — — 4,005,560
Industrial REITs ........................................ 6,084,692 — — 6,084,692
Insurance ............................................ 13,051,047 — — 13,051,047
Interactive Media & Services ............................... 7,666,377 — — 7,666,377
Leisure Products ....................................... 3,240,832 — — 3,240,832
Life Sciences Tools & Services .............................. 5,321,557 — — 5,321,557
Machinery ............................................ 4,498,860 — — 4,498,860
Multi-Utilities .......................................... 5,187,741 — — 5,187,741
Oil, Gas & Consumable Fuels ............................... 15,437,454 — — 15,437,454
Pharmaceuticals ....................................... 12,580,670 — — 12,580,670
Professional Services .................................... 2,299,015 — — 2,299,015
Residential REITs ....................................... 2,311,745 — — 2,311,745
Semiconductors & Semiconductor Equipment .................... 10,938,793 3,550,063 — 14,488,856
Software ............................................. 15,578,061 — — 15,578,061
Specialty Retail ........................................ 3,366,683 — — 3,366,683
Technology Hardware, Storage & Peripherals .................... 24,483,192 — — 24,483,192
Tobacco ............................................. 8,601,377 — — 8,601,377
Trading Companies & Distributors ............................ 4,167,268 — — 4,167,268
Short-Term Securities
Money Market Funds ...................................... 35,823,283 — — 35,823,283
$ 355,119,682 $ 8,204,620 $ — $ 363,324,302

Statement of Assets and Liabilities
(unaudited)

June 30, 2026
5
Statement of Assets and Liabilities
BlackRock
Basic Value V.I.
Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 327,501,019
Investments, at value — affiliated
(c)
.......................................................................................... 35,823,283
Cash ............................................................................................................. 4,456
Foreign currency, at value
(d)
............................................................................................... 34,905
Receivables: –
Investments sold .................................................................................................... 2,986,092
Securities lending income — affiliated ...................................................................................... 4,703
Capital shares sold ................................................................................................... 32,010
Dividends — unaffiliated ............................................................................................... 497,989
Dividends — affiliated ................................................................................................. 22,547
Prepaid e xpenses ..................................................................................................... 3,107
Total a ssets .........................................................................................................
366,910,111
LIABILITIES
Collateral on securities loaned ............................................................................................. 27,158,106
Payables: –
Investments purchased ................................................................................................ 4,041,412
Capital shares redeemed ............................................................................................... 622,655
Distribution fees ..................................................................................................... 13,956
Interest expense .................................................................................................... 215
Investment advisory fees .............................................................................................. 163,832
Professional fees .................................................................................................... 58,983
Other accrued expenses ............................................................................................... 267,752
Total li abilities ........................................................................................................
32,326,911
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 334,583,200
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 251,963,548
Accumulated earnings .................................................................................................. 82,619,652
NET ASSETS ........................................................................................................
$ 334,583,200
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 288,150,984
(b)
  Securities loaned, at value ...................................................................................... $ 26,082,856
(c)
  Investments, at cost — affiliated ................................................................................... $ 35,823,386
(d)
  Foreign currency, at cost ....................................................................................... $ 34,906
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2026
2026
BlackRock Semi-Annual Financial Statements and Additional Information
6
See notes to financial statements.
BlackRock Basic
Value V.I. Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 265,970,117
Shares outstanding ...................................................................................................
17,254,147
Net asset value .....................................................................................................
$ 15.41
Shares authorized ...................................................................................................
300 million
Par value ......................................................................................................... $ 0.10
Class III
Net assets .........................................................................................................
$ 68,613,083
Shares outstanding ...................................................................................................
4,532,202
Net asset value .....................................................................................................
$ 15.14
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10

Statement of Operations
(unaudited)

Six Months Ended June 30, 2026
7
Statement of Operations
See notes to financial statements.
BlackRock
Basic Value V.I.
Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 3,081,690
Dividends — affiliated ................................................................................................. 71,007
Interest — unaffiliated ................................................................................................. 434
Securities lending income — affiliated — net ................................................................................. 39,185
Foreign taxes withheld ................................................................................................ (44,665)
Total investment income .................................................................................................
3,147,651
EXPENSES
Investment advisory .................................................................................................. 964,148
Transfer agent — class specific .......................................................................................... 315,772
Distribution — class specific ............................................................................................ 80,659
Professional ....................................................................................................... 61,192
Accounting services .................................................................................................. 22,963
Printing and postage ................................................................................................. 10,498
Directors and Officer ................................................................................................. 5,138
Custodian ......................................................................................................... 4,162
Transfer agent ...................................................................................................... 2,534
Miscellaneous ...................................................................................................... 2,388
Total expenses excluding interest expense .....................................................................................
1,469,454
Interest expense .................................................................................................... 563
Total expenses .......................................................................................................
1,470,017
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (1,475)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (209,678)
Total expenses after fees waived and/or reimbursed ..............................................................................
1,258,864
Net investment income ..................................................................................................
1,888,787
REALIZED AND UNREALIZED GAIN (LOSS) $ 31,574,053
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... 36,925,137
Investments — affiliated ............................................................................................. (7,771)
Foreign currency transactions ......................................................................................... (132,669)
A
36,784,697
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... (5,206,526)
Investments — affiliated ............................................................................................. (103)
Foreign currency translations .......................................................................................... (4,015)
A
(5,210,644)
Net realized and unrealized gain ...........................................................................................
31,574,053
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 33,462,840

Statements of Changes in Net Assets

2026
BlackRock Semi-Annual Financial Statements and Additional Information
8
See notes to financial statements.
BlackRock Basic Value V.I. Fund
Six Months Ended
06/30/26 (unaudited)
Year Ended
12/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 1,888,787  $ 5,052,876
Net realized gain .................................................................................. 36,784,697  42,783,327
Net change in unrealized appreciation (depreciation) .......................................................... (5,210,644) 18,592,080
Net increase in net assets resulting from operations ............................................................. 33,462,840  66,428,283
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Class I ........................................................................................ —  (35,646,427)
Class III ....................................................................................... —  (8,620,201)
Decrease in net assets resulting from distributions to shareholders ................................................... —  (44,266,628)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ........................................... (22,579,398) 6,588,602
NET ASSETS
Total increase in net assets ............................................................................. 10,883,442  28,750,257
Beginning of period .................................................................................. 323,699,758  294,949,501
End of period ......................................................................................
$ 334,583,200  $ 323,699,758
(a)
  Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
9
Financial Highlights
BlackRock Basic Value V.I. Fund
Class I
Six Months
Ended
06/30/26
(unaudited)
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of period ............
$ 13.91  $ 12.95  $ 12.94  $ 11.75  $ 13.99  $ 13.58
Net investment income
(a)
....................
0 .09  0 .24  0 .25  0 .24  0 .19  0 .20
Net realized and unrealized gain (loss) ...........
1 .41  2 .90  1 .11  1 .70  ( 0 .90 ) 2 .68
Net increase (decrease) from investment operations ... 1.50  3.14  1.36  1.94  (0.71) 2.88
Distributions
(b)
– – – – – –
From net investment income ................. —  ( 0 .28 ) ( 0 .29 ) ( 0 .23 ) ( 0 .19 ) ( 0 .20 )
From net realized gain ...................... —  ( 1 .90 ) ( 1 .06 ) ( 0 .52 ) ( 1 .34 ) ( 2 .27 )
Total distributions ........................... —  (2.18) (1.35) (0.75) (1.53) (2.47)
Net asset value, end of period ................. $ 15.41  $ 13.91  $ 12.95  $ 12.94  $ 11.75  $ 13.99
Total Return
(c)
Based on net asset value ..................... 10.78%
(d)
24.38% 10.37% 16.61% (4.92)% 21.67%
Ratios to Average Net Assets
(e)
Total expen ses ............................
0.86%
(f)
0.87% 0.86% 0.86% 0.84% 0.85%
Total expenses after fees waived and/or reimbursed ...
0.73%
(f)
0.74% 0.72% 0.73% 0.71% 0.72%
Net investment income ......................
1.23%
(f)
1.72% 1.81% 1.93% 1.44% 1.32%
Supplemental Data
Net assets, end of period (000) ................. $ 265,970  $ 260,539  $ 242,366  $ 249,087  $ 243,526  $ 287,095
Portfolio turnover rate ........................ 55% 71% 41% 39% 63% 67%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
10
BlackRock Basic Value V.I. Fund
Class III
Six Months
Ended
06/30/26
(unaudited)
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of period ............
$ 13.68  $ 12.77  $ 12.77  $ 11.61  $ 13.83  $ 13.46
Net investment income
(a)
....................
0 .07  0 .20  0 .21  0 .20  0 .15  0 .16
Net realized and unrealized gain (loss) ...........
1 .39  2 .85  1 .10  1 .68  ( 0 .88 ) 2 .65
Net increase (decrease) from investment operations ... 1.46  3.05  1.31  1.88  (0.73) 2.81
Distributions
(b)
– – – – – –
From net investment income ................. —  ( 0 .24 ) ( 0 .25 ) ( 0 .20 ) ( 0 .15 ) ( 0 .17 )
From net realized gain ...................... —  ( 1 .90 ) ( 1 .06 ) ( 0 .52 ) ( 1 .34 ) ( 2 .27 )
Total distributions ........................... —  (2.14) (1.31) (0.72) (1.49) (2.44)
Net asset value, end of period ................. $ 15.14  $ 13.68  $ 12.77  $ 12.77  $ 11.61  $ 13.83
Total Return
(c)
Based on net asset value ..................... 10.67%
(d)
24.04% 10.05% 16.24% (5.12)% 21.34%
Ratios to Average Net Assets
(e)
Total expen ses ............................
1.12%
(f)
1.13% 1.12% 1.12% 1.11% 1.11%
Total expenses after fees waived and/or reimbursed ...
1.01%
(f)
1.02% 1.01% 1.01% 0.99% 0.99%
Net investment income ......................
0.96%
(f)
1.44% 1.54% 1.65% 1.16% 1.04%
Supplemental Data
Net assets, end of period (000) ................. $ 68,613  $ 63,161  $ 52,583  $ 70,009  $ 63,262  $ 74,157
Portfolio turnover rate ........................ 55% 71% 41% 39% 63% 67%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
11
Notes to Financial Statements
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Basic Value V.I.
Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2026 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian, which at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
12
Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan.
The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Notes to Financial Statements
(unaudited) (continued)
13
Notes to Financial Statements
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of  0.25 % based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the six months ended June 30, 2026, the class specific distribution fees borne directly by Class III were $80,659.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific in the Statement of Operations . For the six months ended June 30, 2026 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Citigroup Global Markets, Inc. ........................ $ 3,918,371 $ (3,918,371) $ — $ —
J.P. Morgan Securities LLC .......................... 11,038,337 (11,038,337) — —
Morgan Stanley .................................. 5,609,292 (5,609,292) — —
National Financial Services LLC ....................... 5,516,856 (5,516,856) — —
$ 26,082,856 $ (26,082,856) $ — $ —
(a)
  Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.60%
$1 billion - $3 billion ..................................................................................................... 0.56
$3 billion - $5 billion ..................................................................................................... 0.54
$5 billion - $10 billion .................................................................................................... 0.52
Greater than $10 billion ................................................................................................... 0.51

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
14
For the six months ended June 30, 2026, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act
(“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2026, the amount waived was $1,475.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2027. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2026, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain networking and operational/recordkeeping fees (transfer agent fees) in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2027, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the
Manager — class specific in the Statement of Operations. For the six months ended June 30, 2026, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit net total annual operating expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2027, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2026, there were no fees waived and/or reimbursed by the Manager pursuant to this agreement.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the securities lending agreement effective as of January 1, 2026, the Fund retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specific threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an
Class I Class III Total
Transfer agent fees - class specific .................................................................... $ 250,467 $ 65,305 $ 315,772
Class I ................................................................................................................
0.06%
Class III ...............................................................................................................
0.09
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 173,411
Class III ...................................................................................................... 36,267
$ 209,678
Class I Class III
Expense Limitations .................................................................................. 1.25% 1.50%

Notes to Financial Statements
(unaudited) (continued)
15
Notes to Financial Statements
amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the securities lending agreement effective as of January 1, 2025, identical securities lending arrangements were in place for the Fund for the calendar year ended
December 31, 2025.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2026, the Fund paid BIM $9,114 for securities lending agent services.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
6. PURCHASES AND SALES
For the six months ended June 30, 2026, purchases and sales of investments, excluding short-term securities, were $174,765,352 and $197,151,156, respectively.
7. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
As of June 30, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b)
the Fed Funds rate (but in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2027 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2026, the Fund did not borrow under the credit agreement.
9.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Basic Value V.I. Fund ....................................... $ 324,534,116 $ 51,135,773 $ (12,345,587) $ 38,790,186

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
16
market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
06/30/26
Year Ended
12/31/25
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Basic Value V.I. Fund
Class I
Shares sold .............................................
203,860 $ 2,951,152 443,530 $ 6,361,948
Shares issued in reinvestment of distributions ........................
— — 2,574,885 35,646,427
Shares redeemed .........................................
(1,681,912) (24,249,361) (3,001,983) (42,448,573)
(1,478,052) $ (21,298,209) 16,432 $ (440,198)
Class III
Shares sold .............................................
228,308 $ 3,177,535 470,741 $ 6,789,447
Shares issued in reinvestment of distributions ........................
— — 633,215 8,620,201
Shares redeemed .........................................
(313,595) (4,458,724) (604,091) (8,380,848)
(85,287) $ (1,281,189) 499,865 $ 7,028,800
(1,563,339) $ (22,579,398) 516,297 $ 6,588,602

Glossary of Terms Used in these Financial Statements
17
Glossary of Terms Used in these Financial Statements
Portfolio Abbreviation
ADR American Depositary Receipts
REIT Real Estate Investment Trust

June 30, 2026
Not FDIC Insured - May Lose Value - No Bank Guarantee
2026 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock Capital Appreciation V.I. Fund

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
June 30, 2026
BlackRock Capital Appreciation V.I. Fund
2
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 4.8%
Howmet Aerospace, Inc. ............... 7,555 $ 2,031,237
L3Harris Technologies, Inc. ............. 4,095 1,189,966
TransDigm Group, Inc. ................ 798 1,062,968
4,284,171
Automobiles — 0.9%
Tesla, Inc.
(a)
........................ 2,021 850,033
Broadline Retail — 7.4%
Amazon.com, Inc.
(a)
.................. 27,594 6,576,754
Construction & Engineering — 3.0%
Quanta Services, Inc. ................. 3,700 2,664,148
Consumer Staples Distribution & Retail — 0.9%
Walmart, Inc. ....................... 6,900 781,494
Diversified Telecommunication Services — 1.7%
Space Exploration Technologies Corp. , Class A
(a)
8,748 1,494,683
Electrical Equipment — 4.3%
Eaton Corp. plc ..................... 5,179 2,206,875
Vertiv Holdings Co. , Class A ............ 4,746 1,589,056
3,795,931
Electronic Equipment, Instruments & Components — 2.3%
Flex Ltd.
(a)
......................... 12,782 2,071,579
Health Care REITs — 1.9%
Welltower, Inc. ...................... 7,312 1,659,605
Interactive Media & Services — 8.7%
Alphabet, Inc. , Class A ................ 12,543 4,482,492
Meta Platforms, Inc. , Class A ............ 5,758 3,243,424
7,725,916
IT Services — 4.1%
Snowflake, Inc. , Class A
(a)
.............. 14,305 3,640,622
Machinery — 3.3%
Caterpillar, Inc. ..................... 2,751 2,929,540
Metals & Mining — 1.9%
Wheaton Precious Metals Corp. .......... 14,685 1,649,419
Oil, Gas & Consumable Fuels — 2.6%
Diamondback Energy, Inc. .............. 9,237 1,623,680
EQT Corp. ........................ 12,246 651,120
2,274,800
Pharmaceuticals — 3.3%
Eli Lilly & Co. ...................... 2,412 2,893,025
Semiconductors & Semiconductor Equipment — 26.7%
Applied Materials, Inc. ................ 3,712 2,683,776
Broadcom, Inc. ..................... 11,099 4,192,647
Intel Corp.
(a)
....................... 18,590 2,595,722
Lam Research Corp. ................. 5,404 2,341,715
NVIDIA Corp. ...................... 59,339 11,873,141
23,687,001
Software — 15.1%
AppLovin Corp. , Class A
(a)
.............. 2,866 1,476,649
Datadog, Inc. , Class A
(a)
............... 12,072 3,143,066
Microsoft Corp. ..................... 11,780 4,394,175
Oracle Corp. ....................... 8,978 1,315,726
Palo Alto Networks, Inc.
(a)
.............. 8,845 3,016,322
13,345,938
Security
Shares
Shares Value
Specialized REITs — 2.4%
Equinix, Inc. ....................... 2,033 $ 2,119,179
Technology Hardware, Storage & Peripherals — 5.6%
Apple, Inc. ........................ 17,092 4,945,741
Total Common Stocks — 100 .9%
(Cost: $ 56,007,556 ) ............................... 89,389,579
Total Long-Term Investments — 100.9%
(Cost: $ 56,007,556 ) ............................... 89,389,579
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 3.54%
(b) (c)
.................. 128,251 128,251
Total Short-Term Securities — 0 .1%
(Cost: $ 128,251 ) ................................. 128,251
Total Investments — 101 .0%
(Cost: $ 56,135,807 ) ............................... 89,517,830
Liabilities in Excess of Other Assets — (1.0) % ............. (910,546)
Net Assets — 100.0% ...............................
$ 88,607,284
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Capital Appreciation V.I. Fund
Schedule of Investments
3
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
Shares
Held at
06/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares
(a)
............ $ — $ 42
(b)
$ — $ (42) $ — $ — — $ 314
(c)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 509,955 — (381,704)
(b)
— — 128,251 128,251 13,471 —
$ (42) $ — $ 128,251 $ 13,785 $ —
— —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Capital Appreciation V.I. Fund
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 89,389,579 $ — $ — $ 89,389,579
Short-Term Securities
Money Market Funds ...................................... 128,251 — — 128,251
$ 89,517,830 $ — $ — $ 89,517,830
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Preferred
Securities Total
Investments
Assets/Liabilities
Opening balance, as of December 31, 2025 ................................................................................... $ 2,506,512 $ 2,506,512
Transfers into Level 3 ................................................................................................. — —
Transfers out of Level 3 ................................................................................................ — —
Accrued discounts/premiums ............................................................................................. — —
Net realized gain .................................................................................................... 2,177,012 2,177,012
Net change in unrealized depreciation
(a) (b)
..................................................................................... (1,444,739) (1,444,739)
Purchases ......................................................................................................... — —
Sales ............................................................................................................ (3,238,785) (3,238,785)
Closing balance, as of June 30, 2026 .......................................................................................
$ — $ —
Net change in unrealized appreciation on investments still held at June 30, 2026
(b)
..........................................................
$ — $ —
(a)
Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2026 is generally due to investments no longer held or categorized as Level 3 at period end.

Statement of Assets and Liabilities
(unaudited)

June 30, 2026
5
Statement of Assets and Liabilities
BlackRock
Capital
Appreciation V.I.
Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 89,389,579
Investments, at value — affiliated
(b)
.......................................................................................... 128,251
Receivables: –
Securities lending income — affiliated ...................................................................................... 119
Capital shares sold ................................................................................................... 26,489
Dividends — unaffiliated ............................................................................................... 1,695
Dividends — affiliated ................................................................................................. 2,514
Prepaid e xpenses ..................................................................................................... 6,399
Total a ssets .........................................................................................................
89,555,046
LIABILITIES
Payables: –
Capital shares redeemed ............................................................................................... 600,885
Distribution fees ..................................................................................................... 22,149
Interest expense .................................................................................................... 66
Investment advisory fees .............................................................................................. 47,435
Printing and postage fees .............................................................................................. 111,916
Professional fees .................................................................................................... 79,997
Transfer agent fees .................................................................................................. 69,055
Other accrued expenses ............................................................................................... 16,259
Total li abilities ........................................................................................................
947,762
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 88,607,284
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 44,442,386
Accumulated earnings .................................................................................................. 44,164,898
NET ASSETS ........................................................................................................
$ 88,607,284
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 56,007,556
(b)
  Investments, at cost — affiliated ................................................................................... $ 128,251
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2026
2026
BlackRock Semi-Annual Financial Statements and Additional Information
6
See notes to financial statements.
BlackRock
Capital
Appreciation V.I.
Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 552,787
Shares outstanding ...................................................................................................
63,384
Net asset value .....................................................................................................
$ 8.72
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10
Class III
Net assets .........................................................................................................
$ 88,054,497
Shares outstanding ...................................................................................................
11,251,769
Net asset value .....................................................................................................
$ 7.83
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10

Statement of Operations
(unaudited)

Six Months Ended June 30, 2026
7
Statement of Operations
See notes to financial statements.
BlackRock
Capital
Appreciation V.I.
Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 112,630
Dividends — affiliated ................................................................................................. 13,471
Interest — unaffiliated ................................................................................................. 352
Securities lending income — affiliated — net ................................................................................. 314
Foreign taxes withheld ................................................................................................ (435)
Total investment income .................................................................................................
126,332
EXPENSES
Investment advisory .................................................................................................. 267,175
Distribution — class specific ............................................................................................ 102,117
Transfer agent — class specific .......................................................................................... 82,697
Professional ....................................................................................................... 16,764
Accounting services .................................................................................................. 14,380
Printing and postage ................................................................................................. 9,527
Directors and Officer ................................................................................................. 4,209
Custodian ......................................................................................................... 3,587
Transfer agent ...................................................................................................... 2,131
Miscellaneous ...................................................................................................... 2,515
Total expenses excluding interest expense .....................................................................................
505,102
Interest expense .................................................................................................... 120
Total expenses .......................................................................................................
505,222
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (820)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (77,399)
Total expenses after fees waived and/or reimbursed ..............................................................................
427,003
Net investment loss ....................................................................................................
(300,671)
REALIZED AND UNREALIZED GAIN (LOSS) $ 11,427,331
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... 5,719,727
Investments — affiliated ............................................................................................. (42)
A
5,719,685
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 5,707,646
Net realized and unrealized gain ...........................................................................................
11,427,331
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 11,126,660

Statements of Changes in Net Assets

2026
BlackRock Semi-Annual Financial Statements and Additional Information
8
BlackRock Capital Appreciation V.I. Fund
Six Months Ended
06/30/26 (unaudited)
Year Ended
12/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment loss ................................................................................ $ (300,671) $ (540,667)
Net realized gain .................................................................................. 5,719,685  13,373,900
Net change in unrealized appreciation (depreciation) .......................................................... 5,707,646  (3,487,679)
Net increase in net assets resulting from operations ............................................................. 11,126,660  9,345,554
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Class I ........................................................................................ —  (56,574)
Class III ....................................................................................... —  (9,559,337)
Decrease in net assets resulting from distributions to shareholders ................................................... —  (9,615,911)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ........................................... (3,462,436) 1,099,805
NET ASSETS
Total increase in net assets ............................................................................. 7,664,224  829,448
Beginning of period .................................................................................. 80,943,060  80,113,612
End of period ......................................................................................
$ 88,607,284  $ 80,943,060
(a)
  Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
9
Financial Highlights
BlackRock Capital Appreciation V.I. Fund
Class I
Six Months
Ended
06/30/26
(unaudited)
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of period ..........
$ 7.67  $ 7.67  $ 8.50  $ 6.02  $ 10.19  $ 10.35
Net investment loss
(a)
....................
( 0 .02 ) ( 0 .04 ) ( 0 .03 ) ( 0 .02 ) ( 0 .01 ) ( 0 .04 )
Net realized and unrealized gain (loss) .........
1 .07  0 .94  2 .89  2 .95  ( 3 .81 ) 2 .16
Net increase (decrease) from investment operations . 1.05  0.90  2.86  2.93  (3.82) 2.12
Distributions from net realized gain
(b)
.......... —  (0.90) (3.69) (0.45) (0.35) (2.28)
Net asset value, end of period ............... $ 8.72  $ 7.67  $ 7.67  $ 8.50  $ 6.02  $ 10.19
Total Return
(c)
Based on net asset value ................... 13.69%
(d)
12.04% 32.28%
(e)
49.00% (37.64)% 21.16%
Ratios to Average Net Assets
(f)
Total expen ses ..........................
0.78%
(g)
0.93% 0.92% 1.04%
(h)
0.93% 0.92%
Total expenses after fees waived and/or reimbursed .
0.78%
(g)
0.79% 0.72% 0.91%
(h)
0.80% 0.79%
Total expenses after fees waived and/or reimbursed
and excluding interest expense .............
0.78%
(g)
0.79% 0.71% 0.91% 0.80% 0.79%
Net investment loss .......................
(0.47)%
(g)
(0.47)% (0.32)% (0.22)% (0.08)% (0.35)%
Supplemental Data
Net assets, end of period (000) ............... $ 553  $ 516  $ 1,075  $ 122,511  $ 100,146  $ 170,539
Portfolio turnover rate ...................... 55% 68% 26% 22% 66% 42%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.94% and  0.81%, respectively.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
10
BlackRock Capital Appreciation V.I. Fund
Class III
Six Months
Ended
06/30/26
(unaudited)
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of period ..........
$ 6.89  $ 6.99  $ 8.11  $ 5.76  $ 9.80  $ 10.05
Net investment loss
(a)
....................
( 0 .03 ) ( 0 .05 ) ( 0 .05 ) ( 0 .03 ) ( 0 .02 ) ( 0 .07 )
Net realized and unrealized gain (loss) .........
0 .97  0 .85  2 .76  2 .81  ( 3 .67 ) 2 .10
Net increase (decrease) from investment operations . 0.94  0.80  2.71  2.78  (3.69) 2.03
Distributions from net realized gain
(b)
.......... —  (0.90) (3.83) (0.43) (0.35) (2.28)
Net asset value, end of period ............... $ 7.83  $ 6.89  $ 6.99  $ 8.11  $ 5.76  $ 9.80
Total Return
(c)
Based on net asset value ................... 13.64%
(d)
11.77% 31.93%
(e)
48.59% (37.81)% 20.89%
Ratios to Average Net Assets
(f)
Total expen ses ..........................
1.23%
(g)
1.37% 1.47% 1.29%
(h)
1.18% 1.17%
Total expenses after fees waived and/or reimbursed .
1.04%
(g)
1.04% 1.02% 1.17%
(h)
1.06% 1.05%
Total expenses after fees waived and/or reimbursed
and excluding interest expense .............
1.04%
(g)
1.04% 1.02% 1.17% 1.06% 1.05%
Net investment loss .......................
(0.73)%
(g)
(0.68)% (0.50)% (0.47)% (0.34)% (0.61)%
Supplemental Data
Net assets, end of period (000) ............... $ 88,054  $ 80,427  $ 79,039  $ 70,112  $ 58,793  $ 83,028
Portfolio turnover rate ...................... 55% 68% 26% 22% 66% 42%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.19% and  1.07%, respectively.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
11
Notes to Financial Statements
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Capital
Appreciation V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2026 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian, which at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
12
services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/
or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Certain information made available by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Notes to Financial Statements
(unaudited) (continued)
13
Notes to Financial Statements
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan.
The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.65%
$1 billion - $3 billion ..................................................................................................... 0.61
$3 billion - $5 billion ..................................................................................................... 0.59
$5 billion - $10 billion .................................................................................................... 0.57
Greater than $10 billion ................................................................................................... 0.55

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
14
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of  0.25 % based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the six months ended June 30, 2026, the class specific distribution fees borne directly by Class III were $102,117.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific in the Statement of Operations . For the six months ended June 30, 2026 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the six months ended June 30, 2026, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act
(“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months  ended June 30, 2026 , the amount waived was $ 273 .
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2027. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2026, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain networking and operational/recordkeeping fees (transfer agent fees) in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2027, unless approved by the Board, including a majority of the
Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For six months ended June 30, 2026, the following amounts are included in transfer agent fees reimbursed by the Manager in the Statement of Operations:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit net total annual operating expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses (“expense limitation”). The current expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2027, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For six months ended June 30, 2026, the following amounts are included in fees waived and/or reimbursed by the Manager in the Statement of Operations:
Class III
Transfer agent fees - class specific ............................................................................................. $ 82,697
Class I ................................................................................................................
0 .07%
Class III ...............................................................................................................
0 .08
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class III ...................................................................................................... $ 50,019
Class I Class III
Expense Limitations .................................................................................. 0 .79% 1 .04%
Fund Name
Fees Waived
and/or
Reimbursed
by the Manager
BlackRock Capital Appreciation V.I. Fund ......................................................................................... $ 547

Notes to Financial Statements
(unaudited) (continued)
15
Notes to Financial Statements
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees reimbursed by the Manager — class specific, respectively, in the
Statement of Operations. For the six months ended June 30, 2026, class specific expense waivers and/or reimbursements were as follows:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the securities lending agreement effective as of January 1, 2026, the Fund retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specific threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the securities lending agreement effective as of January 1, 2025, identical securities lending arrangements were in place for the Fund for the calendar year ended
December 31, 2025.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2026, the Fund paid BIM $70 for securities lending agent services.
Directors and Officers:  Certain directors and/or officers of the  Company  are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors  and Officer in the Statement of Operations.
6. PURCHASES AND SALES
For the six months ended June 30, 2026, purchases and sales of investments, excluding short-term securities, were $45,606,439 and $48,295,850, respectively.
7. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
As of June 30, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class III ...................................................................................................... $ 27,380

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
16
8. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b)
the Fed Funds rate (but in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2027 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2026, the Fund did not borrow under the credit agreement.
9.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Capital Appreciation V.I. Fund ................................. $ 56,178,899 $ 34,296,284 $ (957,353) $ 33,338,931

Notes to Financial Statements
(unaudited) (continued)
17
Notes to Financial Statements
non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
As of period end, the Fund’s investments had the following industry classifications:
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
INDUSTRY ALLOCATION
Industry
Percent of
Long-Term
Investments
Semiconductors & Semiconductor Equipment ................................................................................... 26 .5%
Software ........................................................................................................... 14 .9
Interactive Media & Services .............................................................................................. 8 .6
Broadline Retail ....................................................................................................... 7 .4
Technology Hardware, Storage & Peripherals ................................................................................... 5 .5
Other
(a)
............................................................................................................. 37 .1
(a)
All other industries held were less than 5% of long-term investments.
Six Months Ended
06/30/26
Year Ended
12/31/25
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Capital Appreciation V.I. Fund
Class I
Shares sold .............................................
2,216 $ 16,352 1,774 $ 13,287
Shares issued in reinvestment of distributions ........................
— — 7,401 56,574
Shares redeemed .........................................
(6,120) (50,399) (81,975) (656,669)
(3,904) $ (34,047) (72,800) $ (586,808)
Class III
Shares sold .............................................
746,679 $ 5,116,929 1,199,606 $ 8,245,764
Shares issued in reinvestment of distributions ........................
— — 1,390,243 9,559,337
Shares redeemed .........................................
(1,160,448) (8,545,318) (2,224,949) (16,118,488)
(413,769) $ (3,428,389) 364,900 $ 1,686,613
(417,673) $ (3,462,436) 292,100 $ 1,099,805

Glossary of Terms Used in these Financial Statements
2026
BlackRock Semi-Annual Financial Statements and Additional Information
18
Portfolio Abbreviation
REIT Real Estate Investment Trust

June 30, 2026
Not FDIC Insured - May Lose Value - No Bank Guarantee
2026 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock Equity Dividend V.I. Fund

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
June 30, 2026
BlackRock Equity Dividend V.I. Fund
2
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 4.2%
Airbus SE ......................... 5,171 $ 1,150,505
Boeing Co. (The)
(a)
................... 26,326 5,698,789
Honeywell Aerospace, Inc.
(a)
............ 11,268 2,491,019
L3Harris Technologies, Inc. ............. 9,265 2,692,316
Lockheed Martin Corp. ................ 1,601 815,646
12,848,275
Air Freight & Logistics — 2.0%
FedEx Corp. ....................... 19,576 6,129,833
Banks — 8.9%
Bank of America Corp. ................ 47,422 2,702,106
Citigroup, Inc. ...................... 64,247 8,992,010
Citizens Financial Group, Inc. ........... 23,966 1,679,298
First Citizens BancShares, Inc. , Class A ..... 1,736 3,612,251
JPMorgan Chase & Co. ............... 10,234 3,349,895
Wells Fargo & Co. ................... 87,774 7,253,643
27,589,203
Beverages — 2.0%
Keurig Dr Pepper, Inc. ................ 149,073 4,879,159
PepsiCo, Inc. ...................... 8,837 1,196,530
6,075,689
Broadline Retail — 6.5%
Amazon.com, Inc.
(a)
.................. 84,628 20,170,238
Building Products — 0.7%
Fortune Brands Innovations, Inc. ......... 41,589 2,283,236
Capital Markets — 3.2%
Carlyle Group, Inc. (The)
(b)
.............. 27,800 1,170,658
Charles Schwab Corp. (The) ............ 43,950 4,055,266
Intercontinental Exchange, Inc. .......... 36,808 4,531,433
9,757,357
Chemicals — 2.6%
Air Products & Chemicals, Inc. ........... 5,183 1,519,552
International Flavors & Fragrances, Inc. ..... 26,941 2,134,266
PPG Industries, Inc. .................. 35,435 4,297,911
7,951,729
Commercial Services & Supplies — 1.2%
Rentokil Initial plc .................... 662,285 3,766,395
Communications Equipment — 0.5%
Cisco Systems, Inc. .................. 12,373 1,453,333
Consumer Finance — 0.5%
Capital One Financial Corp. ............. 8,402 1,685,609
Consumer Staples Distribution & Retail — 1.4%
Costco Wholesale Corp. ............... 810 757,731
Dollar General Corp. ................. 25,983 2,990,903
Walmart, Inc. ....................... 6,550 741,853
4,490,487
Containers & Packaging — 1.5%
Crown Holdings, Inc.
(b)
................ 41,848 4,679,443
Diversified Telecommunication Services — 0.8%
Comcast Corp. , Class A ............... 50,623 1,242,795
Verizon Communications, Inc.
(b)
.......... 30,319 1,283,706
2,526,501
Security
Shares
Shares Value
Electric Utilities — 2.9%
American Electric Power Co., Inc. ......... 31,510 $ 4,310,883
Evergy, Inc. ........................ 54,260 4,689,692
9,000,575
Electronic Equipment, Instruments & Components — 0.9%
CDW Corp. ........................ 20,102 2,827,145
Entertainment — 1.3%
Walt Disney Co. (The) ................ 43,465 4,183,506
Ground Transportation — 0.7%
CSX Corp. ........................ 14,295 679,441
Knight-Swift Transportation Holdings, Inc. , Class
A ............................ 10,170 791,938
Union Pacific Corp. .................. 2,825 768,400
2,239,779
Health Care Equipment & Supplies — 3.0%
Baxter International, Inc.
(b)
.............. 299,590 6,387,259
Medtronic plc ...................... 36,865 2,883,949
9,271,208
Health Care Providers & Services — 7.1%
Cardinal Health, Inc. .................. 12,595 2,992,068
CVS Health Corp. ................... 111,124 11,495,778
UnitedHealth Group, Inc. ............... 17,860 7,423,152
21,910,998
Health Care REITs — 0.5%
Healthcare Realty Trust, Inc. , Class A ...... 80,439 1,622,455
Hotel & Resort REITs — 0.3%
Host Hotels & Resorts, Inc. ............. 37,587 891,188
Hotels, Restaurants & Leisure — 1.3%
Restaurant Brands International, Inc. ....... 56,161 4,072,234
Household Products — 1.0%
Procter & Gamble Co. (The) ............ 20,357 2,985,150
Industrial Conglomerates — 0.0%
Honeywell International, Inc. ............ 1 112
Industrial REITs — 1.1%
Rexford Industrial Realty, Inc. ........... 61,089 2,046,481
STAG Industrial, Inc.
(b)
................ 32,143 1,223,363
3,269,844
Insurance — 2.6%
Arthur J Gallagher & Co. ............... 13,130 3,014,254
Chubb Ltd. ........................ 10,429 3,553,577
Fidelity National Financial, Inc. , Class A ..... 30,885 1,456,537
8,024,368
Interactive Media & Services — 1.9%
Meta Platforms, Inc. , Class A ............ 10,693 6,023,260
Leisure Products — 1.0%
Hasbro, Inc. ....................... 36,946 3,051,370
Life Sciences Tools & Services — 1.0%
Danaher Corp. ..................... 15,883 3,025,394
Machinery — 1.4%
Caterpillar, Inc. ..................... 1,329 1,415,252
PACCAR, Inc. ...................... 23,316 2,800,718
4,215,970

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Equity Dividend V.I. Fund
Schedule of Investments
3
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Metals & Mining — 0.5%
Barrick Mining Corp. .................. 27,684 $ 1,016,833
Freeport-McMoRan, Inc. ............... 9,511 598,147
1,614,980
Multi-Utilities — 1.7%
DTE Energy Co. .................... 33,775 5,146,297
Oil, Gas & Consumable Fuels — 4.8%
BP plc ........................... 471,994 2,909,251
Chevron Corp. ...................... 30,850 5,113,696
Enterprise Products Partners LP .......... 61,698 2,268,019
EQT Corp.
(b)
....................... 47,379 2,519,141
Marathon Petroleum Corp. ............. 7,568 1,934,911
14,745,018
Pharmaceuticals — 4.6%
Johnson & Johnson .................. 28,703 7,289,701
Merck & Co., Inc. .................... 53,998 6,938,743
14,228,444
Residential REITs — 1.1%
AvalonBay Communities, Inc. ........... 10,084 1,902,750
Sun Communities, Inc. ................ 12,407 1,487,723
3,390,473
Semiconductors & Semiconductor Equipment — 3.0%
Applied Materials, Inc. ................ 2,119 1,532,037
Intel Corp.
(a)
....................... 33,201 4,635,856
QUALCOMM, Inc. ................... 3,780 698,506
Taiwan Semiconductor Manufacturing Co. Ltd. ,
ADR .......................... 1,708 815,690
Texas Instruments, Inc. ................ 5,149 1,534,762
9,216,851
Software — 5.7%
Microsoft Corp. ..................... 47,493 17,715,839
Specialty Retail — 1.8%
Home Depot, Inc. (The) ............... 15,764 5,559,648
Technology Hardware, Storage & Peripherals — 6.3%
Apple, Inc. ........................ 49,586 14,348,205
Hewlett Packard Enterprise Co. .......... 73,923 3,334,666
Western Digital Corp. ................. 2,736 1,747,538
19,430,409
Textiles, Apparel & Luxury Goods — 0.5%
LVMH Moet Hennessy Louis Vuitton SE ..... 2,710 1,498,794
Tobacco — 2.4%
British American Tobacco plc , ADR
(b)
....... 119,448 7,377,108
Trading Companies & Distributors — 1.4%
WESCO International, Inc. .............. 12,948 4,472,628
Total Long-Term Investments — 97 .8%
(Cost: $ 269,036,302 ) .............................. 302,418,373
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 7.5%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(e)
.................. 18,092,108 $ 18,097,535
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 3.54% .................... 5,075,808 5,075,808
Total Short-Term Securities — 7 .5%
(Cost: $ 23,173,246 ) ............................... 23,173,343
Total Investments — 105 .3%
(Cost: $ 292,209,548 ) .............................. 325,591,716
Liabilities in Excess of Other Assets — (5.3) % ............. (16,377,360)
Net Assets — 100.0% ...............................
$ 309,214,356
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Equity Dividend V.I. Fund
4
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
Shares
Held at
06/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 10,742,025 $ 7,359,082
(a)
$ — $ (3,669) $ 97 $ 18,097,535 18,092,108 $ 15,015
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 11,623,964 — (6,548,156)
(a)
— — 5,075,808 5,075,808 112,072 —
$ (3,669) $ 97 $ 23,173,343 $ 127,087 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Equity Dividend V.I. Fund
Schedule of Investments
5
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 11,697,770 $ 1,150,505 $ — $ 12,848,275
Air Freight & Logistics .................................... 6,129,833 — — 6,129,833
Banks ............................................... 27,589,203 — — 27,589,203
Beverages ........................................... 6,075,689 — — 6,075,689
Broadline Retail ........................................ 20,170,238 — — 20,170,238
Building Products ....................................... 2,283,236 — — 2,283,236
Capital Markets ........................................ 9,757,357 — — 9,757,357
Chemicals ............................................ 7,951,729 — — 7,951,729
Commercial Services & Supplies ............................. — 3,766,395 — 3,766,395
Communications Equipment ................................ 1,453,333 — — 1,453,333
Consumer Finance ...................................... 1,685,609 — — 1,685,609
Consumer Staples Distribution & Retail ........................ 4,490,487 — — 4,490,487
Containers & Packaging .................................. 4,679,443 — — 4,679,443
Diversified Telecommunication Services ........................ 2,526,501 — — 2,526,501
Electric Utilities ........................................ 9,000,575 — — 9,000,575
Electronic Equipment, Instruments & Components ................. 2,827,145 — — 2,827,145
Entertainment ......................................... 4,183,506 — — 4,183,506
Ground Transportation ................................... 2,239,779 — — 2,239,779
Health Care Equipment & Supplies ........................... 9,271,208 — — 9,271,208
Health Care Providers & Services ............................ 21,910,998 — — 21,910,998
Health Care REITs ...................................... 1,622,455 — — 1,622,455
Hotel & Resort REITs .................................... 891,188 — — 891,188
Hotels, Restaurants & Leisure .............................. 4,072,234 — — 4,072,234
Household Products ..................................... 2,985,150 — — 2,985,150
Industrial Conglomerates .................................. 112 — — 112
Industrial REITs ........................................ 3,269,844 — — 3,269,844
Insurance ............................................ 8,024,368 — — 8,024,368
Interactive Media & Services ............................... 6,023,260 — — 6,023,260
Leisure Products ....................................... 3,051,370 — — 3,051,370
Life Sciences Tools & Services .............................. 3,025,394 — — 3,025,394
Machinery ............................................ 4,215,970 — — 4,215,970
Metals & Mining ........................................ 1,614,980 — — 1,614,980
Multi-Utilities .......................................... 5,146,297 — — 5,146,297
Oil, Gas & Consumable Fuels ............................... 11,835,767 2,909,251 — 14,745,018
Pharmaceuticals ....................................... 14,228,444 — — 14,228,444
Residential REITs ....................................... 3,390,473 — — 3,390,473
Semiconductors & Semiconductor Equipment .................... 9,216,851 — — 9,216,851
Software ............................................. 17,715,839 — — 17,715,839
Specialty Retail ........................................ 5,559,648 — — 5,559,648
Technology Hardware, Storage & Peripherals .................... 19,430,409 — — 19,430,409
Textiles, Apparel & Luxury Goods ............................ — 1,498,794 — 1,498,794
Tobacco ............................................. 7,377,108 — — 7,377,108
Trading Companies & Distributors ............................ 4,472,628 — — 4,472,628
Short-Term Securities
Money Market Funds ...................................... 23,173,343 — — 23,173,343
$ 316,266,771 $ 9,324,945 $ — $ 325,591,716

Statement of Assets and Liabilities
(unaudited)
June 30, 2026
2026
BlackRock Semi-Annual Financial Statements and Additional Information
6
See notes to financial statements.
BlackRock
Equity Dividend
V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 302,418,373
Investments, at value — affiliated
(c)
.......................................................................................... 23,173,343
Cash ............................................................................................................. 311,925
Foreign currency, at value
(d)
............................................................................................... 60,509
Receivables: –
Investments sold .................................................................................................... 3,708,389
Securities lending income — affiliated ...................................................................................... 3,056
Capital shares sold ................................................................................................... 53,607
Dividends — unaffiliated ............................................................................................... 391,979
Dividends — affiliated ................................................................................................. 10,816
Prepaid e xpenses ..................................................................................................... 2,950
Total a ssets .........................................................................................................
330,134,947
LIABILITIES
Collateral on securities loaned ............................................................................................. 18,104,318
Payables: –
Investments purchased ................................................................................................ 2,160,134
Capital shares redeemed ............................................................................................... 153,730
Distribution fees ..................................................................................................... 46,925
Interest expense .................................................................................................... 204
Investment advisory fees .............................................................................................. 150,703
Professional fees .................................................................................................... 55,968
Transfer agent fees .................................................................................................. 191,449
Other accrued expenses ............................................................................................... 57,160
Total li abilities ........................................................................................................
20,920,591
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 309,214,356
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 225,447,927
Accumulated earnings .................................................................................................. 83,766,429
NET ASSETS ........................................................................................................
$ 309,214,356
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 269,036,302
(b)
  Securities loaned, at value ...................................................................................... $ 17,405,769
(c)
  Investments, at cost — affiliated ................................................................................... $ 23,173,246
(d)
  Foreign currency, at cost ....................................................................................... $ 60,530

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2026
7
Statement of Assets and Liabilities
BlackRock
Equity Dividend
V.I. Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 63,809,090
Shares outstanding ...................................................................................................
4,953,239
Net asset value .....................................................................................................
$ 12.88
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10
Class III
Net assets .........................................................................................................
$ 245,405,266
Shares outstanding ...................................................................................................
19,131,205
Net asset value .....................................................................................................
$ 12.83
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10
See notes to financial statements.

Statement of Operations
(unaudited)
Six Months Ended June 30, 2026
2026
BlackRock Semi-Annual Financial Statements and Additional Information
8
See notes to financial statements.
BlackRock
Equity Dividend
V.I. Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 3,032,294
Dividends — affiliated ................................................................................................. 112,072
Interest — unaffiliated ................................................................................................. 37
Securities lending income — affiliated — net ................................................................................. 15,015
Foreign taxes withheld ................................................................................................ (22,655)
Total investment income .................................................................................................
3,136,763
EXPENSES
Investment advisory .................................................................................................. 897,747
Transfer agent — class specific .......................................................................................... 303,913
Distribution — class specific ............................................................................................ 298,703
Professional ....................................................................................................... 57,946
Accounting services .................................................................................................. 22,389
Printing and postage ................................................................................................. 7,544
Custodian ......................................................................................................... 6,841
Directors and Officer ................................................................................................. 5,079
Transfer agent ...................................................................................................... 2,229
Miscellaneous ...................................................................................................... 2,152
Total expenses excluding interest expense .....................................................................................
1,604,543
Interest expense .................................................................................................... 460
Total expenses .......................................................................................................
1,605,003
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (2,477)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (303,913)
Total expenses after fees waived and/or reimbursed ..............................................................................
1,298,613
Net investment income ..................................................................................................
1,838,150
REALIZED AND UNREALIZED GAIN (LOSS) $ 33,229,416
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... 41,271,087
Investments — affiliated ............................................................................................. (3,669)
Foreign currency transactions ......................................................................................... (4,173)
A
41,263,245
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... (8,032,241)
Investments — affiliated ............................................................................................. 97
Foreign currency translations .......................................................................................... (1,685)
A
(8,033,829)
Net realized and unrealized gain ...........................................................................................
33,229,416
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 35,067,566

Statements of Changes in Net Assets
9
Statements of Changes in Net Assets
BlackRock Equity Dividend V.I. Fund
Six Months Ended
06/30/26 (unaudited)
Year Ended
12/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 1,838,150  $ 4,894,674
Net realized gain .................................................................................. 41,263,245  35,904,342
Net change in unrealized appreciation (depreciation) .......................................................... (8,033,829) 17,377,843
Net increase in net assets resulting from operations ............................................................. 35,067,566  58,176,859
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Class I ........................................................................................ (232,916) (6,009,070)
Class III ....................................................................................... (767,093) (24,911,677)
Decrease in net assets resulting from distributions to shareholders ................................................... (1,000,009) (30,920,747)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ................................................... (25,975,670) (18,816,679)
NET ASSETS
Total increase in net assets ............................................................................. 8,091,887  8,439,433
Beginning of period .................................................................................. 301,122,469  292,683,036
End of period ......................................................................................
$ 309,214,356  $ 301,122,469
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
10
BlackRock Equity Dividend V.I. Fund
Class I
Six Months
Ended
06/30/26
(unaudited)
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of period ............
$ 11.50  $ 10.56  $ 10.63  $ 10.15  $ 12.17  $ 11.68
Net investment income
(a)
....................
0 .09  0 .21  0 .24  0 .23  0 .20  0 .21
Net realized and unrealized gain (loss) ...........
1 .34  2 .04  0 .85  0 .98  ( 0 .69 ) 2 .15
Net increase (decrease) from investment operations ... 1.43  2.25  1.09  1.21  (0.49) 2.36
Distributions
(b)
– – – – – –
From net investment income ................. ( 0 .05 ) ( 0 .26 ) ( 0 .29 ) ( 0 .21 ) ( 0 .20 ) ( 0 .20 )
From net realized gain ...................... —  ( 1 .05 ) ( 0 .87 ) ( 0 .52 ) ( 1 .33 ) ( 1 .67 )
Total distributions ........................... (0.05) (1.31) (1.16) (0.73) (1.53) (1.87)
Net asset value, end of period ................. $ 12.88  $ 11.50  $ 10.56  $ 10.63  $ 10.15  $ 12.17
Total Return
(c)
Based on net asset value ..................... 12.43%
(d)
21.54% 10.06% 12.24% (3.85)% 20.54%
Ratios to Average Net Assets
(e)
Total expen ses ............................
0.88%
(f)
0.87% 0.87% 0.85% 0.86% 0.86%
Total expenses after fees waived and/or reimbursed ...
0.67%
(f)
0.67% 0.66% 0.66% 0.65% 0.65%
Net investment income ......................
1.43%
(f)
1.85% 2.08% 2.19% 1.77% 1.59%
Supplemental Data
Net assets, end of period (000) ................. $ 63,809  $ 58,606  $ 53,333  $ 46,764  $ 41,534  $ 39,837
Portfolio turnover rate ........................ 58% 57% 51% 42% 54% 42%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
11
Financial Highlights
BlackRock Equity Dividend V.I. Fund
Class III
Six Months
Ended
06/30/26
(unaudited)
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of period ............
$ 11.46  $ 10.52  $ 10.60  $ 10.12  $ 12.14  $ 11.65
Net investment income
(a)
....................
0 .07  0 .18  0 .21  0 .20  0 .18  0 .18
Net realized and unrealized gain (loss) ...........
1 .34  2 .04  0 .84  0 .99  ( 0 .70 ) 2 .15
Net increase (decrease) from investment operations ... 1.41  2.22  1.05  1.19  (0.52) 2.33
Distributions
(b)
– – – – – –
From net investment income ................. ( 0 .04 ) ( 0 .23 ) ( 0 .26 ) ( 0 .19 ) ( 0 .17 ) ( 0 .17 )
From net realized gain ...................... —  ( 1 .05 ) ( 0 .87 ) ( 0 .52 ) ( 1 .33 ) ( 1 .67 )
Total distributions ........................... (0.04) (1.28) (1.13) (0.71) (1.50) (1.84)
Net asset value, end of period ................. $ 12.83  $ 11.46  $ 10.52  $ 10.60  $ 10.12  $ 12.14
Total Return
(c)
Based on net asset value ..................... 12.32%
(d)
21.32% 9.71% 11.99% (4.10)% 20.30%
Ratios to Average Net Assets
(e)
Total expen ses ............................
1.12%
(f)
1.12% 1.11% 1.11% 1.11% 1.11%
Total expenses after fees waived and/or reimbursed ...
0.92%
(f)
0.92% 0.91% 0.91% 0.90% 0.90%
Net investment income ......................
1.18%
(f)
1.59% 1.83% 1.95% 1.52% 1.36%
Supplemental Data
Net assets, end of period (000) ................. $ 245,405  $ 242,516  $ 239,350  $ 273,884  $ 291,809  $ 330,650
Portfolio turnover rate ........................ 58% 57% 51% 42% 54% 42%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
12
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Equity
Dividend V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2026 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian, which at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

Notes to Financial Statements
(unaudited) (continued)
13
Notes to Financial Statements
Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
14
a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan.
The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of  0.25 % based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
(b)
Citigroup Global Markets, Inc. ........................ $ 1,015,813 $ (1,013,513) $ — $ 2,300
Goldman Sachs & Co. LLC .......................... 582,318 (582,318) — —
J.P. Morgan Securities LLC .......................... 13,623,416 (13,623,416) — —
Morgan Stanley .................................. 999,224 (999,224) — —
National Financial Services LLC ....................... 1,044,328 (1,029,192) — 15,136
TD Securities (USA) LLC ........................... 140,670 (140,670) — —
$ 17,405,769 $ (17,388,333) $ — $ 17,436
(a)
  Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.
(b)
  The market value of the loaned securities is determined as of June 30, 2026. Additional collateral is delivered to the Fund subsequent to period end in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.60%
$1 billion - $3 billion ..................................................................................................... 0.56
$3 billion - $5 billion ..................................................................................................... 0.54
$5 billion - $10 billion .................................................................................................... 0.52
Greater than $10 billion ................................................................................................... 0.51

Notes to Financial Statements
(unaudited) (continued)
15
Notes to Financial Statements
For the six months ended June 30, 2026, the class specific distribution fees borne directly by Class III were $298,703.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific  in the Statement of Operations. For the six months ended June 30, 2026 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the six months ended June 30, 2026, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act
(“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months  ended June 30, 2026 , the amount waived was $ 2,477 .
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2027. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2026, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain networking and operational/recordkeeping fees (transfer agent fees) in order to limit such certain expenses to
0.00% of average daily net assets for Class I and Class III shares. The Manager has agreed not to reduce or discontinue the contractual expense limitations through June
30, 2027, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the Manager — class specific  in the Statement of Operations. For the six months ended June 30, 2026 , class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit net total annual operating expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2027, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2026, there were no fees waived and/or reimbursed by the Manager pursuant to this agreement.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Class I Class III Total
Transfer agent fees - class specific .................................................................... $ 62,126 $ 241,787 $ 303,913
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 62,126
Class III ...................................................................................................... 241,787
$ 303,913
Class I Class III
Expense Limitations .................................................................................. 1 .25% 1 .50%

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
16
Pursuant to the securities lending agreement effective as of January 1, 2026, the Fund retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specific threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the securities lending agreement effective as of January 1, 2025, identical securities lending arrangements were in place for the Fund for the calendar year ended
December 31, 2025.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2026, the Fund paid BIM $3,428 for securities lending agent services.
Directors and Officers:  Certain directors and/or officers of the  Company  are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors  and Officer in the Statement of Operations.
6. PURCHASES AND SALES
For the six months ended June 30, 2026, purchases and sales of investments, excluding short-term securities, were $171,994,925 and $192,546,173, respectively.
7. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
As of June 30, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b)
the Fed Funds rate (but in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2027 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2026, the Fund did not borrow under the credit agreement.
9.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Equity Dividend V.I. Fund .................................... $ 291,615,052 $ 44,389,636 $ (10,412,972) $ 33,976,664

Notes to Financial Statements
(unaudited) (continued)
17
Notes to Financial Statements
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
06/30/26
Year Ended
12/31/25
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Equity Dividend V.I. Fund
Class I
Shares sold .............................................
310,045 $ 3,710,115 592,911 $ 6,614,501
Shares issued in reinvestment of distributions ........................
19,507 232,916 526,715 6,009,070
Shares redeemed .........................................
(470,654) (5,646,522) (1,076,643) (12,148,778)
(141,102) $ (1,703,491) 42,983 $ 474,793
Class III
Shares sold ..............................................
806,712 $ 9,655,882 1,972,565 $ 22,129,336
Shares issued in reinvestment of distributions ........................
64,462 767,093 2,190,662 24,911,677
Shares redeemed .........................................
(2,897,491) (34,695,154) (5,750,648) (66,332,485)
(2,026,317) $ (24,272,179) (1,587,421) $ (19,291,472)
(2,167,419) $ (25,975,670) (1,544,438) $ (18,816,679)

Glossary of Terms Used in these Financial Statements
2026
BlackRock Semi-Annual Financial Statements and Additional Information
18
Portfolio Abbreviation
ADR American Depositary Receipts
REIT Real Estate Investment Trust

June 30, 2026
Not FDIC Insured - May Lose Value - No Bank Guarantee
2026 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund

Derivative Financial Instruments
2026
BlackRock Semi-Annual Financial Statements and Additional Information
2
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Consolidated Financial Statements.

Consolidated Schedule of Investments
(unaudited)
June 30, 2026
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
3
(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Cayman Islands — 0.3%
(a)(b)
522 Funding CLO A Ltd., Series 2017-
1A, Class CR, (3-mo. CME Term
SOFR at 2.15% Floor + 2.41%),
6.09%, 10/20/34 ............ USD 280 $ 280,607
720 East CLO VII Ltd., Series 2025-7A,
Class A1, (3-mo. CME Term SOFR
at 1.06% Floor + 1.06%), 4.74%,
04/20/37 ................. 660 660,028
Anchorage Capital CLO 11 Ltd., Series
2019-11A, Class C1R2, (3-mo.
CME Term SOFR at 2.40% Floor +
2.40%), 6.06%, 07/22/37 ....... 270 270,325
AREIT Ltd., Series 2025-CRE10,
Class A, (1-mo. CME Term SOFR
at 1.39% Floor + 1.39%), 5.02%,
12/17/29 ................. 1,490 1,489,903
BBAM US CLO I Ltd., Series 2022-1A,
Class AR, (3-mo. CME Term SOFR
at 1.20% Floor + 1.20%), 4.87%,
03/30/38 ................. 270 270,002
BlueMountain CLO Ltd., Series 2014-
2A, Class BR2, (3-mo. CME Term
SOFR at 0.00% Floor + 2.01%),
5.69%, 10/20/30 ............ 256 255,992
BlueMountain CLO XXII Ltd., Series
2018-22A, Class B, (3-mo. CME
Term SOFR at 1.50% Floor +
1.76%), 5.43%, 07/15/31 ....... 502 502,785
Diameter Capital CLO 10 Ltd., Series
2025-10A, Class A, (3-mo. CME
Term SOFR at 1.31% Floor +
1.31%), 4.99%, 04/20/38 ....... 2,000 2,003,413
Diameter Capital CLO 9 Ltd., Series
2025-9A, Class A, (3-mo. CME Term
SOFR at 1.17% Floor + 1.17%),
4.85%, 04/20/38 ............ 260 259,829
Dryden 49 Senior Loan Fund, Series
2017-49A, Class BR, (3-mo. CME
Term SOFR at 1.60% Floor +
1.86%), 5.54%, 07/18/30 ....... 223 222,648
Elmwood CLO II Ltd., Series 2019-2A,
Class BRR, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%),
5.38%, 10/20/37 ............ 475 476,262
Madison Park Funding XXXVII Ltd.,
Series 2019-37A, Class AR2, (3-mo.
CME Term SOFR at 1.53% Floor +
1.53%), 5.20%, 04/15/37 ....... 250 250,396
New Mountain CLO 1 Ltd., Series CLO-
1A, Class A1RR, (3-mo. CME Term
SOFR at 1.25% Floor + 1.25%),
4.92%, 01/15/38 ............ 270 270,270
Oak Hill Credit Partners X-R Ltd.,
Series 2014-10RA, Class AR2,
(3-mo. CME Term SOFR at 1.13%
Floor + 1.13%), 4.81%, 04/20/38 . 400 399,752
Oaktree CLO Ltd., Series 2021-2A,
Class AR, (3-mo. CME Term SOFR
at 0.97% Floor + 0.97%), 4.64%,
01/15/35 ................. 270 269,791
OHA Credit Funding 7 Ltd., Series
2020-7A, Class A1R2, (3-mo.
CME Term SOFR at 1.28% Floor +
1.28%), 4.96%, 07/19/38 ....... 250 250,246
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Reese Park CLO Ltd., Series 2020-1A,
Class ARR, (3-mo. CME Term SOFR
at 1.32% Floor + 1.32%), 4.99%,
01/15/38 ................. USD 270 $ 270,356
Regatta 31 Funding Ltd., Series 2025-
1A, Class A1, (3-mo. CME Term
SOFR at 1.17% Floor + 1.17%),
4.84%, 03/25/38 ............ 300 299,806
Rockford Tower CLO Ltd.
Series 2017-1A, Class BR2A, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.91%), 5.59%, 04/20/34 ... 250 250,239
Series 2018-1A, Class A, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.36%), 5.00%, 05/20/31 ... 5 4,755
TICP CLO VI Ltd.
Series 2016-6A, Class AR2, (3-mo.
CME Term SOFR at 1.12% Floor
+ 1.38%), 5.05%, 01/15/34 ... 243 243,134
Series 2016-6A, Class BR2, (3-mo.
CME Term SOFR at 1.50% Floor
+ 1.76%), 5.43%, 01/15/34 ... 250 249,987
9,450,526
Ireland — 0.6%
(b)
1988 Asset Management Euro CLO 1
DAC, Series 1X, Class D, (3-mo.
EURIBOR at 2.95% Floor + 2.95%),
0.00%, 04/15/40
(c)
........... EUR 440 502,744
AB Carval Euro CLO II-C DAC, Series
2X, Class D, (3-mo. EURIBOR
at 3.75% Floor + 3.75%), 6.03%,
02/15/37
(c)
................ 630 731,371
Arcano Euro CLO I DAC, Series 1X,
Class D, (3-mo. EURIBOR at 3.40%
Floor + 3.40%), 5.56%, 04/25/39
(c)
820 950,598
Arcano Euro CLO II DAC, Series 2X,
Class D, (3-mo. EURIBOR at 3.30%
Floor + 3.30%), 5.47%, 07/25/39
(c)
370 426,081
Arcano Euro CLO IV DAC, Series 4X,
Class D, (3-mo. EURIBOR at 3.00%
Floor + 3.00%), 0.00%, 01/17/39
(c)
890 1,016,914
Arini European CLO IV DAC, Series
4X, Class D, (3-mo. EURIBOR
at 3.50% Floor + 3.50%), 5.70%,
01/15/38
(c)
................ 1,010 1,156,763
Arini European CLO V DAC, Series 5X,
Class D, (3-mo. EURIBOR at 2.80%
Floor + 2.80%), 5.00%, 01/15/39
(c)
530 606,811
Arini European CLO X DAC, Series
10X, Class D, (3-mo. EURIBOR
at 3.10% Floor + 3.10%), 0.00%,
07/15/40
(c)
................ 504 575,870
Aurium CLO VII DAC, Series 7X, Class
DR, (3-mo. EURIBOR at 3.15%
Floor + 3.15%), 5.35%, 10/15/38
(c)
250 286,790
Aurium CLO XIII DAC, Series 13X,
Class D, (3-mo. EURIBOR at 2.80%
Floor + 2.80%), 5.00%, 04/15/38
(c)
370 424,368
Avoca CLO XVIII DAC, Series 18X,
Class DR, (3-mo. EURIBOR at
3.05% Floor + 3.05%), 5.25%,
01/15/38
(c)
................ 400 460,336
BBAM European CLO I DAC, Series
1X, Class DRR, (3-mo. EURIBOR
at 3.10% Floor + 3.10%), 5.24%,
10/22/38
(c)
................ 500 575,586

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation V.I. Fund
4
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ireland (continued)
Bridgepoint CLO XI DAC, Series 11X,
Class D, (3-mo. EURIBOR at 2.90%
Floor + 2.90%), 0.00%, 07/20/39
(c)
EUR 150 $ 171,390
Capital Four CLO VIII DAC, Series 8X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 5.42%, 10/25/37
(c)
820 936,964
Contego CLO V DAC, Series 5X, Class
DR, (3-mo. EURIBOR at 3.10%
Floor + 3.10%), 5.30%, 10/15/37
(c)
530 602,702
Contego CLO VII DAC, Series 7X,
Class DR, (3-mo. EURIBOR at
3.45% Floor + 3.45%), 5.62%,
01/23/38
(c)
................ 680 774,114
Contego CLO XI DAC, Series 11X,
Class DR, (3-mo. EURIBOR at
3.20% Floor + 3.20%), 5.42%,
11/20/38
(c)
................. 510 580,978
CVC Cordatus Opportunity Loan
Fund-R DAC, Series 1X, Class DR,
(3-mo. EURIBOR at 2.80% Floor +
2.80%), 5.08%, 08/15/33
(c)
..... 1,640 1,861,512
Fidelity Grand Harbour CLO DAC,
Series 2023-1X, Class DR, (3-mo.
EURIBOR at 2.70% Floor + 2.70%),
4.98%, 02/15/38
(c)
........... 700 794,434
Hambridge Euro CLO 2 DAC, Series
2X, Class D, (3-mo. EURIBOR
at 3.30% Floor + 3.30%), 5.50%,
01/20/39
(c)
................ 600 694,402
Henley CLO XI DAC, Series 11X, Class
D, (3-mo. EURIBOR at 2.60% Floor
+ 2.60%), 4.76%, 04/25/39
(c)
.... 780 891,368
Henley CLO XII DAC, Series 12X,
Class D, (3-mo. EURIBOR at 3.10%
Floor + 3.10%), 5.30%, 01/15/38
(c)
510 586,596
Henley CLO XVII DAC, Series 17X,
Class D, (3-mo. EURIBOR at 3.05%
Floor + 3.05%), 5.37%, 07/25/39
(c)
618 711,422
Jubilee CLO DAC, Series 2024-29X,
Class D, (3-mo. EURIBOR at 3.20%
Floor + 3.20%), 5.40%, 01/15/39
(c)
860 987,882
OCP Euro CLO DAC, Series 2017-2X,
Class DRR, (3-mo. EURIBOR at
3.15% Floor + 3.15%), 5.44%,
04/15/37
(c)
................ 334 381,628
Palmer Square European Loan Funding
DAC
(c)
Series 2024-2X, Class D, (3-mo.
EURIBOR at 3.15% Floor +
3.15%), 5.43%, 05/15/34 .... 630 724,225
Series 2024-3X, Class D, (3-mo.
EURIBOR at 3.05% Floor +
3.05%), 5.33%, 05/15/34 .... 510 586,341
Prodigy Finance DAC
(a)
Series 2021-1A, Class B, (1-mo.
CME Term SOFR at 0.00% Floor
+ 2.61%), 6.26%, 07/25/51 ... USD 69 68,915
Series 2021-1A, Class C, (1-mo.
CME Term SOFR at 0.00% Floor
+ 3.86%), 7.51%, 07/25/51 ... 41 40,304
Series 2021-1A, Class D, (1-mo.
CME Term SOFR at 0.00% Floor
+ 6.01%), 9.66%, 07/25/51 ... 33 32,679
Providus CLO II DAC, Series 2X, Class
DRR, (3-mo. EURIBOR at 3.20%
Floor + 3.20%), 5.40%, 10/15/38
(c)
EUR 557 637,859
Security
Par (000)
Par (000) Value
Ireland (continued)
Rockford Tower Europe CLO DAC,
Series 2025-1X, Class D, (3-mo.
EURIBOR at 3.00% Floor + 3.00%),
5.16%, 10/25/37
(c)
........... EUR 680 $ 781,578
Sculptor European CLO VIII DAC,
Series 8X, Class DR, (3-mo.
EURIBOR at 2.95% Floor + 2.95%),
5.12%, 01/17/39
(c)
........... 440 502,574
Signal Harmonic CLO I DAC, Series
1X, Class DR, (3-mo. EURIBOR
at 3.50% Floor + 3.50%), 5.70%,
07/15/38
(c)
................ 450 515,611
Silver Point Euro CLO 2 DAC, Series
2X, Class D, (3-mo. EURIBOR
at 3.20% Floor + 3.20%), 0.00%,
01/15/39
(c)
................ 440 502,744
Sona Fios CLO III DAC, Series 3X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 5.49%, 04/20/37
(c)
1,100 1,268,281
Sona Fios CLO V DAC, Series 5X,
Class D, (3-mo. EURIBOR at 3.30%
Floor + 3.30%), 5.50%, 08/25/38
(c)
410 473,125
Texas Debt Capital Euro CLO DAC,
Series 2025-1X, Class D, (3-mo.
EURIBOR at 3.00% Floor + 3.00%),
5.24%, 04/16/39
(c)
........... 820 940,987
Victory Street CLO I DAC, Series 1X,
Class D, (3-mo. EURIBOR at 3.45%
Floor + 3.45%), 5.65%, 01/15/38
(c)
760 879,869
25,644,716
United Kingdom — 0.0%
Unique Pub Finance Co. plc (The),
Series N, 6.46%, 03/30/32
(c)
.... GBP 651 899,159
United States — 2.1%
(a)
Affirm Asset Securitization Trust
Series 2025-X2, Class A, 4.45%,
10/15/30 ............... USD 667 667,248
Series 2025-X2, Class B, 4.56%,
10/15/30 ............... 239 238,908
Series 2025-X2, Class C, 4.93%,
10/15/30 ............... 100 100,000
Ajax Mortgage Loan Trust
(b)
Series 2021-E, Class A1, 1.74%,
12/25/60 ............... 3,640 3,182,847
Series 2021-E, Class A2, 2.69%,
12/25/60 ............... 726 565,369
Series 2021-E, Class B1, 3.73%,
12/25/60 ............... 480 348,168
Series 2021-E, Class M1, 2.94%,
12/25/60 ............... 377 275,541
ALLO Issuer LLC, Series 2026-1A,
Class A2, 5.61%, 06/20/56 ..... 2,652 2,677,892
Bankers Healthcare Group
Securitization Trust, Series 2020-A,
Class C, 5.17%, 09/17/31 ...... 149 149,231
College Avenue Student Loans LLC,
Series 2021-B, Class D, 3.78%,
06/25/52 ................. 51 46,654
Concord Music Royalties LLC, Series
2024-1A, Class A, 5.64%, 10/20/74 779 781,107
DB Master Finance LLC, Series 2025-
1A, Class A2I, 4.89%, 08/20/55 .. 1,620 1,601,104
DigitalBridge Issuer LLC, Series 2026-
1A, Class A2, 6.33%, 06/25/56 ... 867 862,031

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
5
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Domain Greenbough Issuer 2 LLC,
14.57%, 01/23/32
(b)(d)
......... USD 1,736 $ 1,727,244
Firstlight Issuer LLC, Series 2026-1A,
Class A2, 5.87%, 06/20/56 ..... 388 389,652
FNA 8 LLC, Series 2025-1, Class A,
5.62%, 03/15/45
(b)
........... 1,102 1,095,389
Foundation Finance Trust, Series 2025-
3A, Class A, 4.56%, 08/15/52 ... 1,636 1,617,136
FS Rialto Issuer LLC, Series 2025-
FL10, Class A, (1-mo. CME Term
SOFR at 1.39% Floor + 1.39%),
5.02%, 08/19/42
(b)
........... 1,290 1,288,440
GoodLeap Home Improvement
Solutions Trust, Series 2024-1A,
Class A, 5.35%, 10/20/46 ...... 2,154 2,158,039
GoodLeap Sustainable Home Solutions
Trust, Series 2021-3CS, Class A,
2.10%, 05/20/48 ............ 671 540,537
GreenSky Home Improvement Issuer
Trust
Series 2026-REV1, Class A, 4.93%,
05/15/41 ............... 3,147 3,145,219
Series 2026-REV1, Class B, 5.20%,
05/15/41 ............... 265 264,990
Series 2026-REV1, Class C, 5.45%,
05/15/41 ............... 337 337,019
GreenSky Home Improvement Trust
Series 2024-1, Class A4, 5.67%,
06/25/59 ............... 1,079 1,091,795
Series 2024-1, Class B, 5.87%,
06/25/59 ............... 173 174,417
Huntington Bank Auto Credit-Linked
Notes, Series 2024-1, Class B2, (30-
day Average SOFR at 0.00% Floor +
1.40%), 5.01%, 05/20/32
(b)
..... 548 549,410
Lendmark Funding Trust
Series 2021-2A, Class D, 4.46%,
04/20/32 ............... 640 599,064
Series 2025-3A, Class A, 4.51%,
05/21/35 ............... 1,849 1,818,705
Lyra Music Assets Delaware LP, Series
2024-2A, Class A2, 5.76%, 12/22/64 1,755 1,766,003
Mariner Finance Issuance Trust
Series 2024-AA, Class A, 5.13%,
09/22/36 ............... 1,345 1,349,708
Series 2024-AA, Class D, 6.77%,
09/22/36 ............... 223 225,416
Series 2025-BA, Class A, 4.59%,
11/22/38 ............... 1,590 1,577,186
Series 2026-AA, Class A, 5.01%,
05/20/39 ............... 1,212 1,211,825
Mercury Financial Credit Card Master
Trust, Series 2026-2A, Class A,
5.07%, 06/21/32 ............ 1,478 1,474,031
Navient Education Loan Trust
Series 2026-A, Class A, 4.86%,
09/15/56 ............... 468 465,233
Series 2026-A, Class B, 5.06%,
09/15/56 ............... 144 142,423
Navient Private Education Refi Loan
Trust
Series 2021-DA, Class A, (US Prime
Rate at 0.00% Floor - 1.99%),
4.76%, 04/15/60
(b)
......... 1,167 1,133,950
Series 2021-DA, Class B, 2.61%,
04/15/60 ............... 325 287,665
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-DA, Class C, 3.48%,
04/15/60 ............... USD 876 $ 809,292
Series 2024-A, Class A, 5.66%,
10/15/72 ............... 990 1,004,215
Navient Refinance Loan Trust
Series 2025-B, Class A, 4.72%,
09/15/55 ............... 1,283 1,273,433
Series 2025-C, Class A, 4.80%,
10/15/55 ............... 897 892,203
Nelnet Student Loan Trust
Series 2021-A, Class B1, 2.85%,
04/20/62 ............... 1,548 1,393,054
Series 2021-A, Class D, 4.93%,
04/20/62 ............... 1,554 1,407,027
Series 2021-BA, Class C, 3.57%,
04/20/62 ............... 1,640 1,439,469
Series 2025-AA, Class A1B, (30-day
Average SOFR at 0.00% Floor +
1.10%), 4.69%, 03/15/57
(b)
... 2,384 2,373,245
Perimeter Master Note Business Trust
Series 2026-1A, Class A, 6.01%,
01/15/32 ............... 4,600 4,599,436
Series 2026-1A, Class B, 6.50%,
01/15/32 ............... 700 699,963
Series 2026-1A, Class C, 8.73%,
01/15/32 ............... 600 599,994
Series 2026-1A, Class D, 11.51%,
01/15/32 ............... 500 499,988
Planet Fitness Master Issuer LLC,
Series 2025-1A, Class A2II, 5.65%,
12/06/55 ................. 1,360 1,349,958
Regional Management Issuance Trust,
Series 2025-2, Class A, 4.59%,
11/16/37 .................. 2,236 2,218,567
Republic Finance Issuance Trust
Series 2024-A, Class A, 5.91%,
08/20/32 ............... 2,067 2,071,210
Series 2025-A, Class A, 4.59%,
11/20/34 ............... 2,046 2,027,053
RMIT Cash Management LLC, Series
2021-3, Class A, 3.88%, 10/17/33
(d)
5,969 5,909,310
SMB Private Education Loan Trust
Series 2021-A, Class B, 2.31%,
01/15/53 ............... 128 124,187
Series 2021-A, Class C, 2.99%,
01/15/53 ............... 2,783 2,410,363
Series 2021-A, Class D2, 3.86%,
01/15/53 ............... 371 328,603
Series 2021-C, Class B, 2.30%,
01/15/53 ............... 111 107,815
Series 2021-C, Class C, 3.00%,
01/15/53 ............... 233 209,248
Series 2021-C, Class D, 3.93%,
01/15/53 ............... 63 56,524
Series 2024-D, Class A1B, (30-day
Average SOFR at 1.10% Floor +
1.10%), 4.69%, 07/15/53
(b)
... 1,495 1,491,957
SoFi Consumer Loan Program Trust
Series 2026-B, Class A, 4.40%,
02/25/36 ............... 3,283 3,275,579
Series 2026-B, Class B, 4.90%,
02/25/36 ............... 410 408,146
Series 2026-B, Class C, 5.20%,
02/25/36 ............... 372 371,417
Series 2026-B, Class D, 5.56%,
02/25/36 ............... 365 362,325

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation V.I. Fund
6
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
SoFi Personal Loan Trust
Series 2023-1,  0.00%, 10/15/30
(e)
USD 41 $ 471,036
Series 2023-1A, Class A, 6.00%,
11/12/30 ............... 538 538,932
Series 2024-1A, Class A, 6.06%,
02/12/31 ............... 285 285,018
Splitrock Services, Inc., Series 2024-1-
A, 0.00%, 02/12/31 .......... 38 829,058
Subway Funding LLC, Series 2024-1A,
Class A2II, 6.27%, 07/30/54 .... 1,315 1,322,356
Summit Issuer LLC, Series 2025-1A,
Class A2, 5.21%, 11/20/55 ..... 1,867 1,854,444
Truist Bank Auto Credit-Linked Notes,
Series 2025-1, Class B, 4.73%,
09/26/33 ................. 860 857,249
Upgrade Master Pass-Thru Trust
Series 2025-ST7, Class A, 4.55%,
11/15/32 ............... 679 678,510
Series 2025-ST7, Class B, 4.98%,
11/15/32 ............... 548 546,687
Series 2026-ST2, Class A, 4.41%,
06/15/34 ............... 1,036 1,035,090
86,058,557
Total Asset-Backed Securities — 3.0%
(Cost: $124,935,639) ............................. 122,052,958
Shares
Shares
Common Stocks
Argentina — 0.0%
YPF SA , ADR
(f)
............... 19,772 899,033
Australia — 0.3%
BHP Group Ltd. ............... 36,436 1,518,396
Fortescue Ltd.
(g)
............... 71,937 957,502
Macquarie Group Ltd. ........... 11,199 1,946,879
Mirvac Group
(h)
............... 573,979 683,343
National Australia Bank Ltd. ....... 85,518 2,245,599
PLS Group Ltd.
(f)
.............. 384,098 1,345,973
Quintis HoldCo Pty. Ltd.
(d)(f)(i)
....... 7,642,509 53
Rio Tinto Ltd.
(g)
............... 6,459 777,146
Transurban Group
(g)(h)
........... 195,799 1,946,819
Woodside Energy Group Ltd. ...... 62,701 1,212,577
Worley Ltd. .................. 13,814 106,129
12,740,416
Austria — 0.0%
Raiffeisen Bank International AG ... 2,706 172,986
Belgium — 0.0%
KBC Group NV ............... 7,419 1,013,300
UCB SA .................... 2,112 632,272
1,645,572
Brazil — 0.2%
Banco do Brasil SA ............ 48,605 187,837
ERO Copper Corp.
(f)
............ 6,052 161,891
Klabin SA ................... 222,029 720,843
Localiza Rent a Car SA .......... 23,995 193,548
Lojas Renner SA .............. 528,447 1,512,978
MercadoLibre, Inc.
(f)
............ 1,170 1,985,946
NU Holdings Ltd. , Class A
(f)
....... 13,032 174,108
Rede D'Or Sao Luiz SA
(a)(c)
....... 14,371 96,571
Rumo SA ................... 139,527 362,176
Security
Shares
Shares Value
Brazil (continued)
StoneCo Ltd. , Class A ........... 22,049 $ 239,011
Vale SA .................... 31,389 473,848
Vale SA , ADR, Class B
(g)
......... 53,208 800,248
Vibra Energia SA .............. 111,327 643,511
XP, Inc. , Class A .............. 8,524 138,600
7,691,116
Canada — 1.2%
Agnico Eagle Mines Ltd. ......... 7,211 1,120,406
Algoma Steel Group, Inc.
(f)
........ 130,421 528,205
Bank of Nova Scotia (The) ........ 35,956 3,125,187
Barrick Mining Corp. ............ 128,300 4,717,677
BCE, Inc. ................... 101,172 2,179,309
Cameco Corp. ................ 90,511 9,219,450
Canadian National Railway Co. .... 7,451 889,182
Celestica, Inc.
(f)
............... 2,380 867,993
Cenovus Energy, Inc.
(g)
.......... 287,825 7,140,938
CGI, Inc. , Class A ............. 37,315 2,411,892
First Majestic Silver Corp. ........ 24,253 411,784
Fortis, Inc.
(g)
................. 60,867 3,487,004
Intact Financial Corp. ........... 6,296 1,299,420
Kinross Gold Corp. ............. 26,925 637,505
Methanex Corp. ............... 13,275 612,641
Metro, Inc. .................. 19,545 1,249,667
Power Corp. of Canada ......... 5,563 346,822
Shopify, Inc. , Class A
(f)
.......... 3,326 380,523
Suncor Energy, Inc. ............ 128,946 6,937,127
Teck Resources Ltd. , Class B ..... 20,182 1,202,027
Toronto-Dominion Bank (The) ..... 693 84,259
48,849,018
Cayman Islands — 0.0%
Teya Services Ltd., Series C, (Acquired
11/16/21, cost $2,251,184)
(d)(f)(j)
... 1,159 271,890
Chile — 0.0%
WOM New Holdco
(d)(f)
........... 1,359 20,385
China — 0.8%
Alibaba Group Holding Ltd. , ADR ... 14,288 1,371,362
ANTA Sports Products Ltd. ....... 88,000 800,773
Baidu, Inc. , ADR, Class A
(f)
....... 1,166 133,262
BYD Co. Ltd. , Class H .......... 322,500 2,988,259
China Galaxy Securities Co. Ltd. , Class
H ...................... 631,000 594,882
China Hongqiao Group Ltd. ....... 247,000 636,950
Contemporary Amperex Technology
Co. Ltd. , Class A ............ 7,100 412,395
Contemporary Amperex Technology
Co. Ltd. , Class H
(g)
........... 27,328 2,461,684
Eastroc Beverage Group Co. Ltd. ,
Class A .................. 18,200 331,650
Geely Automobile Holdings Ltd. , Class
A ...................... 331,000 711,560
GigaDevice Semiconductor, Inc. , Class
A ...................... 10,900 1,325,886
Great Wall Motor Co. Ltd. , Class A .. 585,974 1,303,790
Haidilao International Holding Ltd.
(a)(c)
116,000 157,585
Kuaishou Technology
(a)(c)
......... 102,400 548,853
Lenovo Group Ltd. ............. 636,000 1,887,205
Meituan , Class B
(a)(c)(f)
........... 49,700 438,718
New Oriental Education & Technology
Group, Inc. , ADR ............ 7,200 330,552
Sany Heavy Industry Co. Ltd. , Class A 281,200 718,105
Tencent Holdings Ltd. ........... 224,542 12,390,802
Tencent Holdings Ltd. , ADR ....... 325 17,947

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
7
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
China (continued)
Victory Giant Technology Huizhou Co.
Ltd. , Class H
(f)
.............. 3,200 $ 142,560
Wuxi Biologics Cayman, Inc.
(a)(c)(f)
... 101,000 449,203
Yangtze Optical Fibre & Cable Joint
Stock Ltd. Co. , Class A ........ 12,000 980,929
Yangtze Optical Fibre & Cable Joint
Stock Ltd. Co. , Class H
(a)(c)
..... 34,500 1,150,969
Zhongji Innolight Co. Ltd. , Class A .. 3,700 703,968
32,989,849
Czech Republic — 0.0%
Komercni Banka A/S ........... 5,006 229,559
Moneta Money Bank A/S
(a)(c)
...... 16,463 144,306
373,865
Denmark — 0.2%
Ascendis Pharma A/S
(f)
.......... 1,406 375,008
Coloplast A/S , Class B .......... 7,452 424,424
Danske Bank A/S .............. 34,941 1,872,928
DSV A/S .................... 22,920 5,453,892
NKT A/S
(f)
................... 2,648 396,257
8,522,509
Egypt — 0.1%
Commercial International Bank Egypt
SAE .................... 416,445 1,082,193
EFG Holding SAE ............. 377,695 205,659
Fawry for Banking & Payment
Technology Services SAE
(f)
..... 1,462,636 549,548
1,837,400
Finland — 0.1%
Neste OYJ .................. 7,924 258,719
Sampo OYJ , Class A ........... 119,838 1,258,532
Wartsila OYJ Abp .............. 34,734 1,326,567
2,843,818
France — 1.6%
Airbus SE ................... 62,250 13,850,117
BNP Paribas SA .............. 9,892 1,155,318
Capgemini SE ................ 3,645 365,931
Engie SA ................... 97,729 3,075,974
EssilorLuxottica SA ............ 8,320 1,562,260
Hermes International SCA ........ 2,179 3,984,726
Legrand SA ................. 21,507 3,644,239
L'Oreal SA .................. 1,200 526,028
LVMH Moet Hennessy Louis Vuitton SE 13,001 7,190,338
Publicis Groupe SA ............ 10,746 1,061,951
Safran SA ................... 8,848 3,486,829
Sanofi SA ................... 28,496 2,436,512
Schneider Electric SE ........... 25,478 8,337,059
Societe Generale SA ........... 164,578 14,566,826
TotalEnergies SE .............. 10,113 781,993
66,026,101
Georgia — 0.0%
TBC Bank Group plc ........... 16,535 971,474
Germany — 1.0%
Bayer AG (Registered) .......... 34,814 1,925,499
Caresyntax, Inc.
(d)(f)
............ 18,947 —
Deutsche Bank AG (Registered) .... 185,274 6,274,675
Deutsche Telekom AG (Registered) . 67,090 1,829,162
Innio NV
(f)
................... 6,800 268,940
Mercedes-Benz Group AG ........ 61,382 3,087,435
Muenchener Rueckversicherungs-
Gesellschaft AG (Registered) .... 1,727 964,461
Rheinmetall AG ............... 1,300 1,479,117
Security
Shares
Shares Value
Germany (continued)
RWE AG ................... 32,878 $ 2,126,222
SAP SE .................... 14,329 2,208,790
Siemens AG (Registered) ........ 23,536 7,566,996
Siemens Energy AG ............ 63,943 12,190,190
39,921,487
Greece — 0.0%
Allwyn AG , Class R ............ 3,020 48,112
Athens International Airport SA ..... 28,471 351,774
National Bank of Greece SA ...... 14,399 248,765
648,651
Hong Kong — 0.2%
AIA Group Ltd. ............... 425,200 3,892,806
Prudential plc ................ 87,509 1,162,296
Techtronic Industries Co. Ltd. ...... 66,000 1,098,343
6,153,445
Hungary — 0.0%
OTP Bank Nyrt. ............... 7,906 1,167,764
India — 0.4%
Axis Bank Ltd. ................ 22,692 322,956
Bandhan Bank Ltd.
(a)(c)
.......... 94,959 205,043
GAIL India Ltd. ............... 134,804 247,469
Hindustan Aeronautics Ltd.
(c)
...... 46,516 2,156,156
IndusInd Bank Ltd. ............. 19,674 192,403
Infosys Ltd. .................. 114,822 1,217,341
ITC Ltd. .................... 321,348 974,619
Lenskart Solutions Ltd.
(f)
......... 449,011 2,445,470
LG Electronics India Ltd.
(f)
........ 75,683 1,243,275
Mahindra & Mahindra Ltd. ........ 136,847 4,450,922
Manappuram Finance Ltd. ........ 96,672 331,745
SAI Life Sciences Ltd.
(a)(c)(f)
........ 15,467 201,609
Sammaan Capital Ltd.
(f)
......... 167,670 308,052
SBI Life Insurance Co. Ltd.
(a)(c)
..... 200,868 3,749,226
Think & Learn Pvt Ltd., (Acquired
12/11/20, cost $2,928,536)
(d)(f)(j)
... 1,951 —
18,046,286
Indonesia — 0.0%
Bank Mandiri Persero Tbk. PT ..... 3,754,100 809,710
Bank Syariah Indonesia Tbk. PT .... 408,600 39,059
848,769
Ireland — 0.1%
Accenture plc , Class A .......... 29,192 3,632,653
AerCap Holdings NV ........... 3,318 483,698
4,116,351
Israel — 0.0%
(f)
Deep Instinct Ltd.
(d)
............ 99,082 5,945
Teva Pharmaceutical Industries Ltd. ,
ADR .................... 37,517 1,271,076
1,277,021
Italy — 0.8%
FinecoBank Banca Fineco SpA .... 63,444 1,595,236
Intesa Sanpaolo SpA ........... 904,332 6,215,735
Leonardo SpA ................ 17,022 913,917
Technoprobe SpA
(f)
............ 5,983 240,074
UniCredit SpA ................ 270,594 24,250,300
33,215,262
Japan — 1.8%
Advantest Corp. ............... 11,300 2,324,731
Aeon Co. Ltd. ................ 49,400 408,545
Asahi Kasei Corp. ............. 37,800 420,415
Daiichi Life Group, Inc. .......... 32,900 359,227

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation V.I. Fund
8
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Japan (continued)
Daiichi Sankyo Co. Ltd. .......... 99,400 $ 1,598,378
Daiwa Securities Group, Inc. ...... 120,800 1,198,064
Denso Corp. ................. 215,400 2,480,117
Disco Corp. .................. 3,300 1,716,772
ENEOS Holdings, Inc. .......... 163,000 1,206,586
Fast Retailing Co. Ltd. .......... 3,500 1,793,205
Fujitsu Ltd. .................. 105,100 2,088,338
Furukawa Electric Co. Ltd. ........ 43,000 1,293,319
GO, Inc.
(f)
................... 3,800 51,510
Hitachi Ltd. .................. 9,700 268,458
Ibiden Co. Ltd. ................ 3,500 528,435
Idemitsu Kosan Co. Ltd. ......... 41,100 303,619
Isetan Mitsukoshi Holdings Ltd. .... 44,500 1,136,633
Isuzu Motors Ltd. .............. 82,800 1,102,581
Japan Exchange Group, Inc. ...... 85,600 1,083,347
Japan Post Bank Co. Ltd. ........ 121,700 2,316,237
Japan Post Holdings Co. Ltd. ...... 177,400 2,384,462
Japan Tobacco, Inc. ............ 58,800 2,169,690
Kajima Corp. ................. 48,000 1,749,743
Kakaku.com, Inc. .............. 12,700 265,416
Kansai Paint Co. Ltd. ........... 19,224 314,528
Kao Corp.
(g)
.................. 45,200 895,805
Kioxia Holdings Corp.
(f)
.......... 5,500 3,196,765
Kokusai Electric Corp. .......... 36,000 2,474,106
Kyocera Corp. ................ 4,700 104,237
Lasertec Corp. ............... 3,300 1,048,207
LY Corp. .................... 475,300 1,265,040
MISUMI Group, Inc. ............ 46,100 1,148,676
Mitsubishi Heavy Industries Ltd. .... 143,700 3,265,252
Mitsubishi UFJ Financial Group, Inc. . 342,976 6,833,088
Mitsui Kinzoku Co. Ltd. .......... 1,800 481,662
Mizuho Financial Group, Inc. ...... 12,400 595,557
Murata Manufacturing Co. Ltd. ..... 11,000 789,633
Nexon Co. Ltd.
(g)
.............. 48,200 640,582
Nidec Corp.
(f)
................. 141,200 2,320,866
Nissan Chemical Corp. .......... 19,100 1,004,725
Obayashi Corp. ............... 36,800 743,674
Obic Co. Ltd. ................. 18,400 432,121
Otsuka Holdings Co. Ltd. ........ 7,200 479,226
Rakus Co. Ltd. ............... 53,858 315,465
Resonac Holdings Corp. ......... 17,100 1,902,175
Ryohin Keikaku Co. Ltd. ......... 5,600 122,405
Santen Pharmaceutical Co. Ltd. .... 36,965 484,928
SBI Holdings, Inc. ............. 34,900 572,318
Seven & i Holdings Co. Ltd. ....... 77,100 924,612
SoftBank Group Corp. .......... 20,600 764,122
Sompo Holdings, Inc. ........... 26,800 1,018,140
Suzuki Motor Corp. ............ 170,300 2,059,904
Taiyo Yuden Co. Ltd. ........... 13,100 1,665,727
TDK Corp. .................. 38,300 859,235
Tokyo Electron Ltd. ............ 6,000 2,909,125
71,879,734
Kazakhstan — 0.1%
(c)
Halyk Savings Bank of Kazakhstan
JSC , GDR ................ 34,049 1,019,768
Kaspi.KZ JSC , ADR ............ 13,127 1,137,323
NAC Kazatomprom JSC , GDR ..... 6,272 431,418
2,588,509
Luxembourg — 0.0%
Altice France Lux 3
(f)
............ 1,944 38,298
Macau — 0.0%
Wynn Macau Ltd. .............. 938,562 605,469
Security
Shares
Shares Value
Mexico — 0.2%
America Movil SAB de CV, Series B . 651,174 $ 843,408
Fomento Economico Mexicano SAB de
CV ..................... 8,902 113,493
Fresnillo plc ................. 70,873 2,581,002
Grupo Aeromexico SAB de CV , ADR
(f)
7,842 141,156
Grupo Aeroportuario del Sureste SAB
de CV , Class B
(g)
............ 17,357 530,323
Grupo Financiero Banorte SAB de CV ,
Class O .................. 222,805 2,351,572
Promotora y Operadora de
Infraestructura SAB de CV ..... 7,409 117,684
Southern Copper Corp. .......... 2,135 372,045
Wal-Mart de Mexico SAB de CV .... 631,322 1,854,525
8,905,208
Netherlands — 1.6%
ABN AMRO Bank NV , CVA
(c)
...... 127,043 5,403,373
ASM International NV ........... 1,561 1,795,121
ASML Holding NV ............. 22,274 44,106,439
Euronext NV
(a)(c)
............... 3,741 598,377
ING Groep NV ................ 361,700 11,412,835
Universal Music Group NV ....... 61,059 1,279,158
64,595,303
Norway — 0.1%
Equinor ASA ................. 48,458 1,528,044
Telenor ASA ................. 17,876 256,081
1,784,125
Philippines — 0.0%
Ayala Corp. .................. 19,510 133,277
Bank of the Philippine Islands ..... 158,720 248,969
DigiPlus Interactive Corp. ........ 658,530 126,168
Metropolitan Bank & Trust Co. ..... 147,880 157,033
665,447
Poland — 0.1%
Bank Polska Kasa Opieki SA ...... 16,719 1,018,620
Powszechna Kasa Oszczednosci Bank
Polski SA ................. 21,653 594,528
Powszechny Zaklad Ubezpieczen SA 64,710 1,130,779
2,743,927
Portugal — 0.0%
Banco Comercial Portugues SA , Class
R ...................... 363,613 430,224
Puerto Rico — 0.0%
Popular, Inc. ................. 4,506 739,795
Republic of Turkiye — 0.0%
Akbank TAS ................. 53,063 87,836
Eldorado Gold Corp.
(g)
.......... 16,157 502,321
KOC Holding A/S .............. 168,479 701,434
1,291,591
Romania — 0.0%
Banca Transilvania SA .......... 41,126 348,009
Saudi Arabia — 0.1%
Ades Holding Co. .............. 78,496 389,012
Al Rajhi Bank ................ 32,991 578,729
Etihad Etisalat Co. ............. 55,750 896,968
Saudi National Bank (The) ........ 12,917 132,972
Yanbu National Petrochemical Co. .. 65,469 512,337
2,510,018

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
9
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Singapore — 0.0%
UOL Group Ltd. ............... 45,831 $ 337,792
South Africa — 0.1%
FirstRand Ltd. ................ 333,900 1,984,667
Kumba Iron Ore Ltd. ............ 15,270 271,070
Mr Price Group Ltd.
(g)
........... 51,883 569,446
Optasia Ltd.
(f)(g)
............... 214,968 191,345
Valterra Platinum Ltd. ........... 12,816 861,325
Vodacom Group Ltd. ........... 153,159 1,419,105
5,296,958
South Korea — 1.5%
Doosan Enerbility Co. Ltd.
(f)
....... 4,598 261,964
Hanmi Semiconductor Co. Ltd. ..... 504 85,430
HD Hyundai Heavy Industries Co. Ltd.
(g)
1,202 463,460
HD Korea Shipbuilding & Offshore
Engineering Co. Ltd. ......... 5,671 1,294,224
Hyundai Motor Co. ............. 729 237,628
Hyundai Rotem Co. Ltd. ......... 6,545 737,594
Kia Corp. ................... 2,898 261,741
Krafton, Inc. ................. 1,426 218,664
KT&G Corp. ................. 11,152 1,227,336
Misto Holdings Corp. ........... 6,310 169,878
Samsung Electronics Co. Ltd. ..... 159,636 35,422,788
SK Hynix, Inc. ................ 12,125 21,395,563
61,776,270
Spain — 0.3%
Banco Bilbao Vizcaya Argentaria SA . 123,455 3,108,203
Banco de Sabadell SA .......... 395,768 1,402,380
Bankinter SA ................. 58,132 973,469
CaixaBank SA ................ 182,706 2,588,609
Indra Sistemas SA ............. 1,552 85,127
Naturgy Energy Group SA ........ 14,331 449,194
Repsol SA .................. 55,914 1,396,989
10,003,971
Sweden — 0.2%
Atlas Copco AB , Class A ......... 139,362 2,824,727
Industrivarden AB , Class A ....... 6,774 380,049
Svenska Handelsbanken AB , Class A 32,964 485,075
Telefonaktiebolaget LM Ericsson , Class
B ...................... 167,521 1,878,698
Volvo AB , Class B ............. 26,112 888,220
6,456,769
Switzerland — 0.5%
ABB Ltd. (Registered) ........... 8,794 956,605
Cie Financiere Richemont SA
(Registered) ............... 8,741 2,017,671
Galderma Group AG ............ 27,061 6,154,959
Julius Baer Group Ltd. .......... 31,458 2,717,970
Partners Group Holding AG ....... 2,025 1,658,646
Straumann Holding AG (Registered) . 6,177 811,954
TE Connectivity plc ............ 30,971 6,244,063
Zurich Insurance Group AG ....... 1,318 974,836
21,536,704
Taiwan — 2.2%
Accton Technology Corp. ........ 19,000 1,515,481
Alchip Technologies Ltd. ......... 1,000 133,930
ASE Technology Holding Co. Ltd. ... 25,000 557,914
Asia Vital Components Co. Ltd. .... 4,000 323,561
ASMedia Technology, Inc. ........ 17,000 797,294
Chroma ATE, Inc. .............. 7,000 486,454
Delta Electronics, Inc. ........... 15,000 942,057
Elite Material Co. Ltd. ........... 4,000 691,522
Security
Shares
Shares Value
Taiwan (continued)
Fortune Electric Co. Ltd. ......... 18,000 $ 444,383
Genius Electronic Optical Co. Ltd. .. 31,707 662,220
Gold Circuit Electronics Ltd. ....... 16,000 614,458
Hon Hai Precision Industry Co. Ltd. .. 96,000 766,051
Hon Precision, Inc. ............. 13,000 2,670,893
Jentech Precision Industrial Co. Ltd. . 1,000 109,830
Nan Ya Plastics Corp. ........... 225,000 1,197,682
Nanya Technology Corp.
(f)
........ 186,000 2,722,207
Phison Electronics Corp. ......... 13,000 1,006,629
Powerchip Semiconductor
Manufacturing Corp.
(f)
......... 202,000 521,072
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 833,000 65,715,604
Tripod Technology Corp. ......... 100,000 1,647,056
TS Financial Holding Co. Ltd. ...... 365,000 383,212
United Integrated Services Co. Ltd. .. 33,000 1,389,805
Winbond Electronics Corp. ....... 503,000 3,379,355
88,678,670
Thailand — 0.1%
Amata Corp. PCL .............. 1,032,000 835,362
CP ALL PCL ................. 383,100 541,811
Krungthai Card PCL ............ 713,800 717,927
True Corp. PCL , NVDR .......... 506,800 197,295
2,292,395
United Arab Emirates — 0.0%
NMC Health plc
(d)(f)
............. 284,408 4
United Kingdom — 2.6%
Anglo American plc ............ 33,327 1,634,772
AstraZeneca plc .............. 63,773 11,906,695
BAE Systems plc .............. 426,938 10,462,813
BP plc ..................... 391,727 2,414,506
British American Tobacco plc ...... 142,933 8,845,119
British Land Co. plc (The) ........ 68,878 377,382
Compass Group plc ............ 175,360 5,665,767
Convatec Group plc
(a)(c)
.......... 121,970 347,834
Diploma plc .................. 17,637 1,667,092
DPC Holdings Ltd.
(f)(g)
........... 2,135 104,743
Genius Sports Ltd.
(f)
............ 106,647 646,281
Haleon plc .................. 182,093 839,111
Imperial Brands plc ............ 28,653 1,058,983
J Sainsbury plc ............... 346,562 1,470,673
Lloyds Banking Group plc ........ 460,292 673,650
National Grid plc .............. 857,573 14,144,577
NatWest Group plc ............. 295,347 2,606,128
RELX plc ................... 170,093 5,375,759
Rolls-Royce Holdings plc ........ 914,119 17,523,334
Shell plc .................... 322,735 12,500,405
St. James's Place plc ........... 77,214 1,241,490
Unilever plc .................. 37,727 2,266,171
103,773,285
United States — 49.3%
3M Co. ..................... 14,586 2,361,619
AbbVie, Inc. ................. 60,761 15,289,898
Advanced Micro Devices, Inc.
(f)
.... 39,250 22,800,717
Agilent Technologies, Inc. ........ 17,923 2,380,712
Air Products & Chemicals, Inc. ..... 1,914 561,147
Airbnb, Inc. , Class A
(f)
........... 31,302 4,479,316
Akamai Technologies, Inc.
(f)
....... 7,461 881,965
Albemarle Corp. .............. 20,649 2,788,234
ALL Health Services Corp., (Acquired
01/24/17, cost $0)
(d)(f)(j)
........ 60 —
Alphabet, Inc. , Class C .......... 282,440 99,794,525
Altria Group, Inc. .............. 46,505 3,346,035

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation V.I. Fund
10
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Amazon.com, Inc.
(f)(k)
........... 253,355 $ 60,384,631
AMC Global Media, Inc. , Class A
(f)
.. 23,186 231,396
Ameren Corp. ................ 17,105 1,933,549
AMETEK, Inc. ................ 6,097 1,475,108
Amphenol Corp. , Class A ........ 3,125 551,000
Analog Devices, Inc. ............ 7,907 3,140,423
APA Corp. .................. 157,727 5,137,168
Apple, Inc.
(k)
................. 337,773 97,737,995
Applied Aerospace & Defense, Inc.
(f)(g)
84,137 1,916,641
Applied Materials, Inc. .......... 6,289 4,546,947
AppLovin Corp. , Class A
(f)
........ 4,362 2,247,433
Archer-Daniels-Midland Co. ....... 20,279 1,549,316
Arista Networks, Inc.
(f)
........... 31,297 5,316,734
Automatic Data Processing, Inc. .... 4,091 916,179
AutoZone, Inc.
(f)
............... 1,374 4,391,222
Avaya LLC
(f)
................. 261 3,741
Bank of America Corp. .......... 383,894 21,874,280
Biogen, Inc.
(f)
................. 1,986 429,095
Bio-Techne Corp. .............. 1,904 134,518
Blackstone, Inc. , Class A ......... 6,575 773,680
Block, Inc. , Class A
(f)
............ 10,183 773,908
Boeing Co. (The)
(f)
............. 121,851 26,377,086
Booking Holdings, Inc. .......... 54,234 9,666,668
Boston Scientific Corp.
(f)
......... 68,543 2,925,415
Bristol-Myers Squibb Co. ......... 18,390 1,059,632
Broadcom, Inc.
(k)
.............. 126,891 47,933,075
Broadridge Financial Solutions, Inc. . 29,437 4,031,397
Cadence Design Systems, Inc.
(f)
.... 35,096 13,172,231
Caesars Entertainment, Inc.
(f)
...... 19,712 594,908
Capital One Financial Corp. ....... 44,413 8,910,136
Cardinal Health, Inc. ............ 2,171 515,743
Carrier Global Corp. ............ 19,715 1,446,095
Carvana Co. , Class A
(f)
.......... 21,781 1,433,625
Caterpillar, Inc. ............... 21,515 22,911,323
CBOE Global Markets, Inc. ....... 1,845 447,726
CBRE Group, Inc. , Class A
(f)
...... 13,460 1,812,927
Cencora, Inc. ................ 5,202 1,472,062
Centene Corp.
(f)
............... 12,083 775,608
Century Communities, Inc. ....... 12,821 918,753
Cerebras Systems, Inc. , Class A
(f)(g)
.. 13,150 2,906,150
Charles Schwab Corp. (The) ...... 19,350 1,785,424
Cheniere Energy, Inc. ........... 25,160 6,013,492
Cisco Systems, Inc. ............ 174,405 20,485,611
Citigroup, Inc. ................ 155,279 21,732,849
Citizens Financial Group, Inc. ..... 160,187 11,224,303
Clean Harbors, Inc.
(f)
........... 1,428 426,615
CME Group, Inc. , Class A ........ 11,646 2,571,786
Coherent Corp.
(f)
.............. 362 142,798
Coinbase Global, Inc. , Class A
(f)
.... 3,941 576,135
CoreWeave, Inc. , Class A
(f)
....... 44,976 4,476,911
Costco Wholesale Corp. ......... 17,938 16,780,461
CRH plc .................... 61,814 6,614,098
Crowdstrike Holdings, Inc. , Class A
(f)
. 3,765 2,873,222
Crown PropTech Acquisitions
(d)(f)
.... 94,138 81,838
Crown PropTech Acquisitions , Class A
(f)
28,147 333,261
CSX Corp. .................. 242,749 11,537,860
Darden Restaurants, Inc.
(g)
....... 16,789 3,458,702
Datadog, Inc. , Class A
(f)
......... 27,507 7,161,723
Davidson Kempner Merchant Co.-
Invest Fund LP, (Acquired 04/07/21,
cost $0)
(f)(j)(l)
................ —
(m)
6,982,510
Deckers Outdoor Corp.
(f)
......... 11,361 1,128,034
Dell Technologies, Inc. , Class C .... 1,000 431,460
Delta Air Lines, Inc. ............ 142,406 13,337,746
Devon Energy Corp. ............ 26,532 1,096,302
Security
Shares
Shares Value
United States (continued)
DF Residential III LP
(d)(f)
.......... 1,344,765 $ 1,331,317
Digital Realty Trust, Inc. ......... 12,046 2,163,221
Dollar General Corp. ........... 26,629 3,065,264
DoorDash, Inc. , Class A
(f)
........ 17,621 3,251,603
Dow, Inc. ................... 62,592 1,712,517
DR Horton, Inc. ............... 53,198 8,664,890
DuPont de Nemours, Inc. ........ 4,619 626,521
EagleRock Land LLC , Class A
(f)(g)
... 38,911 826,859
Eaton Corp. plc ............... 5,632 2,399,908
eBay, Inc. ................... 11,671 1,304,234
EchoStar Corp. , Class A
(f)(g)
....... 39,441 4,003,261
Ecolab, Inc. ................. 9,524 2,653,482
Edwards Lifesciences Corp.
(f)
...... 66,513 6,016,766
Elevance Health, Inc. ........... 3,218 1,244,497
Eli Lilly & Co. ................ 44,899 53,853,208
EMCOR Group, Inc. ............ 758 629,049
Emerson Electric Co. ........... 7,015 1,004,197
Epic Games, Inc., (Acquired 07/02/20,
cost $9,005,575)
(d)(f)(j)
......... 16,498 7,273,143
EQT Corp.
(g)
................. 102,424 5,445,884
Estee Lauder Cos., Inc. (The) , Class A 93,633 7,392,325
EXO Capital Technologies, Inc.,
(Acquired 06/24/21, cost
$ 2,122,371)
(d)(f)(j)
............ 3,623 1,341
Experian plc ................. 22,334 752,736
Exxon Mobil Corp. ............. 123,730 16,916,366
FactSet Research Systems, Inc. .... 4,313 992,335
Fair Isaac Corp.
(f)
.............. 1,045 1,248,545
Fanatics Holdings, Inc., (Acquired
08/17/22, cost $9,001,757)
(d)(f)(j)
.. 132,691 13,020,968
Farmers Business Network, Inc.
(d)(f)
.. 84,447 85,291
Fastenal Co. ................. 76,937 3,695,284
Fervo Energy Co. , Class A
(f)
....... 103,399 3,022,353
Fifth Third Bancorp ............ 244,446 13,779,421
First Citizens BancShares, Inc. , Class A 758 1,577,239
First Horizon Corp. ............. 40,388 1,035,548
First Solar, Inc.
(f)
.............. 12,535 2,957,759
Fiserv, Inc.
(f)
................. 48,493 2,378,582
Flagstar Bank NA .............. 136,191 2,034,694
Flex Ltd.
(f)
................... 5,183 840,009
Fox Corp. , Class B ............. 35,525 1,663,991
Franklin Resources, Inc.
(g)
........ 37,338 1,242,235
Freeport-McMoRan, Inc. ......... 247,762 15,581,752
FTAI Aviation Ltd.
(g)
............ 8,306 2,247,022
Garmin Ltd. .................. 2,605 618,792
GE Aerospace ................ 64,470 24,094,373
GE Vernova, Inc. .............. 21,844 25,663,642
Gilead Sciences, Inc. ........... 48,522 6,130,269
GoDaddy, Inc. , Class A
(f)
......... 7,221 612,918
Goldman Sachs Group, Inc. (The) .. 22,597 22,853,928
GSK plc .................... 77,839 2,043,500
Halliburton Co. ............... 42,464 1,441,653
Hasbro, Inc. ................. 18,875 1,558,886
Hershey Co. (The)
(g)
............ 4,301 754,610
Hewlett Packard Enterprise Co. .... 12,330 556,206
Hexcel Corp. ................. 20,896 2,090,854
Hilton Worldwide Holdings, Inc. .... 31,965 10,563,154
Holcim AG .................. 11,028 994,315
Home Depot, Inc. (The) ......... 23,587 8,318,663
Honeywell Aerospace, Inc.
(f)
....... 9,303 2,056,597
Honeywell International, Inc. ...... 9,303 2,082,830
Host Hotels & Resorts, Inc. ....... 75,749 1,796,009
Howmet Aerospace, Inc. ......... 21,553 5,794,740
HP, Inc. .................... 142,413 3,124,541
Hubbell, Inc. , Class B ........... 4,006 2,095,939

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
11
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
ICON plc
(f)
.................. 4,997 $ 868,029
iHeartMedia, Inc. , Class A
(f)
....... 2,519 10,806
Illinois Tool Works, Inc. .......... 15,482 4,187,417
Included Health, (Acquired 02/11/22,
cost $6,542,036)
(d)(f)(j)
......... 2,434,345 1,874,446
Incyte Corp.
(f)
................ 18,813 2,132,642
Ingersoll Rand, Inc. ............ 18,763 1,538,378
Intel Corp.
(f)
.................. 201,208 28,094,673
Intercontinental Exchange, Inc. .... 9,785 1,204,631
Intuitive Surgical, Inc.
(f)
.......... 21,349 8,490,070
Invesco Ltd. ................. 37,866 999,284
Ionis Pharmaceuticals, Inc.
(f)
...... 2,636 209,008
Iron Mountain, Inc. ............. 9,972 1,259,563
J M Smucker Co. (The) .......... 4,533 509,962
JB Hunt Transport Services, Inc. ... 2,017 583,780
Johnson & Johnson ............ 69,126 17,555,930
JPMorgan Chase & Co. ......... 51,408 16,827,381
KB Home ................... 7,176 449,146
Keysight Technologies, Inc.
(f)
...... 22,805 7,983,346
KLA Corp. ................... 19,210 5,795,849
Lam Research Corp. ........... 62,579 27,117,358
Las Vegas Sands Corp. ......... 34,498 1,593,463
Latch, Inc.
(f)
.................. 174,273 33,112
Live Nation Entertainment, Inc.
(f)(k)
... 64,895 11,882,923
Lockheed Martin Corp. .......... 2,125 1,082,602
Lumentum Holdings, Inc.
(f)
........ 6,851 5,878,569
LyondellBasell Industries NV , Class A
(g)
26,306 1,385,011
Marathon Petroleum Corp. ....... 13,844 3,539,495
Marriott International, Inc. , Class A .. 5,074 1,880,374
Marsh & McLennan Cos., Inc. ..... 50,017 8,336,333
Marvell Technology, Inc. ......... 13,444 4,004,833
MasTec, Inc.
(f)
................ 1,459 607,032
Mastercard, Inc. , Class A ......... 35,749 18,360,686
McCormick & Co., Inc. (Non-Voting) . 7,056 355,764
McDonald's Corp. ............. 24,684 6,672,332
McKesson Corp. .............. 14,677 11,089,941
Medtronic plc ................ 14,161 1,107,815
Merck & Co., Inc. .............. 87,737 11,274,204
Meritage Homes Corp. .......... 10,190 854,431
Meta Platforms, Inc. , Class A ...... 49,616 27,948,197
MetLife, Inc. ................. 43,908 3,715,056
Mettler-Toledo International, Inc.
(f)
... 2,106 2,690,436
Microchip Technology, Inc. ........ 26,654 2,430,845
Micron Technology, Inc. .......... 48,973 56,529,044
Microsoft Corp. ............... 130,599 48,716,039
Moderna, Inc.
(f)
............... 38,219 2,676,477
MongoDB, Inc. , Class A
(f)
........ 15,029 5,048,241
Monster Beverage Corp.
(f)
........ 1,564 150,332
Motorola Solutions, Inc.
(g)
........ 1,481 615,044
Mueller Industries, Inc. .......... 4,319 530,935
Netflix, Inc.
(f)
................. 80,101 5,719,211
New Kleo Holdco
(d)(f)
............ 78,831 135,108
Newmont Corp. ............... 8,037 750,656
News Corp. , Class A ............ 64,216 1,594,483
NextEra Energy, Inc. ........... 168,410 14,781,346
Norfolk Southern Corp. .......... 10,368 3,261,669
Northern Trust Corp. ............ 7,331 1,274,421
Northrop Grumman Corp. ........ 11,341 5,776,085
Nucor Corp. ................. 19,303 4,299,743
NVIDIA Corp.
(k)
............... 518,657 103,778,080
Occidental Petroleum Corp. ....... 66,831 3,245,982
Oracle Corp. ................. 56,336 8,256,041
Otis Worldwide Corp. ........... 71,213 5,098,851
PACCAR, Inc. ................ 9,209 1,106,185
Palantir Technologies, Inc. , Class A
(f)
. 49,937 5,826,150
Security
Shares
Shares Value
United States (continued)
Palladyne AI Corp.
(f)
............ 200,974 $ 1,221,919
Palladyne AI Corp.
(f)(g)
........... 7,132 43,362
Palo Alto Networks, Inc.
(f)
........ 16,429 5,602,618
Paramount Skydance Corp. , Class B
(g)
8,959 88,336
Parker-Hannifin Corp. ........... 14,832 14,507,476
PBF Energy, Inc. , Class A ........ 15,596 709,930
PepsiCo, Inc. ................ 44,512 6,026,925
PG&E Corp. ................. 45,733 769,229
Philip Morris International, Inc. ..... 50,570 9,148,619
Phillips 66 ................... 10,326 1,745,610
Pinnacle West Capital Corp. ...... 19,506 2,087,142
Playstudios, Inc. , Class A
(f)
....... 277,748 138,596
PNC Financial Services Group, Inc.
(The) .................... 5,017 1,235,286
Progressive Corp. (The)
(g)
........ 50,175 10,960,729
Prologis, Inc. ................. 7,706 1,043,932
Protagonist Therapeutics, Inc.
(f)
.... 1,861 228,121
Prudential Financial, Inc. ......... 24,919 2,689,508
PTC, Inc.
(f)
.................. 1,229 139,627
QUALCOMM, Inc. ............. 1,983 366,439
Quest Diagnostics, Inc. .......... 4,032 854,582
QXO, Inc.
(f)(g)
................. 16,006 276,584
Ralph Lauren Corp. , Class A ...... 9,076 3,643,197
Regeneron Pharmaceuticals, Inc. ... 2,858 1,782,077
Relspace
(d)(f)
................. 1,419 1,462
Republic Services, Inc. , Class A .... 12,413 2,644,962
ResMed, Inc. ................ 12,753 2,485,305
Robinhood Markets, Inc. , Class A
(f)
.. 17,632 1,768,137
Roche Holding AG ............. 17,614 7,240,876
Rockwell Automation, Inc. ........ 16,851 8,342,593
Ross Stores, Inc. .............. 13,324 2,836,013
Royalty Pharma plc , Class A ...... 8,384 470,091
RSA Security LLC
(d)(f)
........... 6,596 —
S&P Global, Inc. .............. 13,579 5,530,184
Salesforce, Inc. ............... 25,266 3,958,172
Sandisk Corp.
(f)
............... 918 2,087,284
Screaming Eagle Acquistion Corp.,
(Acquired 05/14/24, cost $683,759)
(f)
(j)
....................... 67,266 1,019,165
Seagate Technology Holdings plc ... 867 836,655
Six Flags Entertainment Corp.
(f)
.... 23,480 500,124
Skyworks Solutions, Inc.
(g)
........ 55,388 3,755,306
SM Energy Co. ............... 38,239 998,038
Snorkel AI, Inc., (Acquired 06/30/21,
cost $ 234,442)
(d)(f)(j)
........... 15,609 452,661
Snowflake, Inc. , Class A
(f)
........ 17,356 4,417,102
Solaris Energy Infrastructure, Inc. ,
Class A .................. 34,268 2,757,203
Sonder Holdings, Inc. , Class A
(f)
.... 27,555 —
SOURCE Global PBC
(d)(f)
......... 38,066 3,045
Southern Co. (The) ............ 19,335 1,850,553
Southwest Airlines Co. .......... 12,211 627,890
SpaceX Services, Inc. , Class A
(f)
.... 469,485 80,216,207
Starbucks Corp. ............... 58,888 6,017,765
State Street Corp. ............. 3,530 598,688
Steel Dynamics, Inc. ............ 3,786 868,736
Stryker Corp. ................ 26,253 8,265,495
Synopsys, Inc.
(f)
............... 7,438 3,317,869
Tapestry, Inc. ................. 23,321 3,413,728
Targa Resources Corp. .......... 23,236 6,230,501
TD SYNNEX Corp. ............. 5,973 1,596,822
Tenaris SA .................. 78,724 2,179,265
Tesla, Inc.
(f)
.................. 55,039 23,149,403
Texas Instruments, Inc. .......... 19,882 5,926,228
Thermo Fisher Scientific, Inc. ...... 21,447 10,752,668

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation V.I. Fund
12
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
TJX Cos., Inc. (The) ............ 113,167 $ 17,144,800
T-Mobile US, Inc. .............. 17,474 2,930,914
Tractor Supply Co. ............. 10,662 337,026
Trane Technologies plc .......... 33,773 16,587,947
TransDigm Group, Inc. .......... 1,732 2,307,093
Travelers Cos., Inc. (The) ........ 4,674 1,542,981
Truist Financial Corp. ........... 77,168 3,844,510
Uber Technologies, Inc.
(f)
......... 43,547 3,142,352
Ulta Beauty, Inc.
(f)
.............. 3,367 1,518,450
Union Pacific Corp. ............ 29,607 8,053,104
United Airlines Holdings, Inc.
(f)
..... 58,952 8,016,882
UnitedHealth Group, Inc. ......... 25,652 10,661,741
USA Rare Earth LLC, (Acquired
01/26/26, cost $419,422)
(f)(j)
..... 19,508 420,983
Valero Energy Corp. ............ 37,361 9,730,299
Ventas, Inc. ................. 25,129 2,231,455
Veralto Corp. ................. 21,590 1,914,601
VeriSign, Inc. ................ 5,955 1,498,040
Verizon Communications, Inc. ..... 101,940 4,316,140
Vertex Pharmaceuticals, Inc.
(f)
..... 24,290 12,065,572
Vertiv Holdings Co. , Class A ...... 73,002 24,442,530
Viatris, Inc. .................. 129,335 2,053,840
VICI Properties, Inc. , Class A ...... 191,587 5,086,635
Visa, Inc. , Class A ............. 18,655 6,400,344
Vistance Networks, Inc.
(f)
......... 126,873 1,621,437
Vistra Corp. ................. 68,994 10,944,518
Walmart, Inc. ................. 104,267 11,809,280
Walt Disney Co. (The) .......... 178,031 17,135,484
Waste Management, Inc. ......... 5,369 1,196,643
Wealthfront Corp.
(f)
............. 46,121 412,322
Wells Fargo & Co. ............. 58,024 4,795,103
West Pharmaceutical Services, Inc. . 3,022 1,084,898
Western Digital Corp. ........... 5,398 3,447,811
Williams Cos., Inc. (The) ......... 206,811 15,374,330
Zeitview, Series E-3 , Class E
(d)(f)
.... 533,409 405,337
Zoom Communications, Inc. , Class A
(f)
5,125 442,339
2,006,823,926
Total Common Stocks — 67.8%
(Cost: $2,382,680,602) ........................... 2,757,352,869
Par (000)
Pa r (000)
Corporate Bonds
Angola — 0.0%
Azule Energy Finance plc, 8.25%,
01/22/31
(a)
................ USD 1,075 1,076,021
Argentina — 0.0%
(a)
Telecom Argentina SA, 9.25%,
05/28/33 ................. 131 139,944
Vista Energy Argentina SAU, 8.50%,
06/10/33 ................. 42 44,805
184,749
Australia — 0.2%
AngloGold Ashanti Holdings plc, 3.75%,
10/01/30 ................. 455 431,204
Mineral Resources Ltd.
(a)
9.25%, 10/01/28 ............ 10 10,325
8.50%, 05/01/30 ............ 403 416,093
Oceana Australian Fixed Income Trust
(d)
12.50%, 07/31/26 ........... AUD 2,180 1,511,285
12.50%, 07/31/27 ........... 3,633 2,556,307
Security
Par (000)
Par (000) Value
Australia (continued)
Quintis Australia Pty. Ltd.
(a)(d)(f)(i)(n)(o)
7.50%, (7.50% Cash or 8.00% PIK),
10/01/26 ............... USD 16,145 $ 1,735,573
12.00%, (12.00% Cash or 12.00%
PIK), 10/01/28 ........... 14,449 1
6,660,788
Austria — 0.1%
ams-OSRAM AG
(c)
2.13%, 11/03/27
(p)
........... EUR 1,000 1,119,764
7.25%, 05/31/32 ............ 692 814,430
1,934,194
Belgium — 0.0%
Telenet Finance Luxembourg Notes
SARL, 5.50%, 03/01/28
(a)
...... USD 1,400 1,366,208
Brazil — 0.0%
LD Celulose International GmbH,
7.95%, 01/26/32
(a)
........... 200 209,020
Petrobras Global Finance BV, 6.75%,
01/27/41 ................. 134 133,372
Raizen Fuels Finance SA
(a)(f)(n)
6.45%, 03/05/34 ............ 257 141,350
6.95%, 03/05/54 ............ 200 108,250
Samarco Mineracao SA
(o)
9.00%, (9.00% Cash or 9.00% PIK),
06/30/31
(a)
.............. 43 43,201
9.00%, (9.00% Cash or 9.00 % PIK),
06/30/31
(c)
.............. 237 238,350
Vale Overseas Ltd., 6.40%, 06/28/54 . 42 42,798
916,341
Canada — 0.4%
Air Canada Pass-Through Trust, Series
2020-1, Class C, 10.50%, 07/15/26
(a)
1,460 1,460,496
Alexandrite Lake Lux Holdings SARL,
6.75%, 07/30/30
(c)
........... EUR 489 557,829
Brookfield Residential Properties, Inc.,
4.88%, 02/15/30
(a)
........... USD 53 49,322
HR Ottawa LP, 11.00%, 03/31/31
(a)
.. 11,664 12,887,975
Toucan FinCo. Ltd., 9.50%, 05/15/30
(a)
950 895,820
15,851,442
Chile — 0.0%
(a)(b)(o)
WOM Chile Holdco SpA, 5.00%,
(5.00% Cash or 5.00% PIK),
04/01/32
(p)
................ 458 375,773
WOM Mobile SA, 11.75%, (11.75%
Cash or 12.50% PIK), 04/01/31 .. 33 33,045
408,818
China — 0.1%
Alibaba Group Holding Ltd., 0.50%,
06/01/31
(p)
................ 1,084 1,278,578
China Ruyi Holdings Ltd., 0.00%,
01/31/27
(c)(e)(p)
.............. HKD 2,000 242,641
CMOC Capital Ltd., 0.00%, 01/24/27
(c)(e)
(p)
...................... USD 700 682,499
Fantasia Holdings Group Co. Ltd.
(c)(f)(n)
11.75%, 04/17/24 ........... 716 7,876
10.88%, 01/09/25 ........... 815 9,169
MMG Ltd., 0.00%, 06/21/27
(c)(e)(p)
.... 200 197,199
Prosus NV, 4.03%, 08/03/50
(c)
..... 209 147,345
WuXi AppTec Co. Ltd., 0.00%,
05/22/27
(c)(e)(p)
.............. CNY 5,000 818,761

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
13
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
China (continued)
ZTO Express Cayman, Inc., 0.93%,
03/01/31
(c)(p)
............... USD 1,920 $ 1,850,880
5,234,948
Colombia — 0.0%
(a)
ABRA Global Finance, 14.00%,
(14.00% Cash or 8.00 % PIK),
10/22/29
(o)
................ 170 166,725
Gran Tierra Energy, Inc., 9.75%,
04/15/31 ................. 208 182,104
348,829
Czech Republic — 0.0%
Allwyn Entertainment Financing UK plc,
7.25%, 04/30/30
(c)
........... EUR 798 946,343
Denmark — 0.0%
SGL Group ApS
(b)
(3-mo. EURIBOR at 0.00% Floor +
4.75%), 6.94%, 04/22/30 .... 172 191,555
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 6.45%, 02/24/31
(a)(c)
.. 151 168,272
TDC Brands A/S, 8.00%, 04/30/31
(c)
. 861 997,111
1,356,938
Finland — 0.0%
(c)
Citycon Treasury BV, 5.38%, 07/08/31 100 109,869
Mehilainen Yhtiot Oy
5.13%, 06/30/32 ............ 468 539,358
(3-mo. EURIBOR at 0.00% Floor +
3.38%), 5.67%, 06/30/32
(b)
... 116 133,460
782,687
France — 0.5%
Afflelou SAS, 6.00%, 07/25/29
(c)
.... 388 457,980
Altice France SA
(c)
7.25%, 11/01/29 ............ 550 634,165
5.50%, 10/15/31 ............ 143 161,058
5.63%, 07/15/32 ............ 143 161,201
Atos Group, 8.13%, 05/21/31
(c)
..... 1,128 1,274,124
Banijay Gaming SAS, 5.13%,
12/10/31
(c)
................ 400 464,538
Bertrand Franchise Finance SAS ,
(3-mo. EURIBOR + 3.75%), 5.99%,
07/18/30
(b)(c)
............... 198 226,202
Clariane SE
(c)
0.88%, 03/06/27
(p)
........... 792 542,980
6.88%, 04/15/31 ............ 440 515,814
Egis SA, 5.13%, 05/15/31
(c)
....... 724 841,675
Elior Group SA, 5.63%, 03/15/30
(c)
.. 729 818,510
Forvia SE
2.75%, 02/15/27
(c)
........... 298 339,631
6.75%, 09/15/33
(a)
........... USD 425 424,802
Goldstory SAS
(3-mo. EURIBOR at 0.00% Floor +
4.00%), 6.15%, 02/01/30
(a)(b)
.. EUR 729 838,301
6.75%, 02/01/30
(a)
........... 563 658,164
6.75%, 02/01/30
(c)
........... 144 168,340
HomeVi SASU, 6.63%, 10/31/31
(c)
.. 461 535,024
Iliad SA, 4.25%, 01/09/32
(c)
....... 400 459,970
Kapla Holding SAS
(c)
5.13%, 04/30/32 ............ 261 300,108
(3-mo. EURIBOR at 0.00% Floor +
3.00%), 5.20%, 04/30/33
(b)
... 505 583,357
Lion/Polaris Lux Midco SARL
(3-mo. EURIBOR at 0.00% Floor +
3.63%), 5.75%, 07/01/29
(b)(c)
.. 620 712,453
Security
Par (000)
Par (000) Value
France (continued)
Loxam SAS, 6.38%, 05/31/29
(c)
.... EUR 951 $ 1,118,860
Lune Holdings SARL, 5.63%,
11/15/28
(c)
................. 749 8,558
Maya SAS, 5.63%, 10/15/28
(c)
..... 2,076 2,385,846
New Immo Holding SA
(c)
5.88%, 04/17/28 ............ 300 350,328
4.88%, 12/08/28 ............ 700 802,324
5.50%, 04/23/31 ............ 100 114,542
Paprec Holding SA, 4.13%, 07/15/30
(c)
792 902,505
RCI Banque SA
(b)(c)
(5-Year EURIBOR ICE Swap Rate
+ 2.75%), 5.50%, 10/09/34 ... 200 236,881
(5-Year EURIBOR ICE Swap Rate
+ 2.75%), 5.50%, 10/09/34 ... 400 473,763
(5-Year EURIBOR ICE Swap Rate
+ 2.20%), 4.75%, 03/24/37 ... 400 460,293
Sabena technics SAS, (Acquired
10/28/22, cost $1,694,694) , (3-mo.
EURIBOR + 5.00%), 7.29%, (7.29%
Cash or 5.00% PIK), 09/30/29
(b)(d)(j)(o)
1,713 1,956,705
Seche Environnement SACA, 4.50%,
03/25/30
(c)
................ 105 121,134
20,050,136
Germany — 0.5%
alstria SARL
(c)
4.25%, 10/15/29 ............ 300 335,244
5.50%, 03/20/31 ............ 500 570,677
BRANICKS Group AG, 2.25%,
09/22/26
(c)
................ 300 194,761
DEMIRE Deutsche Mittelstand Real
Estate AG, 5.00%, 12/31/27
(c)(q)
.. 1,233 1,275,037
Dynamo Newco II GmbH
6.25%, 10/15/31
(c)
........... 436 470,305
Envalior Deutschland Gmbh, (6-mo.
EURIBOR at 0.00% Floor + 9.50%),
12.00%, (12.00% Cash or 12.00%
PIK), 04/01/31
(b)(d)(o)
.......... 3,265 2,966,114
Gruenenthal GmbH, 4.63%, 11/15/31
(c)
558 640,879
HT Troplast GmbH, 7.63%, 07/15/31
(c)
322 373,221
IHO Verwaltungs GmbH
(o)
7.00%, (7.00% Cash or 7.75% PIK),
11/15/31
(c)
.............. 514 627,520
7.37%, (7.37% Cash or 8.13% PIK),
05/15/33
(a)
.............. USD 200 207,928
K+S AG , 0.63%, 06/16/31
(c)(p)
...... EUR 400 455,093
Mahle GmbH
6.50%, 05/02/31
(a)
........... 1,061 1,263,485
7.13%, 07/15/32
(c)
........... 382 459,756
Nidda Healthcare Holding GmbH ,
(3-mo. EURIBOR at 0.00% Floor +
3.25%), 5.53%, 10/15/32
(b)(c)
.... 660 756,063
PrestigeBidCo GmbH
(b)(c)
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 5.95%, 07/01/29 .... 138 159,622
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 5.95%, 07/01/29 .... 315 364,353
Progroup AG
(a)
5.13%, 04/15/29 ............ 360 420,338
5.38%, 04/15/31 ............ 362 422,508
RAG-Stiftung, 1.45%, 12/16/31
(c)(p)
.. 900 1,050,426
Schaeffler AG
(c)
4.25%, 04/01/28 ............ 200 230,584
5.38%, 04/01/31 ............ 200 238,631
5.00%, 05/13/33 ............ 400 462,549

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation V.I. Fund
14
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Germany (continued)
TAG Immobilien AG, 0.63%, 03/11/31
(c)
(p)
...................... EUR 300 $ 368,846
Techem Verwaltungsgesellschaft 675
mbH, 4.63%, 07/15/32
(c)
....... 200 229,889
TUI Cruises GmbH
6.25%, 04/15/29
(a)
........... 716 843,579
5.00%, 05/15/30
(c)
........... 250 289,834
Vonovia SE
(c)(p)
0.00%, 06/30/31 ............ 1,200 1,404,691
Series B, 0.88%, 05/20/32 ...... 200 216,388
ZF Europe Finance BV
(c)
7.00%, 06/12/30 ............ 400 485,907
5.50%, 02/17/32 ............ 300 339,119
ZF North America Capital, Inc.
(a)
6.88%, 04/14/28 ............ USD 150 153,417
7.13%, 04/14/30 ............ 689 694,436
6.75%, 04/23/30 ............ 247 244,931
19,216,131
Greece — 0.0%
(b)(c)
Eurobank SA, (1-Year EURIBOR
ICE Swap Rate + 1.70%), 4.00%,
02/07/36 ................. EUR 601 682,188
National Bank of Greece SA, (5-Year
EURIBOR ICE Swap Rate + 3.15%),
5.88%, 06/28/35 ............ 378 458,824
1,141,012
Hong Kong — 0.0%
(c)
HKT Capital No. 6 Ltd., 3.00%,
01/18/32 ................. USD 350 319,770
Swire Pacific Finance Ltd., 0.00%,
06/16/27
(e)(p)
............... HKD 5,000 670,356
990,126
India — 0.0%
REI Agro Ltd.
(d)(f)(n)(p)
5.50%, 11/13/14
(a)
........... USD 5,549 1
5.50%, 11/13/14
(c)
........... 2,291 —
ReNew Pvt Ltd., 5.88%, 03/05/27
(c)
.. 200 199,424
Renew Treasury Ifsc Pvt Ltd., 6.50%,
02/02/31
(a)
................ 200 198,282
397,707
Indonesia — 0.0%
Freeport Indonesia PT, 4.76%,
04/14/27
(c)
................ 252 251,909
Minejesa Capital BV, 5.63%, 08/10/37
(a)
200 190,500
442,409
Ireland — 0.0%
Cedacri SpA, (3-mo. EURIBOR at
4.63% Floor + 4.63%), 6.91%,
05/15/28
(b)(c)
............... EUR 225 246,945
eircom Finance DAC, 5.00%,
04/30/31
(c)
................ 594 686,778
Flutter Treasury DAC, 4.00%,
06/04/31
(c)
................ 333 374,707
GGAM Finance Ltd., 6.88%, 04/15/29
(a)
USD 34 34,741
Virgin Media O2 Vendor Financing
Notes V DAC, 7.88%, 03/15/32
(c)
. GBP 196 215,443
1,558,614
Israel — 0.1%
Energean plc, 5.63%, 05/12/31
(c)
... EUR 275 313,129
Teva Pharmaceutical Finance
Netherlands II BV
7.38%, 09/15/29 ............ 50 62,915
Security
Par (000)
Par (000) Value
Israel (continued)
7.38%, 09/15/29 ............ EUR 163 $ 205,101
7.88%, 09/15/31 ............ 29 38,768
7.88%, 09/15/31 ............ 889 1,188,453
1,808,366
Italy — 0.4%
Agrifarma SpA, 4.50%, 10/31/28
(a)
.. 1,715 1,969,485
Almaviva-The Italian Innovation Co.
SpA, 5.00%, 10/30/30
(c)
....... 377 420,161
Cesar SpA
(c)
6.50%, 09/30/31 ............ 416 486,253
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 6.54%, 09/30/31
(b)
... 420 486,014
Dolcetto Holdco SpA, 5.63%,
07/14/32
(c)
................ 561 644,753
Engineering - Ingegneria Informatica -
SpA, 11.13%, 05/15/28
(c)
....... 272 323,086
Fedrigoni SpA, 6.13%, 06/15/31
(c)
... 751 870,549
Fiber Midco SpA, 10.75%, (10.75%
Cash or 10.75% PIK), 06/15/29
(c)(o)
416 434,380
Fibercop SpA, 5.38%, 04/15/31
(c)
... 1,128 1,336,625
FIS Fabbrica Italiana Sintetici SpA,
(3-mo. EURIBOR + 3.25%), 5.40%,
02/05/31
(b)(c)
............... 171 197,279
Gruppo San Donato SpA, 6.50%,
10/31/31
(c)
................ 315 355,693
IMA Industria Macchine Automatiche
SpA
(b)
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 5.95%, 04/15/29
(c)
... 332 383,701
(3-mo. EURIBOR + 3.75%), 5.95%,
04/15/29
(a)
.............. 709 819,411
Irca SpA , (3-mo. EURIBOR at 0.00%
Floor + 3.75%), 6.15%, 12/15/29
(b)(c)
361 414,597
Italmatch Chemicals SpA, (3-mo.
EURIBOR at 0.00% Floor + 4.13%),
6.42%, 02/05/31
(b)(c)
.......... 354 408,171
Itelyum Regeneration SpA, 5.75%,
04/15/30
(c)
................ 391 452,940
Kiko SpA, (3-mo. EURIBOR at 0.00%
Floor + 3.25%), 5.45%, 01/15/32
(b)(c)
474 546,315
Lottomatica Group SpA
(c)
5.38%, 06/01/30 ............ 218 255,916
4.88%, 01/31/31 ............ 325 378,925
Multiversity SpA
(c)
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 6.40%, 05/17/31
(b)
... 291 335,374
7.13%, 05/17/31 ............ 319 378,290
Rossini SARL
(c)
(3-mo. EURIBOR at 0.00% Floor +
3.88%), 6.17%, 12/31/29
(b)
... 160 184,111
6.75%, 12/31/29 ............ 343 406,034
Taurus Law 130 Securities SRL,
(Acquired 07/14/23, cost
$1,722,041), (3-mo. EURIBOR +
3.25%), 5.77%, 08/22/27
(b)(c)(d)(j)
.. 1,550 1,763,668
TeamSystem SpA, (3-mo. EURIBOR
at 0.00% Floor + 3.50%), 5.70%,
07/31/31
(b)(c)
............... 108 122,319
Telecom Italia Capital SA, 7.72%,
06/04/38 ................. USD 206 236,549
14,610,599
Japan — 0.4%
(c)
JX Advanced Metals Corp.
(e)(p)
0.00%, 06/04/29 ............ JPY 290,000 2,211,630

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
15
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Japan (continued)
0.00%, 06/03/31 ............ JPY 260,000 $ 1,978,843
Nippon Steel Corp.
(e)(p)
0.00%, 02/14/29 ............ 250,000 1,542,944
0.00%, 02/14/31 ............ 190,000 1,173,222
Nissan Motor Co. Ltd., 5.25%, 07/17/29 EUR 643 744,990
SoftBank Group Corp.
5.38%, 01/08/29 ............ 419 486,068
5.25%, 10/10/29 ............ 288 330,737
6.38%, 04/22/30 ............ 976 1,142,845
5.88%, 07/10/31 ............ 1,180 1,352,553
7.00%, 04/22/32 ............ 407 484,734
5.75%, 07/08/32 ............ 922 1,047,039
6.38%, 07/10/33 ............ 750 859,560
7.38%, 04/22/34 ............ 519 617,958
13,973,123
Jersey, Channel Islands — 0.1%
Aston Martin Capital Holdings Ltd.
10.00%, 03/31/29
(a)
.......... USD 1,581 1,230,076
10.38%, 03/31/29
(c)
.......... GBP 450 475,072
10.38%, 03/31/29
(c)
.......... 158 166,344
Deepocean Ltd., 6.00%, 04/08/31
(c)
.. EUR 215 251,757
Stonepeak Motion Holdco Ltd., 5.00%,
07/15/33
(c)
................ 244 280,869
TER Finance Jersey Ltd., 4.50%,
10/31/31
(c)
................ 1,609 1,837,789
4,241,907
Kazakhstan — 0.0%
Kaspi.KZ JSC, 5.90%, 04/28/31
(a)
... USD 200 199,779
Kuwait — 0.0%
Equate Petrochemical Co. KSCC,
4.25%, 11/03/26
(c)
........... 267 265,863
Luxembourg — 0.3%
ADLER Financing SARL, 8.25%,
(8.25% Cash or 8.25% PIK),
12/31/28
(o)
................ EUR 1,146 1,364,003
Albion Financing 1 SARL, 5.38%,
05/21/30
(c)
................ 333 393,838
Breakwater Energy Holdings SARL,
9.25%, 11/15/30
(a)
........... USD 300 316,524
Currenta Group Holdings SARL
(c)
5.50%, 05/15/30 ............ EUR 167 193,332
(3-mo. EURIBOR at 0.00% Floor +
4.00%), 6.28%, 05/15/32
(b)
... 217 249,504
Garfunkelux Holdco 3 SA, 9.00%,
09/01/28
(c)
................ 1,211 1,387,054
Herens Holdco SARL, 4.75%,
05/15/28
(a)
................ USD 200 174,450
INEOS Finance plc, 7.25%, 03/31/31
(c)
EUR 458 498,232
ION Platform Finance SARL
7.88%, 05/01/29
(a)
........... 928 954,418
6.50%, 09/30/30
(c)
........... 358 328,348
6.88%, 09/30/32
(c)
........... 276 233,663
Kleopatra Finco SARL, (1-mo.
EURIBOR + 2.00%), 6.00%,
01/30/31
(b)
................ 796 764,082
Luna 1.5 SARL, 10.50%, (10.50% Cash
or 11.25% PIK), 07/01/32
(c)(o)
.... 182 221,078
Luna 2.5 SARL, 5.50%, 07/01/32
(c)
.. 230 266,503
Maxam Prill SARL, 6.00%, 07/15/30
(c)
1,252 1,460,044
Summer BC Holdco B SARL
(c)
5.88%, 02/15/30 ............ 420 420,637
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 6.53%, 02/15/30
(b)
... 209 208,913
Security
Par (000)
Par (000) Value
Luxembourg (continued)
Vivion Investments SARL
(c)
8.25%, (8.25% Cash or 8.00% PIK),
02/28/29
(o)
.............. EUR 694 $ 793,797
5.63%, 06/08/30 ............ 232 256,333
5.63%, 06/08/30 ............ 706 780,048
11,264,801
Macau — 0.0%
Studio City Finance Ltd., 5.00%,
01/15/29
(c)
................ USD 334 319,538
Malaysia — 0.0%
CIMB Bank Bhd., 2.13%, 07/20/27
(c)
. 200 195,096
Mauritius — 0.3%
(d)
Flourishing Trade & Investment Ltd.,
11.04%, 04/02/28
(a)
.......... 6,477 6,663,577
Resurgent Trade & Investments Ltd.,
9.52%, 12/05/27
(c)
........... 4,400 4,400,000
11,063,577
Mexico — 0.0%
Grupo Televisa SAB, 6.63%, 01/15/40 132 115,867
Netherlands — 0.2%
Boels Topholding BV
6.25%, 02/15/29
(c)
........... EUR 1,317 1,536,814
5.75%, 05/15/30
(a)
........... 196 230,113
Nouryon Finance BV, 6.13%,
07/15/31
(c)
................ 393 456,210
Sunrise FinCo. I BV, 4.88%, 07/15/31
(a)
USD 1,280 1,210,509
VZ Secured Financing BV
5.00%, 01/15/32
(a)
........... 466 407,832
5.25%, 01/15/33
(c)
........... EUR 928 1,010,179
VZ Vendor Financing II BV, 2.88%,
01/15/29
(c)
................ 1,318 1,454,891
6,306,548
Norway — 0.0%
Athomstart Invest 1083 A/S, (3-mo.
EURIBOR at 0.00% Floor + 6.00%),
8.28%, 06/04/30
(a)(b)(c)
......... 1,500 1,725,879
Peru — 0.0%
(a)
Marcobre SAC, 5.75%, 01/22/36 ... USD 200 197,150
Pluspetrol Camisea SA, 6.24%,
07/03/36 ................. 75 78,060
Volcan Cia Minera SAA, 8.50%,
10/28/32 ................. 138 142,264
417,474
Portugal — 0.0%
EDP SA , (5-Year EURIBOR ICE Swap
Rate + 2.40%), 4.63%, 09/16/54
(b)(c)
EUR 500 580,386
Republic of Turkiye — 0.0%
Turkcell Iletisim Hizmetleri A/S, 7.65%,
01/24/32
(a)
................ USD 200 206,972
Saudi Arabia — 0.0%
Gaci First Investment Co., 5.25%,
05/14/33
(c)
................ 234 233,532
Singapore — 0.1%
Continuum Energy Pte. Ltd., 12.85%,
09/11/27
(a)(d)
............... 2,126 2,113,292
Slovenia — 0.0%
United Group BV, 6.50%, 10/31/31
(c)
. EUR 150 176,862

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation V.I. Fund
16
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
South Africa — 0.0%
Sappi Papier Holding GmbH, 4.50%,
03/15/32
(c)
................ EUR 354 $ 338,895
Spain — 0.1%
(c)
Arena Luxembourg Finance SARL ,
(3-mo. EURIBOR at 0.00% Floor +
2.50%), 4.65%, 05/01/30
(b)
..... 374 431,138
Cellnex Telecom SA, 0.75%, 11/20/31
(p)
400 414,407
Cirsa Finance International SARL
4.88%, 10/15/31 ............ 166 193,021
(3-mo. EURIBOR + 3.00%), 5.40%,
10/15/32
(b)
.............. 243 280,127
Grifols SA
7.13%, 05/01/30 ............ 269 319,666
7.50%, 05/01/30 ............ 169 201,337
Iberdrola Finanzas SA, Series IBE,
1.50%, 03/27/30
(p)
........... 400 570,619
2,410,315
Sweden — 0.1%
(c)
Heimstaden AB
8.38%, 01/29/30 ............ 311 371,718
7.36%, 01/24/31 ............ 182 211,558
Heimstaden Bostad Treasury BV,
1.38%, 03/03/27 ............ 341 385,165
Intrum Investments & Financing AB,
8.00%, 09/11/27 ............ 812 928,838
Stena International SA, 7.25%,
01/15/31 ................. USD 1,015 1,037,746
Verisure Midholding AB, 5.25%,
02/15/29 ................. EUR 1,013 1,157,283
4,092,308
Switzerland — 0.0%
gategroup Finance Luxembourg SA,
3.00%, 02/28/27
(c)
........... CHF 695 861,919
Ukraine — 0.0%
NAK Naftogaz Ukraine
(o)
7.13%, (7.13% Cash or 7.13% PIK),
07/19/26
(c)
.............. EUR 269 279,274
7.63%, (7.63 % Cash or 7.63% PIK),
11/08/28
(a)
.............. USD 251 222,409
VF Ukraine PAT, 9.62%, 02/11/27
(c)(q)
. 228 228,068
729,751
United Arab Emirates — 0.0%
MDGH GMTN RSC Ltd., 4.38%,
11/22/33
(a)
................ 314 300,212
United Kingdom — 0.8%
10x Future Technologies Services
Ltd., (Acquired 12/19/23, cost
$2,297,692), 15.00%, (15.00% Cash
or 15.00% PIK), 06/19/26
(d)(f)(j)(n)(o)
. GBP 1,790 1,780,276
Alexandrite Monnet UK Holdco plc,
6.88%, 05/31/31
(c)
........... EUR 437 502,920
Allwyn Entertainment Financing UK plc,
4.63%, 08/15/31
(c)
........... 299 337,367
Amber Finco plc, 6.63%, 07/15/29
(c)
. 240 284,069
Ardonagh Finco Ltd., 6.88%, 02/15/31
(a)
1,971 2,266,661
Barclays plc, (1-day SOFR + 0.91%),
4.91%, 06/26/30
(b)
........... USD 533 532,903
BCP V Modular Services Finance II plc
6.13%, 11/30/28
(a)
........... GBP 1,509 1,883,758
6.13%, 11/30/28
(c)
........... 358 446,909
BCP V Modular Services Finance plc,
6.75%, 11/30/29
(a)
........... EUR 1,470 1,079,910
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Bellis Acquisition Co. plc, 8.13%,
05/14/30
(c)
................ GBP 445 $ 554,495
Biffa Group Holdings Ltd.
(c)
5.25%, 06/15/31 ............ EUR 366 419,254
7.38%, 06/15/31 ............ GBP 390 521,568
Boots Group Finco LP
(c)
5.38%, 08/31/32 ............ EUR 300 351,265
7.38%, 08/31/32 ............ GBP 150 205,443
California Buyer Ltd., 5.63%, 02/15/32
(c)
EUR 390 452,869
CD&R Firefly Bidco plc, 8.63%,
04/30/29
(c)
................ GBP 189 257,945
ContourGlobal Power Holdings SA,
5.00%, 02/28/30
(c)
........... EUR 404 467,050
Co-Operative Group Ltd., 8.25%,
12/15/31
(c)
................ GBP 444 604,401
Deuce Finco plc
(c)
7.00%, 11/20/31 ............ 324 439,413
(3-mo. EURIBOR + 3.50%), 5.90%,
11/20/32
(b)
.............. EUR 420 487,613
Edge Finco plc, 8.13%, 08/15/31
(c)
.. GBP 835 1,157,106
EG Global Finance plc, 12.00%,
11/30/28
(a)
................ USD 652 692,344
Entain plc, 4.88%, 11/30/31
(c)
...... EUR 300 346,824
Froneri Lux FinCo SARL, 4.75%,
08/01/32
(c)
................ 373 415,934
Heathrow Finance plc, 6.63%,
03/01/31
(c)
................ GBP 619 822,360
INEOS Quattro Finance 2 plc, 8.50%,
03/15/29
(c)
................ EUR 357 373,807
Ithaca Energy North Sea plc
8.13%, 10/15/29
(a)
........... USD 500 518,284
5.50%, 10/01/31
(c)
........... EUR 388 441,964
Mobico Group plc, 4.88%, 09/26/31
(c)
748 681,750
Motion Finco SARL, 7.38%, 06/15/30
(c)
355 352,224
Neoen Finco plc, 5.50%, 06/15/31
(c)
. 754 877,617
Ocado Group plc, 11.00%, 06/15/30
(c)
GBP 320 447,014
OEG Finance plc, 7.25%, 09/27/29
(c)
. EUR 971 1,148,833
Pinewood Finco plc, 6.00%, 03/27/30
(a)
GBP 322 427,173
Pinnacle Bidco plc, 10.00%, 10/11/28
(c)
976 1,344,745
Stonegate Pub Co. Financing plc
(c)
(3-mo. EURIBOR + 6.63%), 8.91%,
07/31/29
(b)
.............. EUR 193 222,555
10.75%, 07/31/29 ........... GBP 44 59,588
10.75%, 07/31/29 ........... 472 639,216
Thames Water Utilities Finance plc,
4.00%, 06/19/27
(c)
........... 1,381 1,039,557
Virgin Media Secured Finance plc
(c)
4.25%, 01/15/30 ............ 708 824,959
4.13%, 08/15/30 ............ 796 905,285
Vmed O2 UK Financing I plc
4.50%, 07/15/31
(c)
........... 396 430,937
4.75%, 07/15/31
(a)
........... USD 200 164,331
5.63%, 04/15/32
(c)
........... EUR 290 291,623
Zegona Finance plc
(c)
6.75%, 07/15/29 ............ 1,247 1,475,285
4.25%, 01/15/32 ............ 862 988,690
30,966,094
United States — 3.9%
Acrisure LLC, 6.75%, 07/01/32
(a)
.... USD 100 89,882
Advanced Energy Industries, Inc.,
0.00%, 05/15/31
(a)(e)(p)
......... 160 174,854
Alexander Funding Trust II, 7.47%,
07/31/28
(a)
................ 635 662,838
Alliant Holdings Intermediate LLC,
5.88%, 11/01/29
(a)
........... 100 97,735

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
17
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Allied Universal Holdco LLC, 4.88%,
06/01/28
(c)
................ GBP 2,168 $ 2,856,984
AMC Global Media, Inc.
4.25%, 02/15/29
(p)
........... USD 816 868,020
4.25%, 02/15/29 ............ 1,043 922,089
American Airlines Pass-Through Trust,
Series 2025-1, Class B , 5.65%,
11/11/34 .................. 468 463,046
Arcosa, Inc., 6.88%, 08/15/32
(a)
.... 100 104,314
Ardagh Group SA
9.50%, 12/01/30
(c)
........... 1,200 1,283,002
11.00%, (11.00% Cash or 7.50%
PIK), 12/01/30
(c)(o)
......... EUR 2,114 2,274,378
11.00%, ( 11.00% Cash or 6.50%
PIK), 12/01/30
(a)(b)(o)
........ USD 2,051 1,949,385
Ardagh Metal Packaging Finance USA
LLC, 2.00%, 09/01/28
(c)
........ EUR 399 443,436
Ashton Woods USA LLC, 6.88%,
08/01/33
(a)
................ USD 316 313,208
ATI, Inc., 7.25%, 08/15/30 ........ 116 120,440
Avianca Midco 2 plc, 9.00%, 12/01/28
(c)
57 58,240
Avis Budget Car Rental LLC, 8.38%,
06/15/32
(a)
................ 17 17,112
Bausch + Lomb Corp., 8.38%,
10/01/28
(a)
................ 100 102,750
Bausch + Lomb Netherlands BV , (3-mo.
EURIBOR at 0.00% Floor + 3.88%),
6.08%, 01/15/31
(b)(c)
.......... EUR 288 331,520
BCPE Flavor Debt Merger Sub LLC &
BCPE Flavor Issuer, Inc., 9.50%,
07/01/32
(a)
................ USD 83 78,490
Beach Acquisition Bidco LLC, 5.25%,
07/15/32
(c)
................ EUR 409 475,778
Beazer Homes USA, Inc., 8.00%,
01/15/32
(a)
................ USD 207 207,556
Beignet Investor LLC, 6.58%,
05/30/49
(a)
................ 7,897 8,056,147
Big Sky Funding LLC, Class A2,
5.75%, (5.75% Cash or 5.75% PIK),
10/20/35
(d)(o)
............... 2,093 2,093,000
Bond US Bidco 1, Inc., 7.13%,
06/15/33
(a)
................ 200 201,945
Bracelet Holdings, Inc., 9.25%,
07/02/28
(a)
................ 2,569 2,557,202
Breeze Aviation Group, Inc.
(Acquired 01/26/24, cost
$3,487,356) 20.00%, (20.00%
Cash or 20.00% PIK),
01/30/28
(d) (j)(o)
............ 3,487 3,949,431
Builders FirstSource, Inc., 6.75%,
05/15/35
(a)
................ 100 101,957
California Resources Corp., 7.00%,
01/15/34
(a)
................ 582 575,556
Canpack Group, Inc., 6.00%,
05/15/31
(a)
................ 259 260,469
CCO Holdings LLC
(a)
4.25%, 02/01/31 ............ 100 90,058
4.75%, 02/01/32 ............ 208 185,530
7.00%, 02/01/33 ............ 88 86,301
4.50%, 06/01/33 ............ 73 63,333
Celanese US Holdings LLC, 6.75%,
04/15/33 ................. 100 101,868
Centene Corp., 4.25%, 12/15/27 ... 978 972,864
Chemours Co. (The), 4.63%, 11/15/29
(a)
19 18,135
Cinemark USA, Inc., 7.00%, 08/01/32
(a)
89 91,817
Security
Par (000)
Par (000) Value
United States (continued)
Cipher Compute LLC, 7.13%,
11/15/30
(a)
................ USD 10 $ 10,395
Citigroup Global Markets Holdings, Inc.,
0.00%, 06/17/29
(a)(b)
.......... 2,035 2,035,000
Citigroup, Inc., 5.92%, 12/11/30
(b)
... 2,156 2,046,406
Clarios Global LP
6.75%, 05/15/28
(a)
........... 100 101,464
4.75%, 06/15/31
(c)
........... EUR 572 661,141
Clear Channel Outdoor Holdings, Inc.,
7.13%, 02/15/31
(a)
........... USD 97 100,443
Cleveland-Cliffs, Inc., 7.00%,
03/15/32
(a)
................ 32 31,747
Cloud Software Group LLC
(a)
6.50%, 03/31/29 ............ 226 219,284
9.00%, 09/30/29 ............ 404 392,135
8.25%, 06/30/32 ............ 279 261,491
Clydesdale Acquisition Holdings, Inc.,
8.75%, 04/15/30
(a)
........... 509 502,082
Columbus McKinnon Corp., 7.13%,
02/01/33
(a)
................ 9 9,019
Community Health Systems, Inc.,
4.75%, 02/15/31
(a)
........... 65 59,798
Core Scientific, Inc., 0.00%, 06/15/31
(a)
(e)(p)
..................... 226 317,643
CoreWeave, Inc.
9.75%, 10/01/31
(a)
........... 1,684 1,680,285
8.50%, 07/15/32
(c)
........... EUR 1,836 2,064,846
CRC Insurance Group LLC, 7.13%,
06/01/31
(a)
................ USD 56 55,821
Crescent Energy Finance LLC
(a)
7.88%, 04/15/32 ............ 55 55,689
7.38%, 01/15/33 ............ 575 571,546
CSC Holdings LLC
(a)
5.50%, 04/15/27 ............ 1,673 1,120,927
11.25%, 05/15/28 ........... 359 231,536
11.75%, 01/31/29 ........... 784 482,256
Dana Financing Luxembourg SARL,
8.50%, 07/15/31
(c)
........... EUR 626 751,941
Darling Global Finance BV, 4.50%,
07/15/32
(c)
................ 518 596,856
DaVita, Inc., 6.75%, 07/15/33
(a)
.... USD 100 103,185
DirecTV Financing LLC, 9.25%,
06/01/32
(a)
................ 52 52,834
Discovery Global Holdings, Inc.
3.76%, 03/15/27 ............ 2,283 2,263,011
4.28%, 03/15/32 ............ 68 61,020
DISH Network Corp., 3.38%, 08/15/26
(p)
411 395,793
EchoStar Corp.
10.75%, 11/30/29 ........... 80 86,450
6.75%, 11/30/30 ............ 180 182,988
ELK Grove Village Property LLC,
7.50%, 06/15/31
(a)
........... 30 30,203
Encore Capital Group, Inc., (3-mo.
EURIBOR at 0.00% Floor + 3.25%),
5.44%, 07/15/33
(b)(c)
.......... EUR 352 407,203
Energizer Holdings, Inc., 4.38%,
03/31/29
(a)
................ USD 55 53,245
Entegris, Inc., 5.95%, 06/15/30
(a)
... 100 101,015
EQT Corp., 7.50%, 06/01/30 ...... 210 226,729
Fertitta Entertainment LLC, 6.75%,
01/15/30
(a)
................ 100 98,070
Figeac Aero North America,
Inc., (Acquired 08/19/25, cost
$1,919,858), 7.79%, 07/23/30
(c)(d)(j)
EUR 1,650 1,852,297

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation V.I. Fund
18
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
First Citizens BancShares, Inc., (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 1.97%),
6.25%, 03/12/40
(b)
........... USD 2,838 $ 2,796,516
FirstCash, Inc., 5.63%, 01/01/30
(a)
.. 100 99,410
Five Point Operating Co. LP, 8.00%,
10/01/30
(a)
................ 117 119,773
FMC Corp., 8.00%, 06/01/31
(a)
..... 1,974 2,054,518
Ford Motor Credit Co. LLC
5.13%, 11/05/26 ............ 706 706,831
4.27%, 01/09/27 ............ 702 699,941
Fortrea Holdings, Inc., 7.50%,
07/01/30
(a)
................ 119 120,636
Freedom Mortgage Holdings LLC,
6.88%, 05/01/31
(a)
........... 100 97,046
FTAI Aviation Investors LLC, 7.88%,
12/01/30
(a)
................ 100 104,486
Full House Resorts, Inc., 8.25%,
02/15/28
(a)
................ 59 57,673
Gaia Purchaser, Inc., 7.63%, 07/15/33
(a)
10 10,115
Gen Digital, Inc., 7.13%, 09/30/30
(a)
. 22 22,392
Granite Ridge Resources, Inc., 8.88%,
11/05/29
(a)
................ 5,123 5,073,809
GS Finance Corp.
(b)
5.95%, 01/15/31 ............ 5,710 5,490,199
6.11%, 02/17/31 ............ 2,568 2,483,495
7.35%, 02/17/31 ............ 5,335 5,187,439
Hertz Corp. (The), 6.75%, (6.75% Cash
or 6.75% PIK), 07/01/30
(a)(b)(o)(p)
... 157 146,639
Hilton Domestic Operating Co., Inc.,
5.75%, 09/15/33
(a)
........... 100 100,375
Homes By West Bay LLC, 11.00%,
02/06/30
(d)
................ 9,929 9,581,485
HUB International Ltd., 7.25%,
06/15/30
(a)
................ 100 102,624
ION Platform Finance US, Inc.
(a)
4.63%, 05/01/28 ............ 383 348,537
5.75%, 05/15/28 ............ 920 844,452
Iron Mountain, Inc.
6.25%, 01/15/33
(a)
........... 68 68,712
4.75%, 01/15/34
(c)
........... EUR 654 742,295
ITT Holdings LLC, 6.50%, 08/01/29
(a)
USD 49 48,426
Jane Street Group, 6.75%, 05/01/33
(a)
34 34,965
JetBlue Airways Corp., 9.88%,
09/20/31
(a)
................ 48 43,474
JetBlue Pass-Through Trust, Series
2019-1, Class AA, 2.75%, 05/15/32 250 221,549
King US Bidco, Inc., (3-mo. EURIBOR
at 0.00% Floor + 3.25%), 5.45%,
12/01/32
(b)(c)
............... EUR 475 548,176
Kronos International, Inc., 9.50%,
03/15/29
(c)
................ 219 245,658
LCM Investments Holdings II LLC,
4.88%, 05/01/29
(a)
........... USD 100 97,362
Lessen LLC, (3-mo. CME Term SOFR
+ 8.50%), 12.23%, 01/05/28
(a)(b)(d)(f)(n)
5,070 3,786,084
Level 3 Financing, Inc.
(a)
6.88%, 06/30/33 ............ 49 50,343
7.50%, 02/15/37 ............ 11 11,290
LGI Homes, Inc., 7.00%, 11/15/32
(a)
. 928 922,208
Light & Wonder International, Inc.,
7.25%, 11/15/29
(a)
........... 41 41,741
Live Nation Entertainment, Inc., 4.75%,
10/15/27
(a)
................ 39 38,914
Mauser Packaging Solutions Holding
Co., 9.25%, 04/15/30
(a)
........ 23 22,627
Security
Par (000)
Par (000) Value
United States (continued)
Medline Borrower LP, 3.88%,
04/01/29
(a)
................ USD 100 $ 97,114
Meridian Arc Holdco LLC, 6.25%,
04/30/31
(a)
................ 2,589 2,594,799
MGM Resorts International, 6.50%,
04/15/32 ................. 88 88,019
MKS, Inc., 4.25%, 02/15/34
(c)
...... EUR 1,036 1,168,979
Molina Healthcare, Inc., 6.25%,
01/15/33
(a)
................ USD 100 100,168
Morgan Stanley Finance LLC, 6.18%,
05/08/31
(a)(b)(d)
.............. EUR 10,038 11,311,714
MPT Operating Partnership LP
0.99%, 10/15/26 ............ 564 632,195
7.00%, 02/15/32
(c)
........... 421 483,534
NCL Finance Ltd., 6.13%, 03/15/28
(a)
USD 100 100,763
NCR Atleos Corp., 9.50%, 04/01/29
(a)
1,010 1,076,950
NCR Voyix Corp., 5.13%, 04/15/29
(a)
. 100 97,553
New Generation Gas Gathering LLC,
10.34%, 09/30/29
(a)(d)
......... 4,370 4,397,803
Newell Brands, Inc., 6.63%, 05/15/32 100 101,265
Nissan Motor Acceptance Co. LLC,
6.13%, 09/30/30
(a)
........... 100 98,302
Northern Oil & Gas, Inc., 7.88%,
10/15/33
(a)
................ 291 289,149
Novelis Corp., 3.88%, 08/15/31
(a)
... 13 11,841
NRG Energy, Inc., 5.75%, 01/15/34
(a)
32 31,750
Oak-Eagle AcquireCo, Inc.
6.25%, 07/01/33
(c)
........... EUR 1,172 1,402,154
7.25%, 07/01/33
(a)
........... USD 47 49,167
Olympus Water US Holding Corp.,
6.13%, 02/15/33
(c)
........... EUR 531 610,480
OneMain Finance Corp., 7.13%,
11/15/31 .................. USD 125 127,161
Paramount Global , (3-mo. SOFR +
4.16%), 6.25%, 02/28/57
(b)
..... 100 81,125
PennyMac Financial Services, Inc.,
6.88%, 05/15/32
(a)
........... 100 97,864
Permian Resources Operating LLC,
5.88%, 07/01/29
(a)
........... 100 99,986
Perrigo Finance Unlimited Co., 5.38%,
09/30/32 ................. EUR 258 289,102
Pioneer Opco LLC, 7.00%, 05/15/33
(a)
USD 264 268,648
PRA Group Europe Holding II SARL,
6.25%, 09/30/32
(c)
........... EUR 200 224,910
Quikrete Holdings, Inc., 6.38%,
03/01/32
(a)
................ USD 18 18,381
QXO Building Products, Inc., 6.50%,
07/15/31
(a)
................ 20 20,383
Resort Communities LoanCo. LP,
12.00%, 11/21/28
(a)(d)(f)(n)
....... 7,035 7,158,108
Rocket Cos., Inc., 7.13%, 02/01/32
(a)
. 62 64,352
Schneider Electric SE, 0.25%,
09/30/34
(c)(p)
............... EUR 1,200 1,399,217
Seagate Data Storage Technology Pte.
Ltd.
(a)
8.25%, 12/15/29 ............ USD 1,466 1,532,932
8.50%, 07/15/31 ............ 781 816,128
9.63%, 12/01/32 ............ 1,235 1,361,752
Select Medical Corp., 6.25%,
12/01/32
(a)
................ 362 351,664
Service Properties Trust
0.00%, 09/30/27
(a)(e)
.......... 961 891,050
8.88%, 06/15/32 ............ 2,278 2,345,338
Shift4 Payments LLC, 5.50%,
05/15/33
(c)
................ EUR 1,267 1,417,169

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
19
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Sirius XM Radio LLC, 5.00%,
08/01/27
(a)
................ USD 84 $ 83,888
Six Flags Entertainment Corp.
5.25%, 07/15/29 ............ 35 34,095
8.63%, 01/15/32
(a)
........... 205 211,083
SM Energy Co.
(a)
6.75%, 08/01/29 ............ 175 178,188
8.63%, 11/01/30 ............ 575 603,875
Solaris Energy Infrastructure LLC,
6.38%, 05/15/31
(a)
........... 1,339 1,353,940
Solaris Energy Infrastructure, Inc.,
0.25%, 10/01/31
(p)
........... 3,351 5,449,564
Sonder Holdings, Inc., 7.00%, (7.00%
Cash or 7.00% PIK), 12/10/27
(d)(f)(n)(o)
5,729 —
Spirit Airlines Pass-Through Trust
Series 2015-1,Class A, 4.10%,
04/01/28
(f)(n)
............. 37 35,745
Series 2017-1,Class AA, 3.38%,
02/15/30 ............... 420 386,213
Series 2017-1A,Class A, 3.65%,
02/15/30
(f)(n)
............. 1,100 991,846
Standard Building Solutions, Inc.,
6.50%, 08/15/32
(a)
........... 100 100,604
Starz Capital Holdings 1, Inc., 6.00%,
04/15/30
(a)(q)
............... 1,121 1,069,154
Stem, Inc., 0.50%, 12/01/28
(a)(p)
.... 166 66,400
STL Holding Co. LLC, 8.75%,
02/15/29
(a)
................ 336 348,885
Sunoco LP, 5.63%, 03/15/31
(a)
..... 62 61,548
SV RNO Property Owner 1 LLC,
5.88%, 03/01/31
(a)
........... 11 10,841
Sword Purchaser LLC, 7.25%,
04/15/33
(c)
................ EUR 274 327,977
Tallgrass Energy Partners LP, 6.00%,
09/01/31
(a)
................ USD 67 66,287
Tenet Healthcare Corp., 4.63%,
06/15/28 ................. 98 97,168
Texas Capital Bancshares, Inc., (1-day
SOFR + 1.94%), 5.30%, 02/27/32
(b)
1,078 1,066,849
TransDigm, Inc.
(a)
6.38%, 03/01/29 ............ 12 12,183
6.38%, 05/31/33 ............ 100 100,951
Transocean International Ltd., 8.25%,
05/15/29
(a)
................ 355 366,567
UGI International LLC, 5.00%,
06/01/31
(c)
................ EUR 473 553,035
United Airlines Pass-Through Trust,
Series 2019-2, Class A, 2.90%,
05/01/28 ................. USD 167 159,713
United Rentals North America, Inc.,
4.00%, 07/15/30 ............ 100 95,593
United Wholesale Mortgage LLC,
5.50%, 04/15/29
(a)
........... 100 92,895
Uniti Services LLC, 7.50%, 10/15/33
(a)
184 193,637
Univision Communications, Inc., 8.50%,
07/31/31
(a)
................ 100 100,433
USA Compression Partners LP, 6.25%,
10/01/33
(a)
................ 20 19,829
Venture Global LNG, Inc.
(a)
7.00%, 01/15/30 ............ 404 412,045
8.38%, 06/01/31 ............ 100 104,093
Venture Global Plaquemines LNG LLC,
6.50%, 06/15/34
(a)
........... 100 104,178
Versant Media Group, Inc., 7.25%,
01/30/31
(a)
................ 28 28,968
Viking Cruises Ltd., 7.00%, 02/15/29
(a)
82 82,103
Security
Par (000)
Par (000) Value
United States (continued)
VoltaGrid LLC, 7.38%, 11/01/30
(a)
... USD 948 $ 984,186
Weekley Homes LLC, 4.88%,
09/15/28
(a)
................ 17 16,766
Whirlpool Corp., 7.50%, 07/01/31
(a)
.. 6 6,072
Xerox Corp., 10.25%, 10/15/30
(a)
... 1,748 1,538,006
157,571,051
Total Corporate Bonds — 8.6%
(Cost: $392,065,942) ............................. 347,954,447
Fixed Rate Loan Interests
United States — 0.1%
Aspen Owner LLC, 1st Lien Term Loan,
7.27%
,
 02/09/27
(d)
........... 4,200 4,209,140
Total Fixed Rate Loan Interests — 0.1%
(Cost: $4,199,004) .............................. 4,209,140
Floating Rate Loan Interests
Canada — 0.0%
Bausch + Lomb Corp., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 3.75%),
7.39%
,
 01/15/31
(b)
........... 1,073 1,074,543
Finland — 0.0%
Mehilainen Yhtiot Oy, Facility 1st
Lien Term Loan B7, (3-mo.
EURIBOR at 0.00% Floor + 3.40%),
5.53%
,
 08/05/31
(b)
........... EUR 1,498 1,718,007
France — 0.3%
(b)
Argent Bidco SAS, Facility 1st Lien
Term Loan B, (EUR0012M at 0.00%
Floor + 3.25%), 5.44%
,
 04/14/33 . 1,000 1,149,261
Banijay Entertainment SAS, 1st Lien
Term Loan B5, (3-mo. EURIBOR
at 0.00% Floor + 2.75%),
5.09%
,
 07/06/33 ............ 1,000 1,143,320
Betclic Everest Group, Facility
1st Lien Term Loan B2, (3-mo.
EURIBOR at 0.00% Floor + 3.00%),
5.23%
,
 12/09/31 ............ 1,345 1,538,720
Hestiafloor 2 SASU, Facility 1st Lien
Term Loan B5, (3-mo. EURIBOR
at 0.00% Floor + 3.00%),
5.29%
,
 02/27/30 ............ 1,176 1,350,621
Kersia International SAS, 1st Lien Term
Loan B, (3-mo. EURIBOR at 0.00%
Floor + 3.50%), 5.79%
,
 12/23/30 . 1,000 1,147,239
Talbot Participation SAS, 1st Lien Term
Loan B2, (3-mo. EURIBOR at 0.00%
Floor + 3.00%), 5.29%
,
 07/07/32 . 1,680 1,926,767
Vivalto Sante Investissement,
1st Lien Term Loan B, (3-mo.
EURIBOR at 0.00% Floor + 3.00%),
3.00%
,
 07/21/31 ............ 1,000 1,143,411
ZF Invest, Facility 1st Lien Term Loan
B, (3-mo. EURIBOR at 0.00% Floor
+ 3.75%), 5.95%
,
 05/06/33 ..... 1,000 1,138,315
10,537,654

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation V.I. Fund
20
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Germany — 0.3%
(b)
BASF Coatings, 1st Lien Term Loan
B, (EUR0012M at 0.00% Floor +
4.50%), 7.35%
,
 05/06/33 ...... EUR 1,000 $ 1,143,240
Nidda Healthcare Holding GmbH,
1st Lien Term Loan, (3-mo.
EURIBOR at 0.00% Floor + 3.00%),
5.20%
,
 12/09/32 ............ 2,879 3,290,257
Node AcquiCo GmbH, 1st Lien Term
Loan B1, (3-mo. EURIBOR at 0.00%
Floor + 3.50%), 5.67%
,
 12/08/32 . 1,000 1,143,823
Rain Carbon, Inc., 1st Lien Term Loan,
(3-mo. EURIBOR at 0.00% Floor +
5.00%), 7.39%
,
 10/31/28 ...... 1,000 1,132,957
Saphira Holdings SARL, 1st Lien Term
Loan B, 06/06/33
(r)
........... 1,000 1,145,936
Sgb-Smit Midco GmbH, Facility
1st Lien Term Loan B, (1-mo.
EURIBOR at 0.00% Floor + 3.75%),
5.93%
,
 03/10/33 ............ 1,000 1,150,815
TK Elevator Midco GmbH, 1st Lien
Term Loan B1, (6-mo. EURIBOR
at 0.00% Floor + 3.00%),
5.15%
,
 04/30/30 ............ 1,000 1,146,656
10,153,684
Ireland — 0.0%
Applegreen Ltd., Facility 1st Lien Term
Loan B, (3-mo. EURIBOR at 0.00%
Floor + 4.50%), 6.65%
,
 01/26/32
(b)
1,424 1,638,820
Jersey, Channel Islands — 0.1%
Vita Global Finco Ltd., 1st Lien Term
Loan B
(b)(d)(o)
(6-mo. EURIBOR at 0.00% Floor +
0.00%), 10.17% (10.17% Cash or
10.17% PIK), 07/06/27 ...... 2,515 2,148,210
(Daily SONIA at 0.00% Floor +
8.00%), 11.73% (11.73% Cash or
11.73% PIK), 07/06/27 ...... GBP 1,490 1,472,325
3,620,535
Luxembourg — 0.3%
(b)
Albion Financing 3 SARL, 1st Lien Term
Loan, (3-mo. EURIBOR at 0.00%
Floor + 3.00%), 5.20%
,
 05/21/31 . EUR 1,000 1,149,501
Althea Acquisition Bidco SARL, Facility
1st Lien Term Loan B, (3-mo.
EURIBOR at 0.00% Floor + 3.25%),
5.54%
,
 01/20/33 ............ 1,232 1,410,001
Cobham Ultra SeniorCo SARL, Facility
1st Lien Term Loan B, (6-mo.
EURIBOR at 0.00% Floor + 3.75%),
5.90%
,
 08/06/29 ............ 1,000 1,144,382
Froneri International Ltd., 1st Lien Term
Loan, (6-mo. EURIBOR at 0.00%
Floor + 2.75%), 4.90%
,
 09/30/31 . 1,000 1,134,408
Froneri International Ltd., Facility
1st Lien Term Loan B5, (6-mo.
EURIBOR at 0.00% Floor + 3.00%),
5.15%
,
 09/30/32 ............ 2,035 2,309,271
Garfunkelux Holdco 3 SA, 1st Lien
Term Loan B, (12-mo. CME Term
SOFR at 0.00% Floor + 0.00%),
6.88%
,
 06/01/32 ............ 2,435 2,705,720
Security
Par (000)
Par (000) Value
Luxembourg (continued)
NJJ Continental SA, Facility 1st Lien
Term Loan B3, (3-mo. EURIBOR
at 0.00% Floor + 2.50%),
4.81%
,
 01/26/32 ............ EUR 1,362 $ 1,560,813
Speed Midco 3 SARL, Facility
1st Lien Term Loan B, (6-mo.
EURIBOR at 0.00% Floor + 2.75%),
5.24%
,
 10/07/32 ............ 1,100 1,256,860
Syntegon Topco GmbH, Facility
1st Lien Term Loan B3, (3-mo.
EURIBOR at 0.00% Floor + 3.50%),
5.79%
,
 12/29/32 ............ 1,000 1,147,776
13,818,732
Netherlands — 0.5%
(b)
Accell Group Holdings BV, 1st Lien
Term Loan, (3-mo. EURIBOR +
7.00%), 9.08% (9.08% Cash or
9.53% PIK),  02/09/28
(d)(o)
....... 1,023 333,503
Median BV, 1st Lien Term Loan B3,
(3-mo. EURIBOR at 0.00% Floor +
5.25%), 7.54%
,
 10/14/30 ...... 1,964 2,242,709
Nobian Finance BV, 1st Lien Term
Loan, (6-mo. EURIBOR at 0.00%
Floor + 3.40%), 5.84%
,
 07/01/30 . 2,526 2,739,094
Pegasus Bidco BV, 1st Lien Term Loan
B, (3-mo. EURIBOR at 0.00% Floor
+ 2.75%), 5.04%
,
 07/12/32 ..... 2,000 2,290,479
TMF Sapphire Bidco BV, Facility
1st Lien Term Loan B6, (3-mo.
EURIBOR at 0.00% Floor + 3.25%),
5.21%
,
 05/23/33 ............ 1,000 1,139,606
Ziggo BV, Facility 1st Lien Term Loan P,
(1-mo. EURIBOR at 0.00% Floor +
3.75%), 5.88%
,
 05/31/33 ...... 10,179 11,366,328
20,111,719
New Zealand — 0.1%
FNZ NZ Finco Ltd., 1st Lien Term Loan,
(Daily SONIA at 0.00% Floor +
6.00%), 9.73%
,
 11/05/31
(b)(d)
.... GBP 2,000 2,095,791
Norway — 0.0%
Sector Alarm Holding A/S, 1st Lien
Term Loan, 5.23%
,
 06/14/32
(b)
... EUR 1,017 1,160,182
Spain — 0.2%
(b)
Aernnova Aerospace SAU, Facility
1st Lien Term Loan B, (3-mo.
EURIBOR at 0.00% Floor + 4.00%),
6.10%
,
 02/27/30 ............ 1,606 1,840,568
Areas Worldwide SA, Facility 1st
Lien Term Loan B5, (6-mo.
EURIBOR at 0.00% Floor + 3.50%),
6.09%
,
 12/31/29 ............ 1,617 1,855,783
Dycom Industries, Inc., 1st Lien Term
Loan B, 02/18/33
(r)
........... 1,000 1,145,639
Seashell Bidco SL, 1st Lien Term Loan
B, 12/17/32
(r)
............... 1,000 1,145,456
5,987,446

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
21
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Sweden — 0.1%
(b)
IGT Holding IV AB, Facility 1st Lien
Term Loan B4, (3-mo. EURIBOR
at 0.00% Floor + 3.25%),
5.54%
,
 08/29/31 ............ EUR 1,667 $ 1,879,178
Quimper AB, Facility 1st Lien Term
Loan B, (3-mo. EURIBOR at 0.00%
Floor + 2.98%), 5.10%
,
 03/29/30 . 1,017 1,164,947
Verisure Holding AB, 1st Lien Term
Loan B, (3-mo. EURIBOR at 0.00%
Floor + 2.25%), 4.45%
,
 10/25/32 . 1,700 1,951,685
4,995,810
United Kingdom — 0.5%
(b)
AI Aqua Merger Sub, Inc., 1st Lien Term
Loan B, (1-mo. EURIBOR at 0.00%
Floor + 2.75%), 4.95%
,
 07/04/33 . 1,000 1,141,892
Allwyn International AG, Facility
1st Lien Term Loan B, (1-mo.
EURIBOR at 0.00% Floor + 3.00%),
5.18%
,
 03/22/32 ............ 1,000 1,139,926
Bellis Acquisition Co. plc, Facility
1st Lien Term Loan B, (6-mo.
EURIBOR at 0.00% Floor + 4.00%),
6.49%
,
 05/12/31 ............ 1,647 1,776,318
Boots Group Bidco Ltd. (The), 1st Lien
Term Loan, (Daily SONIA at 0.00%
Floor + 4.50%), 8.23%
,
 08/30/32 . GBP 2,319 3,087,792
CD&R Firefly Bidco plc, Facility
1st Lien Term Loan B10, (Daily
SONIA at 0.00% Floor + 4.75%),
8.48%
,
 04/30/29 ............ 2,781 3,693,166
EG Finco Ltd., 1st Lien Term Loan,
(3-mo. EURIBOR at 0.00% Floor +
3.50%), 6.00%
,
 02/10/31 ...... EUR 2,000 2,279,715
EG Finco Ltd., 1st Lien Term Loan B,
02/10/31
(r)
................. 1,000 1,142,600
INEOS Quattro Holdings UK Ltd.,
Facility 1st Lien Term Loan B, (1-mo.
EURIBOR at 0.00% Floor + 4.50%),
6.68%
,
 04/03/29 ............ 1,940 1,916,032
Market Bidco Ltd., Facility 1st Lien Term
Loan B3, (3-mo. EURIBOR at 0.00%
Floor + 4.50%), 6.73%
,
 11/04/30 . 689 786,381
Modulaire Group Holdings Ltd., Facility
1st Lien Term Loan B3, (3-mo.
EURIBOR at 0.00% Floor + 4.43%),
6.72%
,
 07/10/31 ............ 1,000 975,929
OCS Group Holding Ltd., Facility
1st Lien Term Loan B5, (Daily
SONIA at 0.00% Floor + 5.25%),
8.98%
,
 11/28/31 ............ GBP 1,905 2,521,847
Zegona Holdco Ltd., Facility 1st Lien
Term Loan B3, (6-mo. EURIBOR
at 0.00% Floor + 2.25%),
4.39%
,
 07/17/29 ............ EUR 831 950,553
21,412,151
United States — 1.5%
(b)
Allied Universal Holdco LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 3.25%),
6.89%
,
 08/20/32 ............ USD 675 674,748
Alorica, Inc., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 1.00%
Floor + 6.88%), 10.52%
,
 12/21/27
(d)
2,452 2,405,747
Security
Par (000)
Par (000) Value
United States (continued)
Altar Bidco, Inc., 2nd Lien Term Loan,
(12-mo. CME Term SOFR at 0.50%
Floor + 5.60%), 9.11%
,
 02/01/30 . USD 2,928 $ 2,732,039
Argento LLC, Facility 1st Lien
Term Loan A, (1-mo. CME Term
SOFR at 0.00% Floor + 4.00%),
7.64%
,
 04/30/31
(d)
........... 1,580 1,572,100
Avaya, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 1.00% Floor +
7.50%), 11.14% 08/01/28 ...... 8 7,371
Caesars Entertainment, Inc., 1st Lien
Term Loan B1, (1-mo. CME Term
SOFR at 0.50% Floor + 2.25%),
5.89%
,
 02/06/31 ............ 2,133 2,044,689
Clarios Global LP, 1st Lien Term Loan,
(1-mo. EURIBOR at 0.00% Floor +
2.75%), 4.93%
,
 01/28/32 ...... EUR 1,500 1,717,413
Cloud Software Group, Inc., 1st Lien
Term Loan B, (12-mo. CME Term
SOFR at 0.00% Floor + 3.25%),
6.95% - 7.25%
,
 08/16/32 ...... USD 802 691,018
Clydesdale Acquisition Holdings,
Inc., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor +
3.18%), 6.82%
,
 04/13/29 ...... 1,375 1,349,247
ConnectWise LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 7.49%
,
 09/29/28 . 969 888,193
Coreweave Financing DDTL V LLC,
Delayed Draw 1st Lien Term Loan,
(1-day SOFR at 0.00% Floor +
4.50%), 8.10%
,
 11/17/31 ....... 1,449 1,477,735
CPV Fairview LLC, 1st Lien Term
Loan B, (3-mo. CME Term
SOFR at 0.00% Floor + 2.50%),
6.23%
,
 08/14/31 ............ 1,044 1,043,815
Crescent Midstream Operating LLC, 1st
Lien Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 3.75%),
7.40%
,
 02/18/33 ............ 2,431 2,443,909
CSC Holdings LLC, 1st Lien Term Loan
B5, (US Prime Rate at 0.00% Floor
+ 1.50%), 8.25%
,
 04/15/27 ..... 471 329,843
DirecTV Financing LLC, 1st Lien
Term Loan B, (3-mo. CME Term
SOFR at 0.75% Floor + 5.50%),
9.16%
,
 02/17/31 ............ 1,497 1,498,371
Discovery Global Holdings, Inc., 1st
Lien Term Loan
(1-mo. EURIBOR at 0.00% Floor +
2.50%), 4.68%, 06/03/33 .... EUR 1,000 1,143,171
(1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.14%, 06/03/33 USD 4,542 4,541,534
ECL Entertainment LLC, 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
6.64%
,
 08/30/30 ............ 2,715 2,714,126
Fertitta Entertainment LLC, 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.50% Floor + 3.25%),
6.89%
,
 01/29/29 ............ 1,539 1,537,003

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation V.I. Fund
22
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Galaxy Universal LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 1.00% Floor + 6.25%),
10.19% (10.19% Cash or 10.19%
PIK),  05/16/28
(d)(o)
........... USD 4,797 $ 4,503,104
Gategroup Finance LUX SA, Facility
1st Lien Term Loan B2, (3-mo.
EURIBOR at 0.00% Floor + 3.50%),
5.62%
,
 06/10/32 ............ EUR 1,124 1,288,977
GoTo Group, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00%
Floor + 4.75%), 8.58%
,
 04/30/28 . USD 207 171,168
Hunterstown Generation LLC, 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
6.37%
,
 11/06/31 ............ 1,017 1,015,864
Hydrofarm Holdings Group, Inc., 1st
Lien Term Loan, (3-mo. CME Term
SOFR at 1.00% Floor + 5.50%),
9.43%
,
 10/25/28
(d)(f)(n)
......... 557 278,537
Icon Parent I, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 6.45%
,
 11/13/31 . 3,184 2,972,078
ION Platform Finance SARL, 1st
Lien Term Loan, (3-mo. EURIBOR
at 0.00% Floor + 4.00%),
6.29%
,
 10/07/32 ............ EUR 1,262 1,066,997
ITG Communications LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 4.75%),
8.45%
,
 07/09/31 ............ USD 1,420 1,395,153
J&J Ventures Gaming LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 3.50%),
7.14%
,
 04/26/30 ............ 879 874,316
Jack Ohio Finance LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 4.00%),
7.64%
,
 01/28/32 ............ 364 358,831
Maverick Gaming LLC, 1st Lien Term
Loan, (US Prime Rate at 1.00%
Floor + 7.50%), 15.25% 06/05/28
(d)(f)
(n)
...................... 753 —
McAfee Corp., 1st Lien Term Loan B1,
(1-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 6.64%
,
 03/01/29 . 1,850 1,637,354
Oakeagle Acquireco, Inc., 1st Lien Term
Loan B2, 03/24/33
(r)
.......... EUR 1,000 1,145,993
Ohio Power Partners LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
6.39%
,
 11/12/32
(d)
........... USD 807 809,260
Peninsula Pacific Entertainment LLC,
Facility 1st Lien Term Loan B, (6-mo.
CME Term SOFR at 0.00% Floor +
4.75%), 8.60%
,
 10/01/32
(d)
..... 2,438 2,438,334
ProAmpac PG Borrower LLC, 1st
Lien Term Loan, (3-mo. EURIBOR
at 0.00% Floor + 4.00%),
6.31%
,
 03/07/33 ............ EUR 1,000 1,147,365
Project Aurora US Finco, Inc., Facility
1st Lien Term Loan B1, (3-mo.
EURIBOR at 0.00% Floor + 3.25%),
5.54%
,
 12/06/32 ............ 1,200 1,377,002
Security
Par (000)
Par (000) Value
United States (continued)
Redstone Buyer LLC, 1st Lien Term
Loan B1, 8.00%
,
 12/31/30 ...... USD 424 $ 125,189
Runitonetime LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 1.00%
Floor + 0.00%), 16.12% 10/15/26
(d)
708 532,915
Stonepeak Motion Finco LLC, 1st Lien
Term Loan, (EUR0012M + 2.50%),
5.26%
,
 06/24/33 ............ EUR 1,000 1,144,977
Sword Purchaser LLC, 1st Lien Term
Loan, (1-mo. EURIBOR at 0.00%
Floor + 4.25%), 6.43%
,
 04/11/33 . 1,000 1,135,996
Tenaska Pennsylvania Partners LLC,
1st Lien Term Loan B, (1-day
SOFR at 0.00% Floor + 2.25%),
5.88%
,
 02/18/33 ............ USD 675 672,050
TransDigm, Inc., 1st Lien Term Loan J,
(1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.12%
,
 02/28/31 . 588 588,071
Virgin Media Bristol LLC, Facility 1st
Lien Term Loan Y, (6-mo. CME Term
SOFR at 0.00% Floor + 3.18%),
6.97%
,
 03/31/31 ............ 1,000 883,470
West Deptford Energy Holdings LLC,
1st Lien Term Loan, (1-mo. CME
Term SOFR at 0.00% Floor +
4.00%), 7.62%
,
 07/26/32 ...... 825 821,322
Xerox Corp., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50%
Floor + 4.00%; 3-mo. CME Term
SOFR at 0.50% Floor + 4.00% at
0.50% Floor + 0.00%), 7.63% -
7.73%
,
 11/19/29 ............ 893 626,274
59,822,669
Total Floating Rate Loan Interests — 3.9%
(Cost: $162,372,419) ............................. 158,147,743
Foreign Agency Obligations
Chile — 0.0%
Corp. Nacional del Cobre de Chile,
6.44%, 01/26/36
(c)
........... 201 213,794
Colombia — 0.0%
Ecopetrol SA, 8.88%, 01/13/33 ..... 55 60,225
France — 0.0%
Electricite de France SA
(b)(c)(s)
(5-Year EUR Swap Annual +
3.97%), 3.38% ........... EUR 200 220,550
(5-Year EURIBOR ICE Swap Rate
+ 3.28%), 5.63% .......... 200 239,808
460,358
Hungary — 0.0%
Magyar Export-Import Bank Zrt., 6.00%,
05/16/29
(c)
................ 200 242,773
Kazakhstan — 0.0%
Development Bank of Kazakhstan JSC,
13.49%, 05/23/28
(a)
.......... KZT 114,000 226,568
Mexico — 0.1%
Petroleos Mexicanos
6.49%, 01/23/27 ............ USD 156 157,014
5.35%, 02/12/28 ............ 77 76,946
6.50%, 01/23/29 ............ 780 796,177

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
23
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mexico (continued)
8.75%, 06/02/29 ............ USD 2,589 $ 2,766,795
5.95%, 01/28/31 ............ 187 184,962
3,981,894
Morocco — 0.0%
OCP SA, 7.50%, 05/02/54
(a)
....... 298 323,017
Peru — 0.0%
Corp. Financiera de Desarrollo SA,
5.50%, 05/06/30
(a)
........... 200 203,128
Serbia — 0.0%
Telecommunications co Telekom Srbija
AD Belgrade, 7.25%, 05/18/31
(a)
.. 200 199,500
Total Foreign Agency Obligations — 0.1%
(Cost: $5,713,879) .............................. 5,911,257
Foreign Government Obligations
Angola — 0.0%
Republic of Angola, 9.88%, 03/31/37
(a)
200 206,125
Argentina — 0.0%
Argentine Republic (The)
0.00%, 12/15/27
(b)(e)
.......... ARS 98,407 168,211
0.75%, 07/09/30
(q)
........... USD 152 134,471
4.12%, 07/09/35
(q)
........... 153 122,553
425,235
Bahrain — 0.0%
Kingdom of Bahrain, 5.45%, 09/16/32
(c)
341 316,704
Barbados — 0.0%
Barbados Government Bond, 8.00%,
06/26/35
(a)
................ 275 294,250
Benin — 0.0%
Benin Government Bond, 7.96%,
02/13/38
(a)
................ 237 251,416
Brazil — 0.2%
Federative Republic of Brazil
6.63%, 03/15/35 ............ 266 273,554
5.50%, 04/23/36 ............ EUR 100 115,246
Nota Do Tesouro Nacional
10.00%, 01/01/27 ........... BRL 22 4,094,688
10.00%, 01/01/31 ........... 8 1,385,122
5,868,610
Chile — 0.1%
Bonos de la Tesoreria de la Republica
en pesos, 5.00%, 10/01/28
(a)(c)
... CLP 2,600,000 2,837,978
Republic of Chile
3.75%, 01/14/32 ............ EUR 139 160,808
4.34%, 03/07/42 ............ USD 220 194,645
3,193,431
Colombia — 0.2%
Republic of Colombia
12.50%, 02/27/30 ........... COP 1,447,500 424,922
7.75%, 09/18/30 ............ 8,132,000 2,038,519
7.00%, 06/30/32 ............ 729,500 168,948
13.25%, 02/09/33 ........... 2,479,800 764,368
11.75%, 01/24/35 ........... 5,896,800 1,692,223
6.25%, 07/09/36 ............ 2,143,100 427,511
7.75%, 11/07/36 ............ USD 284 309,844
6.50%, 11/26/38 ............ EUR 119 143,013
Security
Par (000)
Par (000) Value
Colombia (continued)
7.25%, 10/26/50 ............ COP 1,179,400 $ 219,420
6,188,768
Czech Republic — 0.0%
Czech Republic
3.60%, 06/03/36 ............ CZK 8,030 349,435
4.00%, 04/04/44 ............ 2,510 103,912
453,347
Dominican Republic — 0.0%
Dominican Republic Government
Bond
(a)
4.50%, 01/30/30 ............ USD 230 222,353
7.05%, 02/03/31 ............ 150 158,190
10.75%, 06/01/36 ........... DOP 42,000 757,607
6.95%, 03/15/37 ............ USD 154 163,479
1,301,629
Egypt — 0.0%
Arab Republic of Egypt
24.46%, 10/01/27 ........... EGP 9,331 187,060
24.14%, 12/03/27 ........... 1,142 22,766
21.38%, 02/04/28 ........... 12,673 247,094
23.44%, 07/01/28 ........... 10,413 207,448
5.63%, 04/16/30
(c)
........... EUR 199 226,561
9.45%, 02/04/33
(a)
........... USD 200 221,775
8.50%, 01/31/47
(a)
........... 268 262,327
7.50%, 02/16/61
(a)
........... 303 260,907
1,635,938
France — 0.1%
French Republic, 3.20%, 05/25/35
(a)(c)
EUR 1,983 2,217,601
Guatemala — 0.0%
Republic of Guatemala
(a)
7.05%, 10/04/32 ............ USD 200 215,700
6.60%, 06/13/36 ............ 225 239,400
455,100
Hungary — 0.1%
Hungary Government Bond
5.25%, 06/16/29
(a)
........... 200 202,375
7.00%, 10/24/35 ............ HUF 561,710 2,055,519
5.50%, 03/26/36
(a)
........... USD 200 201,190
6.25%, 09/23/37 ............ HUF 275,750 974,221
3.00%, 10/27/38 ............ 387,690 1,011,539
4,444,844
Indonesia — 0.1%
Republic of Indonesia
7.00%, 05/15/27 ............ IDR 27,831,000 1,549,359
4.65%, 09/20/32 ............ USD 200 195,960
3.88%, 01/15/33 ............ EUR 142 159,841
4.50%, 05/29/33 ............ 157 181,353
2,086,513
Ireland — 0.4%
Republic of Ireland, 2.60%, 10/18/34
(c)
15,753 17,594,128
Italy — 0.4%
Buoni Poliennali del Tesoro
(c)
2.95%, 07/01/30 ............ 6,524 7,466,875
2.85%, 02/01/31 ............ 7,483 8,503,478
15,970,353
Ivory Coast — 0.0%
Republic of Cote d'Ivoire
5.88%, 10/17/31
(c)
........... 148 174,207

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation V.I. Fund
24
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ivory Coast (continued)
8.08%, 04/01/36
(a)
........... USD 200 $ 219,588
393,795
Japan — 0.0%
Japan Government Bond, 3.20%,
09/20/55 ................. JPY 166,100 899,521
Jordan — 0.0%
Hashemite Kingdom of Jordan, 5.85%,
07/07/30
(c)
................ USD 200 202,470
Kenya — 0.0%
Republic of Kenya, 9.75%, 02/16/31
(a)
241 262,087
Kyrgyzstan — 0.0%
Kyrgyz Republic International Bond,
7.75%, 06/03/30
(a)
........... 200 202,500
Latvia — 0.0%
Latvia Government Bond, 5.13%,
07/30/34
(a)
................ 280 282,974
Mexico — 0.3%
Eagle Funding Luxco SARL, 5.50%,
08/17/30
(a)
................ 420 420,636
Mex Bonos Desarr Fix Rt
7.00%, 09/03/26 ............ MXN 643 3,681,902
8.50%, 03/01/29 ............ 246 1,426,673
7.75%, 11/13/42 ............ 882 4,305,495
8.00%, 04/29/55 ............ 59 283,703
United Mexican States
6.13%, 02/09/38 ............ USD 200 196,090
5.13%, 03/19/38 ............ EUR 206 234,273
7.38%, 05/13/55 ............ USD 602 640,600
11,189,372
Montenegro — 0.0%
Republic of Montenegro, 2.88%,
12/16/27
(c)
................ EUR 179 201,100
Morocco — 0.0%
Kingdom of Morocco
(a)
5.95%, 03/08/28 ............ USD 239 242,965
4.75%, 04/02/35 ............ EUR 271 314,679
557,644
Nigeria — 0.0%
Federal Republic of Nigeria
(a)
10.38%, 12/09/34 ........... USD 200 237,600
9.13%, 01/13/46 ............ 200 221,700
459,300
North Macedonia — 0.0%
Republic of North Macedonia, 6.96%,
03/13/27
(c)
................ EUR 196 227,452
Panama — 0.0%
Republic of Panama, 6.40%, 02/14/35 USD 212 224,010
Paraguay — 0.0%
Republic of Paraguay
2.74%, 01/29/33
(c)
........... 200 177,426
8.50%, 04/04/38
(a)
........... PYG 1,382,000 217,885
395,311
Peru — 0.0%
Republic of Peru
2.78%, 01/23/31 ............ USD 93 85,606
1.86%, 12/01/32 ............ 149 123,484
5.40%, 08/12/34
(c)
........... PEN 3,041 867,279
Security
Par (000)
Par (000) Value
Peru (continued)
7.60%, 08/12/39
(c)
........... PEN 1,607 $ 504,391
6.20%, 06/30/55 ............ USD 117 120,769
1,701,529
Philippines — 0.1%
Republic of Philippines
6.38%, 07/27/30 ............ PHP 60,660 975,703
6.00%, 08/20/30 ............ 135,300 2,146,517
3,122,220
Poland — 0.2%
Republic of Poland
5.75%, 04/25/29 ............ PLN 7,023 1,943,470
4.75%, 07/25/29 ............ 3,978 1,068,232
4.00%, 07/25/31 ............ 1,092 281,006
5.00%, 10/25/34 ............ 4,524 1,193,560
5.00%, 10/25/35 ............ 5,795 1,515,037
2.00%, 08/25/36
(b)
........... 595 145,265
5.50%, 04/04/53 ............ USD 154 145,618
6,292,188
Republic of Turkiye — 0.0%
Republic of Turkiye (The)
31.08%, 11/08/28 ........... TRY 10,321 204,547
30.00%, 09/12/29 ........... 6,046 116,548
7.13%, 02/12/32 ............ USD 298 305,525
28.08%, 09/27/34 ........... TRY 12,078 231,611
858,231
Romania — 0.1%
Romania Government Bond
5.25%, 11/25/27
(a)
........... USD 124 124,155
2.12%, 07/16/31
(c)
........... EUR 151 153,533
4.63%, 03/04/33
(a)
........... 169 187,215
6.25%, 09/10/34
(a)
........... 284 342,609
6.75%, 04/25/35 ............ RON 1,920 420,156
4.25%, 04/28/36 ............ 2,005 360,228
6.75%, 07/11/39
(a)
........... EUR 115 139,119
6.50%, 10/07/45
(a)
........... 149 171,819
1,898,834
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia, 5.00%,
01/18/53
(a)
................ USD 230 198,228
Serbia — 0.0%
Republic of Serbia
4.25%, 05/06/31
(a)
........... EUR 127 145,293
6.50%, 09/26/33
(c)
........... USD 200 211,318
6.00%, 06/12/34
(a)
........... 221 226,598
583,209
South Africa — 0.3%
Republic of South Africa
8.00%, 01/31/30 ............ ZAR 81,607 5,022,231
7.00%, 02/28/31 ............ 61,106 3,601,675
7.10%, 11/19/36
(a)
........... USD 200 215,136
8.50%, 01/31/37 ............ ZAR 25,783 1,566,351
5.00%, 10/12/46 ............ USD 201 157,031
8.75%, 02/28/48 ............ ZAR 10,009 600,239
5.75%, 09/30/49 ............ USD 548 464,088
7.95%, 11/19/54
(a)
........... 220 237,050
11,863,801
Spain — 0.9%
Bonos y Obligaciones del Estado
2.70%, 01/31/30 ............ EUR 7,282 8,312,955
2.60%, 05/31/31 ............ 10,842 12,269,418

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
25
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Spain (continued)
3.15%, 04/30/35
(a)(c)
.......... EUR 2,019 $ 2,296,829
3.30%, 04/30/36
(a)(c)
.......... 11,748 13,424,921
36,304,123
Suriname — 0.0%
Suriname Government International
Bond, 8.50%, 11/06/35
(a)
....... USD 200 218,102
Trinidad and Tobago — 0.0%
Republic of Trinidad & Tobago, 6.50%,
01/28/36
(a)
................ 273 280,589
Ukraine — 0.0%
Ukraine Government Bond
(a)(q)
4.50%, 02/01/29 ............ 87 73,413
0.00%, 02/01/30 ............ 8 5,696
0.00%, 02/01/34 ............ 30 16,755
4.50%, 02/01/34 ............ 58 40,844
0.00%, 02/01/35 ............ 25 15,038
0.00%, 02/01/36 ............ 21 12,511
164,257
United Arab Emirates — 0.0%
United Arab Emirates Government
Bond, 3.90%, 09/09/50
(c)
....... 210 150,098
United Kingdom — 0.4%
U.K. Treasury Bonds, 4.38%,
03/07/30
(c)
................ GBP 12,666 16,874,974
Uruguay — 0.0%
Oriental Republic of Uruguay
9.75%, 07/20/33 ............ UYU 8,525 235,802
8.00%, 10/29/35 ............ 12,006 305,769
5.25%, 09/10/60 ............ USD 141 130,854
672,425
Uzbekistan — 0.0%
Republic of Uzbekistan
(a)
5.38%, 05/29/27 ............ EUR 206 238,452
7.85%, 10/12/28 ............ USD 224 236,920
475,372
Total Foreign Government Obligations — 3.9%
(Cost: $157,176,343) ............................. 160,059,708
Shares
Shares
Grantor Trust
SPDR Gold Shares
(k) (l)
.......... 178,119 65,615,477
Total Grantor Trust — 1.6%
(Cost: $74,191,172) .............................. 65,615,477
Investment Companies
(g)
iShares Broad USD High Yield
Corporate Bond ETF
(i)
........ 130,551 4,832,998
iShares China Large-Cap ETF
(i)
.... 205,403 6,488,681
iShares Core S&P Small-Cap ETF
(i)
. 19,759 2,930,458
iShares MSCI Brazil ETF
(i)
........ 59,131 2,040,019
iShares MSCI Emerging Markets ETF
(i)
66,500 4,549,265
iShares Russell 2000 ETF
(i)
....... 34,600 10,395,570
State Street Blackstone Senior Loan
ETF ..................... 52,573 2,118,166
State Street SPDR S&P Biotech ETF 38,797 6,139,625
Security
Shares
Shares Value
State Street SPDR S&P Homebuilders
ETF ..................... 19,652 $ 2,270,985
State Street SPDR S&P Regional
Banking ETF ............... 35,273 2,640,184
VanEck Semiconductor ETF ...... 8,805 5,775,111
Total Investment Companies — 1.2%
(Cost: $45,316,263) .............................. 50,181,062
Par (000)
Pa r (000)
Municipal Bonds
(a)
Arizona - 0.0%
Maricopa County Industrial
Development Authority , Series 2024,
RB , 7.38% , 10/01/29 ......... USD 875 913,644
Texas - 0.0%
Port of Beaumont Navigation
District , Series 2024B, RB ,
10.00% , 07/01/26 ........... 1,250 1,250,000
Total Municipal Bonds — 0.0%
(Cost: $2,125,000) .............................. 2,163,644
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.5%
Ireland — 0.0%
Elmwood European CLO 1, (3-mo.
EURIBOR + 2.80%), 5.43%,
04/16/40
(b)(c)
............... EUR 700 806,862
United States — 0.5%
J.P. Morgan Mortgage Trust
(a)(b)
Series 2021-INV5, Class A2A,
2.50%, 12/25/51 .......... USD 3,368 2,784,267
Series 2021-INV7, Class A3A,
2.50%, 02/25/52 .......... 4,413 3,938,762
Series 2021-INV7, Class A4A,
2.50%, 02/25/52 .......... 2,344 1,611,444
MCM Trust
(d)
  0.00%, 09/25/31
(e)
.......... 2,804 2,240,490
  2.50%, 09/25/31 ........... 4,241 4,054,031
TVC DSCR, Series 2021-1, Class A,
2.38%, 02/01/51
(a)(d)
.......... 2,287 2,158,975
TVC DSCR Trust, Series 2021-1,
2.38%, 03/25/28
(d)
........... 1,654 1,378,228
18,166,197
Commercial Mortgage-Backed Securities — 1.2%
Cayman Islands — 0.0%
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2021-W10, Class
F, (1-mo. CME Term SOFR at 3.37%
Floor + 3.37%), 7.00%, 12/15/34
(a)(b)
926 911,323
United States — 1.2%
1211 Avenue of the Americas Trust,
Series 2015-1211, Class D, 4.28%,
08/10/35
(a)(b)
............... 1,182 1,124,377
1301 Trust, Series 2025-1301, Class A,
5.23%, 08/11/42
(a)(b)
.......... 820 819,011
425 Trust
(a)(b)
Series 2026-LEX, Class E, (1-mo.
CME Term SOFR at 4.60% Floor
+ 4.60%), 1.00%, 07/15/43 ... 1,900 1,900,000

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation V.I. Fund
26
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2026-LEX, Class F, (1-mo.
CME Term SOFR at 5.85% Floor
+ 5.85%), 1.00%, 07/15/43 ... USD 700 $ 700,000
Arbor Multifamily Mortgage Securities
Trust, Series 2020-MF1, Class E,
1.75%, 05/15/53
(a)
........... 428 351,795
Atrium Hotel Portfolio Trust, Series
2025-ATRM, Class A, (1-mo. CME
Term SOFR at 1.65% Floor +
1.65%), 5.28%, 08/15/42
(a)(b)
.... 415 417,328
BAHA Trust, Series 2024-MAR, Class
C, 7.77%, 12/10/41
(a)(b)
........ 1,320 1,358,266
BAMLL Trust, Series 2025-ASHF,
Class E, (1-mo. CME Term SOFR
at 5.25% Floor + 5.25%), 8.88%,
02/15/42
(a)(b)
............... 1,709 1,717,611
Bayview Commercial Asset Trust
(a)(b)
Series 2005-3A, Class M6, (1-mo.
CME Term SOFR at 0.00% Floor
+ 1.16%), 4.81%, 11/25/35 ... 68 79,043
Series 2006-3A, Class M1, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.62%), 4.27%, 10/25/36 ... 49 47,969
BFLD Commercial Mortgage Trust,
Series 2025-5MW, Class E, 8.18%,
10/10/42
(a)(b)
............... 1,396 1,434,399
BHMS Commercial Mortgage Trust,
Series 2025-ATLS, Class A, (1-mo.
CME Term SOFR at 1.85% Floor +
1.85%), 5.48%, 08/15/42
(a)(b)
.... 330 331,278
BMP Commercial Mortgage Trust,
Series 2024-MF23, Class E, (1-mo.
CME Term SOFR at 3.39% Floor +
3.39%), 7.01%, 06/15/41
(a)(b)
.... 602 602,056
BWAY Mortgage Trust, Series 2013-
1515, Class D, 3.63%, 03/10/33
(a)
. 1,000 909,094
BX Commercial Mortgage Trust
(a)(b)
Series 2024-GPA3, Class B, (1-mo.
CME Term SOFR at 1.64% Floor
+ 1.64%), 5.27%, 12/15/39 ... 1,941 1,945,762
Series 2024-XL5, Class A, (1-mo.
CME Term SOFR at 1.39% Floor
+ 1.39%), 5.02%, 03/15/41 ... 799 799,682
BX Trust
(a)(b)
Series 2019-OC11, Class E, 4.08%,
12/09/41 ............... 3,052 2,769,092
Series 2024-CNYN, Class A, (1-mo.
CME Term SOFR at 1.44% Floor
+ 1.44%), 5.07%, 04/15/41 ... 1,134 1,135,218
Series 2024-VLT4, Class E, (1-mo.
CME Term SOFR at 2.89% Floor
+ 2.89%), 6.51%, 06/15/41 ... 631 622,562
Series 2024-VLT4, Class F, (1-mo.
CME Term SOFR at 3.94% Floor
+ 3.94%), 7.56%, 06/15/41 ... 1,578 1,562,178
Series 2025-ROIC, Class E, (1-mo.
CME Term SOFR at 2.94% Floor
+ 2.94%), 6.57%, 03/15/30 ... 1,113 1,113,367
CFSP Mortgage Trust, Series 2024-
AHP1, Class A, 6.50%, 04/15/37 . 1,254 1,200,544
CONE Trust, Series 2024-DFW1,
Class E, (1-mo. CME Term SOFR
at 3.89% Floor + 3.89%), 7.51%,
08/15/41
(a)(b)
............... 760 754,741
Security
Par (000)
Par (000) Value
United States (continued)
CSAIL Commercial Mortgage Trust,
Series 2016-C5, Class C, 4.55%,
11/15/48
(b)
................ USD 17 $ 16,190
CSMC Trust
(a)(b)
Series 2020-FACT, Class E, (1-mo.
CME Term SOFR at 4.86% Floor
+ 5.48%), 9.10%, 10/15/37 ... 238 216,580
Series 2022-LION, Class A, (1-mo.
CME Term SOFR at 3.59% Floor
+ 3.44%), 7.06%, 02/15/27
(d)
.. 2,798 2,789,094
DBGS, Series 2024-SBL, Class A,
(1-mo. CME Term SOFR at 1.88%
Floor + 1.88%), 5.51%, 08/15/34
(a)(b)
177 176,631
ELM Trust, Series 2024-ELM, Class
E10, 8.05%, 06/10/39
(a)(b)
...... 1,467 1,468,389
GS Mortgage Securities Corp. Trust
(a)(b)
Series 2021-ROSS, Class A, (1-mo.
CME Term SOFR at 1.15% Floor
+ 1.41%), 5.04%, 06/15/36 ... 381 365,595
Series 2025-800D, Class A, (1-mo.
CME Term SOFR at 2.65% Floor
+ 2.65%), 6.29%, 11/25/41 ... 1,819 1,813,344
GS Mortgage Securities Trust, Series
2020-GC47, Class AS, 2.73%,
05/12/53 ................. 1,202 1,094,100
HILT Commercial Mortgage Trust
(a)(b)
Series 2024-ORL, Class A, (1-mo.
CME Term SOFR at 1.54% Floor
+ 1.54%), 5.17%, 05/15/37 ... 1,317 1,317,823
Series 2024-ORL, Class D, (1-mo.
CME Term SOFR at 3.19% Floor
+ 3.19%), 6.81%, 05/15/37 ... 1,451 1,451,907
J.P. Morgan Chase Commercial
Mortgage Securities Trust
(a)(b)
Series 2018-WPT, Class DFL, (1-
mo. CME Term SOFR at 2.25%
Floor + 2.49%), 6.10%, 07/05/33 438 219,075
Series 2022-OPO, Class C, 3.56%,
01/05/39 ............... 700 561,750
LoanCore 2025 Issuer LLC, Series
2025-CRE8, Class A, (1-mo. CME
Term SOFR at 1.39% Floor +
1.39%), 5.02%, 08/17/42
(a)(b)
.... 1,320 1,321,650
MCR Mortgage Trust, Series 2024-
TWA, Class E, 8.73%, 06/12/39
(a)
. 508 507,989
MHP Commercial Mortgage Trust,
Series 2021-STOR, Class G, (1-mo.
CME Term SOFR at 2.75% Floor +
2.86%), 6.49%, 07/15/38
(a)(b)
.... 870 869,143
Morgan Stanley Capital I Trust,
Series 2018-MP, Class A, 4.42%,
07/11/40
(a)(b)
............... 552 519,529
ONNI Commercial Mortgage Trust,
Series 2024-APT, Class A, 5.75%,
07/15/39
(a)(b)
............... 660 664,742
PKHL Commercial Mortgage Trust,
Series 2021-MF, Class F, (1-mo.
CME Term SOFR at 3.35% Floor +
3.46%), 7.09%, 07/15/38
(a)(b)
.... 204 56,945
PRM5 Trust, Series 2025-PRM5, Class
D, 5.81%, 03/10/33
(a)(b)
........ 1,400 1,385,579
SCG Commercial Mortgage Trust,
Series 2025-DLFN, Class E, (1-mo.
CME Term SOFR at 2.95% Floor +
2.95%), 6.58%, 03/15/35
(a)(b)
.... 820 822,562

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
27
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
SREIT Trust, Series 2021-MFP2, Class
F, (1-mo. CME Term SOFR at 2.62%
Floor + 2.73%), 6.36%, 11/15/36
(a)(b)
USD 524 $ 524,082
UBS Commercial Mortgage Trust,
Series 2019-C17, Class A4, 2.92%,
10/15/52 ................. 321 302,115
VEGAS, Series 2024-GCS, Class C,
6.42%, 07/10/36
(a)(b)
.......... 1,256 1,268,703
VEGAS Trust, Series 2024-GCS, Class
D, 6.42%, 07/10/36
(a)(b)
........ 1,170 1,166,069
VNDO Trust, Series 2016-350P, Class
D, 4.03%, 01/10/35
(a)(b)
........ 583 582,162
Wells Fargo Commercial Mortgage
Trust
(a)(b)
Series 2018-1745, Class A, 3.87%,
06/15/36 ............... 375 351,368
Series 2024-1CHI, Class A, 5.48%,
07/15/35 ............... 669 669,530
46,198,019
Interest Only Commercial Mortgage-Backed Securities — 0.0%
United States — 0.0%
(b)
Benchmark Mortgage Trust, Series
2021-B23, Class XA, 1.35%,
02/15/54 ................. 13,684 562,543
GS Mortgage Securities Trust, Series
2020-GSA2, Class XA, 1.77%,
12/12/53
(a)
................ 1,387 75,105
Wells Fargo Commercial Mortgage
Trust
Series 2020-C58, Class XA, 1.90%,
07/15/53 ............... 7,548 440,504
Series 2021-C59, Class XA, 1.59%,
04/15/54 ............... 6,157 319,551
1,397,703
Total Non-Agency Mortgage-Backed Securities — 1.7%
(Cost: $71,612,585) .............................. 67,480,104
Preferred Securities
Capital Trusts — 0.8%
Finland — 0.0%
Stora Enso OYJ
(b)(c)(s)
(5-Year EURIBOR ICE Swap Rate +
2.84%), 5.63% ........... EUR 225 262,063
(5-Year EURIBOR ICE Swap Rate +
3.12%), 5.88% ........... 200 233,438
495,501
France — 0.0%
(b)(s)
Air France-KLM , (5-Year EURIBOR ICE
Swap Rate + 3.58%), 5.75%
(c)
... 300 349,572
BNP Paribas SA , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 3.20%), 4.63%
(a)
..... USD 216 214,952
Electricite de France SA
(c)
(5-Year EURIBOR ICE Swap Rate +
2.07%), 4.38% ........... EUR 300 340,854
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.78%),
7.38% ................. GBP 400 555,989
RCI Banque SA , (5-Year EURIBOR ICE
Swap Rate + 3.84%), 6.13%
(c)
... EUR 200 229,377
Security
Par (000)
Par (000) Value
France (continued)
Unibail-Rodamco-Westfield SE , (5-Year
EURIBOR ICE Swap Rate + 2.43%),
4.75%
(c)
.................. EUR 600 $ 688,560
Veolia Environnement SA , (5-Year
EURIBOR ICE Swap Rate + 1.84%),
4.32%
(c)
.................. 300 339,866
2,719,170
Germany — 0.3%
Aroundtown Finance SARL
(b)(c)(s)
(5-Year EURIBOR ICE Swap Rate +
3.04%), 5.13% ........... 375 404,468
(5-Year EURIBOR ICE Swap Rate +
3.43%), 5.25% ........... 1,901 2,090,998
Bayer AG , (5-Year EUR Swap Annual +
4.46%), 5.38%, 03/25/82
(b)(c)
.... 700 823,756
Commerzbank AG
(b)(c)(s)
(5-Year EUR Swap Annual +
4.39%), 4.25% ........... 400 456,794
(5-Year EURIBOR ICE Swap Rate +
5.13%), 7.88% ........... 200 258,254
Deutsche Bank AG
(b)(c)(s)
(5-Year EURIBOR ICE Swap Rate +
4.55%), 4.50% ........... 200 228,785
(5-Year EURIBOR ICE Swap Rate +
4.75%), 4.63% ........... 1,800 2,051,950
(5-Year EURIBOR ICE Swap Rate +
4.04%), 6.75% ........... 800 944,134
(5-Year EURIBOR ICE Swap Rate +
4.60%), 7.13% ........... 400 487,963
Deutsche Lufthansa AG
(5-Year EURIBOR ICE Swap Rate +
2.86%), 5.25%, 01/15/55
(b)(c)
.. 900 1,048,901
Volkswagen International Finance
NV
(b)(c)(s)
(5-Year EURIBOR ICE Swap Rate +
3.17%), 5.49% ........... 100 116,422
(EUAMDB08 + 3.49%), 5.99% ... 300 352,568
Wintershall Dea Finance 2 BV , (5-Year
EURIBOR ICE Swap Rate + 3.94%),
6.12%
(b)(c)(s)
................ 670 793,305
10,058,298
Greece — 0.0%
National Bank of Greece SA , (5-Year
EURIBOR ICE Swap Rate + 3.32%),
5.80%
(b)(c)(s)
................ 275 314,583
Ireland — 0.0%
AIB Group plc , (5-Year EURIBOR ICE
Swap Rate + 3.71%), 6.00%
(b)(c)(s)
. 500 592,712
Italy — 0.0%
(b)(c)(s)
A2A SpA , (5-Year EURIBOR ICE Swap
Rate + 2.26%), 5.00% ........ 284 332,854
BPER Banca SpA , (5-Year EURIBOR
ICE Swap Rate + 4.35%), 6.50% . 400 477,149
Enel SpA , (5-Year EURIBOR ICE Swap
Rate + 1.82%), 4.50% ........ 341 383,713
Eni SpA , (5-Year EUR Swap Annual +
2.40%), 4.88% ............. 390 451,848
Intesa Sanpaolo SpA , (5-Year EUR
Swap Annual + 5.85%), 5.50% ... 250 291,291
Prysmian SpA , (5-Year EURIBOR ICE
Swap Rate + 3.01%), 5.25% .... 300 355,025
2,291,880

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation V.I. Fund
28
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Japan — 0.0%
(b)(s)
Nomura Holdings, Inc. , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.08%), 7.00% USD 239 $ 245,098
Rakuten Group, Inc. , (5-Year EUR
Swap Annual + 4.74%), 4.25%
(c)
.. EUR 499 564,674
809,772
Luxembourg — 0.0%
Vivion Investments SARL , (5-Year
EURIBOR ICE Swap Rate + 6.16%),
8.13%
(b)(c)(s)
................ 600 616,470
Malaysia — 0.0%
Gohl Capital Holdings Ltd. , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.71%), 7.63%
(b)
(c)(s)
..................... USD 238 229,967
Mexico — 0.0%
Cemex SAB de CV , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.52%), 7.20%
(a)
(b)(s)
..................... 200 208,240
Netherlands — 0.1%
(b)(s)
ING Groep NV
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.86%), 3.88% ........... 600 589,352
(USISSO05 + 4.08%), 7.25%
(c)
... 550 577,458
NN Group NV , (5-Year EURIBOR ICE
Swap Rate + 3.45%), 5.75%
(c)
... EUR 425 494,492
1,661,302
Norway — 0.0%
Var Energi ASA , (5-Year EURIBOR
ICE Swap Rate + 2.31%),
4.95%, 04/29/86
(b)(c)
.......... 475 542,684
Spain — 0.2%
(b)(s)
Banco Bilbao Vizcaya Argentaria SA
(5-Year EUR Swap Annual +
4.27%), 6.88%
(c)
.......... 600 738,691
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.25%), 7.75% ........... USD 209 220,051
(5-Year EURIBOR ICE Swap Rate +
5.54%), 8.38%
(c)
.......... EUR 400 493,567
Bankinter SA , (5-Year EURIBOR ICE
Swap Rate + 4.71%), 7.38%
(c)
... 200 242,814
CaixaBank SA , (5-Year EURIBOR ICE
Swap Rate + 3.94%), 6.25%
(c)
... 200 240,976
Telefonica Emisiones SA
(c)
(5-Year EURIBOR ICE Swap Rate +
1.84%), 4.38% ........... 400 454,213
(EUAMDB08 + 2.13%), 4.88% ... 600 680,293
3,070,605
Sweden — 0.0%
Heimstaden Bostad AB , (5-Year
EURIBOR ICE Swap Rate + 2.53%),
5.00%
(b)(c)(s)
................ 375 418,103
Switzerland — 0.0%
UBS Group AG , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 3.40%), 4.88%
(a)(b)(s)
... USD 225 224,425
Security
Par (000)
Par (000) Value
United Kingdom — 0.1%
(b)
Barclays plc , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 3.41%), 4.38%
(s)
..... USD 216 $ 209,688
British Telecommunications Ltd. , (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.49%),
4.88%, 11/23/81
(a)
........... 723 698,184
Centrica plc , (5-Year U.K. Government
Bonds Note Generic Bid Yield +
2.51%), 6.50%, 05/21/55
(c)
..... GBP 728 988,531
Lloyds Banking Group plc , (5-Year U.K.
Government Bonds Note Generic
Bid Yield + 3.44%), 7.50%
(s)
..... 200 273,532
Nationwide Building Society
(c)(s)
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 5.63%),
5.75% ................. 344 456,349
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.85%),
7.50% ................. 664 904,402
NatWest Group plc , (5-Year U.K.
Government Bonds Note Generic
Bid Yield + 3.29%), 7.50%
(s)
..... 350 477,768
Vodafone Group plc
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.77%), 4.13%, 06/04/81 .... USD 141 131,198
(5-Year USD Swap Semi + 4.87%),
7.00%, 04/04/79 .......... 26 26,963
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.84%),
8.00%, 08/30/86
(c)
......... GBP 343 492,126
4,658,741
United States — 0.1%
(b)
Citigroup, Inc.
(s)
Series GG, (5-Year US Treasury
Yield Curve Rate T Note
Constant Maturity + 2.89%),
6.88% ................. USD 122 124,943
Series FF, (5-Year US Treasury Yield
Curve Rate T Note Constant
Maturity + 2.73%), 6.95% .... 119 121,740
Energy Transfer LP , (5-Year US
Treasury Yield Curve Rate T
Note Constant Maturity + 2.48%),
6.75%, 02/15/56 ............ 100 102,153
JPMorgan Chase & Co., Series OO , (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.15%),
6.50%
(s)
.................. 110 112,641
Stellantis NV
(c)(s)
(5-Year EURIBOR ICE Swap Rate +
3.77%), 6.25% ........... EUR 866 970,071
(5-Year EURIBOR ICE Swap Rate +
4.24%), 6.88% ........... 850 947,958
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 4.08%),
8.25% ................. GBP 800 1,036,013
Sunoco LP , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 4.23%), 7.88%
(a)(s)
.... USD 636 661,400

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
29
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Venture Global LNG, Inc. , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 5.44%), 9.00%
(a)
(s)
...................... USD 789 $ 770,313
4,847,232
Total Capital Trusts — 0.8%
(Cost: $32,462,001) .............................. 33,759,685
Shares
Shares
Preferred Stocks — 3.4%
Brazil — 0.2%
Banco Bradesco SA (Preference) ... 522,495 1,827,918
Neon Payments Ltd.
(d)(f)
.......... 10,763 3,454,277
Petroleo Brasileiro SA - Petrobras
(Preference) ............... 111,780 817,839
6,100,034
China — 0.5%
ByteDance Ltd., Series E-1, (Acquired
11/11/20, cost $7,200,338)
(d)(f)(j)
... 65,712 21,963,579
Germany — 0.0%
Volocopter GmbH, (Acquired 03/03/21,
cost $7,547,351)
(d)(f)(j)
......... 1,420 —
India — 0.0%
Think & Learn Pvt Ltd., Series
F, (Acquired 12/11/20, cost
$4,447,311)
(d)(f)(j)
............. 1,380 —
Sweden — 0.0%
Volta Greentech AB, Series C,
(Acquired 02/22/22, cost $804,100)
(d)
(f)(j)
...................... 6,817 —
United Kingdom — 0.0%
10x Future Technologies Services Ltd.,
Series D, (Acquired 12/19/23, cost
$6,197,921)
(d)(f)(j)
............ 163,645 444,987
United States — 2.7%
Alphabet, Inc., Series A, 6.25%
(p)
... 59,450 3,025,410
Alphabet, Inc., Series B, 6.25%
(p)
... 59,450 2,990,335
Anduril Engineering LLC, Series F
(d)(f)
79,095 5,453,600
Breeze Aviation Group, Inc., Series
B, (Acquired 01/26/24, cost
$2,232,275)
(d)(f)(j)
............ 4,133 672,770
Bright Machines, Inc., Series C
(d)(f)
... 238,542 59,635
Bright Machines, Inc., Series C-1
(d)(f)
. 496,892 49,689
CoreWeave, Inc., 10.00%, ( 10.00%
Cash or 10.00% PIK)
(d)(o)
....... 2,520,000 2,746,800
Databricks, Inc., Series F, (Acquired
10/22/19, cost $3,030,010)
(d)(f)(j)
.. 211,650 43,062,309
Databricks, Inc., Series G, (Acquired
02/01/21, cost $3,419,476)
(d)(f)(j)
.. 57,837 11,767,516
Davidson Homes, Inc., 12.00%,
(12.00% Cash or 12.00% PIK)
(d)(o)
. 4,221 4,779,734
Dream Finders Homes, Inc.
(Preference), 9.00%
(d)(s)
........ 8,429 8,418,464
EXO Capital Technologies, Inc.,
Series D, (Acquired 08/14/24, cost
$102,780)
(d)(f)(j)
.............. 168,405 124,620
JumpCloud, Inc., Series E-1, (Acquired
10/30/20, cost $3,136,443)
(d)(f)(j)
.. 1,719,824 3,800,811
Security
Shares
Shares Value
United States (continued)
JumpCloud, Inc., Series F, (Acquired
09/03/21, cost $677,436)
(d)(f)(j)
.... 113,119 $ 321,258
Lessen Holdings, Inc., Series B
(d)(f)
.. 63,570 1
Lessen Holdings, Inc., Series BX
(d)(f)
. 188,594 2
Loadsmart, Inc., Series C, (Acquired
10/05/20, cost $2,878,751)
(d)(f)(j)
.. 336,696 1,370,353
Loadsmart, Inc., Series D, (Acquired
01/27/22, cost $596,540)
(d)(f)(j)
.... 29,827 236,826
Mythic AI, Inc., Series C, (Acquired
01/26/21, cost $1,646,873)
(d)(f)(j)
.. 2,397 —
Noodle, Inc., Series C, (Acquired
08/26/21, cost $2,167,122)
(d)(f)(j)
.. 242,823 2
PsiQuantum Corp., Series D, (Acquired
05/21/21, cost $1,355,632)
(d)(f)(j)
.. 51,690 2,496,110
RapidSOS, Inc., Series C-1
(d)(f)
..... 1,308,937 1,335,116
RSA Security LLC, Class A
(d)(f)
..... 68,795 1
RSA Security LLC, Class B
(d)(f)
..... 206,388 2
SambaNova Systems, Inc., Series
C, (Acquired 02/19/20, cost
$3,134,751)
(d)(f)(j)
............ 58,878 7,252,592
SambaNova Systems, Inc., Series
D, (Acquired 04/09/21, cost
$1,780,353)
(d)(f)(j)
............ 18,737 2,424,755
Snorkel AI, Inc., Series C , (Acquired
06/30/21, cost $839,659)
(d)(f)(j)
.... 55,904 1,686,065
Ursa Major Technologies, Inc., Series
C, (Acquired 09/13/21, cost
$2,149,052)
(d)(f)(j)
............ 360,289 1,408,730
Ursa Major Technologies, Inc., Series
D, (Acquired 10/14/22, cost
$ 292,529)
(d)(f)(j)
.............. 44,138 178,759
Verge Genomics
(d)(f)
............ 422,744 67,639
Veritas Newco
(f)
............... 9,276 185,517
Veritas Newco, Series G-1
(f)
....... 6,403 124,864
Wells Fargo & Co., Series L, 7.50%
(g)(p)
(s)
...................... 1,367 1,581,619
107,621,904
Total Preferred Stocks — 3.4%
(Cost: $92,518,464) .............................. 136,130,504
Trust Preferreds — 0.1%
United States — 0.1%
Citigroup Capital XIII , (3-mo. CME Term
SOFR + 6.63%), 10.30%, 10/30/40
(b)
110,488 3,176,530
Total Trust Preferreds — 0.1%
(Cost: $3,055,236) .............................. 3,176,530
Total Preferred Securities — 4.3%
(Cost: $128,035,701) ............................. 173,066,719
Rights
United States — 0.0%
Walgreens Boots Alliance, Inc., CVR
(d)
(f)
....................... 61,636 32,667
Total Rights — 0.0%
(Cost: $32,667) ................................ 32,667

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation V.I. Fund
30
(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp.
STACR REMIC Trust Variable Rate
Notes, Series 2022-DNA1, Class B1,
(30-day Average SOFR at 0.00%
Floor + 3.40%), 7.03%, 01/25/42
(a)(b)
USD 482 $ 487,870
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates Variable Rate Notes
(b)
Series KL06, Class XFX,
1.46% ,  12/25/29 ........ 2,145 83,991
Series KW09, Class X1,
0.87% ,  05/25/29 ........ 11,824 218,144
302,135
Mortgage-Backed Securities — 1.7%
Uniform Mortgage-Backed Securities,
3.50%, 07/25/56
(t)
........... 76,268 69,189,376
Total U.S. Government Sponsored Agency Securities
—
1.7%
(Cost: $69,938,654) .............................. 69,979,381
Shares
Shares
Warrants
Brazil — 0.0%
Lavoro Ltd. (Issued/Exercisable
12/27/22, 1 Share for 1 Warrant,
Expires 12/27/27, Strike Price USD
11.50)
(f)
.................. 21,152 15
Israel — 0.0%
Deep Instinct Ltd., Series D, (Acquired
09/20/22, cost $0) (Issued/
Exercisable 09/20/22, 1 Share for 1
Warrant, Expires 09/20/32)
(d)(f)(j)
.. 24,748 247
United Kingdom — 0.0%
10x Future Technologies Services
Ltd., (Acquired 12/19/23, cost $0)
(Issued/Exercisable 12/19/23,
1 Share for 1 Warrant, Expires
11/17/30, Strike Price GBP 0.01)
(d)(f)(j)
197,161 7,846
United States — 0.1%
(f)
Crown PropTech Acquisitions (Issued/
Exercisable 01/25/21, 1 Share for
1 Warrant, Expires 03/11/27, Strike
Price USD 11.50) ............ 42,220 2,955
Davidson Homes, Inc., Class A (Issued/
Exercisable 05/16/24, 1 Share for
1 Warrant, Expires 05/16/34, Strike
Price USD 8.47)
(d)
........... 29,296 74,705
EVgo, Inc. (Issued/Exercisable
11/10/20, 1 Share for 1 Warrant,
Expires 07/01/26, Strike Price USD
11.50) ................... 38,021 270
Flagstar Financial, Inc., (Acquired
03/11/24, cost $0) (Issued/
Exercisable 03/11/24, 1,000 Shares
for 1 Warrant, Expires 03/11/31,
Strike Price USD 2.50)
(d)(j)
...... 441 1,346,845
Security
Shares
Shares Value
United States (continued)
Hippo Holdings, Inc. (Issued/
Exercisable 01/04/21, 1 Share for
1 Warrant, Expires 08/02/26, Strike
Price USD 11.50) ............ 28,141 $ 23
Insight M, Inc. (Issued/Exercisable
01/31/24, 1 Share for 1 Warrant,
Strike Price USD 0.34)
(d)
....... 1,614,658 16
Offerpad Solutions, Inc. (Issued/
Exercisable 10/13/20, 1 Share for
1 Warrant, Expires 09/01/26, Strike
Price USD 11.50) ............ 50,071 105
Palladyne AI Corp. ( Issued/Exercisable
01/15/21, 1 Share for 1 Warrant,
Expires 06/15/27, Strike Price USD
69.00) ................... 30,984 976
Palladyne AI Corp. (Issued/Exercisable
12/21/20, 1 Share for 1 Warrant,
Expires 09/24/26, Strike Price USD
11.50) ................... 59,602 1,877
RapidSOS, Inc. (Issued/Exercisable
12/13/23, 1 Share for 1 Warrant,
Expires 12/13/33, Strike Price USD
0.01)
(d)
................... 725,761 733,019
Sonder Enterprises, Inc. (Issued/
Exercisable 04/11/25, 1 Share for
1 Warrant, Expires 04/11/30, Strike
Price USD 1.00)
(d)
........... 136,707 1
Sonder Enterprises, Inc. (Issued/
Exercisable 12/30/24, 1 Share for
1 Warrant, Expires 12/30/29, Strike
Price USD 0.01)
(d)
........... 13,704 —
Volato Group, Inc., (Acquired 12/03/23,
cost $51,838) (Issued/Exercisable
12/04/23, 1 Share for 1 Warrant,
Expires 12/03/28, Strike Price USD
11.50)
(j)
.................. 51,838 1,244
2,162,036
Total Warrants — 0.1%
(Cost: $411,687) ................................ 2,170,144
Total Long-Term Investments — 98.0%
(Cost: $3,620,807,557) ........................... 3,986,377,320
Par (000)
Pa r (000)
Short-Term Securities
Foreign Government Obligations — 0.2%
Brazil — 0.1%
Letras do Tesouro Nacional Treasury
Bills
(u)
13.79%, 10/01/26 ........... BRL 22 4,203,594
12.32%, 04/01/27 ........... 5 902,664
5,106,258
Egypt — 0.1%
Arab Republic of Egypt Treasury Bills
(u)
24.31%, 10/20/26 ........... EGP 26,100 496,323
24.56%, 06/29/27 ........... 35,400 580,006
1,076,329
Total Foreign Government Obligations — 0.2%
(Cost: $6,085,884) .............................. 6,182,587

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
31
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Money Market Funds — 2.3%
(i)(v)
BlackRock Cash Funds: Institutional,
SL Agency Shares, 3.82%
(w)
.... 70,885,847 $ 70,907,112
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 3.54% ...... 24,039,434 24,039,434
Total Money Market Funds — 2.3%
(Cost: $94,945,504) .............................. 94,946,546
Total Short-Term Securities — 2.5%
(Cost: $101,031,388) ............................. 101,129,133
Total Options Purchased — 0.3%
(Cost: $14,540,221 ) .............................. 11,045,117
Total Investments Before Options Written — 100.8%
(Cost: $3,736,379,166) ........................... 4,098,551,570
Total Options Written — (0.8)%
(Premiums Received — $(14,227,974)) ................ (32,031,854)
Total Investments Net of Options Written — 100.0%
(Cost: $3,722,151,192) ........................... 4,066,519,716
Other Assets Less Liabilities — 0.0% ................... 951,162
Net Assets — 100.0% .............................. $ 4,067,470,878
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Zero-coupon bond.
(f)
Non-income producing security.
(g)
All or a portion of this security is on loan.
(h)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(i)
Affiliate of the Fund.
(j)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $143,187,708, representing 3.52% of its net assets as of period end, and an original cost of $99,999,264.
(k)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(l)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
(m)
Investment does not issue shares.
(n)
Issuer filed for bankruptcy and/or is in default.
(o)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(p)
Convertible security.
(q)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(r)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(s)
Perpetual security with no stated maturity date.
(t)
Represents or includes a TBA transaction.
(u)
Rates are discount rates or a range of discount rates as of period end.
(v)
Annualized 7-day yield as of period end.
(w)
All or a portion of this security was purchased with the cash collateral from loaned securities.

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation V.I. Fund
32
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
Par/Shares
Held at
06/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 61,164,269 $ 9,757,444
(a)
$ — $ (15,644) $ 1,043 $ 70,907,112 70,885,847 $ 158,931
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 180,077,440 — (156,038,006)
(a)
— — 24,039,434 24,039,434 2,256,235 —
iShares Broad USD High Yield
Corporate Bond ETF .... 4,881,955 — — — (48,957) 4,832,998 130,551 138,358 —
iShares China Large-Cap ETF 10,078,885 403,120 (2,579,325) (54,620) (1,359,379) 6,488,681 205,403 52,083 —
iShares Core S&P Small-Cap
ETF ................ 2,374,636 — — — 555,822 2,930,458 19,759 12,388 —
iShares MSCI Brazil ETF ... 1,878,592 — — — 161,427 2,040,019 59,131 19,555 —
iShares MSCI Emerging
Markets ETF .......... — 4,732,311 — — (183,046) 4,549,265 66,500 — —
iShares Russell 2000 ETF ... — 8,555,611 — — 1,839,959 10,395,570 34,600 24,051 —
Quintis Australia Pty. Ltd.,
7.50%, 10/01/26 ....... 1,614,487 — — — 121,086 1,735,573 16,144,865 — —
Quintis Australia Pty. Ltd.,
12.00%, 10/01/28 ...... 1 — — — — 1 14,448,961 — —
Quintis HoldCo Pty. Ltd. .... 51 — — — 2 53 7,642,509 — —
$ (70,264) $ 1,087,957 $ 127,919,164 $ 2,661,601 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
33
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
IFSC NIFTY 50 Index ....................................................... 205 07/28/26 $ 9,861 $ (19,600)
Euro-Bobl ............................................................... 1,183 09/08/26 155,959 1,014,918
Euro-BTP ............................................................... 417 09/08/26 56,866 565,997
Euro-Bund .............................................................. 255 09/08/26 37,102 326,123
Euro-OAT ............................................................... 162 09/08/26 22,208 215,827
Euro-Schatz ............................................................. 676 09/08/26 81,843 236,347
Short Euro-BTP ........................................................... 57 09/08/26 6,972 28,033
KOSPI 200 Index .......................................................... 84 09/10/26 18,773 1,637,031
OSE Nikkei 225 Index ....................................................... 215 09/10/26 93,787 8,106,459
Japan 10-Year Bond ........................................................ 36 09/14/26 28,289 11,932
Australia 10-Year Bond ...................................................... 170 09/15/26 12,925 97,696
EURO STOXX Bank Index .................................................... 542 09/18/26 9,114 267,537
Russell 2000 E-Mini Index .................................................... 274 09/18/26 41,725 1,056,667
S&P 500 E-Mini Equal Weight Index ............................................. 2 09/18/26 347 846
U.S. Treasury Long Bond ..................................................... 229 09/21/26 25,891 531,564
U.S. Treasury Ultra Bond ..................................................... 1,285 09/21/26 148,538 2,499,647
Long Gilt ................................................................ 163 09/28/26 19,288 191,306
CBOE Volatility Index ....................................................... 6 12/16/26 124 (10,333)
CBOE Volatility Index ....................................................... 3 02/17/27 65 (2,303)
3-mo. SOFR ............................................................. 219 03/14/28 52,612 (328,410)
3-mo. SOFR ............................................................. 219 03/20/29 52,675 (144,945)
16,282,339
Short Contracts
CBOE Volatility Index ....................................................... 3 07/22/26 54 7,789
CBOE Volatility Index ....................................................... 2 08/19/26 38 736
Euro-Buxl ............................................................... 20 09/08/26 2,542 (73,998)
S&P/TSX 60 Index ......................................................... 4 09/17/26 1,160 (948)
EURO STOXX 50 Index ..................................................... 132 09/18/26 9,586 (77,260)
FTSE 100 Index ........................................................... 49 09/18/26 6,843 (43,876)
Nasdaq-100 E-Mini Index ..................................................... 553 09/18/26 337,590 (6,295,841)
Nasdaq-100 Micro E-Mini Index ................................................ 7 09/18/26 427 4,808
S&P 500 E-Mini Index ....................................................... 40 09/18/26 15,097 (53,687)
U.S. Treasury 10-Year Note ................................................... 2,002 09/21/26 219,720 (1,280,668)
U.S. Treasury 10-Year Ultra Note ............................................... 3,291 09/21/26 369,518 (4,510,771)
U.S. Treasury 2-Year Note .................................................... 1,268 09/30/26 261,317 244,828
U.S. Treasury 5-Year Note .................................................... 3,840 09/30/26 410,760 (349,236)
CBOE Volatility Index ....................................................... 1 10/21/26 20 2,451
CBOE Volatility Index ....................................................... 3 01/20/27 65 2,541
(12,423,132)
$ 3,859,207
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
COP 757,108,350 USD 206,100 Morgan Stanley & Co. International plc 07/01/26 $ 15,392
BRL 58,009,821 USD 11,233,679 Barclays Bank plc 07/02/26 3,526
BRL 1,295,603 USD 248,700 BNP Paribas SA 07/02/26 2,274
USD 11,399,395 BRL 57,942,271 Wells Fargo Bank NA 07/02/26 175,275
INR 37,168,950 USD 389,000 Citibank NA 07/06/26 3,627
USD 3,101,937 EUR 2,619,745 BNP Paribas SA 07/16/26 106,845
USD 117,197 EUR 99,049 Credit Agricole Corporate & Investment Bank SA 07/16/26 3,957
USD 147,859 EUR 126,178 Deutsche Bank AG 07/16/26 3,602
USD 182,285 EUR 156,465 Goldman Sachs International 07/16/26 3,403
COP 7,322,410,293 USD 1,970,376 Citibank NA 07/17/26 164,092

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation V.I. Fund
34
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
COP 3,426,242,150 USD 989,000 Wells Fargo Bank NA 07/24/26 $ 8,060
EUR 502,000 HUF 177,492,441 Natwest Markets plc 07/24/26 4,671
EUR 493,000 USD 560,722 Barclays Bank plc 07/24/26 3,112
EUR 988,000 USD 1,126,671 BNP Paribas SA 07/24/26 3,284
MYR 28,584,473 USD 6,942,528 Credit Agricole Corporate & Investment Bank SA 07/24/26 60,416
USD 699,391 AUD 1,008,000 Morgan Stanley & Co. International plc 07/24/26 1,798
USD 1,598,000 CAD 2,259,313 Wells Fargo Bank NA 07/24/26 3,324
USD 707,000 CLP 648,106,900 Wells Fargo Bank NA 07/24/26 3,762
USD 182,453 COP 625,667,828 Citibank NA 07/24/26 379
USD 2,702,666 EUR 2,363,000 Canadian Imperial Bank of Commerce 07/24/26 151
USD 839,000 JPY 135,370,334 Wells Fargo Bank NA 07/24/26 4,914
USD 834,000 PLN 3,120,376 Credit Agricole Corporate & Investment Bank SA 07/24/26 4,542
ZAR 66,364,228 USD 4,031,987 Canadian Imperial Bank of Commerce 07/24/26 11,743
ZAR 11,639,299 USD 709,000 Citibank NA 07/24/26 210
NGN 424,780,675 USD 284,372 Citibank NA 07/28/26 19,130
BRL 4,645,537 USD 891,829 Goldman Sachs International 08/04/26 733
USD 11,153,643 BRL 58,043,223 Barclays Bank plc 08/04/26 1,617
MXN 72,485,000 USD 3,849,321 Morgan Stanley & Co. International plc 08/18/26 278,968
PLN 467,937 USD 124,291 Credit Agricole Corporate & Investment Bank SA 08/24/26 94
TRY 35,833,733 USD 732,783 BNP Paribas SA 08/24/26 3,050
TRY 36,221,902 USD 740,241 Morgan Stanley & Co. International plc 08/24/26 3,563
USD 48 CNY 326 Deutsche Bank AG 08/24/26 —
USD 225,608 CZK 4,695,268 Societe Generale SA 08/24/26 4,470
USD 3,437,419 HUF 1,040,486,220 Credit Agricole Corporate & Investment Bank SA 08/24/26 103,104
USD 3,891,655 IDR 69,104,111,200 Barclays Bank plc 08/24/26 49,881
USD 9,862,297 MXN 170,477,245 UBS AG 08/24/26 157,800
USD 1,259,404 PEN 4,268,340 Citibank NA 08/24/26 13,315
USD 4,157,564 PHP 251,075,291 Barclays Bank plc 08/24/26 82,823
USD 6,931,181 PLN 25,358,144 Wells Fargo Bank NA 08/24/26 190,579
USD 91,355 RON 420,054 HSBC Bank plc 08/24/26 22
USD 10,522,934 ZAR 170,975,465 Bank of America NA 08/24/26 131,668
USD 596,213 CLP 533,730,000 Goldman Sachs International 09/02/26 16,749
USD 719,376 CLP 640,484,000 HSBC Bank plc 09/02/26 24,010
USD 252,459 CLP 224,171,211 Morgan Stanley & Co. International plc 09/02/26 9,079
BRL 86,350,155 EUR 14,093,861 HSBC Bank plc 09/16/26 263,663
EUR 20,276,509 CHF 18,589,240 UBS AG 09/16/26 38,815
EUR 3,067,262 USD 3,515,591 HSBC Bank plc 09/16/26 447
GBP 7,355,664 EUR 8,488,952 JPMorgan Chase Bank NA 09/16/26 25,908
GBP 1,958,044 USD 2,592,558 JPMorgan Chase Bank NA 09/16/26 4,682
TRY 179,547,001 USD 3,563,847 Barclays Bank plc 09/16/26 57,605
USD 521,648 CAD 724,327 BNP Paribas SA 09/16/26 9,158
USD 10,739,599 CHF 8,487,745 Barclays Bank plc 09/16/26 144,606
USD 7,520,976 CNY 50,650,800 BNP Paribas SA 09/16/26 21,268
USD 198,579,798 EUR 171,224,907 Barclays Bank plc 09/16/26 2,302,724
USD 5,556,379 EUR 4,836,576 BNP Paribas SA 09/16/26 12,157
USD 2,804,307 EUR 2,411,047 Deutsche Bank AG 09/16/26 40,496
USD 2,767,035 EUR 2,403,129 HSBC Bank plc 09/16/26 12,301
USD 78,042,386 GBP 58,314,193 Barclays Bank plc 09/16/26 691,762
USD 40,669,791 HKD 317,700,246 BNP Paribas SA 09/16/26 50,557
USD 5,285,837 JPY 849,251,631 Commonwealth Bank of Australia 09/16/26 29,919
USD 25,892,194 JPY 4,123,306,000 JPMorgan Chase Bank NA 09/16/26 373,540
USD 5,348,249 JPY 860,725,876 UBS AG 09/16/26 21,318
USD 3,018,639 KRW 4,580,513,048 Barclays Bank plc 09/16/26 54,154
USD 19,911,338 NOK 188,909,814 Barclays Bank plc 09/16/26 847,349
ZAR 184,114,929 EUR 9,522,933 Canadian Imperial Bank of Commerce 09/16/26 253,220
MXN 285,629,010 EUR 14,042,379 Goldman Sachs International 09/17/26 130,220
USD 16,112,492 MXN 282,768,705 BNP Paribas SA 09/17/26 47,157
USD 557,691 CLP 493,947,225 Citibank NA 10/09/26 21,313
USD 815,543 CLP 724,868,279 Morgan Stanley & Co. International plc 10/09/26 28,407
7,165,760
USD 206,100 COP 757,108,350 Bank of America NA 07/01/26 (15,392)
BRL 37,128,851 USD 7,304,623 Wells Fargo Bank NA 07/02/26 (112,315)

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
35
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 6,995,323 BRL 36,123,288 Barclays Bank plc 07/02/26 $ (2,195)
USD 558,000 BRL 2,910,807 Citibank NA 07/02/26 (5,858)
USD 764,887 COP 2,910,323,208 JPMorgan Chase Bank NA 07/07/26 (85,507)
INR 18,032,259 USD 191,344 Barclays Bank plc 07/13/26 (938)
INR 32,972,561 USD 349,656 Goldman Sachs International 07/13/26 (1,493)
EUR 64,856 USD 76,792 Wells Fargo Bank NA 07/16/26 (2,642)
ARS 322,269,750 USD 224,500 Citibank NA 07/22/26 (13,281)
AUD 1,667,100 USD 1,166,484 HSBC Bank plc 07/24/26 (12,757)
CLP 2,268,899,320 USD 2,524,000 HSBC Bank plc 07/24/26 (62,097)
CNY 29,868,248 USD 4,414,161 Bank of America NA 07/24/26 (9,157)
CZK 41,623,889 USD 1,966,338 Deutsche Bank AG 07/24/26 (6,477)
EUR 2,444,386 USD 2,798,189 Goldman Sachs International 07/24/26 (2,594)
HUF 1,563,212,246 USD 5,059,419 HSBC Bank plc 07/24/26 (44,101)
INR 361,391,285 USD 3,823,316 BNP Paribas SA 07/24/26 (10,716)
KRW 1,340,252,661 USD 870,000 Citibank NA 07/24/26 (3,386)
MXN 9,709,448 USD 555,000 Citibank NA 07/24/26 (838)
MXN 63,364,331 USD 3,646,496 UBS AG 07/24/26 (30,009)
PEN 1,927,780 USD 565,000 Deutsche Bank AG 07/24/26 (1,452)
PHP 25,969,756 USD 428,000 BNP Paribas SA 07/24/26 (5,637)
PHP 33,716,250 USD 555,000 Citibank NA 07/24/26 (6,651)
PLN 13,298,822 USD 3,554,519 HSBC Bank plc 07/24/26 (19,426)
RON 4,002,664 USD 872,227 Deutsche Bank AG 07/24/26 (428)
THB 186,116,249 USD 5,689,140 HSBC Bank plc 07/24/26 (76,120)
USD 263,273 COP 915,400,221 Citibank NA 07/24/26 (3,115)
USD 3,365,518 EUR 2,945,000 Canadian Imperial Bank of Commerce 07/24/26 (2,619)
USD 966,743 GBP 730,000 Royal Bank of Canada 07/24/26 (1,549)
USD 424,000 THB 14,182,800 Barclays Bank plc 07/24/26 (3,735)
USD 833,000 THB 27,880,510 Citibank NA 07/24/26 (7,839)
BRL 36,403,451 USD 6,995,323 Barclays Bank plc 08/04/26 (1,014)
PEN 6,873,384 USD 2,008,000 Citibank NA 08/12/26 (287)
USD 4,067,050 MXN 72,485,000 HSBC Bank plc 08/18/26 (61,239)
USD 204,891 EGP 11,296,548 Morgan Stanley & Co. International plc 08/20/26 (19,620)
PHP 29,767,279 USD 489,127 Bank of America NA 08/24/26 (6,029)
PHP 92,841,982 USD 1,519,509 Deutsche Bank AG 08/24/26 (12,762)
USD 3,114,230 COP 10,830,047,775 Citibank NA 08/24/26 (14,082)
USD 456,720 COP 1,590,174,585 JPMorgan Chase Bank NA 08/24/26 (2,610)
USD 134,265 CZK 2,864,333 Citibank NA 08/24/26 (639)
USD 215,196 CZK 4,584,300 Deutsche Bank AG 08/24/26 (716)
USD 105,559 CZK 2,245,281 UBS AG 08/24/26 (189)
USD 280,492 HUF 87,980,845 UBS AG 08/24/26 (1,449)
USD 304,932 RON 1,405,553 Citibank NA 08/24/26 (681)
USD 394,771 RON 1,820,005 Deutsche Bank AG 08/24/26 (957)
USD 324,471 UYU 13,124,525 HSBC Bank plc 08/24/26 (2,050)
USD 67,967 PHP 4,202,000 Bank of America NA 09/01/26 (207)
USD 166,891 PHP 10,349,771 Citibank NA 09/01/26 (1,025)
USD 1,046,376 PHP 64,805,315 Deutsche Bank AG 09/01/26 (5,032)
AUD 69,807,684 USD 48,877,246 Morgan Stanley & Co. International plc 09/16/26 (612,967)
CAD 114,838,479 USD 82,716,394 Wells Fargo Bank NA 09/16/26 (1,463,654)
CHF 77,953,483 USD 98,644,528 Citibank NA 09/16/26 (1,337,580)
CNY 823,991,130 USD 122,350,995 Societe Generale SA 09/16/26 (345,163)
DKK 145,088,374 USD 22,518,201 Barclays Bank plc 09/16/26 (247,392)
EUR 145,957,804 USD 169,276,023 Barclays Bank plc 09/16/26 (1,962,918)
EUR 3,334,970 USD 3,855,522 Commonwealth Bank of Australia 09/16/26 (32,608)
EUR 10,876,886 USD 12,657,800 State Street Bank and Trust Co. 09/16/26 (189,501)
GBP 49,188,815 USD 65,829,814 Barclays Bank plc 09/16/26 (583,511)
GBP 2,046,454 USD 2,749,301 Wells Fargo Bank NA 09/16/26 (34,791)
HKD 72,095,542 USD 9,229,173 BNP Paribas SA 09/16/26 (11,473)
HUF 1,668,498,599 USD 5,381,597 Citibank NA 09/16/26 (38,245)
JPY 4,990,175,793 EUR 27,022,198 Natwest Markets plc 09/16/26 (92,246)
JPY 764,719,968 USD 4,762,989 HSBC Bank plc 09/16/26 (30,227)
JPY 40,028,317,604 USD 251,319,387 JPMorgan Chase Bank NA 09/16/26 (3,588,853)
JPY 471,990,856 USD 2,963,704 Natwest Markets plc 09/16/26 (42,608)
JPY 672,010,144 USD 4,218,342 Societe Generale SA 09/16/26 (59,351)

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation V.I. Fund
36
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
JPY 769,025,870 USD 4,838,433 Wells Fargo Bank NA 09/16/26 $ (79,023)
NOK 218,442,331 CHF 18,246,902 Goldman Sachs International 09/16/26 (732,763)
NZD 3,796,841 USD 2,213,122 Goldman Sachs International 09/16/26 (51,075)
PLN 28,615,906 USD 7,774,486 Canadian Imperial Bank of Commerce 09/16/26 (167,892)
SEK 150,812,332 USD 15,925,020 Barclays Bank plc 09/16/26 (304,109)
SGD 11,263,938 USD 8,810,522 Wells Fargo Bank NA 09/16/26 (56,320)
TWD 514,691,738 USD 16,228,142 UBS AG 09/16/26 (114,010)
USD 11,741,484 BRL 62,040,786 BNP Paribas SA 09/16/26 (55,669)
USD 1,382,733 BRL 7,316,400 HSBC Bank plc 09/16/26 (8,492)
USD 5,220,000 BRL 27,514,620 Morgan Stanley & Co. International plc 09/16/26 (11,948)
USD 1,616,029 COP 5,653,271,990 Citibank NA 09/16/26 (7,834)
USD 7,581,871 IDR 137,011,998,348 HSBC Bank plc 09/16/26 (22,021)
USD 680,258 INR 65,346,269 Goldman Sachs International 09/16/26 (5,929)
USD 3,448,584 ZAR 57,488,332 State Street Bank and Trust Co. 09/16/26 (38,988)
IDR 96,086,939,724 USD 5,343,804 HSBC Bank plc 09/17/26 (11,555)
USD 847,924 BRL 4,654,253 Goldman Sachs International 04/02/27 (458)
(13,022,086)
$ (5,856,326)
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
EUR Currency ................ One-Touch
Goldman Sachs
International 07/14/26 USD 1.18 USD 1.18 EUR 121 $ 505
Put
USD Currency ................ One-Touch
Goldman Sachs
International 07/03/26 ZAR 15.75 ZAR 15.75 USD 70 1
USD Currency ................ One-Touch Bank of America NA 07/09/26 CNH 6.65 CNH 6.65 USD 68 61
USD Currency ................ One-Touch
Morgan Stanley & Co.
International plc 07/10/26 INR 93.50 INR 93.50 USD 70 6,177
AUD Currency ................ One-Touch
Morgan Stanley & Co.
International plc 07/13/26 USD 0.68 USD 0.68 AUD 138 5,111
AUD Currency ................ One-Touch Deutsche Bank AG 07/16/26 USD 0.68 USD 0.68 AUD 97 8,448
EUR Currency ................ One-Touch Citibank NA 07/20/26 USD 1.13 USD 1.13 EUR 74 8,256
EUR Currency ................ One-Touch Bank of America NA 07/23/26 PLN 4.17 PLN 4.17 EUR 60 123
USD Currency ................ One-Touch Bank of America NA 07/23/26 ZAR 16.00 ZAR 16.00 USD 99 16,588
USD Currency ................ One-Touch Standard Chartered Bank 07/29/26 INR 94.10 INR 94.10 USD 70 21,897
EUR Currency ................ One-Touch
Morgan Stanley & Co.
International plc 08/05/26 HUF 350.00 HUF 350.00 EUR 59 14,022
EUR Currency ................ One-Touch Barclays Bank plc 11/05/26 HUF 345.00 HUF 345.00 EUR 59 11,955
EUR Currency ................ One-Touch JPMorgan Chase Bank NA 11/11/26 HUF 339.00 HUF 339.00 EUR 60 5,045
97,684
$ 98,189
$ –
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Amazon.com, Inc. ........................... 700 07/17/26 USD 285.00 USD 16,684 $ 10,850
EchoStar Corp. ............................. 43 07/17/26 USD 150.00 USD 436 538
Freeport-McMoRan, Inc. ....................... 291 07/17/26 USD 65.00 USD 1,830 59,655
Invesco QQQ Trust, Series 1 .................... 131 07/17/26 USD 730.00 USD 9,647 251,741
iShares China Large-Cap ETF ................... 4,135 07/17/26 USD 39.00 USD 13,062 1,070
iShares Expanded Tech-Software Sector ETF ........ 1,164 07/17/26 USD 105.00 USD 10,546 15,768

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
37
Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
iShares MSCI Emerging Markets ETF .............. 496 07/17/26 USD 75.00 USD 3,393 $ 15,495
KraneShares CSI China Internet ETF .............. 1,399 07/17/26 USD 31.00 USD 3,423 867
SPDR Gold Shares
(a)
......................... 398 07/17/26 USD 450.00 USD 14,662 4,951
State Street SPDR S&P 500 ETF Trust ............. 260 07/17/26 USD 745.00 USD 19,416 262,002
State Street SPDR S&P 500 ETF Trust ............. 276 07/17/26 USD 755.00 USD 20,611 127,290
State Street SPDR S&P Regional Banking ETF ....... 417 07/17/26 USD 75.00 USD 3,121 59,506
Williams Cos., Inc. (The) ....................... 264 07/17/26 USD 75.00 USD 1,963 37,620
State Street SPDR S&P 500 ETF Trust ............. 197 07/31/26 USD 760.00 USD 14,711 125,838
Nikkei 225 Index ............................ 20 08/14/26 JPY 70,000.00 JPY 1,401,246 427,442
Alphabet, Inc. .............................. 49 08/21/26 USD 420.00 USD 1,731 14,259
Amazon.com, Inc. ........................... 842 08/21/26 USD 285.00 USD 20,068 220,604
Apple, Inc. ................................ 234 08/21/26 USD 310.00 USD 6,771 108,810
ASML Holding NV ........................... 6 08/21/26 EUR 1,720.00 EUR 1,033 107,376
ASML Holding NV ........................... 19 08/21/26 EUR 1,560.00 EUR 3,271 534,920
Broadcom, Inc. ............................. 47 08/21/26 USD 460.00 USD 1,775 26,790
Cadence Design Systems, Inc. .................. 27 08/21/26 USD 400.00 USD 1,013 58,050
EURO STOXX Bank Index ..................... 394 08/21/26 EUR 305.00 EUR 5,786 114,797
Fifth Third Bancorp .......................... 571 08/21/26 USD 55.00 USD 3,219 194,140
Freeport-McMoRan, Inc. ....................... 291 08/21/26 USD 75.00 USD 1,830 46,269
Lam Research Corp. ......................... 67 08/21/26 USD 320.00 USD 2,903 850,900
Lumentum Holdings, Inc. ...................... 19 08/21/26 USD 1,200.00 USD 1,630 73,150
Meta Platforms, Inc. .......................... 32 08/21/26 USD 660.00 USD 1,803 30,160
Micron Technology, Inc. ....................... 25 08/21/26 USD 940.00 USD 2,886 710,438
Microsoft Corp. ............................. 49 08/21/26 USD 440.00 USD 1,828 26,705
MongoDB, Inc. ............................. 32 08/21/26 USD 340.00 USD 1,075 102,800
NVIDIA Corp. .............................. 88 08/21/26 USD 245.00 USD 1,761 12,100
Tesla, Inc. ................................. 58 08/21/26 USD 500.00 USD 2,439 44,950
UniCredit SpA .............................. 29 08/21/26 EUR 84.00 EUR 1,135 24,189
United Airlines Holdings, Inc. .................... 287 08/21/26 USD 120.00 USD 3,903 612,028
Walmart, Inc. .............................. 468 08/21/26 USD 130.00 USD 5,301 31,824
Williams Cos., Inc. (The) ....................... 200 08/21/26 USD 75.00 USD 1,487 59,500
Apple, Inc. ................................ 104 09/18/26 USD 330.00 USD 3,009 29,276
Apple, Inc. ................................ 290 09/18/26 USD 295.00 USD 8,391 376,275
Apple, Inc. ................................ 382 09/18/26 USD 320.00 USD 11,054 177,630
Carrier Global Corp. .......................... 201 09/18/26 USD 75.00 USD 1,474 97,485
Corning, Inc. ............................... 234 09/18/26 USD 195.00 USD 5,977 1,820,520
KraneShares CSI China Internet ETF .............. 1,332 09/18/26 USD 32.00 USD 3,259 30,660
Verizon Communications, Inc. ................... 1,573 09/18/26 USD 47.00 USD 6,660 88,874
Zoom Communications, Inc. .................... 261 09/18/26 USD 100.00 USD 2,253 91,350
Alphabet, Inc. .............................. 114 10/16/26 USD 375.00 USD 4,028 221,160
8,338,622
Put
State Street SPDR S&P 500 ETF Trust ............. 700 07/02/26 USD 720.00 USD 52,274 7,204
NVIDIA Corp. .............................. 935 07/17/26 USD 180.00 USD 18,708 95,370
Invesco QQQ Trust, Series 1 .................... 1,350 07/31/26 USD 695.00 USD 99,414 1,085,638
S&P 500 Index ............................. 20 07/31/26 USD 7,100.00 USD 14,999 58,453
State Street SPDR S&P 500 ETF Trust ............. 327 09/18/26 USD 730.00 USD 24,419 427,454
1,674,119
$ 10,012,741
(a)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ........................... HSBC Bank plc 07/02/26 THB 33.00 USD 1,381 $ 9,436
AUD Currency ........................... Goldman Sachs International 07/06/26 USD 0.69 AUD 1,158 9,190
AUD Currency ........................... JPMorgan Chase Bank NA 07/06/26 USD 0.73 AUD 2,316 —

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation V.I. Fund
38
OTC Currency Options Purchased (continued)
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
USD Currency ........................... Bank of America NA 07/06/26 ZAR 17.00 USD 529 $ 134
USD Currency ........................... BNP Paribas SA 07/09/26 COP 3,900.00 USD 1,124 17
USD Currency ........................... Goldman Sachs International 07/09/26 COP 3,900.00 USD 1,124 17
USD Currency ........................... Morgan Stanley & Co. International plc 07/09/26 CLP 940.00 USD 835 2,333
USD Currency ........................... Morgan Stanley & Co. International plc 07/16/26 COP 4,050.00 USD 442 11
USD Currency ........................... BNP Paribas SA 08/11/26 COP 4,150.00 USD 1,124 289
USD Currency ........................... Deutsche Bank AG 08/20/26 MXN 17.60 USD 1,277 15,454
36,881
Put
AUD Currency ........................... Goldman Sachs International 07/02/26 USD 0.71 AUD 1,152 20,375
EUR Currency ........................... Bank of America NA 07/02/26 USD 1.17 EUR 21,087 573,565
EUR Currency ........................... Morgan Stanley & Co. International plc 07/02/26 USD 1.14 EUR 12,280 10,554
USD Currency ........................... Deutsche Bank AG 07/06/26 ZAR 16.30 USD 1,058 3,402
EUR Currency ........................... Goldman Sachs International 07/08/26 USD 1.15 EUR 1,763 8,717
EUR Currency ........................... BNP Paribas SA 07/23/26 USD 1.13 EUR 1,482 2,786
USD Currency ........................... UBS AG 07/23/26 KRW 1,450.00 USD 1,396 186
EUR Currency ........................... Morgan Stanley & Co. International plc 07/30/26 USD 1.14 EUR 2,447 9,340
USD Currency ........................... HSBC Bank plc 01/08/27 INR 92.40 USD 1,459 3,715
632,640
$ 669,521
OTC Dual Binary Options Purchased
Description
(a)
Counterparty Units
Expiration
Date
Notional
Amount (000) Value
Put
Payout at expiry if S&P 500 Index < 7195.99 and
EUR 5-Year swap < 2.51 ............... Citibank NA 846,933 09/18/26 USD 6,094,521 $ 39,537
Payout at expiry if S&P 500 Index < 7195.99 and
EUR 5-Year swap < 2.59 ............... Citibank NA 846,933 09/18/26 USD 6,094,521 24,823
$ 64,360
(a)
Option only pays if both terms are met on the expiration date.
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.35% Annual
Goldman Sachs
International 07/13/26 3 .35 % USD 3,740 $ 2
Put
2-Year Interest Rate Swap
(a)
. 4.15% Annual 1-day SOFR Annual Citibank NA 08/27/26 4 .15 USD 76,971 126,666
2-Year Interest Rate Swap
(a)
. 2.90% Annual
6-mo.
EURIBOR Semi-Annual Citibank NA 08/28/26 2 .90 EUR 76,971 64,963
2-Year Interest Rate Swap
(a)
. 5.50% Annual 1-day SONIA Annual Citibank NA 11/09/26 5 .50 GBP 41,088 8,675
200,304
$ 200,306
(a)
Forward settling swaption.

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
39
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Cisco Systems, Inc. ........................... 226 07/17/26 USD 100.00 USD 2,655 $ (402,845)
Datadog, Inc. ............................... 154 07/17/26 USD 180.00 USD 4,010 (1,247,400)
Delta Air Lines, Inc. ........................... 279 07/17/26 USD 85.00 USD 2,613 (278,303)
General Electric Co. ........................... 65 07/17/26 USD 340.00 USD 2,429 (236,438)
Intel Corp. ................................. 151 07/17/26 USD 105.00 USD 2,108 (541,335)
iShares China Large-Cap ETF .................... 3,330 07/17/26 USD 42.00 USD 10,519 (146)
iShares MSCI Emerging Markets ETF ............... 496 07/17/26 USD 80.00 USD 3,393 (2,758)
KraneShares CSI China Internet ETF ............... 1,399 07/17/26 USD 35.00 USD 3,423 (94)
Live Nation Entertainment, Inc. ................... 128 07/17/26 USD 180.00 USD 2,344 (87,680)
Micron Technology, Inc. ........................ 33 07/17/26 USD 680.00 USD 3,809 (1,578,308)
Western Digital Corp. .......................... 12 07/17/26 USD 650.00 USD 766 (55,320)
Cadence Design Systems, Inc. ................... 54 08/21/26 USD 450.00 USD 2,027 (50,220)
Lam Research Corp. .......................... 133 08/21/26 USD 400.00 USD 5,763 (979,878)
Lumentum Holdings, Inc. ....................... 38 08/21/26 USD 1,500.00 USD 3,261 (63,650)
Micron Technology, Inc. ........................ 49 08/21/26 USD 1,280.00 USD 5,656 (566,195)
MongoDB, Inc. .............................. 64 08/21/26 USD 410.00 USD 2,150 (71,200)
Palantir Technologies, Inc. ....................... 49 08/21/26 USD 180.00 USD 572 (3,210)
Alphabet, Inc. ............................... 95 09/18/26 USD 450.00 USD 3,357 (23,512)
Cadence Design Systems, Inc. ................... 78 09/18/26 USD 460.00 USD 2,927 (91,260)
Cameco Corp. ............................... 99 09/18/26 USD 150.00 USD 1,008 (11,137)
Cisco Systems, Inc. ........................... 298 09/18/26 USD 115.00 USD 3,500 (331,525)
CoreWeave, Inc. ............................. 81 09/18/26 USD 195.00 USD 806 (11,745)
Corning, Inc. ................................ 234 09/18/26 USD 260.00 USD 5,977 (1,000,935)
Datadog, Inc. ............................... 188 09/18/26 USD 220.00 USD 4,895 (1,079,120)
Delta Air Lines, Inc. ........................... 402 09/18/26 USD 90.00 USD 3,765 (389,940)
Edwards Lifesciences Corp. ..................... 330 09/18/26 USD 100.00 USD 2,985 (66,825)
Eli Lilly & Co. ............................... 46 09/18/26 USD 1,240.00 USD 5,517 (341,090)
First Solar, Inc. .............................. 49 09/18/26 USD 280.00 USD 1,156 (77,910)
Freeport-McMoRan, Inc. ........................ 496 09/18/26 USD 80.00 USD 3,119 (83,824)
GE Vernova, Inc. ............................. 9 09/18/26 USD 1,400.00 USD 1,057 (52,470)
General Electric Co. ........................... 40 09/18/26 USD 340.00 USD 1,495 (186,500)
General Electric Co. ........................... 98 09/18/26 USD 350.00 USD 3,663 (388,570)
KLA Corp. ................................. 50 09/18/26 USD 232.00 USD 1,509 (447,250)
KraneShares CSI China Internet ETF ............... 1,332 09/18/26 USD 38.00 USD 3,259 (9,155)
Lam Research Corp. .......................... 44 09/18/26 USD 380.00 USD 1,907 (419,210)
Lam Research Corp. .......................... 106 09/18/26 USD 390.00 USD 4,593 (954,795)
Live Nation Entertainment, Inc. ................... 175 09/18/26 USD 190.00 USD 3,204 (168,000)
Meta Platforms, Inc. ........................... 42 09/18/26 USD 760.00 USD 2,366 (18,795)
Meta Platforms, Inc. ........................... 63 09/18/26 USD 770.00 USD 3,549 (24,412)
Micron Technology, Inc. ........................ 29 09/18/26 USD 1,600.00 USD 3,347 (219,603)
Micron Technology, Inc. ........................ 30 09/18/26 USD 1,400.00 USD 3,463 (355,050)
Micron Technology, Inc. ........................ 36 09/18/26 USD 920.00 USD 4,155 (1,167,030)
Micron Technology, Inc. ........................ 47 09/18/26 USD 2,000.00 USD 5,425 (164,383)
Micron Technology, Inc. ........................ 67 09/18/26 USD 900.00 USD 7,734 (2,273,980)
Microsoft Corp. .............................. 136 09/18/26 USD 510.00 USD 5,073 (32,844)
Nasdaq-100 E-Mini Index ....................... 14 09/18/26 USD 32,000.00 USD 42,387 (974,404)
NVIDIA Corp. ............................... 540 09/18/26 USD 260.00 USD 10,805 (112,590)
NVIDIA Corp. ............................... 841 09/18/26 USD 240.00 USD 16,828 (353,220)
S&P 500 Index .............................. 35 09/18/26 USD 8,000.00 USD 26,248 (125,955)
Tesla, Inc. .................................. 134 09/18/26 USD 550.00 USD 5,636 (93,130)
Texas Instruments, Inc. ......................... 98 09/18/26 USD 360.00 USD 2,921 (134,505)
Valero Energy Corp. ........................... 109 09/18/26 USD 320.00 USD 2,839 (44,145)
Williams Cos., Inc. (The) ........................ 143 09/18/26 USD 85.00 USD 1,063 (11,082)
Alphabet, Inc. ............................... 228 10/16/26 USD 450.00 USD 8,056 (91,770)
(18,496,651)
Put
State Street SPDR S&P 500 ETF Trust .............. 700 07/02/26 USD 690.00 USD 52,274 (1,821)
Amazon.com, Inc. ............................ 467 07/17/26 USD 240.00 USD 11,130 (351,417)
Freeport-McMoRan, Inc. ........................ 146 07/17/26 USD 55.00 USD 918 (8,687)
iShares China Large-Cap ETF .................... 325 07/17/26 USD 35.00 USD 1,027 (109,160)
iShares Expanded Tech-Software Sector ETF ......... 1,164 07/17/26 USD 85.00 USD 10,546 (106,778)
Palo Alto Networks, Inc. ........................ 175 07/17/26 USD 250.00 USD 5,968 (7,788)

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation V.I. Fund
40
Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
SPDR Gold Shares
(a)
.......................... 1,908 07/17/26 USD 400.00 USD 70,287 $ (5,993,924)
Western Digital Corp. .......................... 12 07/17/26 USD 450.00 USD 766 (4,230)
Williams Cos., Inc. (The) ........................ 264 07/17/26 USD 65.00 USD 1,963 (9,240)
S&P 500 Index .............................. 20 07/31/26 USD 6,900.00 USD 14,999 (33,158)
Amazon.com, Inc. ............................ 770 08/21/26 USD 220.00 USD 18,352 (463,925)
Apple, Inc. ................................. 234 08/21/26 USD 260.00 USD 6,771 (66,222)
ASML Holding NV ............................ 6 08/21/26 EUR 1,360.00 EUR 1,033 (18,990)
ASML Holding NV ............................ 19 08/21/26 EUR 1,320.00 EUR 3,271 (44,884)
EURO STOXX Bank Index ...................... 197 08/21/26 EUR 265.00 EUR 2,893 (26,167)
Fifth Third Bancorp ........................... 571 08/21/26 USD 48.00 USD 3,219 (24,268)
Freeport-McMoRan, Inc. ........................ 219 08/21/26 USD 60.00 USD 1,377 (81,030)
Freeport-McMoRan, Inc. ........................ 543 08/21/26 USD 55.00 USD 3,415 (104,799)
Tesla, Inc. .................................. 29 08/21/26 USD 380.00 USD 1,220 (33,858)
UniCredit SpA ............................... 29 08/21/26 EUR 72.00 EUR 1,135 (24,686)
United Airlines Holdings, Inc. ..................... 287 08/21/26 USD 100.00 USD 3,903 (26,691)
Walmart, Inc. ............................... 468 08/21/26 USD 110.00 USD 5,301 (142,272)
Williams Cos., Inc. (The) ........................ 200 08/21/26 USD 65.00 USD 1,487 (9,500)
Alphabet, Inc. ............................... 85 09/18/26 USD 330.00 USD 3,003 (99,238)
Amazon.com, Inc. ............................ 142 09/18/26 USD 220.00 USD 3,384 (113,955)
Apple, Inc. ................................. 104 09/18/26 USD 280.00 USD 3,009 (99,580)
Apple, Inc. ................................. 290 09/18/26 USD 255.00 USD 8,391 (103,675)
Apple, Inc. ................................. 350 09/18/26 USD 245.00 USD 10,128 (85,750)
Broadcom, Inc. .............................. 71 09/18/26 USD 350.00 USD 2,682 (155,313)
Carrier Global Corp. ........................... 201 09/18/26 USD 65.00 USD 1,474 (40,200)
Corning, Inc. ................................ 351 09/18/26 USD 150.00 USD 8,966 (161,460)
KraneShares CSI China Internet ETF ............... 666 09/18/26 USD 26.00 USD 1,630 (160,948)
Micron Technology, Inc. ........................ 23 09/18/26 USD 650.00 USD 2,655 (47,380)
Micron Technology, Inc. ........................ 26 09/18/26 USD 820.00 USD 3,001 (136,240)
Verizon Communications, Inc. .................... 1,573 09/18/26 USD 38.00 USD 6,660 (112,469)
Walt Disney Co. (The) ......................... 667 09/18/26 USD 90.00 USD 6,420 (161,414)
Zoom Communications, Inc. ..................... 261 09/18/26 USD 80.00 USD 2,253 (111,578)
Meta Platforms, Inc. ........................... 102 12/18/26 USD 420.00 USD 5,746 (103,785)
NVIDIA Corp. ............................... 326 12/18/26 USD 125.00 USD 6,523 (54,605)
(9,441,085)
$ (27,937,736)
(a)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
OTC Currency Options Written
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ............................. HSBC Bank plc 07/02/26 THB 33.50 USD 691 $ (108)
AUD Currency ............................. Goldman Sachs International 07/06/26 USD 0.73 AUD 2,316 —
USD Currency ............................. Deutsche Bank AG 07/06/26 ZAR 17.00 USD 529 (134)
USD Currency ............................. BNP Paribas SA 07/09/26 COP 3,900.00 USD 1,124 (17)
USD Currency ............................. Standard Chartered Bank 07/23/26 INR 96.00 USD 641 (774)
USD Currency ............................. Goldman Sachs International 07/30/26 TWD 31.95 USD 845 (3,800)
USD Currency ............................. Goldman Sachs International 07/30/26 CNH 6.78 USD 1,187 (3,225)
USD Currency ............................. BNP Paribas SA 08/06/26 COP 4,150.00 USD 562 (106)
USD Currency ............................. Morgan Stanley & Co. International plc 08/10/26 CLP 975.00 USD 835 (3,382)
USD Currency ............................. Goldman Sachs International 08/11/26 COP 4,150.00 USD 562 (145)
USD Currency ............................. Standard Chartered Bank 08/14/26 INR 95.00 USD 1,282 (8,404)
USD Currency ............................. Citibank NA 09/18/26 COP 3,500.00 USD 571 (13,175)
EUR Currency ............................. JPMorgan Chase Bank NA 11/11/26 HUF 380.00 EUR 596 (3,884)
–
(37,154)
–
Put
EUR Currency ............................. Bank of America NA 07/02/26 USD 1.14 EUR 21,087 (18,123)
EUR Currency ............................. Morgan Stanley & Co. International plc 07/02/26 USD 1.17 EUR 12,280 (334,017)

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
41
OTC Currency Options Written (continued)
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
EUR Currency ............................. BNP Paribas SA 07/03/26 BRL 6.05 EUR 625 $ (17,359)
USD Currency ............................. Citibank NA 08/31/26 BRL 5.25 USD 700 (11,774)
–
(381,273)
–
$ (418,427)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
2-Year Interest Rate Swap
(a)
. 3.05% Annual 1-day SOFR Annual
Goldman Sachs
International 07/13/26 3 .05 % USD 5,610 $ —
Put
5-Year Interest Rate Swap
(a)
. 1-day TIIEOIS Monthly 8.00% Monthly BNP Paribas SA 07/22/26 8 .00 MXN 15,786 (979)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.70% Annual
Morgan Stanley & Co.
International plc 08/03/26 3 .70 USD 128,636 (816,765)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.45% Annual Citibank NA 08/27/26 4 .45 USD 153,942 (78,673)
2-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 3.20% Annual Citibank NA 08/28/26 3 .20 EUR 153,942 (26,772)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.80% Annual Deutsche Bank AG 09/14/26 3 .80 USD 42,535 (237,284)
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.65% Annual
Morgan Stanley & Co.
International plc 10/09/26 4 .65 USD 20,425 (75,563)
2-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 3.31% Annual Citibank NA 10/15/26 3 .31 EUR 66,439 (23,851)
2-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 3.20% Annual Deutsche Bank AG 10/20/26 3 .20 EUR 122,633 (68,386)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.85% Annual
Goldman Sachs
International 10/21/26 3 .85 USD 153,137 (838,003)
10-Year Interest Rate Swap
(a)
6-mo. EURIBOR Semi-Annual 3.52% Annual
Goldman Sachs
International 11/06/26 3 .52 EUR 25,598 (46,484)
2-Year Interest Rate Swap
(a)
. 1-day SONIA Annual 4.80% Annual Citibank NA 11/09/26 4 .80 GBP 41,088 (36,101)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.30% Annual
Goldman Sachs
International 09/20/27 4 .30 USD 177,131 (811,832)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.00% Annual
Nomura International
plc 12/08/27 4 .00 USD 69,115 (477,178)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.50% Annual Deutsche Bank AG 12/16/27 4 .50 USD 34,715 (137,820)
(3,675,691)
$ (3,675,691)
(a)
Forward settling swaption.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Avis Budget Car Rental LLC ............ 5 .00 % Quarterly 12/20/26 USD 3,496 $ (76,308) $ (47,543) $ (28,765)
Markit CDX North American Investment Grade
Index Series 39.V1 ................ 1 .00 Quarterly 12/20/27 USD 3,853 (46,933) (1,623) (45,310)
Markit CDX North American High Yield Index
Series 44.V3 ..................... 5 .00 Quarterly 06/20/30 USD 10,745 (912,449) (630,183) (282,266)
Markit CDX North American Investment Grade
Index Series 44.V1 ................ 1 .00 Quarterly 06/20/30 USD 5,464 (115,518) (97,670) (17,848)
iTraxx Europe Crossover Index Series 44.V1 . 5 .00 Quarterly 12/20/30 EUR 14,488 (1,924,961) (1,298,135) (626,826)
Markit CDX North American High Yield Index
Series 45.V3 ..................... 5 .00 Quarterly 12/20/30 USD 3,362 (277,907) (213,609) (64,298)

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation V.I. Fund
42
Centrally Cleared Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American Investment Grade
Index Series 46.V1 ................ 1 .00 % Quarterly 06/20/31 USD 490 $ (10,880) $ (10,711) $ (169)
$ (3,364,956) $ (2,299,474) $ (1,065,482)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
39.V5 ........... 5 .00 % Quarterly 12/20/27 BB- USD 4,562 $ 217,979 $ 1,356 $ 216,623
Markit CDX North American
High Yield Index Series
41.V3 ........... 5 .00 Quarterly 12/20/28 BB- USD 8,025 544,458 151,625 392,833
iTraxx Europe Crossover
Index Series 42.V4 .. 5 .00 Quarterly 12/20/29 BB- EUR 24,203 2,823,990 1,592,529 1,231,461
Ardagh Packaging Finance
plc ............. 5 .00 Quarterly 06/20/30 NR EUR 35 (4,213) — (4,213)
iTraxx Europe Crossover
Index Series 43.V3 .. 5 .00 Quarterly 06/20/30 BB- EUR 2,524 337,358 238,208 99,150
iTraxx Europe Crossover
Index Series 45.V1 .. 5 .00 Quarterly 06/20/31 BB- EUR 8,976 1,137,245 1,107,725 29,520
$ 5,056,817 $ 3,091,443 $ 1,965,374
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR Annual 4.35% Annual N/A 07/22/26 USD 26,266 $ 109,701 $ — $ 109,701
6.91% Monthly 1-day TIIEOIS Monthly N/A 09/11/26 MXN 94,992 (4,526) — (4,526)
6.94% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/26 ZAR 58,712 427 — 427
4.21% At Termination 3-mo. WIBOR Quarterly N/A 09/17/26 PLN 4,921 (41,937) — (41,937)
5.24% Annual 6-mo. WIBOR Semi-Annual N/A 09/19/26 PLN 10,936 (95,235) — (95,235)
6.92% Quarterly 3-mo. JIBAR Quarterly N/A 09/23/26 ZAR 8,349 96 — 96
1-day SOFR Annual 4.00% Annual N/A 10/28/26 USD 93,778 192,834 — 192,834
1-day TIIEOIS Monthly 9.26% Monthly N/A 11/18/26 MXN 778,635 551,734 — 551,734
13.88% At Termination
1-day
BZDIOVER At Termination N/A 01/04/27 BRL 20,305 21,650 — 21,650
1-day SOFR Annual 4.07% Annual N/A 01/14/27 USD 89,140 225,274 — 225,274
6-mo. BUBOR Semi-Annual 6.50% Annual N/A 03/19/27 HUF 310,036 5,540 — 5,540
7.25% Quarterly 3-mo. JIBAR Quarterly N/A 03/19/27 ZAR 27,689 (319) — (319)
5.14% Annual 6-mo. WIBOR Semi-Annual N/A 03/19/27 PLN 9,095 (29,343) — (29,343)
5.13% Annual 6-mo. WIBOR Semi-Annual N/A 03/19/27 PLN 5,457 (17,422) — (17,422)
1-day MIBOR Semi-Annual 6.34% Semi-Annual N/A 03/20/27 INR 485,437 41,385 — 41,385
1-day SOFR Annual 4.73% Annual N/A 04/26/27 USD 323,761 2,523,298 48,108 2,475,190
1-day SOFR Annual 4.10% Annual N/A 05/30/27 USD 72,500 87,367 — 87,367
1-day SOFR Annual 4.15% Annual N/A 05/30/27 USD 72,500 122,698 — 122,698
1-day SOFR Annual 3.50% Annual N/A 06/10/27 USD 164,149 (782,724) — (782,724)
3-mo. JIBAR Quarterly 7.31% Quarterly 09/16/26
(a)
09/16/27 ZAR 26,773 (838) — (838)

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
43
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
6-mo. BUBOR Semi-Annual 5.68% Annual N/A 09/17/27 HUF 432,916 $ 38,540 $ — $ 38,540
6-mo. BUBOR Semi-Annual 5.76% Annual N/A 09/17/27 HUF 652,000 61,286 — 61,286
6.99% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/27 ZAR 12,460 2,685 — 2,685
3.97% Annual 6-mo. WIBOR Semi-Annual N/A 09/17/27 PLN 6,549 (36,778) — (36,778)
1-day SOFR Annual 4.20% Annual N/A 10/23/27 USD 24,185 119,042 — 119,042
1-day SOFR At Termination 3.23% At Termination 12/11/26
(a)
12/11/27 USD 81,341 (687,588) — (687,588)
1-day
BZDIOVER At Termination 13.75% At Termination N/A 01/03/28 BRL 8,272 (7,278) — (7,278)
1-day
BZDIOVER At Termination 13.80% At Termination N/A 01/03/28 BRL 4,110 (3,166) — (3,166)
1-day
BZDIOVER At Termination 14.01% At Termination N/A 01/03/28 BRL 8,917 277 — 277
1-day SOFR Annual 4.00% Annual N/A 01/26/28 USD 57,791 43,549 — 43,549
3.45% Annual 1-day SOFR Annual N/A 01/26/28 USD 57,791 573,996 — 573,996
3.27% Annual 1-day SOFR Annual N/A 02/05/28 USD 58,231 781,603 — 781,603
1-day SONIA At Termination 3.18% At Termination 02/10/27
(a)
02/10/28 GBP 209,758 (2,358,295) — (2,358,295)
1.32% Annual 1-day TONAR Annual N/A 03/30/28 JPY 1,227,409 (4,589) — (4,589)
1.38% Annual 1-day TONAR Annual N/A 03/30/28 JPY 1,139,734 (13,068) — (13,068)
1.39% Annual 1-day TONAR Annual N/A 03/30/28 JPY 1,234,712 (15,055) — (15,055)
1.34% Annual 1-day TONAR Annual N/A 03/30/28 JPY 1,234,135 (7,569) — (7,569)
1.32% Annual 1-day TONAR Annual N/A 03/30/28 JPY 1,247,016 (5,003) — (5,003)
6.98% Monthly 1-day TIIEOIS Monthly N/A 06/15/28 MXN 54,602 7,330 — 7,330
3-mo. CD_KSDA Quarterly 3.71% Quarterly N/A 06/17/28 KRW 1,075,560 194 — 194
1-day SOFR Annual 3.80% Annual N/A 06/17/28 USD 4,110 (15,768) — (15,768)
3.90% Annual 1-day SOFR Annual N/A 06/17/28 USD 4,110 7,527 — 7,527
4.15% Annual 6-mo. PRIBOR Semi-Annual N/A 06/17/28 CZK 74,650 (6,680) — (6,680)
1-day SOFR Annual 3.50% Annual N/A 08/20/28 USD 58,067 (792,619) — (792,619)
1-day IBR Quarterly 11.74% Quarterly 09/16/26
(a)
09/16/28 COP 6,018,479 25,541 — 25,541
3-mo. CD_KSDA Quarterly 3.99% Quarterly 09/16/26
(a)
09/16/28 KRW 2,228,147 4,378 — 4,378
6-mo. PRIBOR Semi-Annual 4.31% Annual 09/16/26
(a)
09/16/28 CZK 30,278 5,399 — 5,399
1-day SONIA Annual 4.12% Annual N/A 11/17/28 GBP 14,641 80,324 — 80,324
1-day SONIA Annual 4.12% Annual N/A 11/21/28 GBP 3,665 20,228 — 20,228
1-day
BZDIOVER At Termination 13.01% At Termination N/A 01/02/29 BRL 8,840 (64,704) — (64,704)
1-day
BZDIOVER At Termination 13.14% At Termination N/A 01/02/29 BRL 4,712 (31,675) — (31,675)
6-mo. EURIBOR Semi-Annual 3.00% Annual N/A 03/05/29 EUR 37,409 465,873 — 465,873
1-day MIBOR Semi-Annual 6.26% Semi-Annual N/A 03/20/29 INR 150,216 15,550 — 15,550
1-day MIBOR Semi-Annual 6.30% Semi-Annual N/A 03/20/29 INR 183,597 21,011 — 21,011
1-day SOFR Annual 4.50% Annual N/A 04/26/29 USD 433,729 6,924,843 274,643 6,650,200
6-mo. EURIBOR Semi-Annual 2.90% Annual N/A 04/30/29 EUR 42,361 301,882 — 301,882
1-day SOFR Annual 4.00% Annual N/A 05/06/29 USD 60,450 102,708 — 102,708
6-mo. EURIBOR Semi-Annual 2.87% Annual N/A 06/11/29 EUR 30,721 158,670 — 158,670
7.29% Quarterly 3-mo. JIBAR Quarterly 09/16/26
(a)
09/16/29 ZAR 26,826 1,304 — 1,304
1-day SOFR Annual 3.66% Annual N/A 10/10/29 USD 29,663 (285,966) — (285,966)
1-day TIIEOIS Monthly 9.04% Monthly N/A 11/14/29 MXN 211,951 605,475 — 605,475
1-day SOFR Annual 4.00% Annual N/A 01/23/30 USD 33,697 123,257 — 123,257
8.65% Monthly 1-day TIIEOIS Monthly N/A 02/07/30 MXN 15,736 (34,691) — (34,691)
1-day SOFR Annual 3.23% Annual N/A 02/19/30 USD 33,284 (843,770) — (843,770)
1-day SOFR Annual 3.90% Annual N/A 02/24/30 USD 28,911 (4,771) — (4,771)
6-mo. PRIBOR Semi-Annual 3.46% Annual N/A 03/19/30 CZK 29,111 (30,759) — (30,759)
6-mo. BUBOR Semi-Annual 6.55% Annual N/A 03/19/30 HUF 123,986 21,584 — 21,584
7.94% Quarterly 3-mo. JIBAR Quarterly N/A 03/19/30 ZAR 50,310 (63,361) — (63,361)
7.73% Monthly 1-day TIIEOIS Monthly N/A 05/06/30 MXN 7,081 (2,926) — (2,926)
6-mo. EURIBOR Semi-Annual 2.20% Annual N/A 06/04/30 EUR 7,659 (168,180) — (168,180)
1-day TIIEOIS Monthly 7.82% Monthly N/A 06/07/30 MXN 14,162 8,228 — 8,228
6-mo. PRIBOR Semi-Annual 3.56% Annual N/A 06/18/30 CZK 7,357 (6,807) — (6,807)
6-mo. PRIBOR Semi-Annual 3.66% Annual N/A 06/18/30 CZK 11,493 (8,618) 1,053 (9,671)
1-day TIIEOIS Monthly 7.72% Monthly N/A 06/24/30 MXN 8,910 3,462 — 3,462
1-day TIIEOIS Monthly 7.69% Monthly N/A 07/30/30 MXN 52,799 15,233 — 15,233

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation V.I. Fund
44
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
11.19% Quarterly 1-day IBR Quarterly 09/16/26
(a)
09/16/30 COP 3,321,606 $ (29,927) $ — $ (29,927)
6-mo. PRIBOR Semi-Annual 3.41% Annual N/A 09/17/30 CZK 21,583 (10,477) — (10,477)
6-mo. PRIBOR Semi-Annual 3.55% Annual N/A 09/17/30 CZK 28,391 (4,735) — (4,735)
6-mo. BUBOR Semi-Annual 5.96% Annual N/A 09/17/30 HUF 55,794 12,276 — 12,276
7.60% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/30 ZAR 22,640 (13,603) — (13,603)
4.08% Annual 6-mo. WIBOR Semi-Annual N/A 12/17/30 PLN 2,257 (15,472) — (15,472)
4.10% Annual 6-mo. WIBOR Semi-Annual N/A 12/17/30 PLN 2,291 (16,177) — (16,177)
4.08% Annual 6-mo. WIBOR Semi-Annual N/A 12/17/30 PLN 2,291 (15,762) — (15,762)
3.62% Annual 6-mo. PRIBOR Semi-Annual N/A 03/18/31 CZK 4,139 4,081 — 4,081
3.58% Annual 6-mo. PRIBOR Semi-Annual N/A 03/18/31 CZK 4,126 4,382 — 4,382
3-mo. CD_KSDA Quarterly 3.67% Quarterly N/A 06/17/31 KRW 2,185,540 (12,019) — (12,019)
6-mo. PRIBOR Semi-Annual 4.31% Annual N/A 06/17/31 CZK 6,418 2,852 — 2,852
6-mo. PRIBOR Semi-Annual 4.31% Annual N/A 06/17/31 CZK 13,030 5,930 — 5,930
6-mo. PRIBOR Semi-Annual 4.44% Annual N/A 06/17/31 CZK 12,849 9,338 — 9,338
6-mo. PRIBOR Semi-Annual 4.59% Annual N/A 06/17/31 CZK 4,853 5,137 — 5,137
6-mo. PRIBOR Semi-Annual 4.61% Annual N/A 06/17/31 CZK 4,853 5,347 — 5,347
1-day MIBOR Semi-Annual 6.51% Semi-Annual N/A 06/17/31 INR 99,374 15,976 — 15,976
4.12% Annual 6-mo. WIBOR Semi-Annual N/A 06/17/31 PLN 3,525 (6,468) — (6,468)
4.22% Annual 6-mo. WIBOR Semi-Annual N/A 06/17/31 PLN 4,472 (13,443) — (13,443)
0.02% Annual 6-mo. EURIBOR Semi-Annual N/A 08/26/31 EUR 29,481 4,607,397 — 4,607,397
3-mo. JIBAR Quarterly 7.41% Quarterly 09/16/26
(a)
09/16/31 ZAR 17,323 (234) — (234)
1-day ESTR Annual 2.34% Annual 01/19/28
(a)
01/19/33 EUR 18,373 (209,908) — (209,908)
3-mo. JIBAR Quarterly 7.47% Quarterly 09/16/26
(a)
09/16/33 ZAR 6,640 (2,465) — (2,465)
3-mo. JIBAR Quarterly 7.62% Quarterly 09/16/26
(a)
09/16/33 ZAR 15,494 1,995 — 1,995
3-mo. JIBAR Quarterly 9.90% Quarterly N/A 09/20/33 ZAR 34,535 276,601 — 276,601
3-mo. JIBAR Quarterly 9.90% Quarterly N/A 09/20/33 ZAR 69,070 552,965 — 552,965
3-mo. JIBAR Quarterly 9.92% Quarterly N/A 09/20/33 ZAR 34,535 279,143 — 279,143
1-day MIBOR Semi-Annual 6.34% Semi-Annual N/A 03/20/34 INR 61,741 3,266 — 3,266
1-day MIBOR Semi-Annual 6.35% Semi-Annual N/A 03/20/34 INR 61,741 3,670 — 3,670
1-day SOFR Annual 4.35% Annual N/A 04/26/34 USD 312,429 8,658,859 452,466 8,206,393
1-day SOFR Annual 3.66% Annual N/A 10/10/34 USD 19,976 (458,055) — (458,055)
1-day SOFR Annual 3.67% Annual N/A 12/26/34 USD 34,848 (773,195) — (773,195)
1-day SOFR Annual 3.70% Annual N/A 01/06/35 USD 27,248 (544,480) — (544,480)
1-day SOFR Annual 3.75% Annual N/A 03/27/35 USD 26,996 (458,692) — (458,692)
1-day SOFR Annual 3.75% Annual N/A 07/09/35 USD 13,221 (269,669) — (269,669)
1-day THOR Quarterly 1.38% Quarterly N/A 09/17/35 THB 2,613 (3,817) — (3,817)
1.35% Quarterly 1-day THOR Quarterly N/A 09/17/35 THB 2,613 3,987 1,742 2,245
1-day TIIEOIS Monthly 8.27% Monthly N/A 12/05/35 MXN 9,709 7,958 — 7,958
6-mo. EURIBOR Semi-Annual 2.94% Annual N/A 04/27/36 EUR 32,468 145,885 — 145,885
3.87% Quarterly 3-mo. CD_KSDA Quarterly N/A 06/17/36 KRW 250,983 673 — 673
6-mo. BUBOR Semi-Annual 5.49% Annual 06/18/31
(a)
06/18/36 HUF 72,863 7,040 — 7,040
6-mo. BUBOR Semi-Annual 5.54% Annual 06/18/31
(a)
06/18/36 HUF 72,548 7,426 — 7,426
6-mo. BUBOR Semi-Annual 5.65% Annual 06/18/31
(a)
06/18/36 HUF 73,989 8,466 — 8,466
1-day THOR Quarterly 2.07% Quarterly 09/16/26
(a)
09/16/36 THB 36,317 5,629 — 5,629
1-day THOR Quarterly 2.09% Quarterly 09/16/26
(a)
09/16/36 THB 9,790 2,009 — 2,009
3.46% Annual 1-day SOFR Annual 12/15/26
(a)
12/15/36 USD 11,768 552,890 — 552,890
4.25% Annual 1-day SOFR Annual N/A 09/29/43 USD 3,732 (30,779) 2,119 (32,898)
3.65% Annual 1-day SOFR Annual N/A 11/03/53 USD 12,585 1,158,326 — 1,158,326
1-day TONAR Annual 1.45% Annual N/A 03/06/54 JPY 702,103 (1,515,489) — (1,515,489)
1-day TONAR Annual 1.45% Annual N/A 03/11/54 JPY 702,103 (1,514,835) — (1,514,835)
1-day SOFR Annual 4.07% Annual N/A 04/26/54 USD 12,548 (273,465) 50,157 (323,622)
3.65% Annual 1-day SOFR Annual N/A 11/02/54 USD 104,627 9,665,913 28,287 9,637,626
1-day SONIA Annual 4.10% Annual N/A 11/07/54 GBP 12,000 (1,679,247) 53,447 (1,732,694)
1-day TONAR Annual 2.58% Annual N/A 10/08/55 JPY 59,200 (50,248) — (50,248)
1-day SONIA Annual 4.45% Annual N/A 12/04/55 GBP 5,224 (338,631) — (338,631)
1-day TONAR Annual 2.87% Annual N/A 03/30/56 JPY 352,353 (202,146) — (202,146)
1-day TONAR Annual 2.88% Annual N/A 03/30/56 JPY 352,753 (195,612) — (195,612)
1-day TONAR Annual 2.89% Annual N/A 03/30/56 JPY 355,042 (194,116) — (194,116)
1-day TONAR Annual 2.95% Annual N/A 03/30/56 JPY 352,098 (168,246) — (168,246)

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
45
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day TONAR Annual 2.98% Annual N/A 03/30/56 JPY 415,000 $ (180,898) $ — $ (180,898)
$ 24,764,062 $ 912,022 $ 23,852,040
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.69% At Termination 08/15/32 EUR 3,450 $ 68,342 $ — $ 68,342
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
UBS Group AG ........... 1 .00 % Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 1,840 $ (32,615) $ 24,036 $ (56,651)
Boeing Co. (The) .......... 1 .00 Quarterly Deutsche Bank AG 12/20/28 USD 2,100 (31,180) (5,087) (26,093)
Boeing Co. (The) .......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 2,100 (35,157) 14,986 (50,143)
DXC Technology Co. ....... 5 .00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 177 (17,401) (11,793) (5,608)
DXC Technology Co. ....... 5 .00 Quarterly JPMorgan Chase Bank NA 12/20/30 USD 355 (34,299) (46,487) 12,188
Southwest Airlines Co. ...... 1 .00 Quarterly Goldman Sachs International 06/20/31 USD 1,935 (10,066) 27,875 (37,941)
$ – $ – $ –
$ (160,718) $ 3,530 $ (164,248)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Altice France SA ...... 5 .00 % Quarterly
JPMorgan Chase Bank
NA 06/20/27 CCC+ EUR 1,049 $ 38,235 $ 16,898 $ 21,337
Altice France SA ...... 5 .00 Quarterly
Morgan Stanley & Co.
International plc 06/20/27 CCC+ EUR 373 13,596 8,025 5,571
Altice France SA ...... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC+ EUR 444 23,283 18,280 5,003
Altice France SA ...... 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 CCC+ EUR 265 13,897 8,645 5,252
Virgin Media Finance plc . 5 .00 Quarterly
Goldman Sachs
International 12/20/28 B- EUR 296 2,448 21,422 (18,974)
Virgin Media Finance plc . 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/28 B- EUR 478 3,953 35,777 (31,824)
ZF Europe Finance BV .. 5 .00 Quarterly Deutsche Bank AG 12/20/28 BB- EUR 441 39,133 26,337 12,796
iTraxx Europe Crossover
Index Series 42.V3 .. 5 .00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 870 83,693 55,883 27,810
iTraxx Europe Crossover
Index Series 42.V3 .. 5 .00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 870 83,693 46,977 36,716

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation V.I. Fund
46
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iTraxx Europe Crossover
Index Series 42.V3 .. 5 .00 % Quarterly BNP Paribas SA 12/20/29 BB- EUR 1,622 $ 253,193 $ 144,464 $ 108,729
Eutelsat SA .......... 5 .00 Quarterly BNP Paribas SA 12/20/30 NR EUR 436 75,681 50,435 25,246
Eutelsat SA .......... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 NR EUR 532 92,398 64,486 27,912
Forvia SE ........... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 BB- EUR 255 32,010 21,988 10,022
Vistra Operations Co. LLC 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 NR USD 100 16,744 16,363 381
Vistra Operations Co. LLC 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 NR USD 190 31,814 31,089 725
Ziggo Bond Co. BV .... 5 .00 Quarterly Deutsche Bank AG 12/20/30 B- EUR 551 2,642 14,654 (12,012)
Ziggo Bond Co. BV .... 5 .00 Quarterly
Goldman Sachs
International 12/20/30 B- EUR 502 2,407 6,816 (4,409)
Albion Financing 1 SARL 5 .00 Quarterly Bank of America NA 06/20/31 BB- EUR 202 28,810 24,063 4,747
TeamSystem SpA ..... 5 .00 Quarterly Bank of America NA 06/20/31 B EUR 136 8,470 4,725 3,745
Zegona Finance plc .... 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/31 BB EUR 318 55,040 46,610 8,430
$ 901,140 $ 663,937 $ 237,203
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
8.07% At Termination 1-day IBR At Termination Barclays Bank plc N/A 09/17/26 COP 205,263 $ 1,370 $ — $ 1,370
7.25% Quarterly 1-day IBR Quarterly Barclays Bank plc N/A 09/25/26 COP 456,141 1,385 — 1,385
1-day
BZDIOVER At Termination 10.00% At Termination Bank of America NA N/A 01/04/27 BRL 35,188 (856,005) — (856,005)
1-day
BZDIOVER At Termination 10.07% At Termination BNP Paribas SA N/A 01/04/27 BRL 30,611 (748,182) — (748,182)
1-day
BZDIOVER At Termination 10.16% At Termination BNP Paribas SA N/A 01/04/27 BRL 232 (5,528) — (5,528)
1-day
BZDIOVER At Termination 10.16% At Termination BNP Paribas SA N/A 01/04/27 BRL 41,632 (989,719) — (989,719)
1-day
BZDIOVER At Termination 10.16% At Termination Bank of America NA N/A 01/04/27 BRL 43,391 (1,032,408) — (1,032,408)
1-day
BZDIOVER At Termination 8.65% At Termination
Goldman Sachs
International N/A 01/04/27 BRL 3,043 (172,574) — (172,574)
4.44% Semi-Annual 1-day CLICP Semi-Annual
Goldman Sachs
International N/A 12/17/27 CLP 2,325,396 (394) — (394)
4.81% Semi-Annual 1-day CLICP Semi-Annual
Goldman Sachs
International N/A 06/17/28 CLP 731,410 (5,914) — (5,914)
4.82% Semi-Annual 1-day CLICP Semi-Annual
Goldman Sachs
International N/A 06/17/28 CLP 2,597,163 (21,522) — (21,522)
1-day IBR Quarterly 11.20% Quarterly HSBC Bank plc 09/16/26
(a)
09/16/28 COP 1,444,704 2,173 — 2,173
1-day
BZDIOVER At Termination 12.95% At Termination Bank of America NA N/A 01/02/29 BRL 16,270 (144,769) — (144,769)
1-day
BZDIOVER At Termination 13.00% At Termination Barclays Bank plc N/A 01/02/29 BRL 29,130 (248,319) — (248,319)
1-day
BZDIOVER At Termination 13.00% At Termination Bank of America NA N/A 01/02/29 BRL 18,935 (161,407) — (161,407)
1-day
BZDIOVER At Termination 13.12% At Termination Bank of America NA N/A 01/02/29 BRL 76,051 (588,774) — (588,774)

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
47
OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day
BZDIOVER At Termination 13.33% At Termination Barclays Bank plc N/A 01/02/29 BRL 1,581 $ (10,720) $ — $ (10,720)
1-day
BZDIOVER At Termination 13.34% At Termination Barclays Bank plc N/A 01/02/29 BRL 7,324 (46,313) — (46,313)
1-day
BZDIOVER At Termination 14.03% At Termination Barclays Bank plc N/A 01/02/29 BRL 3,514 (3,321) — (3,321)
5.42% Semi-Annual 1-day CLICP Semi-Annual BNP Paribas SA N/A 06/17/36 CLP 239,278 (6,214) — (6,214)
$ (5,037,155) $ — $ (5,037,155)
(a)
Forward swap.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR minus
0.20% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination Bank of America NA 09/18/26 USD 2,998 $ (875) $ — $ (875)
1-day SOFR minus
0.40% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
JPMorgan Chase Bank
NA 09/18/26 USD 7,972 (2,016) — (2,016)
1-day SOFR minus
0.50% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination BNP Paribas SA 09/18/26 USD 16,480 (3,848) — (3,848)
1-day SOFR minus
0.50% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
Morgan Stanley & Co.
International plc 09/18/26 USD 4,425 (1,033) — (1,033)
1-day SOFR plus 0.20% At Termination
iShares Broad
USD High Yield
Corporate Bond
ETF
At
Termination
JPMorgan Chase Bank
NA 09/18/26 USD 6,073 402 — 402
1-day SOFR plus 0.30% At Termination
iShares Broad
USD High Yield
Corporate Bond
ETF
At
Termination BNP Paribas SA 09/18/26 USD 1,647 77 — 77
iShares iBoxx $ High
Yield Corporate Bond
ETF ........... At Termination
1-day SOFR minus
0.80%
At
Termination Citibank NA 09/18/26 USD 6,536 1,145 — 1,145
0.00% ........... Quarterly
DB Variable
Notional Long-
Short Cross-
Currency Carry
Index v8 Quarterly Deutsche Bank AG 12/11/26 USD 533 2,211 — 2,211
0.00% ........... Quarterly
BNP Paribas
AIR Intraday US
Ultimate 1 bd ER
Index Quarterly BNP Paribas SA 12/18/26 USD 102 17 — 17
0.00% ........... Quarterly
Citi Equity US 1W
Volatility Carry
Index Quarterly Citibank NA 12/18/26 USD 311 2,217 — 2,217

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation V.I. Fund
48
OTC Total Return Swaps (continued)
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.00% ........... Quarterly
Goldman Sachs
Systematic Skew
US Series I1D
Excess Return
Index Quarterly
Goldman Sachs
International 12/18/26 USD 228 $ 1,033 $ — $ 1,033
0.00% ........... Quarterly
Goldman Sachs TY
Weekly Volatility
Carry Index Quarterly
Goldman Sachs
International 12/18/26 USD 172 (483) — (483)
0.00% ........... Quarterly
J.P. Morgan EM
FX Volatility Carry
Index Quarterly
JPMorgan Chase Bank
NA 12/18/26 USD 309 912 — 912
$ (241) $ — $ (241)
Equity Swap Contracts
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Long contracts
(a)
ABN AMRO Bank NV ......... Citibank NA USD 3,269,645 02/24/27 0.26% 1D OBFR01 Monthly $ 51,879
Alibaba Group Holding Ltd. ..... JPMorgan Chase Bank NA 192,398 02/10/27 0.30% HONIA Monthly (40,145)
AMC Global Media, Inc. ....... Barclays Bank plc 161,194 08/23/26 0.20% 1D OBFR01 Monthly 10,861
AMC Global Media, Inc. ....... JPMorgan Chase Bank NA 363,290 02/09/27 0.20% 1D OBFR01 Monthly 11,259
ams-OSRAM AG ............ JPMorgan Chase Bank NA 33,852 02/10/27 0.26% SSARON Monthly (236)
Annaly Capital Management, Inc. . JPMorgan Chase Bank NA 187,320 02/09/27 0.20% 1D OBFR01 Monthly 12,511
Baidu, Inc. ................ JPMorgan Chase Bank NA 193,768 02/10/27 0.30% HONIA Monthly (6,752)
Bilibili, Inc. ................ JPMorgan Chase Bank NA 86,548 02/10/27 0.15% HONIA Monthly (6,226)
Cirsa Enterprises SA ......... JPMorgan Chase Bank NA 323,195 02/09/27 0.26% 1D ESTR Monthly 59
Citigroup, Inc. .............. JPMorgan Chase Bank NA 3,315,821 02/09/27 0.20% 1D OBFR01 Monthly (94,502)
CSG NV .................. JPMorgan Chase Bank NA 988,600 02/09/27 0.10% 1D ESTR Monthly (125,316)
Derayah Financial Co. ........ JPMorgan Chase Bank NA 136,156 02/11/27 0.75% 1D OBFR01 Monthly (1,787)
Eagle Bancorp, Inc. .......... JPMorgan Chase Bank NA 204,992 02/09/27 0.20% 1D OBFR01 Monthly 7,252
Eastroc Beverage Group Co. Ltd. . JPMorgan Chase Bank NA 128,143 02/10/27 0.30% HONIA Monthly (23,852)
Emirates Integrated
Telecommunications Co. PJSC JPMorgan Chase Bank NA 761,919 02/11/27 0.75% 1D OBFR01 Monthly (25,848)
Ferrari NV ................ JPMorgan Chase Bank NA 199,351 02/09/27 0.26% 1D ESTR Monthly 9,170
Georg Fischer AG (Registered) .. JPMorgan Chase Bank NA 163,380 02/11/27 0.24% 1D OBFR01 Monthly (4,497)
Guangdong Huayan Robotics Co.
Ltd. ................... JPMorgan Chase Bank NA 4,561 02/10/27 0.30% HONIA Monthly (395)
Hermes International SCA ...... JPMorgan Chase Bank NA 204,512 02/09/27 0.26% 1D ESTR Monthly (5,184)
Iberdrola SA ............... JPMorgan Chase Bank NA 14,646 02/11/27 0.26% 1D OBFR01 Monthly 1,333
JD.com, Inc. ............... JPMorgan Chase Bank NA 178,738 02/10/27 0.30% HONIA Monthly (21,394)
Kuaishou Technology ......... JPMorgan Chase Bank NA 82,169 02/10/27 0.85% HONIA Monthly (3,915)
LVMH Moet Hennessy Louis Vuitton
SE ................... JPMorgan Chase Bank NA 412,039 02/09/27 0.26% 1D ESTR Monthly 1,650
Meituan .................. Citibank NA 688,793 02/24/27 0.30% 1D OBFR01 Monthly (26,743)
NetEase, Inc. .............. JPMorgan Chase Bank NA 165,135 02/10/27 0.30% HONIA Monthly 12,069
Ningbo Joyson Electronic Corp. .. JPMorgan Chase Bank NA 84,674 02/10/27 0.30% HONIA Monthly (15,797)
OHB SE .................. Citibank NA 508,519 02/08/27 0.26% 1D ESTR Monthly (27,790)
Paramount Skydance Corp. ..... JPMorgan Chase Bank NA 113,116 02/09/27 0.20% 1D OBFR01 Monthly (5,770)
Prysmian SpA .............. JPMorgan Chase Bank NA 200,403 02/09/27 0.26% 1D ESTR Monthly (1,758)
Rasan Information Technology Co. JPMorgan Chase Bank NA 649,607 02/11/27 0.75% 1D OBFR01 Monthly 2,460
RELX plc ................. JPMorgan Chase Bank NA 66,968 02/10/27 0.25% 1D SONIA Monthly (5,686)
Rheinmetall AG ............. JPMorgan Chase Bank NA 158,890 02/09/27 0.26% 1D ESTR Monthly (26,907)
Rigaku Holdings Corp. ........ Barclays Bank plc 38,595 03/01/27 0.00% 1D P TONA Monthly (4,298)
Sany Heavy Industry Co. Ltd. .... JPMorgan Chase Bank NA 290,881 02/10/27 0.30% HONIA Monthly (38,520)
SMG Swiss Marketplace Group AG JPMorgan Chase Bank NA 21,793 02/11/27 0.26% 1D OBFR01 Monthly (604)
Standard Chartered plc ........ JPMorgan Chase Bank NA 408,880 02/11/27 0.25% 1D OBFR01 Monthly (2,484)

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
49
Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Sunny Optical Technology Group Co.
Ltd. ................... JPMorgan Chase Bank NA USD 148,446 02/10/27 0.27% HONIA Monthly $ (30,204)
Tencent Holdings Ltd. ......... JPMorgan Chase Bank NA 176,453 02/10/27 0.85% HONIA Monthly (5,387)
Xiaomi Corp. ............... JPMorgan Chase Bank NA 129,146 02/10/27 0.30% HONIA Monthly (26,409)
XPeng, Inc. ................ JPMorgan Chase Bank NA 90,134 02/10/27 0.15% HONIA Monthly (14,918)
Total long positions of equity swaps (472,821)
Short contracts
(b)
Adecco Group AG (Registered) .. Citibank NA (3,273) 02/24/27 (0.26)% 1D OBFR01 Monthly 25
Adobe, Inc. ................ Barclays Bank plc (1,395,336) 08/23/26 (0.15)% 1D OBFR01 Monthly (43,084)
Advanced Energy Industries, Inc. . JPMorgan Chase Bank NA (62,753) 02/09/27 (0.15)% 1D OBFR01 Monthly (13,685)
Airtel Africa plc ............. Citibank NA (1,103,918) 02/24/27 (0.25)% 1D OBFR01 Monthly 67,690
Alamos Gold, Inc. ........... Citibank NA (414,463) 02/24/28 (0.20)% 1D OBFR01 Monthly 21,195
Alexandria Real Estate Equities, Inc. Citibank NA (530,382) 02/24/28 (0.15)% 1D OBFR01 Monthly (22,165)
Allegion plc ................ Citibank NA (797,899) 02/24/28 (0.15)% 1D OBFR01 Monthly (54,735)
Alstom SA ................ Citibank NA (819,641) 02/24/27 (0.26)% 1D OBFR01 Monthly 47,828
Anheuser-Busch InBev SA ..... Citibank NA (3,484,734) 02/24/27 (0.24)% 1D OBFR01 Monthly (66,612)
Ares Management Corp. ....... Citibank NA (1,414,109) 02/24/28 (0.15)% 1D OBFR01 Monthly 163,875
ASX Ltd. ................. JPMorgan Chase Bank NA (812,363) 02/10/27 (0.21)% 1D OBFR01 Monthly (50,396)
Axon Enterprise, Inc. ......... Citibank NA (1,404,789) 02/24/28 (0.15)% 1D OBFR01 Monthly (505,770)
BAE Systems plc ............ JPMorgan Chase Bank NA (167,824) 02/10/27 0.00% 1D SONIA Monthly 8,874
Barratt Redrow plc ........... Citibank NA (962,569) 02/24/27 (0.25)% 1D OBFR01 Monthly (53,843)
Barry Callebaut AG (Registered) .. JPMorgan Chase Bank NA (1,189,953) 02/11/27 (0.26)% 1D OBFR01 Monthly 15,955
Baxter International, Inc. ....... Citibank NA (2,255,867) 02/24/28 (0.15)% 1D OBFR01 Monthly (190,475)
BeOne Medicines Ltd. ........ Citibank NA (1,616,154) 02/24/27 (0.15)% 1D OBFR01 Monthly (96,998)
Berkeley Group Holdings plc .... Citibank NA (868,744) 02/24/27 (0.25)% 1D OBFR01 Monthly (1,829)
Best Buy Co., Inc. ........... Citibank NA (1,887,860) 02/24/28 (0.15)% 1D OBFR01 Monthly 3,228
Boliden AB ................ Citibank NA (896,137) 02/24/27 (0.26)% 1D OBFR01 Monthly 38,639
Brandywine Realty Trust ....... JPMorgan Chase Bank NA (4,074) 02/09/27 (0.15)% 1D OBFR01 Monthly 39
Brenntag SE ............... JPMorgan Chase Bank NA (298,506) 02/11/27 (0.26)% 1D OBFR01 Monthly 11,739
Brenntag SE ............... Citibank NA (535,920) 02/24/27 (0.26)% 1D OBFR01 Monthly 6,106
Builders FirstSource, Inc. ...... Citibank NA (797,504) 02/24/28 (0.15)% 1D OBFR01 Monthly (125,303)
Bunge Global SA ............ Citibank NA (854,944) 02/24/28 (0.15)% 1D OBFR01 Monthly 35,258
Campbell's Company (The) ..... Citibank NA (195,044) 02/24/28 (11.47)% 1D OBFR01 Monthly (17,879)
Carnival Corp. Ltd. ........... Citibank NA (2,034,202) 02/24/28 (0.15)% 1D OBFR01 Monthly 109,155
Cathay Pacific Airways Ltd. ..... JPMorgan Chase Bank NA (261,781) 02/10/27 (0.75)% HONIA Monthly (23,829)
Chailease Holding Co. Ltd. ..... JPMorgan Chase Bank NA (72,889) 02/11/27 (0.81)% 1D OBFR01 Monthly (676)
Chailease Holding Co. Ltd. ..... Citibank NA (749,787) 02/24/27 (0.38)% 1D OBFR01 Monthly 6,809
Charles River Laboratories
International, Inc. .......... Citibank NA (573,911) 02/24/28 (0.15)% 1D OBFR01 Monthly (142,972)
China Merchants Bank Co. Ltd. .. Citibank NA (631,149) 02/24/27 (0.30)% 1D OBFR01 Monthly 22,522
China Railway Group Ltd. ...... Citibank NA (402,512) 02/24/27 (0.22)% 1D OBFR01 Monthly 30,312
China Resources Power Holdings
Co. Ltd. ................ JPMorgan Chase Bank NA (14,779) 02/10/27 (0.30)% 1D OBFR01 Monthly 2,677
China Resources Power Holdings
Co. Ltd. ................ Citibank NA (624,927) 02/24/27 (0.30)% 1D OBFR01 Monthly 43,714
CMOC Group Ltd. ........... JPMorgan Chase Bank NA (51,836) 02/10/27 (0.30)% HONIA Monthly 4,954
Cochlear Ltd. .............. JPMorgan Chase Bank NA (409,806) 02/10/27 (0.25)% 1D OBFR01 Monthly (20,084)
Comcast Corp. ............. Citibank NA (1,645,440) 02/24/28 (0.15)% 1D OBFR01 Monthly (130,311)
Comfort Systems USA, Inc. ..... Citibank NA (3,277,810) 02/24/28 (0.15)% 1D OBFR01 Monthly 128,491
Community Financial System, Inc. JPMorgan Chase Bank NA (204,161) 02/09/27 (0.15)% 1D OBFR01 Monthly (10,287)
Constellation Brands, Inc. ...... Citibank NA (529,389) 02/24/28 (0.15)% 1D OBFR01 Monthly 9,053
Constellation Software, Inc. ..... JPMorgan Chase Bank NA (409,632) 02/09/27 (0.25)% 1D OBFR01 Monthly 38,759
Continental AG ............. Citibank NA (403,409) 02/24/27 (0.26)% 1D OBFR01 Monthly 6,398
Corning, Inc. ............... JPMorgan Chase Bank NA (123,214) 02/09/27 (0.15)% 1D OBFR01 Monthly (44,604)
Corpay, Inc. ............... Citibank NA (3,423,096) 02/24/28 (0.15)% 1D OBFR01 Monthly 137,054
Cosan SA ................. JPMorgan Chase Bank NA (259,067) 02/10/27 (2.50)% 1D OBFR01 Monthly (20,345)
Cosan SA ................. Citibank NA (745,339) 02/24/28 (0.30)% 1D OBFR01 Monthly (4,008)
Croda International plc ........ Citibank NA (617,773) 02/24/27 (0.25)% 1D OBFR01 Monthly 17,469
Crown Castle, Inc. ........... Citibank NA (1,235,080) 02/24/28 (0.15)% 1D OBFR01 Monthly 109,808
CVB Financial Corp. .......... JPMorgan Chase Bank NA (166,563) 02/09/27 (0.15)% 1D OBFR01 Monthly (16,656)
Davide Campari-Milano NV ..... Citibank NA (475,475) 02/24/27 (0.21)% 1D OBFR01 Monthly 3,921
Delivery Hero SE ............ Citibank NA (1,710,210) 02/24/27 (0.26)% 1D OBFR01 Monthly 34,012

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation V.I. Fund
50
Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Descartes Systems Group, Inc.
(The) .................. Citibank NA USD (1,251,731) 02/24/28 (0.20)% 1D OBFR01 Monthly $ (50,522)
Diageo plc ................ Citibank NA (1,959,591) 02/24/27 (0.25)% 1D OBFR01 Monthly (2,034)
DMG Mori Co. Ltd. ........... Citibank NA (1,309) 02/24/27 (0.10)% 1D OBFR01 Monthly 94
Domino's Pizza, Inc. .......... Citibank NA (766,991) 02/24/28 (0.15)% 1D OBFR01 Monthly (2,417)
DPC Holdings Ltd. ........... Barclays Bank plc (97,001) 08/23/26 (0.15)% 1D OBFR01 Monthly (1,561)
E Ink Holdings, Inc. .......... JPMorgan Chase Bank NA (81,870) 02/11/27 (1.40)% 1D OBFR01 Monthly (6,907)
E Ink Holdings, Inc. .......... Citibank NA (430,194) 02/24/27 (1.69)% 1D OBFR01 Monthly (27,350)
EagleRock Land LLC ......... Goldman Sachs Bank USA (554,012) 08/18/26 (0.36)% 1D FEDL01 Monthly 5,528
EagleRock Land LLC ......... Barclays Bank plc (237,360) 08/23/26 (1.88)% 1D OBFR01 Monthly (6,781)
Entain plc ................. Citibank NA (750,142) 02/24/27 (0.25)% 1D OBFR01 Monthly (16,942)
Equinox Gold Corp. .......... Citibank NA (580,078) 02/24/28 (0.20)% 1D OBFR01 Monthly 24,725
Everest Group Ltd. ........... Citibank NA (1,967,461) 02/24/28 (0.15)% 1D OBFR01 Monthly (100,543)
Expand Energy Corp. ......... Citibank NA (3,421,622) 02/24/28 (0.15)% 1D OBFR01 Monthly (105,698)
Expeditors International of
Washington, Inc. .......... Citibank NA (378,863) 02/24/28 (0.15)% 1D OBFR01 Monthly (1,369)
F5, Inc. .................. Citibank NA (4,169,373) 02/24/28 (0.15)% 1D OBFR01 Monthly (263,097)
Fervo Energy Co. ........... Goldman Sachs Bank USA (663,628) 08/18/26 (0.75)% 1D FEDL01 Monthly 114,426
Fervo Energy Co. ........... Barclays Bank plc (2,729,036) 08/23/26 (0.88)% 1D OBFR01 Monthly 535,149
Flutter Entertainment plc ....... JPMorgan Chase Bank NA (2,047,634) 02/09/27 (0.15)% 1D OBFR01 Monthly 91,385
Food & Life Cos. Ltd. ......... Citibank NA (1,528,446) 02/24/27 (0.14)% 1D OBFR01 Monthly (70,149)
Fubon Financial Holding Co. Ltd. . Citibank NA (574,791) 02/24/27 (0.75)% 1D OBFR01 Monthly 23,295
Fujikura Ltd. ............... Citibank NA (552,317) 02/24/27 (0.15)% 1D OBFR01 Monthly (22,490)
Gen Digital, Inc. ............. Citibank NA (1,168,905) 02/24/28 (0.15)% 1D OBFR01 Monthly (84,730)
Generac Holdings, Inc. ........ Citibank NA (101,666) 02/24/28 (0.15)% 1D OBFR01 Monthly 939
General Mills, Inc. ........... JPMorgan Chase Bank NA (1,884,285) 02/09/27 (0.15)% 1D OBFR01 Monthly (622)
General Motors Co. .......... Citibank NA (1,157,117) 02/24/28 (0.15)% 1D OBFR01 Monthly 30,747
Georg Fischer AG (Registered) .. Citibank NA (158,326) 02/24/27 (0.26)% 1D OBFR01 Monthly 5,036
Gildan Activewear, Inc. ........ JPMorgan Chase Bank NA (455,231) 02/09/27 (0.25)% 1D OBFR01 Monthly 39,943
Gildan Activewear, Inc. ........ Citibank NA (2,082,396) 02/24/28 (0.20)% 1D OBFR01 Monthly 21,528
Global Payments, Inc. ........ Citibank NA (1,992,996) 02/24/28 (0.15)% 1D OBFR01 Monthly (163,052)
Global Unichip Corp. ......... Citibank NA (751,993) 02/24/27 (1.60)% 1D OBFR01 Monthly (23,363)
Grifols SA ................. Citibank NA (538,509) 02/24/27 (0.26)% 1D OBFR01 Monthly 4,600
H & M Hennes & Mauritz AB .... JPMorgan Chase Bank NA (983,279) 02/11/27 (0.58)% 1D OBFR01 Monthly 10,790
H & M Hennes & Mauritz AB .... Citibank NA (238,308) 02/24/27 (0.75)% 1D OBFR01 Monthly 2,282
Hankyu Hanshin Holdings, Inc. ... Citibank NA (741,159) 02/24/27 (0.10)% 1D OBFR01 Monthly (3,450)
HOCHTIEF AG ............. Goldman Sachs Bank USA (4,024) 08/19/26 (0.26)% 1D FEDL01 Monthly (34)
HOCHTIEF AG ............. JPMorgan Chase Bank NA (916,536) 02/11/27 (0.26)% 1D OBFR01 Monthly (15,538)
HUTCHMED China Ltd. ....... JPMorgan Chase Bank NA (63,849) 02/10/27 (0.30)% 1D OBFR01 Monthly 1,711
HUTCHMED China Ltd. ....... Citibank NA (128,380) 02/24/27 (0.89)% 1D OBFR01 Monthly (7,681)
IAMGOLD Corp. ............ Citibank NA (349,763) 02/24/28 (0.20)% 1D OBFR01 Monthly 21,188
Iluka Resources Ltd. .......... JPMorgan Chase Bank NA (817,667) 02/10/27 (0.25)% 1D OBFR01 Monthly 52,111
IMCD NV ................. Citibank NA (904,844) 02/24/27 (0.28)% 1D OBFR01 Monthly 30,717
Infrastrutture Wireless Italiane SpA JPMorgan Chase Bank NA (39,112) 02/11/27 (0.85)% 1D OBFR01 Monthly 3,510
Infrastrutture Wireless Italiane SpA Citibank NA (215,233) 02/24/27 (0.26)% 1D OBFR01 Monthly 5,295
InPost SA ................. Citibank NA (941,123) 02/24/27 (0.26)% 1D OBFR01 Monthly (1,679)
Interactive Brokers Group, Inc. ... Citibank NA (3,798,839) 02/24/28 (0.15)% 1D OBFR01 Monthly 369,115
International Flavors & Fragrances,
Inc. ................... Citibank NA (2,145,512) 02/24/28 (0.15)% 1D OBFR01 Monthly (92,374)
International Paper Co. ........ JPMorgan Chase Bank NA (769,527) 02/11/27 (0.50)% 1D OBFR01 Monthly (119,299)
International Paper Co. ........ Citibank NA (4,248,695) 02/24/28 (0.15)% 1D OBFR01 Monthly (139,358)
Intertek Group plc ........... Citibank NA (1,601,400) 02/24/27 (0.18)% 1D OBFR01 Monthly (4,132)
iShares Expanded Tech-Software
Sector ETF .............. Barclays Bank plc (2,100,679) 08/23/26 (0.38)% 1D OBFR01 Monthly (79,157)
iShares iBoxx $ High Yield Corporate
Bond ETF ............... Citibank NA (3,850,390) 02/24/28 (1.40)% 1D OBFR01 Monthly (1,445)
iShares iBoxx $ Investment Grade
Corporate Bond ETF ....... JPMorgan Chase Bank NA (5,636,194) 02/09/27 (0.87)% 1D OBFR01 Monthly (52,679)
Ivanhoe Mines Ltd. ........... JPMorgan Chase Bank NA (1,169,444) 02/09/27 (0.25)% 1D OBFR01 Monthly 56,689
Japan Steel Works Ltd. (The) .... Citibank NA (1,368,988) 02/24/27 (0.12)% 1D OBFR01 Monthly 66,211
JD Sports Fashion plc ......... JPMorgan Chase Bank NA (97,505) 02/11/27 (0.25)% 1D OBFR01 Monthly (504)
JD Sports Fashion plc ......... Citibank NA (903,724) 02/24/27 (0.25)% 1D OBFR01 Monthly (22,827)
Johnson Controls International plc Citibank NA (5,602,338) 02/24/28 (0.15)% 1D OBFR01 Monthly 79,380

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
51
Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
JX Advanced Metals Corp. ..... JPMorgan Chase Bank NA USD (1,614,539) 02/10/27 (0.25)% 1D P TONA Monthly $ (336,730)
Kadokawa Corp. ............ Citibank NA (439,514) 02/24/27 (0.11)% 1D OBFR01 Monthly (22,583)
Kobayashi Pharmaceutical Co. Ltd. Citibank NA (204,693) 02/24/27 (0.10)% 1D OBFR01 Monthly (3,382)
LANXESS AG .............. JPMorgan Chase Bank NA (488,546) 02/09/27 (1.00)% 1D ESTR Monthly 550
Leidos Holdings, Inc. ......... Citibank NA (1,486,049) 02/24/28 (0.15)% 1D OBFR01 Monthly 18,727
LG Energy Solution Ltd. ....... Citibank NA (546,200) 02/24/27 (3.00)% 1D OBFR01 Monthly 30,917
Li Auto, Inc. ............... Citibank NA (2,533,776) 02/24/27 (0.29)% 1D OBFR01 Monthly 208,658
Localiza Rent a Car SA ........ JPMorgan Chase Bank NA (23) 02/10/27 (1.35)% 1D OBFR01 Monthly (1)
Lululemon Athletica, Inc. ....... JPMorgan Chase Bank NA (2,150,467) 02/09/27 (0.15)% 1D OBFR01 Monthly 36,995
Lululemon Athletica, Inc. ....... Citibank NA (5,588,644) 02/24/28 (0.15)% 1D OBFR01 Monthly (461,412)
Lynas Rare Earths Ltd. ........ JPMorgan Chase Bank NA (574,118) 02/10/27 (0.23)% 1D OBFR01 Monthly (15,594)
M3, Inc. .................. Citibank NA (562,180) 02/24/27 (0.10)% 1D OBFR01 Monthly (31,902)
MatsukiyoCocokara & Co. ...... Citibank NA (734,517) 02/24/27 (0.23)% 1D OBFR01 Monthly (18,744)
Mercari, Inc. ............... JPMorgan Chase Bank NA (118) 02/10/27 (0.25)% 1D OBFR01 Monthly (8)
Mercari, Inc. ............... Citibank NA (2,278,174) 02/24/27 (0.12)% 1D OBFR01 Monthly (66,818)
Mitsui OSK Lines Ltd. ......... Citibank NA (458,141) 02/24/27 (0.10)% 1D OBFR01 Monthly 9,659
MMG Ltd. ................. Citibank NA (518,998) 02/24/27 (0.30)% 1D OBFR01 Monthly 77,707
Mosaic Co. (The) ............ Citibank NA (2,715,108) 02/24/28 (0.15)% 1D OBFR01 Monthly 99,965
Nebius Group NV ........... Citibank NA (2,387,996) 02/24/28 (0.42)% 1D OBFR01 Monthly 62,645
Nexi SpA ................. Citibank NA (237,192) 02/24/27 (1.00)% 1D OBFR01 Monthly 3,546
NIKE, Inc. ................. Citibank NA (4,392,466) 02/24/28 (0.15)% 1D OBFR01 Monthly 217,640
Nippon Steel Corp. ........... JPMorgan Chase Bank NA (241,797) 02/10/27 (0.25)% 1D P TONA Monthly (62)
Nippon Steel Corp. ........... Barclays Bank plc (325,822) 03/01/27 (0.20)% 1D P TONA Monthly 13,725
Northern Star Resources Ltd. .... JPMorgan Chase Bank NA (1,556,240) 02/10/27 (0.23)% 1D OBFR01 Monthly 44,481
Omnicom Group, Inc. ......... Citibank NA (1,869,323) 02/24/28 (0.15)% 1D OBFR01 Monthly (7,215)
ON Semiconductor Corp. ...... Citibank NA (831,396) 02/24/28 (0.15)% 1D OBFR01 Monthly 233,903
Pagaya Technologies Ltd. ...... Barclays Bank plc (970,815) 08/23/26 (0.50)% 1D OBFR01 Monthly (203,299)
Pagaya Technologies Ltd. ...... JPMorgan Chase Bank NA (268,500) 02/09/27 (0.51)% 1D OBFR01 Monthly (52,189)
Panasonic Holdings Corp. ...... Citibank NA (2,096,755) 02/24/27 (0.13)% 1D OBFR01 Monthly (75,143)
Pandora A/S ............... Citibank NA (1,157,804) 02/24/27 (0.26)% 1D OBFR01 Monthly (199,926)
PayPal Holdings, Inc. ......... Citibank NA (2,642,002) 02/24/28 (0.05)% 1D OBFR01 Monthly (50,962)
Pernod Ricard SA ........... JPMorgan Chase Bank NA (1,892,153) 02/09/27 (0.52)% 1D ESTR Monthly (11,541)
Pernod Ricard SA ........... Citibank NA (1,170,271) 02/24/27 (0.26)% 1D OBFR01 Monthly (511)
Planet Fitness, Inc. .......... JPMorgan Chase Bank NA (1,154,893) 02/09/27 (0.15)% 1D OBFR01 Monthly (40,791)
POSCO Future M Co. Ltd. ...... JPMorgan Chase Bank NA (460,874) 02/10/27 (5.50)% 1D OBFR01 Monthly 27,912
POSCO Future M Co. Ltd. ...... Citibank NA (355,722) 02/24/27 (4.50)% 1D OBFR01 Monthly 28,560
Postal Savings Bank of China Co.
Ltd. ................... Citibank NA (255,356) 02/24/27 (0.30)% 1D OBFR01 Monthly 22,955
Power Corp. of Canada ....... JPMorgan Chase Bank NA (331,150) 02/09/27 (0.25)% 1D OBFR01 Monthly (15,672)
Public Storage .............. Citibank NA (3,931,281) 02/24/28 (0.15)% 1D OBFR01 Monthly 23,389
Quanta Services, Inc. ......... Citibank NA (2,632,423) 02/24/28 (0.15)% 1D OBFR01 Monthly 69,801
Randstad NV .............. JPMorgan Chase Bank NA (580,417) 02/11/27 (0.31)% 1D OBFR01 Monthly 39,401
Recruit Holdings Co. Ltd. ...... Citibank NA (717,594) 02/24/27 (0.15)% 1D OBFR01 Monthly (6,027)
Renesas Electronics Corp. ..... Citibank NA (1,530,267) 02/24/27 (0.13)% 1D OBFR01 Monthly 14,606
Restaurant Brands International, Inc. Citibank NA (592,789) 02/24/28 (0.20)% 1D OBFR01 Monthly (4,883)
RH ..................... JPMorgan Chase Bank NA (1,159,760) 02/09/27 (0.15)% 1D OBFR01 Monthly (106,684)
Rocket Cos., Inc. ............ Citibank NA (711,742) 02/24/28 (0.50)% 1D OBFR01 Monthly (86,594)
Sapporo Breweries Ltd. ....... JPMorgan Chase Bank NA (399,814) 02/10/27 (0.25)% 1D OBFR01 Monthly (92,655)
Sartorius Stedim Biotech ....... JPMorgan Chase Bank NA (660,947) 02/11/27 (0.26)% 1D OBFR01 Monthly (924)
Sasol Ltd. ................. JPMorgan Chase Bank NA (1,436,384) 02/11/27 (0.40)% 1D OBFR01 Monthly 390,867
Schroders plc .............. Citibank NA (1,297,258) 02/24/27 (0.25)% 1D OBFR01 Monthly (3,796)
Seatrium Ltd. .............. JPMorgan Chase Bank NA (367,013) 02/10/27 (0.75)% 1D OBFR01 Monthly 7,473
Seatrium Ltd. .............. Citibank NA (207,732) 02/24/27 (1.30)% 1D OBFR01 Monthly 4,680
Sembcorp Industries Ltd. ...... JPMorgan Chase Bank NA (165,860) 02/10/27 (0.30)% 1D OBFR01 Monthly (7,760)
Sembcorp Industries Ltd. ...... Citibank NA (454,377) 02/24/27 (1.00)% 1D OBFR01 Monthly (85)
ServiceNow, Inc. ............ Citibank NA (502,533) 02/24/28 (0.15)% 1D OBFR01 Monthly (33,877)
SGH Ltd. ................. JPMorgan Chase Bank NA (292,107) 02/10/27 (0.25)% 1D OBFR01 Monthly (29,222)
Shandong Gold Mining Co. Ltd. .. Citibank NA (683,830) 02/24/27 (0.29)% 1D OBFR01 Monthly 123,054
Sharp Corp. ............... JPMorgan Chase Bank NA (299,353) 02/10/27 (0.62)% 1D OBFR01 Monthly 5,728
Sharp Corp. ............... Citibank NA (53,529) 02/24/27 (1.34)% 1D OBFR01 Monthly (6,001)
Shiseido Co. Ltd. ............ Citibank NA (761,825) 02/24/27 (0.10)% 1D OBFR01 Monthly (32,311)
SIG Group AG .............. Citibank NA (1,136,745) 02/24/27 (0.26)% 1D OBFR01 Monthly (100,982)
Sigma Foods SAB de CV ...... JPMorgan Chase Bank NA (49,149) 02/10/27 (0.50)% 1D OBFR01 Monthly (1,318)

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation V.I. Fund
52
Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Sigma Foods SAB de CV ...... Citibank NA USD (189,617) 02/24/28 (0.75)% 1D OBFR01 Monthly $ (3,356)
Sigma Healthcare Ltd. ........ JPMorgan Chase Bank NA (1,711,241) 02/10/27 (0.25)% 1D OBFR01 Monthly 130,363
Smurfit WestRock plc ......... Citibank NA (1,269,785) 02/24/28 (0.15)% 1D OBFR01 Monthly (24,338)
Stellantis NV ............... JPMorgan Chase Bank NA (2,012,316) 02/09/27 (0.26)% 1D ESTR Monthly 255,594
Stellantis NV ............... Citibank NA (967,972) 02/24/27 (0.26)% 1D OBFR01 Monthly 113,374
STMicroelectronics NV ........ Citibank NA (1,739,385) 02/24/27 (0.26)% 1D OBFR01 Monthly 119,346
Subaru Corp. .............. Citibank NA (340,686) 02/24/27 (0.15)% 1D OBFR01 Monthly 8,578
Sun Life Financial, Inc. ........ Citibank NA (663,525) 02/24/28 (0.20)% 1D OBFR01 Monthly (8,226)
Super Micro Computer, Inc. ..... Citibank NA (1,595,764) 02/24/28 (0.15)% 1D OBFR01 Monthly 241,715
Swisscom AG (Registered) ..... Citibank NA (1,432,370) 02/24/27 (0.15)% 1D OBFR01 Monthly 20,843
Sysmex Corp. .............. Citibank NA (670,932) 02/24/27 (0.12)% 1D OBFR01 Monthly (31,648)
Take-Two Interactive Software, Inc. Citibank NA (1,733,768) 02/24/28 (0.15)% 1D OBFR01 Monthly (75,337)
Target Corp. ............... Citibank NA (1,234,285) 02/24/28 (0.15)% 1D OBFR01 Monthly 15,302
Temenos AG (Registered) ...... Citibank NA (442,842) 02/24/27 (0.26)% 1D OBFR01 Monthly (9,404)
TISI, Inc. ................. Citibank NA (361,695) 02/24/27 (0.10)% 1D OBFR01 Monthly (14,035)
TKO Group Holdings, Inc. ...... Citibank NA (1,230,311) 02/24/28 (0.15)% 1D OBFR01 Monthly (25,259)
TOPPAN Holdings, Inc. ........ Citibank NA (1,427,995) 02/24/27 (0.12)% 1D OBFR01 Monthly (27,393)
Tourmaline Oil Corp. .......... Citibank NA (868,155) 02/24/28 (0.20)% 1D OBFR01 Monthly 26,561
Trade Desk, Inc. (The) ........ Citibank NA (2,022,691) 02/24/28 (0.15)% 1D OBFR01 Monthly (6,735)
UDR, Inc. ................. Citibank NA (1,263,082) 02/24/28 (0.15)% 1D OBFR01 Monthly (72,961)
Unimicron Technology Corp. .... JPMorgan Chase Bank NA (86,708) 02/11/27 (1.00)% 1D OBFR01 Monthly (16,636)
Unimicron Technology Corp. .... Citibank NA (317,877) 02/24/27 (1.00)% 1D OBFR01 Monthly (26,602)
Vonovia SE ................ JPMorgan Chase Bank NA (444,156) 02/09/27 (0.10)% 1D ESTR Monthly (24,367)
Whirlpool Corp. ............. Citibank NA (1,767,659) 02/24/28 (0.15)% 1D OBFR01 Monthly (130,808)
Whitbread plc .............. Citibank NA (791,948) 02/24/27 (0.25)% 1D OBFR01 Monthly 24,060
Williams-Sonoma, Inc. ........ JPMorgan Chase Bank NA (365,292) 02/09/27 (0.15)% 1D OBFR01 Monthly (55,220)
Willis Towers Watson plc ....... Citibank NA (1,871,472) 02/24/28 (0.15)% 1D OBFR01 Monthly (62,143)
Wise plc .................. Citibank NA (275,404) 02/24/27 (0.25)% 1D OBFR01 Monthly (26,693)
WSP Global, Inc. ............ Citibank NA (490,596) 02/24/28 (0.20)% 1D OBFR01 Monthly (4,499)
WuXi AppTec Co. Ltd. ......... JPMorgan Chase Bank NA (193,310) 02/10/27 (0.75)% HONIA Monthly (52,759)
Xinyi Glass Holdings Ltd. ...... JPMorgan Chase Bank NA (79,776) 02/10/27 (0.76)% 1D OBFR01 Monthly 7,539
Xinyi Glass Holdings Ltd. ...... Citibank NA (448,762) 02/24/27 (2.00)% 1D OBFR01 Monthly 16,965
XPeng, Inc. ................ Citibank NA (888,340) 02/24/27 (0.30)% 1D OBFR01 Monthly (3,041)
Yakult Honsha Co. Ltd. ........ Citibank NA (924,829) 02/24/27 (0.25)% 1D OBFR01 Monthly (5,253)
Zensho Holdings Co. Ltd. ...... Citibank NA (784,477) 02/24/27 (0.11)% 1D OBFR01 Monthly (56,898)
Zijin Mining Group Co. Ltd. ..... Citibank NA (500,125) 02/24/27 (0.30)% 1D OBFR01 Monthly 61,661
Zoetis, Inc. ................ Citibank NA (182,060) 02/24/28 (0.15)% 1D OBFR01 Monthly 9,668
ZTO Express Cayman, Inc. ..... JPMorgan Chase Bank NA (749,028) 02/10/27 (0.40)% HONIA Monthly 1,068
      Total short positions of equity swaps (445,411)
Total long and short position of equity swaps (918,232)
Net dividends and financing fees (202,391)
Total equity swap contracts including dividends and financing fees $ (1,120,623)
(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.
(b)
The Fund pays the total return on a reference entity and receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0 .05%
1-day CLICP ......................................... Chile Indice de Camara Promedio Interbank Overnight Index 0 .05
1-day ESTR ......................................... Euro Short-Term Rate 2 .18
1-day IBR ........................................... Colombian Reference Banking Indicator 10 .54
1-day MIBOR ........................................ Mumbai Interbank Offered Rate 5 .50
1-day SOFR ......................................... Secured Overnight Financing Rate 3 .63
1-day SONIA ......................................... Sterling Overnight Index Average 3 .73
1-day THOR ......................................... Thailand Overnight Repo Rate ON 0 .99

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
53
Derivative Financial Instruments Categorized by Risk Exposure
Reference Index Reference Rate
1-day TIIEOIS ........................................ Mexico Interbank TIIE 1-day 6 .63%
1-day TONAR ........................................ Tokyo Overnight Average Rate 0 .98
3-mo. CD_KSDA ...................................... Certificates of Deposit by the Korean Securities Dealers Association 2 .92
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 6 .99
3-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 3 .75
6-mo. BUBOR ........................................ Budapest Interbank Offered Rate 5 .62
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 2 .57
6-mo. PRIBOR ....................................... Prague Interbank Offered Rate 3 .89
6-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 3 .80
Balances Reported in the Consolidated Statement of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ 4,003,465 $ (2,299,474) $ 41,671,083 $ (16,850,809) $ —
OTC Swaps ..................................................... 730,834 (63,367) 6,042,189 (12,127,253) —
Options Written ................................................... N/A N/A 3,800,569 (21,604,449) (32,031,854)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Consolidated Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 11,086,865 $ — $ 5,964,218 $ — $ 17,051,083
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 7,165,760 — — 7,165,760
Options purchased
(b)
Investments at value — unaffiliated
(c)
............ — — 10,012,741 767,710 200,306 64,360
(d)
11,045,117
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 1,969,587 — — 39,633,154 68,342 41,671,083
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 1,047,444 5,720,651 — 4,928 — 6,773,023
$ — $ 3,017,031 $ 26,820,257 $ 7,933,470 $ 45,802,606 $ 132,702 $ 83,706,066
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 6,503,848 $ — $ 6,688,028 $ — $ 13,191,876
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 13,022,086 — — 13,022,086
Options written
(b)
Options written at value ..................... — — 27,937,736 418,427 3,675,691 — 32,031,854
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 1,069,695 — — 15,781,114 — 16,850,809
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 307,022 6,841,515 — 5,042,083 — 12,190,620
$ — $ 1,376,717 $ 41,283,099 $ 13,440,513 $ 31,186,916 $ — $ 87,287,245
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Consolidated Schedule of Investments. In the Consolidated
Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Consolidated Schedule of Investments.

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation V.I. Fund
54
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.
(d)
Includes dual binary options at value.
For the period ended June 30, 2026, the effect of derivative financial instruments in the Consolidated Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ (1,657,203) $ — $ (858,924) $ — $ 10,890,643 $ — $ 8,374,516
Forward foreign currency exchange contracts .... — — — (7,673,875) — — (7,673,875)
Options purchased
(a)
..................... (79,913) (43,131) 7,352,554 (417,912) (1,033,903) — 5,777,695
Options written ........................ 3,743 229,244 23,647,756 2,347,943 1,992,325 — 28,221,011
Swaps .............................. — (165,779) (7,373,165) — 6,441,928 58,365 (1,038,651)
$ (1,733,373) $ 20,334 $ 22,768,221 $ (5,743,844) $ 18,290,993 $ 58,365 $ 33,660,696
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ 133,868 $ — $ 5,487,027 $ — $ 1,592,663 $ — $ 7,213,558
Forward foreign currency exchange contracts .... — — — (5,733,367) — — (5,733,367)
Options purchased
(b)
..................... 34,876 — 981,873 259,036 468,052 (47,436) 1,696,401
Options written ........................ — (4,113) (17,385,535) (53,436) (1,709,448) — (19,152,532)
Swaps .............................. — (211,193) (1,217,524) — (41,256,157) (89,927) (42,774,801)
$ 168,744 $ (215,306) $ (12,134,159) $ (5,527,767) $ (40,904,890) $ (137,363) $ (58,750,741)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 1,213,545,973
Average notional value of contracts — short ................................................................................. 1,558,428,934
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... 719,151,492
Average amounts sold — in USD ........................................................................................ 1,217,858,843
Options
Average value of option contracts purchased ................................................................................ 10,138,743
Average value of option contracts written ................................................................................... 25,882,819
Average notional value of swaption contracts purchased ......................................................................... 214,746,461
Average notional value of swaption contracts written ........................................................................... 1,304,241,796
Credit default swaps
Average notional value — buy protection ................................................................................... 56,304,505
Average notional value — sell protection ................................................................................... 59,233,567
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... 373,594,179
Average notional value — receives fixed rate ................................................................................ 2,950,170,049
Inflation swaps
Average notional value — receives fixed rate ................................................................................ 3,964,826
Equity swaps
Average notional value — long .......................................................................................... 12,946,412
Average notional value — short ......................................................................................... 200,298,718
Total return swaps
Average notional value ............................................................................................... 48,946,565

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
55
Derivative Financial Instruments — Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ (2,019,336)
Futures contracts .................................................................................... $ 26,417,656 $ —
Forward f oreign currency exchange contracts ................................................................. 7,165,760 13,022,086
Options
(a) (b)
........................................................................................ 11,045,117 32,031,854
Swaps — centrally cleared .............................................................................. — 3,228,066
Swaps — OTC
(c)
..................................................................................... 6,773,023 11,988,229
Total derivative assets and liabilities in the Consolidated Statement of Assets and Liabilities ....................................
$ 51,401,556 $ 60,270,235
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(36,430,397) (31,165,802)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 14,971,159 $ 29,104,433
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Consolidated Statement of Assets and Liabilities and reported in the Consolidated Schedule of Investments.
(b)
Includes forward settling swaptions.
(c)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Consolidated Statement of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
(b)
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(c)(d)
Bank of America NA ............................... $ 759,419 $ (759,419) $ — $ — $ —
Barclays Bank plc ................................ 4,813,604 (3,752,665) (236,756) — 824,183
BNP Paribas SA ................................. 755,196 (755,196) — — —
Canadian Imperial Bank of Commerce .................. 265,114 (170,511) — — 94,603
Citibank NA ..................................... 4,186,426 (4,186,426) — — —
Commonwealth Bank of Australia ...................... 29,919 (29,919) — — —
Credit Agricole Corporate & Investment Bank SA ............ 172,113 — — — 172,113
Deutsche Bank AG ................................ 127,400 (127,400) — — —
Goldman Sachs Bank USA .......................... 119,954 (34) — — 119,920
Goldman Sachs International ......................... 247,058 (247,058) — — —
HSBC Bank plc .................................. 315,767 (315,767) — — —
JPMorgan Chase Bank NA .......................... 2,131,870 (2,131,870) — — —
Morgan Stanley & Co. International plc .................. 412,248 (412,248) — — —
Natwest Markets plc ............................... 4,671 (4,671) — — —
Societe Generale SA .............................. 4,470 (4,470) — — —
Standard Chartered Bank ........................... 21,897 (9,178) — — 12,719
UBS AG ....................................... 218,119 (145,657) — — 72,462
Wells Fargo Bank NA .............................. 385,914 (385,914) — — —
$ 14,971,159 $ (13,438,403) $ (236,756) $ — $ 1,296,000

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation V.I. Fund
56
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
(b)
Net Amount of
Derivative
Liabilities
(c)(e)
Bank of America NA ............................... $ 2,833,146 $ (759,419) $ — $ (2,073,727) $ —
Barclays Bank plc ................................ 3,752,665 (3,752,665) — — —
BNP Paribas SA ................................. 1,855,447 (755,196) — (965,000) 135,251
Canadian Imperial Bank of Commerce .................. 170,511 (170,511) — — —
Citibank NA ..................................... 6,133,605 (4,186,426) — (310,000) 1,637,179
Commonwealth Bank of Australia ...................... 32,608 (29,919) — — 2,689
Deutsche Bank AG ................................ 514,640 (127,400) — (387,240) —
Goldman Sachs Bank USA .......................... 34 (34) — — —
Goldman Sachs International ......................... 2,760,012 (247,058) — (1,470,000) 1,042,954
HSBC Bank plc .................................. 350,193 (315,767) — — 34,426
JPMorgan Chase Bank NA .......................... 5,676,113 (2,131,870) — — 3,544,243
Morgan Stanley & Co. International plc .................. 1,875,295 (412,248) — (1,390,000) 73,047
Natwest Markets plc ............................... 134,854 (4,671) — — 130,183
Nomura International plc ............................ 477,178 — — (410,000) 67,178
Royal Bank of Canada ............................. 1,549 — — — 1,549
Societe Generale SA .............................. 404,514 (4,470) — — 400,044
Standard Chartered Bank ........................... 9,178 (9,178) — — —
State Street Bank and Trust Co. ....................... 228,489 — — — 228,489
UBS AG ....................................... 145,657 (145,657) — — —
Wells Fargo Bank NA .............................. 1,748,745 (385,914) — — 1,362,831
$ 29,104,433 $ (13,438,403) $ — $ (7,005,967) $ 8,660,063
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Net amount represents the net amount receivable from the counterparty in the event of default.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default. Net amount may be offset further by the options receivable/payable on the Consolidated
Statement of Assets and Liabilities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities
Cayman Islands ........................................ $ — $ 9,450,526 $ — $ 9,450,526
Ireland .............................................. — 25,644,716 — 25,644,716
United Kingdom ........................................ — 899,159 — 899,159
United States .......................................... — 78,422,003 7,636,554 86,058,557
Common Stocks
Argentina ............................................ 899,033 — — 899,033
Australia ............................................. — 12,740,363 53 12,740,416
Austria .............................................. — 172,986 — 172,986
Belgium ............................................. — 1,645,572 — 1,645,572
Brazil ............................................... 7,691,116 — — 7,691,116
Canada ............................................. 48,849,018 — — 48,849,018
Cayman Islands ........................................ — — 271,890 271,890
Chile ............................................... — — 20,385 20,385
China ............................................... 2,707,243 30,282,606 — 32,989,849
Czech Republic ........................................ 144,306 229,559 — 373,865
Denmark ............................................. 375,008 8,147,501 — 8,522,509
Egypt ............................................... — 1,837,400 — 1,837,400
Finland .............................................. — 2,843,818 — 2,843,818
France .............................................. — 66,026,101 — 66,026,101

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
57
Level 1 Level 2 Level 3 Total
Georgia ............................................. $ — $ 971,474 $ — $ 971,474
Germany ............................................ 268,940 39,652,547 — 39,921,487
Greece .............................................. — 648,651 — 648,651
Hong Kong ........................................... — 6,153,445 — 6,153,445
Hungary ............................................. — 1,167,764 — 1,167,764
India ............................................... — 18,046,286 — 18,046,286
Indonesia ............................................ — 848,769 — 848,769
Ireland .............................................. 4,116,351 — — 4,116,351
Israel ............................................... 1,271,076 — 5,945 1,277,021
Italy ................................................ — 33,215,262 — 33,215,262
Japan ............................................... 51,510 71,828,224 — 71,879,734
Kazakhstan ........................................... 2,157,091 431,418 — 2,588,509
Luxembourg .......................................... — 38,298 — 38,298
Macau .............................................. — 605,469 — 605,469
Mexico .............................................. 6,324,206 2,581,002 — 8,905,208
Netherlands ........................................... — 64,595,303 — 64,595,303
Norway .............................................. 256,081 1,528,044 — 1,784,125
Philippines ........................................... — 665,447 — 665,447
Poland .............................................. — 2,743,927 — 2,743,927
Portugal ............................................. — 430,224 — 430,224
Puerto Rico ........................................... 739,795 — — 739,795
Republic of Turkiye ...................................... 502,321 789,270 — 1,291,591
Romania ............................................. 348,009 — — 348,009
Saudi Arabia .......................................... 1,285,980 1,224,038 — 2,510,018
Singapore ............................................ — 337,792 — 337,792
South Africa ........................................... 2,179,896 3,117,062 — 5,296,958
South Korea .......................................... — 61,776,270 — 61,776,270
Spain ............................................... — 10,003,971 — 10,003,971
Sweden ............................................. — 6,456,769 — 6,456,769
Switzerland ........................................... 6,244,063 15,292,641 — 21,536,704
Taiwan .............................................. — 88,678,670 — 88,678,670
Thailand ............................................. — 2,292,395 — 2,292,395
United Arab Emirates .................................... — — 4 4
United Kingdom ........................................ 751,024 103,022,261 — 103,773,285
United States .......................................... 1,878,577,783 96,597,676 24,665,957 1,999,841,416
Corporate Bonds
Angola .............................................. — 1,076,021 — 1,076,021
Argentina ............................................ — 184,749 — 184,749
Australia ............................................. — 857,622 5,803,166 6,660,788
Austria .............................................. — 1,934,194 — 1,934,194
Belgium ............................................. — 1,366,208 — 1,366,208
Brazil ............................................... — 916,341 — 916,341
Canada ............................................. — 15,851,442 — 15,851,442
Chile ............................................... — 408,818 — 408,818
China ............................................... — 5,234,948 — 5,234,948
Colombia ............................................ — 348,829 — 348,829
Czech Republic ........................................ — 946,343 — 946,343
Denmark ............................................. — 1,356,938 — 1,356,938
Finland .............................................. — 782,687 — 782,687
France .............................................. — 18,093,431 1,956,705 20,050,136
Germany ............................................ — 16,250,017 2,966,114 19,216,131
Greece .............................................. — 1,141,012 — 1,141,012
Hong Kong ........................................... — 990,126 — 990,126
India ............................................... — 397,706 1 397,707
Indonesia ............................................ — 442,409 — 442,409
Ireland .............................................. — 1,558,614 — 1,558,614
Israel ............................................... — 1,808,366 — 1,808,366
Italy ................................................ — 12,846,931 1,763,668 14,610,599
Japan ............................................... — 13,973,123 — 13,973,123
Jersey, Channel Islands ................................... — 4,241,907 — 4,241,907
Kazakhstan ........................................... — 199,779 — 199,779
Kuwait .............................................. — 265,863 — 265,863
Luxembourg .......................................... — 11,264,801 — 11,264,801
Macau .............................................. — 319,538 — 319,538
Fair Value Hierarchy as of Period End (continued)

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation V.I. Fund
58
Level 1 Level 2 Level 3 Total
Malaysia ............................................. $ — $ 195,096 $ — $ 195,096
Mauritius ............................................. — — 11,063,577 11,063,577
Mexico .............................................. — 115,867 — 115,867
Netherlands ........................................... — 6,306,548 — 6,306,548
Norway .............................................. — 1,725,879 — 1,725,879
Peru ................................................ — 417,474 — 417,474
Portugal ............................................. — 580,386 — 580,386
Republic of Turkiye ...................................... — 206,972 — 206,972
Saudi Arabia .......................................... — 233,532 — 233,532
Singapore ............................................ — — 2,113,292 2,113,292
Slovenia ............................................. — 176,862 — 176,862
South Africa ........................................... — 338,895 — 338,895
Spain ............................................... — 2,410,315 — 2,410,315
Sweden ............................................. — 4,092,308 — 4,092,308
Switzerland ........................................... — 861,919 — 861,919
Ukraine ............................................. — 729,751 — 729,751
United Arab Emirates .................................... — 300,212 — 300,212
United Kingdom ........................................ — 29,185,818 1,780,276 30,966,094
United States .......................................... — 113,441,129 44,129,922 157,571,051
Fixed Rate Loan Interests .................................. — — 4,209,140 4,209,140
Floating Rate Loan Interests
Canada ............................................. — 1,074,543 — 1,074,543
Finland .............................................. — 1,718,007 — 1,718,007
France .............................................. — 10,537,654 — 10,537,654
Germany ............................................ — 10,153,684 — 10,153,684
Ireland .............................................. — 1,638,820 — 1,638,820
Jersey, Channel Islands ................................... — — 3,620,535 3,620,535
Luxembourg .......................................... — 13,818,732 — 13,818,732
Netherlands ........................................... — 19,778,216 333,503 20,111,719
New Zealand .......................................... — — 2,095,791 2,095,791
Norway .............................................. — 1,160,182 — 1,160,182
Spain ............................................... — 5,987,446 — 5,987,446
Sweden ............................................. — 4,995,810 — 4,995,810
United Kingdom ........................................ — 21,412,151 — 21,412,151
United States .......................................... — 47,282,672 12,539,997 59,822,669
Foreign Agency Obligations ................................. — 5,911,257 — 5,911,257
Foreign Government Obligations .............................. — 160,059,708 — 160,059,708
Grantor Trust ........................................... 65,615,477 — — 65,615,477
Investment Companies .................................... 50,181,062 — — 50,181,062
Municipal Bonds ......................................... — 2,163,644 — 2,163,644
Non-Agency Mortgage-Backed Securities
Cayman Islands ........................................ — 911,323 — 911,323
Ireland .............................................. — 806,862 — 806,862
United States .......................................... — 53,141,101 12,620,818 65,761,919
Preferred Securities
Brazil ............................................... 2,645,757 — 3,454,277 6,100,034
China ............................................... — — 21,963,579 21,963,579
Finland .............................................. — 495,501 — 495,501
France .............................................. — 2,719,170 — 2,719,170
Germany ............................................ — 10,058,298 — 10,058,298
Greece .............................................. — 314,583 — 314,583
India ............................................... — — — —
Ireland .............................................. — 592,712 — 592,712
Italy ................................................ — 2,291,880 — 2,291,880
Japan ............................................... — 809,772 — 809,772
Luxembourg .......................................... — 616,470 — 616,470
Malaysia ............................................. — 229,967 — 229,967
Mexico .............................................. — 208,240 — 208,240
Netherlands ........................................... — 1,661,302 — 1,661,302
Norway .............................................. — 542,684 — 542,684
Spain ............................................... — 3,070,605 — 3,070,605
Sweden ............................................. — 418,103 — 418,103
Switzerland ........................................... — 224,425 — 224,425
United Kingdom ........................................ — 4,658,741 444,987 5,103,728
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
59
Level 1 Level 2 Level 3 Total
United States .......................................... $ 10,773,894 $ 5,157,613 $ 99,714,159 $ 115,645,666
Rights ................................................ — — 32,667 32,667
U.S. Government Sponsored Agency Securities .................... — 69,979,381 — 69,979,381
Warrants .............................................. 5,230 2,235 2,162,679 2,170,144
Short-Term Securities
Foreign Government Obligations .............................. — 6,182,587 — 6,182,587
Money Market Funds ...................................... 94,946,546 — — 94,946,546
Options Purchased
Equity contracts .......................................... 7,538,804 2,473,937 — 10,012,741
Foreign currency exchange contracts ........................... — 767,710 — 767,710
Interest rate contracts ...................................... — 200,306 — 200,306
Other contracts .......................................... — 64,360 — 64,360
Unfunded Floating Rate Loan Interests
(a)
........................... — 78,376 — 78,376
$ 2,197,446,620 $ 1,626,831,175 $ 267,369,641 $ 4,091,647,436
Investments valued at NAV
(b)
...................................... 6,982,510
$ 4,098,629,946
Derivative Financial Instruments
(c)
Assets
Credit contracts ........................................... $ — $ 2,286,197 $ — $ 2,286,197
Equity contracts ........................................... 2,980,406 13,827,110 — 16,807,516
Foreign currency exchange contracts ............................ — 7,165,760 — 7,165,760
Interest rate contracts ....................................... 5,964,218 39,638,082 — 45,602,300
Other contracts ........................................... — 68,342 — 68,342
Liabilities
Credit contracts ........................................... — (1,313,350) — (1,313,350)
Equity contracts ........................................... (26,859,807) (14,423,292) — (41,283,099)
Foreign currency exchange contracts ............................ — (13,440,513) — (13,440,513)
Interest rate contracts ....................................... (6,688,028) (24,498,888) — (31,186,916)
$ (24,603,211) $ 9,309,448 $ — $ (15,293,763)
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Fair Value Hierarchy as of Period End (continued)

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation V.I. Fund
60
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Fixed
Rate
Loan
Interests
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities
Preferred
Securities Rights
Unfunded
Floating
Rate Loan
Interests Warrants Total
Investments
Assets/Liabilities
Opening balance, as of December 31,
2025 .................... $ 5,834,698 $ 41,481,295 $ 62,695,571 $ 4,229,688 $ 31,871,320 $ 11,906,098 $ 134,101,242 $ 32,667 $ 4,660 $ 1,997,898 $ 294,155,137
Transfers into Level 3
(a)
.......... — — 4,400,000 — — — — — — — 4,400,000
Transfers out of Level 3
(b) (c)
........ — — (4,897,068) — (1,171,157) — (365,257) — — (8) (6,433,490)
Accrued discounts/premiums ....... — — 106,181 — 27,340 14,361 — — — — 147,882
Net realized gain (loss) .......... — — 68,265 — (51,160) 14,049 3,980,242 — — (202,258) 3,809,138
Net change in unrealized appreciation
(depreciation)
(d) (e)
............ 65,932 (12,932,123) (1,362,766) (20,548) (1,371,649) (670,256) 505,987 — (4,660) 367,047 (15,423,036)
Purchases ................... 1,735,924 9,137,956 27,326,523 — 7,624,045 1,764,053 — — — — 47,588,501
Sales ...................... — (12,722,894) (16,759,985) — (18,338,913) (407,487) (12,645,212) — — — (60,874,491)
Closing balance, as of June 30, 2026 .
$ 7,636,554 $ 24,964,234 $ 71,576,721 $ 4,209,140 $ 18,589,826 $ 12,620,818 $ 125,577,002 $ 32,667 $ — $ 2,162,679 $ 267,369,641
Net change in unrealized appreciation
(depreciation) on investments still
held at June 30, 2026
(e)
........
$ 65,932 $ (716,823) $ (1,295,890) $ (20,548) $ (1,629,168) $ (670,256) $ 13,684,856 $ — $ (4,660) $ 184,574 $ 9,598,017
(a)
As of December 31, 2025, the Fund used observable inputs in determining the value of certain investments. As of June 30, 2026, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the fair value hierarchy.
(b)
As of December 31, 2025, the Fund used significant unobservable inputs in determining the value of certain investments. As of June 30, 2026, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 1 in the fair value hierarchy.
(c)
As of December 31, 2025, the Fund used significant unobservable inputs in determining the value of certain investments. As of June 30, 2026, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the fair value hierarchy.
(d)
Included in the related net change in unrealized appreciation (depreciation) in the Consolidated Statement of Operations.
(e)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2026 is generally due to investments no longer held or categorized as Level 3 at period end.

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
61
The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s
Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $28,826,539.
(a)
A significant change in unobservable input could result in a correlated or inverse change in value.
See notes to consolidated financial statements.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Assets
Asset-Backed Securities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $ 7,636,554 Income Discount Rate 7% —
Common Stocks . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 24, 808 , 684 Market Revenue Multiple 0.80x - 12.50x 3.26x
Volatility 56% - 109% 90%
Time to Exit 0.3 - 5.0 years 3.7 years
Gross Profit Multiple 5.00x —
Discount for Lack of
Marketability 12% —
Income Discount Rate 15% —
Corporate Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 60,265,005 Income Discount Rate 6% - 34% 13%
Market  Estimated Recovery Value 31% —
Time to Exit 1.0 - 1.5 years 1.3 years
Volatility 58% - 60% 58%
Direct Profit Multiple 2.00x —
Fixed Rate Loan Interests . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4,209,140 Income Discount Rate 7% —
Floating Rate Loan Interests . . . . . . . . . . . . . . . . . . . . . . . . . . . . 11,062,302 Income Discount Rate 12% - 21% 16%
Market  EBITDA Multiple 5.00x —
Non-Agency Mortgage-Backed Securities . . . . . . . . . . . . . . . . . . 2,789,094 Income Discount Rate 8% —
Preferred Stocks . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 12 5 , 576 , 994 Market Revenue Multiple 1.05x - 22.75x 15.29x
EBITDAR Multiple 9.50x —
Volatility 40% - 80% 64%
Time to Exit 1.0 - 4.0 years 3.2 years
Market Adjustment Multiple 0.20x - 1.30x 1.27x
Gross Profit Multiple 6.75x —
Income Discount Rate 9% -17% 12%
Rights . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 32,667 Income Discount Rate 5% —
Warrants . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2,162,662 Market Revenue Multiple 4.50x - 6.00x 6.00x
Volatility 50% - 70% 57%
Time to Exit 0.3 - 4.7 years 4.1 years
EBITDA Multiple 9.75x —
$ 23 8 , 543 , 102

Consolidated Statement of Assets and Liabilities
(unaudited)
June 30, 2026
2026
BlackRock Semi-Annual Financial Statements and Additional Information
62
BlackRock
Global
Allocation V.I.
Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 3,970,632,406
Investments, at value — affiliated
(c)
.......................................................................................... 127,919,164
Cash ............................................................................................................. 2,548,606
Cash held for investments sold short ......................................................................................... 2,735,513
Cash pledged: –
Collateral — exchange-traded options written ................................................................................. 2,700,000
Collateral — OTC derivatives ............................................................................................ 7,820,000
Futures contracts .................................................................................................... 53,491,000
Centrally cleared swaps ................................................................................................ 39,841,000
Foreign currency, at value
(d)
............................................................................................... 19,253,840
Receivables: –
Investments sold .................................................................................................... 49,680,542
Options written ...................................................................................................... 19,936
Securities lending income — affiliated ...................................................................................... 30,541
Capital shares sold ................................................................................................... 457,242
Foreign withholding tax claims ........................................................................................... 22,345
Dividends — unaffiliated ............................................................................................... 3,457,200
Dividends — affiliated ................................................................................................. 79,939
Interest — unaffiliated ................................................................................................. 9,567,150
From custodian ..................................................................................................... 900,504
Variation margin on futures contracts ....................................................................................... 26,417,656
Swap premiums paid ................................................................................................... 730,834
Unrealized appreciation on: –
Forward foreign currency exchange contracts ................................................................................. 7,165,760
OTC swaps ........................................................................................................ 6,042,189
Unfunded floating rate loan interests ....................................................................................... 78,376
Prepaid e xpenses ..................................................................................................... 42,336
Other assets ......................................................................................................... 86,517
Total a ssets .........................................................................................................
4,331,720,596
LIABILITIES
Cash received: –
Collateral — TBA commitments ........................................................................................... 395,000
Collateral on securities loaned ............................................................................................. 70,993,823
Options written, at value
(e)
................................................................................................ 32,031,854
Payables: –
Investments purchased ................................................................................................ 123,700,235
Swaps   .......................................................................................................... 584,783
Capital shares redeemed ............................................................................................... 1,913,356
Distribution fees ..................................................................................................... 728,327
Interest expense .................................................................................................... 2,576
Investment advisory fees .............................................................................................. 2,153,680
Professional fees .................................................................................................... 205,460
Variation margin on centrally cleared swaps .................................................................................. 3,228,066
Other accrued expenses ............................................................................................... 3,099,852
Swap premiums received ................................................................................................ 63,367
Unrealized depreciation on: –
Forward foreign currency exchange contracts ................................................................................. 13,022,086
OTC swaps ........................................................................................................ 12,127,253
Total li abilities ........................................................................................................
264,249,718
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 4,067,470,878

Consolidated Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2026
63
Consolidated Statement of Assets and Liabilities
See notes to consolidated financial statements.
BlackRock
Global
Allocation V.I.
Fund
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 3,408,087,972
Accumulated earnings .................................................................................................. 659,382,906
NET ASSETS ........................................................................................................
$ 4,067,470,878
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 3,574,724,078
(b)
  Securities loaned, at value ...................................................................................... $ 65,803,009
(c)
  Investments, at cost — affiliated ................................................................................... $ 161,655,088
(d)
  Foreign currency, at cost ....................................................................................... $ 19,383,648
(e)
  Premiums received ........................................................................................... $ 14,227,974

Consolidated Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2026
2026
BlackRock Semi-Annual Financial Statements and Additional Information
64
See notes to consolidated financial statements.
BlackRock
Global Allocation
V.I. Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 753,235,861
Shares outstanding ...................................................................................................
39,439,897
Net asset value .....................................................................................................
$ 19.10
Shares authorized ...................................................................................................
400 million
Par value ......................................................................................................... $ 0.10
Class II
Net assets .........................................................................................................
$ 247,848,205
Shares outstanding ...................................................................................................
13,099,484
Net asset value .....................................................................................................
$ 18.92
Shares authorized ...................................................................................................
200 million
Par value ......................................................................................................... $ 0.10
Class III
Net assets .........................................................................................................
$ 3,066,386,812
Shares outstanding ...................................................................................................
212,542,551
Net asset value .....................................................................................................
$ 14.43
Shares authorized ...................................................................................................
1.5 billion
Par value ......................................................................................................... $ 0.10

Consolidated Statement of Operations
(unaudited)

Six Months Ended June 30, 2026
65
Consolidated Statement of Operations
See notes to consolidated financial statements.
BlackRock
Global
Allocation V.I.
Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 22,279,536
Dividends — affiliated ................................................................................................. 2,502,670
Interest — unaffiliated ................................................................................................. 29,881,991
Securities lending income — affiliated — net ................................................................................. 158,931
Payment-in-kind interest — unaffiliated ..................................................................................... 1,101,386
Foreign taxes withheld ................................................................................................ (1,140,533)
Total investment income .................................................................................................
54,783,981
EXPENSES
Investment advisory .................................................................................................. 12,899,037
Distribution — class specific ............................................................................................ 3,921,425
Transfer agent — class specific .......................................................................................... 3,607,708
Accounting services .................................................................................................. 219,659
Custodian ......................................................................................................... 173,599
Professional ....................................................................................................... 128,496
Printing and postage ................................................................................................. 41,553
Directors and Officer ................................................................................................. 18,883
Miscellaneous ...................................................................................................... 111,566
Total expenses excluding interest expense .....................................................................................
21,121,926
Interest expense .................................................................................................... 24,704
Total expenses .......................................................................................................
21,146,630
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (126,560)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (2,218,582)
Total expenses after fees waived and/or reimbursed ..............................................................................
18,801,488
Net investment income ..................................................................................................
35,982,493
REALIZED AND UNREALIZED GAIN (LOSS) $ 279,295,371
Net realized gain (loss) from: $ –
Investments — unaffiliated
(a)
.......................................................................................... 247,416,730
Investments — affiliated ............................................................................................. (70,264)
Forward foreign currency exchange contracts ............................................................................... (7,673,875)
Foreign currency transactions ......................................................................................... (2,681,886)
Futures contracts .................................................................................................. 8,374,516
Options written ................................................................................................... 28,221,011
Swaps ......................................................................................................... (1,038,651)
A
272,547,581
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated
(b)
.......................................................................................... 67,460,871
Investments — affiliated ............................................................................................. 1,087,957
Forward foreign currency exchange contracts ............................................................................... (5,733,367)
Foreign currency translations .......................................................................................... (1,427,613)
Futures contracts .................................................................................................. 7,213,558
Options written ................................................................................................... (19,152,532)
Swaps ......................................................................................................... (42,774,801)
Unfunded floating rate loan interests ..................................................................................... 73,716
A
6,747,789
Net realized and unrealized gain ...........................................................................................
279,295,370
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 315,277,863
(a)
Net of foreign capital gain tax and capital gain tax refund, if applicable of ............................................................... $ (3,644)
(b)
Net of reduction in deferred foreign capital gain tax of ............................................................................ $ 6,844

Consolidated Statements of Changes in Net Assets

2026
BlackRock Semi-Annual Financial Statements and Additional Information
66
BlackRock Global Allocation V.I. Fund
Six Months Ended
06/30/26 (unaudited)
Year Ended
12/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 35,982,493  $ 82,864,826
Net realized gain .................................................................................. 272,547,581  472,238,024
Net change in unrealized appreciation (depreciation) .......................................................... 6,747,789  174,199,187
Net increase in net assets resulting from operations ............................................................. 315,277,863  729,302,037
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Class I ........................................................................................ —  (80,255,218)
Class II ....................................................................................... —  (24,865,261)
Class III ....................................................................................... —  (413,705,176)
Decrease in net assets resulting from distributions to shareholders ................................................... —  (518,825,655)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ................................................... (239,015,831) (357,836,533)
NET ASSETS
Total increase (decrease) in net assets ..................................................................... 76,262,032  (147,360,151)
Beginning of period .................................................................................. 3,991,208,846  4,138,568,997
End of period ......................................................................................
$ 4,067,470,878  $ 3,991,208,846
(a)
  Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to consolidated financial statements.

Consolidated Financial Highlights
(For a share outstanding throughout each period)
67
Consolidated Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
(i)
Excludes underlying investments in equity swaps.
(j)
Portfolio turnover rate excludes in-kind transactions.
See notes to consolidated financial statements.
BlackRock Global Allocation V.I. Fund
Class I
Six Months
Ended
06/30/26
(unaudited)
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of period ...........
$ 17.64  $ 16.48  $ 16.31  $ 14.77  $ 17.79  $ 19.49
Net investment income
(a)
...................
0 .18  0 .40  0 .44  0 .42  0 .25  0 .25
Net realized and unrealized gain (loss) ..........
1 .28  2 .87  1 .08  1 .48  ( 3 .08 ) 1 .05
Net increase (decrease) from investment operations .. 1.46  3.27  1.52  1.90  (2.83) 1.30
Distributions
(b)
– – – – – –
From net investment income ................ —  ( 0 .64 ) ( 0 .15 ) ( 0 .36 ) —  ( 0 .17 )
From net realized gain ..................... —  ( 1 .47 ) ( 1 .20 ) —  ( 0 .19 ) ( 2 .83 )
Total distributions .......................... —  (2.11) (1.35) (0.36) (0.19) (3.00)
Net asset value, end of period ................ $ 19.10  $ 17.64  $ 16.48  $ 16.31  $ 14.77  $ 17.79
Total Return
(c)
Based on net asset value .................... 8.28%
(d)
19.80% 9.23% 12.83%
(e)
(15.86)% 6.67%
Ratios to Average Net Assets
(f)
Total expen ses ...........................
0.79%
(g)
0.78% 0.84% 0.78% 0.79% 0.82%
Total expenses after fees waived and/or reimbursed ..
0.75%
(g)
0.74% 0.75% 0.75% 0.73% 0.73%
Total expenses after fees waived and/or reimbursed and
excluding dividend expense, interest expense, broker
fees and expenses on short sales and professional
fees for foreign withholding taxes .............
0.75%
(g)
0.74% 0.75% 0.73% 0.72% 0.73%
Net investment income .....................
2.01%
(g)
2.23% 2.57% 2.73% 1.59% 1.23%
Supplemental Data
Net assets, end of period (000) ................ $ 753,236  $ 740,123  $ 727,553  $ 892,706  $ 859,808  $ 1,606,132
Portfolio turnover rate
(h)
...................... 78%
(i)
119%
(i)
154%
(i)
215%
(i)
110%
(j)
133%
Six Months
Ended
06/30/26
(unaudited)
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Portfolio turnover rate (excluding MDRs) ...............................
74% 112% 136% 154% 102% 123%

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
68
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
(i)
Excludes underlying investments in equity swaps.
(j)
Portfolio turnover rate excludes in-kind transactions.
See notes to consolidated financial statements.
BlackRock Global Allocation V.I. Fund
Class II
Six Months
Ended
06/30/26
(unaudited)
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of period ...........
$ 17.49  $ 16.36  $ 16.20  $ 14.67  $ 17.71  $ 19.41
Net investment income
(a)
...................
0 .17  0 .37  0 .41  0 .40  0 .22  0 .22
Net realized and unrealized gain (loss) ..........
1 .26  2 .84  1 .07  1 .46  ( 3 .07 ) 1 .05
Net increase (decrease) from investment operations .. 1.43  3.21  1.48  1.86  (2.85) 1.27
Distributions
(b)
– – – – – –
From net investment income ................ —  ( 0 .61 ) ( 0 .12 ) ( 0 .33 ) —  ( 0 .14 )
From net realized gain ..................... —  ( 1 .47 ) ( 1 .20 ) —  ( 0 .19 ) ( 2 .83 )
Total distributions .......................... —  (2.08) (1.32) (0.33) (0.19) (2.97)
Net asset value, end of period ................ $ 18.92  $ 17.49  $ 16.36  $ 16.20  $ 14.67  $ 17.71
Total Return
(c)
Based on net asset value .................... 8.18%
(d)
19.60% 9.09% 12.67%
(e)
(16.04)% 6.55%
Ratios to Average Net Assets
(f)
Total expen ses ...........................
1.03%
(g)
1.03% 1.05% 1.04% 1.04% 1.02%
Total expenses after fees waived and/or reimbursed ..
0.90%
(g)
0.89% 0.90% 0.91% 0.90% 0.88%
Total expenses after fees waived and/or reimbursed and
excluding dividend expense, interest expense, broker
fees and expenses on short sales and professional
fees for foreign withholding taxes .............
0.90%
(g)
0.89% 0.90% 0.89% 0.89% 0.88%
Net investment income .....................
1.86%
(g)
2.07% 2.41% 2.57% 1.44% 1.07%
Supplemental Data
Net assets, end of period (000) ................ $ 247,848  $ 232,314  $ 199,675  $ 196,730  $ 196,732  $ 255,542
Portfolio turnover rate
(h)
...................... 78%
(i)
119%
(i)
154%
(i)
215%
(i)
110%
(j)
133%
Six Months
Ended
06/30/26
(unaudited)
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Portfolio turnover rate (excluding MDRs) ...............................
74% 112% 136% 154% 102% 123%

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
69
Consolidated Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
(i)
Excludes underlying investments in equity swaps.
(j)
Portfolio turnover rate excludes in-kind transactions.
See notes to consolidated financial statements.
BlackRock Global Allocation V.I. Fund
Class III
Six Months
Ended
06/30/26
(unaudited)
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of period ...........
$ 13.34  $ 12.90  $ 13.03  $ 11.87  $ 14.38  $ 16.29
Net investment income
(a)
...................
0 .12  0 .28  0 .32  0 .31  0 .17  0 .17
Net realized and unrealized gain (loss) ..........
0 .97  2 .23  0 .86  1 .17  ( 2 .49 ) 0 .87
Net increase (decrease) from investment operations .. 1.09  2.51  1.18  1.48  (2.32) 1.04
Distributions
(b)
– – – – – –
From net investment income ................ —  ( 0 .60 ) ( 0 .11 ) ( 0 .32 ) —  ( 0 .12 )
From net realized gain ..................... —  ( 1 .47 ) ( 1 .20 ) —  ( 0 .19 ) ( 2 .83 )
Total distributions .......................... —  (2.07) (1.31) (0.32) (0.19) (2.95)
Net asset value, end of period ................ $ 14.43  $ 13.34  $ 12.90  $ 13.03  $ 11.87  $ 14.38
Total Return
(c)
Based on net asset value .................... 8.17%
(d)
19.42% 9.01% 12.49%
(e)
(16.07)% 6.42%
Ratios to Average Net Assets
(f)
Total expen ses ...........................
1.14%
(g)
1.13% 1.14% 1.13% 1.13% 1.12%
Total expenses after fees waived and/or reimbursed ..
1.00%
(g)
0.99% 1.00% 1.01% 1.00% 0.98%
Total expenses after fees waived and/or reimbursed and
excluding dividend expense, interest expense, broker
fees and expenses on short sales and professional
fees for foreign withholding taxes .............
1.00%
(g)
0.99% 1.00% 0.99% 0.99% 0.98%
Net investment income .....................
1.76%
(g)
1.98% 2.31% 2.47% 1.33% 0.99%
Supplemental Data
Net assets, end of period (000) ................ $ 3,066,387  $ 3,018,772  $ 3,211,341  $ 3,407,552  $ 3,437,102  $ 5,676,492
Portfolio turnover rate
(h)
...................... 78%
(i)
119%
(i)
154%
(i)
215%
(i)
110%
(j)
133%
Six Months
Ended
06/30/26
(unaudited)
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Portfolio turnover rate (excluding MDRs) ...............................
74% 112% 136% 154% 102% 123%

Notes to Consolidated Financial Statements
(unaudited)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
70
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The consolidated financial statements presented are for BlackRock
Global Allocation V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I, Class II and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class II and Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
Basis of Consolidation: The accompanying consolidated financial statements of the Fund include the accounts of BlackRock Cayman Global Allocation V.I. Fund I, Ltd. (the
“Cayman Subsidiary”), which is a wholly-owned subsidiary of the Fund and primarily invests in commodity-related instruments. The Cayman Subsidiary enables the Fund to hold these commodity-related instruments and satisfy regulated investment company tax requirements. The Fund may invest up to 25% of its total assets in the Cayman
Subsidiary. The net assets of the Cayman Subsidiary as of period end were $69,312,410, which is 1.7% of the Fund's consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Cayman Subsidiary is subject to the same investment policies and restrictions that apply to the Fund, except that the Cayman
Subsidiary may invest without limitation in commodity-related instruments.
2. SIGNIFICANT ACCOUNTING POLICIES
The consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the consolidated financial statements, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the
“trade dates”). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities and payment-in-kind interest, are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Consolidated Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Consolidated Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2026 , if any, are disclosed in the  Consolidated Statement of Assets and
Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Consolidated Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian, which at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Consolidated Statement of
Operations.

Notes to Consolidated Financial Statements
(unaudited) (continued)
71
Notes to Financial Statements
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Net income and realized gains from investments held by the Cayman Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the Cayman
Subsidiary in any taxable year, the loss will generally not be available to offset the Fund’s ordinary income and/or capital gains for that year.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s consolidated financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the Consolidated financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”)
has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee
(the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price
(including evaluated prices) provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund.
The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Shares of underlying exchange-traded closed-end funds or other exchange-traded funds (“ETFs”) are valued at their most recent closing price. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options (except ETF options, equity index options or those that are customized) are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Customized exchange-traded equity options, ETF options, equity index options and over-the-counter (“OTC”) options and options on swaps (“swaptions”)
are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the

Notes to Consolidated Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
72
underlying instruments.
Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return and equity swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/
or default rates
(vii) audited or unaudited consolidated financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Certain information made available by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that

Notes to Consolidated Financial Statements
(unaudited) (continued)
73
Notes to Financial Statements
may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of June 30, 2026, certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities
(calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the Consolidated Statement of Operations, even though investors do not receive their principal until maturity.
Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities,

Notes to Consolidated Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
74
generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate
(“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Fund may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Consolidated
Statement of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation
(depreciation) is included in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations. As of period end, the Fund had the following unfunded floating rate loan interests:
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
Fund Name Borrower Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
BlackRock Global
Allocation V.I. Fund
Coreweave Financing DDTL V LLC, Delayed Draw 1st Lien Term
Loan ......................................... $ 2,630,942 $ 2,604,632 $ 2,683,008 $ 78,376
$ 78,376

Notes to Consolidated Financial Statements
(unaudited) (continued)
75
Notes to Financial Statements
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Consolidated Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the
Consolidated Schedule of Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions : The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Commitments: Commitments are agreements to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering.
Such agreements may obligate a fund to make future cash payments. As of June 30, 2026 , the Fund had outstanding commitments of $10,403,880. These commitments are not included in the net assets of the Fund as of June 30, 2026 .
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan.
The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Consolidated Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Consolidated Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Consolidated Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
(b)
Barclays Capital, Inc. .............................. $ 343,800 $ (343,800) $ — $ —
BMO Capital Markets Corp. .......................... 377,319 (377,319) — —
BofA Securities, Inc. ............................... 2,587,396 (2,587,396) — —
Citigroup Global Markets, Inc. ........................ 2,670,284 (2,658,555) — 11,729
Goldman Sachs & Co. LLC .......................... 15,941,613 (15,941,613) — —
J.P. Morgan Securities LLC .......................... 16,343,403 (16,343,403) — —
Jefferies LLC .................................... 3,418,286 (3,418,286) — —
Morgan Stanley .................................. 15,952,073 (15,952,073) — —
National Financial Services LLC ....................... 4,782,984 (4,782,984) — —
State Street Bank & Trust Co. ........................ 10,494 (10,316) — 178
TD Securities (USA) LLC ........................... 856,977 (856,977) — —
UBS Securities LLC ............................... 2,518,380 (2,518,380) — —
$ 65,803,009 $ (65,791,102) $ — $ 11,907
(a)
  Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Consolidated
Statement of Assets and Liabilities.
(b)
  The market value of the loaned securities is determined as of June 30, 2026. Additional collateral is delivered to the Fund subsequent to period end in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Consolidated Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
76
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Consolidated Schedule of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Consolidated Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the
Consolidated Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Consolidated Statement of Assets and
Liabilities. When a contract is closed, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Consolidated Statement of
Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for
OTC derivatives in the Consolidated Statement of Assets and Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Fund may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Consolidated Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Consolidated
Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Consolidated Statement of
Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,”
meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Consolidated Statement of Assets and Liabilities.
Swaptions – The Fund may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the
Fund’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.

Notes to Consolidated Financial Statements
(unaudited) (continued)
77
Notes to Financial Statements
Interest rate caps and floors — Interest rate caps and floors are entered into to gain or reduce exposure to interest rates (interest rate risk and/or other risk). Caps are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes exceed a specified rate, or
“cap.” Floors are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes fall below a specified rate, or “floor.” The maximum potential amount of future payments that the Fund would be required to make under an interest rate cap would be the notional amount times the percentage increase in interest rates determined by the difference between the interest rate index current value and the value at the time the cap was entered into.
Foreign currency options – The Fund may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
Barrier options – The Fund may purchase and write a variety of options with non-standard payout structures or other features (“barrier options”) that are generally traded OTC.
The Fund may invest in various types of barrier options, including down-and-out options, down-and-in options, double no-touch options, one-touch options, instant one-touch options, up-and-out options and up-and-in options. Down-and-out options expire worthless to the purchaser if the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Down-and-in options expire worthless to the purchaser unless the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Double no-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument does not reach or surpass predetermined barrier price levels prior to the option’s expiration date. One-touch options and instant one-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument reaches or surpasses predetermined barrier price levels prior to the expiration date. Up-
and-out options expire worthless to the purchaser if the price of the underlying instrument increases beyond a predetermined barrier price level prior to the expiration date. Up-and-in options can only be exercised when the price of the underlying instrument increases beyond a predetermined barrier price level.
In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Consolidated
Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on
OTC swaps in the Consolidated Statement of Assets and Liabilities. Payments received or paid are recorded in the Consolidated Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Consolidated
Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Consolidated
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Consolidated Statement of Assets and Liabilities.
Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Consolidated Statement of
Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Equity and Total return swaps — Equity and total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices)
(equity risk, commodity price risk and/or interest rate risk).
Equity swaps are designed to function as direct economic investments in long or short equity positions. This means that a Fund will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital

Notes to Consolidated Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
78
appreciation (depreciation), corporate actions and dividends received and paid. Equity swaps incur interest charges and credits (“financing fees”) related to the notional value of the position. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread.
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Fund may enter into forward interest rate swaps and forward total return swaps. In a forward swap, the Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Consolidated Statement of
Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Consolidated
Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the
Consolidated Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day.
Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparty are not fully collateralized, the
Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Consolidated
Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Average Daily Net Assets
Investment
Advisory Fees
First $6 billion ......................................................................................................... 0.65%
$6 billion - $8 billion ..................................................................................................... 0.61
$8 billion - $10 billion .................................................................................................... 0.59
$10 billion - $15 billion ................................................................................................... 0.57
Greater than $15 billion ................................................................................................... 0.55

Notes to Consolidated Financial Statements
(unaudited) (continued)
79
Notes to Financial Statements
The Manager provides investment management and other services to the Cayman Subsidiary. The Manager does not receive separate compensation from the Cayman
Subsidiary for providing investment management or administrative services. However, the Fund pays the Manager based on the Fund's net assets, which includes the assets of the Cayman Subsidiary.
The Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BSL”) (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of the Fund for which BIL and BSL, as applicable, acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees . The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the six months ended June 30, 2026, the following table shows the class specific distribution fees borne directly by each share class of the Fund:
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific in the Consolidated
Statement of Operations . For the six months ended June 30, 2026 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Consolidated Statement of Operations.
For the six months ended June 30, 2026, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act
(“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations. For the six months  ended June 30, 2026 , the amount waived was $ 48,424 .
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in (i) affiliated equity and fixed-
income mutual funds and affiliated exchange-traded funds that have a contractual management fee and (ii) other exchange-traded products sponsored by BlackRock or its affiliates, through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations. For
the six months ended June 30, 2026, the Manager waived $78,136 in investment advisory fees pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain networking and operational/recordkeeping fees (transfer agent fees) in order to limit such expenses to a percentage of average daily net assets as follows:
Share Class Distribution Fees
Class II ............................................................................................................... 0 .15%
Class III ............................................................................................................... 0 .25
Share Class
Distribution
Fees
Class II ......................................................................................................... $ 177,824
Class III ......................................................................................................... 3,743,601
$ 3,921,425
Class I Class II Class III Total
Transfer agent fees - class specific ....................................................... $ 381,916 $ 233,823 $ 2,991,969 $ 3,607,708
Class I ................................................................................................................
0 .07%
Class II ...............................................................................................................
0 .07
Class III ...............................................................................................................
0 .07

Notes to Consolidated Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
80
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2027, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the
Manager — class specific in the Consolidated Statement of Operations. For the six months ended June 30, 2026, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit net total annual operating expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2027, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2026, there were no investment advisory fees waived and/or reimbursed by the Manager pursuant to this agreement.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the securities lending agreement effective as of January 1, 2026, the Fund retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specific threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the securities lending agreement effective as of January 1, 2025, identical securities lending arrangements were in place for the Fund for the calendar year ended
December 31, 2025.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Consolidated Statement of Operations. For the six
months ended June 30, 2026, the Fund paid BIM $37,294 for securities lending agent services.
Directors and Officers:  Certain directors and/or officers of the  Company  are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors  and Officer in the Consolidated Statement of Operations.
7. PURCHASES AND SALES
For the six months ended June 30, 2026, purchases and sales of investments, including paydowns/payups and mortgage dollar rolls and excluding short-term securities, were as follows:
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 123,982
Class II ...................................................................................................... 150,839
Class III ...................................................................................................... 1,943,761
$ 2,218,582
Class I Class II Class III
Expense Limitations ................................................................. 1 .25% 1 .40% 1 .50%
U.S. Government Securities Other Securities
Fund Name Purchases Sales Purchases Sales
BlackRock Global Allocation V.I. Fund ........................................ $ 216,961,514 $ 176,939,304 $ 2,758,803,061 $ 2,850,050,362

Notes to Consolidated Financial Statements
(unaudited) (continued)
81
Notes to Financial Statements
For the six months ended June 30, 2026, purchases and sales related to mortgage dollar rolls were $176,707,715 and $176,939,304, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s consolidated financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these consolidated financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
As of December 31, 2025, the Fund had qualified late-year capital losses of $38,691,292.
As of June 30, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple SOFR (but in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2027 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2026, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Global Allocation V.I. Fund ................................... $ 3,767,942,201 $ 676,729,546 $ (347,185,966) $ 329,543,580

Notes to Consolidated Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
82
market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Consolidated Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the
Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform. The Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its  Consolidated Schedule of
Investments.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates.
Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

Notes to Consolidated Financial Statements
(unaudited) (continued)
83
Notes to Financial Statements
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the consolidated financial statements.
Six Months Ended
06/30/26
Year Ended
12/31/25
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Global Allocation V.I. Fund
Class I
Shares sold .............................................
816,528 $ 14,735,404 1,463,998 $ 25,222,628
Shares issued in reinvestment of distributions ........................
— — 4,329,238 77,023,711
Shares redeemed .........................................
(3,342,245) (60,881,020) (7,964,347) (140,787,616)
(2,525,717) $ (46,145,616) (2,171,111) $ (38,541,277)
Class II
Shares sold .............................................
850,035 $ 15,459,979 1,054,970 $ 18,961,314
Shares issued in reinvestment of distributions ........................
— — 1,409,528 24,865,261
Shares redeemed .........................................
(1,036,908) (18,717,091) (1,382,877) (24,526,247)
(186,873) $ (3,257,112) 1,081,621 $ 19,300,328
Class III
Shares sold .............................................
4,090,939 $ 56,578,614 6,533,671 $ 91,708,086
Shares issued in reinvestment of distributions ........................
— — 30,678,252 413,705,176
Shares redeemed .........................................
(17,854,564) (246,191,717) (59,926,110) (844,008,846)
(13,763,625) $ (189,613,103) (22,714,187) $ (338,595,584)
(16,476,215) $ (239,015,831) (23,803,677) $ (357,836,533)

Glossary of Terms Used in these Consolidated Financial Statements
2026
BlackRock Semi-Annual Financial Statements and Additional Information
84
Currency Abbreviation
ARS Argentine Peso
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Chinese Yuan Offshore
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
DKK Danish Krone
DOP Dominican Peso
EGP Egyptian Pound
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
KZT Kazakhstani Tenge
MXN Mexican Peso
MYR Malaysian Ringgit
NGN Nigerian Naira
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
PHP Philippine Peso
PLN Polish Zloty
PYG Paraguayan Guarani
RON Romanian Leu
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TRY Turkish Lira
TWD Taiwan New Dollar
USD United States Dollar
UYU Uruguayan Peso
ZAR South African Rand
Portfolio Abbreviation
ADR American Depositary Receipts
BUBOR Budapest Interbank Offered Rate
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CLICP Chile Indice de Camara Promedio Interbank Overnight Index
CLO Collateralized Loan Obligation
CSMC Credit Suisse Mortgage Capital
CVA Certification Van Aandelon (Dutch Certificate)
CVR Contingent Value Rights
DAC Designated Activity Company
ESTR Euro Short-Term Rate
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
FEDL01 USD - 1D Overnight Fed Funds Effective Rate
GDR Global Depositary Receipts
HONIA HKD - Overnight Index Average
IBR Colombian Reference Banking Indicator
JIBAR Johannesburg Interbank Average Rate
JSC Joint Stock Company
MIBOR Mumbai Interbank Offered Rate
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
NVDR Non-Voting Depository Receipts
OBFR01 USD - 1D Overnight Bank Funding Rate
OTC Over-the-counter
P TONA JPY - Provisional 1D Overnight Tokyo Average Rate
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
PRIBOR Prague Interbank Offered Rate
RB Revenue Bonds
SSARON CHF - Swiss Average Rate O/N
SCA Svenska Cellulosa Aktiebolaget
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts
STACR Structured Agency Credit Risk
TIIEOIS Mexico Interbank TIIE 1-day
TONAR Tokyo Overnight Average Rate
THOR Thailand Overnight Repo Rate ON
WIBOR Warsaw Interbank Offered Rate

June 30, 2026
Not FDIC Insured - May Lose Value - No Bank Guarantee
2026 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock Government Money Market V.I. Fund

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
June 30, 2026
BlackRock Government Money Market V.I. Fund
2
(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
U.S. Government Sponsored Agency Obligations
Federal Farm Credit Bank Variable Rate Notes
(a)
(1-day SOFR at 0.00% Floor + 0.14%),
3.76% , 10/15/26 ................ USD 2,000 $ 1,999,968
(US Treasury 3 Month Bill Money Market Yield
at 0.00% Floor + 0.27%), 4.04% , 10/16/26 1,100 1,100,000
(1-day SOFR at 0.00% Floor + 0.04%),
3.66% , 10/20/26 ................ 1,210 1,210,000
(1-day SOFR at 0.00% Floor + 0.05%),
3.67% , 11/06/26 ................ 350 350,000
(1-day SOFR at 0.00% Floor + 0.04%),
3.66% , 11/19/26 ................ 70 70,000
(1-day SOFR at 0.00% Floor + 0.14%),
3.76% , 12/23/26 ................ 200 200,000
(1-day SOFR at 0.00% Floor + 0.04%),
3.66% , 01/20/27 ................ 515 515,000
(1-day SOFR at 0.00% Floor + 0.09%),
3.71% , 01/27/27 ................ 179 179,000
(1-day SOFR at 0.00% Floor + 0.08%),
3.70% , 02/01/27 ................ 500 500,000
(1-day SOFR at 0.00% Floor + 0.07%),
3.68% , 03/26/27 ................ 185 185,000
(1-day SOFR at 0.00% Floor + 0.05%),
3.67% , 04/19/27 ................ 80 80,000
(1-day SOFR at 0.00% Floor + 0.04%),
3.66% , 05/10/27 ................ 410 410,000
(1-day SOFR at 0.00% Floor + 0.05%),
3.67% , 05/24/27 ................ 240 240,000
(1-day SOFR at 0.00% Floor + 0.06%),
3.67% , 05/24/27 ................ 210 210,000
(1-day SOFR at 0.00% Floor + 0.06%),
3.68% , 07/23/27 ................ 145 145,000
(1-day SOFR at 0.00% Floor + 0.06%),
3.68% , 09/13/27 ................ 155 155,000
(1-day SOFR at 0.00% Floor + 0.11%),
3.73% , 11/19/27 ................ 185 185,000
(1-day SOFR at 0.00% Floor + 0.10%),
3.72% , 11/22/27 ................ 100 100,000
(1-day SOFR at 0.00% Floor + 0.08%),
3.70% , 11/23/27 ................ 55 55,000
(1-day SOFR at 0.00% Floor + 0.09%),
3.71% , 02/09/28 ................ 120 120,000
(1-day SOFR at 0.00% Floor + 0.08%),
3.70% , 02/11/28 ................ 130 130,000
(1-day SOFR at 0.00% Floor + 0.09%),
3.71% , 03/16/28 ................ 200 200,000
(1-day SOFR at 0.00% Floor + 0.09%),
3.71% , 04/10/28 ................ 200 200,000
(1-day SOFR at 0.00% Floor + 0.09%),
3.71% , 05/19/28 ................ 240 240,000
Federal Home Loan Bank Bonds
3.50% , 01/11/27 .................. 1,285 1,283,898
3.85% , 04/09/27 .................. 800 800,000
Federal Home Loan Bank Discount Notes
(b)
3.66% , 07/01/26 .................. 700 700,000
3.66% , 07/08/26 .................. 400 399,723
3.66% , 07/10/26 .................. 810 809,294
3.67% , 07/13/26 .................. 640 639,250
3.67% , 07/17/26 .................. 1,050 1,048,358
3.67% , 07/29/26 .................. 1,300 1,296,331
3.67% , 07/31/26 .................. 800 797,633
3.72% , 08/05/26 .................. 800 797,243
3.73% , 08/21/26 .................. 100 99,499
3.73% , 08/28/26 .................. 100 99,430
3.77% , 09/14/26 .................. 600 595,631
3.87% , 11/27/26 .................. 200 197,028
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Obligations (continued)
3.91% , 12/31/26 .................. USD 670 $ 657,790
Federal Home Loan Bank Variable Rate Notes
(a)
(1-day SOFR at 0.00% Floor + 0.00%),
3.62% , 07/02/26 ................ 325 325,000
(1-day SOFR at 0.00% Floor + 0.03%),
3.65% , 07/02/26 ................ 500 500,000
(1-day SOFR at 0.00% Floor + 0.05%),
3.62% , 07/07/26 ................ 200 200,000
(1-day SOFR at 0.00% Floor + 0.01%),
3.62% , 07/08/26 ................ 400 399,998
(1-day SOFR at 0.00% Floor + 0.01%),
3.62% , 07/10/26 ................ 200 199,999
(1-day SOFR at 0.00% Floor + 0.01%),
3.62% , 07/16/26 ................ 1,500 1,499,986
(1-day SOFR at 0.00% Floor + 0.01%),
3.63% , 07/17/26 ................ 1,500 1,499,988
(1-day SOFR at 0.00% Floor + 0.02%),
3.64% , 07/17/26 ................ 440 440,000
(1-day SOFR at 0.00% Floor + 0.01%),
3.63% , 07/21/26 ................ 640 640,000
(1-day SOFR at 0.00% Floor + 0.01%),
3.63% , 07/22/26 ................ 550 550,000
(1-day SOFR at 0.00% Floor + 0.01%),
3.62% , 07/24/26 ................ 440 440,000
(1-day SOFR at 0.00% Floor + 0.01%),
3.62% , 07/28/26 ................ 200 200,000
(1-day SOFR at 0.00% Floor + 0.01%),
3.63% , 08/04/26 ................ 505 505,000
(1-day SOFR at 0.00% Floor + 0.01%),
3.63% , 08/18/26 ................ 100 99,999
(1-day SOFR at 0.00% Floor + 0.01%),
3.63% , 08/19/26 ................ 220 220,000
(1-day SOFR at 0.00% Floor + 0.02%),
3.63% , 08/20/26 ................ 200 200,002
(1-day SOFR at 0.00% Floor + 0.01%),
3.63% , 08/21/26 ................ 1,540 1,540,000
(1-day SOFR at 0.00% Floor + 0.01%),
3.63% , 08/24/26 ................ 220 220,000
(1-day SOFR at 0.00% Floor + 0.01%),
3.63% , 08/25/26 ................ 500 499,990
(1-day SOFR at 0.00% Floor + 0.01%),
3.62% , 08/26/26 ................ 400 399,990
(1-day SOFR at 0.00% Floor + 0.01%),
3.63% , 08/27/26 ................ 400 399,989
(1-day SOFR at 0.00% Floor + 0.01%),
3.63% , 09/01/26 ................ 500 499,985
(1-day SOFR at 0.00% Floor + 0.02%),
3.63% , 09/03/26 ................ 505 505,000
(1-day SOFR at 0.00% Floor + 0.01%),
3.63% , 09/04/26 ................ 1,700 1,699,934
(1-day SOFR at 0.00% Floor + 0.01%),
3.63% , 09/08/26 ................ 600 600,000
(1-day SOFR at 0.00% Floor + 0.02%),
3.64% , 09/11/26 ................ 700 700,000
(1-day SOFR at 0.00% Floor + 0.02%),
3.63% , 09/23/26 ................ 480 480,000
(1-day SOFR at 0.00% Floor + 0.02%),
3.63% , 10/06/26 ................ 600 600,000
(1-day SOFR at 0.00% Floor + 0.02%),
3.64% , 10/07/26 ................ 985 985,000
(1-day SOFR at 0.00% Floor + 0.02%),
3.64% , 10/13/26 ................ 485 485,000
(1-day SOFR at 0.00% Floor + 0.02%),
3.64% , 10/14/26 ................ 245 245,000

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Government Money Market V.I. Fund
Schedule of Investments
3
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Obligations (continued)
(1-day SOFR at 0.00% Floor + 0.02%),
3.64% , 10/21/26 ................ USD 340 $ 340,000
(1-day SOFR at 0.00% Floor + 0.02%),
3.64% , 10/23/26 ................ 390 390,000
(1-day SOFR at 0.00% Floor + 0.02%),
3.64% , 10/26/26 ................ 725 725,000
(1-day SOFR at 0.00% Floor + 0.03%),
3.65% , 10/29/26 ................ 485 485,000
(1-day SOFR at 0.00% Floor + 0.03%),
3.65% , 11/03/26 ................ 400 400,000
(1-day SOFR at 0.00% Floor + 0.03%),
3.65% , 11/12/26 ................ 700 700,000
(1-day SOFR at 0.00% Floor + 0.03%),
3.65% , 11/18/26 ................ 485 485,000
(1-day SOFR at 0.00% Floor + 0.03%),
3.65% , 11/19/26 ................ 340 340,000
(1-day SOFR at 0.00% Floor + 0.03%),
3.65% , 11/23/26 ................ 850 850,000
(1-day SOFR at 0.00% Floor + 0.03%),
3.65% , 11/30/26 ................ 540 540,000
(1-day SOFR at 0.00% Floor + 0.04%),
3.75% , 12/01/26 ................ 300 300,000
(1-day SOFR at 0.00% Floor + 0.03%),
3.65% , 12/09/26 ................ 475 475,000
(1-day SOFR at 0.00% Floor + 0.03%),
3.65% , 12/11/26 ................ 470 470,000
(1-day SOFR at 0.00% Floor + 0.04%),
3.66% , 12/14/26 ................ 660 660,000
(1-day SOFR at 0.00% Floor + 0.05%),
3.74% , 12/28/26 ................ 700 700,000
(1-day SOFR at 0.00% Floor + 0.03%),
3.65% , 01/04/27 ................ 200 200,000
(1-day SOFR at 0.00% Floor + 0.05%),
3.67% , 01/25/27 ................ 465 465,000
(1-day SOFR at 0.00% Floor + 0.04%),
3.66% , 01/28/27 ................ 485 485,000
(1-day SOFR at 0.00% Floor + 0.06%),
3.67% , 02/24/27 ................ 230 230,000
(1-day SOFR at 0.00% Floor + 0.04%),
3.66% , 02/25/27 ................ 870 870,000
(1-day SOFR at 0.00% Floor + 0.10%),
3.72% , 03/18/27 ................ 515 515,000
(1-day SOFR at 0.00% Floor + 0.07%),
3.68% , 03/25/27 ................ 400 400,000
(1-day SOFR at 0.00% Floor + 0.09%),
3.71% , 05/12/28 ................ 195 195,000
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(a)
(1-day SOFR at 0.00% Floor + 0.14%),
3.76% , 09/23/26 ................ 700 700,000
(1-day SOFR at 0.00% Floor + 0.14%),
3.76% , 10/16/26 ................ 500 500,000
(1-day SOFR at 0.00% Floor + 0.12%),
3.74% , 05/05/27 ................ 300 300,000
Federal National Mortgage Association Variable
Rate Notes
(a)
(1-day SOFR at 0.00% Floor + 0.12%),
3.74% , 07/29/26 ................ 2,240 2,240,000
(1-day SOFR at 0.00% Floor + 0.14%),
3.76% , 08/21/26 ................ 850 850,000
(1-day SOFR at 0.00% Floor + 0.14%),
3.76% , 10/23/26 ................ 775 775,000
(1-day SOFR at 0.00% Floor + 0.14%),
3.76% , 11/20/26 ................ 1,300 1,300,000
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Obligations (continued)
(1-day SOFR at 0.00% Floor + 0.14%),
3.76% , 12/11/26 ................ USD 1,400 $ 1,400,000
(1-day SOFR at 0.00% Floor + 0.08%),
3.70% , 01/07/28 ................ 1,070 1,070,070
(1-day SOFR at 0.00% Floor + 0.09%),
3.71% , 03/06/28 ................ 400 400,000
(1-day SOFR at 0.00% Floor + 0.09%),
3.71% , 04/06/28 ................ 800 800,000
(1-day SOFR at 0.00% Floor + 0.09%),
3.71% , 05/08/28 ................ 570 570,000
Total U.S. Government Sponsored Agency Obligations — 25.4%
(Cost: $ 58,905,006 ) ............................... 58,905,006
U.S. Treasury Obligations
U.S. Treasury Bills
(b)
1.82% , 07/02/26 .................. 155 154,985
3.28% , 07/09/26 .................. 1,500 1,498,822
3.37% , 07/14/26 .................. 660 659,143
3.48% , 07/21/26 .................. 900 898,201
3.58% , 08/06/26 .................. 384 382,607
3.61% , 08/11/26 .................. 3,760 3,744,584
3.63% , 08/13/26 .................. 2,600 2,589,131
3.67% , 08/20/26 .................. 4,820 4,796,136
3.66% , 08/25/26 .................. 5,750 5,718,305
3.68% , 08/27/26 .................. 200 198,852
3.67% , 09/03/26 .................. 7,042 6,996,849
3.70% , 09/08/26 .................. 8,000 7,944,800
3.67% , 09/10/26 .................. 1,400 1,390,239
3.68% , 09/15/26 .................. 900 893,132
3.78% , 10/01/26 .................. 30 29,724
3.75% , 10/06/26 .................. 2,160 2,139,141
3.77% , 10/08/26 .................. 657 650,865
3.84% , 10/20/26 .................. 1,020 1,008,458
3.83% , 11/12/26 .................. 540 532,734
3.90% , 12/17/26 .................. 1,700 1,670,632
3.94% , 12/24/26 .................. 3,353 3,295,953
3.93% , 12/31/26 .................. 1,700 1,666,997
3.80% , 01/21/27 .................. 2,529 2,480,559
3.86% , 02/18/27 .................. 300 293,452
3.89% , 03/18/27 .................. 1,800 1,754,695
U.S. Treasury Notes
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.21%),
3.98% , 10/31/26
(a)
............... 1,220 1,220,000
4.13% , 10/31/26 .................. 91 91,117
4.25% , 11/30/26 .................. 567 568,475
4.25% , 12/31/26 .................. 595 596,994
4.00% , 01/15/27 .................. 200 200,457
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.10%),
3.87% , 01/31/27
(a)
............... 5,485 5,485,000
4.13% , 02/28/27 .................. 1,100 1,103,920
4.25% , 03/15/27 .................. 700 703,489
2.50% , 03/31/27 .................. 200 198,493
3.88% , 03/31/27 .................. 1,000 1,002,299
2.75% , 04/30/27 .................. 160 158,737
3.75% , 04/30/27 .................. 1,700 1,699,903
0.50% , 05/31/27 .................. 300 291,160
2.63% , 05/31/27 .................. 320 316,690
3.88% , 05/31/27 .................. 430 430,372
3.25% , 06/30/27 .................. 400 397,439
3.75% , 06/30/27 .................. 1,231 1,228,439

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Government Money Market V.I. Fund
4
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.16%),
3.93% , 07/31/27
(a)
............... USD 1,971 $ 1,970,748
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.19%),
3.97% , 10/31/27
(a)
............... 1,917 1,917,706
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.10%),
3.87% , 01/31/28
(a)
............... 400 399,994
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.10%),
3.88% , 04/30/28
(a)
............... USD 2,846 $ 2,846,817
Total U.S. Treasury Obligations — 32 .8%
(Cost: $ 76,217,245 ) ............................... 76,217,245
Total Repurchase Agreements — 41 .7%
(Cost: $ 97,000,000 ) ............................... 97,000,000
Total Investments — 99 .9%
(Cost: $ 232,122,251 ) .............................. 232,122,251
Other Assets Less Liabilities — 0.1% .................... 341,671
Net Assets — 100.0% ...............................
$ 232,463,922
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Rates are the current rate or a range of current rates as of period end.

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Government Money Market V.I. Fund
Schedule of Investments
5
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) A t Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
Bank of America
Securities, Inc. ... 3 .65% 06/30/26 07/01/26 $ 15,000 $ 15,000,000 $ 15,001,521
U.S. Government
Sponsored Agency
Obligations, 2.00% to
5.50%, due 12/20/47 to
06/20/56 ......... $ 24,271,396 $ 15,300,001
– –
BNP Paribas SA .... 3 .65 06/30/26 07/01/26 20,000 20,000,000 20,002,028
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.00% to 7.50%, due
11/01/29 to 06/20/56 . 60,138,409 20,448,279
– –
JP Morgan Securities
LLC ........... 3 .64 06/30/26 07/01/26 3,000 3,000,000 3,000,303
U.S. Treasury
Obligations, 1.25% to
4.13%, due 05/31/28 to
07/31/31 ......... 3,016,200 3,060,023
3 .74
(a)
06/30/26 09/29/26 2,500 2,500,000 2,523,635
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.00% to 8.00%, due
12/01/26 to 11/15/66 . 111,492,567 2,552,034
– –
$ 5,500,000 $ 5,612,057
– –
Mizuho Securities USA
LLC ........... 3 .65 06/30/26 07/01/26 18,000 18,000,000 18,001,825
U.S. Treasury
Obligations, 1.25% to
3.50%, due 11/30/26 to
03/15/29 ......... 18,516,600 18,360,015
– –
Societe Generale SA . 3 .64 06/30/26 07/01/26 18,500 18,500,000 18,501,870
U.S. Treasury
Obligation, 4.38%, due
08/15/43 ......... 19,543,600 18,870,042
– –
TD Securities USA LLC 3 .64 06/30/26 07/01/26 20,000 20,000,000 20,002,022
U.S. Treasury
Obligation, 0.50%, due
10/31/27 ......... 21,378,600 20,400,076
– –
$ 97,000,000 $ 98,990,470
– –
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities
Repurchase Agreements ................................... $ — $ 97,000,000 $ — $ 97,000,000
U.S. Government Sponsored Agency Obligations ................... — 58,905,006 — 58,905,006
U.S. Treasury Obligations ................................... — 76,217,245 — 76,217,245
$ — $ 232,122,251 $ — $ 232,122,251

Statement of Assets and Liabilities
(unaudited)
June 30, 2026
2026
BlackRock Semi-Annual Financial Statements and Additional Information
6
BlackRock
Government
Money Market
V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 135,122,251
Cash ............................................................................................................. 2,483,702
Repurchase agreements, at value
(b)
......................................................................................... 97,000,000
Receivables: –
Capital shares sold ................................................................................................... 319,240
Interest — unaffiliated ................................................................................................. 408,918
Prepaid e xpenses ..................................................................................................... 2,441
Total a ssets .........................................................................................................
235,336,552
LIABILITIES
Payables: –
Investments purchased ................................................................................................ 2,666,997
Capital shares redeemed ............................................................................................... 189
Investment advisory fees .............................................................................................. 40,627
Professional fees .................................................................................................... 48,379
Other accrued expenses ............................................................................................... 116,438
Total li abilities ........................................................................................................
2,872,630
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 232,463,922
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 232,392,033
Accumulated earnings .................................................................................................. 71,889
NET ASSETS ........................................................................................................
$ 232,463,922
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 135,122,251
(b)
  Repurchase agreements, at cost .................................................................................. $ 97,000,000
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2026
7
Statement of Assets and Liabilities
See notes to financial statements.
BlackRock
Government
Money Market
V.I. Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 232,463,922
Shares outstanding ...................................................................................................
232,391,569
Net asset value .....................................................................................................
$ 1.00
Shares authorized ...................................................................................................
3.3 billion
Par value ......................................................................................................... $ 0.10

Statement of Operations
(unaudited)
Six Months Ended June 30, 2026
2026
BlackRock Semi-Annual Financial Statements and Additional Information
8
See notes to financial statements.
BlackRock
Government
Money Market
V.I. Fund
INVESTMENT INCOME
Interest — unaffiliated ................................................................................................. $ 3,586,065
Total investment income .................................................................................................
3,586,065
EXPENSES
Investment advisory .................................................................................................. 483,217
Transfer agent — class specific .......................................................................................... 53,587
Professional ....................................................................................................... 39,721
Printing and postage ................................................................................................. 15,173
Accounting services .................................................................................................. 10,845
Custodian ......................................................................................................... 5,703
Directors and Officer ................................................................................................. 4,639
Transfer agent ...................................................................................................... 2,506
Miscellaneous ...................................................................................................... 1,924
Total expenses .......................................................................................................
617,315
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (273,143)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (53,587)
Total expenses after fees waived and/or reimbursed ..............................................................................
290,585
Net investment income ..................................................................................................
3,295,480
REALIZED GAIN (LOSS) $ 1,773
Net realized gain from investments ........................................................................................ 1,773
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 3,297,253

Statements of Changes in Net Assets
9
Statements of Changes in Net Assets
See notes to financial statements.
BlackRock Government Money Market
V.I. Fund
Six Months Ended
06/30/26 (unaudited)
Year Ended
12/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 3,295,480  $ 7,916,754
Net realized gain .................................................................................. 1,773  11,822
Net increase in net assets resulting from operations ............................................................. 3,297,253  7,928,576
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ................................................... (3,295,480) (7,916,754)
CAPITAL TRANSACTIONS
Net proceeds from sale of shares ......................................................................... 67,535,109  58,183,172
Reinvestment of distributions ............................................................................ 3,277,072  7,910,519
Costs of shares redeemed .............................................................................. (28,376,162) (76,820,158)
Net increase (decrease) in net assets derived from capital transactions ................................................ 42,436,019  (10,726,467)
NET ASSETS
Total increase (decrease) in net assets ..................................................................... 42,437,792  (10,714,645)
Beginning of period .................................................................................. 190,026,130  200,740,775
End of period ......................................................................................
$ 232,463,922  $ 190,026,130
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
10
BlackRock Government Money Market V.I. Fund
Class I
Six Months
Ended
06/30/26
(unaudited)
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of period ............ $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................
0 .0169  0 .0399  0 .0491  0 .0476  0 .0146  0 .0000
(a)
Net realized gain (loss) .....................
( 0 .0000 )
(b) (c)
0 .0000
(a)
0 .0000
(a)
0 .0000
(a)
( 0 .0008 )
(c)
0 .0001
Net increase from investment operations ........... 0.0169  0.0399  0.0491  0.0476  0.0138  0.0001
Distributions
(d)
– – – – – –
From net investment income ................. ( 0 .0169 ) ( 0 .0397 ) ( 0 .0491 ) ( 0 .0476 ) ( 0 .0138 ) ( 0 .0001 )
From net realized gain ...................... —  ( 0 .0002 ) ( 0 .0000 )
(b)
( 0 .0000 )
(b)
( 0 .0000 )
(b)
( 0 .0000 )
(b)
Total distributions ........................... (0.0169) (0.0399) (0.0491) (0.0476) (0.0138) (0.0001)
Net asset value, end of period ................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value ..................... 1.69%
(f)
4.06% 5.02% 4.85% 1.41% 0.01%
Ratios to Average Net Assets
Total expen ses ............................
0.64%
(g)
0.64% 0.61% 0.56% 0.55% 0.56%
Total expenses after fees waived and/or reimbursed ...
0.30%
(g)
0.30% 0.30% 0.30% 0.26% 0.08%
Net investment income ......................
3.41%
(g)
3.99% 4.91% 4.76% 1.46% 0.00%
(h)
Supplemental Data
Net assets, end of period (000) ................. $ 232,464  $ 190,026  $ 200,741  $ 271,085  $ 428,933  $ 349,408
(a)
Amount is less than $0.00005 per share.
(b)
Amount is greater than $(0.00005) per share.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
(h)
Amount is less than 0.005%.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
11
Notes to Financial Statements
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Government
Money Market V.I. Fund (the “Fund”). The Fund is classified as diversified.
The Fund operates as a “government money market fund” under Rule 2a-7 under the 1940 Act. The Fund is not subject to discretionary liquidity fees.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash: The Fund may maintain cash at its custodian, which at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are distributed at least annually and are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP .
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund are charged to the Fund. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund’s investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. The Fund seeks to maintain its net asset value (“NAV”) per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
12
4. SECURITIES AND OTHER INVESTMENTS
Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Repurchase agreements may be traded bilaterally, in a tri-party arrangement or may be centrally cleared through a sponsoring agent. Subject to the custodial undertaking associated with a tri-party repurchase arrangement and for centrally cleared repurchase agreements, a third-party custodian maintains accounts to hold collateral for a fund and its counterparties. Typically, a fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or the fund, respectively.
In the event the counterparty defaults and the fair value of the collateral declines, a fund could experience losses, delays and costs in liquidating the collateral.
Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits the fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the fund receives collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the fund would recognize a liability with respect to such excess collateral. The liability reflects the fund’s obligation under bankruptcy law to return the excess to the counterparty.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific in the Statement of Operations . For the six months ended June 30, 2026 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the six months ended June 30, 2026, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager has voluntarily agreed to waive a portion of its investment advisory fees and/or reimburse operating expenses to enable the Fund to maintain minimum levels of daily net investment income if applicable. These amounts, if any, are reported in the Statement of Operations as fees waived and/or reimbursed by the Manager. The Manager may discontinue the waiver and/or reimbursement at any time. For the six months  ended June 30, 2026 , there were no fees waived and/or reimbursed by the Manager under this agreement.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit net total annual operating expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses (“expense limitation”), to 0.30% of average daily net assets.
The Manager has agreed not to reduce or discontinue the contractual expense limitation through June 30, 2027, unless approved by the Board of Directors of the Company, including a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2026, the Manager waived and/or reimbursed investment advisory fees of $273,143, which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.500%
$1 billion - $2 billion ..................................................................................................... 0.450
$2 billion - $3 billion ..................................................................................................... 0.400
$3 billion - $4 billion ..................................................................................................... 0.375
$4 billion - $7 billion ..................................................................................................... 0.350
$7 billion - $10 billion .................................................................................................... 0.325
$10 billion - $15 billion ................................................................................................... 0.300
Greater than $15 billion ................................................................................................... 0.290
Class I
Transfer agent fees - class specific ............................................................................................. $ 53,587

Notes to Financial Statements
(unaudited) (continued)
13
Notes to Financial Statements
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees reimbursed by the Manager — class specific in the Statement of
Operations. For the six months ended June 30, 2026, class specific expense waivers and/or reimbursements were as follows:
Directors and Officers:  Certain directors and/or officers of the  Company  are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors  and Officer in the Statement of Operations.
6. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
As of June 30, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
7.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates.
Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 53,587
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Government Money Market V.I. Fund ............................ $ 232,122,251 $ – $ – $ –

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
14
could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
8. CAPITAL SHARE TRANSACTIONS
The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of all distributions and cost of shares redeemed, respectively, since shares are sold, reinvested and redeemed at $1.00 per share.
9. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
06/30/26
Year Ended
12/31/25
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Government Money Market V.I. Fund
Class I
Shares sold .............................................
67,535,109 $ 67,535,109 58,183,172 $ 58,183,172
Shares issued in reinvestment of distributions ........................
3,277,072 3,277,072 7,910,519 7,910,519
Shares redeemed .........................................
(28,376,162) (28,376,162) (76,820,158) (76,820,158)
42,436,019 $ 42,436,019 (10,726,467) $ (10,726,467)

Glossary of Terms Used in these Financial Statements
15
Glossary of Terms Used in these Financial Statements
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
SOFR Secured Overnight Financing Rate

June 30, 2026
Not FDIC Insured - May Lose Value - No Bank Guarantee
2026 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock International Index V.I. Fund

Derivative Financial Instruments
2026
BlackRock Semi-Annual Financial Statements and Additional Information
2
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Schedule of Investments
(unaudited)
June 30, 2026
BlackRock International Index V.I. Fund
Schedule of Investments
3
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Australia — 7.2%
ANZ Group Holdings Ltd. ........ 48,055 $ 1,172,754
APA Group
(a)
................. 19,661 137,755
Aristocrat Leisure Ltd. ........... 8,791 372,540
ASX Ltd. ................... 3,374 124,511
BHP Group Ltd. ............... 80,533 3,356,048
Brambles Ltd. ................ 22,091 298,275
CAR Group Ltd. ............... 5,423 96,806
Cochlear Ltd. ................ 976 81,980
Coles Group Ltd. .............. 20,985 353,460
Commonwealth Bank of Australia ... 26,599 3,031,336
Computershare Ltd. ............ 8,899 235,672
CSL Ltd. .................... 7,625 608,359
Evolution Mining Ltd. ........... 32,587 269,454
Fortescue Ltd. ................ 25,326 337,096
Glencore plc ................. 152,004 1,036,428
Goodman Group .............. 31,706 684,096
Insurance Australia Group Ltd. ..... 37,419 209,283
Lottery Corp. Ltd. (The) .......... 35,220 140,011
Lynas Rare Earths Ltd.
(b)
......... 14,050 176,297
Macquarie Group Ltd. ........... 5,774 1,003,776
Medibank Pvt Ltd. ............. 44,738 153,709
National Australia Bank Ltd. ....... 48,846 1,282,637
Northern Star Resources Ltd. ...... 21,455 284,057
Origin Energy Ltd. ............. 26,795 203,671
PLS Group Ltd.
(b)
.............. 49,028 171,806
Pro Medicus Ltd. .............. 912 128,933
Qantas Airways Ltd. ............ 11,899 87,425
QBE Insurance Group Ltd. ....... 23,491 408,629
REA Group Ltd. ............... 817 78,705
Rio Tinto Ltd. ................ 5,718 687,989
Rio Tinto plc ................. 17,174 1,624,743
Santos Ltd. .................. 50,836 252,192
Scentre Group ................ 83,253 221,919
SGH Ltd. ................... 3,476 112,278
Sigma Healthcare Ltd. .......... 81,749 155,656
Sonic Healthcare Ltd. ........... 7,491 107,801
South32 Ltd. ................. 71,987 195,474
Stockland
(a)
.................. 38,353 108,155
Suncorp Group Ltd. ............ 18,023 240,447
Telstra Group Ltd. ............. 65,223 228,729
Transurban Group
(a)
............ 49,528 492,454
Vicinity Ltd. .................. 61,671 109,887
Washington H Soul Pattinson & Co. Ltd. 5,170 165,258
Wesfarmers Ltd. .............. 18,077 1,131,318
Westpac Banking Corp. ......... 54,414 1,325,833
WiseTech Global Ltd. ........... 3,006 68,963
Woodside Energy Group Ltd. ...... 30,694 593,592
Woolworths Group Ltd. .......... 19,114 528,118
24,876,315
Austria — 0.4%
BAWAG Group AG
(c) (d)
........... 1,198 240,180
Erste Group Bank AG ........... 4,941 661,293
OMV AG ................... 2,369 148,872
Raiffeisen Bank International AG ... 2,097 134,055
Verbund AG ................. 1,058 67,049
1,251,449
Belgium — 0.9%
Ageas SA ................... 2,409 192,746
Anheuser-Busch InBev SA/NV ..... 14,325 1,183,672
D'ieteren Group ............... 327 63,834
Elia Group SA/NV , Class B ....... 709 112,900
Financiere de Tubize SA ......... 357 94,315
Security
Shares
Shares Value
Belgium (continued)
Groupe Bruxelles Lambert NV ..... 477 $ 42,799
Groupe Bruxelles Lambert NV ..... 636 57,990
KBC Group NV ............... 3,670 501,255
Lotus Bakeries NV ............. 6 79,580
Sofina SA
(e)
.................. 249 63,418
Syensqo SA ................. 1,037 76,672
UCB SA .................... 1,898 568,207
3,037,388
Brazil — 0.0%
Yara International ASA .......... 2,452 107,834
Chile — 0.1%
Antofagasta plc ............... 5,501 279,193
China — 0.4%
BOC Hong Kong Holdings Ltd. ..... 62,500 339,159
Prosus NV , Class N ............ 20,628 896,361
SITC International Holdings Co. Ltd. . 21,000 84,242
Wilmar International Ltd. ......... 27,600 77,028
Yangzijiang Shipbuilding Holdings Ltd. 43,000 114,071
1,510,861
Czech Republic — 0.0%
CSG NV , Class A
(b)
............. 2,331 34,022
Denmark — 1.6%
Carlsberg A/S , Class B .......... 1,544 202,047
Coloplast A/S , Class B .......... 1,913 108,954
Danske Bank A/S .............. 9,904 530,880
Demant A/S
(b)
................ 1,323 54,341
DSV A/S .................... 3,092 735,752
Genmab A/S
(b)
................ 948 259,896
Novo Nordisk A/S , Class B ....... 51,190 2,458,500
Novonesis (Novozymes) , Class B ... 5,535 349,362
Orsted A/S
(b) (c) (d)
............... 7,278 163,607
Pandora A/S ................. 1,207 138,668
ROCKWOOL A/S , Class B ....... 1,323 42,434
Tryg A/S .................... 5,051 114,976
Vestas Wind Systems A/S ........ 15,221 430,958
5,590,375
Finland — 1.2%
Elisa OYJ ................... 2,270 95,265
Fortum OYJ ................. 7,421 171,681
Kesko OYJ , Class B ............ 4,029 90,078
Kone OYJ , Class B ............ 5,311 302,116
Metso OYJ .................. 10,290 178,933
Neste OYJ .................. 6,686 218,298
Nokia OYJ .................. 80,272 1,070,526
Nordea Bank Abp ............. 48,690 923,986
Orion OYJ , Class B ............ 1,731 142,197
Sampo OYJ , Class A ........... 38,924 408,778
Stora Enso OYJ , Class R ........ 8,474 90,399
UPM-Kymmene OYJ ........... 8,282 219,534
Wartsila OYJ Abp .............. 7,699 294,042
4,205,833
France — 9.4%
Abivax SA
(b)
................. 835 110,128
Accor SA ................... 2,784 161,486
Aeroports de Paris SA .......... 494 64,415
Air Liquide SA ................ 9,980 1,976,309
Airbus SE ................... 9,396 2,090,533
Alstom SA
(b) (e)
................ 5,749 100,438
Amundi SA
(c) (d)
................ 978 93,882
AXA SA .................... 25,495 1,277,540
Ayvens SA
(c) (d)
................ 5,869 77,308

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock International Index V.I. Fund
4
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
France (continued)
BioMerieux .................. 664 $ 52,125
BNP Paribas SA .............. 15,720 1,835,988
Bollore SE
(e)
................. 9,369 43,439
Bouygues SA ................ 3,303 184,452
Bureau Veritas SA ............. 5,160 158,044
Capgemini SE ................ 2,358 236,726
Carrefour SA ................. 9,085 168,663
Cie de Saint-Gobain SA ......... 6,900 625,708
Cie Generale des Etablissements
Michelin SCA .............. 9,752 376,723
Covivio SA .................. 816 49,966
Credit Agricole SA ............. 15,261 306,946
Danone SA .................. 9,904 809,536
Dassault Aviation SA ........... 301 98,874
Dassault Systemes SE .......... 11,170 227,837
Eiffage SA .................. 1,041 153,553
Engie SA ................... 28,059 883,144
EssilorLuxottica SA ............ 4,772 896,046
Gecina SA .................. 793 66,630
Getlink SE .................. 4,327 91,977
Hermes International SCA ........ 411 751,594
Ipsen SA ................... 598 115,246
Kering SA ................... 1,165 329,540
Klepierre SA ................. 3,182 132,987
Legrand SA ................. 4,007 678,963
L'Oreal SA .................. 3,806 1,668,386
LVMH Moet Hennessy Louis Vuitton SE 3,953 2,186,248
Orange SA .................. 29,000 546,905
Pernod Ricard SA ............. 3,190 231,874
Publicis Groupe SA ............ 3,563 352,106
Renault SA .................. 2,842 81,643
Rexel SA ................... 3,218 140,982
Safran SA ................... 5,485 2,161,535
Sanofi SA ................... 17,206 1,471,176
Sartorius Stedim Biotech ......... 470 97,456
Schneider Electric SE ........... 8,709 2,849,809
Societe Generale SA ........... 10,125 896,165
Sodexo SA
(e)
................. 1,465 84,737
Thales SA ................... 1,458 374,708
TotalEnergies SE .............. 31,267 2,417,737
Unibail-Rodamco-Westfield
(a)
...... 1,826 213,691
Veolia Environnement SA ........ 9,708 404,545
Vinci SA .................... 7,517 1,097,844
32,504,293
Germany — 8.4%
adidas AG .................. 2,612 536,060
Allianz SE (Registered) .......... 6,031 2,854,762
BASF SE ................... 14,227 760,477
Bayer AG (Registered) .......... 15,629 864,412
Bayerische Motoren Werke AG .... 4,337 284,718
Beiersdorf AG
(e)
............... 1,523 131,166
Brenntag SE ................. 1,872 113,831
Commerzbank AG ............. 10,219 435,275
Continental AG ............... 1,777 147,038
CTS Eventim AG & Co. KGaA ..... 904 52,802
Daimler Truck Holding AG ........ 7,308 352,458
Deutsche Bank AG (Registered) .... 29,018 982,753
Deutsche Boerse AG ........... 2,894 789,338
Deutsche Lufthansa AG (Registered) 9,499 108,848
Deutsche Post AG ............. 14,435 877,597
Deutsche Telekom AG (Registered) . 54,418 1,483,669
E.ON SE ................... 35,424 728,455
Evonik Industries AG ........... 4,174 75,739
Fresenius Medical Care AG ....... 2,929 132,598
Fresenius SE & Co. KGaA ........ 6,657 304,135
Security
Shares
Shares Value
Germany (continued)
GEA Group AG ............... 2,435 $ 167,202
Hannover Rueck SE ............ 922 255,335
Heidelberg Materials AG ......... 2,106 401,762
Henkel AG & Co. KGaA ......... 1,415 111,981
Hensoldt AG ................. 878 68,198
Hochtief AG ................. 226 131,000
Infineon Technologies AG ........ 20,757 1,955,350
Knorr-Bremse AG ............. 1,051 122,294
Mercedes-Benz Group AG ........ 11,387 572,751
Merck KGaA ................. 2,067 346,522
MTU Aero Engines AG .......... 882 367,532
Muenchener Rueckversicherungs-
Gesellschaft AG (Registered) .... 2,093 1,168,858
Nemetschek SE ............... 833 50,714
Rational AG ................. 83 60,805
Rheinmetall AG ............... 743 845,372
RWE AG ................... 10,219 660,863
SAP SE .................... 16,632 2,563,793
Scout24 SE
(c) (d)
............... 1,219 100,878
Siemens AG (Registered) ........ 11,819 3,799,895
Siemens Energy AG ............ 12,269 2,338,981
Siemens Healthineers AG
(c) (d)
...... 5,364 209,210
Symrise AG , Class A ........... 2,070 207,641
Talanx AG ................... 1,037 131,165
Vonovia SE .................. 11,160 275,311
Zalando SE
(b) (c) (d)
.............. 3,725 107,936
29,037,480
Guatemala — 0.0%
Millicom International Cellular SA ... 1,438 130,513
Hong Kong — 1.5%
AIA Group Ltd. ............... 167,754 1,535,827
CK Asset Holdings Ltd. .......... 31,159 176,031
CK Infrastructure Holdings Ltd. ..... 11,000 83,866
CLP Holdings Ltd. ............. 26,283 245,662
Futu Holdings Ltd. , ADR ......... 857 80,335
Henderson Land Development Co. Ltd. 22,836 72,430
HKT Trust & HKT Ltd.
(a)
.......... 60,100 89,414
Hong Kong & China Gas Co. Ltd. ... 191,220 158,804
Hong Kong Exchanges & Clearing Ltd. 15,907 740,105
Hongkong Land Holdings Ltd. ..... 15,900 113,273
Link REIT ................... 40,640 189,640
MTR Corp. Ltd.
(e)
.............. 24,000 93,601
Power Assets Holdings Ltd. ....... 23,000 167,596
Prudential plc ................ 39,570 525,570
Sino Land Co. Ltd. ............. 57,311 75,275
Sun Hung Kai Properties Ltd.
(e)
..... 21,500 309,457
Swire Pacific Ltd. , Class A ........ 5,000 52,227
Techtronic Industries Co. Ltd. ...... 22,000 366,114
WH Group Ltd.
(c) (d)
............. 130,000 137,841
Wharf Real Estate Investment Co. Ltd. 26,953 73,608
5,286,676
Indonesia — 0.1%
Jardine Matheson Holdings Ltd. .... 2,600 160,336
Ireland — 0.4%
AerCap Holdings NV ........... 2,591 377,716
AIB Group plc ................ 31,810 373,847
Bank of Ireland Group plc ........ 14,441 287,707
Kerry Group plc , Class A ......... 2,431 222,997
Kingspan Group plc ............ 2,295 209,879
1,472,146

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock International Index V.I. Fund
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Israel — 1.1%
Azrieli Group Ltd. .............. 734 $ 99,514
Bank Hapoalim BM ............ 18,322 422,606
Bank Leumi Le-Israel BM ........ 22,744 508,979
Check Point Software Technologies
Ltd.
(b)
.................... 1,243 163,367
Elbit Systems Ltd. ............. 449 341,408
Enlight Renewable Energy Ltd.
(b)
... 2,232 197,103
Harel Insurance Investments &
Financial Services Ltd. ........ 1,911 100,670
ICL Group Ltd. ................ 12,423 62,313
Israel Discount Bank Ltd. , Class A .. 19,257 190,670
Mizrahi Tefahot Bank Ltd. ........ 2,644 175,117
Nova Ltd.
(b)
.................. 499 265,385
OPC Energy Ltd.
(b)
............. 2,799 86,693
Phoenix Financial Ltd. .......... 3,787 209,379
Teva Pharmaceutical Industries Ltd. ,
ADR
(b)
................... 18,945 641,857
Tower Semiconductor Ltd.
(b)
....... 1,786 462,426
3,927,487
Italy — 3.3%
Banca Mediolanum SpA ......... 3,756 93,604
Banca Monte dei Paschi di Siena SpA 30,278 376,277
Banco BPM SpA .............. 18,570 321,119
BPER Banca SpA ............. 25,179 395,590
Coca-Cola HBC AG ............ 3,219 209,833
Davide Campari-Milano NV ....... 9,918 61,784
Enel SpA ................... 121,778 1,396,841
Eni SpA .................... 28,801 675,720
Ferrari NV .................. 1,939 720,717
FinecoBank Banca Fineco SpA .... 9,810 246,663
Generali .................... 13,010 634,275
Intesa Sanpaolo SpA ........... 221,284 1,520,949
Italgas SpA .................. 9,625 111,460
Leonardo SpA ................ 6,149 330,142
Moncler SpA ................. 3,623 210,849
Poste Italiane SpA
(d)
............ 6,955 227,661
Prysmian SpA ................ 4,460 750,811
Recordati Industria Chimica e
Farmaceutica SpA ........... 1,589 93,146
Ryanair Holdings plc ........... 7,593 237,348
Snam SpA .................. 32,648 235,690
Telecom Italia SpA
(b)
............ 27,638 251,650
Terna - Rete Elettrica Nazionale .... 21,726 253,696
UniCredit SpA ................ 21,442 1,921,606
Unipol Assicurazioni SpA ......... 5,827 162,867
11,440,298
Ivory Coast — 0.1%
Endeavour Mining plc ........... 3,222 157,817
Japan — 23.4%
Advantest Corp. ............... 11,600 2,386,450
Aeon Co. Ltd. ................ 35,700 295,244
AGC, Inc. ................... 3,000 129,628
Aisin Corp. .................. 6,700 90,964
Ajinomoto Co., Inc. ............. 13,500 492,199
ANA Holdings, Inc. ............. 1,800 32,953
Asahi Group Holdings Ltd. ........ 21,300 202,492
Asahi Kasei Corp. ............. 20,600 229,115
Asics Corp. .................. 10,900 296,466
Astellas Pharma, Inc. ........... 27,900 373,209
Bandai Namco Holdings, Inc. ...... 7,900 183,131
Bridgestone Corp.
(e)
............ 16,900 356,347
Canon, Inc.
(e)
................. 12,900 330,374
Capcom Co. Ltd. .............. 4,400 80,940
Security
Shares
Shares Value
Japan (continued)
Central Japan Railway Co. ....... 11,700 $ 249,737
Chiba Bank Ltd. (The) ........... 7,900 121,020
Chubu Electric Power Co., Inc. ..... 10,300 194,612
Chugai Pharmaceutical Co. Ltd. .... 10,700 494,267
Dai Nippon Printing Co. Ltd. ...... 5,200 95,412
Daifuku Co. Ltd. ............... 4,900 217,070
Daiichi Life Group, Inc. .......... 55,100 601,623
Daiichi Sankyo Co. Ltd. .......... 26,539 426,754
Daikin Industries Ltd. ........... 4,200 640,663
Daito Trust Construction Co. Ltd. ... 5,200 99,337
Daiwa House Industry Co. Ltd. ..... 8,700 235,741
Daiwa Securities Group, Inc. ...... 20,400 202,322
Denso Corp. ................. 26,300 302,818
Disco Corp. .................. 1,400 728,327
East Japan Railway Co. ......... 15,100 315,560
Ebara Corp. ................. 7,000 274,138
Eisai Co. Ltd. ................ 3,900 98,312
ENEOS Holdings, Inc. .......... 40,150 297,205
FANUC Corp. ................ 14,700 676,878
Fast Retailing Co. Ltd. .......... 3,000 1,537,033
Fuji Electric Co. Ltd. ............ 2,300 194,821
FUJIFILM Holdings Corp. ........ 17,600 376,525
Fujikura Ltd. ................. 23,700 939,512
Fujitsu Ltd. .................. 26,800 532,516
Furukawa Electric Co. Ltd. ........ 11,000 330,849
Hankyu Hanshin Holdings, Inc. ..... 3,700 97,352
Hikari Tsushin, Inc. ............. 300 65,921
Hitachi Ltd. .................. 70,000 1,937,327
Honda Motor Co. Ltd. ........... 56,900 512,542
Hoya Corp. .................. 5,400 871,027
Hulic Co. Ltd. ................ 5,500 57,591
Ibiden Co. Ltd. ................ 3,700 558,631
Idemitsu Kosan Co. Ltd. ......... 12,325 91,049
IHI Corp. ................... 15,500 261,690
Inpex Corp.
(e)
................ 14,400 290,567
Isuzu Motors Ltd. .............. 8,600 114,519
ITOCHU Corp. ............... 87,400 997,465
Japan Exchange Group, Inc. ...... 15,400 194,901
Japan Post Bank Co. Ltd. ........ 28,500 542,422
Japan Post Holdings Co. Ltd. ...... 26,800 360,223
Japan Post Insurance Co. Ltd. ..... 9,000 85,072
Japan Tobacco, Inc. ............ 17,400 642,051
JFE Holdings, Inc.
(e)
............ 8,300 80,132
JX Advanced Metals Corp. ....... 8,800 242,874
Kajima Corp. ................. 6,300 229,654
Kansai Electric Power Co., Inc. (The) 15,200 214,804
Kao Corp.
(e)
.................. 15,000 297,280
Kawasaki Heavy Industries Ltd. .... 11,800 213,545
Kawasaki Kisen Kaisha Ltd.
(e)
..... 5,800 88,900
KDDI Corp. .................. 46,000 772,695
Keyence Corp. ............... 2,956 1,494,221
Kikkoman Corp.
(e)
.............. 12,100 124,126
Kioxia Holdings Corp.
(b)
.......... 5,000 2,906,150
Kirin Holdings Co. Ltd.
(e)
......... 11,800 203,505
Komatsu Ltd. ................ 14,000 546,665
Konami Group Corp. ........... 1,600 175,275
Kubota Corp. ................ 16,100 269,393
Kyocera Corp. ................ 18,500 410,294
Kyowa Kirin Co. Ltd. ............ 3,900 62,072
Lasertec Corp. ............... 1,200 381,166
LY Corp. .................... 41,200 109,656
Makita Corp. ................. 3,700 133,057
Marubeni Corp. ............... 22,700 661,786
MinebeaMitsumi, Inc. ........... 5,200 154,247
Mitsubishi Chemical Group Corp. ... 20,300 142,444

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock International Index V.I. Fund
6
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Japan (continued)
Mitsubishi Corp. ............... 48,100 $ 1,286,780
Mitsubishi Electric Corp. ......... 29,900 1,096,568
Mitsubishi Estate Co. Ltd. ........ 16,700 425,870
Mitsubishi HC Capital, Inc. ........ 12,400 100,726
Mitsubishi Heavy Industries Ltd. .... 51,200 1,163,402
Mitsubishi UFJ Financial Group, Inc. . 169,960 3,386,102
Mitsui & Co. Ltd. .............. 37,800 1,055,489
Mitsui Fudosan Co. Ltd. ......... 39,100 362,395
Mitsui Kinzoku Co. Ltd. .......... 900 240,831
Mitsui OSK Lines Ltd.
(e)
.......... 5,700 182,596
Mizuho Financial Group, Inc. ...... 37,670 1,809,245
MS&AD Insurance Group Holdings, Inc. 18,800 487,295
Murata Manufacturing Co. Ltd. ..... 25,700 1,844,870
NEC Corp. .................. 20,000 482,846
Nexon Co. Ltd.
(e)
.............. 4,700 62,463
Nidec Corp.
(b)
................ 13,200 216,965
Nintendo Co. Ltd. .............. 17,300 727,292
Nippon Building Fund, Inc.
(e)
...... 108 83,773
Nippon Paint Holdings Co. Ltd.
(e)
... 16,900 110,232
Nippon Sanso Holdings Corp. ..... 3,200 118,701
Nippon Steel Corp. ............. 77,800 257,762
Nippon Yusen KK .............. 5,800 187,597
Nissan Motor Co. Ltd.
(b) (e)
........ 39,900 73,873
Nitori Holdings Co. Ltd. .......... 6,000 88,910
Nitto Denko Corp. ............. 11,200 220,346
Nomura Holdings, Inc. .......... 47,700 418,803
Nomura Research Institute Ltd. .... 6,010 168,605
NTT, Inc. ................... 475,400 422,882
Obayashi Corp. ............... 9,500 191,981
Obic Co. Ltd. ................. 5,100 119,773
Olympus Corp. ............... 16,600 173,822
Oriental Land Co. Ltd. .......... 17,200 261,921
ORIX Corp. .................. 17,700 674,220
Osaka Gas Co. Ltd. ............ 5,400 181,945
Otsuka Corp. ................ 3,400 58,209
Otsuka Holdings Co. Ltd. ........ 6,600 439,291
Pan Pacific International Holdings Corp. 31,800 161,180
Panasonic Holdings Corp. ........ 37,300 1,049,375
Rakuten Group, Inc.
(b)
........... 22,400 104,556
Recruit Holdings Co. Ltd. ........ 21,100 1,468,116
Renesas Electronics Corp. ....... 27,600 851,980
Resona Holdings, Inc. .......... 32,700 426,344
Resonac Holdings Corp. ......... 2,900 322,591
Ryohin Keikaku Co. Ltd. ......... 8,400 183,608
Sanrio Co. Ltd. ............... 16,700 112,980
SBI Holdings, Inc. ............. 8,390 137,586
SCREEN Holdings Co. Ltd. ....... 2,400 269,224
Secom Co. Ltd. ............... 6,300 250,275
Seibu Holdings, Inc. ............ 3,500 68,564
Sekisui House Ltd. ............. 9,000 187,107
Seven & i Holdings Co. Ltd. ....... 29,620 355,214
Shimano, Inc. ................ 1,200 127,992
Shimizu Corp. ................ 7,000 110,852
Shin-Etsu Chemical Co. Ltd. ...... 26,000 1,133,327
Shionogi & Co. Ltd. ............ 11,900 203,330
Shiseido Co. Ltd.
(e)
............. 6,300 101,688
SMC Corp. .................. 900 402,378
SoftBank Corp. ............... 452,800 578,194
SoftBank Group Corp. .......... 58,800 2,181,086
Sompo Holdings, Inc. ........... 12,900 490,075
Sony Group Corp. ............. 92,600 1,863,488
Subaru Corp. ................ 8,700 127,284
Sumitomo Corp. .............. 64,000 615,147
Sumitomo Electric Industries Ltd. ... 45,200 838,782
Sumitomo Metal Mining Co. Ltd. .... 3,900 180,885
Security
Shares
Shares Value
Japan (continued)
Sumitomo Mitsui Financial Group, Inc. 57,200 $ 2,242,186
Sumitomo Mitsui Trust Group, Inc. .. 10,100 377,134
Sumitomo Realty & Development Co.
Ltd. ..................... 9,000 208,955
Suntory Beverage & Food Ltd.
(e)
.... 2,300 64,092
Suzuki Motor Corp. ............ 25,000 302,393
T&D Holdings, Inc. ............. 6,900 205,812
Taisei Corp. ................. 2,200 194,749
Takeda Pharmaceutical Co. Ltd. .... 25,071 799,129
TDK Corp. .................. 29,900 670,787
Terumo Corp. ................ 21,400 292,271
Toho Co. Ltd. ................ 8,000 63,987
Tokio Marine Holdings, Inc. ....... 28,400 1,248,714
Tokyo Electron Ltd. ............ 7,100 3,442,465
Tokyo Gas Co. Ltd. ............ 4,700 177,969
TOPPAN Holdings, Inc. .......... 3,700 117,319
Toray Industries, Inc. ........... 18,000 126,083
Toyota Motor Corp. ............ 150,100 2,514,551
Toyota Tsusho Corp. ............ 10,200 379,666
Unicharm Corp. ............... 14,800 85,765
West Japan Railway Co.
(e)
........ 6,600 110,542
Yamaha Motor Co. Ltd.
(e)
......... 14,700 111,620
Yokogawa Electric Corp. ......... 3,500 123,001
Yokohama Financial Group, Inc. .... 15,800 170,158
Zensho Holdings Co. Ltd. ........ 1,500 74,678
81,448,470
Luxembourg — 0.2%
ArcelorMittal SA ............... 6,777 408,606
CVC Capital Partners plc
(c) (d) (e)
..... 3,913 56,925
Eurofins Scientific SE ........... 1,885 147,510
613,041
Macau — 0.1%
Galaxy Entertainment Group Ltd. ... 32,000 120,465
Sands China Ltd. .............. 41,600 69,410
189,875
Mexico — 0.0%
Fresnillo plc ................. 2,913 106,083
Netherlands — 6.0%
ABN AMRO Bank NV , CVA
(d)
...... 9,711 413,027
Adyen NV
(b) (c) (d)
............... 419 393,071
Akzo Nobel NV ............... 2,360 160,494
Argenx SE
(b)
................. 992 919,449
ASM International NV ........... 740 850,986
ASML Holding NV ............. 6,168 12,213,725
ASR Nederland NV ............ 2,446 184,724
BE Semiconductor Industries NV ... 1,118 369,222
Euronext NV
(c) (d)
............... 1,165 186,343
EXOR NV ................... 1,454 111,394
Heineken Holding NV ........... 2,070 157,631
Heineken NV ................ 4,555 382,450
ING Groep NV ................ 46,460 1,465,967
Koninklijke Ahold Delhaize NV ..... 13,802 555,425
Koninklijke KPN NV ............ 61,986 306,135
Koninklijke Philips NV ........... 12,148 330,361
Magnum Ice Cream Co. NV (The)
(b)
. 7,900 137,528
Nebius Group NV , Class A
(b)
...... 3,180 878,221
NN Group NV ................ 4,014 351,903
Universal Music Group NV ....... 15,906 333,224
Wolters Kluwer NV ............. 3,629 234,650
20,935,930

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock International Index V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
New Zealand — 0.2%
Auckland International Airport Ltd. .. 27,042 $ 128,368
Contact Energy Ltd. ............ 15,268 80,854
Fisher & Paykel Healthcare Corp. Ltd. 9,746 216,502
Infratil Ltd. .................. 13,682 120,022
Meridian Energy Ltd. ........... 21,015 69,517
Xero Ltd.
(b)
.................. 2,508 126,083
741,346
Nigeria — 0.0%
Airtel Africa plc
(c) (d)
............. 12,484 54,271
Norway — 0.5%
Aker BP ASA ................. 4,911 149,833
DNB Bank ASA ............... 12,932 385,015
Equinor ASA ................. 11,135 351,124
Gjensidige Forsikring ASA ........ 3,147 85,185
Kongsberg Gruppen ASA ........ 6,582 198,354
Mowi ASA ................... 7,248 133,893
Norsk Hydro ASA .............. 19,951 180,532
Orkla ASA ................... 12,210 128,372
Salmar ASA ................. 1,063 49,750
Telenor ASA ................. 10,011 143,412
Var Energi ASA ............... 13,920 57,676
1,863,146
Poland — 0.0%
InPost SA
(b)
.................. 4,475 78,863
Portugal — 0.2%
Banco Comercial Portugues SA , Class
R ...................... 130,080 153,910
EDP SA .................... 49,215 257,095
Galp Energia SGPS SA , Class B ... 6,809 144,309
Jeronimo Martins SGPS SA ....... 4,401 84,289
639,603
Singapore — 1.8%
CapitaLand Ascendas REIT ....... 71,603 137,899
CapitaLand Integrated Commercial
Trust .................... 99,222 182,072
CapitaLand Investment Ltd. ....... 34,892 67,248
DBS Group Holdings Ltd. ........ 32,553 1,648,315
Grab Holdings Ltd. , Class A
(b) (e)
.... 39,864 150,287
Keppel Ltd. .................. 22,802 193,406
Oversea-Chinese Banking Corp. Ltd. 51,335 985,154
Sea Ltd. , ADR, Class A
(b) (e)
........ 5,944 569,613
Sembcorp Industries Ltd.
(e)
....... 13,500 66,399
Singapore Airlines Ltd. .......... 26,100 155,213
Singapore Exchange Ltd. ........ 12,700 236,949
Singapore Technologies Engineering
Ltd. ..................... 24,781 199,595
Singapore Telecommunications Ltd. . 117,750 402,000
STMicroelectronics NV .......... 9,968 737,343
United Overseas Bank Ltd. ....... 19,059 586,919
6,318,412
South Korea — 0.0%
Delivery Hero SE , Class A
(b) (c) (d)
.... 2,516 102,962
Spain — 3.8%
Acciona SA .................. 379 120,077
ACS Actividades de Construccion y
Servicios SA ............... 2,818 414,406
Aena SME SA
(c) (d)
.............. 11,419 347,967
Amadeus IT Group SA .......... 6,889 403,015
Banco Bilbao Vizcaya Argentaria SA . 89,405 2,250,933
Banco de Sabadell SA .......... 77,294 273,886
Banco Santander SA ........... 227,655 3,159,819
Security
Shares
Shares Value
Spain (continued)
Bankinter SA ................. 10,748 $ 179,984
CaixaBank SA ................ 56,203 796,294
Cellnex Telecom SA
(c) (d)
.......... 7,638 228,343
EDP Renewables SA ........... 4,884 78,898
Endesa SA .................. 4,945 224,682
Iberdrola SA ................. 96,810 2,409,560
Indra Sistemas SA
(e)
............ 1,151 63,132
Industria de Diseno Textil SA ...... 17,103 1,078,042
Mapfre SA .................. 14,727 72,915
Naturgy Energy Group SA ........ 6,475 202,954
Redeia Corp. SA .............. 5,101 86,668
Repsol SA .................. 17,450 435,981
Telefonica SA ................ 59,411 238,763
13,066,319
Sweden — 3.0%
AddTech AB , Class B ........... 4,118 145,529
Alfa Laval AB ................ 4,507 268,868
Assa Abloy AB , Class B ......... 15,613 551,621
Atlas Copco AB , Class A ......... 41,708 845,379
Atlas Copco AB , Class B ......... 21,571 382,412
Beijer Ref AB , Class B .......... 7,317 107,245
Boliden AB .................. 4,548 256,978
Epiroc AB , Class A ............. 9,881 271,102
Epiroc AB , Class B ............. 5,614 130,299
EQT AB .................... 6,777 191,718
Essity AB , Class B ............. 8,786 248,765
Evolution AB
(b) (c) (d)
.............. 1,973 135,436
Fastighets AB Balder , Class B
(b)
.... 10,989 58,614
H & M Hennes & Mauritz AB , Class B
(e)
7,777 133,779
Hexagon AB , Class B ........... 33,461 276,835
Industrivarden AB , Class A ....... 1,944 109,066
Industrivarden AB , Class C ....... 2,219 121,864
Indutrade AB ................. 3,968 82,110
Investment AB Latour , Class B ..... 1,900 37,757
Investor AB , Class B ............ 27,129 1,127,241
L E Lundbergforetagen AB , Class B . 1,010 58,224
Lifco AB , Class B .............. 3,239 106,154
Nibe Industrier AB , Class B ....... 21,733 80,788
Saab AB , Class B ............. 5,265 274,488
Sagax AB , Class B ............. 3,629 57,717
Sandvik AB .................. 16,259 671,418
Securitas AB , Class B ........... 7,424 121,922
Skandinaviska Enskilda Banken AB ,
Class A .................. 23,868 475,236
Skanska AB , Class B ........... 5,755 153,957
SKF AB , Class B .............. 5,232 134,393
Svenska Cellulosa AB SCA , Class B . 10,309 105,431
Svenska Handelsbanken AB , Class A 21,336 313,966
Swedbank AB , Class A .......... 13,570 506,919
Swedish Orphan Biovitrum AB
(b)
.... 2,865 136,567
Tele2 AB , Class B ............. 8,949 155,730
Telefonaktiebolaget LM Ericsson , Class
B ...................... 42,755 479,484
Telia Co. AB ................. 36,396 177,279
Trelleborg AB , Class B .......... 3,070 127,908
Volvo AB , Class B ............. 24,588 836,380
10,456,579
Switzerland — 6.2%
ABB Ltd. (Registered) ........... 24,950 2,714,044
Avolta AG ................... 1,541 102,950
Banque Cantonale Vaudoise
(Registered) ............... 499 73,055
Barry Callebaut AG (Registered) .... 57 78,820
Belimo Holding AG (Registered) .... 163 183,274

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock International Index V.I. Fund
8
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Switzerland (continued)
BKW AG ................... 351 $ 59,019
Chocoladefabriken Lindt & Spruengli
AG ..................... 14 162,635
Chocoladefabriken Lindt & Spruengli
AG (Registered) ............ 2 237,624
Cie Financiere Richemont SA
(Registered) ............... 8,523 1,967,350
DSM-Firmenich AG ............ 2,672 253,619
EMS-Chemie Holding AG (Registered) 104 89,149
Galderma Group AG ............ 2,890 657,323
Geberit AG (Registered) ......... 520 347,005
Givaudan SA (Registered) ........ 145 613,315
Helvetia Baloise Holding AG ...... 1,276 329,078
Julius Baer Group Ltd. .......... 3,361 290,390
Kuehne + Nagel International AG
(Registered) ............... 742 180,040
Logitech International SA (Registered) 2,220 208,255
Lonza Group AG (Registered) ..... 1,130 762,303
Nestle SA (Registered) .......... 40,927 4,197,684
Partners Group Holding AG ....... 338 276,851
Sandoz Group AG ............. 6,567 593,354
Schindler Holding AG ........... 668 221,440
Schindler Holding AG (Registered) .. 330 104,903
SGS SA (Registered) ........... 2,701 313,216
Sika AG (Registered) ........... 2,404 495,743
Sonova Holding AG (Registered) ... 785 186,314
Straumann Holding AG (Registered) . 1,752 230,297
Swatch Group AG (The) ......... 432 105,576
Swiss Life Holding AG (Registered) .. 436 479,281
Swiss Prime Site AG (Registered) ... 1,239 202,176
Swisscom AG (Registered) ....... 406 313,158
UBS Group AG (Registered) ...... 50,321 2,493,966
VAT Group AG
(c) (d)
............. 418 366,553
Zurich Insurance Group AG ....... 2,388 1,766,243
21,656,003
United Kingdom — 11.2%
3i Group plc ................. 15,386 505,952
Admiral Group plc ............. 4,011 189,434
Anglo American plc ............ 16,866 827,319
Associated British Foods plc
(e)
..... 5,182 136,227
AstraZeneca plc .............. 24,014 4,483,518
Aviva plc ................... 47,694 411,208
BAE Systems plc .............. 46,323 1,135,221
Barclays plc ................. 216,394 1,450,056
BP plc ..................... 248,355 1,530,797
British American Tobacco plc ...... 31,786 1,967,012
BT Group plc ................. 92,153 232,481
Bunzl plc ................... 5,088 177,565
Centrica plc ................. 71,434 161,887
CK Hutchison Holdings Ltd. ....... 42,659 361,562
Coca-Cola Europacific Partners plc .. 2,908 291,374
Coca-Cola Europacific Partners plc .. 397 39,728
Compass Group plc ............ 26,887 868,701
Diageo plc .................. 35,373 712,416
Haleon plc .................. 141,092 650,173
Halma plc ................... 6,082 317,896
HSBC Holdings plc ............ 272,568 5,154,069
Imperial Brands plc ............ 11,795 435,930
Informa plc .................. 19,424 233,041
International Consolidated Airlines
Group SA ................. 19,758 125,427
Intertek Group plc ............. 2,457 189,135
J Sainsbury plc ............... 27,210 115,469
Kingfisher plc ................ 25,675 96,401
Land Securities Group plc ........ 10,795 93,000
Security
Shares
Shares Value
United Kingdom (continued)
Legal & General Group plc ....... 81,605 $ 309,395
Lloyds Banking Group plc ........ 927,785 1,357,839
London Stock Exchange Group plc .. 7,147 772,702
M&G plc .................... 35,613 158,882
Marks & Spencer Group plc ....... 35,383 174,662
Melrose Industries plc ........... 19,131 120,633
National Grid plc .............. 78,381 1,292,795
NatWest Group plc ............. 126,571 1,116,857
Next plc .................... 1,842 355,401
Pearson plc ................. 8,194 130,214
Reckitt Benckiser Group plc ....... 10,278 669,443
RELX plc ................... 28,201 891,288
Rentokil Initial plc .............. 39,119 222,469
Rolls-Royce Holdings plc ........ 133,340 2,556,080
Sage Group plc (The) ........... 15,078 163,582
Schroders plc ................ 12,698 98,975
Segro plc ................... 19,205 222,790
Severn Trent plc .............. 4,279 167,519
Smith & Nephew plc ............ 11,797 170,493
Smiths Group plc .............. 4,712 160,065
Spirax Group plc .............. 1,052 95,441
SSE plc .................... 19,147 617,731
Standard Chartered plc .......... 28,911 781,828
Standard Life plc .............. 11,129 123,026
Tesco plc ................... 100,389 611,982
Unilever plc .................. 34,735 2,086,448
United Utilities Group plc ......... 11,063 191,965
Verisure plc
(b)
................ 4,040 45,040
Vodafone Group plc ............ 281,965 373,198
Wise Group plc , Class A
(b)
........ 11,418 136,873
39,068,615
United States — 5.9%
Aegon Ltd. .................. 19,861 169,025
Alcon AG ................... 8,001 539,507
AP Moller - Maersk A/S , Class A .... 35 80,790
AP Moller - Maersk A/S , Class B .... 56 133,031
Buzzi SpA ................... 1,434 73,453
CyberArk Software, Inc.
(b)
........ 727 32,715
Experian plc ................. 14,291 481,658
Ferrovial NV ................. 7,497 513,849
GSK plc .................... 64,355 1,689,506
Holcim AG .................. 8,095 729,867
InterContinental Hotels Group plc ... 2,227 382,783
Novartis AG (Registered) ........ 28,975 4,528,573
Octave Intelligence plc , SDR
(b)
..... 3,169 51,115
QIAGEN NV ................. 3,483 134,737
Roche Holding AG ............. 11,640 4,789,131
Shell plc .................... 89,118 3,462,679
Spotify Technology SA
(b)
......... 2,348 1,078,037
Stellantis NV
(b)
................ 32,003 182,811
Sunbelt Rentals Holdings, Inc. ..... 6,522 475,769
Swiss Re AG ................. 4,659 740,548
Tenaris SA .................. 5,155 142,703
20,412,287
Total Common Stocks — 98.6%
(Cost: $ 225,531,101 ) ............................. 342,762,121

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock International Index V.I. Fund
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Preferred Securities
Preferred Stocks — 0.2%
(d)
Germany — 0.2%
Bayerische Motoren Werke AG
(Preference) ............... 899 $ 59,192
Dr Ing hc F Porsche AG (Preference)
(e)
1,760 87,866
Henkel AG & Co. KGaA (Preference) 2,376 199,821
Porsche Automobil Holding SE
(Preference) ............... 2,184 67,459
Sartorius AG (Preference) ........ 395 103,628
Volkswagen AG (Preference) ...... 3,214 257,831
775,797
Total Preferred Securities — 0.2%
(Cost: $ 941,424 ) ................................ 775,797
Rights
Spain — 0.0%
ACS Actividades de Construccion y
Servicios SA ( Expires 07/13/26 ,
Strike Price EUR 127.40 )
(b)
..... 2,818 5,915
Total Rights — 0.0%
(Cost: $ 6,021 ) ................................. 5,915
Total Long-Term Investments — 98 .8%
(Cost: $ 226,478,546 ) ............................. 343,543,833
Short-Term Securities
Money Market Funds — 2.5%
(f)(g)
BlackRock Cash Funds: Institutional, SL
Agency Shares , 3.82%
(h)
....... 8,098,976 8,101,406
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 3.54% ...... 696,470 696,470
Total Short-Term Securities — 2 .5%
(Cost: $ 8,797,781 ) .............................. 8,797,876
Total Investments — 101.3%
(Cost: $ 235,276,327 ) ............................. 352,341,709
Liabilities in Excess of Other Assets — (1.3) % ............ (4,673,091)
Net Assets — 100.0% .............................. $ 347,668,618
(a)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)
Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
All or a portion of this security is on loan.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock International Index V.I. Fund
10
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
Shares
Held at
06/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 3,724,350 $ 4,377,560
(a)
$ — $ (599) $ 95 $ 8,101,406 8,098,976 $ 9,445
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 1,680,630 — (984,160)
(a)
— — 696,470 696,470 15,893 —
$ (599) $ 95 $ 8,797,876 $ 25,338 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock International Index V.I. Fund
Schedule of Investments
11
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
SGX Nikkei 225 Index ....................................................... 3 09/10/26 $ 655 $ 44,917
SPI 200 Index ............................................................ 3 09/17/26 456 (3,665)
EURO STOXX 50 Index ..................................................... 24 09/18/26 1,743 17,775
FTSE 100 Index ........................................................... 7 09/18/26 978 1,580
$ 60,607
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 64,272 $ — $ — $ — $ 64,272
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 3,665 $ — $ — $ — $ 3,665
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended June 30, 2026, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 231,806 $ — $ — $ — $ 231,806
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ 46,605 $ — $ — $ — $ 46,605
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 3,942,692

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock International Index V.I. Fund
12
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia ............................................. $ — $ 24,876,315 $ — $ 24,876,315
Austria .............................................. — 1,251,449 — 1,251,449
Belgium ............................................. 42,799 2,994,589 — 3,037,388
Brazil ............................................... — 107,834 — 107,834
Chile ............................................... — 279,193 — 279,193
China ............................................... — 1,510,861 — 1,510,861
Czech Republic ........................................ 34,022 — — 34,022
Denmark ............................................. 349,362 5,241,013 — 5,590,375
Finland .............................................. — 4,205,833 — 4,205,833
France .............................................. — 32,504,293 — 32,504,293
Germany ............................................ — 29,037,480 — 29,037,480
Guatemala ........................................... 130,513 — — 130,513
Hong Kong ........................................... 80,335 5,206,341 — 5,286,676
Indonesia ............................................ — 160,336 — 160,336
Ireland .............................................. 377,716 1,094,430 — 1,472,146
Israel ............................................... 805,224 3,122,263 — 3,927,487
Italy ................................................ 111,460 11,328,838 — 11,440,298
Ivory Coast ........................................... — 157,817 — 157,817
Japan ............................................... 176,967 81,271,503 — 81,448,470
Luxembourg .......................................... — 613,041 — 613,041
Macau .............................................. — 189,875 — 189,875
Mexico .............................................. — 106,083 — 106,083
Netherlands ........................................... 1,571,174 19,364,756 — 20,935,930
New Zealand .......................................... — 741,346 — 741,346
Nigeria .............................................. — 54,271 — 54,271
Norway .............................................. 341,766 1,521,380 — 1,863,146
Poland .............................................. — 78,863 — 78,863
Portugal ............................................. — 639,603 — 639,603
Singapore ............................................ 719,900 5,598,512 — 6,318,412
South Korea .......................................... — 102,962 — 102,962
Spain ............................................... — 13,066,319 — 13,066,319
Sweden ............................................. — 10,456,579 — 10,456,579
Switzerland ........................................... 237,624 21,418,379 — 21,656,003
United Kingdom ........................................ 201,615 38,867,000 — 39,068,615
United States .......................................... 1,342,973 19,069,314 — 20,412,287
Preferred Securities ....................................... — 775,797 — 775,797
Rights ................................................ 5,915 — — 5,915
Short-Term Securities
Money Market Funds ...................................... 8,797,876 — — 8,797,876
$ 15,327,241 $ 337,014,468 $ — $ 352,341,709
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 17,775 $ 46,497 $ — $ 64,272
Liabilities
Equity contracts ........................................... (3,665) — — (3,665)
$ 14,110 $ 46,497 $ — $ 60,607
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statement of Assets and Liabilities
(unaudited)

June 30, 2026
13
Statement of Assets and Liabilities
BlackRock
International
Index V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 343,543,833
Investments, at value — affiliated
(c)
.......................................................................................... 8,797,876
Cash pledged: –
Futures contracts .................................................................................................... 236,953
Foreign currency, at value
(d)
............................................................................................... 2,575,767
Receivables: –
Securities lending income — affiliated ...................................................................................... 1,416
Capital shares sold ................................................................................................... 142,385
Foreign withholding tax claims ........................................................................................... 16,092
Dividends — unaffiliated ............................................................................................... 924,979
Dividends — affiliated ................................................................................................. 2,351
Variation margin on futures contracts ....................................................................................... 34,536
Prepaid e xpenses ..................................................................................................... 2,494
Total a ssets .........................................................................................................
356,278,682
LIABILITIES
Bank overdraft ........................................................................................................ 10,112
Collateral on securities loaned ............................................................................................. 8,105,553
Payables: –
Capital shares redeemed ............................................................................................... 119,064
Distribution fees ..................................................................................................... 617
Interest expense .................................................................................................... 199
Investment advisory fees .............................................................................................. 22,493
Printing and postage fees .............................................................................................. 174,418
Professional fees .................................................................................................... 85,892
Transfer agent fees .................................................................................................. 57,418
Other accrued expenses ............................................................................................... 34,298
Total li abilities ........................................................................................................
8,610,064
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 347,668,618
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 237,589,142
Accumulated earnings .................................................................................................. 110,079,476
NET ASSETS ........................................................................................................
$ 347,668,618
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 226,478,546
(b)
  Securities loaned, at value ...................................................................................... $ 4,019,020
(c)
  Investments, at cost — affiliated ................................................................................... $ 8,797,781
(d)
  Foreign currency, at cost ....................................................................................... $ 2,596,580
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2026
2026
BlackRock Semi-Annual Financial Statements and Additional Information
14
See notes to financial statements.
BlackRock
International
Index V.I. Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 344,533,163
Shares outstanding ...................................................................................................
23,989,016
Net asset value .....................................................................................................
$ 14.36
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10
Class III
Net assets .........................................................................................................
$ 3,135,455
Shares outstanding ...................................................................................................
219,509
Net asset value .....................................................................................................
$ 14.28
Shares authorized ...................................................................................................
10 million
Par value ......................................................................................................... $ 0.10

Statement of Operations
(unaudited)

Six Months Ended June 30, 2026
15
Statement of Operations
See notes to financial statements.
BlackRock
International
Index V.I. Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 6,267,365
Dividends — affiliated ................................................................................................. 15,893
Interest — unaffiliated ................................................................................................. 6,670
Securities lending income — affiliated — net ................................................................................. 9,445
Foreign taxes withheld ................................................................................................ (518,561)
Foreign withholding tax claims ........................................................................................... 21,295
Total investment income .................................................................................................
5,802,107
EXPENSES
Investment advisory .................................................................................................. 128,207
Transfer agent — class specific .......................................................................................... 79,519
Professional ....................................................................................................... 62,536
Printing and postage ................................................................................................. 48,801
Custodian ......................................................................................................... 27,738
Accounting services .................................................................................................. 22,615
Directors and Officer ................................................................................................. 5,031
Distribution — class specific ............................................................................................ 3,778
Transfer agent ...................................................................................................... 2,480
Miscellaneous ...................................................................................................... 9,967
Total expenses excluding interest expense .....................................................................................
390,672
Interest expense .................................................................................................... 449
Total expenses .......................................................................................................
391,121
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (336)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (1,778)
Total expenses after fees waived and/or reimbursed ..............................................................................
389,007
Net investment income ..................................................................................................
5,413,100
REALIZED AND UNREALIZED GAIN (LOSS) $ 24,866,797
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... 1,368,307
Investments — affiliated ............................................................................................. (599)
Foreign currency transactions ......................................................................................... (32,216)
Futures contracts .................................................................................................. 231,806
A
1,567,298
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 23,308,021
Investments — affiliated ............................................................................................. 95
Foreign currency translations .......................................................................................... (55,222)
Futures contracts .................................................................................................. 46,605
A
23,299,499
Net realized and unrealized gain ...........................................................................................
24,866,797
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 30,279,897

Statements of Changes in Net Assets

2026
BlackRock Semi-Annual Financial Statements and Additional Information
16
BlackRock International Index V.I. Fund
Six Months Ended
06/30/26 (unaudited)
Year Ended
12/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................................................... $ 5,413,100  $ 6,254,381
Net realized gain ................................................................................... 1,567,298  1,134,021
Net change in unrealized appreciation (depreciation) ........................................................... 23,299,499  58,003,901
Net increase in net assets resulting from operations .............................................................. 30,279,897  65,392,303
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Class I ......................................................................................... —  (9,085,323)
Class III ........................................................................................ —  (81,744)
Decrease in net assets resulting from distributions to shareholders .................................................... —  (9,167,067)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions .................................................... 22,950,565  32,522,664
NET ASSETS
Total increase in net assets .............................................................................. 53,230,462  88,747,900
Beginning of period ................................................................................... 294,438,156  205,690,256
End of period .......................................................................................
$ 347,668,618  $ 294,438,156
(a)
  Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
17
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:
(h)
Annualized.
BlackRock International Index V.I. Fund
Class I
Six Months
Ended
06/30/26
(unaudited)
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of period ............
$ 13.05  $ 10.26  $ 10.24  $ 8.94  $ 10.70  $ 9.95
Net investment income
(a)
....................
0 .23  0 .31  0 .29  0 .27  0 .26  0 .26
Net realized and unrealized gain (loss) ...........
1 .08  2 .90  0 .07  1 .34  ( 1 .80 ) 0 .86
Net increase (decrease) from investment operations ... 1.31  3.21  0.36  1.61  (1.54) 1.12
Distributions
(b)
– – – – – –
From net investment income ................. —  ( 0 .42 ) ( 0 .34 ) ( 0 .31 ) ( 0 .22 ) ( 0 .37 )
Return of capital .......................... —  —  —  —  —  ( 0 .00 )
(c)
Total distributions ........................... —  (0.42) (0.34) (0.31) (0.22) (0.37)
Net asset value, end of period ................. $ 14.36  $ 13.05  $ 10.26  $ 10.24  $ 8.94  $ 10.70
Total Return
(d)
Based on net asset value ..................... 10.04%
(e)
31.37% 3.43% 18.12% (14.35)% 11.30%
Ratios to Average Net Assets
(f)
Total expen ses
(g)
...........................
0.24%
(h)
0.28% 0.29% 0.29% 0.32% 0.32%
Total expenses after fees waived and/or reimbursed ...
0.24%
(h)
0.27% 0.27% 0.27% 0.27% 0.27%
Net investment income ......................
3.38%
(h)
2.54% 2.72% 2.78% 2.81% 2.41%
Supplemental Data
Net assets, end of period (000) ................. $ 344,533  $ 291,602  $ 203,750  $ 204,880  $ 181,598  $ 218,702
Portfolio turnover rate ........................ 3% 5% 4% 2% 3% 4%
Six Months
Ended
06/30/26
(unaudited)
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Expense ratios ................................................ N/A   0.27% N/A   0.27% N/A   N/A
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
18
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:
(h)
Annualized.
(i)
Portfolio turnover rate is representative of the portfolio for the entire year.
BlackRock International Index V.I. Fund
Class III
Six Months
Ended
06/30/26
(unaudited)
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Period from
02/09/21
(a)
to 12/31/21
Net asset value, beginning of period ...........
$ 13.00  $ 10.22  $ 10.20  $ 8.91  $ 10.68  $ 10.26
Net investment income
(b)
...................
0 .21  0 .28  0 .26  0 .24  0 .23  0 .15
Net realized and unrealized gain (loss) ..........
1 .07  2 .89  0 .08  1 .34  ( 1 .79 ) 0 .63
Net increase (decrease) from investment operations .. 1.28  3.17  0.34  1.58  (1.56) 0.78
Distributions
(c)
– – – – – –
From net investment income ................ —  ( 0 .39 ) ( 0 .32 ) ( 0 .29 ) ( 0 .21 ) ( 0 .35 )
Return of capital ......................... —  —  —  —  —  ( 0 .01 )
Total distributions .......................... —  (0.39) (0.32) (0.29) (0.21) (0.36)
Net asset value, end of period ................ $ 14.28  $ 13.00  $ 10.22  $ 10.20  $ 8.91  $ 10.68
Total Return
(d)
Based on net asset value .................... 9.85%
(e)
31.11% 3.20% 17.83% (14.59)% 7.65%
(e)
Ratios to Average Net Assets
(f)
Total expen ses
(g)
..........................
0.49%
(h)
0.53% 0.54% 0.54% 0.59% 0.50%
(h)
Total expenses after fees waived and/or reimbursed ..
0.49%
(h)
0.52% 0.52% 0.52% 0.51% 0.49%
(h)
Net investment income .....................
3.11%
(h)
2.32% 2.43% 2.45% 2.51% 1.59%
(h)
Supplemental Data
Net assets, end of period (000) ................ $ 3,135  $ 2,836  $ 1,940  $ 1,686  $ 1,099  $ 348
Portfolio turnover rate ....................... 3% 5% 4% 2% 3% 4%
(i)
Six Months
Ended
06/30/26
(unaudited)
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Period from
02/09/21
to 12/31/21
Expense ratios ................................................ N/A   0.52% N/A   0.52% N/A   N/A
See notes to financial statements.

Notes to Financial Statements
(unaudited)
19
Notes to Financial Statements
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock International
Index V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2026 , if any, are disclosed in the Statement of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements for uncertain tax positions, the Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian, which at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S.
federal income tax regulations, which may differ from U.S. GAAP.

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
20
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

Notes to Financial Statements
(unaudited) (continued)
21
Notes to Financial Statements
4. SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan.
The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Goldman Sachs & Co. LLC .......................... $ 2,816,551 $ (2,816,551) $ — $ —
J.P. Morgan Securities LLC .......................... 798,464 (798,464) — —
Jefferies LLC .................................... 404,005 (404,005) — —
$ 4,019,020 $ (4,019,020) $ — $ —
(a)
  Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
22
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to 0.08% of the average daily value of the Fund’s net assets.
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of  0.25 % based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the six months ended June 30, 2026, the class specific distribution fees borne directly by Class III were $3,778.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific  in the Statement of Operations. For the six months ended June 30, 2026 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the six months ended June 30, 2026, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act
(“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months  ended June 30, 2026 , the amount waived was $ 336 .
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2027. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2026, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain networking and operational/recordkeeping fees (transfer agent fees) in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2027, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the
Manager — class specific in the Statement of Operations. For the six months ended June 30, 2026, class specific expense reimbursements were as follows:
Class I Class III Total
Transfer agent fees - class specific .................................................................... $ 78,739 $ 780 $ 79,519
Class I ................................................................................................................
0 .05%
Class III ...............................................................................................................
0 .05
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 1,392
Class III ...................................................................................................... 25
$ 1,417

Notes to Financial Statements
(unaudited) (continued)
23
Notes to Financial Statements
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit net total annual operating expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2027, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2026, there were no fees waived and/or reimbursed by the Manager pursuant to this agreement.
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees reimbursed by the Manager — class specific in the Statement of
Operations. For the six months ended June 30, 2026, class specific expense waivers and/or reimbursements were as follows:
Securities Lending:  The U.S. Securities and Exchange Commission has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day.
There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the securities lending agreement effective as of January 1, 2026, the Fund retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specific threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the securities lending agreement effective as of January 1, 2025, identical securities lending arrangements were in place for the Fund for the calendar year ended
December 31, 2025.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2026, the Fund paid BIM $2,030 for securities lending agent services.
Directors and Officers:  Certain directors and/or officers of the  Company  are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors  and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors . For the six months  ended June 30, 2026 , the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the six months ended June 30, 2026, purchases and sales of investments, excluding short-term securities, were $36,086,616 and $8,165,786, respectively.
Class I Class III
Expense Limitations .................................................................................. 0 .27% 0 .52%
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 358
Class III ...................................................................................................... 3
$ 361
Purchases ............................................................................................................... $ 8,039,782
Sales ................................................................................................................... 2,251,198
Net Realized Gain .......................................................................................................... 552,136

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
24
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
As of December 31, 2025, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $8,265,088 and qualified late-year ordinary losses of $888,250.
As of June 30, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b)
the Fed Funds rate (but in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2027 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2026, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Manager uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and the Manager generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock International Index V.I. Fund .................................. $ 240,060,432 $ 133,755,195 $ (21,413,311) $ 112,341,884

Notes to Financial Statements
(unaudited) (continued)
25
Notes to Financial Statements
receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European
Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
The Fund invests a significant portion of its assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. Certain Asian countries have developed increasingly strained relationships with the U.S. or China; if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. or
China for trade and the region as a whole. The Asian financial markets have experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Fund's investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
Six Months Ended
06/30/26
Year Ended
12/31/25
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock International Index V.I. Fund
Class I
Shares sold .............................................
2,510,208 $ 34,865,493 3,446,240 $ 43,448,681
Shares issued in reinvestment of distributions ........................
— — 704,809 9,084,989
Shares redeemed .........................................
(866,243) (11,931,595) (1,672,783) (20,349,931)
1,643,965 $ 22,933,898 2,478,266 $ 32,183,739
Class III
Shares sold .............................................
24,630 $ 339,366 50,497 $ 601,206
Shares issued in reinvestment of distributions ........................
— — 6,312 80,977
Shares redeemed .........................................
(23,377) (322,699) (28,484) (343,258)
1,253 $ 16,667 28,325 $ 338,925
1,645,218 $ 22,950,565 2,506,591 $ 32,522,664

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
26
As of June 30, 2026, shares owned by BlackRock Financial Management, Inc., an affiliate of the Fund, were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Class I .......................................................................................................... 790
Class III ......................................................................................................... 1,949

Glossary of Terms Used in these Financial Statements
27
Glossary of Terms Used in these Financial Statements
Currency Abbreviation
EUR Euro
Portfolio Abbreviation
ADR American Depositary Receipts
CVA Certification Van Aandelon (Dutch Certificate)
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget
SDR Swedish Depositary Receipts

June 30, 2026
Not FDIC Insured - May Lose Value - No Bank Guarantee
2026 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock International V.I. Fund

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
June 30, 2026
BlackRock International V.I. Fund
2
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Austria — 2.3%
Erste Group Bank AG ........... 13,289 $ 1,778,572
Canada — 4.1%
Teck Resources Ltd. , Class B ..... 25,930 1,544,373
Toronto-Dominion Bank (The) ..... 13,412 1,630,718
3,175,091
China — 6.6%
Alibaba Group Holding Ltd. ....... 118,744 1,423,557
Contemporary Amperex Technology Co.
Ltd. , Class A ............... 17,900 1,039,699
Tencent Holdings Ltd. ........... 48,000 2,648,763
5,112,019
Finland — 1.4%
Kone OYJ , Class B ............ 19,559 1,112,614
France — 8.2%
Air Liquide SA ................ 9,610 1,903,039
EssilorLuxottica SA ............ 5,070 952,003
Schneider Electric SE ........... 5,200 1,701,574
TotalEnergies SE .............. 22,888 1,769,826
6,326,442
Germany — 6.1%
Allianz SE (Registered) .......... 4,348 2,058,117
Deutsche Boerse AG ........... 5,103 1,391,843
Deutsche Telekom AG (Registered) . 47,979 1,308,114
4,758,074
India — 4.6%
Axis Bank Ltd. ................ 94,086 1,339,047
HDFC Bank Ltd. .............. 117,742 993,679
Kotak Mahindra Bank Ltd. ........ 289,769 1,202,091
3,534,817
Indonesia — 1.4%
Bank Central Asia Tbk. PT ........ 3,479,800 1,084,325
Italy — 2.1%
FinecoBank Banca Fineco SpA .... 64,393 1,619,097
Japan — 12.0%
Hitachi Ltd. .................. 53,200 1,472,369
Honda Motor Co. Ltd. ........... 154,200 1,388,997
Japan Tobacco, Inc. ............ 18,600 686,331
Mitsubishi UFJ Financial Group, Inc. . 118,000 2,350,906
Shin-Etsu Chemical Co. Ltd. ...... 26,700 1,163,839
Sony Group Corp. ............. 108,900 2,191,511
9,253,953
Mexico — 1.4%
Grupo Financiero Banorte SAB de CV ,
Class O .................. 100,237 1,057,941
Netherlands — 7.4%
ASM International NV ........... 2,341 2,692,107
ASR Nederland NV ............ 18,925 1,429,232
Koninklijke KPN NV ............ 318,426 1,572,636
5,693,975
Singapore — 1.9%
United Overseas Bank Ltd. ....... 48,600 1,496,629
South Korea — 7.1%
Samsung Electronics Co. Ltd. ..... 11,063 2,454,849
SK Hynix, Inc. ................ 1,743 3,075,668
5,530,517
Security
Shares
Shares Value
Spain — 3.1%
Banco Bilbao Vizcaya Argentaria SA . 48,197 $ 1,213,446
Industria de Diseno Textil SA ...... 18,370 1,157,904
2,371,350
Sweden — 4.9%
Assa Abloy AB , Class B ......... 41,534 1,467,432
Atlas Copco AB , Class A ......... 62,183 1,260,387
Epiroc AB , Class A ............. 39,999 1,097,442
3,825,261
Taiwan — 9.0%
MediaTek, Inc. ................ 8,000 1,090,118
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 75,000 5,916,771
7,006,889
Thailand — 1.8%
Bangkok Dusit Medical Services PCL ,
NVDR ................... 2,379,000 1,385,739
United Kingdom — 11.8%
AstraZeneca plc .............. 11,368 2,122,455
BAE Systems plc .............. 96,033 2,353,445
British American Tobacco plc ...... 18,488 1,144,092
Rentokil Initial plc .............. 169,431 963,549
Shell plc .................... 45,867 1,776,554
Taylor Wimpey plc
(a)
............ 731,165 782,430
9,142,525
Total Common Stocks — 97.2%
(Cost: $ 64,284,096 ) .............................. 75,265,830
Preferred Securities
Preferred Stocks — 2.0%
South Korea — 2.0%
Samsung Electronics Co. Ltd.
(Preference) ............... 10,808 1,524,170
Total Preferred Securities — 2.0%
(Cost: $ 1,413,676 ) .............................. 1,524,170
Total Long-Term Investments — 99 .2%
(Cost: $ 65,697,772 ) .............................. 76,790,000
Short-Term Securities
Money Market Funds — 2.5%
(b)(c)
BlackRock Cash Funds: Institutional, SL
Agency Shares , 3.82%
(d)
....... 1,290,824 1,291,211
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 3.54% ...... 642,139 642,139
Total Short-Term Securities — 2 .5%
(Cost: $ 1,933,290 ) .............................. 1,933,350
Total Investments — 101.7%
(Cost: $ 67,631,062 ) .............................. 78,723,350
Liabilities in Excess of Other Assets — (1.7) % ............ (1,334,016)
Net Assets — 100.0% .............................. $ 77,389,334

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock International V.I. Fund
Schedule of Investments
3
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
(a)
All or a portion of this security is on loan.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
Shares
Held at
06/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 3,076,802 $ — $ (1,785,539)
(a)
$ (112) $ 60 $ 1,291,211 1,290,824 $ 1,483
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 264,607 377,532
(a)
— — — 642,139 642,139 11,225 —
$ (112) $ 60 $ 1,933,350 $ 12,708 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock International V.I. Fund
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Austria .............................................. $ — $ 1,778,572 $ — $ 1,778,572
Canada ............................................. 3,175,091 — — 3,175,091
China ............................................... — 5,112,019 — 5,112,019
Finland .............................................. — 1,112,614 — 1,112,614
France .............................................. — 6,326,442 — 6,326,442
Germany ............................................ — 4,758,074 — 4,758,074
India ............................................... — 3,534,817 — 3,534,817
Indonesia ............................................ — 1,084,325 — 1,084,325
Italy ................................................ — 1,619,097 — 1,619,097
Japan ............................................... — 9,253,953 — 9,253,953
Mexico .............................................. 1,057,941 — — 1,057,941
Netherlands ........................................... — 5,693,975 — 5,693,975
Singapore ............................................ — 1,496,629 — 1,496,629
South Korea .......................................... — 5,530,517 — 5,530,517
Spain ............................................... — 2,371,350 — 2,371,350
Sweden ............................................. — 3,825,261 — 3,825,261
Taiwan .............................................. — 7,006,889 — 7,006,889
Thailand ............................................. — 1,385,739 — 1,385,739
United Kingdom ........................................ — 9,142,525 — 9,142,525
Preferred Securities ....................................... — 1,524,170 — 1,524,170
Short-Term Securities
Money Market Funds ...................................... 1,933,350 — — 1,933,350
$ 6,166,382 $ 72,556,968 $ — $ 78,723,350

Statement of Assets and Liabilities
(unaudited)

June 30, 2026
5
Statement of Assets and Liabilities
See notes to financial statements.
BlackRock
International V.I.
Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 76,790,000
Investments, at value — affiliated
(c)
.......................................................................................... 1,933,350
Foreign currency, at value
(d)
............................................................................................... 52,812
Receivables: –
Securities lending income — affiliated ...................................................................................... 117
Dividends — unaffiliated ............................................................................................... 128,947
Dividends — affiliated ................................................................................................. 3,059
Prepaid e xpenses ..................................................................................................... 1,914
Total a ssets .........................................................................................................
78,910,199
LIABILITIES
Collateral on securities loaned ............................................................................................. 1,295,341
Payables: –
Capital shares redeemed ............................................................................................... 58,964
Interest expense .................................................................................................... 48
Investment advisory fees .............................................................................................. 32,666
Printing and postage fees .............................................................................................. 20,009
Professional fees .................................................................................................... 56,513
Transfer agent fees .................................................................................................. 42,926
Other accrued expenses ............................................................................................... 14,398
Total li abilities ........................................................................................................
1,520,865
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 77,389,334
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 63,798,692
Accumulated earnings .................................................................................................. 13,590,642
NET ASSETS ........................................................................................................
$ 77,389,334
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 65,697,772
(b)
  Securities loaned, at value ...................................................................................... $ 774,605
(c)
  Investments, at cost — affiliated ................................................................................... $ 1,933,290
(d)
  Foreign currency, at cost ....................................................................................... $ 52,947

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2026
2026
BlackRock Semi-Annual Financial Statements and Additional Information
6
See notes to financial statements.
BlackRock
International V.I.
Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 77,389,334
Shares outstanding ...................................................................................................
6,117,128
Net asset value .....................................................................................................
$ 12.65
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10

Statement of Operations
(unaudited)

Six Months Ended June 30, 2026
7
Statement of Operations
See notes to financial statements.
BlackRock
International V.I.
Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 1,185,432
Dividends — affiliated ................................................................................................. 11,225
Securities lending income — affiliated — net ................................................................................. 1,483
Foreign taxes withheld ................................................................................................ (120,835)
Total investment income .................................................................................................
1,077,305
EXPENSES
Investment advisory .................................................................................................. 281,589
Transfer agent — class specific .......................................................................................... 71,910
Professional ....................................................................................................... 47,215
Accounting services .................................................................................................. 16,671
Custodian ......................................................................................................... 7,553
Directors and Officer ................................................................................................. 4,187
Transfer agent ...................................................................................................... 2,480
Printing and postage ................................................................................................. 842
Miscellaneous ...................................................................................................... 3,213
Total expenses excluding interest expense .....................................................................................
435,660
Interest expense .................................................................................................... 174
Total expenses .......................................................................................................
435,834
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (50,374)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (71,910)
Total expenses after fees waived and/or reimbursed ..............................................................................
313,550
Net investment income ..................................................................................................
763,755
REALIZED AND UNREALIZED GAIN (LOSS) $ 6,706,066
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... 4,721,845
Investments — affiliated ............................................................................................. (112)
Foreign currency transactions ......................................................................................... (12,824)
A
4,708,909
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 2,004,031
Investments — affiliated ............................................................................................. 60
Foreign currency translations .......................................................................................... (6,934)
A
1,997,157
Net realized and unrealized gain ...........................................................................................
6,706,066
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 7,469,821

Statements of Changes in Net Assets

2026
BlackRock Semi-Annual Financial Statements and Additional Information
8
BlackRock International V.I. Fund
Six Months Ended
06/30/26 (unaudited)
Year Ended
12/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 763,755  $ 853,307
Net realized gain .................................................................................. 4,708,909  7,404,297
Net change in unrealized appreciation (depreciation) .......................................................... 1,997,157  2,462,457
Net increase in net assets resulting from operations ............................................................. 7,469,821  10,720,061
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ................................................... —  (1,092,307)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ................................................... (4,013,879) (9,701,424)
NET ASSETS
Total increase (decrease) in net assets ..................................................................... 3,455,942  (73,670)
Beginning of period .................................................................................. 73,933,392  74,007,062
End of period ......................................................................................
$ 77,389,334  $ 73,933,392
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
9
Financial Highlights
BlackRock International V.I. Fund
Class I
Six Months
Ended
06/30/26
(unaudited)
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of period ............
$ 11.46  $ 10.07  $ 10.09  $ 8.55  $ 11.88  $ 14.27
Net investment income
(a)
....................
0 .12  0 .12  0 .07  0 .10  0 .07  0 .11
Net realized and unrealized gain (loss) ...........
1 .07  1 .44  ( 0 .03 ) 1 .52  ( 3 .01 ) 1 .12
Net increase (decrease) from investment operations ... 1.19  1.56  0.04  1.62  (2.94) 1.23
Distributions
(b)
– – – – – –
From net investment income ................. —  ( 0 .17 ) ( 0 .06 ) ( 0 .08 ) ( 0 .08 ) ( 0 .11 )
From net realized gain ...................... —  —  —  —  ( 0 .31 ) ( 3 .51 )
Total distributions ........................... —  (0.17) (0.06) (0.08) (0.39) (3.62)
Net asset value, end of period ................. $ 12.65  $ 11.46  $ 10.07  $ 10.09  $ 8.55  $ 11.88
Total Return
(c)
Based on net asset value ..................... 10.38%
(d)
15.53% 0.37% 19.02% (24.62)% 8.68%
Ratios to Average Net Assets
(e)
Total expen ses ............................
1.16%
(f)
1.17% 1.18% 1.17% 1.17% 1.12%
Total expenses after fees waived and/or reimbursed ...
0.84%
(f)
0.86% 0.86% 0.86% 0.90% 0.93%
Net investment income ......................
2.03%
(f)
1.16% 0.65% 1.02% 0.77% 0.69%
Supplemental Data
Net assets, end of period (000) ................. $ 77,389  $ 73,933  $ 74,007  $ 81,725  $ 74,381  $ 103,072
Portfolio turnover rate ........................ 35% 116% 61% 102% 102% 80%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
10
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock International
V.I. Fund (the “Fund”). The Fund is classified as diversified.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2026 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian, which at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund are charged to the Fund. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

Notes to Financial Statements
(unaudited) (continued)
11
Notes to Financial Statements
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan.
The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
12
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
The Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent  in the Statement of Operations.
For the six months ended June 30, 2026 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the six months ended June 30, 2026, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act
(“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Goldman Sachs & Co. LLC .......................... $ 774,605 $ (774,605) $ — $ —
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.75%
$1 billion - $3 billion ..................................................................................................... 0.71
$3 billion - $5 billion ..................................................................................................... 0.68
$5 billion - $10 billion .................................................................................................... 0.65
Greater than $10 billion ................................................................................................... 0.64
Class I
Transfer agent fees - class specific ......................................................................................... $ 71,910

Notes to Financial Statements
(unaudited) (continued)
13
Notes to Financial Statements
made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months  ended June 30, 2026 , the amount waived was $ 9,842 .
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2027. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2026, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain networking and operational/recordkeeping fees (transfer agent fees) in order to limit such expenses at 0.08% of average daily net assets. The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2027, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the Manager — class specific in the Statement of Operations. For the six months ended June 30, 2026, expense reimbursements were $41,874.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit net total annual operating expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses (“expense limitation”), to 0.86% of average daily net assets.
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2027, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2026, the Manager waived and/or reimbursed investment advisory fees of $40,532, which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees reimbursed by the Manager — class specific, respectively, in the
Statement of Operations. For the six months ended June 30, 2026, class specific expense waivers and/or reimbursements were as follows:
Effective June 1, 2026, the Manager voluntarily agreed to waive and/or reimburse fees or expenses in order to limit net total annual operating expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses (“expense limitation”), to 0.71% of average daily net assets.
This voluntary waiver and/or reimbursement may be reduced or discontinued at any time without notice.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the securities lending agreement effective as of January 1, 2026, the Fund retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specific threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the securities lending agreement effective as of January 1, 2025, identical securities lending arrangements were in place for the Fund for the calendar year ended
December 31, 2025.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2026, the Fund paid BIM $317 for securities lending agent services.
Directors and Officers:  Certain directors and/or officers of the  Company  are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors  and Officer in the Statement of Operations.
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 30,036

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
14
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors . For the six months  ended June 30, 2026 , the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
6. PURCHASES AND SALES
For the six months ended June 30, 2026, purchases and sales of investments, excluding short-term securities, were $25,990,077 and $29,354,526, respectively.
7. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
As of December 31, 2025, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $2,772,403.
As of June 30, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b)
the Fed Funds rate (but in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2027 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2026, the Fund did not borrow under the credit agreement.
9.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience
Purchases ............................................................................................................... $ —
Sales ................................................................................................................... 875,937
Net Realized Gain .......................................................................................................... 255,536
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock International V.I. Fund ...................................... $ 67,854,475 $ 14,873,889 $ (4,005,014) $ 10,868,875

Notes to Financial Statements
(unaudited) (continued)
15
Notes to Financial Statements
significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European
Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
The Fund invests a significant portion of its assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. Certain Asian countries have developed increasingly strained relationships with the U.S. or China; if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. or
China for trade and the region as a whole. The Asian financial markets have experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Fund's investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares were as follows:
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
06/30/26
Year Ended
12/31/25
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock International V.I. Fund
Class I
Shares sold .............................................
166,732 $ 2,005,470 537,316 $ 5,712,463
Shares issued in reinvestment of distributions ........................
— — 97,412 1,092,307
Shares redeemed .........................................
(499,370) (6,019,349) (1,535,692) (16,506,194)
(332,638) $ (4,013,879) (900,964) $ (9,701,424)

Glossary of Terms Used in these Financial Statements
2026
BlackRock Semi-Annual Financial Statements and Additional Information
16
Portfolio Abbreviation
NVDR Non-Voting Depository Receipts
PCL Public Company Limited

June 30, 2026
Not FDIC Insured - May Lose Value - No Bank Guarantee
2026 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock Large Cap Focus Growth V.I. Fund

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
June 30, 2026
BlackRock Large Cap Focus Growth V.I. Fund
2
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 4.6%
Howmet Aerospace, Inc. ............... 22,204 $ 5,969,768
L3Harris Technologies, Inc. ............. 11,921 3,464,123
TransDigm Group, Inc. ................ 2,330 3,103,653
12,537,544
Automobiles — 0.9%
Tesla, Inc.
(a)
........................ 5,889 2,476,913
Broadline Retail — 7.3%
Amazon.com, Inc.
(a)
.................. 83,700 19,949,058
Construction & Engineering — 2.9%
Quanta Services, Inc. ................. 10,965 7,895,239
Consumer Staples Distribution & Retail — 0.8%
Walmart, Inc. ....................... 20,088 2,275,167
Diversified Telecommunication Services — 1.7%
Space Exploration Technologies Corp. , Class A
(a)
26,599 4,544,705
Electrical Equipment — 4.1%
Eaton Corp. plc ..................... 14,986 6,385,835
Vertiv Holdings Co. , Class A ............ 14,315 4,792,948
11,178,783
Electronic Equipment, Instruments & Components — 2.2%
Flex Ltd.
(a)
......................... 37,227 6,033,380
Health Care REITs — 1.9%
Welltower, Inc. ...................... 22,372 5,077,773
Interactive Media & Services — 8.5%
Alphabet, Inc. , Class A ................ 37,988 13,575,771
Meta Platforms, Inc. , Class A ............ 17,178 9,676,196
23,251,967
IT Services — 3.9%
Snowflake, Inc. , Class A
(a)
.............. 41,801 10,638,354
Machinery — 3.2%
Caterpillar, Inc. ..................... 8,147 8,675,740
Metals & Mining — 1.8%
Wheaton Precious Metals Corp. .......... 43,641 4,901,757
Oil, Gas & Consumable Fuels — 2.5%
Diamondback Energy, Inc. .............. 28,109 4,941,000
EQT Corp. ........................ 35,651 1,895,564
6,836,564
Pharmaceuticals — 3.1%
Eli Lilly & Co. ...................... 7,124 8,544,739
Semiconductors & Semiconductor Equipment — 26.8%
Applied Materials, Inc. ................ 10,633 7,687,659
Broadcom, Inc. ..................... 33,940 12,820,835
Intel Corp.
(a)
....................... 57,701 8,056,791
Lam Research Corp. ................. 18,523 8,026,572
NVIDIA Corp. ...................... 183,273 36,671,094
73,262,951
Software — 13.6%
AppLovin Corp. , Class A
(a)
.............. 8,294 4,273,318
Datadog, Inc. , Class A
(a)
............... 26,412 6,876,628
Microsoft Corp. ..................... 35,884 13,385,450
Oracle Corp. ....................... 26,198 3,839,317
Palo Alto Networks, Inc.
(a)
.............. 26,173 8,925,516
37,300,229
Security
Shares
Shares Value
Specialized REITs — 2.3%
Equinix, Inc. ....................... 6,010 $ 6,264,764
Technology Hardware, Storage & Peripherals — 5.5%
Apple, Inc. ........................ 51,897 15,016,916
Total Common Stocks — 97 .6%
(Cost: $ 162,488,174 ) .............................. 266,662,543
Preferred Securities
Preferred Stocks — 2.1%
Interactive Media & Services — 2.1%
ByteDance Ltd. , Series E-1 , (Acquired 11/11/20 ,
cost $ 1,906,152 )
(a) (b) (c)
............... 17,396 5,814,439
Total Preferred Securities — 2 .1%
(Cost: $ 1,906,152 ) ............................... 5,814,439
Total Long-Term Investments — 99.7%
(Cost: $ 164,394,326 ) .............................. 272,476,982
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 3.54%
(d) (e)
.................. 1,675,170 1,675,170
Total Short-Term Securities — 0 .6%
(Cost: $ 1,675,170 ) ............................... 1,675,170
Total Investments — 100 .3%
(Cost: $ 166,069,496 ) .............................. 274,152,152
Liabilities in Excess of Other Assets — (0.3) % ............. (752,548)
Net Assets — 100.0% ...............................
$ 273,399,604
(a)
Non-income producing security.
(b)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $5,814,439, representing 2.13% of its net assets as of period end, and an original cost of $1,906,152.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Large Cap Focus Growth V.I. Fund
Schedule of Investments
3
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
Shares
Held at
06/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 2,664,209 $ — $ (989,039)
(a)
$ — $ — $ 1,675,170 1,675,170 $ 23,964 $ —
— —
(a)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Large Cap Focus Growth V.I. Fund
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 266,662,543 $ — $ — $ 266,662,543
Preferred Securities ....................................... — — 5,814,439 5,814,439
Short-Term Securities
Money Market Funds ...................................... 1,675,170 — — 1,675,170
$ 268,337,713 $ — $ 5,814,439 $ 274,152,152
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Preferred
Securities Total
Investments
Assets/Liabilities
Opening balance, as of December 31, 2025 ................................................................................... $ 4,499,823 $ 4,499,823
Transfers into Level 3 ................................................................................................. — —
Transfers out of Level 3 ................................................................................................ — —
Accrued discounts/premiums ............................................................................................. — —
Net realized gain .................................................................................................... — —
Net change in unrealized appreciation
(a) (b)
..................................................................................... 1,314,616 1,314,616
Purchases ......................................................................................................... — —
Sales ............................................................................................................ — —
Closing balance, as of June 30, 2026 .......................................................................................
$ 5,814,439 $ 5,814,439
Net change in unrealized appreciation on investments still held at June 30, 2026
(b)
..........................................................
$ 1,314,616 $ 1,314,616
(a)
Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2026 is generally due to investments no longer held or categorized as Level 3 at period end.

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Large Cap Focus Growth V.I. Fund
Schedule of Investments
5
(a)
A significant change in unobservable input could result in a correlated or inverse change in value.
See notes to financial statements.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s Level 3 financial instruments as of period end.
Value
Valuation
Approach Unobservable Inputs
(a)
Range of
Unobservable
Inputs Utilized
(a)
Weighted Average of
Unobservable Inputs
Based on Fair Value
Preferred Stocks ........................... $ 5,814,439 Market Revenue Multiple 1.8x —
$ 5,814,439

Statement of Assets and Liabilities
(unaudited)
June 30, 2026
2026
BlackRock Semi-Annual Financial Statements and Additional Information
6
BlackRock
Large Cap
Focus Growth
V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 272,476,982
Investments, at value — affiliated
(b)
.......................................................................................... 1,675,170
Receivables: –
Capital shares sold ................................................................................................... 134
Dividends — unaffiliated ............................................................................................... 16,521
Dividends — affiliated ................................................................................................. 3,232
Prepaid e xpenses ..................................................................................................... 2,357
Total a ssets .........................................................................................................
274,174,396
LIABILITIES
Payables: –
Capital shares redeemed ............................................................................................... 236,504
Distribution fees ..................................................................................................... 30,294
Interest expense .................................................................................................... 227
Investment advisory fees .............................................................................................. 144,739
Professional fees .................................................................................................... 92,643
Transfer agent fees .................................................................................................. 220,336
Other accrued expenses ............................................................................................... 50,049
Total li abilities ........................................................................................................
774,792
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 273,399,604
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 124,219,414
Accumulated earnings .................................................................................................. 149,180,190
NET ASSETS ........................................................................................................
$ 273,399,604
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 164,394,326
(b)
  Investments, at cost — affiliated ................................................................................... $ 1,675,170
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2026
7
Statement of Assets and Liabilities
See notes to financial statements.
BlackRock Large
Cap Focus
Growth V.I. Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 121,772,005
Shares outstanding ...................................................................................................
4,947,327
Net asset value .....................................................................................................
$ 24.61
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10
Class III
Net assets .........................................................................................................
$ 151,627,599
Shares outstanding ...................................................................................................
6,469,755
Net asset value .....................................................................................................
$ 23.44
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10

Statement of Operations
(unaudited)
Six Months Ended June 30, 2026
2026
BlackRock Semi-Annual Financial Statements and Additional Information
8
See notes to financial statements.
BlackRock
Large Cap
Focus Growth
V.I. Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 339,124
Dividends — affiliated ................................................................................................. 23,964
Foreign taxes withheld ................................................................................................ (1,305)
Total investment income .................................................................................................
361,783
EXPENSES
Investment advisory .................................................................................................. 831,212
Transfer agent — class specific .......................................................................................... 257,302
Distribution — class specific ............................................................................................ 175,574
Professional ....................................................................................................... 44,561
Accounting services .................................................................................................. 20,926
Directors and Officer ................................................................................................. 4,933
Custodian ......................................................................................................... 4,683
Printing and postage ................................................................................................. 3,421
Transfer agent ...................................................................................................... 2,342
Miscellaneous ...................................................................................................... 2,494
Total expenses excluding interest expense .....................................................................................
1,347,448
Interest expense .................................................................................................... 427
Total expenses .......................................................................................................
1,347,875
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (535)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (168,240)
Total expenses after fees waived and/or reimbursed ..............................................................................
1,179,100
Net investment loss ....................................................................................................
(817,317)
REALIZED AND UNREALIZED GAIN (LOSS) $ 31,158,979
Net realized gain from: $ –
Investments — unaffiliated ........................................................................................... 19,779,424
Foreign currency transactions ......................................................................................... 1,337
A
19,780,761
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 11,379,822
Foreign currency translations .......................................................................................... (1,604)
A
11,378,218
Net realized and unrealized gain ...........................................................................................
31,158,979
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 30,341,662

Statements of Changes in Net Assets
9
Statements of Changes in Net Assets
BlackRock Large Cap Focus Growth V.I.
Fund
Six Months Ended
06/30/26 (unaudited)
Year Ended
12/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment loss ................................................................................ $ (817,317) $ (1,372,570)
Net realized gain .................................................................................. 19,780,761  55,793,815
Net change in unrealized appreciation (depreciation) .......................................................... 11,378,218  (26,071,471)
Net increase in net assets resulting from operations ............................................................. 30,341,662  28,349,774
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Class I ........................................................................................ —  (19,039,782)
Class III ....................................................................................... —  (23,682,126)
Decrease in net assets resulting from distributions to shareholders ................................................... —  (42,721,908)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ........................................... (20,953,918) 3,866,500
NET ASSETS
Total increase (decrease) in net assets ..................................................................... 9,387,744  (10,505,634)
Beginning of period .................................................................................. 264,011,860  274,517,494
End of period ......................................................................................
$ 273,399,604  $ 264,011,860
(a)
  Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
10
BlackRock Large Cap Focus Growth V.I. Fund
Class I
Six Months
Ended
06/30/26
(unaudited)
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of period ............
$ 21.92  $ 23.21  $ 19.02  $ 12.67  $ 21.82  $ 21.58
Net investment loss
(a)
......................
( 0 .06 ) ( 0 .09 ) ( 0 .06 ) ( 0 .02 ) ( 0 .02 ) ( 0 .09 )
Net realized and unrealized gain (loss) ...........
2 .75  2 .74  6 .13  6 .70  ( 8 .23 ) 3 .89
Net increase (decrease) from investment operations ... 2.69  2.65  6.07  6.68  (8.25) 3.80
Distributions from net realized gain
(b)
............ —  (3.94) (1.88) (0.33) (0.90) (3.56)
Net asset value, end of period ................. $ 24.61  $ 21.92  $ 23.21  $ 19.02  $ 12.67  $ 21.82
Total Return
(c)
Based on net asset value ..................... 12.27%
(d)
11.80% 31.71% 52.86% (38.11)% 18.09%
Ratios to Average Net Assets
(e)
Total expen ses ............................
0.92%
(f)
0.90% 0.96% 0.93% 0.91% 0.90%
Total expenses after fees waived and/or reimbursed ...
0.78%
(f)
0.77% 0.78% 0.83% 0.79% 0.77%
Net investment loss .........................
(0.50)%
(f)
(0.39)% (0.25)% (0.15)% (0.11)% (0.40)%
Supplemental Data
Net assets, end of period (000) ................. $ 121,772  $ 120,434  $ 124,664  $ 106,676  $ 87,220  $ 150,211
Portfolio turnover rate ........................ 50% 64% 27% 27% 50% 52%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
11
Financial Highlights
BlackRock Large Cap Focus Growth V.I. Fund
Class III
Six Months
Ended
06/30/26
(unaudited)
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of period ............
$ 20.89  $ 22.35  $ 18.37  $ 12.25  $ 21.19  $ 21.10
Net investment loss
(a)
......................
( 0 .08 ) ( 0 .14 ) ( 0 .11 ) ( 0 .06 ) ( 0 .05 ) ( 0 .15 )
Net realized and unrealized gain (loss) ...........
2 .63  2 .62  5 .91  6 .47  ( 7 .99 ) 3 .80
Net increase (decrease) from investment operations ... 2.55  2.48  5.80  6.41  (8.04) 3.65
Distributions from net realized gain
(b)
............ —  (3.94) (1.82) (0.29) (0.90) (3.56)
Net asset value, end of period ................. $ 23.44  $ 20.89  $ 22.35  $ 18.37  $ 12.25  $ 21.19
Total Return
(c)
Based on net asset value ..................... 12.21%
(d)
11.48% 31.39% 52.47% (38.25)% 17.78%
Ratios to Average Net Assets
(e)
Total expen ses ............................
1.17%
(f)
1.15% 1.22% 1.21% 1.18% 1.16%
Total expenses after fees waived and/or reimbursed ...
1.03%
(f)
1.02% 1.03% 1.08% 1.04% 1.02%
Net investment loss .........................
(0.75)%
(f)
(0.64)% (0.50)% (0.40)% (0.36)% (0.65)%
Supplemental Data
Net assets, end of period (000) ................. $ 151,628  $ 143,578  $ 149,854  $ 134,133  $ 83,884  $ 162,772
Portfolio turnover rate ........................ 50% 64% 27% 27% 50% 52%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
12
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Large
Cap Focus Growth V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2026 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian, which at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as

Notes to Financial Statements
(unaudited) (continued)
13
Notes to Financial Statements
disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/
or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Certain information made available by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
14
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of  0.25 % based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the six months ended June 30, 2026, the class specific distribution fees borne directly by Class III were $175,574.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific in the Statement of Operations . For the six months ended June 30, 2026 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the six months ended June 30, 2026, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements : The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2027. The
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.65%
$1 billion - $3 billion ..................................................................................................... 0.61
$3 billion - $5 billion ..................................................................................................... 0.59
$5 billion - $10 billion .................................................................................................... 0.57
Greater than $10 billion ................................................................................................... 0.55
Class I Class III Total
Transfer agent fees - class specific .................................................................... $ 115,093 $ 142,209 $ 257,302

Notes to Financial Statements
(unaudited) (continued)
15
Notes to Financial Statements
contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act
(“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months  ended June 30, 2026 , the amount waived was $ 535 .
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2027. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2026, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain networking and operational/recordkeeping fees (transfer agent fees) in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2027, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the
Manager — class specific in the Statement of Operations. For the six months ended June 30, 2026, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit net total annual operating expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2027, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2026, there were no fees waived and/or reimbursed by the Manager pursuant to this agreement.
In addition, these amounts waived and/or reimbursed by the Manager are included in and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statement of Operations. For the six months ended June 30, 2026, class specific expense waivers and/or reimbursements were as follows:
Directors and Officers:  Certain directors and/or officers of the  Company  are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors  and Officer in the Statement of Operations.
6. PURCHASES AND SALES
For the six months ended June 30, 2026, purchases and sales of investments, excluding short-term securities, were $129,756,264 and $149,983,623, respectively.
7. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
Class I ................................................................................................................
0 .07%
Class III ...............................................................................................................
0 .07
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 74,739
Class III ...................................................................................................... 93,048
$ 167,787
Class I Class III
Expense Limitations .................................................................................. 0 .79% 1 .04%
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 205
Class III ...................................................................................................... 248
$ 453

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
16
As of June 30, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b)
the Fed Funds rate (but in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2027 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2026, the Fund did not borrow under the credit agreement.
9.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Large Cap Focus Growth V.I. Fund .............................. $ 166,071,018 $ 111,003,314 $ (2,922,180) $ 108,081,134

Notes to Financial Statements
(unaudited) (continued)
17
Notes to Financial Statements
growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
As of period end, the Fund’s investments had the following industry classifications:
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
INDUSTRY ALLOCATION
Industry
Percent of
Long-Term
Investments
Semiconductors & Semiconductor Equipment ................................................................................... 26 .9%
Software ........................................................................................................... 13 .7
Interactive Media & Services .............................................................................................. 10 .7
Broadline Retail ....................................................................................................... 7 .3
Technology Hardware, Storage & Peripherals ................................................................................... 5 .5
Other
(a)
............................................................................................................. 35 .9
(a)
All other industries held were less than 5% of long-term investments.
Six Months Ended
06/30/26
Year Ended
12/31/25
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Large Cap Focus Growth V.I. Fund
Class I
Shares sold .............................................
110,991 $ 2,508,581 308,653 $ 6,925,798
Shares issued in reinvestment of distributions ........................
— — 863,473 19,039,782
Shares redeemed .........................................
(658,875) (14,771,902) (1,047,779) (24,457,101)
(547,884) $ (12,263,321) 124,347 $ 1,508,479
Class III
Shares sold .............................................
439,923 $ 9,151,086 810,562 $ 18,414,183
Shares issued in reinvestment of distributions ........................
— — 1,124,760 23,682,126
Shares redeemed .........................................
(842,071) (17,841,683) (1,768,075) (39,738,288)
(402,148) $ (8,690,597) 167,247 $ 2,358,021
(950,032) $ (20,953,918) 291,594 $ 3,866,500

Glossary of Terms Used in these Financial Statements
2026
BlackRock Semi-Annual Financial Statements and Additional Information
18
Portfolio Abbreviation
REIT Real Estate Investment Trust

June 30, 2026
Not FDIC Insured - May Lose Value - No Bank Guarantee
2026 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock Managed Volatility V.I. Fund

Derivative Financial Instruments
2026
BlackRock Semi-Annual Financial Statements and Additional Information
2
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Schedule of Investments
(unaudited)
June 30, 2026
BlackRock Managed Volatility V.I. Fund
Schedule of Investments
3
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.8%
Airbus SE ......................... 645 $ 143,507
BAE Systems plc .................... 4,626 113,368
Dassault Aviation SA ................. 69 22,665
Elbit Systems Ltd. ................... 24 18,249
GE Aerospace ...................... 908 339,347
General Dynamics Corp. ............... 598 211,836
HEICO Corp. , Class A ................. 124 31,981
Honeywell Aerospace, Inc.
(a)
............ 1,667 368,540
Kongsberg Gruppen ASA .............. 724 21,818
L3Harris Technologies, Inc. ............. 110 31,965
Leonardo SpA ...................... 478 25,664
Lockheed Martin Corp. ................ 325 165,575
Northrop Grumman Corp. .............. 217 110,520
Rolls-Royce Holdings plc .............. 6,848 131,274
RTX Corp. ........................ 2,180 413,611
Saab AB , Class B ................... 684 35,660
Safran SA ......................... 813 320,388
Singapore Technologies Engineering Ltd. .... 11,200 90,209
Thales SA ......................... 200 51,400
2,647,577
Air Freight & Logistics — 0.8%
CH Robinson Worldwide, Inc. ........... 353 66,484
Deutsche Post AG ................... 1,876 114,054
DSV A/S .......................... 184 43,783
Expeditors International of Washington, Inc. .. 1,126 183,515
FedEx Corp. ....................... 1,126 352,584
GXO Logistics, Inc.
(a)
................. 1,195 60,587
United Parcel Service, Inc. , Class B ....... 2,779 298,743
1,119,750
Automobile Components — 0.1%
Cie Generale des Etablissements Michelin SCA 1,165 45,004
Sumitomo Electric Industries Ltd. ......... 3,200 59,383
104,387
Automobiles — 0.4%
Tesla, Inc.
(a)
........................ 1,308 550,145
Banks — 5.5%
Banca Monte dei Paschi di Siena SpA ...... 2,294 28,508
Banco Bilbao Vizcaya Argentaria SA ....... 9,907 249,427
Banco BPM SpA .................... 1,170 20,232
Banco de Sabadell SA ................ 5,984 21,204
Banco Santander SA ................. 29,863 414,494
Bank Hapoalim BM .................. 1,582 36,490
Bank Leumi Le-Israel BM .............. 1,749 39,140
Bank of America Corp. ................ 14,016 798,632
Bank of Ireland Group plc .............. 1,406 28,012
Barclays plc ....................... 27,306 182,977
BNP Paribas SA .................... 2,400 280,304
Citigroup, Inc. ...................... 3,168 443,393
Citizens Financial Group, Inc. ........... 3,113 218,128
Commerzbank AG
(a)
.................. 865 35,778
Commonwealth Bank of Australia ......... 2,339 266,562
Credit Agricole SA ................... 2,332 46,904
Danske Bank A/S .................... 1,687 90,428
DBS Group Holdings Ltd. .............. 2,700 136,714
Fukuoka Financial Group, Inc. ........... 500 21,211
HSBC Holdings plc .................. 27,985 529,177
Intesa Sanpaolo SpA ................. 71,593 492,079
Israel Discount Bank Ltd. , Class A ........ 1,444 14,298
JPMorgan Chase & Co. ............... 4,772 1,562,019
Mitsubishi UFJ Financial Group, Inc. ....... 20,100 400,451
National Australia Bank Ltd. ............. 2,717 71,345
Security
Shares
Shares Value
Banks (continued)
NatWest Group plc ................... 10,956 $ 96,675
Nordea Bank Abp ................... 1,494 28,351
PNC Financial Services Group, Inc. (The) ... 651 160,289
Skandinaviska Enskilda Banken AB , Class A . 2,421 48,205
Societe Generale SA ................. 925 81,872
Standard Chartered plc ................ 5,978 161,660
Sumitomo Mitsui Financial Group, Inc. ...... 1,500 58,799
Svenska Handelsbanken AB , Class A ...... 5,116 75,284
Swedbank AB , Class A ................ 920 34,367
Truist Financial Corp. ................. 2,028 101,035
UniCredit SpA ...................... 861 77,162
US Bancorp ....................... 3,253 196,481
Wells Fargo & Co. ................... 6,496 536,829
Western Alliance Bancorp .............. 724 59,513
Westpac Banking Corp. ............... 652 15,886
8,160,315
Beverages — 0.2%
Coca-Cola Co. (The) ................. 2,666 216,666
Coca-Cola Consolidated, Inc. ............ 258 49,257
Coca-Cola HBC AG .................. 1,000 65,186
331,109
Biotechnology — 0.7%
AbbVie, Inc. ....................... 2,298 578,269
Amgen, Inc. ....................... 616 223,066
Ascendis Pharma A/S
(a)
................ 50 13,336
CSL Ltd. .......................... 627 50,025
Gilead Sciences, Inc. ................. 898 113,453
Regeneron Pharmaceuticals, Inc. ......... 193 120,343
1,098,492
Broadline Retail — 2.7%
Amazon.com, Inc.
(a)
.................. 14,196 3,383,475
eBay, Inc. ......................... 752 84,036
Etsy, Inc.
(a)
........................ 377 28,399
Global-e Online Ltd.
(a)
................. 1,105 38,377
MercadoLibre, Inc.
(a)
.................. 113 191,805
Mercari, Inc.
(a)
...................... 500 12,616
Prosus NV , Class N .................. 883 38,370
Sea Ltd. , ADR, Class A
(a)
............... 1,067 102,251
Wesfarmers Ltd. .................... 1,211 75,788
3,955,117
Building Products — 0.2%
Johnson Controls International plc ........ 1,070 156,338
Kingspan Group plc .................. 176 16,095
Trane Technologies plc ................ 149 73,183
245,616
Capital Markets — 2.3%
3i Group plc ....................... 2,831 93,094
Ameriprise Financial, Inc. .............. 139 63,768
Amundi SA
(b) (c)
...................... 567 54,429
Ares Management Corp. , Class A ......... 228 25,379
Bank of New York Mellon Corp. (The) ...... 209 30,223
Charles Schwab Corp. (The) ............ 6,048 558,049
CME Group, Inc. , Class A .............. 737 162,752
Daiwa Securities Group, Inc. ............ 9,500 94,219
Deutsche Boerse AG ................. 200 54,550
Euronext NV
(b) (c)
..................... 371 59,342
FactSet Research Systems, Inc. .......... 150 34,512
Goldman Sachs Group, Inc. (The) ........ 478 483,435
Hong Kong Exchanges & Clearing Ltd. ..... 1,700 79,096
Intercontinental Exchange, Inc. .......... 606 74,605
Julius Baer Group Ltd. ................ 899 77,674
London Stock Exchange Group plc ........ 1,067 115,359

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Managed Volatility V.I. Fund
4
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Capital Markets (continued)
Macquarie Group Ltd. ................. 1,371 $ 238,340
Morgan Stanley ..................... 1,960 409,718
Nasdaq, Inc. ....................... 1,042 82,130
Nomura Holdings, Inc. ................ 14,900 130,821
Robinhood Markets, Inc. , Class A
(a)
........ 711 71,299
S&P Global, Inc. .................... 293 119,327
SBI Holdings, Inc. ................... 3,000 49,196
Schroders plc ...................... 835 6,508
St. James's Place plc ................. 2,147 34,521
State Street Corp. ................... 125 21,200
Stifel Financial Corp. ................. 436 30,420
Swissquote Group Holding SA (Registered) .. 730 34,242
UBS Group AG (Registered) ............ 1,855 91,936
Virtu Financial, Inc. , Class A ............. 1,415 84,291
3,464,435
Chemicals — 0.8%
Air Liquide SA ...................... 987 195,453
Air Products & Chemicals, Inc. ........... 633 185,583
Albemarle Corp. .................... 604 81,558
BASF SE ......................... 515 27,529
CF Industries Holdings, Inc. ............. 512 55,429
Dow, Inc. ......................... 5,009 137,046
Linde plc ......................... 99 51,375
LyondellBasell Industries NV , Class A ...... 2,822 148,578
Mitsubishi Gas Chemical Co., Inc. ........ 900 28,472
Orica Ltd. ......................... 979 16,055
Resonac Holdings Corp. ............... 100 11,124
Sherwin-Williams Co. (The) ............. 169 58,190
Shin-Etsu Chemical Co. Ltd. ............ 3,300 143,845
Sumitomo Chemical Co. Ltd. ............ 6,000 19,148
Tokyo Ohka Kogyo Co. Ltd. ............. 800 56,838
Tosoh Corp. ....................... 2,300 41,770
1,257,993
Commercial Services & Supplies — 0.9%
Brambles Ltd. ...................... 10,327 139,436
Clean Harbors, Inc.
(a)
................. 184 54,970
Dai Nippon Printing Co. Ltd. ............ 700 12,844
Republic Services, Inc. , Class A .......... 1,403 298,951
Securitas AB , Class B ................. 887 14,567
Tetra Tech, Inc. ..................... 746 21,552
TOPPAN Holdings, Inc. ................ 900 28,537
Veralto Corp. ....................... 1,379 122,290
Waste Connections, Inc. ............... 740 123,350
Waste Management, Inc. ............... 2,136 476,072
1,292,569
Communications Equipment — 1.2%
Arista Networks, Inc.
(a)
................ 1,881 319,544
Ciena Corp.
(a)
...................... 173 84,867
Cisco Systems, Inc. .................. 5,682 667,408
Lumentum Holdings, Inc.
(a)
............. 172 147,586
Motorola Solutions, Inc.
(d)
.............. 713 296,102
Nokia OYJ ........................ 9,326 124,374
Telefonaktiebolaget LM Ericsson , Class B ... 2,609 29,259
Viavi Solutions, Inc.
(a)
................. 771 36,815
1,705,955
Construction & Engineering — 0.5%
AECOM .......................... 1,388 96,882
Bouygues SA ...................... 588 32,836
Eiffage SA ........................ 220 32,451
EMCOR Group, Inc. .................. 40 33,195
Ferrovial NV ....................... 721 49,418
Kajima Corp. ....................... 1,900 69,261
Kandenko Co. Ltd. ................... 400 16,697
Security
Shares
Shares Value
Construction & Engineering (continued)
MasTec, Inc.
(a)
...................... 140 $ 58,248
Obayashi Corp. ..................... 4,400 88,918
Penta-Ocean Construction Co. Ltd. ........ 1,500 15,882
Quanta Services, Inc. ................. 28 20,161
Shimizu Corp. ...................... 1,800 28,505
Skanska AB , Class B ................. 2,197 58,774
Stantec, Inc. ....................... 233 16,070
Taisei Corp. ....................... 400 35,409
Vinci SA .......................... 868 126,770
779,477
Consumer Finance — 0.5%
Ally Financial, Inc. ................... 1,851 85,053
American Express Co. ................ 972 328,779
Capital One Financial Corp. ............. 1,822 365,530
779,362
Consumer Staples Distribution & Retail — 1.1%
Aeon Co. Ltd. ...................... 2,000 16,540
Casey's General Stores, Inc. ............ 68 54,046
Costco Wholesale Corp. ............... 620 579,991
Dollar General Corp. ................. 603 69,411
Koninklijke Ahold Delhaize NV ........... 1,025 41,248
Kroger Co. (The) .................... 1,269 70,468
Loblaw Cos. Ltd. .................... 1,150 52,171
Seven & i Holdings Co. Ltd. ............. 2,400 28,782
Walmart, Inc. ....................... 5,700 645,582
1,558,239
Diversified REITs — 0.0%
Charter Hall Group
(e)
.................. 939 14,873
GPT Group (The)
(e)
................... 4,612 15,565
Land Securities Group plc .............. 1,949 16,791
47,229
Diversified Telecommunication Services — 0.7%
AT&T, Inc. ......................... 8,729 180,690
Comcast Corp. , Class A ............... 6,930 170,132
Deutsche Telekom AG (Registered) ....... 7,148 194,885
Quebecor, Inc. , Class B ............... 548 26,155
Singapore Telecommunications Ltd. ....... 49,700 169,677
Sunrise Communications AG , Class A ...... 442 21,988
Telecom Italia SpA
(a)
.................. 963 8,768
Telia Co. AB ....................... 11,748 57,223
Verizon Communications, Inc. ........... 4,339 183,713
1,013,231
Electric Utilities — 0.7%
BKW AG ......................... 80 13,452
Edison International .................. 294 21,888
EDP SA .......................... 3,219 16,816
Exelon Corp. ....................... 516 24,056
Iberdrola SA ....................... 14,260 354,925
NextEra Energy, Inc. ................. 4,411 387,154
PG&E Corp. ....................... 6,605 111,096
Tokyo Electric Power Co. Holdings, Inc.
(a) (d)
... 7,500 21,430
Xcel Energy, Inc. .................... 1,421 114,106
1,064,923
Electrical Equipment — 1.9%
ABB Ltd. (Registered) ................. 5,011 545,093
Accelleron Industries AG ............... 133 13,659
AMETEK, Inc. ...................... 736 178,068
Bloom Energy Corp. , Class A
(a)
........... 312 94,443
Eaton Corp. plc ..................... 315 134,228
Fujikura Ltd. ....................... 2,700 107,033
Furukawa Electric Co. Ltd. .............. 1,000 30,077

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Managed Volatility V.I. Fund
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electrical Equipment (continued)
GE Vernova, Inc. .................... 466 $ 547,485
Generac Holdings, Inc.
(a)
............... 80 23,425
Mitsubishi Electric Corp. ............... 6,000 220,047
Nordex SE
(a)
....................... 341 17,991
nVent Electric plc .................... 494 83,787
Rockwell Automation, Inc. .............. 116 57,429
Schneider Electric SE ................. 301 98,495
Siemens Energy AG .................. 1,726 329,047
Vertiv Holdings Co. , Class A ............ 775 259,486
Vestas Wind Systems A/S .............. 2,531 71,661
2,811,454
Electronic Equipment, Instruments & Components — 1.2%
Amphenol Corp. , Class A .............. 2,079 366,569
Anritsu Corp. ....................... 600 16,508
Arrow Electronics, Inc.
(a)
............... 50 10,671
Avnet, Inc. ........................ 134 11,902
Celestica, Inc.
(a)
..................... 54 19,694
Coherent Corp.
(a)
.................... 293 115,580
Corning, Inc. ....................... 859 219,414
Flex Ltd.
(a)
......................... 256 41,490
Hamamatsu Photonics KK .............. 1,300 21,725
Hexagon AB , Class B ................. 5,047 41,756
Horiba Ltd. ........................ 100 17,170
Ibiden Co. Ltd. ...................... 300 45,294
Jabil, Inc. ......................... 379 146,097
Keyence Corp. ..................... 100 50,549
Keysight Technologies, Inc.
(a)
............ 429 150,180
Kyocera Corp. ...................... 1,800 39,920
Murata Manufacturing Co. Ltd. ........... 2,800 200,997
TDK Corp. ........................ 1,400 31,408
TE Connectivity plc .................. 591 119,152
Teledyne Technologies, Inc.
(a)
............ 98 65,356
1,731,432
Energy Equipment & Services — 0.2%
Halliburton Co. ..................... 7,715 261,924
TechnipFMC plc ..................... 986 65,372
327,296
Entertainment — 1.0%
Electronic Arts, Inc. .................. 273 55,976
Netflix, Inc.
(a)
....................... 9,203 657,094
Nintendo Co. Ltd. .................... 1,300 54,652
Spotify Technology SA
(a)
............... 761 349,398
Walt Disney Co. (The) ................ 2,816 271,040
Warner Bros Discovery, Inc.
(a)
........... 2,792 74,435
1,462,595
Financial Services — 1.4%
Berkshire Hathaway, Inc. , Class B
(a)
....... 2,200 1,100,858
Block, Inc. , Class A
(a)
................. 468 35,568
Edenred SE ....................... 573 14,730
Fidelity National Information Services, Inc. ... 385 14,969
M&G plc .......................... 9,749 43,494
Mastercard, Inc. , Class A ............... 916 470,457
Visa, Inc. , Class A ................... 935 320,789
2,000,865
Food Products — 0.4%
Archer-Daniels-Midland Co. ............. 559 42,708
Bunge Global SA .................... 141 15,049
Chocoladefabriken Lindt & Spruengli AG .... 7 81,317
Chocoladefabriken Lindt & Spruengli AG
(Registered) ..................... 1 118,812
Kerry Group plc , Class A ............... 268 24,584
MEIJI Holdings Co. Ltd. ............... 2,100 48,783
Security
Shares
Shares Value
Food Products (continued)
Nestle SA (Registered) ................ 2,446 $ 250,874
Tyson Foods, Inc. , Class A ............. 270 15,458
597,585
Gas Utilities — 0.0%
Brookfield Infrastructure Corp. , Class A ..... 624 24,063
Snam SpA ........................ 4,894 35,330
Tokyo Gas Co. Ltd. .................. 400 15,146
74,539
Ground Transportation — 0.2%
CSX Corp. ........................ 1,686 80,136
Fedex Freight Holding Co., Inc.
(a)
......... 525 79,275
Norfolk Southern Corp. ................ 260 81,793
Uber Technologies, Inc.
(a)
.............. 1,075 77,572
Union Pacific Corp. .................. 108 29,376
348,152
Health Care Equipment & Supplies — 0.3%
Abbott Laboratories .................. 1,758 159,521
Boston Scientific Corp.
(a)
............... 594 25,352
EssilorLuxottica SA .................. 620 116,418
Medtronic plc ...................... 2,327 182,041
483,332
Health Care Providers & Services — 0.7%
Cardinal Health, Inc. .................. 655 155,602
Cencora, Inc. ...................... 131 37,070
Centene Corp.
(a)
.................... 340 21,825
CVS Health Corp. ................... 1,920 198,624
Elevance Health, Inc. ................. 151 58,396
McKesson Corp. .................... 263 198,723
UnitedHealth Group, Inc. ............... 1,004 417,292
1,087,532
Health Care REITs — 0.0%
Welltower, Inc. ...................... 133 30,187
Hotels, Restaurants & Leisure — 0.3%
Airbnb, Inc. , Class A
(a)
................. 115 16,456
Aristocrat Leisure Ltd. ................. 4,765 201,929
Booking Holdings, Inc. ................ 634 113,004
Chipotle Mexican Grill, Inc. , Class A
(a)
...... 511 17,374
Expedia Group, Inc. .................. 61 15,609
Galaxy Entertainment Group Ltd. ......... 12,000 45,174
409,546
Household Durables — 0.3%
Barratt Redrow plc ................... 3,654 13,627
Berkeley Group Holdings plc
(a)
........... 799 37,061
Garmin Ltd. ........................ 296 70,312
Panasonic Holdings Corp. .............. 1,800 50,640
Persimmon plc ..................... 1,755 24,469
Sekisui House Ltd. ................... 6,000 124,738
Sony Group Corp. ................... 5,700 114,707
Taylor Wimpey plc ................... 11,228 12,015
447,569
Household Products — 0.7%
Church & Dwight Co., Inc. .............. 575 55,706
Colgate-Palmolive Co. ................ 217 19,895
Essity AB , Class B ................... 376 10,646
Procter & Gamble Co. (The) ............ 5,648 828,223
Reckitt Benckiser Group plc ............. 1,351 87,995
1,002,465
Independent Power and Renewable Electricity Producers — 0.5%
AES Corp. (The) .................... 197 2,888
Orsted A/S
(a) (b) (c)
..................... 2,506 56,334

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Managed Volatility V.I. Fund
6
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Independent Power and Renewable Electricity Producers
(continued)
RWE AG ......................... 5,074 $ 328,136
Talen Energy Corp.
(a)
................. 222 85,305
Vistra Corp. ....................... 1,352 214,468
687,131
Industrial Conglomerates — 1.0%
3M Co. ........................... 3,647 590,486
Hitachi Ltd. ........................ 7,000 193,733
Honeywell International, Inc. ............ 1,667 373,241
Siemens AG (Registered) .............. 813 261,385
1,418,845
Industrial REITs — 0.1%
Prologis, Inc. ....................... 956 129,509
Segro plc ......................... 3,824 44,361
173,870
Insurance — 1.2%
Ageas SA ......................... 795 63,609
AIA Group Ltd. ..................... 20,600 188,598
Allianz SE (Registered) ................ 571 270,282
American International Group, Inc. ........ 2,135 159,121
Aon plc , Class A .................... 170 56,387
Arch Capital Group Ltd.
(a)
.............. 503 48,821
ASR Nederland NV .................. 412 31,115
AXA SA .......................... 3,623 181,546
Brighthouse Financial, Inc.
(a)
............ 70 4,431
Chubb Ltd. ........................ 113 38,504
Daiichi Life Group, Inc. ................ 6,300 68,788
Globe Life, Inc. ..................... 88 15,724
Hartford Insurance Group, Inc. (The) ....... 264 34,985
Helvetia Baloise Holding AG ............ 14 3,611
Japan Post Holdings Co. Ltd. ............ 6,300 84,679
Marsh & McLennan Cos., Inc. ........... 389 64,835
Muenchener Rueckversicherungs-Gesellschaft
AG (Registered) .................. 57 31,832
NN Group NV ...................... 1,453 127,383
Progressive Corp. (The) ............... 241 52,646
Tokio Marine Holdings, Inc. ............. 1,500 65,953
Travelers Cos., Inc. (The) .............. 376 124,125
Tryg A/S .......................... 1,971 44,866
Zurich Insurance Group AG ............. 42 31,065
1,792,906
Interactive Media & Services — 4.3%
Alphabet, Inc. , Class A ................ 7,351 2,627,027
Alphabet, Inc. , Class C ................ 6,157 2,175,453
LY Corp. .......................... 22,300 59,353
Meta Platforms, Inc. , Class A ............ 2,542 1,431,883
6,293,716
IT Services — 0.6%
Accenture plc , Class A ................ 1,677 208,686
Akamai Technologies, Inc.
(a)
............. 93 10,993
Capgemini SE ...................... 222 22,287
CGI, Inc. , Class A ................... 223 14,414
Cloudflare, Inc. , Class A
(a)
.............. 53 13,000
Fujitsu Ltd. ........................ 7,300 145,051
International Business Machines Corp. ..... 1,071 301,176
NEC Corp. ........................ 6,800 164,168
Nomura Research Institute Ltd. .......... 1,100 30,859
910,634
Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc. .............. 882 117,156
Danaher Corp. ..................... 271 51,620
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
Eurofins Scientific SE ................. 282 $ 22,068
Thermo Fisher Scientific, Inc. ............ 454 227,617
418,461
Machinery — 1.2%
Atlas Copco AB , Class B ............... 4,449 78,872
Caterpillar, Inc. ..................... 790 841,271
Deere & Co. ....................... 125 79,291
IHI Corp. ......................... 1,000 16,883
Illinois Tool Works, Inc. ................ 393 106,295
Kawasaki Heavy Industries Ltd. .......... 1,500 27,146
Mitsubishi Heavy Industries Ltd. .......... 7,100 161,331
Mueller Industries, Inc. ................ 307 37,740
NGK Corp. ........................ 600 28,278
Parker-Hannifin Corp. ................. 287 280,720
Sandvik AB ........................ 807 33,325
Schindler Holding AG ................. 82 27,183
Symbotic, Inc. , Class A
(a)
............... 237 10,653
Techtronic Industries Co. Ltd. ............ 1,500 24,962
VAT Group AG
(b) (c)
................... 57 49,984
Volvo AB , Class B ................... 667 22,689
Yaskawa Electric Corp. ................ 400 17,643
1,844,266
Marine Transportation — 0.3%
AP Moller - Maersk A/S , Class A .......... 22 50,782
AP Moller - Maersk A/S , Class B .......... 49 116,402
Kirby Corp.
(a)
....................... 546 74,240
Mitsui OSK Lines Ltd. ................. 3,700 118,527
Nippon Yusen KK .................... 900 29,110
389,061
Media — 0.3%
Charter Communications, Inc. , Class A
(a)
.... 91 12,941
EchoStar Corp. , Class A
(a)
.............. 382 38,773
Fox Corp. , Class A ................... 1,111 57,950
Fox Corp. , Class B ................... 2,433 113,961
Informa plc ........................ 5,500 65,987
New York Times Co. (The) , Class A ........ 374 26,172
Omnicom Group, Inc. ................. 543 39,547
Publicis Groupe SA .................. 443 43,779
Trade Desk, Inc. (The) , Class A
(a)
......... 2,126 38,438
WPP plc .......................... 1,452 4,504
442,052
Multi-Utilities — 0.6%
AGL Energy Ltd. .................... 2,739 15,848
Centrica plc ....................... 9,881 22,393
Dominion Energy, Inc. ................. 930 63,510
DTE Energy Co. .................... 1,152 175,530
Engie SA ......................... 2,677 84,257
National Grid plc .................... 10,931 180,293
Sempra .......................... 2,913 270,064
Veolia Environnement SA .............. 2,285 95,219
907,114
Office REITs — 0.0%
Gecina SA ........................ 208 17,477
Oil, Gas & Consumable Fuels — 2.4%
BP plc ........................... 36,406 224,397
Chevron Corp. ...................... 4,368 724,040
ConocoPhillips ..................... 2,164 224,970
ENEOS Holdings, Inc. ................ 19,300 142,866
EOG Resources, Inc. ................. 752 97,557
Equinor ASA ....................... 1,088 34,308
Exxon Mobil Corp. ................... 6,092 832,898

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Managed Volatility V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan, Inc. .................. 1,223 $ 39,099
Marathon Petroleum Corp. ............. 651 166,441
Phillips 66 ......................... 86 14,538
Repsol SA ........................ 940 23,486
Santos Ltd. ........................ 24,546 121,770
Shell plc .......................... 12,113 470,651
Targa Resources Corp. ................ 251 67,303
TotalEnergies SE .................... 2,862 221,306
Valero Energy Corp. .................. 376 97,925
3,503,555
Passenger Airlines — 0.0%
Qantas Airways Ltd. .................. 4,197 30,837
Personal Care Products — 0.2%
Estee Lauder Cos., Inc. (The) , Class A ..... 485 38,291
Kao Corp. ......................... 600 11,891
Kenvue, Inc. ....................... 1,892 36,156
Unilever plc ........................ 2,561 153,833
240,171
Pharmaceuticals — 2.7%
Astellas Pharma, Inc. ................. 1,800 24,078
AstraZeneca plc .................... 2,474 461,907
Bristol-Myers Squibb Co. ............... 1,608 92,653
Chugai Pharmaceutical Co. Ltd. .......... 700 32,335
Daiichi Sankyo Co. Ltd. ................ 2,100 33,769
Eli Lilly & Co. ...................... 743 891,176
Galderma Group AG .................. 55 12,510
GSK plc .......................... 6,197 162,689
Haleon plc ........................ 9,317 42,934
Ipsen SA ......................... 204 39,315
Johnson & Johnson .................. 2,531 642,798
Merck & Co., Inc. .................... 2,214 284,499
Novartis AG (Registered) .............. 2,396 374,477
Novo Nordisk A/S , Class B ............. 3,575 171,696
Ono Pharmaceutical Co. Ltd. ............ 2,200 32,339
Pfizer, Inc. ........................ 8,728 210,170
Roche Holding AG ................... 704 289,405
Sanofi SA ......................... 2,419 206,833
4,005,583
Professional Services — 1.4%
ALS Ltd. .......................... 1,141 18,111
Automatic Data Processing, Inc. .......... 1,551 347,346
BayCurrent, Inc. .................... 1,700 63,448
Booz Allen Hamilton Holding Corp. , Class A .. 734 44,532
Bureau Veritas SA ................... 552 16,907
CACI International, Inc. , Class A
(a)
........ 26 12,045
Computershare Ltd. .................. 6,402 169,544
Equifax, Inc. ....................... 352 55,869
Experian plc ....................... 4,304 145,060
Intertek Group plc ................... 54 4,157
Jacobs Solutions, Inc. ................. 1,211 152,586
Leidos Holdings, Inc. ................. 1,028 105,853
Paylocity Holding Corp.
(a)
.............. 170 17,770
Planet Labs PBC , Class A
(a)
............. 1,589 52,644
Recruit Holdings Co. Ltd. .............. 4,200 292,232
RELX plc ......................... 2,555 80,750
SGS SA (Registered) ................. 1,300 150,752
SS&C Technologies Holdings, Inc. ........ 2,218 137,627
Thomson Reuters Corp.
(d)
.............. 1,771 144,652
Wolters Kluwer NV ................... 721 46,620
2,058,505
Security
Shares
Shares Value
Real Estate Management & Development — 0.2%
CBRE Group, Inc. , Class A
(a)
............ 628 $ 84,585
Daiwa House Industry Co. Ltd. ........... 5,800 157,161
Sino Land Co. Ltd. ................... 14,000 18,388
Tokyo Tatemono Co. Ltd. ............... 1,600 32,644
Tokyu Fudosan Holdings Corp. ........... 2,600 20,832
313,610
Residential REITs — 0.0%
AvalonBay Communities, Inc. ........... 119 22,454
Retail REITs — 0.0%
NNN REIT, Inc. ..................... 1,405 65,375
Semiconductors & Semiconductor Equipment — 12.5%
Advanced Micro Devices, Inc.
(a)
.......... 2,132 1,238,500
Advantest Corp. ..................... 1,000 205,728
Analog Devices, Inc. .................. 878 348,715
Applied Materials, Inc. ................ 1,202 869,046
ARM Holdings plc , ADR
(a)
.............. 94 33,330
ASM International NV ................. 13 14,950
ASML Holding NV ................... 561 1,110,879
Broadcom, Inc. ..................... 6,045 2,283,499
Disco Corp. ........................ 100 52,023
First Solar, Inc.
(a)
.................... 51 12,034
Infineon Technologies AG .............. 605 56,992
Intel Corp.
(a)
....................... 6,275 876,178
Kioxia Holdings Corp.
(a)
................ 400 232,492
KLA Corp. ......................... 1,700 512,907
Lam Research Corp. ................. 1,705 738,828
Lasertec Corp. ..................... 100 31,764
Marvell Technology, Inc. ............... 1,118 333,041
Microchip Technology, Inc. .............. 1,266 115,459
Micron Technology, Inc. ................ 1,505 1,737,206
NVIDIA Corp. ...................... 30,825 6,167,774
NXP Semiconductors NV .............. 191 53,677
QUALCOMM, Inc. ................... 1,290 238,379
STMicroelectronics NV ................ 2,321 171,687
SUMCO Corp. ...................... 700 17,751
Teradyne, Inc. ...................... 278 134,508
Texas Instruments, Inc. ................ 1,343 400,308
Tokyo Electron Ltd. .................. 700 339,398
Tower Semiconductor Ltd.
(a)
............. 86 22,415
Tower Semiconductor Ltd.
(a)
............. 87 22,526
18,371,994
Software — 3.6%
Adobe, Inc.
(a)
....................... 171 35,058
AppLovin Corp. , Class A
(a)
.............. 187 96,348
Autodesk, Inc.
(a)
..................... 102 19,831
Crowdstrike Holdings, Inc. , Class A
(a)
....... 306 233,521
CyberArk Software, Inc.
(a)
.............. 45 2,025
Dassault Systemes SE ................ 1,961 39,999
Datadog, Inc. , Class A
(a)
............... 265 68,995
Fortinet, Inc.
(a)
...................... 447 68,668
Intuit, Inc. ......................... 474 123,714
Microsoft Corp. ..................... 8,911 3,323,981
Nebius Group NV , Class A
(a)
............ 156 43,083
Octave Intelligence plc , SDR
(a)
........... 504 8,129
Oracle Corp. ....................... 1,706 250,014
Palantir Technologies, Inc. , Class A
(a)
...... 2,997 349,660
Palo Alto Networks, Inc.
(a)
.............. 844 287,821
Salesforce, Inc. ..................... 369 57,808
SAP SE .......................... 868 133,801
ServiceNow, Inc.
(a)
................... 571 56,689
Synopsys, Inc.
(a)
.................... 91 40,592

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Managed Volatility V.I. Fund
8
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Zscaler, Inc.
(a)
...................... 219 $ 30,912
5,270,649
Specialized REITs — 0.1%
Equinix, Inc. ....................... 125 130,299
Specialty Retail — 2.1%
AutoZone, Inc.
(a)
.................... 16 51,135
Burlington Stores, Inc.
(a)
............... 323 102,326
Carvana Co. , Class A
(a)
................ 1,516 99,783
Fast Retailing Co. Ltd. ................ 100 51,234
GameStop Corp. , Class A
(a)
............. 1,709 37,735
Groupe Dynamite, Inc. ................ 308 11,627
H & M Hennes & Mauritz AB , Class B ...... 3,824 65,780
Home Depot, Inc. (The) ............... 2,655 936,365
Industria de Diseno Textil SA ............ 670 42,232
JB Hi-Fi Ltd. ....................... 518 28,803
Lowe's Cos., Inc. .................... 1,067 235,263
Murphy USA, Inc. ................... 103 55,504
O'Reilly Automotive, Inc.
(a)
.............. 4,646 427,850
Ross Stores, Inc. .................... 1,703 362,484
TJX Cos., Inc. (The) .................. 3,850 583,275
Urban Outfitters, Inc.
(a)
................ 428 30,328
3,121,724
Technology Hardware, Storage & Peripherals — 4.5%
Apple, Inc. ........................ 18,115 5,241,756
Canon, Inc.
(d)
....................... 4,500 115,247
Dell Technologies, Inc. , Class C .......... 455 196,314
FUJIFILM Holdings Corp. .............. 1,900 40,648
Hewlett Packard Enterprise Co. .......... 2,409 108,670
Sandisk Corp.
(a)
..................... 199 452,472
Seagate Technology Holdings plc ......... 223 215,195
Western Digital Corp. ................. 358 228,662
6,598,964
Textiles, Apparel & Luxury Goods — 0.1%
Capri Holdings Ltd.
(a)
................. 1 18
Hermes International SCA .............. 21 38,403
LVMH Moet Hennessy Louis Vuitton SE ..... 343 189,700
228,121
Tobacco — 0.2%
Altria Group, Inc. .................... 806 57,992
British American Tobacco plc ............ 727 44,989
Japan Tobacco, Inc. .................. 1,800 66,419
Philip Morris International, Inc. ........... 343 62,052
231,452
Trading Companies & Distributors — 0.6%
AerCap Holdings NV ................. 852 124,205
ITOCHU Corp. ..................... 22,500 256,784
Mitsubishi Corp. ..................... 5,800 155,163
Mitsui & Co. Ltd. .................... 4,800 134,030
Sumitomo Corp. .................... 2,000 19,223
Sunbelt Rentals Holdings, Inc. ........... 1,345 98,116
United Rentals, Inc. .................. 46 52,113
839,634
Transportation Infrastructure — 0.0%
Aena SME SA
(b) (c)
.................... 920 28,035
Water Utilities — 0.1%
Essential Utilities, Inc. ................. 261 9,999
Severn Trent plc .................... 885 34,647
United Utilities Group plc ............... 2,354 40,847
85,493
Security
Shares
Shares Value
Wireless Telecommunication Services — 0.4%
KDDI Corp. ........................ 10,800 $ 181,415
Millicom International Cellular SA ......... 558 50,644
SoftBank Corp. ..................... 33,300 42,522
SoftBank Group Corp. ................ 5,900 218,850
Tele2 AB , Class B ................... 1,969 34,265
T-Mobile US, Inc. .................... 92 15,431
543,127
Total Common Stocks — 71 .2%
(Cost: $ 86,793,807 ) ............................... 104,975,585
Par (000)
Par (000)
Corporate Bonds
Diversified Telecommunication Services — 0.0%
AT&T, Inc., 7.13%, 12/15/31 ........... USD 25 27,206
Total Corporate Bonds — 0.0%
(Cost: $ 27,638 ) ................................. 27,206
Beneficial Interest
(000)
Other Interests
(f)
Capital Markets — 0.0%
Lehman Brothers Holdings, Inc.
(a) (g) (h)
....... 25 —
Total Other Interests — 0.0%
(Cost: $ — ) ..................................... —
Shares
Shares
Rights
Consumer Staples Distribution & Retail — 0.0%
Walgreens Boots Alliance, Inc., CVR
(a) (h)
.... 986 523
Health Care Equipment & Supplies — 0.0%
(a)
ABIOMED, Inc., CVR
(h)
............... 105 159
Hologic, Inc., CVR ................... 291 3
162
Total Rights — 0.0%
(Cost: $ 633 ) .................................... 685
Total Long-Term Investments — 71.2%
(Cost: $ 86,822,078 ) ............................... 105,003,476

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Managed Volatility V.I. Fund
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 6.5%
(i)(j)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(k)
.................. 460,795 $ 460,933
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 3.54% .................... 9,058,925 9,058,925
Total Short-Term Securities — 6 .5%
(Cost: $ 9,519,855 ) ............................... 9,519,858
Total Investments — 77 .7%
(Cost: $ 96,341,933 ) ............................... 114,523,334
Other Assets Less Liabilities — 22.3% ................... 32,940,538
Net Assets — 100.0% ...............................
$ 147,463,872
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
All or a portion of this security is on loan.
(e)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(f)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(g)
Issuer filed for bankruptcy and/or is in default.
(h)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(i)
Affiliate of the Fund.
(j)
Annualized 7-day yield as of period end.
(k)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
Shares
Held at
06/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 275,125 $ 185,671
(a)
$ — $ 134 $ 3 $ 460,933 460,795 $ 1,384
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 5,671,828 3,387,097
(a)
— — — 9,058,925 9,058,925 99,890 —
$ 134 $ 3 $ 9,519,858 $ 101,274 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Managed Volatility V.I. Fund
10
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
IBEX 35 Index ............................................................ 64 07/17/26 $ 14,207 $ 301,023
Euro-BTP ............................................................... 105 09/08/26 14,319 190,797
Euro-Bund .............................................................. 186 09/08/26 27,063 212,318
TOPIX Index ............................................................. 56 09/10/26 13,932 352,514
Australia 10-Year Bond ...................................................... 588 09/15/26 44,707 631,069
FTSE/JSE Top 40 Index ..................................................... 46 09/17/26 2,882 (87,832)
FTSE 100 Index ........................................................... 66 09/18/26 9,217 22,947
Mini-DAX Index ........................................................... 5 09/18/26 718 387
MSCI EAFE Index ......................................................... 14 09/18/26 2,202 (18,974)
S&P 500 E-Mini Index ....................................................... 12 09/18/26 4,529 (45,639)
WIG20 Index ............................................................. 77 09/18/26 1,461 (52,706)
Long Gilt ................................................................ 397 09/28/26 46,978 271,538
SET50 Index ............................................................. 848 09/29/26 5,378 197,603
1,975,045
Short Contracts
CAC 40 Index ............................................................ 80 07/17/26 7,689 (12,774)
OMX Stockholm 30 Index .................................................... 290 07/17/26 9,633 (176,481)
IFSC NIFTY 50 Index ....................................................... 22 07/28/26 1,058 (4,792)
MSCI Singapore Index ...................................................... 88 07/30/26 3,260 6,126
Euro-Buxl ............................................................... 29 09/08/26 3,685 (65,528)
Euro-OAT ............................................................... 246 09/08/26 33,724 (178,576)
Japan 10-Year Bond ........................................................ 17 09/14/26 13,359 (35,580)
S&P/TSX 60 Index ......................................................... 5 09/17/26 1,449 15,542
SPI 200 Index ............................................................ 78 09/17/26 11,848 144,865
Canada 10-Year Bond ....................................................... 52 09/18/26 4,440 (15,383)
DAX Index .............................................................. 1 09/18/26 718 (4,314)
EURO STOXX 50 Index ..................................................... 15 09/18/26 1,089 (13,565)
FTSE/MIB Index ........................................................... 40 09/18/26 11,856 37,532
MSCI EAFE Index ......................................................... 168 09/18/26 26,421 201,292
Nasdaq-100 E-Mini Index ..................................................... 12 09/18/26 7,326 (134,498)
S&P 500 E-Mini Index ....................................................... 22 09/18/26 8,303 (82,941)
U.S. Treasury 10-Year Note ................................................... 991 09/21/26 108,762 (90,508)
U.S. Treasury Ultra Bond ..................................................... 116 09/21/26 13,409 (240,374)
U.S. Treasury 2-Year Note .................................................... 31 09/30/26 6,389 2,139
U.S. Treasury 5-Year Note .................................................... 14 09/30/26 1,498 1,471
(646,347)
$ 1,328,698
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
CHF 751,000 USD 936,803 Barclays Bank plc 09/16/26 $ 647
CHF 192,000 USD 239,177 Goldman Sachs International 09/16/26 490
SEK 21,256,000 USD 2,193,496 BNP Paribas SA 09/16/26 8,168
THB 18,476,000 USD 553,443 JPMorgan Chase Bank NA 09/16/26 6,307
USD 2,390,804 AUD 3,339,000 Morgan Stanley & Co. International plc 09/16/26 82,255
USD 1,592,376 BRL 8,188,000 Morgan Stanley & Co. International plc 09/16/26 35,415
USD 1,143,375 CAD 1,575,000 Canadian Imperial Bank of Commerce 09/16/26 29,000
USD 147,637 CHF 115,000 Toronto Dominion Bank 09/16/26 4,086
USD 565,604 CLP 517,307,000 Citibank NA 09/16/26 3,928
USD 1,754,415 EUR 1,507,000 JPMorgan Chase Bank NA 09/16/26 26,924
USD 216,692 EUR 187,000 Morgan Stanley & Co. International plc 09/16/26 2,332
USD 736,134 GBP 547,000 Morgan Stanley & Co. International plc 09/16/26 10,568
USD 641,931 GBP 477,000 Natwest Markets plc 09/16/26 9,216

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Managed Volatility V.I. Fund
Schedule of Investments
11
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 3,146,134 JPY 499,118,000 Goldman Sachs International 09/16/26 $ 57,150
USD 897,950 JPY 144,811,000 JPMorgan Chase Bank NA 09/16/26 1,732
USD 448,533 JPY 71,473,000 UBS AG 09/16/26 6,195
USD 957,881 KRW 1,452,078,200 Morgan Stanley & Co. International plc 09/16/26 18,103
USD 580,399 KRW 895,364,000 Natwest Markets plc 09/16/26 924
USD 5,940 NZD 10,000 Morgan Stanley & Co. International plc 09/16/26 247
USD 56,236 PLN 205,000 Canadian Imperial Bank of Commerce 09/16/26 1,744
USD 3,316,627 SEK 31,696,000 Morgan Stanley & Co. International plc 09/16/26 33,604
USD 97,592 SGD 124,000 HSBC Bank plc 09/16/26 1,221
USD 3,277,839 THB 106,674,000 HSBC Bank plc 09/16/26 46,039
USD 1,904,576 ZAR 31,231,000 Goldman Sachs International 09/16/26 9,925
ZAR 17,237,000 USD 1,041,546 HSBC Bank plc 09/16/26 4,149
USD 655,116 MXN 11,434,000 Barclays Bank plc 09/17/26 5,500
USD 524,604 MXN 9,091,000 Natwest Markets plc 09/17/26 8,104
413,973
AUD 9,891,938 USD 7,082,271 Natwest Markets plc 09/16/26 (243,092)
BRL 6,888,000 USD 1,339,557 Morgan Stanley & Co. International plc 09/16/26 (29,793)
CAD 6,967,616 USD 5,057,882 HSBC Bank plc 09/16/26 (128,020)
CHF 65,000 USD 83,447 Morgan Stanley & Co. International plc 09/16/26 (2,309)
CLP 486,710,000 USD 545,052 Bank of America NA 09/16/26 (16,597)
EUR 987,000 USD 1,152,117 HSBC Bank plc 09/16/26 (20,708)
GBP 585,000 USD 775,998 JPMorgan Chase Bank NA 09/16/26 (27)
JPY 54,405,000 USD 342,984 Barclays Bank plc 09/16/26 (6,278)
JPY 3,040,976,142 USD 19,171,752 Credit Agricole Corporate & Investment Bank SA 09/16/26 (351,509)
JPY 96,740,000 USD 601,134 Morgan Stanley & Co. International plc 09/16/26 (2,422)
KRW 1,483,039,000 USD 973,295 Citibank NA 09/16/26 (13,480)
KRW 858,549,500 USD 566,353 Morgan Stanley & Co. International plc 09/16/26 (10,704)
NOK 1,187,000 USD 127,537 HSBC Bank plc 09/16/26 (7,750)
SEK 6,889,000 USD 738,361 HSBC Bank plc 09/16/26 (24,809)
SEK 3,139,000 USD 338,622 Natwest Markets plc 09/16/26 (13,489)
SGD 128,000 USD 100,728 Barclays Bank plc 09/16/26 (1,248)
USD 743,648 CHF 596,000 JPMorgan Chase Bank NA 09/16/26 (321)
USD 882,882 GBP 667,000 Morgan Stanley & Co. International plc 09/16/26 (1,857)
USD 8,099 INR 782,000 JPMorgan Chase Bank NA 09/16/26 (112)
USD 876,171 ZAR 14,454,000 Morgan Stanley & Co. International plc 09/16/26 (692)
ZAR 13,763,000 USD 838,975 Credit Agricole Corporate & Investment Bank SA 09/16/26 (4,032)
MXN 7,381,000 USD 422,833 Toronto Dominion Bank 09/17/26 (3,486)
(882,735)
$ (468,762)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
46.V2 ........... 5 .00 % Quarterly 06/20/31 B+ USD 4,510 $ 369,814 $ 203,145 $ 166,669
Markit CDX North American
Investment Grade Index
Series 46.V1 ....... 1 .00 Quarterly 06/20/31 BBB+ USD 15,185 337,158 251,217 85,941
$ 706,972 $ 454,362 $ 252,610
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Managed Volatility V.I. Fund
12
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day THOR Quarterly 1.98% Quarterly N/A 09/21/27 THB 137,500 $ 43,710 $ — $ 43,710
1-day THOR Quarterly 2.00% Quarterly N/A 09/21/27 THB 137,500 44,984 — 44,984
1-day THOR Quarterly 2.02% Quarterly N/A 09/21/27 THB 93,500 31,265 — 31,265
1-day THOR Quarterly 2.04% Quarterly N/A 09/21/27 THB 93,500 31,872 — 31,872
2.00% Quarterly 1-day THOR Quarterly N/A 09/21/27 THB 137,500 (44,984) 12,598 (57,582)
1.98% Quarterly 1-day THOR Quarterly N/A 09/21/27 THB 137,500 (43,710) 13,482 (57,192)
2.02% Quarterly 1-day THOR Quarterly N/A 09/21/27 THB 93,500 (31,265) 8,099 (39,364)
2.04% Quarterly 1-day THOR Quarterly N/A 09/21/27 THB 93,500 (31,872) 7,678 (39,550)
1-day
BZDIOVER At Termination 14.09% At Termination N/A 01/02/29 BRL 6,000 1,962 — 1,962
1-day
BZDIOVER At Termination 14.18% At Termination N/A 01/02/29 BRL 2,000 1,419 — 1,419
1-day
BZDIOVER At Termination 14.59% At Termination N/A 01/02/29 BRL 18,000 45,387 — 45,387
1-day
BZDIOVER At Termination 14.65% At Termination N/A 01/02/29 BRL 10,000 27,873 — 27,873
1-day
BZDIOVER At Termination 14.82% At Termination N/A 01/02/29 BRL 8,000 28,763 — 28,763
7.28% Quarterly 3-mo. JIBAR Quarterly N/A 06/29/31 ZAR 23,000 5,605 — 5,605
1.57% Quarterly 1-day THOR Quarterly 07/01/26
(a)
07/01/31 THB 48,000 1,019 — 1,019
1-day TIIEOIS Monthly 7.73% Monthly 09/17/26
(a)
09/11/31 MXN 42,802 (2,471) — (2,471)
1-day TIIEOIS Monthly 7.77% Monthly 09/17/26
(a)
09/11/31 MXN 101,831 1,527 — 1,527
1-day TIIEOIS Monthly 8.37% Monthly 09/17/26
(a)
09/11/31 MXN 34,507 49,650 — 49,650
1-day TIIEOIS Monthly 8.37% Monthly 09/17/26
(a)
09/11/31 MXN 67,000 97,003 — 97,003
1-day TIIEOIS Monthly 8.39% Monthly 09/17/26
(a)
09/11/31 MXN 57,000 84,027 — 84,027
1-day TIIEOIS Monthly 8.44% Monthly 09/17/26
(a)
09/11/31 MXN 40,000 64,144 — 64,144
1-day SARON Annual 0.44% Annual 09/16/26
(a)
09/16/31 CHF 1,000 9,583 586 8,997
1-day SARON Annual 0.46% Annual 09/16/26
(a)
09/16/31 CHF 1,000 10,688 (350) 11,038
1-day SARON Annual 0.52% Annual 09/16/26
(a)
09/16/31 CHF 1,000 14,686 (759) 15,445
1-day SARON Annual 0.58% Annual 09/16/26
(a)
09/16/31 CHF 1,000 18,067 413 17,654
1-week
CNREPOFIX_
CFXS Quarterly 1.45% Quarterly 09/16/26
(a)
09/16/31 CNY 20,000 — — —
1-week
CNREPOFIX_
CFXS Quarterly 1.49% Quarterly 09/16/26
(a)
09/16/31 CNY 10,000 1,729 — 1,729
1-week
CNREPOFIX_
CFXS Quarterly 1.50% Quarterly 09/16/26
(a)
09/16/31 CNY 11,000 2,445 — 2,445
1-week
CNREPOFIX_
CFXS Quarterly 1.51% Quarterly 09/16/26
(a)
09/16/31 CNY 12,000 3,919 — 3,919
1-week
CNREPOFIX_
CFXS Quarterly 1.56% Quarterly 09/16/26
(a)
09/16/31 CNY 11,000 7,523 — 7,523
1-week
CNREPOFIX_
CFXS Quarterly 1.58% Quarterly 09/16/26
(a)
09/16/31 CNY 45,000 36,327 — 36,327
1-week
CNREPOFIX_
CFXS Quarterly 1.58% Quarterly 09/16/26
(a)
09/16/31 CNY 5,000 3,966 — 3,966
1-week
CNREPOFIX_
CFXS Quarterly 1.58% Quarterly 09/16/26
(a)
09/16/31 CNY 17,000 13,963 — 13,963
1-week
CNREPOFIX_
CFXS Quarterly 1.60% Quarterly 09/16/26
(a)
09/16/31 CNY 49,000 45,635 — 45,635
1-week
CNREPOFIX_
CFXS Quarterly 1.60% Quarterly 09/16/26
(a)
09/16/31 CNY 9,000 8,559 — 8,559

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Managed Volatility V.I. Fund
Schedule of Investments
13
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-week
CNREPOFIX_
CFXS Quarterly 1.60% Quarterly 09/16/26
(a)
09/16/31 CNY 15,000 $ 14,530 $ — $ 14,530
1-week
CNREPOFIX_
CFXS Quarterly 1.61% Quarterly 09/16/26
(a)
09/16/31 CNY 24,500 25,286 — 25,286
1-week
CNREPOFIX_
CFXS Quarterly 1.61% Quarterly 09/16/26
(a)
09/16/31 CNY 24,500 25,372 — 25,372
1-week
CNREPOFIX_
CFXS Quarterly 1.62% Quarterly 09/16/26
(a)
09/16/31 CNY 43,000 45,893 — 45,893
1-week
CNREPOFIX_
CFXS Quarterly 1.62% Quarterly 09/16/26
(a)
09/16/31 CNY 31,000 34,178 — 34,178
1-week
CNREPOFIX_
CFXS Quarterly 1.62% Quarterly 09/16/26
(a)
09/16/31 CNY 28,000 29,687 — 29,687
1-week
CNREPOFIX_
CFXS Quarterly 1.64% Quarterly 09/16/26
(a)
09/16/31 CNY 12,000 15,048 — 15,048
1-week
CNREPOFIX_
CFXS Quarterly 1.65% Quarterly 09/16/26
(a)
09/16/31 CNY 74,000 94,097 — 94,097
1-day SORA Semi-Annual 1.86% Semi-Annual 09/16/26
(a)
09/16/31 SGD 1,469 — — —
1-day SORA Semi-Annual 1.87% Semi-Annual 09/16/26
(a)
09/16/31 SGD 1,531 — — —
3-mo. TWCPBA Quarterly 2.26% Quarterly 09/16/26
(a)
09/16/31 TWD 81,000 13,815 — 13,815
3-mo. TWCPBA Quarterly 2.28% Quarterly 09/16/26
(a)
09/16/31 TWD 7,000 1,377 — 1,377
3-mo. TWCPBA Quarterly 2.31% Quarterly 09/16/26
(a)
09/16/31 TWD 16,000 3,801 — 3,801
3-mo. TWCPBA Quarterly 2.37% Quarterly 09/16/26
(a)
09/16/31 TWD 16,000 5,151 — 5,151
3-mo. TWCPBA Quarterly 2.41% Quarterly 09/16/26
(a)
09/16/31 TWD 20,000 7,512 — 7,512
3-mo. TWCPBA Quarterly 2.44% Quarterly 09/16/26
(a)
09/16/31 TWD 7,000 2,928 — 2,928
3-mo. TWCPBA Quarterly 2.46% Quarterly 09/16/26
(a)
09/16/31 TWD 18,252 7,986 — 7,986
3-mo. TWCPBA Quarterly 2.50% Quarterly 09/16/26
(a)
09/16/31 TWD 20,748 10,229 — 10,229
1-day
REPO_CORRA Semi-Annual 2.89% Semi-Annual 09/16/26
(a)
09/16/31 CAD 2,000 117 278 (161)
1-day
REPO_CORRA Semi-Annual 3.01% Semi-Annual 09/16/26
(a)
09/16/31 CAD 11,000 46,820 — 46,820
1-day
REPO_CORRA Semi-Annual 3.02% Semi-Annual 09/16/26
(a)
09/16/31 CAD 2,000 8,903 4,384 4,519
1-day
REPO_CORRA Semi-Annual 3.02% Semi-Annual 09/16/26
(a)
09/16/31 CAD 2,000 8,708 5,851 2,857
1-day
REPO_CORRA Semi-Annual 3.03% Semi-Annual 09/16/26
(a)
09/16/31 CAD 1,000 4,907 2,662 2,245
1-day
REPO_CORRA Semi-Annual 3.07% Semi-Annual 09/16/26
(a)
09/16/31 CAD 1,000 6,176 748 5,428
1-day SHIRON Annual 3.09% Annual 09/16/26
(a)
09/16/31 ILS 3,000 — — —
1-day
REPO_CORRA Semi-Annual 3.09% Semi-Annual 09/16/26
(a)
09/16/31 CAD 6,000 39,401 (156) 39,557
1-day
REPO_CORRA Semi-Annual 3.15% Semi-Annual 09/16/26
(a)
09/16/31 CAD 2,000 17,103 3,400 13,703
1-day SHIRON Annual 3.18% Annual 09/16/26
(a)
09/16/31 ILS 3,000 2,838 — 2,838
1-day SHIRON Annual 3.19% Annual 09/16/26
(a)
09/16/31 ILS 1,000 1,060 178 882
1-day SHIRON Annual 3.20% Annual 09/16/26
(a)
09/16/31 ILS 3,000 3,730 — 3,730
1-day SHIRON Annual 3.22% Annual 09/16/26
(a)
09/16/31 ILS 2,000 3,264 — 3,264
1-day
REPO_CORRA Semi-Annual 3.24% Semi-Annual 09/16/26
(a)
09/16/31 CAD 1,000 11,643 4,222 7,421
1-day SHIRON Annual 3.33% Annual 09/16/26
(a)
09/16/31 ILS 1,000 3,210 — 3,210
1-day SHIRON Annual 3.41% Annual 09/16/26
(a)
09/16/31 ILS 1,000 4,506 — 4,506
1-day SHIRON Annual 3.72% Annual 09/16/26
(a)
09/16/31 ILS 2,000 18,283 — 18,283
3-mo. CD_KSDA Quarterly 3.72% Quarterly 09/16/26
(a)
09/16/31 KRW 1,421,000 (7,864) — (7,864)

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Managed Volatility V.I. Fund
14
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3-mo. CD_KSDA Quarterly 3.76% Quarterly 09/16/26
(a)
09/16/31 KRW 2,785,000 $ (12,752) $ — $ (12,752)
3-mo. CD_KSDA Quarterly 3.79% Quarterly 09/16/26
(a)
09/16/31 KRW 1,393,000 (4,823) — (4,823)
3-mo. CD_KSDA Quarterly 3.81% Quarterly 09/16/26
(a)
09/16/31 KRW 2,002,500 (6,287) — (6,287)
3-mo. CD_KSDA Quarterly 3.81% Quarterly 09/16/26
(a)
09/16/31 KRW 115,000 (354) — (354)
3-mo. CD_KSDA Quarterly 3.81% Quarterly 09/16/26
(a)
09/16/31 KRW 1,037,000 (3,103) — (3,103)
3-mo. CD_KSDA Quarterly 3.82% Quarterly 09/16/26
(a)
09/16/31 KRW 2,002,500 (5,286) — (5,286)
3-mo. CD_KSDA Quarterly 3.84% Quarterly 09/16/26
(a)
09/16/31 KRW 2,529,000 (5,332) — (5,332)
3-mo. CD_KSDA Quarterly 3.86% Quarterly 09/16/26
(a)
09/16/31 KRW 4,337,000 (7,234) — (7,234)
3-mo. CD_KSDA Quarterly 3.88% Quarterly 09/16/26
(a)
09/16/31 KRW 3,744,000 (3,614) — (3,614)
3-mo. CD_KSDA Quarterly 3.91% Quarterly 09/16/26
(a)
09/16/31 KRW 4,813,000 — — —
3-mo. CD_KSDA Quarterly 3.94% Quarterly 09/16/26
(a)
09/16/31 KRW 1,055,854 811 — 811
3-mo. CD_KSDA Quarterly 3.94% Quarterly 09/16/26
(a)
09/16/31 KRW 1,775,000 1,285 — 1,285
3-mo. CD_KSDA Quarterly 3.94% Quarterly 09/16/26
(a)
09/16/31 KRW 755,000 624 — 624
3-mo. CD_KSDA Quarterly 3.96% Quarterly 09/16/26
(a)
09/16/31 KRW 5,013,000 6,797 — 6,797
3-mo. CD_KSDA Quarterly 3.97% Quarterly 09/16/26
(a)
09/16/31 KRW 777,000 1,321 — 1,321
3-mo. CD_KSDA Quarterly 3.97% Quarterly 09/16/26
(a)
09/16/31 KRW 1,055,854 1,773 — 1,773
3-mo. CD_KSDA Quarterly 3.99% Quarterly 09/16/26
(a)
09/16/31 KRW 2,642,000 6,221 — 6,221
3-mo. CD_KSDA Quarterly 3.99% Quarterly 09/16/26
(a)
09/16/31 KRW 1,218,293 2,940 — 2,940
1-day SOFR Annual 4.03% Annual 09/16/26
(a)
09/16/31 USD 2,000 10,272 (2,646) 12,918
3-mo. CD_KSDA Quarterly 4.03% Quarterly 09/16/26
(a)
09/16/31 KRW 1,120,000 4,019 — 4,019
3-mo. CD_KSDA Quarterly 4.05% Quarterly 09/16/26
(a)
09/16/31 KRW 2,331,000 9,564 — 9,564
3-mo. CD_KSDA Quarterly 4.06% Quarterly 09/16/26
(a)
09/16/31 KRW 3,390,727 14,559 — 14,559
3-mo. CD_KSDA Quarterly 4.07% Quarterly 09/16/26
(a)
09/16/31 KRW 5,449,000 26,039 — 26,039
3-mo. CD_KSDA Quarterly 4.08% Quarterly 09/16/26
(a)
09/16/31 KRW 1,474,229 7,391 — 7,391
3-mo. CD_KSDA Quarterly 4.08% Quarterly 09/16/26
(a)
09/16/31 KRW 5,925,000 29,097 — 29,097
3-mo. CD_KSDA Quarterly 4.09% Quarterly 09/16/26
(a)
09/16/31 KRW 4,396,044 22,557 — 22,557
6-mo. WIBOR Semi-Annual 4.09% Annual 09/16/26
(a)
09/16/31 PLN 3,500 4,590 — 4,590
3-mo. CD_KSDA Quarterly 4.11% Quarterly 09/16/26
(a)
09/16/31 KRW 3,017,000 17,830 — 17,830
6-mo. WIBOR Semi-Annual 4.12% Annual 09/16/26
(a)
09/16/31 PLN 3,500 5,901 — 5,901
3-mo. CD_KSDA Quarterly 4.15% Quarterly 09/16/26
(a)
09/16/31 KRW 1,318,000 9,299 — 9,299
6-mo. WIBOR Semi-Annual 4.16% Annual 09/16/26
(a)
09/16/31 PLN 6,940 14,546 — 14,546
6-mo. WIBOR Semi-Annual 4.18% Annual 09/16/26
(a)
09/16/31 PLN 4,000 9,555 — 9,555
3-mo. CD_KSDA Quarterly 4.19% Quarterly 09/16/26
(a)
09/16/31 KRW 259,636 2,110 — 2,110
6-mo. WIBOR Semi-Annual 4.20% Annual 09/16/26
(a)
09/16/31 PLN 4,633 12,044 — 12,044
6-mo. WIBOR Semi-Annual 4.21% Annual 09/16/26
(a)
09/16/31 PLN 6,160 16,698 — 16,698
3-mo. CD_KSDA Quarterly 4.21% Quarterly 09/16/26
(a)
09/16/31 KRW 1,270,364 11,147 — 11,147
6-mo. WIBOR Semi-Annual 4.22% Annual 09/16/26
(a)
09/16/31 PLN 10,267 29,633 — 29,633
6-mo. WIBOR Semi-Annual 4.31% Annual 09/16/26
(a)
09/16/31 PLN 3,500 13,606 — 13,606
6-mo. WIBOR Semi-Annual 4.31% Annual 09/16/26
(a)
09/16/31 PLN 3,500 13,729 — 13,729
6-mo. WIBOR Semi-Annual 4.34% Annual 09/16/26
(a)
09/16/31 PLN 7,000 29,836 — 29,836
6-mo. WIBOR Semi-Annual 4.45% Annual 09/16/26
(a)
09/16/31 PLN 500 2,746 — 2,746
6-mo. WIBOR Semi-Annual 4.46% Annual 09/16/26
(a)
09/16/31 PLN 5,000 28,337 — 28,337
6-mo. WIBOR Semi-Annual 4.50% Annual 09/16/26
(a)
09/16/31 PLN 4,000 24,543 — 24,543
6-mo. WIBOR Semi-Annual 4.50% Annual 09/16/26
(a)
09/16/31 PLN 11,000 66,850 — 66,850
6-mo. WIBOR Semi-Annual 4.54% Annual 09/16/26
(a)
09/16/31 PLN 6,000 39,274 — 39,274
6-mo. WIBOR Semi-Annual 4.77% Annual 09/16/26
(a)
09/16/31 PLN 1,000 9,239 — 9,239
6-mo. WIBOR Semi-Annual 4.85% Annual 09/16/26
(a)
09/16/31 PLN 2,000 20,492 — 20,492
6-mo. WIBOR Semi-Annual 4.86% Annual 09/16/26
(a)
09/16/31 PLN 1,000 10,351 — 10,351
6.56% Semi-Annual 1-day MIBOR Semi-Annual 09/16/26
(a)
09/16/31 INR 125,000 (19,197) — (19,197)
6.75% Semi-Annual 1-day MIBOR Semi-Annual 09/16/26
(a)
09/16/31 INR 126,500 (29,898) — (29,898)
6.87% Semi-Annual 1-day MIBOR Semi-Annual 09/16/26
(a)
09/16/31 INR 121,971 (35,293) — (35,293)
6.98% Semi-Annual 1-day MIBOR Semi-Annual 09/16/26
(a)
09/16/31 INR 102,373 (34,671) — (34,671)
7.00% Semi-Annual 1-day MIBOR Semi-Annual 09/16/26
(a)
09/16/31 INR 86,627 (30,035) — (30,035)
6.71% Semi-Annual 1-day MIBOR Semi-Annual 09/16/26
(a)
09/16/31 INR 126,500 (27,700) — (27,700)
6.54% Semi-Annual 1-day MIBOR Semi-Annual 09/16/26
(a)
09/16/31 INR 176,000 (25,691) — (25,691)
6.97% Semi-Annual 1-day MIBOR Semi-Annual 09/16/26
(a)
09/16/31 INR 270,000 (90,093) — (90,093)
6.52% Semi-Annual 1-day MIBOR Semi-Annual 09/16/26
(a)
09/16/31 INR 64,000 (8,911) — (8,911)
6.51% Semi-Annual 1-day MIBOR Semi-Annual 09/16/26
(a)
09/16/31 INR 2,000 (267) — (267)
6.88% Semi-Annual 1-day MIBOR Semi-Annual 09/16/26
(a)
09/16/31 INR 173,488 (51,406) — (51,406)
6.95% Semi-Annual 1-day MIBOR Semi-Annual 09/16/26
(a)
09/16/31 INR 54,455 (17,579) — (17,579)

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Managed Volatility V.I. Fund
Schedule of Investments
15
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
6.90% Semi-Annual 1-day MIBOR Semi-Annual 09/16/26
(a)
09/16/31 INR 165,512 $ (50,023) $ — $ (50,023)
6.94% Semi-Annual 1-day MIBOR Semi-Annual 09/16/26
(a)
09/16/31 INR 86,545 (27,637) — (27,637)
4.31% Annual 1-day SONIA Annual 09/16/26
(a)
09/16/31 GBP 1,000 (12,879) 85 (12,964)
4.44% Annual 1-day SONIA Annual 09/16/26
(a)
09/16/31 GBP 5,500 (111,603) (677) (110,926)
4.36% Annual 1-day SONIA Annual 09/16/26
(a)
09/16/31 GBP 5,000 (78,962) 115 (79,077)
1.79% Quarterly 1-day THOR Quarterly 09/16/26
(a)
09/16/31 THB 69,000 (15,894) — (15,894)
1.89% Quarterly 1-day THOR Quarterly 09/16/26
(a)
09/16/31 THB 27,000 (10,345) — (10,345)
2.08% Quarterly 1-day THOR Quarterly 09/16/26
(a)
09/16/31 THB 9,000 (5,885) — (5,885)
1.86% Quarterly 1-day THOR Quarterly 09/16/26
(a)
09/16/31 THB 1,000 (329) 22 (351)
2.04% Quarterly 1-day THOR Quarterly 09/16/26
(a)
09/16/31 THB 21,375 (12,727) — (12,727)
1.77% Quarterly 1-day THOR Quarterly 09/16/26
(a)
09/16/31 THB 33,000 (6,839) — (6,839)
1.81% Quarterly 1-day THOR Quarterly 09/16/26
(a)
09/16/31 THB 19,663 (5,075) — (5,075)
1.78% Quarterly 1-day THOR Quarterly 09/16/26
(a)
09/16/31 THB 22,000 (4,831) — (4,831)
1.83% Quarterly 1-day THOR Quarterly 09/16/26
(a)
09/16/31 THB 16,669 (4,811) — (4,811)
1.90% Quarterly 1-day THOR Quarterly 09/16/26
(a)
09/16/31 THB 18,000 (7,145) — (7,145)
1.85% Quarterly 1-day THOR Quarterly 09/16/26
(a)
09/16/31 THB 28,000 (9,079) — (9,079)
2.03% Quarterly 1-day THOR Quarterly 09/16/26
(a)
09/16/31 THB 12,740 (7,437) — (7,437)
1.93% Quarterly 1-day THOR Quarterly 09/16/26
(a)
09/16/31 THB 92,704 (41,068) — (41,068)
1.76% Quarterly 1-day THOR Quarterly 09/16/26
(a)
09/16/31 THB 30,000 (5,497) — (5,497)
1.87% Quarterly 1-day THOR Quarterly 09/16/26
(a)
09/16/31 THB 29,112 (9,990) — (9,990)
2.05% Quarterly 1-day THOR Quarterly 09/16/26
(a)
09/16/31 THB 19,810 (12,040) — (12,040)
1.83% Quarterly 1-day THOR Quarterly 09/16/26
(a)
09/16/31 THB 16,669 (4,799) — (4,799)
1.89% Quarterly 1-day THOR Quarterly 09/16/26
(a)
09/16/31 THB 59,000 (22,134) — (22,134)
1.99% Quarterly 1-day THOR Quarterly 09/16/26
(a)
09/16/31 THB 13,260 (6,883) — (6,883)
1.74% Quarterly 1-day THOR Quarterly 09/16/26
(a)
09/16/31 THB 17,760 (2,823) — (2,823)
3.39% Quarterly 3-mo. HIBOR Quarterly 09/16/26
(a)
09/16/31 HKD 13,500 (2,206) — (2,206)
3.45% Quarterly 3-mo. HIBOR Quarterly 09/16/26
(a)
09/16/31 HKD 7,000 (3,807) — (3,807)
3.41% Quarterly 3-mo. HIBOR Quarterly 09/16/26
(a)
09/16/31 HKD 4,770 (1,432) — (1,432)
3.41% Quarterly 3-mo. HIBOR Quarterly 09/16/26
(a)
09/16/31 HKD 4,230 (1,395) — (1,395)
3.38% Quarterly 3-mo. HIBOR Quarterly 09/16/26
(a)
09/16/31 HKD 7,500 (1,003) — (1,003)
3.37% Quarterly 3-mo. HIBOR Quarterly 09/16/26
(a)
09/16/31 HKD 6,000 — — —
7.46% Quarterly 3-mo. JIBAR Quarterly 09/16/26
(a)
09/16/31 ZAR 16,000 (1,670) — (1,670)
7.45% Quarterly 3-mo. JIBAR Quarterly 09/16/26
(a)
09/16/31 ZAR 23,400 (1,738) — (1,738)
7.43% Quarterly 3-mo. JIBAR Quarterly 09/16/26
(a)
09/16/31 ZAR 15,600 (415) — (415)
7.45% Quarterly 3-mo. JIBAR Quarterly 09/16/26
(a)
09/16/31 ZAR 16,000 (1,550) — (1,550)
7.44% Quarterly 3-mo. JIBAR Quarterly 09/16/26
(a)
09/16/31 ZAR 40,400 (2,190) — (2,190)
7.43% Quarterly 3-mo. JIBAR Quarterly 09/16/26
(a)
09/16/31 ZAR 30,300 (1,111) — (1,111)
7.42% Quarterly 3-mo. JIBAR Quarterly 09/16/26
(a)
09/16/31 ZAR 30,300 (47) — (47)
7.59% Quarterly 3-mo. JIBAR Quarterly 09/16/26
(a)
09/16/31 ZAR 14,700 (6,365) — (6,365)
7.56% Quarterly 3-mo. JIBAR Quarterly 09/16/26
(a)
09/16/31 ZAR 14,700 (5,148) — (5,148)
7.59% Quarterly 3-mo. JIBAR Quarterly 09/16/26
(a)
09/16/31 ZAR 12,600 (5,393) — (5,393)
7.33% Quarterly 3-mo. JIBAR Quarterly 09/16/26
(a)
09/16/31 ZAR 15,000 3,251 — 3,251
2.63% Annual 3-mo. STIBOR Quarterly 09/16/26
(a)
09/16/31 SEK 4,000 (2,174) (1,174) (1,000)
2.88% Annual 3-mo. STIBOR Quarterly 09/16/26
(a)
09/16/31 SEK 10,000 (17,508) 2,491 (19,999)
3.09% Annual 3-mo. STIBOR Quarterly 09/16/26
(a)
09/16/31 SEK 7,000 (19,086) 370 (19,456)
3.04% Annual 3-mo. STIBOR Quarterly 09/16/26
(a)
09/16/31 SEK 10,000 (25,134) (35) (25,099)
2.98% Annual 3-mo. STIBOR Quarterly 09/16/26
(a)
09/16/31 SEK 35,000 (77,991) 1,047 (79,038)
2.85% Annual 3-mo. STIBOR Quarterly 09/16/26
(a)
09/16/31 SEK 6,000 (9,391) (48) (9,343)
2.94% Annual 3-mo. STIBOR Quarterly 09/16/26
(a)
09/16/31 SEK 49,000 (99,856) 4,325 (104,181)
2.83% Annual 3-mo. STIBOR Quarterly 09/16/26
(a)
09/16/31 SEK 6,000 (8,917) 128 (9,045)
2.76% Annual 3-mo. STIBOR Quarterly 09/16/26
(a)
09/16/31 SEK 70,000 (82,154) (15,971) (66,183)
2.52% Annual 3-mo. STIBOR Quarterly 09/16/26
(a)
09/16/31 SEK 13,000 248 (2,289) 2,537
2.83% Annual 3-mo. STIBOR Quarterly 09/16/26
(a)
09/16/31 SEK 6,000 (8,811) 131 (8,942)
2.80% Annual 3-mo. STIBOR Quarterly 09/16/26
(a)
09/16/31 SEK 6,000 (8,065) 72 (8,137)
2.80% Annual 3-mo. STIBOR Quarterly 09/16/26
(a)
09/16/31 SEK 9,000 (11,904) 152 (12,056)
4.62% Semi-Annual 6-mo. BBR Semi-Annual 09/16/26
(a)
09/16/31 AUD 1,000 — — —
2.91% Annual 6-mo. EURIBOR Semi-Annual 09/16/26
(a)
09/16/31 EUR 1,000 (8,366) (4,739) (3,627)
2.79% Annual 6-mo. EURIBOR Semi-Annual 09/16/26
(a)
09/16/31 EUR 2,000 (4,635) 304 (4,939)
2.88% Annual 6-mo. EURIBOR Semi-Annual 09/16/26
(a)
09/16/31 EUR 6,000 (40,779) 5,763 (46,542)
3.05% Annual 6-mo. EURIBOR Semi-Annual 09/16/26
(a)
09/16/31 EUR 1,000 (15,811) 312 (16,123)

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Managed Volatility V.I. Fund
16
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.81% Annual 6-mo. EURIBOR Semi-Annual 09/16/26
(a)
09/16/31 EUR 16,000 $ (55,241) $ (1,340) $ (53,901)
2.86% Annual 6-mo. EURIBOR Semi-Annual 09/16/26
(a)
09/16/31 EUR 4,000 (23,529) (1,789) (21,740)
3.02% Annual 6-mo. EURIBOR Semi-Annual 09/16/26
(a)
09/16/31 EUR 1,000 (14,585) (225) (14,360)
2.90% Annual 6-mo. EURIBOR Semi-Annual 09/16/26
(a)
09/16/31 EUR 2,000 (15,897) 455 (16,352)
2.96% Annual 6-mo. EURIBOR Semi-Annual 09/16/26
(a)
09/16/31 EUR 1,000 (11,362) — (11,362)
2.96% Annual 6-mo. EURIBOR Semi-Annual 09/16/26
(a)
09/16/31 EUR 2,000 (21,836) 1,869 (23,705)
2.93% Annual 6-mo. EURIBOR Semi-Annual 09/16/26
(a)
09/16/31 EUR 1,000 (9,645) — (9,645)
2.92% Annual 6-mo. EURIBOR Semi-Annual 09/16/26
(a)
09/16/31 EUR 5,000 (45,264) 6,726 (51,990)
2.81% Annual 6-mo. EURIBOR Semi-Annual 09/16/26
(a)
09/16/31 EUR 3,000 (10,037) 1,710 (11,747)
3.03% Annual 6-mo. EURIBOR Semi-Annual 09/16/26
(a)
09/16/31 EUR 1,000 (14,702) (607) (14,095)
2.91% Annual 6-mo. EURIBOR Semi-Annual 09/16/26
(a)
09/16/31 EUR 2,000 (16,943) (82) (16,861)
3.07% Annual 6-mo. EURIBOR Semi-Annual 09/16/26
(a)
09/16/31 EUR 2,000 (33,451) — (33,451)
2.82% Annual 6-mo. EURIBOR Semi-Annual 09/16/26
(a)
09/16/31 EUR 2,000 (7,928) — (7,928)
2.87% Annual 6-mo. EURIBOR Semi-Annual 09/16/26
(a)
09/16/31 EUR 1,000 (6,305) (3,528) (2,777)
2.78% Annual 6-mo. EURIBOR Semi-Annual 09/16/26
(a)
09/16/31 EUR 4,000 (5,985) 9,059 (15,044)
3.02% Annual 6-mo. EURIBOR Semi-Annual 09/16/26
(a)
09/16/31 EUR 1,000 (14,195) (7) (14,188)
2.79% Annual 6-mo. EURIBOR Semi-Annual 09/16/26
(a)
09/16/31 EUR 1,000 (2,088) 548 (2,636)
2.84% Annual 6-mo. EURIBOR Semi-Annual 09/16/26
(a)
09/16/31 EUR 2,000 (9,968) 4,397 (14,365)
2.83% Annual 6-mo. EURIBOR Semi-Annual 09/16/26
(a)
09/16/31 EUR 1,000 (4,350) (55) (4,295)
2.78% Annual 6-mo. EURIBOR Semi-Annual 09/16/26
(a)
09/16/31 EUR 6,000 (10,465) 617 (11,082)
2.79% Annual 6-mo. EURIBOR Semi-Annual 09/16/26
(a)
09/16/31 EUR 7,000 (14,543) 11,675 (26,218)
2.88% Annual 6-mo. EURIBOR Semi-Annual 09/16/26
(a)
09/16/31 EUR 3,000 (20,944) (13) (20,931)
2.73% Annual 6-mo. EURIBOR Semi-Annual 09/16/26
(a)
09/16/31 EUR 3,000 3,691 834 2,857
4.19% Annual 6-mo. PRIBOR Semi-Annual 09/16/26
(a)
09/16/31 CZK 16,000 (2,133) — (2,133)
4.13% Annual 6-mo. PRIBOR Semi-Annual 09/16/26
(a)
09/16/31 CZK 17,000 — — —
4.21% Annual 6-mo. PRIBOR Semi-Annual 09/16/26
(a)
09/16/31 CZK 7,000 (1,232) — (1,232)
1-day TONAR Annual 3.26% Annual 09/16/26
(a)
09/20/56 JPY 12,508 (2,247) — (2,247)
1-day TONAR Annual 3.29% Annual 09/16/26
(a)
09/20/56 JPY 109,500 (15,544) — (15,544)
1-day TONAR Annual 3.31% Annual 09/16/26
(a)
09/20/56 JPY 62,413 (6,943) — (6,943)
1-day TONAR Annual 3.31% Annual 09/16/26
(a)
09/20/56 JPY 17,658 (2,110) — (2,110)
1-day TONAR Annual 3.32% Annual 09/16/26
(a)
09/20/56 JPY 16,922 (1,742) — (1,742)
1-day TONAR Annual 3.38% Annual 09/16/26
(a)
09/20/56 JPY 436,061 (14,032) — (14,032)
$ (150,050) $ 81,296 $ (231,346)
(a)
Forward swap.
OTC Total Return Swap s - Future
Reference Entity
Fixed Amount Paid
/ (Received) by the
Fund
(a)
Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
BOVESPA Index Futures August
2026 ................ BRL 865,408 Merrill Lynch International & Co. 08/12/26 BRL 865 $ 1,534 $ — $ 1,534
BOVESPA Index Futures August
2026 ................ BRL (879,725) Merrill Lynch International & Co. 08/12/26 BRL 880 1,240 — 1,240
KOSPI 200 Index Futures
September 2026 ........ KRW (4,018,449,175) Merrill Lynch International & Co. 09/10/26 KRW 4,018,449 (311,625) — (311,625)
KOSPI 200 Index Futures
September 2026 ........ KRW 4,100,165,550 Merrill Lynch International & Co. 09/10/26 KRW 4,100,166 258,881 — 258,881
Mexican Bolsa Index Futures
September 2026 ........ MXN 8,182,976 Merrill Lynch International & Co. 09/18/26 MXN 8,183 (3,510) — (3,510)
Mexican Bolsa Index Futures
September 2026 ........ MXN 18,143,463 Merrill Lynch International & Co. 09/18/26 MXN 18,143 (31,260) — (31,260)
Swiss Market Index Futures
September 2026 ........ CHF (6,340,640) HSBC Bank plc 09/18/26 CHF 6,341 (246,510) — (246,510)
$ (331,250) $ — $ (331,250)

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Managed Volatility V.I. Fund
Schedule of Investments
17
(a)
At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR plus 0.50% At Termination
MSCI Chile Net
Return Index
At
Termination HSBC Bank plc 08/28/26 USD 33 $ 1,120 $ — $ 1,120
1-day SOFR plus 0.55% At Termination
MSCI Chile Net
Return Index
At
Termination HSBC Bank plc 08/28/26 USD 362 1,924 — 1,924
1-day SOFR plus 0.60% At Termination
MSCI Chile Net
Return Index
At
Termination
Merrill Lynch International
& Co. 08/28/26 USD 159 (7,668) — (7,668)
S&P 500 Total Return
Index .......... Quarterly
1-day SOFR plus
0.51% Quarterly
Merrill Lynch International
& Co. 08/31/26 USD 57,736 889,621 — 889,621
$ 884,997 $ — $ 884,997
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0 .05%
1-day MIBOR ........................................ Mumbai Interbank Offered Rate 5 .50
1-day REPO_CORRA ................................... Canadian Overnight Repo Rate 2 .34
1-day SARON ........................................ Swiss Average Rate Overnight ( 0 .04 )
1-day SHIRON ....................................... Shekel Overnight Risk Free Rate 3 .75
1-day SOFR ......................................... Secured Overnight Financing Rate 3 .63
1-day SONIA ......................................... Sterling Overnight Index Average 3 .73
1-day SORA ......................................... Singapore Overnight Rate Average 1 .19
1-day THOR ......................................... Thailand Overnight Repo Rate ON 0 .99
1-day TIIEOIS ........................................ Mexico Interbank TIIE 1-day 6 .63
1-day TONAR ........................................ Tokyo Overnight Average Rate 0 .98
1-week CNREPOFIX_CFXS .............................. China Fixing Repo Rates 1 .54
3-mo. CD_KSDA ...................................... Certificates of Deposit by the Korean Securities Dealers Association 2 .92
3-mo. HIBOR ........................................ Hong Kong Interbank Offered Rate 2 .97
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 6 .99
3-mo. STIBOR ....................................... Stockholm Interbank Offered Rate 1 .97
3-mo. TWCPBA ....................................... Taiwan Secondary Markets Bills Rate 1 .68
6-mo. BBR .......................................... Australian Bank Bill Rate 4 .80
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 2 .57
6-mo. PRIBOR ....................................... Prague Interbank Offered Rate 3 .89
6-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 3 .80
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared and OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
Centrally Cleared Swaps
(a)
.......................................................... $ 572,148 $ (36,490) $ 2,035,090 $ (2,013,826)
OTC Swaps ................................................................... — — 1,154,320 (600,573)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Managed Volatility V.I. Fund
18
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 1,279,831 $ — $ 1,309,332 $ — $ 2,589,163
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 413,973 — — 413,973
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 252,610 — — 1,782,480 — 2,035,090
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — — 1,154,320 — — — 1,154,320
$ — $ 252,610 $ 2,434,151 $ 413,973 $ 3,091,812 $ — $ 6,192,546
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 634,516 $ — $ 625,949 $ — $ 1,260,465
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 882,735 — — 882,735
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 2,013,826 — 2,013,826
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — — 600,573 — — — 600,573
$ — $ — $ 1,235,089 $ 882,735 $ 2,639,775 $ — $ 4,757,599
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended June 30, 2026, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ (368,252) $ — $ 2,557,377 $ — $ 2,189,125
Forward foreign currency exchange contracts .... — — — (119,481) — — (119,481)
Swaps .............................. — 57,048 (2,165,778) — (2,922,380) — (5,031,110)
$ — $ 57,048 $ (2,534,030) $ (119,481) $ (365,003) $ — $ (2,961,466)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ 609,344 $ — $ 712,959 $ — $ 1,322,303
Forward foreign currency exchange contracts .... — — — (171,450) — — (171,450)
Swaps .............................. — 216,769 1,236,519 — 2,528,385 — 3,981,673
$ — $ 216,769 $ 1,845,863 $ (171,450) $ 3,241,344 $ — $ 5,132,526

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Managed Volatility V.I. Fund
Schedule of Investments
19
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 154,490,948
Average notional value of contracts — short ................................................................................. 270,764,792
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... 32,513,594
Average amounts sold — in USD ........................................................................................ 53,182,419
Credit default swaps
Average notional value — sell protection ................................................................................... 41,297,158
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... 197,529,559
Average notional value — receives fixed rate ................................................................................ 211,719,878
Total return swaps
Average notional value ............................................................................................... 76,230,708
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 3,005,300 $ —
Forward f oreign currency exchange contracts ................................................................. 413,973 882,735
Swaps — centrally cleared .............................................................................. — 24,702
Swaps — OTC
(a)
..................................................................................... 1,154,320 600,573
Total derivative assets and liabilities in the Statement of Assets and Liabilities .............................................
$ 4,573,593 $ 1,508,010
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(3,005,300) (24,702)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 1,568,293 $ 1,483,308
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statement of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
(b)
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(c)(d)
Barclays Bank plc ................................ $ 6,147 $ (6,147) $ — $ — $ —
BNP Paribas SA ................................. 8,168 — — — 8,168
Canadian Imperial Bank of Commerce .................. 30,744 — — — 30,744
Citibank NA ..................................... 3,928 (3,928) — — —
Goldman Sachs International ......................... 67,565 — — — 67,565
HSBC Bank plc .................................. 54,453 (54,453) — — —
JPMorgan Chase Bank NA .......................... 34,963 (460) — — 34,503
Merrill Lynch International & Co. ....................... 1,151,276 (354,063) (797,213) — —
Morgan Stanley & Co. International plc .................. 182,524 (47,777) — — 134,747
Natwest Markets plc ............................... 18,244 (18,244) — — —
Toronto Dominion Bank ............................. 4,086 (3,486) — — 600
UBS AG ....................................... 6,195 — — — 6,195
$ 1,568,293 $ (488,558) $ (797,213) $ — $ 282,522

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Managed Volatility V.I. Fund
20
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(c)(e)
Bank of America NA ............................... $ 16,597 $ — $ — $ — $ 16,597
Barclays Bank plc ................................ 7,526 (6,147) — — 1,379
Citibank NA ..................................... 13,480 (3,928) — — 9,552
Credit Agricole Corporate & Investment Bank SA ............ 355,541 — — — 355,541
HSBC Bank plc .................................. 427,797 (54,453) — — 373,344
JPMorgan Chase Bank NA .......................... 460 (460) — — —
Merrill Lynch International & Co. ....................... 354,063 (354,063) — — —
Morgan Stanley & Co. International plc .................. 47,777 (47,777) — — —
Natwest Markets plc ............................... 256,581 (18,244) — — 238,337
Toronto Dominion Bank ............................. 3,486 (3,486) — — —
$ 1,483,308 $ (488,558) $ — $ — $ 994,750
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Net amount represents the net amount receivable from the counterparty in the event of default.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 1,695,193 $ 952,384 $ — $ 2,647,577
Air Freight & Logistics .................................... 961,913 157,837 — 1,119,750
Automobile Components .................................. — 104,387 — 104,387
Automobiles .......................................... 550,145 — — 550,145
Banks ............................................... 4,112,097 4,048,218 — 8,160,315
Beverages ........................................... 265,923 65,186 — 331,109
Biotechnology ......................................... 1,048,467 50,025 — 1,098,492
Broadline Retail ........................................ 3,828,343 126,774 — 3,955,117
Building Products ....................................... 229,521 16,095 — 245,616
Capital Markets ........................................ 2,251,108 1,213,327 — 3,464,435
Chemicals ............................................ 717,759 540,234 — 1,257,993
Commercial Services & Supplies ............................. 1,097,185 195,384 — 1,292,569
Communications Equipment ................................ 1,552,322 153,633 — 1,705,955
Construction & Engineering ................................ 224,556 554,921 — 779,477
Consumer Finance ...................................... 779,362 — — 779,362
Consumer Staples Distribution & Retail ........................ 1,512,917 45,322 — 1,558,239
Diversified REITs ....................................... — 47,229 — 47,229
Diversified Telecommunication Services ........................ 560,690 452,541 — 1,013,231
Electric Utilities ........................................ 658,300 406,623 — 1,064,923
Electrical Equipment ..................................... 1,378,351 1,433,103 — 2,811,454
Electronic Equipment, Instruments & Components ................. 1,266,105 465,327 — 1,731,432
Energy Equipment & Services .............................. 327,296 — — 327,296
Entertainment ......................................... 1,407,943 54,652 — 1,462,595
Financial Services ...................................... 1,942,641 58,224 — 2,000,865
Food Products ......................................... 192,027 405,558 — 597,585
Gas Utilities ........................................... 24,063 50,476 — 74,539
Ground Transportation ................................... 348,152 — — 348,152
Health Care Equipment & Supplies ........................... 366,914 116,418 — 483,332
Health Care Providers & Services ............................ 1,087,532 — — 1,087,532

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Managed Volatility V.I. Fund
Schedule of Investments
21
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Health Care REITs ...................................... $ 30,187 $ — $ — $ 30,187
Hotels, Restaurants & Leisure .............................. 162,443 247,103 — 409,546
Household Durables ..................................... 70,312 377,257 — 447,569
Household Products ..................................... 903,824 98,641 — 1,002,465
Independent Power and Renewable Electricity Producers ............ 302,661 384,470 — 687,131
Industrial Conglomerates .................................. 963,727 455,118 — 1,418,845
Industrial REITs ........................................ 129,509 44,361 — 173,870
Insurance ............................................ 599,579 1,193,327 — 1,792,906
Interactive Media & Services ............................... 6,234,363 59,353 — 6,293,716
IT Services ........................................... 548,269 362,365 — 910,634
Life Sciences Tools & Services .............................. 396,393 22,068 — 418,461
Machinery ............................................ 1,355,970 488,296 — 1,844,266
Marine Transportation .................................... 241,424 147,637 — 389,061
Media ............................................... 327,782 114,270 — 442,052
Multi-Utilities .......................................... 531,497 375,617 — 907,114
Office REITs .......................................... — 17,477 — 17,477
Oil, Gas & Consumable Fuels ............................... 2,264,771 1,238,784 — 3,503,555
Passenger Airlines ...................................... — 30,837 — 30,837
Personal Care Products .................................. 74,447 165,724 — 240,171
Pharmaceuticals ....................................... 2,121,296 1,884,287 — 4,005,583
Professional Services .................................... 1,070,924 987,581 — 2,058,505
Real Estate Management & Development ....................... 84,585 229,025 — 313,610
Residential REITs ....................................... 22,454 — — 22,454
Retail REITs .......................................... 65,375 — — 65,375
Semiconductors & Semiconductor Equipment .................... 16,115,804 2,256,190 — 18,371,994
Software ............................................. 5,094,824 175,825 — 5,270,649
Specialized REITs ...................................... 130,299 — — 130,299
Specialty Retail ........................................ 2,933,675 188,049 — 3,121,724
Technology Hardware, Storage & Peripherals .................... 6,443,069 155,895 — 6,598,964
Textiles, Apparel & Luxury Goods ............................ 18 228,103 — 228,121
Tobacco ............................................. 120,044 111,408 — 231,452
Trading Companies & Distributors ............................ 176,318 663,316 — 839,634
Transportation Infrastructure ............................... — 28,035 — 28,035
Water Utilities ......................................... 9,999 75,494 — 85,493
Wireless Telecommunication Services ......................... 66,075 477,052 — 543,127
Corporate Bonds ........................................ — 27,206 — 27,206
Other Interests .......................................... — — — —
Rights ................................................ — 3 682 685
Short-Term Securities
Money Market Funds ...................................... 9,519,858 — — 9,519,858
$ 89,498,600 $ 25,024,052 $ 682 $ 114,523,334
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 252,610 $ — $ 252,610
Equity contracts ........................................... 399,618 2,034,533 — 2,434,151
Foreign currency exchange contracts ............................ — 413,973 — 413,973
Interest rate contracts ....................................... 1,309,332 1,782,480 — 3,091,812
Liabilities
Equity contracts ........................................... (440,469) (794,620) — (1,235,089)
Foreign currency exchange contracts ............................ — (882,735) — (882,735)
Interest rate contracts ....................................... (625,949) (2,013,826) — (2,639,775)
$ 642,532 $ 792,415 $ — $ 1,434,947
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Statement of Assets and Liabilities
(unaudited)
June 30, 2026
2026
BlackRock Semi-Annual Financial Statements and Additional Information
22
BlackRock
Managed
Volatility V.I.
Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 105,003,476
Investments, at value — affiliated
(c)
.......................................................................................... 9,519,858
Cash pledged: –
Futures contracts .................................................................................................... 13,225,630
Centrally cleared swaps ................................................................................................ 5,731,000
Foreign currency, at value
(d)
............................................................................................... 11,589,017
Receivables: –
Securities lending income — affiliated ...................................................................................... 46
Swaps .......................................................................................................... 26,672
Dividends — unaffiliated ............................................................................................... 117,505
Dividends — affiliated ................................................................................................. 28,995
Interest — unaffiliated ................................................................................................. 78
Variation margin on futures contracts ....................................................................................... 3,005,300
Unrealized appreciation on: –
Forward foreign currency exchange contracts ................................................................................. 413,973
OTC swaps ........................................................................................................ 1,154,320
Prepaid e xpenses ..................................................................................................... 2,465
Total a ssets .........................................................................................................
149,818,335
LIABILITIES
Bank overdraft ........................................................................................................ 23,165
Collateral on securities loaned ............................................................................................. 461,315
Payables: –
Swaps   .......................................................................................................... 11,293
Accounting services fees ............................................................................................... 40,319
Accrued misc fee .................................................................................................... 18,419
Capital shares redeemed ............................................................................................... 9,181
Custodian fees ...................................................................................................... 27,261
Distribution fees ..................................................................................................... 24,768
Interest expense .................................................................................................... 104
Investment advisory fees .............................................................................................. 32,750
Printing and postage fees .............................................................................................. 45,072
Professional fees .................................................................................................... 54,030
Transfer agent fees .................................................................................................. 92,439
Variation margin on centrally cleared swaps .................................................................................. 24,702
Other accrued expenses ............................................................................................... 6,337
Unrealized depreciation on: –
Forward foreign currency exchange contracts ................................................................................. 882,735
OTC swaps ........................................................................................................ 600,573
Total li abilities ........................................................................................................
2,354,463
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 147,463,872
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 218,321,940
Accumulated loss ..................................................................................................... (70,858,068)
NET ASSETS ........................................................................................................
$ 147,463,872
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 86,822,078
(b)
  Securities loaned, at value ...................................................................................... $ 407,177
(c)
  Investments, at cost — affiliated ................................................................................... $ 9,519,855
(d)
  Foreign currency, at cost ....................................................................................... $ 11,637,115
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2026
23
Statement of Assets and Liabilities
See notes to financial statements.
BlackRock
Managed
Volatility V.I.
Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 6,369,865
Shares outstanding ...................................................................................................
378,609
Net asset value .....................................................................................................
$ 16.82
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10
Class III
Net assets .........................................................................................................
$ 141,094,007
Shares outstanding ...................................................................................................
8,419,151
Net asset value .....................................................................................................
$ 16.76
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10

Statement of Operations
(unaudited)
Six Months Ended June 30, 2026
2026
BlackRock Semi-Annual Financial Statements and Additional Information
24
See notes to financial statements.
BlackRock
Managed
Volatility V.I.
Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 939,401
Dividends — affiliated ................................................................................................. 99,890
Interest — unaffiliated ................................................................................................. 318,680
Securities lending income — affiliated — net ................................................................................. 1,384
Foreign taxes withheld ................................................................................................ (50,896)
Total investment income .................................................................................................
1,308,459
EXPENSES
Investment advisory .................................................................................................. 402,396
Distribution — class specific ............................................................................................ 175,208
Transfer agent — class specific .......................................................................................... 146,745
Accounting services .................................................................................................. 81,076
Professional ....................................................................................................... 52,756
Custodian ......................................................................................................... 39,239
Printing and postage ................................................................................................. 10,111
Directors and Officer ................................................................................................. 4,493
Transfer agent ...................................................................................................... 1,297
Miscellaneous ...................................................................................................... 26,284
Total expenses excluding interest expense .....................................................................................
939,605
Interest expense .................................................................................................... 571
Total expenses .......................................................................................................
940,176
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (185,913)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (146,745)
Total expenses after fees waived and/or reimbursed ..............................................................................
607,518
Net investment income ..................................................................................................
700,941
REALIZED AND UNREALIZED GAIN (LOSS) $ 12,173,565
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... 7,380,475
Investments — affiliated ............................................................................................. 134
Forward foreign currency exchange contracts ............................................................................... (119,481)
Foreign currency transactions ......................................................................................... (104,842)
Futures contracts .................................................................................................. 2,189,125
Swaps ......................................................................................................... (5,031,110)
A
4,314,301
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 2,995,988
Investments — affiliated ............................................................................................. 3
Forward foreign currency exchange contracts ............................................................................... (171,450)
Foreign currency translations .......................................................................................... (269,253)
Futures contracts .................................................................................................. 1,322,303
Swaps ......................................................................................................... 3,981,673
A
7,859,264
Net realized and unrealized gain ...........................................................................................
12,173,565
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 12,874,506

Statements of Changes in Net Assets
25
Statements of Changes in Net Assets
See notes to financial statements.
BlackRock Managed Volatility V.I. Fund
Six Months Ended
06/30/26 (unaudited)
Year Ended
12/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 700,941  $ 1,862,775
Net realized gain .................................................................................. 4,314,301  8,632,505
Net change in unrealized appreciation (depreciation) .......................................................... 7,859,264  (1,852,666)
Net increase in net assets resulting from operations ............................................................. 12,874,506  8,642,614
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Class I ........................................................................................ —  (114,057)
Class III ....................................................................................... —  (2,334,469)
Decrease in net assets resulting from distributions to shareholders ................................................... —  (2,448,526)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ................................................... (14,200,078) (19,113,820)
NET ASSETS
Total decrease in net assets ............................................................................ (1,325,572) (12,919,732)
Beginning of period .................................................................................. 148,789,444  161,709,176
End of period ......................................................................................
$ 147,463,872  $ 148,789,444
(a)
  Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
26
BlackRock Managed Volatility V.I. Fund
Class I
Six Months
Ended
06/30/26
(unaudited)
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of period ..........
$ 15.39  $ 14.80  $ 13.25  $ 14.03  $ 13.21  $ 13.21
Net investment income
(a)
..................
0 .10  0 .22  0 .23  0 .29  0 .14  0 .06
Net realized and unrealized gain .............
1 .33  0 .67  1 .36  0 .15  0 .68  0 .03
Net increase from investment operations ......... 1.43  0.89  1.59  0.44  0.82  0.09
Distributions from net investment income
(b)
..... —  (0.30) (0.04) (1.22) —  (0.09)
Net asset value, end of period ............... $ 16.82  $ 15.39  $ 14.80  $ 13.25  $ 14.03  $ 13.21
Total Return
(c)
Based on net asset value ................... 9.29%
(d)
5.98%
(e)
11.99% 3.20% 6.21% 0.68%
(e)
Ratios to Average Net Assets
(f)
Total expen ses ..........................
1.04%
(g)
1.04% 1.03% 1.10% 0.97% 0.93%
Total expenses after fees waived and/or reimbursed .
0.59%
(g)
0.59% 0.60% 0.61% 0.59% 0.59%
Total expenses after fees waived and/or reimbursed and
excluding interest expense and professional fees for
foreign withholding tax claims ..............
0.59%
(g)
0.59% 0.59% 0.59% 0.59% 0.59%
Net investment income ....................
1.20%
(g)
1.47% 1.62% 2.03% 1.04% 0.47%
Supplemental Data
Net assets, end of period (000) ............... $ 6,370  $ 6,056  $ 6,627  $ 7,293  $ 8,182  $ 8,853
Portfolio turnover rate ...................... 62% 179% 137% 166% 155% 103%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
27
Financial Highlights
BlackRock Managed Volatility V.I. Fund
Class III
Six Months
Ended
06/30/26
(unaudited)
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of period ...........
$ 15.35  $ 14.76  $ 13.21  $ 13.96  $ 13.18  $ 13.20
Net investment income
(a)
...................
0 .08  0 .18  0 .19  0 .25  0 .10  0 .03
Net realized and unrealized gain ..............
1 .33  0 .67  1 .36  0 .15  0 .68  0 .04
Net increase from investment operations .......... 1.41  0.85  1.55  0.40  0.78  0.07
Distributions from net investment income
(b)
...... —  (0.26) (0.00)
(c)
(1.15) —  (0.09)
Net asset value, end of period ................ $ 16.76  $ 15.35  $ 14.76  $ 13.21  $ 13.96  $ 13.18
Total Return
(d)
Based on net asset value .................... 9.19%
(e)
5.72%
(f)
11.75% 2.88% 5.92% 0.53%
(f)
Ratios to Average Net Assets
(g)
Total expen ses ...........................
1.30%
(h)
1.30% 1.28% 1.35% 1.22% 1.18%
Total expenses after fees waived and/or reimbursed ..
0.84%
(h)
0.84% 0.85% 0.86% 0.84% 0.84%
Total expenses after fees waived and/or reimbursed and
excluding interest expense and professional fees for
foreign withholding tax claims ...............
0.84%
(h)
0.84% 0.84% 0.84% 0.84% 0.84%
Net investment income .....................
0.95%
(h)
1.21% 1.37% 1.79% 0.78% 0.22%
Supplemental Data
Net assets, end of period (000) ................ $ 141,094  $ 142,734  $ 155,082  $ 159,382  $ 165,867  $ 205,922
Portfolio turnover rate ....................... 62% 179% 137% 166% 155% 103%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
28
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Managed
Volatility V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
On May 19, 2026, the Board of Directors of the Company (the “ Board ” ) approved certain changes to the Fund ’ s principal investment strategies and principal risks related to the Fund ’ s exposure to commodity markets and the formation of a wholly owned Cayman Islands subsidiary, “ BlackRock Cayman Managed Volatility V.I. Fund, Ltd., ” that will invest in certain commodity-related instruments. The subsidiary became operational on July 30, 2026.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2026 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian, which at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Notes to Financial Statements
(unaudited) (continued)
29
Notes to Financial Statements
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price
(including evaluated prices) provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund.
The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return and equity swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
30
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/
or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Certain information made available by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan.
The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy

Notes to Financial Statements
(unaudited) (continued)
31
Notes to Financial Statements
or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the  Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and
Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Goldman Sachs & Co. LLC .......................... $ 78,027 $ (78,027) $ — $ —
J.P. Morgan Securities LLC .......................... 290,703 (290,703) — —
Morgan Stanley .................................. 38,447 (38,447) — —
$ 407,177 $ (407,177) $ — $ —
(a)
  Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
32
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of
Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and
Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Fund may enter into forward interest rate swaps and forward total return swaps. In a forward swap, the Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which

Notes to Financial Statements
(unaudited) (continued)
33
Notes to Financial Statements
is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparty are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
The Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”), BlackRock (Singapore) Limited (“BSL”) and BlackRock
Asset Management North Asia Limited ("BAMNA"), (collectively, the “Sub-Advisers'), each an affiliate of the Manager. The Manager pays BIL, BSL and BAMNA for services they provide for that portion of the Fund for which BIL, BSL and BAMNA, as applicable, acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of  0.25 % based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the six months ended June 30, 2026, the class specific distribution fees borne directly by Class III were $175,208.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific in the Statement of Operations . For the six months ended June 30, 2026 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the six months ended June 30, 2026, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act
(“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2026, the amount waived was $2,083.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2027. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors , or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2026, there were no fees waived by the Manager pursuant to this arrangement.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.55%
$1 billion - $3 billion ..................................................................................................... 0.52
$3 billion - $5 billion ..................................................................................................... 0.50
$5 billion - $10 billion .................................................................................................... 0.48
Greater than $10 billion ................................................................................................... 0.47
Class I Class III Total
Transfer agent fees - class specific .................................................................... $ 6,090 $ 140,655 $ 146,745

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
34
The Manager has contractually agreed to reimburse certain networking and operational/recordkeeping fees (transfer agent fees) in order to limit such certain expenses to
0.00% of average daily net assets for Class I and Class III shares. The Manager has agreed not to reduce or discontinue the contractual expense limitations through June
30, 2027, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the Manager — class specific in the Statement of Operations. For the six months ended June 30, 2026 , class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit net total annual operating expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2027, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2026, the Manager waived and/or reimbursed investment advisory fees of $183,830, which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the securities lending agreement effective as of January 1, 2026, the Fund retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specific threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the securities lending agreement effective as of January 1, 2025, identical securities lending arrangements were in place for the Fund for the calendar year ended
December 31, 2025.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2026, the Fund paid BIM $288 for securities lending agent services.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
Other Transactions: During the  six months ended June 30, 2026 , the Fund received a reimbursement of $6,670 from an affiliate, which is included in Other income - affiliated in the Statement of Operations.
The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the six months ended June 30, 2026, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 6,090
Class III ...................................................................................................... 140,655
$ 146,745
Class I Class III
Expense Limitations .................................................................................. 0.59% 0.84%
Purchases ............................................................................................................... $ 10,042,132
Sales ................................................................................................................... 14,342,162
Net Realized Gain .......................................................................................................... 2,255,606

Notes to Financial Statements
(unaudited) (continued)
35
Notes to Financial Statements
7. PURCHASES AND SALES
For the six months ended June 30, 2026, purchases and sales of investments,  excluding short-term securities, were $64,337,756 and $74,785,614, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
As of December 31, 2025, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $84,424,241.
As of June 30, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b)
the Fed Funds rate (but in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2027 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2026, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Managed Volatility V.I. Fund .................................. $ 96,873,545 $ 26,986,895 $ (7,902,159) $ 19,084,736

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
36
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue,
they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
As of June 30, 2026, BlackRock Financial Management, Inc., an affiliate of the Fund, owned 730 Class III Shares of the Fund.
Six Months Ended
06/30/26
Year Ended
12/31/25
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Managed Volatility V.I. Fund
Class I
Shares sold .............................................
— $ — 4,613 $ 70,311
Shares issued in reinvestment of distributions ........................
— — 7,397 114,057
Shares redeemed .........................................
(14,771) (236,550) (66,559) (1,014,048)
(14,771) $ (236,550) (54,549) $ (829,680)
Class III
Shares sold .............................................
412,874 $ 6,742,643 720,644 $ 11,057,142
Shares issued in reinvestment of distributions ........................
— — 151,774 2,334,282
Shares redeemed .........................................
(1,290,476) (20,706,171) (2,085,581) (31,675,564)
(877,602) $ (13,963,528) (1,213,163) $ (18,284,140)
(892,373) $ (14,200,078) (1,267,712) $ (19,113,820)

Notes to Financial Statements
(unaudited) (continued)
37
Notes to Financial Statements
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Glossary of Terms Used in these Financial Statements
2026
BlackRock Semi-Annual Financial Statements and Additional Information
38
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNY Chinese Yuan
CZK Czech Koruna
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
ILS Israeli shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PLN Polish Zloty
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TWD Taiwan New Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
ADR American Depositary Receipts
BBR Australian Bank Bill Rate
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CNREPOFIX_CFXS China Fixing Repo Rates
CVR Contingent Value Rights
EURIBOR Euro Interbank Offered Rate
HIBOR Hong Kong Interbank Offered Rate
JIBAR Johannesburg Interbank Average Rate
MIBOR Mumbai Interbank Offered Rate
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
OMX Stockholm Nordic Exchange
OTC Over-the-counter
PRIBOR Prague Interbank Offered Rate
REIT Real Estate Investment Trust
REPO_CORRA Canadian Overnight Repo Rate
SARON Swiss Average Rate Overnight
SCA Svenska Cellulosa Aktiebolaget
SDR Swedish Depositary Receipts
SHIRON Shekel Overnight Risk Free Rate
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
SORA Singapore Overnight Rate Average
STIBOR Stockholm Interbank Offered Rate
TIIEOIS Mexico Interbank TIIE 1-day
TONAR Tokyo Overnight Average Rate
THOR Thailand Overnight Repo Rate ON
TWCPBA Taiwan Secondary Markets Bills Rate
WIBOR Warsaw Interbank Offered Rate

June 30, 2026
Not FDIC Insured - May Lose Value - No Bank Guarantee
2026 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock S&P 500 Index V.I. Fund

Derivative Financial Instruments
2026
BlackRock Semi-Annual Financial Statements and Additional Information
2
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Schedule of Investments
(unaudited)
June 30, 2026
BlackRock S&P 500 Index V.I. Fund
Schedule of Investments
3
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.3%
Axon Enterprise, Inc.
(a)
................ 4,026 $ 2,257,016
Boeing Co. (The)
(a)
................... 40,511 8,769,416
GE Aerospace ...................... 53,590 20,028,191
General Dynamics Corp. ............... 13,077 4,632,396
Honeywell Aerospace, Inc.
(a)
............ 16,259 3,594,429
Howmet Aerospace, Inc. ............... 20,709 5,567,822
Huntington Ingalls Industries, Inc. ......... 1,989 556,701
L3Harris Technologies, Inc. ............. 9,576 2,782,690
Lockheed Martin Corp. ................ 10,398 5,297,365
Northrop Grumman Corp. .............. 6,871 3,499,469
RTX Corp. ........................ 69,161 13,121,916
Textron, Inc. ....................... 9,009 826,396
TransDigm Group, Inc.
(b)
............... 2,891 3,850,928
74,784,735
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc. ........... 6,108 1,150,381
Expeditors International of Washington, Inc. .. 6,716 1,094,574
FedEx Corp. ....................... 11,217 3,512,379
United Parcel Service, Inc. , Class B ....... 38,373 4,125,097
9,882,431
Automobile Components — 0.0%
Aptiv plc
(a)
......................... 11,302 693,717
Automobiles — 2.0%
Ford Motor Co. ..................... 200,291 2,784,045
General Motors Co. .................. 46,231 3,563,486
Tesla, Inc.
(a)
........................ 144,604 60,820,442
67,167,973
Banks — 3.4%
Bank of America Corp. ................ 335,346 19,108,015
Citigroup, Inc. ...................... 87,605 12,261,196
Citizens Financial Group, Inc. ........... 21,593 1,513,022
Fifth Third Bancorp .................. 46,322 2,611,171
Huntington Bancshares, Inc. ............ 104,871 1,859,363
JPMorgan Chase & Co. ............... 137,629 45,050,101
KeyCorp .......................... 47,406 1,092,708
M&T Bank Corp. .................... 7,512 1,787,931
PNC Financial Services Group, Inc. (The)
(b)
.. 20,376 5,016,979
Regions Financial Corp. ............... 44,552 1,345,470
Truist Financial Corp. ................. 64,802 3,228,436
US Bancorp ....................... 80,491 4,861,656
Wells Fargo & Co. ................... 157,182 12,989,520
112,725,568
Beverages — 1.0%
Brown-Forman Corp. , Class B
(b)
.......... 8,363 222,874
Coca-Cola Co. (The) ................. 198,856 16,161,027
Constellation Brands, Inc. , Class A ........ 7,343 1,021,338
Keurig Dr Pepper, Inc.
(b)
............... 69,030 2,259,352
Molson Coors Beverage Co. , Class B
(b)
..... 7,520 292,979
Monster Beverage Corp.
(a)
.............. 36,448 3,503,382
PepsiCo, Inc. ...................... 70,439 9,537,440
32,998,392
Biotechnology — 1.6%
AbbVie, Inc. ....................... 90,749 22,836,078
Amgen, Inc. ....................... 27,851 10,085,404
Biogen, Inc.
(a)
...................... 7,693 1,662,150
Gilead Sciences, Inc. ................. 64,068 8,094,351
Incyte Corp.
(a)
...................... 8,280 938,621
Moderna, Inc.
(a)
..................... 17,699 1,239,461
Regeneron Pharmaceuticals, Inc. ......... 5,123 3,194,396
Security
Shares
Shares Value
Biotechnology (continued)
Vertex Pharmaceuticals, Inc.
(a)
........... 13,084 $ 6,499,215
54,549,676
Broadline Retail — 3.7%
Amazon.com, Inc.
(a)
.................. 502,797 119,836,637
eBay, Inc. ......................... 22,609 2,526,556
122,363,193
Building Products — 0.5%
A O Smith Corp. .................... 5,578 349,852
Allegion plc ........................ 4,193 589,075
Builders FirstSource, Inc.
(a)
............. 5,601 501,177
Carrier Global Corp. .................. 40,293 2,955,492
Johnson Controls International plc ........ 31,322 4,576,457
Lennox International, Inc.
(b)
............. 1,620 928,179
Masco Corp. ....................... 10,557 859,023
Trane Technologies plc ................ 11,368 5,583,507
16,342,762
Capital Markets — 3.0%
Ameriprise Financial, Inc. .............. 4,618 2,118,554
Ares Management Corp. , Class A
(b)
........ 10,399 1,157,513
Bank of New York Mellon Corp. (The) ...... 35,255 5,098,226
BlackRock, Inc.
(c)
.................... 7,416 7,130,929
Blackstone, Inc. , Class A ............... 38,109 4,484,286
CBOE Global Markets, Inc. ............. 5,479 1,329,589
Charles Schwab Corp. (The) ............ 83,969 7,747,820
CME Group, Inc. , Class A .............. 18,565 4,099,709
Coinbase Global, Inc. , Class A
(a)
.......... 11,490 1,679,723
FactSet Research Systems, Inc. .......... 1,791 412,073
Franklin Resources, Inc.
(b)
.............. 16,508 549,221
Goldman Sachs Group, Inc. (The) ........ 15,153 15,325,290
Interactive Brokers Group, Inc. , Class A ..... 23,009 2,002,703
Intercontinental Exchange, Inc. .......... 29,055 3,576,961
Invesco Ltd. ....................... 22,151 584,565
KKR & Co., Inc. ..................... 35,440 3,252,683
Moody's Corp. ...................... 7,717 3,495,184
Morgan Stanley ..................... 61,571 12,870,802
MSCI, Inc. , Class A .................. 3,728 2,087,829
Nasdaq, Inc. ....................... 23,289 1,835,639
Northern Trust Corp. .................. 9,449 1,642,614
Raymond James Financial, Inc. .......... 8,815 1,340,144
Robinhood Markets, Inc. , Class A
(a)
........ 40,409 4,052,214
S&P Global, Inc. .................... 15,573 6,342,260
State Street Corp. ................... 14,280 2,421,888
T. Rowe Price Group, Inc. .............. 10,837 1,232,058
97,870,477
Chemicals — 1.0%
Air Products & Chemicals, Inc. ........... 11,546 3,385,056
Albemarle Corp. .................... 6,106 824,493
CF Industries Holdings, Inc. ............. 8,213 889,139
Corteva, Inc. ....................... 34,573 2,927,987
Dow, Inc. ......................... 36,525 999,324
DuPont de Nemours, Inc. .............. 7,145 969,148
Ecolab, Inc. ....................... 13,068 3,640,876
International Flavors & Fragrances, Inc. ..... 13,024 1,031,761
Linde plc ......................... 23,748 12,323,787
LyondellBasell Industries NV , Class A ...... 13,026 685,819
Mosaic Co. (The) .................... 17,496 370,740
PPG Industries, Inc. .................. 11,316 1,372,518
Sherwin-Williams Co. (The) ............. 11,708 4,031,299
33,451,947
Commercial Services & Supplies — 0.4%
Cintas Corp. ....................... 17,535 2,982,353
Copart, Inc.
(a)
...................... 46,549 1,312,216

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock S&P 500 Index V.I. Fund
4
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
Republic Services, Inc. , Class A .......... 10,199 $ 2,173,203
Rollins, Inc. ........................ 15,329 639,833
Veralto Corp. ....................... 12,871 1,141,400
Waste Management, Inc. ............... 18,968 4,227,588
12,476,593
Communications Equipment — 1.4%
Arista Networks, Inc.
(a)
................ 53,035 9,009,586
Ciena Corp.
(a)
...................... 7,303 3,582,560
Cisco Systems, Inc. .................. 202,881 23,830,402
F5, Inc.
(a)
......................... 2,914 1,212,107
Lumentum Holdings, Inc.
(a)
............. 3,996 3,428,808
Motorola Solutions, Inc. ............... 8,553 3,551,975
44,615,438
Construction & Engineering — 0.3%
Comfort Systems USA, Inc. ............. 1,814 3,595,258
EMCOR Group, Inc. .................. 2,257 1,873,039
Quanta Services, Inc. ................. 7,730 5,565,909
11,034,206
Construction Materials — 0.2%
CRH plc .......................... 34,186 3,657,902
Martin Marietta Materials, Inc. ........... 3,066 1,768,162
Vulcan Materials Co.
(b)
................ 6,649 1,961,522
7,387,586
Consumer Finance — 0.5%
American Express Co.
(b)
............... 27,336 9,246,402
Capital One Financial Corp. ............. 32,151 6,450,133
Synchrony Financial .................. 16,995 1,292,470
16,989,005
Consumer Staples Distribution & Retail — 1.7%
Casey's General Stores, Inc. ............ 1,936 1,538,713
Costco Wholesale Corp. ............... 22,788 21,317,490
Dollar General Corp. ................. 11,526 1,326,758
Dollar Tree, Inc.
(a)
.................... 9,207 1,113,587
Kroger Co. (The) .................... 29,135 1,617,867
Sysco Corp. ....................... 24,198 2,022,469
Target Corp. ....................... 23,527 3,072,861
Walmart, Inc. ....................... 225,180 25,503,887
57,513,632
Containers & Packaging — 0.2%
Amcor plc ......................... 23,695 1,027,178
Avery Dennison Corp. ................. 3,967 644,042
Ball Corp. ......................... 14,184 885,082
International Paper Co. ................ 27,132 1,033,729
Packaging Corp. of America ............ 4,603 1,096,803
Smurfit WestRock plc ................. 27,473 1,270,901
5,957,735
Distributors — 0.0%
Genuine Parts Co. ................... 7,219 851,698
Diversified Telecommunication Services — 0.6%
AT&T, Inc. ......................... 356,892 7,387,664
Comcast Corp. , Class A ............... 183,796 4,512,192
Verizon Communications, Inc. ........... 214,472 9,080,745
20,980,601
Electric Utilities — 1.4%
Alliant Energy Corp. .................. 13,445 1,025,719
American Electric Power Co., Inc. ......... 27,736 3,794,562
Constellation Energy Corp. ............. 16,267 4,040,235
Duke Energy Corp. .................. 40,216 5,090,541
Edison International
(b)
................. 20,135 1,499,051
Entergy Corp. ...................... 23,112 2,654,644
Security
Shares
Shares Value
Electric Utilities (continued)
Evergy, Inc.
(b)
...................... 11,725 $ 1,013,392
Eversource Energy .................. 19,341 1,397,774
Exelon Corp. ....................... 52,847 2,463,727
FirstEnergy Corp. ................... 26,777 1,272,979
NextEra Energy, Inc. ................. 106,891 9,381,823
NRG Energy, Inc. .................... 11,076 1,617,761
PG&E Corp. ....................... 113,511 1,909,255
Pinnacle West Capital Corp. ............ 6,237 667,359
PPL Corp. ........................ 38,760 1,408,926
Southern Co. (The) .................. 56,654 5,422,354
Xcel Energy, Inc. .................... 30,903 2,481,511
47,141,613
Electrical Equipment — 1.3%
AMETEK, Inc. ...................... 11,806 2,856,344
Eaton Corp. plc ..................... 19,929 8,492,145
Emerson Electric Co. ................. 28,708 4,109,550
GE Vernova, Inc. .................... 13,802 16,215,418
Generac Holdings, Inc.
(a)
............... 2,950 863,789
Hubbell, Inc. , Class B ................. 2,755 1,441,416
Rockwell Automation, Inc. .............. 5,711 2,827,402
Vertiv Holdings Co. , Class A ............ 19,802 6,630,106
43,436,170
Electronic Equipment, Instruments & Components — 1.2%
Amphenol Corp. , Class A .............. 63,383 11,175,690
CDW Corp. ........................ 6,764 951,289
Coherent Corp.
(a)
.................... 10,049 3,964,029
Corning, Inc. ....................... 40,089 10,239,933
Flex Ltd.
(a)
......................... 18,885 3,060,692
Jabil, Inc. ......................... 5,431 2,093,542
Keysight Technologies, Inc.
(a)
............ 8,756 3,065,213
TE Connectivity plc .................. 15,131 3,050,561
Teledyne Technologies, Inc.
(a)
............ 2,383 1,589,223
Zebra Technologies Corp. , Class A
(a)
....... 2,472 650,779
39,840,951
Energy Equipment & Services — 0.2%
Baker Hughes Co. , Class A ............. 50,823 2,820,677
Halliburton Co. ..................... 42,917 1,457,032
SLB Ltd. .......................... 76,652 3,563,551
7,841,260
Entertainment — 1.0%
Electronic Arts, Inc. .................. 11,497 2,357,345
Live Nation Entertainment, Inc.
(a)
......... 8,324 1,524,208
Netflix, Inc.
(a)
....................... 216,282 15,442,535
Take-Two Interactive Software, Inc.
(a)
....... 8,821 2,205,074
TKO Group Holdings, Inc. , Class A ........ 3,120 628,087
Walt Disney Co. (The) ................ 89,193 8,584,826
Warner Bros Discovery, Inc.
(a)
........... 127,561 3,400,776
34,142,851
Financial Services — 3.3%
Apollo Global Management, Inc. .......... 23,923 2,830,330
Berkshire Hathaway, Inc. , Class B
(a)
....... 94,166 47,119,725
Block, Inc. , Class A
(a)
................. 27,490 2,089,240
Corpay, Inc.
(a)
...................... 3,357 1,118,787
Fidelity National Information Services, Inc. ... 27,206 1,057,769
Fiserv, Inc.
(a)
....................... 27,594 1,353,486
Global Payments, Inc. ................ 11,793 855,700
Jack Henry & Associates, Inc. ........... 3,409 469,556
Mastercard, Inc. , Class A ............... 41,444 21,285,638
PayPal Holdings, Inc. ................. 45,308 1,956,400
Visa, Inc. , Class A ................... 85,249 29,248,079
109,384,710

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock S&P 500 Index V.I. Fund
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Food Products — 0.4%
Archer-Daniels-Midland Co. ............. 25,070 $ 1,915,348
Bunge Global SA .................... 6,839 729,926
General Mills, Inc.
(b)
.................. 27,146 944,681
Hershey Co. (The) ................... 7,711 1,352,895
Hormel Foods Corp. .................. 15,763 391,238
J M Smucker Co. (The) ................ 5,361 603,113
Kraft Heinz Co. (The) ................. 45,116 1,065,640
McCormick & Co., Inc. (Non-Voting) ....... 12,850 647,897
Mondelez International, Inc. , Class A ....... 65,530 3,790,255
Tyson Foods, Inc. , Class A ............. 14,773 845,754
12,286,747
Gas Utilities — 0.1%
Atmos Energy Corp. .................. 8,437 1,453,442
Ground Transportation — 0.9%
CSX Corp. ........................ 95,160 4,522,955
Fedex Freight Holding Co., Inc.
(a)
......... 5,608 846,808
JB Hunt Transport Services, Inc. ......... 3,931 1,137,750
Norfolk Southern Corp. ................ 11,548 3,632,885
Old Dominion Freight Line, Inc. .......... 9,552 2,068,963
Uber Technologies, Inc.
(a)
.............. 104,556 7,544,761
Union Pacific Corp. .................. 30,438 8,279,136
28,033,258
Health Care Equipment & Supplies — 1.4%
Abbott Laboratories .................. 89,746 8,143,552
Align Technology, Inc.
(a)
................ 3,429 578,335
Baxter International, Inc.
(b)
.............. 25,851 551,143
Becton Dickinson & Co. ............... 14,153 2,141,773
Boston Scientific Corp.
(a)
............... 75,682 3,230,108
Cooper Cos., Inc. (The)
(a)
.............. 10,290 737,896
Dexcom, Inc.
(a)
..................... 19,697 1,326,593
Edwards Lifesciences Corp.
(a)
........... 29,752 2,691,366
GE HealthCare Technologies, Inc. ........ 23,738 1,519,469
IDEXX Laboratories, Inc.
(a)
.............. 3,997 2,104,181
Insulet Corp.
(a)
...................... 3,681 560,432
Intuitive Surgical, Inc.
(a)
................ 18,191 7,234,197
Medtronic plc ...................... 66,133 5,173,585
ResMed, Inc.
(b)
..................... 7,586 1,478,360
Solventum Corp.
(a)
................... 7,857 606,168
STERIS plc ........................ 5,144 1,083,172
Stryker Corp. ...................... 17,728 5,581,483
Zimmer Biomet Holdings, Inc. ........... 10,125 871,661
45,613,474
Health Care Providers & Services — 1.7%
Cardinal Health, Inc. .................. 12,093 2,872,813
Cencora, Inc. ...................... 10,042 2,841,685
Centene Corp.
(a)
.................... 23,874 1,532,472
Cigna Group (The) ................... 13,533 3,730,778
CVS Health Corp. ................... 65,674 6,793,975
DaVita, Inc.
(a)
....................... 1,508 335,500
Elevance Health, Inc. ................. 11,154 4,313,587
HCA Healthcare, Inc.
(b)
................ 7,971 3,107,813
Henry Schein, Inc.
(a)
.................. 4,789 399,977
Humana, Inc. ...................... 6,164 2,448,464
Labcorp Holdings, Inc. ................ 4,151 1,162,280
McKesson Corp. .................... 6,174 4,665,074
Quest Diagnostics, Inc. ................ 5,775 1,224,011
UnitedHealth Group, Inc. ............... 46,709 19,413,662
Universal Health Services, Inc. , Class B .... 2,863 425,700
55,267,791
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc. ....... 8,365 442,090
Healthpeak Properties, Inc. ............. 34,525 738,835
Security
Shares
Shares Value
Health Care REITs (continued)
Ventas, Inc. ....................... 23,446 $ 2,082,005
Welltower, Inc. ...................... 35,755 8,115,312
11,378,242
Health Care Technology — 0.0%
Veeva Systems, Inc. , Class A
(a)
.......... 7,860 1,394,914
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc. ............. 31,791 753,765
Hotels, Restaurants & Leisure — 1.6%
Airbnb, Inc. , Class A
(a)
................. 21,466 3,071,785
Booking Holdings, Inc. ................ 39,801 7,094,130
Carnival Corp. Ltd. ................... 66,077 1,887,820
Chipotle Mexican Grill, Inc. , Class A
(a)
...... 65,715 2,234,310
Darden Restaurants, Inc. .............. 6,051 1,246,566
Domino's Pizza, Inc. .................. 1,547 457,974
DoorDash, Inc. , Class A
(a)
.............. 19,210 3,544,821
Expedia Group, Inc. .................. 5,881 1,504,830
Hilton Worldwide Holdings, Inc. .......... 11,662 3,853,824
Las Vegas Sands Corp. ............... 15,908 734,791
Marriott International, Inc. , Class A ........ 11,209 4,153,943
McDonald's Corp. ................... 36,646 9,905,780
MGM Resorts International
(a)
............ 9,803 468,681
Norwegian Cruise Line Holdings Ltd.
(a)
...... 24,763 522,747
Royal Caribbean Cruises Ltd. ........... 12,924 4,103,758
Starbucks Corp. ..................... 58,556 5,983,838
Wynn Resorts Ltd. ................... 4,251 412,730
Yum! Brands, Inc. ................... 13,959 2,231,486
53,413,814
Household Durables — 0.2%
DR Horton, Inc. ..................... 13,468 2,193,668
Garmin Ltd. ........................ 8,407 1,996,999
Lennar Corp. , Class A ................. 11,232 1,016,384
NVR, Inc.
(a)
........................ 144 981,129
PulteGroup, Inc. .................... 9,551 1,310,493
7,498,673
Household Products — 0.8%
Church & Dwight Co., Inc. .............. 12,329 1,194,434
Clorox Co. (The) .................... 6,173 589,151
Colgate-Palmolive Co. ................ 41,368 3,792,618
Kimberly-Clark Corp.
(b)
................ 17,116 1,878,823
Procter & Gamble Co. (The) ............ 119,879 17,579,057
25,034,083
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) .................... 34,788 509,992
Vistra Corp. ....................... 16,201 2,569,965
3,079,957
Industrial Conglomerates — 0.2%
3M Co. ........................... 26,960 4,365,094
Honeywell International, Inc. ............ 16,259 3,640,278
8,005,372
Industrial REITs — 0.2%
Prologis, Inc. ....................... 47,905 6,489,690
Insurance — 1.6%
Aflac, Inc. ......................... 23,529 2,758,775
Allstate Corp. (The) .................. 13,320 3,169,361
American International Group, Inc. ........ 27,628 2,059,115
Aon plc , Class A .................... 10,924 3,623,381
Arch Capital Group Ltd.
(a)
.............. 18,329 1,779,013
Arthur J Gallagher & Co. ............... 13,360 3,067,055
Assurant, Inc. ...................... 2,532 679,918
Brown & Brown, Inc. .................. 15,271 979,635

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock S&P 500 Index V.I. Fund
6
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Chubb Ltd. ........................ 18,478 $ 6,296,194
Cincinnati Financial Corp. .............. 7,753 1,435,390
Erie Indemnity Co. , Class A
(b)
............ 1,385 332,054
Everest Group Ltd. ................... 1,945 694,812
Globe Life, Inc. ..................... 4,120 736,162
Hartford Insurance Group, Inc. (The) ....... 14,013 1,857,003
Loews Corp. ....................... 8,923 1,010,173
Marsh & McLennan Cos., Inc. ........... 24,737 4,122,916
MetLife, Inc. ....................... 27,587 2,334,136
Principal Financial Group, Inc. ........... 9,993 1,077,045
Progressive Corp. (The) ............... 29,923 6,536,679
Prudential Financial, Inc. ............... 17,641 1,903,993
Travelers Cos., Inc. (The) .............. 10,847 3,580,812
Willis Towers Watson plc ............... 4,783 1,250,133
WR Berkley Corp. ................... 15,434 1,088,560
52,372,315
Interactive Media & Services — 7.7%
Alphabet, Inc. , Class A ................ 301,179 107,632,339
Alphabet, Inc. , Class C ................ 242,765 85,776,158
Meta Platforms, Inc. , Class A ............ 112,821 63,550,941
256,959,438
IT Services — 0.6%
Accenture plc , Class A ................ 31,634 3,936,535
Akamai Technologies, Inc.
(a)
............. 7,351 868,962
Cognizant Technology Solutions Corp. , Class A 23,995 929,326
Gartner, Inc.
(a)
...................... 3,278 424,894
GoDaddy, Inc. , Class A
(a)
............... 6,927 587,964
International Business Machines Corp. ..... 48,199 13,554,041
VeriSign, Inc. ...................... 4,234 1,065,105
21,366,827
Leisure Products — 0.0%
Hasbro, Inc. ....................... 7,126 588,536
Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc. .............. 14,559 1,933,872
Bio-Techne Corp. .................... 7,727 545,912
Charles River Laboratories International, Inc.
(a)
2,656 602,354
Danaher Corp. ..................... 32,427 6,176,695
IQVIA Holdings, Inc.
(a)
................. 8,680 1,677,150
Mettler-Toledo International, Inc.
(a)
........ 1,055 1,347,773
Revvity, Inc. ....................... 5,886 654,876
Thermo Fisher Scientific, Inc. ............ 19,088 9,569,960
Waters Corp.
(a) (b)
.................... 4,977 1,866,574
West Pharmaceutical Services, Inc. ....... 3,561 1,278,399
25,653,565
Machinery — 2.0%
Caterpillar, Inc.
(b)
.................... 23,658 25,193,404
Cummins, Inc. ...................... 7,093 5,058,798
Deere & Co. ....................... 12,882 8,171,439
Dover Corp. ....................... 6,856 1,537,664
Fortive Corp. ....................... 15,347 937,548
IDEX Corp. ........................ 3,840 871,488
Illinois Tool Works, Inc. ................ 13,431 3,632,683
Ingersoll Rand, Inc. .................. 18,158 1,488,774
Nordson Corp. ...................... 2,720 820,597
Otis Worldwide Corp. ................. 19,409 1,389,684
PACCAR, Inc. ...................... 26,936 3,235,552
Parker-Hannifin Corp. ................. 6,506 6,363,649
Pentair plc ........................ 8,575 657,359
Snap-on, Inc. ...................... 2,674 1,076,018
Stanley Black & Decker, Inc. ............ 7,838 737,713
Westinghouse Air Brake Technologies Corp. .. 8,815 2,376,524
Security
Shares
Shares Value
Machinery (continued)
Xylem, Inc. ........................ 12,209 $ 1,443,226
64,992,120
Media — 0.1%
Charter Communications, Inc. , Class A
(a)
.... 4,371 621,600
EchoStar Corp. , Class A
(a) (b)
............. 7,031 713,646
Fox Corp. , Class A
(b)
.................. 9,867 514,663
Fox Corp. , Class B ................... 7,481 350,410
News Corp. , Class A .................. 18,769 466,034
News Corp. , Class B ................. 6,293 176,582
Omnicom Group, Inc. ................. 14,639 1,066,158
Paramount Skydance Corp. , Class B
(b)
..... 17,064 168,251
Trade Desk, Inc. (The) , Class A
(a)
......... 22,657 409,639
4,486,983
Metals & Mining — 0.4%
Freeport-McMoRan, Inc. ............... 73,887 4,646,754
Newmont Corp. ..................... 54,833 5,121,402
Nucor Corp. ....................... 11,685 2,602,834
Steel Dynamics, Inc. .................. 6,994 1,604,843
13,975,833
Multi-Utilities — 0.6%
Ameren Corp. ...................... 14,389 1,626,533
CenterPoint Energy, Inc. ............... 34,388 1,514,448
CMS Energy Corp. ................... 15,628 1,195,542
Consolidated Edison, Inc.
(b)
............. 18,694 2,068,117
Dominion Energy, Inc. ................. 44,498 3,038,768
DTE Energy Co. .................... 10,476 1,596,228
NiSource, Inc. ...................... 24,119 1,146,858
Public Service Enterprise Group, Inc. ...... 25,878 2,100,258
Sempra .......................... 33,919 3,144,631
WEC Energy Group, Inc. ............... 16,880 1,971,078
19,402,461
Office REITs — 0.0%
BXP, Inc.
(b)
........................ 7,921 525,242
Oil, Gas & Consumable Fuels — 2.7%
APA Corp. ........................ 18,631 606,812
Chevron Corp. ...................... 96,158 15,939,150
ConocoPhillips ..................... 62,576 6,505,401
Devon Energy Corp. .................. 59,011 2,438,334
Diamondback Energy, Inc. .............. 9,797 1,722,117
EOG Resources, Inc. ................. 27,358 3,549,153
EQT Corp. ........................ 32,039 1,703,514
Expand Energy Corp. ................. 11,583 1,056,254
Exxon Mobil Corp. ................... 212,899 29,107,551
Kinder Morgan, Inc. .................. 101,602 3,248,216
Marathon Petroleum Corp. ............. 14,890 3,806,926
Occidental Petroleum Corp. ............. 36,701 1,782,568
ONEOK, Inc. ....................... 32,696 2,842,590
Phillips 66 ......................... 20,593 3,481,247
Targa Resources Corp. ................ 11,174 2,996,196
Texas Pacific Land Corp. ............... 2,995 1,310,732
Valero Energy Corp. .................. 15,252 3,972,231
Williams Cos., Inc. (The) ............... 63,194 4,697,842
90,766,834
Passenger Airlines — 0.2%
Delta Air Lines, Inc. .................. 33,717 3,157,934
Southwest Airlines Co. ................ 25,662 1,319,540
United Airlines Holdings, Inc.
(a)
........... 16,817 2,286,944
6,764,418

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock S&P 500 Index V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The) , Class A ..... 12,926 $ 1,020,508
Kenvue, Inc. ....................... 97,594 1,865,021
2,885,529
Pharmaceuticals — 3.4%
Bristol-Myers Squibb Co. ............... 105,076 6,054,479
Eli Lilly & Co. ...................... 40,632 48,735,240
Johnson & Johnson .................. 123,643 31,401,613
Merck & Co., Inc. .................... 126,859 16,301,381
Pfizer, Inc. ........................ 293,997 7,079,448
Viatris, Inc. ........................ 59,549 945,638
Zoetis, Inc. , Class A .................. 21,213 1,524,366
112,042,165
Professional Services — 0.3%
Automatic Data Processing, Inc. .......... 20,716 4,639,348
Broadridge Financial Solutions, Inc. ....... 6,140 840,873
Equifax, Inc. ....................... 6,147 975,652
Jacobs Solutions, Inc. ................. 6,172 777,672
Leidos Holdings, Inc. ................. 6,210 639,444
Paychex, Inc. ...................... 16,368 1,609,465
Verisk Analytics, Inc. , Class A ............ 6,730 1,208,237
10,690,691
Real Estate Management & Development — 0.1%
(a)
CBRE Group, Inc. , Class A ............. 15,011 2,021,832
CoStar Group, Inc. ................... 20,082 568,722
2,590,554
Residential REITs — 0.2%
AvalonBay Communities, Inc. ........... 7,143 1,347,813
Camden Property Trust ................ 5,375 615,384
Equity Residential ................... 17,973 1,220,906
Essex Property Trust, Inc. .............. 3,236 943,585
Invitation Homes, Inc. ................. 28,469 860,048
Mid-America Apartment Communities, Inc. ... 6,062 842,254
UDR, Inc. ......................... 14,539 580,397
6,410,387
Retail REITs — 0.3%
Federal Realty Investment Trust .......... 4,305 531,409
Kimco Realty Corp. .................. 34,539 875,564
Realty Income Corp. .................. 47,555 2,946,508
Regency Centers Corp. ............... 8,309 662,560
Simon Property Group, Inc. ............. 16,787 3,754,412
8,770,453
Semiconductors & Semiconductor Equipment — 19.1%
Advanced Micro Devices, Inc.
(a)
.......... 83,754 48,653,536
Analog Devices, Inc. .................. 25,076 9,959,435
Applied Materials, Inc. ................ 40,763 29,471,649
Broadcom, Inc. ..................... 243,190 91,865,022
First Solar, Inc.
(a)
.................... 5,630 1,328,455
Intel Corp.
(a)
....................... 242,198 33,818,107
KLA Corp. ......................... 67,095 20,243,232
Lam Research Corp. ................. 64,234 27,834,519
Marvell Technology, Inc. ............... 44,972 13,396,709
Microchip Technology, Inc. .............. 27,913 2,545,666
Micron Technology, Inc. ................ 57,924 66,861,094
Monolithic Power Systems, Inc. .......... 2,486 3,436,547
NVIDIA Corp. ...................... 1,244,054 248,922,765
NXP Semiconductors NV .............. 13,063 3,671,095
ON Semiconductor Corp.
(a)
............. 20,180 1,907,817
Qnity Electronics, Inc. ................. 10,728 1,751,990
QUALCOMM, Inc. ................... 54,137 10,003,976
Skyworks Solutions, Inc.
(b)
.............. 7,460 505,788
Teradyne, Inc. ...................... 8,123 3,930,232
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc. ................ 46,794 $ 13,947,888
634,055,522
Software — 7.5%
Adobe, Inc.
(a)
....................... 20,761 4,256,420
AppLovin Corp. , Class A
(a)
.............. 13,819 7,119,963
Autodesk, Inc.
(a)
..................... 10,734 2,086,904
Cadence Design Systems, Inc.
(a)
......... 14,139 5,306,650
Crowdstrike Holdings, Inc. , Class A
(a)
....... 13,004 9,923,873
Datadog, Inc. , Class A
(a) (b)
.............. 16,837 4,383,681
Fair Isaac Corp.
(a)
.................... 1,191 1,422,983
Fortinet, Inc.
(a)
...................... 31,987 4,913,843
Gen Digital, Inc. ..................... 27,390 681,737
Intuit, Inc. ......................... 14,142 3,691,062
Microsoft Corp. ..................... 381,551 142,326,154
Oracle Corp. ....................... 87,092 12,763,333
Palantir Technologies, Inc. , Class A
(a)
...... 117,741 13,736,842
Palo Alto Networks, Inc.
(a)
.............. 41,487 14,147,897
PTC, Inc.
(a)
........................ 6,253 710,403
Roper Technologies, Inc.
(b)
.............. 5,183 1,753,875
Salesforce, Inc. ..................... 42,018 6,582,540
ServiceNow, Inc.
(a)
................... 52,972 5,259,060
Synopsys, Inc.
(a)
.................... 9,696 4,325,095
Trimble, Inc.
(a)
...................... 12,415 635,400
Tyler Technologies, Inc.
(a)
.............. 2,169 634,346
Workday, Inc. , Class A
(a)
............... 10,463 1,280,880
247,942,941
Specialized REITs — 0.7%
American Tower Corp. ................ 24,044 3,932,877
Crown Castle, Inc. ................... 22,636 1,714,224
Digital Realty Trust, Inc. ............... 16,606 2,982,105
Equinix, Inc. ....................... 5,057 5,271,366
Extra Space Storage, Inc. .............. 11,089 1,611,232
Iron Mountain, Inc. ................... 15,191 1,918,775
Public Storage ...................... 8,232 2,620,328
SBA Communications Corp. , Class A ....... 5,513 972,824
VICI Properties, Inc. , Class A ............ 55,758 1,480,375
Weyerhaeuser Co. ................... 37,038 886,690
23,390,796
Specialty Retail — 1.5%
AutoZone, Inc.
(a)
.................... 846 2,703,765
Best Buy Co., Inc. ................... 9,905 751,591
Carvana Co. , Class A
(a)
................ 36,390 2,395,190
Home Depot, Inc. (The) ............... 51,095 18,020,185
Lowe's Cos., Inc. .................... 28,957 6,384,729
O'Reilly Automotive, Inc.
(a)
.............. 42,566 3,919,903
Ross Stores, Inc. .................... 16,670 3,548,210
TJX Cos., Inc. (The) .................. 56,799 8,605,049
Tractor Supply Co. ................... 27,104 856,757
Ulta Beauty, Inc.
(a)
................... 2,206 994,862
Williams-Sonoma, Inc. ................ 6,073 1,415,616
49,595,857
Technology Hardware, Storage & Peripherals — 8.2%
Apple, Inc. ........................ 754,396 218,292,027
Dell Technologies, Inc. , Class C .......... 14,858 6,410,633
Hewlett Packard Enterprise Co. .......... 67,812 3,058,999
HP, Inc. .......................... 46,038 1,010,074
NetApp, Inc. ....................... 10,262 1,588,147
Sandisk Corp.
(a)
..................... 7,607 17,296,264
Seagate Technology Holdings plc ......... 11,517 11,113,905
Super Micro Computer, Inc.
(a)
............ 25,489 747,592
Western Digital Corp. ................. 17,489 11,170,574
270,688,215

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock S&P 500 Index V.I. Fund
8
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods — 0.2%
Deckers Outdoor Corp.
(a)
............... 7,397 $ 734,448
Lululemon Athletica, Inc.
(a)
.............. 5,123 584,944
NIKE, Inc. , Class B .................. 61,974 2,544,033
Ralph Lauren Corp. , Class A ............ 1,985 796,799
Tapestry, Inc. ....................... 10,366 1,517,375
6,177,599
Tobacco — 0.6%
Altria Group, Inc. .................... 85,772 6,171,295
Philip Morris International, Inc. ........... 80,257 14,519,294
20,690,589
Trading Companies & Distributors — 0.3%
Fastenal Co. ....................... 59,925 2,878,198
United Rentals, Inc. .................. 3,197 3,621,849
WW Grainger, Inc. ................... 2,216 3,014,646
9,514,693
Water Utilities — 0.0%
American Water Works Co., Inc. .......... 9,821 1,292,247
Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc. .................... 23,902 4,009,082
Total Common Stocks — 99 .7%
(Cost: $ 938,931,505 ) .............................. 3,310,730,034
Security
Shares
Shares Value
Rights
Health Care Equipment & Supplies — 0.0%
Hologic, Inc., CVR
(a)
................. 11,337 $ 113
Total Rights — 0.0%
(Cost: $ 113 ) .................................... 113
Total Long-Term Investments — 99.7%
(Cost: $ 938,931,618 ) .............................. 3,310,730,147
Short-Term Securities
Money Market Funds — 1.2%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(e)
.................. 28,646,542 28,655,136
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 3.54% .................... 8,779,207 8,779,207
Total Short-Term Securities — 1 .2%
(Cost: $ 37,433,753 ) ............................... 37,434,343
Total Investments — 100 .9%
(Cost: $ 976,365,371 ) .............................. 3,348,164,490
Liabilities in Excess of Other Assets — (0.9) % ............. (28,261,101)
Net Assets — 100.0% ...............................
$ 3,319,903,389
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
Shares
Held at
06/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 14,233,698 $ 14,424,467
(a)
$ — $ (3,619) $ 590 $ 28,655,136 28,646,542 $ 24,782
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 6,142,742 2,636,465
(a)
— — — 8,779,207 8,779,207 158,220 —
BlackRock, Inc. .......... 8,137,795 — (196,858) 164,750 (974,758) 7,130,929 7,416 86,110 —
iShares Core S&P 500 ETF
(c)
. 30,810,656 — (30,095,055) (639,972) (75,629) — — 46,495 —
$ (478,841) $ (1,049,797) $ 44,565,272 $ 315,607 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock S&P 500 Index V.I. Fund
Schedule of Investments
9
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 26 09/18/26 $ 9,813 $ (66,977)
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 66,977 $ — $ — $ — $ 66,977
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended June 30, 2026, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 573,335 $ — $ — $ — $ 573,335
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ (63,787) $ — $ — $ — $ (63,787)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 10,327,232

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock S&P 500 Index V.I. Fund
10
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 3,310,730,034 $ — $ — $ 3,310,730,034
Rights ................................................ — 113 — 113
Short-Term Securities
Money Market Funds ...................................... 37,434,343 — — 37,434,343
$ 3,348,164,377 $ 113 $ — $ 3,348,164,490
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (66,977) $ — $ — $ (66,977)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statement of Assets and Liabilities
(unaudited)

June 30, 2026
11
Statement of Assets and Liabilities
BlackRock S&P
500 Index V.I.
Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 3,303,599,218
Investments, at value — affiliated
(c)
.......................................................................................... 44,565,272
Cash pledged: –
Futures contracts .................................................................................................... 808,000
Foreign currency, at value
(d)
............................................................................................... 103
Receivables: –
Securities lending income — affiliated ...................................................................................... 4,335
Capital shares sold ................................................................................................... 487,188
Dividends — unaffiliated ............................................................................................... 1,495,571
Dividends — affiliated ................................................................................................. 29,579
Variation margin on futures contracts ....................................................................................... 67,380
Prepaid e xpenses ..................................................................................................... 20,941
Total a ssets .........................................................................................................
3,351,077,587
LIABILITIES
Collateral on securities loaned ............................................................................................. 28,730,959
Payables: –
Capital shares redeemed ............................................................................................... 1,288,752
Distribution fees ..................................................................................................... 49,695
Interest expense .................................................................................................... 2,357
Investment advisory fees .............................................................................................. 189,656
Printing and postage fees .............................................................................................. 227,759
Professional fees .................................................................................................... 62,479
Transfer agent fees .................................................................................................. 554,397
Other accrued expenses ............................................................................................... 68,144
Total li abilities ........................................................................................................
31,174,198
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 3,319,903,389
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 816,090,404
Accumulated earnings .................................................................................................. 2,503,812,985
NET ASSETS ........................................................................................................
$ 3,319,903,389
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 935,795,908
(b)
  Securities loaned, at value ...................................................................................... $ 28,183,229
(c)
  Investments, at cost — affiliated ................................................................................... $ 40,569,463
(d)
  Foreign currency, at cost ....................................................................................... $ 102
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2026
2026
BlackRock Semi-Annual Financial Statements and Additional Information
12
See notes to financial statements.
BlackRock S&P
500 Index V.I.
Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 3,034,905,777
Shares outstanding ...................................................................................................
71,406,830
Net asset value .....................................................................................................
$ 42.50
Shares authorized ...................................................................................................
300 million
Par value ......................................................................................................... $ 0.10
Class II
Net assets .........................................................................................................
$ 19,933,298
Shares outstanding ...................................................................................................
476,918
Net asset value .....................................................................................................
$ 41.80
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10
Class III
Net assets .........................................................................................................
$ 265,064,314
Shares outstanding ...................................................................................................
6,336,094
Net asset value .....................................................................................................
$ 41.83
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10

Statement of Operations
(unaudited)

Six Months Ended June 30, 2026
13
Statement of Operations
BlackRock S&P
500 Index V.I.
Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 18,074,147
Dividends — affiliated ................................................................................................. 290,825
Interest — unaffiliated ................................................................................................. 12,606
Securities lending income — affiliated — net ................................................................................. 24,782
Foreign taxes withheld ................................................................................................ (1,971)
Total investment income .................................................................................................
18,400,389
EXPENSES
Investment advisory .................................................................................................. 1,097,422
Transfer agent — class specific .......................................................................................... 845,591
Distribution — class specific ............................................................................................ 335,352
Accounting services .................................................................................................. 95,080
Printing and postage ................................................................................................. 68,380
Professional ....................................................................................................... 35,710
Directors and Officer ................................................................................................. 15,897
Custodian ......................................................................................................... 13,972
Miscellaneous ...................................................................................................... 8,015
Total expenses excluding interest expense .....................................................................................
2,515,419
Interest expense .................................................................................................... 5,280
Total expenses .......................................................................................................
2,520,699
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (6,552)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (61,790)
Total expenses after fees waived and/or reimbursed ..............................................................................
2,452,357
Net investment income ..................................................................................................
15,948,032
REALIZED AND UNREALIZED GAIN (LOSS) $ 292,454,968
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... 71,435,284
Investments — affiliated ............................................................................................. (478,841)
Foreign currency transactions ......................................................................................... 38
Futures contracts .................................................................................................. 573,335
A
71,529,816
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 222,038,733
Investments — affiliated ............................................................................................. (1,049,797)
Foreign currency translations .......................................................................................... 3
Futures contracts .................................................................................................. (63,787)
A
220,925,152
Net realized and unrealized gain ...........................................................................................
292,454,968
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 308,403,000
See notes to financial statements.

Statements of Changes in Net Assets

2026
BlackRock Semi-Annual Financial Statements and Additional Information
14
BlackRock S&P 500 Index V.I. Fund
Six Months Ended
06/30/26 (unaudited)
Year Ended
12/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 15,948,032  $ 32,625,064
Net realized gain .................................................................................. 71,529,816  205,222,406
Net change in unrealized appreciation (depreciation) .......................................................... 220,925,152  244,263,568
Net increase in net assets resulting from operations ............................................................. 308,403,000  482,111,038
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Class I ........................................................................................ —  (182,998,120)
Class II ....................................................................................... —  (1,224,810)
Class III ....................................................................................... —  (16,955,774)
Decrease in net assets resulting from distributions to shareholders ................................................... —  (201,178,704)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ................................................... (105,916,780) (14,188,799)
NET ASSETS
Total increase in net assets ............................................................................. 202,486,220  266,743,535
Beginning of period .................................................................................. 3,117,417,169  2,850,673,634
End of period ......................................................................................
$ 3,319,903,389  $ 3,117,417,169
(a)
  Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
15
Financial Highlights
BlackRock S&P 500 Index V.I. Fund
Class I
Six Months
Ended
06/30/26
(unaudited)
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of period ............
$ 38.59  $ 35.06  $ 29.60  $ 24.68  $ 32.25  $ 27.28
Net investment income
(a)
....................
0 .20  0 .42  0 .42  0 .42  0 .41  0 .40
Net realized and unrealized gain (loss) ...........
3 .71  5 .74  6 .97  6 .03  ( 6 .28 ) 7 .28
Net increase (decrease) from investment operations ... 3.91  6.16  7.39  6.45  (5.87) 7.68
Distributions
(b)
– – – – – –
From net investment income ................. —  ( 0 .44 ) ( 0 .45 ) ( 0 .39 ) ( 0 .42 ) ( 0 .41 )
From net realized gain ...................... —  ( 2 .19 ) ( 1 .48 ) ( 1 .14 ) ( 1 .28 ) ( 2 .30 )
Total distributions ........................... —  (2.63) (1.93) (1.53) (1.70) (2.71)
Net asset value, end of period ................. $ 42.50  $ 38.59  $ 35.06  $ 29.60  $ 24.68  $ 32.25
Total Return
(c)
Based on net asset value ..................... 10.13%
(d)
17.72% 24.83% 26.22% (18.23)% 28.53%
Ratios to Average Net Assets
(e)
Total expen ses ............................
0.14%
(f)
0.13% 0.14% 0.13% 0.14% 0.14%
Total expenses after fees waived and/or reimbursed ...
0.14%
(f)
0.13% 0.14% 0.13% 0.14% 0.14%
Total expenses after fees waived and/or reimbursed and
excluding interest expense ..................
0.13%
(f)
0.13% 0.14% 0.13% 0.14% 0.14%
Net investment income ......................
1.04%
(f)
1.14% 1.24% 1.52% 1.48% 1.28%
Supplemental Data
Net assets, end of period (000) ................. $ 3,034,906  $ 2,832,637  $ 2,580,180  $ 2,183,297  $ 1,704,055  $ 2,218,337
Portfolio turnover rate ........................ 1% 4% 2% 7% 2% 3%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
16
BlackRock S&P 500 Index V.I. Fund
Class II
Six Months
Ended
06/30/26
(unaudited)
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of period ............
$ 37.98  $ 34.55  $ 29.19  $ 24.36  $ 31.86  $ 26.98
Net investment income
(a)
....................
0 .17  0 .36  0 .36  0 .37  0 .37  0 .35
Net realized and unrealized gain (loss) ...........
3 .65  5 .64  6 .88  5 .95  ( 6 .21 ) 7 .20
Net increase (decrease) from investment operations ... 3.82  6.00  7.24  6.32  (5.84) 7.55
Distributions
(b)
– – – – – –
From net investment income ................. —  ( 0 .38 ) ( 0 .40 ) ( 0 .35 ) ( 0 .38 ) ( 0 .37 )
From net realized gain ...................... —  ( 2 .19 ) ( 1 .48 ) ( 1 .14 ) ( 1 .28 ) ( 2 .30 )
Total distributions ........................... —  (2.57) (1.88) (1.49) (1.66) (2.67)
Net asset value, end of period ................. $ 41.80  $ 37.98  $ 34.55  $ 29.19  $ 24.36  $ 31.86
Total Return
(c)
Based on net asset value ..................... 10.06%
(d)
17.53% 24.68% 26.02% (18.36)% 28.34%
Ratios to Average Net Assets
(e)
Total expen ses ............................
0.29%
(f)
0.29% 0.29% 0.29% 0.29% 0.29%
Total expenses after fees waived and/or reimbursed ...
0.29%
(f)
0.29% 0.29% 0.29% 0.29% 0.29%
Total expenses after fees waived and/or reimbursed and
excluding interest expense ..................
0.28%
(f)
0.29% 0.29% 0.29% 0.29% 0.29%
Net investment income ......................
0.89%
(f)
0.98% 1.09% 1.37% 1.33% 1.13%
Supplemental Data
Net assets, end of period (000) ................. $ 19,933  $ 18,848  $ 16,475  $ 13,433  $ 10,411  $ 11,633
Portfolio turnover rate ........................ 1% 4% 2% 7% 2% 3%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
17
Financial Highlights
BlackRock S&P 500 Index V.I. Fund
Class III
Six Months
Ended
06/30/26
(unaudited)
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of period ............
$ 38.03  $ 34.59  $ 29.23  $ 24.39  $ 31.88  $ 26.99
Net investment income
(a)
....................
0 .15  0 .32  0 .33  0 .35  0 .34  0 .31
Net realized and unrealized gain (loss) ...........
3 .65  5 .65  6 .87  5 .95  ( 6 .21 ) 7 .21
Net increase (decrease) from investment operations ... 3.80  5.97  7.20  6.30  (5.87) 7.52
Distributions
(b)
– – – – – –
From net investment income ................. —  ( 0 .34 ) ( 0 .36 ) ( 0 .32 ) ( 0 .34 ) ( 0 .33 )
From net realized gain ...................... —  ( 2 .19 ) ( 1 .48 ) ( 1 .14 ) ( 1 .28 ) ( 2 .30 )
Total distributions ........................... —  (2.53) (1.84) (1.46) (1.62) (2.63)
Net asset value, end of period ................. $ 41.83  $ 38.03  $ 34.59  $ 29.23  $ 24.39  $ 31.88
Total Return
(c)
Based on net asset value ..................... 9.99%
(d)
17.42% 24.52% 25.90% (18.42)% 28.23%
Ratios to Average Net Assets
(e)
Total expen ses ............................
0.39%
(f)
0.39% 0.39% 0.39% 0.39% 0.39%
Total expenses after fees waived and/or reimbursed ...
0.38%
(f)
0.39% 0.39% 0.38% 0.39% 0.39%
Total expenses after fees waived and/or reimbursed and
excluding interest expense ..................
0.38%
(f)
0.39% 0.39% 0.38% 0.39% 0.39%
Net investment income ......................
0.79%
(f)
0.88% 0.99% 1.27% 1.23% 1.03%
Supplemental Data
Net assets, end of period (000) ................. $ 265,064  $ 265,932  $ 254,018  $ 218,564  $ 202,820  $ 281,094
Portfolio turnover rate ........................ 1% 4% 2% 7% 2% 3%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
18
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock S&P 500 Index
V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund intends to be diversified in approximately the same proportion as its underlying index is diversified. The
Fund may become non-diversified, as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its underlying index. Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status due solely to a change in its relative market capitalization or index weighting of one or more constituents of its underlying index. The Fund offers multiple classes of shares. Class I, Class II and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition,
Class II and Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2026 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian, which at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Notes to Financial Statements
(unaudited) (continued)
19
Notes to Financial Statements
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan.

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
20
The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Citigroup Global Markets, Inc. ........................ $ 14,113,428 $ (14,113,428) $ — $ —
Goldman Sachs & Co. LLC .......................... 3,624,994 (3,624,994) — —
J.P. Morgan Securities LLC .......................... 4,862,984 (4,862,984) — —
National Financial Services LLC ....................... 4,688,594 (4,688,594) — —
TD Securities (USA) LLC ........................... 893,229 (893,229) — —
$ 28,183,229 $ (28,183,229) $ — $ —
(a)
  Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)
21
Notes to Financial Statements
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to 0.07% of the average daily value of the Fund’s net assets.
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees . The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the six months ended June 30, 2026, the following table shows the class specific distribution fees borne directly by each share class of the Fund:
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific  in the Statement of Operations. For the six months ended June 30, 2026 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the six months ended June 30, 2026, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act
(“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months  ended June 30, 2026 , the amount waived was $ 3,361 .
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2027. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2026, the Manager waived $3,191 in investment advisory fees pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain networking and operational/recordkeeping fees (transfer agent fees) in order to limit such expenses to a percentage of average daily net assets as follows:
Share Class Distribution Fees
Class II ............................................................................................................... 0 .15%
Class III ............................................................................................................... 0 .25
Share Class
Distribution
Fees
Class II ......................................................................................................... $ 13,987
Class III ......................................................................................................... 321,365
$ 335,352
Class I Class II Class III Total
Transfer agent fees - class specific ....................................................... $ 775,261 $ 4,827 $ 65,503 $ 845,591
Class I ................................................................................................................
0 .05%
Class II ...............................................................................................................
0 .05
Class III ...............................................................................................................
0 .05

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
22
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2027, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the
Manager — class specific in the Statement of Operations. For the six months ended June 30, 2026, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit net total annual operating expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2027, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2026, there were no fees waived and/or reimbursed by the Manager pursuant to this agreement.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the securities lending agreement effective as of January 1, 2026, the Fund retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specific threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the securities lending agreement effective as of January 1, 2025, identical securities lending arrangements were in place for the Fund for the calendar year ended
December 31, 2025.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2026, the Fund paid BIM $5,769 for securities lending agent services.
Directors and Officers:  Certain directors and/or officers of the  Company  are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors  and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors . For the six months  ended June 30, 2026 , the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the six months ended June 30, 2026, purchases and sales of investments, excluding short-term securities, were $40,717,194 and $131,309,792, respectively.
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 60,324
Class II ...................................................................................................... 165
Class III ...................................................................................................... 1,301
$ 61,790
Class I Class II Class III
Expense Limitations ................................................................. 0 .15% 0 .30% 0 .40%
Purchases ............................................................................................................... $ 23,210,922
Sales ................................................................................................................... 5,770,158
Net Realized Loss .......................................................................................................... (1,895,285)

Notes to Financial Statements
(unaudited) (continued)
23
Notes to Financial Statements
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
As of June 30, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b)
the Fed Funds rate (but in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2027 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2026, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Manager uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and the Manager generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock S&P 500 Index V.I. Fund ..................................... $ 995,669,149 $ 2,395,099,049 $ (42,670,685) $ 2,352,428,364

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
24
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
As of June 30, 2026 , BlackRock Financial Management, Inc., an affiliate of the Fund, owned  437 Class III  Shares of the Fund.
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
06/30/26
Year Ended
12/31/25
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock S&P 500 Index V.I. Fund
Class I
Shares sold .............................................
1,384,234 $ 54,849,202 2,916,310 $ 106,588,507
Shares issued in reinvestment of distributions ........................
— — 4,806,224 182,998,120
Shares redeemed .........................................
(3,376,284) (134,654,857) (7,914,535) (292,889,042)
(1,992,050) $ (79,805,655) (192,001) $ (3,302,415)
Class II
Shares sold .............................................
34,691 $ 1,376,495 54,524 $ 1,967,123
Shares issued in reinvestment of distributions ........................
— — 32,680 1,224,810
Shares redeemed .........................................
(54,041) (1,995,628) (67,835) (2,353,780)
(19,350) $ (619,133) 19,369 $ 838,153
Class III
Shares sold .............................................
413,023 $ 16,080,649 1,104,138 $ 39,251,318
Shares issued in reinvestment of distributions ........................
— — 451,887 16,954,669
Shares redeemed .........................................
(1,069,024) (41,572,641) (1,907,400) (67,930,524)
(656,001) $ (25,491,992) (351,375) $ (11,724,537)
(2,667,401) $ (105,916,780) (524,007) $ (14,188,799)

Glossary of Terms Used in these Financial Statements
25
Glossary of Terms Used in these Financial Statements
Portfolio Abbreviation
CVR Contingent Value Rights
ETF Exchange-Traded Fund
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
REIT Real Estate Investment Trust

June 30, 2026
Not FDIC Insured - May Lose Value - No Bank Guarantee
2026 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock Small Cap Index V.I. Fund

Derivative Financial Instruments
2026
BlackRock Semi-Annual Financial Statements and Additional Information
2
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Schedule of Investments
(unaudited)
June 30, 2026
BlackRock Small Cap Index V.I. Fund
Schedule of Investments
3
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.8%
AAR Corp.
(a)
....................... 5,284 $ 755,242
AerSale Corp.
(a)
..................... 4,272 26,999
Aevex Corp. , Class A
(a)
................ 2,462 51,431
AIRO Group Holdings, Inc.
(a) (b)
........... 2,393 17,684
Archer Aviation, Inc. , Class A
(a)
........... 85,138 402,703
Astronics Corp.
(a)
.................... 4,201 341,373
Astronics Corp. , Class B
(a)
.............. 743 56,468
Beta Technologies, Inc. , Class A
(a) (b)
....... 4,802 80,434
Cadre Holdings, Inc.
(b)
................. 4,243 120,968
Ducommun, Inc.
(a)
................... 1,907 353,196
Eve Holding, Inc.
(a) (b)
.................. 11,634 29,201
Firefly Aerospace, Inc.
(a)
............... 10,756 316,226
Innovative Solutions & Support, Inc.
(a)
...... 1,994 35,892
Intuitive Machines, Inc. , Class A
(a)
......... 17,284 369,705
Mercury Systems, Inc.
(a)
............... 7,428 908,667
Moog, Inc. , Class A .................. 3,805 1,612,711
National Presto Industries, Inc. ........... 663 82,868
Park Aerospace Corp. ................. 2,361 90,096
Red Cat Holdings, Inc.
(a) (b)
.............. 15,045 160,229
Redwire Corp.
(a)
..................... 26,446 323,435
Satellogic, Inc. , Class A
(a)
.............. 12,881 73,679
Sidus Space, Inc. , Class A
(a)
............ 11,465 32,217
Starfighters Space, Inc.
(a) (b)
............. 4,127 21,956
Swarmer, Inc.
(a)
..................... 500 22,155
TAT Technologies Ltd.
(a)
............... 1,597 77,023
V2X, Inc.
(a)
........................ 3,978 296,600
Virgin Galactic Holdings, Inc.
(a) (b)
.......... 13,105 37,873
Voyager Technologies, Inc. , Class A
(a)
...... 7,023 226,492
VSE Corp.
(b)
....................... 3,736 853,676
York Space Systems, Inc.
(a) (b)
............ 2,606 64,160
7,841,359
Air Freight & Logistics — 0.1%
Forward Air Corp.
(a)
.................. 2,628 35,504
Hub Group, Inc. , Class A
(b)
.............. 7,953 348,262
Radiant Logistics, Inc.
(a)
............... 4,387 41,501
425,267
Automobile Components — 1.2%
Adient plc
(a)
........................ 11,146 204,863
Cooper-Standard Holdings, Inc.
(a)
......... 2,110 57,076
Dana, Inc. ......................... 14,688 399,661
Dauch Corp.
(a)
...................... 33,074 179,261
Dorman Products, Inc.
(a) (b)
.............. 3,654 498,588
Fox Factory Holding Corp.
(a)
............. 6,055 102,602
Garrett Motion, Inc. .................. 23,281 843,471
Gentherm, Inc.
(a)
.................... 4,508 153,768
Goodyear Tire & Rubber Co. (The)
(a)
....... 38,994 257,360
Holley, Inc.
(a)
....................... 9,195 23,447
LCI Industries ...................... 3,213 340,192
Motorcar Parts of America, Inc.
(a)
......... 1,589 24,343
Patrick Industries, Inc. ................ 4,252 381,745
Phinia, Inc. ........................ 5,098 419,922
Solid Power, Inc. , Class A
(a) (b)
............ 28,472 73,743
Standard Motor Products, Inc. ........... 3,408 132,810
Stoneridge, Inc.
(a)
.................... 4,129 30,224
Strattec Security Corp.
(a)
............... 640 52,128
Versigent plc
(a)
...................... 9,544 400,943
Visteon Corp.
(b)
..................... 3,623 359,438
XPEL, Inc.
(a) (c)
...................... 3,546 175,882
5,111,467
Automobiles — 0.1%
Harley-Davidson, Inc. ................. 5,848 143,042
Lucid Group, Inc. , Class A
(a) (b)
............ 17,772 118,894
Security
Shares
Shares Value
Automobiles (continued)
Winnebago Industries, Inc. ............. 3,903 $ 121,930
383,866
Banks — 10.3%
1st Source Corp. .................... 2,464 201,013
ACNB Corp. ....................... 1,495 88,773
Amalgamated Financial Corp. ........... 2,377 109,104
Amerant Bancorp, Inc. , Class A .......... 4,950 126,324
Ameris Bancorp ..................... 8,633 779,215
Ames National Corp. ................. 1,519 44,978
Arrow Financial Corp. ................. 2,451 100,466
Associated Banc-Corp. ................ 20,765 638,939
Atlantic Union Bankshares Corp. ......... 19,275 815,525
Avidbank Holdings, Inc.
(a)
.............. 1,233 40,726
Avidia Bancorp, Inc. .................. 2,493 52,328
Axos Financial, Inc.
(a)
................. 6,989 680,659
Banc of California, Inc. ................ 17,777 363,184
BancFirst Corp. ..................... 2,843 315,943
Bancorp, Inc. (The)
(a) (b)
................ 5,122 320,842
Bank First Corp. .................... 1,405 208,432
Bank of Hawaii Corp. ................. 4,837 394,167
Bank of Marin Bancorp ................ 2,240 62,048
Bank of NT Butterfield & Son Ltd. (The) ..... 5,477 325,881
Bank7 Corp. ....................... 616 30,153
BankUnited, Inc. .................... 9,054 438,666
Bankwell Financial Group, Inc. ........... 1,001 58,809
Banner Corp. ...................... 4,236 281,440
Bar Harbor Bankshares ............... 2,581 97,459
BayCom Corp. ..................... 1,492 49,087
BCB Bancorp, Inc. ................... 2,193 23,509
Beacon Financial Corp. ................ 10,652 324,353
Blue Ridge Bankshares, Inc.
(b)
........... 7,738 27,315
Bridgewater Bancshares, Inc.
(a)
.......... 2,907 61,163
Burke & Herbert Financial Services Corp. ... 2,259 162,332
Business First Bancshares, Inc.
(b)
......... 3,971 122,029
BV Financial, Inc.
(a)
.................. 1,017 21,540
Byline Bancorp, Inc. .................. 3,987 150,150
C&F Financial Corp. .................. 384 30,720
California Bancorp ................... 3,694 76,983
Camden National Corp. ............... 2,509 136,038
Capital Bancorp, Inc. ................. 1,743 61,214
Capital City Bank Group, Inc. ............ 2,041 100,866
Capitol Federal Financial, Inc. ........... 15,065 128,203
Carter Bankshares, Inc. ............... 3,204 108,968
Cathay General Bancorp ............... 8,632 535,098
CB Financial Services, Inc. ............. 568 21,527
Central Pacific Financial Corp. ........... 3,151 120,368
CF Bankshares, Inc. .................. 856 28,051
Chain Bridge Bancorp, Inc. , Class A
(a)
...... 383 16,105
Chemung Financial Corp. .............. 611 45,568
ChoiceOne Financial Services, Inc.
(b)
....... 2,230 75,820
Citizens & Northern Corp. .............. 2,644 61,632
Citizens Community Bancorp, Inc. ........ 1,648 38,547
Citizens Financial Services, Inc.
(b)
......... 646 46,796
City Holding Co. .................... 1,906 252,812
Civista Bancshares, Inc. ............... 3,073 86,720
CNB Financial Corp. .................. 4,276 144,144
Coastal Financial Corp.
(a)
.............. 1,806 139,983
CoastalSouth Bancshares, Inc. .......... 1,000 26,850
Colony Bankcorp, Inc. ................ 3,199 64,268
Columbia Financial, Inc.
(a) (b)
............. 3,206 68,031
Commercial Bancgroup, Inc. ............ 1,344 43,398
Community Bancorp .................. 683 26,705
Community Financial System, Inc. ........ 6,515 437,287
Community Trust Bancorp, Inc. .......... 2,376 171,927
Community West Bancshares ........... 3,729 100,161

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Small Cap Index V.I. Fund
4
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
ConnectOne Bancorp, Inc. ............. 6,193 $ 207,094
Customers Bancorp, Inc.
(a)
.............. 4,209 332,932
CVB Financial Corp. .................. 22,033 496,844
Dime Commercial Bancshares, Inc.
(b)
...... 5,540 225,201
Eagle Bancorp Montana, Inc. ............ 1,406 33,646
Eagle Bancorp, Inc. .................. 3,950 112,140
Eagle Financial Services, Inc. ........... 789 32,712
Eastern Bankshares, Inc. .............. 27,498 611,556
ECB Bancorp, Inc.
(a)
.................. 743 14,919
Enterprise Financial Services Corp. ....... 5,042 332,167
Equity Bancshares, Inc. , Class A ......... 2,441 119,585
Esquire Financial Holdings, Inc. .......... 1,031 122,802
Farmers & Merchants Bancorp, Inc. ....... 2,129 65,105
Farmers National Banc Corp.
(b)
........... 7,232 105,587
FB Bancorp, Inc.
(a)
................... 2,157 32,484
FB Financial Corp. ................... 5,713 316,215
Fidelity D&D Bancorp, Inc. .............. 812 41,753
Financial Institutions, Inc. .............. 2,524 98,360
Finwise Bancorp
(a)
................... 1,092 15,834
First Bancorp ...................... 25,588 875,991
First Bancorp, Inc. (The) ............... 1,763 61,388
First Bank ......................... 2,963 52,534
First Busey Corp. .................... 10,885 321,107
First Business Financial Services, Inc. ...... 1,197 75,614
First Capital, Inc. .................... 389 25,145
First Commonwealth Financial Corp. ....... 13,883 282,241
First Community Bankshares, Inc. ........ 2,314 102,788
First Community Corp. ................ 1,348 44,053
First Financial Bancorp ................ 13,454 455,149
First Financial Bankshares, Inc.
(b)
......... 17,786 615,396
First Financial Corp. .................. 1,762 136,449
First Guaranty Bancshares, Inc.
(b)
......... 1,202 12,104
First Internet Bancorp ................. 1,061 29,496
First Interstate BancSystem, Inc. , Class A
(b)
.. 12,375 477,180
First Merchants Corp. ................. 8,555 373,768
First Mid Bancshares, Inc. .............. 3,133 150,666
First National Corp. .................. 1,355 40,677
First Northern Community Bancorp
(a)
....... 2,059 36,938
First United Corp. ................... 1,045 46,095
First Western Financial, Inc.
(a)
........... 1,323 42,482
Firstsun Capital Bancorp
(a)
.............. 3,445 133,597
Five Star Bancorp ................... 2,301 112,036
Flagstar Bank NA .................... 40,996 612,480
Franklin Financial Services Corp. ......... 502 31,425
FS Bancorp, Inc. .................... 1,049 45,527
Fulton Financial Corp. ................. 23,954 579,447
FVCBankcorp, Inc. ................... 2,463 43,102
GBank Financial Holdings, Inc.
(a)
......... 1,137 34,462
German American Bancorp, Inc. .......... 4,909 232,981
Glacier Bancorp, Inc.
(b)
................ 17,649 910,335
Great Southern Bancorp, Inc. ............ 1,205 94,484
Greene County Bancorp, Inc. ............ 786 26,402
Hancock Whitney Corp. ............... 11,598 866,603
Hanmi Financial Corp. ................ 3,597 116,543
Hanover Bancorp, Inc. ................ 535 12,476
Hawthorn Bancshares, Inc. ............. 709 27,864
HBT Financial, Inc. ................... 2,461 78,727
Heritage Financial Corp. ............... 4,119 122,005
Hilltop Holdings, Inc. .................. 5,442 211,041
Hingham Institution for Savings (The) ...... 237 72,795
Home Bancorp, Inc. .................. 1,063 72,837
Home Bancshares, Inc. ................ 26,434 754,691
HomeTrust Bancshares, Inc. ............ 2,199 109,708
Hope Bancorp, Inc. .................. 16,877 230,877
Horizon Bancorp, Inc. ................. 7,478 149,410
Security
Shares
Shares Value
Banks (continued)
Independent Bank Corp. ............... 8,776 $ 605,405
International Bancshares Corp. .......... 7,524 571,448
Investar Holding Corp. ................ 1,904 57,044
Isabella Bank Corp.
(b)
................. 935 36,932
John Marshall Bancorp, Inc. ............ 1,610 35,098
Kearny Financial Corp. ................ 9,215 87,174
Lakeland Financial Corp. ............... 3,348 206,639
Landmark Bancorp, Inc. ............... 952 29,236
LCNB Corp. ....................... 1,811 31,855
Live Oak Bancshares, Inc. .............. 4,507 184,066
MainStreet Bancshares, Inc. ............ 815 20,122
Mechanics Bancorp , Class A ............ 4,939 78,530
Mercantile Bank Corp. ................ 2,539 145,789
Meridian Corp. ..................... 1,773 35,513
Metrocity Bankshares, Inc. ............. 3,349 120,196
Metropolitan Bank Holding Corp. ......... 1,557 153,769
Mid Penn Bancorp, Inc. ................ 3,149 109,711
Midland States Bancorp, Inc. ............ 2,644 82,334
MVB Financial Corp. ................. 1,750 50,767
National Bank Holdings Corp. , Class A ..... 5,676 252,185
National Bankshares, Inc. .............. 1,047 38,038
NB Bancorp, Inc. .................... 5,606 118,455
NBT Bancorp, Inc. ................... 6,988 344,998
Nicolet Bankshares, Inc.
(b)
.............. 2,250 372,127
Northeast Bank ..................... 1,039 137,699
Northeast Community Bancorp, Inc. ....... 1,984 55,036
Northfield Bancorp, Inc. ............... 5,457 80,382
Northpointe Bancshares, Inc. ............ 2,962 56,811
Northrim Bancorp, Inc.
(b)
............... 2,844 78,893
Northwest Bancshares, Inc. ............. 17,329 262,708
Norwood Financial Corp. ............... 1,556 50,025
Oak Valley Bancorp .................. 1,088 36,715
OceanFirst Financial Corp. ............. 10,742 209,791
OFG Bancorp ...................... 5,279 259,041
Ohio Valley Banc Corp. ................ 453 19,674
Old National Bancorp
(b)
................ 47,518 1,230,716
Old Second Bancorp, Inc. .............. 7,129 166,248
OP Bancorp ....................... 2,393 35,871
Orange County Bancorp, Inc. ............ 1,423 52,338
Origin Bancorp, Inc. .................. 4,228 216,262
Orrstown Financial Services, Inc. ......... 2,875 117,386
Park National Corp. .................. 2,287 418,498
Parke Bancorp, Inc. .................. 1,610 53,388
Pathward Financial, Inc.
(b)
.............. 2,790 242,897
Patriot National Bancorp, Inc.
(a)
.......... 488 467
PCB Bancorp ...................... 1,815 51,492
Peapack-Gladstone Financial Corp. ....... 2,255 106,729
Peoples Bancorp of North Carolina, Inc. .... 608 26,199
Peoples Bancorp, Inc. ................ 5,002 192,127
Peoples Financial Services Corp. ......... 1,417 94,046
Pioneer Bancorp, Inc.
(a)
................ 1,483 25,315
Plumas Bancorp .................... 976 57,037
Ponce Financial Group, Inc.
(a)
........... 2,558 51,007
Preferred Bank ..................... 961 102,116
Primis Financial Corp. ................. 3,576 58,539
Princeton Bancorp, Inc. ................ 937 35,559
Provident Financial Services, Inc. ......... 16,140 381,550
QCR Holdings, Inc. .................. 2,334 227,215
RBB Bancorp ...................... 1,960 53,733
Red River Bancshares, Inc. ............. 655 59,788
Renasant Corp. ..................... 11,635 494,953
Republic Bancorp, Inc. , Class A .......... 1,235 111,681
Rhinebeck Bancorp, Inc.
(a) (b)
............. 799 13,831
Richmond Mutual Bancorp, Inc. .......... 998 15,848
S&T Bancorp, Inc. ................... 4,685 229,940

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Small Cap Index V.I. Fund
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
Seacoast Banking Corp. of Florida ........ 11,555 $ 384,204
ServisFirst Bancshares, Inc.
(b)
........... 7,073 613,583
Shore Bancshares, Inc. ................ 4,651 106,740
Sierra Bancorp ..................... 1,866 76,058
Simmons First National Corp. , Class A ..... 17,628 399,274
SmartFinancial, Inc. .................. 2,249 105,523
South Plains Financial, Inc. ............. 2,222 95,735
Southern First Bancshares, Inc.
(a)
......... 1,295 79,125
Southern Missouri Bancorp, Inc. .......... 1,427 108,752
Southside Bancshares, Inc. ............. 3,616 127,247
SR Bancorp, Inc.
(b)
................... 839 16,512
Sterling Bancorp, Inc.
(a) (b) (d)
.............. 3,482 —
Stock Yards Bancorp, Inc. .............. 3,395 259,616
Texas Capital Bancshares, Inc.
(b)
......... 5,810 599,941
Third Coast Bancshares, Inc.
(a)
........... 2,203 89,001
Timberland Bancorp, Inc. .............. 1,240 55,564
Tompkins Financial Corp. .............. 1,862 175,996
Towne Bank ....................... 11,941 432,742
TriCo Bancshares ................... 3,929 211,577
Triumph Financial, Inc.
(a)
............... 3,119 238,011
TrustCo Bank Corp. .................. 2,175 119,429
Trustmark Corp. .................... 7,595 349,446
UMB Financial Corp. ................. 9,907 1,414,323
United Bankshares, Inc.
(b)
.............. 18,006 825,215
United Community Banks, Inc. ........... 14,787 518,876
Unity Bancorp, Inc. ................... 1,024 60,099
Univest Financial Corp. ................ 4,094 179,113
USCB Financial Holdings, Inc. , Class A ..... 1,888 38,628
Valley National Bancorp
(b)
.............. 67,420 987,703
Virginia National Bankshares Corp. ........ 822 36,480
WaFd, Inc. ........................ 8,951 343,450
Washington Trust Bancorp, Inc. .......... 2,782 101,487
WesBanco, Inc. ..................... 11,860 462,896
West Bancorp, Inc.
(b)
................. 2,575 68,315
Westamerica Bancorp ................ 2,864 168,031
Western New England Bancorp, Inc. ....... 2,279 32,590
WSFS Financial Corp. ................ 6,541 501,891
44,287,549
Beverages — 0.2%
Boston Beer Co., Inc. (The) , Class A
(a)
...... 1,051 186,059
MGP Ingredients, Inc. ................. 1,691 29,626
National Beverage Corp.
(a)
.............. 3,307 103,179
Vita Coco Co., Inc. (The)
(a)
.............. 6,474 428,190
747,054
Biotechnology — 10.5%
(a)
4D Molecular Therapeutics, Inc. .......... 6,179 82,181
Abeona Therapeutics, Inc. .............. 5,553 34,318
Absci Corp.
(b)
...................... 18,712 216,872
ACADIA Pharmaceuticals, Inc. ........... 16,742 423,573
Achieve Life Sciences, Inc.
(b)
............ 10,451 68,245
Actuate Therapeutics, Inc. .............. 91 139
Acumen Pharmaceuticals, Inc. ........... 6,374 17,019
ADC Therapeutics SA ................. 11,430 12,230
ADMA Biologics, Inc. ................. 31,047 259,863
Agenus, Inc. ....................... 5,194 15,894
Agios Pharmaceuticals, Inc. ............. 7,959 295,359
Akebia Therapeutics, Inc. .............. 31,698 36,136
Aktis Oncology, Inc.
(b)
................. 2,934 94,563
Alector, Inc. ....................... 16,049 32,259
Alkermes plc
(b)
...................... 22,184 1,162,331
Allogene Therapeutics, Inc. ............. 35,848 74,564
Altimmune, Inc. ..................... 26,807 81,493
ALX Oncology Holdings, Inc. ............ 14,542 30,102
AnaptysBio, Inc. .................... 2,663 179,753
Security
Shares
Shares Value
Biotechnology (continued)
Anavex Life Sciences Corp.
(b)
............ 10,612 $ 27,485
Anika Therapeutics, Inc. ............... 1,826 26,714
Annexon, Inc. ...................... 21,003 119,927
Apogee Therapeutics, Inc. .............. 5,954 790,274
Arbutus Biopharma Corp. .............. 21,361 102,533
Arcturus Therapeutics Holdings, Inc.
(b)
...... 3,463 23,271
Arcus Biosciences, Inc. ................ 11,623 358,337
Arcutis Biotherapeutics, Inc. ............ 14,865 389,760
Ardelyx, Inc. ....................... 32,881 167,693
Armata Pharmaceuticals, Inc. ........... 1,796 11,638
ArriVent Biopharma, Inc. ............... 5,091 176,861
ARS Pharmaceuticals, Inc. ............. 8,290 66,403
Artiva Biotherapeutics, Inc.
(b)
............ 1,284 12,455
Assembly Biosciences, Inc. ............. 1,322 36,329
Atrium Therapeutics, Inc. .............. 1,427 19,193
Aura Biosciences, Inc. ................ 5,714 40,569
Aurinia Pharmaceuticals, Inc. ............ 16,130 273,726
Avalo Therapeutics, Inc. ............... 5,677 104,911
Beam Therapeutics, Inc. ............... 12,909 443,037
Benitec Biopharma, Inc.
(b)
.............. 2,721 36,407
Bicara Therapeutics, Inc. ............... 5,961 176,982
BioCryst Pharmaceuticals, Inc. ........... 31,294 312,940
Biohaven Ltd. ...................... 17,980 267,542
Black Diamond Therapeutics, Inc. ......... 7,818 14,463
Bright Minds Biosciences, Inc. ........... 1,043 73,219
C4 Therapeutics, Inc. ................. 13,680 63,886
Cabaletta Bio, Inc. ................... 15,250 47,428
CAMP4 Therapeutics Corp. ............. 3,651 15,955
Candel Therapeutics, Inc. .............. 8,536 87,921
Canton Strategic Holdings, Inc. .......... 5,970 16,835
Capricor Therapeutics, Inc. ............. 7,253 174,652
CareDx, Inc. ....................... 6,939 197,762
Caribou Biosciences, Inc. .............. 12,530 22,053
Cartesian Therapeutics, Inc.
(b)
........... 1,463 15,244
Catalyst Pharmaceuticals, Inc. ........... 15,243 479,087
Celcuity, Inc.
(b)
...................... 5,035 526,762
Celldex Therapeutics, Inc. .............. 10,538 392,119
Century Therapeutics, Inc. .............. 16,539 40,521
CG oncology, Inc. ................... 9,687 688,261
Climb Bio, Inc. ...................... 4,773 62,240
Cogent Biosciences, Inc. ............... 21,955 849,659
Coherus Oncology, Inc.
(b)
.............. 21,016 29,422
Compass Therapeutics, Inc. ............ 16,228 35,539
Corbus Pharmaceuticals Holdings, Inc. ..... 2,215 20,777
Corvus Pharmaceuticals, Inc. ............ 9,160 136,850
Crescent Biopharma, Inc. .............. 2,837 51,066
CRISPR Therapeutics AG .............. 12,158 663,097
Cullinan Therapeutics, Inc. ............. 8,166 148,703
Cytokinetics, Inc. .................... 17,412 1,483,328
CytomX Therapeutics, Inc. ............. 24,108 90,405
Damora Therapeutics, Inc. ............. 7,185 186,882
Denali Therapeutics, Inc. ............... 19,827 509,950
Design Therapeutics, Inc. .............. 4,198 60,745
DiaMedica Therapeutics, Inc.
(b)
........... 4,501 31,687
Dianthus Therapeutics, Inc. ............. 6,377 621,630
Disc Medicine, Inc. ................... 3,817 279,175
Dyne Therapeutics, Inc. ............... 17,775 394,783
Editas Medicine, Inc. ................. 14,825 48,033
Eikon Therapeutics, Inc. ............... 2,902 37,871
Eledon Pharmaceuticals, Inc.
(b)
........... 10,548 41,559
Elicio Therapeutics, Inc. ............... 3,063 11,976
Emergent BioSolutions, Inc. ............. 6,877 57,629
Enanta Pharmaceuticals, Inc. ............ 4,202 61,265
Entrada Therapeutics, Inc. .............. 3,241 23,854
Erasca, Inc. ....................... 26,434 484,271

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Small Cap Index V.I. Fund
6
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Evommune, Inc. .................... 1,806 $ 24,002
Fennec Pharmaceuticals, Inc. ........... 3,532 37,969
First Tracks Biotherapeutics, Inc. ......... 3,150 63,378
Foghorn Therapeutics, Inc.
(b)
............ 3,375 16,470
Forte Biosciences, Inc. ................ 2,584 54,910
Galectin Therapeutics, Inc.
(b)
............ 6,110 28,350
Generate Biomedicines, Inc. ............ 3,244 54,726
Geron Corp. ....................... 76,171 97,499
GRAIL, Inc. ........................ 5,385 367,634
Greenwich Lifesciences, Inc. ............ 742 17,407
Gyre Therapeutics, Inc.
(b)
.............. 2,952 19,454
Heron Therapeutics, Inc.
(b)
.............. 19,468 8,309
Hyperliquid Strategies, Inc. ............. 17,191 135,293
Ideaya Biosciences, Inc. ............... 10,784 401,920
Immix Biopharma, Inc. ................ 5,559 57,313
Immuneering Corp. , Class A ............ 7,283 36,342
ImmunityBio, Inc.
(b)
................... 50,287 440,263
Immunome, Inc. ..................... 14,211 301,131
Immunovant, Inc. .................... 11,146 429,455
Inhibikase Therapeutics, Inc. ............ 12,924 26,236
Inhibrx Biosciences, Inc.
(b)
.............. 1,307 123,838
Intellia Therapeutics, Inc.
(b)
............. 18,245 308,705
Invivyd, Inc. ....................... 28,807 25,131
Iovance Biotherapeutics, Inc.
(b)
........... 53,593 222,947
Ironwood Pharmaceuticals, Inc. , Class A .... 22,044 92,805
Jade Biosciences, Inc.
(b)
............... 4,465 99,212
Janux Therapeutics, Inc. ............... 5,835 89,626
Kailera Therapeutics, Inc.
(b)
............. 6,211 136,828
Karyopharm Therapeutics, Inc. ........... 2,638 25,773
Keros Therapeutics, Inc. ............... 2,459 26,311
Kiniksa Pharmaceuticals International plc , Class
A ............................ 5,695 364,195
Kodiak Sciences, Inc. ................. 5,331 207,696
Korro Bio, Inc.
(b)
..................... 1,553 20,469
Krystal Biotech, Inc.
(b)
................. 3,441 1,278,916
Kura Oncology, Inc. .................. 11,427 125,354
Kymera Therapeutics, Inc. .............. 8,259 947,060
Kyverna Therapeutics, Inc.
(b)
............ 5,694 50,734
Larimar Therapeutics, Inc. .............. 8,917 27,197
Lexeo Therapeutics, Inc.
(b)
.............. 10,299 47,942
Lineage Cell Therapeutics, Inc. .......... 24,358 31,909
Lyell Immunopharma, Inc. .............. 1,292 18,153
MacroGenics, Inc. ................... 8,463 39,099
MannKind Corp. .................... 41,307 175,968
MapLight Therapeutics, Inc.
(b)
............ 1,427 51,144
MeiraGTx Holdings plc ................ 8,020 108,350
MiMedx Group, Inc. .................. 14,839 57,130
Mineralys Therapeutics, Inc. ............ 7,745 208,960
Minerva Neurosciences, Inc. ............ 4,395 24,392
Mirum Pharmaceuticals, Inc. ............ 6,231 729,463
Monopar Therapeutics, Inc. ............. 608 56,295
Monte Rosa Therapeutics, Inc. ........... 9,993 241,831
Myriad Genetics, Inc. ................. 11,251 64,243
Neurogene, Inc.
(b)
.................... 1,290 40,571
Nkarta, Inc. ........................ 6,676 18,893
Novavax, Inc.
(b)
..................... 20,661 194,627
Nurix Therapeutics, Inc. ............... 12,196 295,875
Nuvalent, Inc. , Class A ................ 7,078 874,133
Nuvectis Pharma, Inc.
(b)
............... 2,294 42,187
Ocugen, Inc.
(b)
...................... 45,856 70,160
Olema Pharmaceuticals, Inc. ............ 10,612 132,756
OnKure Therapeutics, Inc. , Class A ........ 2,995 13,657
Opus Genetics, Inc. .................. 7,308 30,036
Organogenesis Holdings, Inc. , Class A ..... 8,338 20,261
ORIC Pharmaceuticals, Inc. ............. 10,078 109,145
Security
Shares
Shares Value
Biotechnology (continued)
Oruka Therapeutics, Inc. ............... 6,789 $ 646,109
Ovid therapeutics, Inc.
(b)
............... 20,614 55,452
Palisade Bio, Inc. .................... 19,964 41,725
Palvella Therapeutics, Inc. .............. 1,482 226,479
Perspective Therapeutics, Inc. ........... 13,881 47,334
Praxis Precision Medicines, Inc. .......... 3,386 1,133,599
Precigen, Inc. ...................... 26,075 148,628
Precision BioSciences, Inc. ............. 2,560 20,122
Prelude Therapeutics, Inc. .............. 3,769 20,089
Prime Medicine, Inc. .................. 12,638 46,634
ProKidney Corp. , Class A .............. 10,031 20,463
Protagonist Therapeutics, Inc. ........... 8,118 995,104
Protalix BioTherapeutics, Inc.
(b)
.......... 8,740 20,364
Protara Therapeutics, Inc. .............. 6,087 23,252
Prothena Corp. plc ................... 5,403 52,895
PTC Therapeutics, Inc. ................ 10,920 890,744
Puma Biotechnology, Inc. .............. 6,771 54,913
Recursion Pharmaceuticals, Inc. , Class A .... 68,990 253,193
REGENXBIO, Inc. ................... 5,928 71,017
Relay Therapeutics, Inc. ............... 21,814 408,140
Replimune Group, Inc. ................ 10,705 118,504
Rezolute, Inc. ...................... 9,842 51,178
Rhythm Pharmaceuticals, Inc.
(b)
.......... 7,247 804,634
Rigel Pharmaceuticals, Inc. ............. 2,532 99,052
Rocket Pharmaceuticals, Inc. ............ 13,198 45,137
SAB Biotherapeutics, Inc. .............. 5,772 22,511
Sagimet Biosciences, Inc. , Class A ........ 7,916 61,191
Sana Biotechnology, Inc. ............... 24,864 86,775
Sarepta Therapeutics, Inc. .............. 14,025 252,029
Savara, Inc. ....................... 20,629 127,075
Scholar Rock Holding Corp.
(b)
........... 14,683 807,565
SELLAS Life Sciences Group, Inc.
(b)
....... 25,476 376,026
Shattuck Labs, Inc. .................. 8,350 57,949
Sionna Therapeutics, Inc.
(b)
............. 2,502 110,063
Solid Biosciences, Inc. ................ 10,632 106,214
Spruce Biosciences, Inc. ............... 356 19,224
Spyre Therapeutics, Inc. ............... 9,808 870,754
Stoke Therapeutics, Inc.
(b)
.............. 7,433 243,208
Surrozen, Inc.
(b)
..................... 903 23,433
Sutro Biopharma, Inc. ................. 1,952 64,806
Syndax Pharmaceuticals, Inc. ........... 11,978 261,839
Tango Therapeutics, Inc. ............... 18,820 588,313
Taysha Gene Therapies, Inc. ............ 32,334 220,195
Tectonic Therapeutic, Inc. .............. 1,392 47,850
Tenax Therapeutics, Inc. ............... 3,371 49,048
TG Therapeutics, Inc. ................. 19,237 1,056,881
Tonix Pharmaceuticals Holding Corp. ...... 1,557 19,867
Travere Therapeutics, Inc. .............. 11,774 668,881
TriSalus Life Sciences, Inc.
(b)
............ 6,774 30,822
Twist Bioscience Corp.
(b)
............... 8,188 842,381
Tyra Biosciences, Inc. ................. 4,980 159,061
Ultragenyx Pharmaceutical, Inc. .......... 13,000 434,070
Unicycive Therapeutics, Inc.
(b)
........... 3,261 15,294
Upstream Bio, Inc. ................... 4,040 27,957
UroGen Pharma Ltd. ................. 5,736 211,085
Vanda Pharmaceuticals, Inc. ............ 6,238 38,177
Vaxcyte, Inc. ....................... 17,667 1,026,983
Vera Therapeutics, Inc. , Class A .......... 8,617 369,755
Veracyte, Inc.
(b)
..................... 10,655 625,768
Verastem, Inc. ...................... 11,690 44,656
Vericel Corp. ....................... 6,917 307,737
Vir Biotechnology, Inc. ................ 16,610 169,256
Viridian Therapeutics, Inc. .............. 12,158 223,342
Vor BioPharma, Inc. .................. 5,233 96,340
Voyager Therapeutics, Inc. ............. 6,065 21,228

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Small Cap Index V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Whitehawk Therapeutics, Inc. ........... 4,413 $ 20,212
X4 Pharmaceuticals, Inc. ............... 10,917 50,982
Xencor, Inc. ....................... 9,569 154,061
Xenon Pharmaceuticals, Inc. ............ 12,892 778,161
XOMA Royalty Corp. ................. 1,190 50,575
Z Squared, Inc.
(b)
.................... 5,962 63,078
Zenas Biopharma, Inc. ................ 3,844 97,561
Zentalis Pharmaceuticals, Inc. ........... 6,829 33,121
Zura Bio Ltd. , Class A ................. 7,929 46,781
Zymeworks, Inc. .................... 6,058 158,356
45,401,741
Broadline Retail — 0.1%
1stdibs.com, Inc.
(a)
................... 3,313 16,234
Groupon, Inc. , Class A
(a) (b)
.............. 3,164 76,126
Kohl's Corp.
(b)
...................... 14,895 263,939
Pattern Group, Inc. , Class A
(a)
........... 4,452 112,146
Savers Value Village, Inc.
(a)
............. 4,702 47,443
515,888
Building Products — 1.2%
Apogee Enterprises, Inc. ............... 2,897 132,509
AZZ, Inc. ......................... 3,976 616,479
CSW Industrials, Inc. ................. 2,117 589,161
Gibraltar Industries, Inc.
(a)
.............. 4,070 183,557
Griffon Corp. ....................... 5,092 496,623
Insteel Industries, Inc. ................. 2,323 70,155
Janus International Group, Inc.
(a)
......... 16,377 90,892
Masterbrand, Inc.
(a) (b)
................. 27,393 281,874
Quanex Building Products Corp. .......... 6,267 116,691
Resideo Technologies, Inc.
(a) (b)
........... 18,155 564,620
Tecnoglass, Inc. ..................... 3,097 144,971
UFP Industries, Inc. .................. 7,620 691,439
Zurn Elkay Water Solutions Corp. ......... 19,957 1,008,427
4,987,398
Capital Markets — 1.9%
Acadian Asset Management, Inc. ......... 3,866 276,496
AlTi Global, Inc. , Class A
(a) (b)
............ 8,467 30,566
Artisan Partners Asset Management, Inc. , Class
A ............................ 8,694 300,204
Bakkt, Inc. , Class A
(a) (b)
................ 4,343 33,919
BGC Group, Inc. , Class A .............. 49,995 534,447
BRC Group Holdings, Inc.
(a) (b)
............ 3,363 27,038
Chaince Digital Holdings, Inc.
(a) (b)
......... 9,010 39,374
Cohen & Steers, Inc. ................. 3,942 300,144
DigitalBridge Group, Inc. , Class A ......... 23,453 370,088
Donnelley Financial Solutions, Inc.
(a)
....... 3,423 143,595
GCM Grosvenor, Inc. , Class A ........... 8,469 104,169
Gemini Space Station, Inc. , Class A
(a)
...... 5,926 25,245
Innventure, Inc.
(a)
.................... 8,247 41,812
Marex Group plc .................... 8,225 501,314
MarketWise, Inc. , Class A .............. 753 13,434
Miami International Holdings, Inc.
(a)
........ 10,007 371,860
Moelis & Co. , Class A ................. 7,865 514,528
Open Lending Corp.
(a)
................. 12,437 38,679
Patria Investments Ltd. , Class A
(b)
......... 9,174 100,730
Perella Weinberg Partners , Class A ........ 9,564 152,641
Piper Sandler Cos. ................... 9,382 678,694
PJT Partners, Inc. , Class A ............. 3,234 488,140
Ridgepost Capital, Inc. , Class A .......... 8,326 65,526
Silvercrest Asset Management Group, Inc. , Class
A ............................ 1,151 11,637
StepStone Group, Inc. , Class A
(b)
......... 9,646 398,959
StoneX Group, Inc.
(a)
................. 9,689 1,148,146
Value Line, Inc. ..................... 105 4,250
Security
Shares
Shares Value
Capital Markets (continued)
Victory Capital Holdings, Inc. , Class A ...... 5,677 $ 477,209
Virtus Investment Partners, Inc. .......... 964 138,334
Wealthfront Corp.
(a)
.................. 5,627 50,305
Webull Corp.
(a)
...................... 45,600 297,312
Westwood Holdings Group, Inc. .......... 913 17,493
WisdomTree, Inc. .................... 18,380 311,357
8,007,645
Chemicals — 1.8%
AdvanSix, Inc. ...................... 3,495 69,481
Alto Ingredients, Inc.
(a) (b)
............... 9,964 56,795
Ashland, Inc.
(b)
...................... 6,066 399,689
ASP Isotopes, Inc.
(a) (b)
................. 15,746 97,940
Aspen Aerogels, Inc.
(a)
................ 8,944 56,705
Avient Corp.
(b)
...................... 12,187 450,431
Balchem Corp. ..................... 4,380 740,001
Cabot Corp. ....................... 6,949 631,108
Chemours Co. (The) .................. 20,097 412,390
Core Molding Technologies, Inc.
(a)
......... 1,056 24,922
Ecovyst, Inc.
(a)
...................... 14,943 186,040
Flotek Industries, Inc.
(a)
................ 1,815 42,689
FMC Corp.
(b)
....................... 17,224 198,076
Hawkins, Inc. ...................... 2,570 365,197
HB Fuller Co. ...................... 7,329 427,207
Huntsman Corp. .................... 21,615 229,551
Ingevity Corp.
(a)
..................... 4,599 343,407
Innospec, Inc. ...................... 3,403 276,970
Intrepid Potash, Inc.
(a)
................. 1,598 52,382
Koppers Holdings, Inc. ................ 2,456 110,274
Kronos Worldwide, Inc. ................ 2,594 16,420
LSB Industries, Inc.
(a)
................. 8,123 87,810
Mativ Holdings, Inc. .................. 6,952 52,627
Minerals Technologies, Inc. ............. 4,235 313,263
Orion SA ......................... 7,287 48,313
Perimeter Solutions, Inc.
(a)
.............. 20,061 715,175
PureCycle Technologies, Inc.
(a) (b)
.......... 19,702 159,783
Quaker Chemical Corp. ............... 1,884 299,311
Rayonier Advanced Materials, Inc.
(a)
....... 7,596 59,705
Sensient Technologies Corp. ............ 5,701 702,876
Solesence, Inc.
(a)
.................... 447 329
Stepan Co. ........................ 2,993 166,770
Trinseo plc
(b)
....................... 4,253 7
Tronox Holdings plc .................. 15,043 94,771
Valhi, Inc. ......................... 210 3,081
7,891,496
Commercial Services & Supplies — 1.5%
ABM Industries, Inc. .................. 7,845 347,063
ACCO Brands Corp. .................. 11,547 48,036
ACV Auctions, Inc. , Class A
(a)
............ 23,202 166,822
BrightView Holdings, Inc.
(a)
............. 9,757 138,257
Brink's Co. (The) .................... 5,476 517,427
Casella Waste Systems, Inc. , Class A
(a)
..... 8,412 815,712
Cimpress plc
(a)
...................... 2,316 235,537
Civeo Corp.
(a)
...................... 1,428 49,980
CompX International, Inc. , Class A ........ 293 7,296
CoreCivic, Inc.
(a)
.................... 13,292 403,811
Deluxe Corp. ....................... 6,177 147,507
Ennis, Inc. ........................ 3,496 74,290
Enviri Corp.
(a)
...................... 3,136 68,828
GEO Group, Inc. (The)
(a)
............... 16,861 498,243
Healthcare Services Group, Inc.
(a)
......... 9,416 231,257
HNI Corp. ......................... 9,480 383,087
Interface, Inc. , Class A ................ 7,907 283,387
Liquidity Services, Inc.
(a)
............... 3,259 127,492
MillerKnoll, Inc. ..................... 9,448 193,306

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Small Cap Index V.I. Fund
8
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
Mobile Infrastructure Corp. , Class A
(a)
...... 150 $ 207
NLI Holdings, Inc. ................... 1,159 6,896
Onterris, Inc.
(a)
...................... 4,755 96,099
OPENLANE, Inc.
(a) (b)
.................. 14,427 594,969
Perma-Fix Environmental Services, Inc.
(a) (b)
.. 2,484 35,496
Pitney Bowes, Inc. ................... 12,120 212,342
Quad/Graphics, Inc. , Class A ............ 4,043 34,082
UniFirst Corp. ...................... 1,950 515,697
Vestis Corp.
(a)
...................... 12,639 183,518
Virco Mfg. Corp. .................... 95 583
6,417,227
Communications Equipment — 1.1%
(a)
ADTRAN Holdings, Inc. ............... 10,509 146,075
Aviat Networks, Inc. .................. 1,387 30,791
BK Technologies Corp. ................ 346 29,749
Calix, Inc. ......................... 7,671 286,282
Clearfield, Inc.
(b)
..................... 1,540 61,277
Digi International, Inc. ................. 4,924 369,054
Extreme Networks, Inc. ................ 17,129 554,466
Harmonic, Inc. ...................... 15,068 246,061
Inseego Corp.
(b)
..................... 1,586 16,383
KVH Industries, Inc.
(b)
................. 1,701 16,857
Lantronix, Inc. ...................... 5,030 29,576
NETGEAR, Inc. ..................... 3,357 78,386
NetScout Systems, Inc. ................ 9,488 413,202
Ondas, Inc.
(b)
....................... 64,222 529,189
Ribbon Communications, Inc. ........... 11,507 26,926
Viasat, Inc. ........................ 16,815 1,510,155
Vistance Networks, Inc. ................ 29,174 372,844
4,717,273
Construction & Engineering — 2.0%
Ameresco, Inc. , Class A
(a) (b)
............. 4,460 123,096
Arcosa, Inc. ....................... 6,581 956,153
Argan, Inc. ........................ 1,820 1,453,361
Bowman Consulting Group Ltd.
(a) (b)
........ 1,682 49,114
Cardinal Infrastructure Group, Inc. , Class A
(a)
. 2,308 217,414
Centuri Holdings, Inc.
(a)
................ 11,932 360,824
Concrete Pumping Holdings, Inc.
(a)
........ 2,502 30,149
Construction Partners, Inc. , Class A
(a)
...... 6,364 755,852
Fluor Corp.
(a)
....................... 19,040 997,506
Granite Construction, Inc.
(b)
............. 5,930 937,414
INNOVATE Corp.
(a)
................... 737 13,760
Legence Corp. , Class A
(a)
.............. 7,757 661,129
Limbach Holdings, Inc.
(a)
............... 1,510 116,270
Matrix Service Co.
(a) (b)
................. 3,358 46,005
MYR Group, Inc.
(a)
................... 2,074 1,037,830
NWPX Infrastructure, Inc.
(a)
............. 1,296 194,322
Orion Group Holdings, Inc.
(a)
............ 4,926 82,855
Southland Holdings, Inc.
(a)
.............. 30 20
Tutor Perini Corp. ................... 6,045 501,554
8,534,628
Construction Materials — 0.2%
Knife River Corp.
(a)
................... 7,664 641,093
Smith-Midland Corp.
(a)
................ 314 9,106
Titan America SA .................... 3,707 69,173
United States Lime & Minerals, Inc. ........ 1,475 154,388
873,760
Consumer Finance — 1.2%
Atlanticus Holdings Corp.
(a)
............. 678 69,325
Bread Financial Holdings, Inc. ........... 2,798 303,163
Consumer Portfolio Services, Inc.
(a) (b)
....... 1,480 14,201
Dave, Inc. , Class A
(a)
................. 1,349 502,624
Encore Capital Group, Inc.
(a)
............ 2,889 269,515
Security
Shares
Shares Value
Consumer Finance (continued)
Enova International, Inc.
(a)
.............. 3,234 $ 778,521
FirstCash Holdings, Inc.
(b)
.............. 5,475 1,184,352
Green Dot Corp. , Class A
(a)
............. 7,609 102,798
Happen, Inc.
(a)
...................... 14,989 310,872
Jefferson Capital, Inc. ................. 3,392 66,042
LendingTree, Inc.
(a)
................... 1,706 75,559
Medallion Financial Corp.
(b)
............. 2,508 25,607
Navient Corp. ...................... 9,582 81,543
Nelnet, Inc. , Class A .................. 2,053 273,726
NerdWallet, Inc. , Class A
(a)
.............. 5,180 47,915
Oportun Financial Corp.
(a)
.............. 6,506 37,149
OppFi, Inc. , Class A
(a) (b)
................ 3,006 29,849
PRA Group, Inc.
(a)
................... 5,432 103,154
PROG Holdings, Inc. ................. 5,480 255,423
Regional Management Corp. ............ 1,200 49,440
Upstart Holdings, Inc.
(a) (b)
............... 11,017 390,332
World Acceptance Corp.
(a)
.............. 342 76,550
5,047,660
Consumer Staples Distribution & Retail — 0.6%
Andersons, Inc. (The) ................. 4,571 312,656
Chefs' Warehouse, Inc. (The)
(a)
.......... 4,882 469,160
Grocery Outlet Holding Corp.
(a)
........... 11,973 119,491
HF Foods Group, Inc.
(a)
................ 116 164
Ingles Markets, Inc. , Class A
(b)
........... 2,026 179,463
Natural Grocers by Vitamin Cottage, Inc. .... 1,621 50,284
PriceSmart, Inc. ..................... 3,557 694,824
United Natural Foods, Inc.
(a)
............. 8,006 365,634
Village Super Market, Inc. , Class A ........ 1,200 50,616
Weis Markets, Inc. ................... 1,756 137,512
Yesway, Inc. , Class A
(a)
................ 2,092 42,468
2,422,272
Containers & Packaging — 0.2%
Ardagh Metal Packaging SA ............ 17,892 84,808
Greif, Inc. , Class A ................... 3,424 255,054
Greif, Inc. , Class B
(b)
.................. 626 58,556
Myers Industries, Inc. ................. 5,097 179,975
O-I Glass, Inc.
(a) (b)
.................... 20,919 201,450
Ranpak Holdings Corp. , Class A
(a) (b)
....... 5,659 41,367
TriMas Corp. ....................... 3,604 162,288
983,498
Distributors — 0.1%
GigaCloud Technology, Inc. , Class A
(a)
...... 3,484 110,094
Gold.com, Inc. ...................... 2,736 113,845
Weyco Group, Inc. ................... 685 26,941
250,880
Diversified Consumer Services — 1.1%
American Public Education, Inc.
(a)
......... 2,475 132,908
Carriage Services, Inc. , Class A .......... 1,780 68,245
Coursera, Inc.
(a)
..................... 29,871 168,473
Covista, Inc.
(a) (b)
..................... 4,537 565,582
Driven Brands Holdings, Inc.
(a)
........... 7,646 106,585
Frontdoor, Inc.
(a)
..................... 9,463 734,234
Graham Holdings Co. , Class B ........... 425 485,104
KinderCare Learning Cos., Inc.
(a)
......... 4,163 17,693
Laureate Education, Inc.
(a) (b)
............. 16,246 590,055
Lincoln Educational Services Corp.
(a) (b)
...... 4,097 204,440
Matthews International Corp. , Class A ...... 4,257 114,598
McGraw Hill, Inc.
(a) (b)
.................. 3,545 33,571
OneSpaWorld Holdings Ltd. ............. 12,144 342,947
Perdoceo Education Corp. .............. 7,952 254,464
Phoenix Education Partners, Inc. ......... 880 28,908
Strategic Education, Inc. ............... 3,099 237,445
Stride, Inc.
(a) (b)
...................... 5,561 479,581

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Small Cap Index V.I. Fund
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Diversified Consumer Services (continued)
Universal Technical Institute, Inc.
(a)
........ 6,486 $ 277,406
4,842,239
Diversified REITs — 0.5%
AH Realty Trust, Inc. ................. 9,719 68,810
Alpine Income Property Trust, Inc. ........ 1,913 39,714
American Assets Trust, Inc. ............. 6,795 167,769
Broadstone Net Lease, Inc.
(b)
............ 26,048 538,412
CTO Realty Growth, Inc. ............... 4,578 98,473
Essential Properties Realty Trust, Inc. ...... 29,354 876,217
Gladstone Commercial Corp.
(b)
........... 5,848 71,930
Global Net Lease, Inc.
(b)
............... 26,414 236,141
Modiv Industrial, Inc. , Class C ........... 1,149 19,993
NexPoint Diversified Real Estate Trust
(b)
.... 5,337 27,699
2,145,158
Diversified Telecommunication Services — 0.5%
Anterix, Inc.
(a)
...................... 1,544 158,940
ATN International, Inc. ................ 1,274 33,748
Bandwidth, Inc. , Class A
(a) (b)
............. 4,031 255,162
Cogent Communications Holdings, Inc. ..... 6,681 92,732
IDT Corp. , Class B ................... 2,076 120,740
Liberty Capital Corp. , Class A
(a)
.......... 615 13,468
Liberty Capital Corp. , Class C
(a)
.......... 4,371 94,239
Liberty Latin America Ltd. , Class A
(a)
....... 5,114 40,094
Liberty Latin America Ltd. , Class C
(a)
....... 14,590 113,656
Lumen Technologies, Inc.
(a)
............. 128,464 986,604
Shenandoah Telecommunications Co. ...... 6,218 93,768
Uniti Group, Inc. .................... 23,041 264,280
2,267,431
Electric Utilities — 0.6%
Genie Energy Ltd. , Class B ............. 2,687 38,827
Hawaiian Electric Industries, Inc.
(a)
........ 22,451 303,762
MGE Energy, Inc. .................... 4,832 394,002
Otter Tail Corp.
(b)
.................... 5,157 464,027
Portland General Electric Co.
(b)
........... 15,816 819,743
TXNM Energy, Inc. ................... 13,755 781,009
2,801,370
Electrical Equipment — 1.3%
Allient, Inc. ........................ 2,013 207,198
American Superconductor Corp.
(a)
........ 6,350 263,589
Amprius Technologies, Inc.
(a)
............ 18,570 257,380
Array Technologies, Inc.
(a) (b)
............. 19,189 142,191
Atkore, Inc. ........................ 4,445 337,998
Babcock & Wilcox Enterprises, Inc.
(a)
....... 18,110 255,351
ChargePoint Holdings, Inc.
(a) (b)
........... 3,265 19,296
Energous Corp.
(a) (b)
................... 610 14,671
Energy Vault Holdings, Inc.
(a) (b)
........... 18,774 88,426
EnerSys .......................... 4,938 1,154,603
Enovix Corp.
(a) (b)
..................... 26,735 162,281
Eos Energy Enterprises, Inc. , Class A
(a) (b)
.... 46,432 273,020
Espey Mfg. & Electronics Corp. .......... 288 19,397
Fluence Energy, Inc. , Class A
(a)
.......... 11,880 236,174
FuelCell Energy, Inc.
(a)
................ 7,337 264,205
GrafTech International Ltd.
(a) (b)
........... 2,328 13,758
Hyliion Holdings Corp.
(a)
............... 16,073 83,740
LSI Industries, Inc. ................... 4,480 119,078
NANO Nuclear Energy, Inc.
(a)
............ 5,894 124,599
Net Power, Inc. , Class A
(a) (b)
............. 2,585 4,317
NuScale Power Corp. , Class A
(a) (b)
......... 42,286 424,129
Plug Power, Inc.
(a) (b)
.................. 178,983 485,044
Power Solutions International, Inc.
(a)
....... 1,058 41,146
Preformed Line Products Co. ............ 341 140,001
SES AI Corp. , Class A
(a)
............... 34,013 32,659
Shoals Technologies Group, Inc. , Class A
(a)
.. 23,014 227,839
Security
Shares
Shares Value
Electrical Equipment (continued)
Sunrun, Inc.
(a)
...................... 30,661 $ 410,244
Tigo Energy, Inc.
(a)
................... 5,442 12,680
5,815,014
Electronic Equipment, Instruments & Components — 2.8%
908 Devices, Inc.
(a)
................... 3,971 34,548
Aeva Technologies, Inc.
(a) (b)
............. 3,825 109,854
Arlo Technologies, Inc.
(a)
............... 14,617 197,037
Badger Meter, Inc.
(b)
.................. 3,921 581,798
Bel Fuse, Inc. , Class A ................ 231 67,274
Bel Fuse, Inc. , Class B
(b)
............... 1,607 535,195
Belden, Inc.
(b)
...................... 5,216 625,451
Benchmark Electronics, Inc. ............ 4,769 470,557
Climb Global Solutions, Inc. ............. 2,140 49,669
Crane NXT Co.
(b)
.................... 6,543 334,740
CTS Corp.
(b)
....................... 3,678 239,769
Daktronics, Inc.
(a) (b)
................... 5,444 106,485
ePlus, Inc. ........................ 3,687 306,869
Evolv Technologies Holdings, Inc.
(a)
........ 22,157 128,511
Forward Industries, Inc.
(a)
.............. 8,290 34,984
Frequency Electronics, Inc.
(a)
............ 809 53,677
Insight Enterprises, Inc.
(a)
.............. 3,807 463,693
Itron, Inc.
(a)
........................ 5,831 504,556
Kimball Electronics, Inc.
(a)
.............. 3,059 78,310
Knowles Corp.
(a)
.................... 11,330 469,968
LightPath Technologies, Inc. , Class A
(a) (b)
.... 7,485 122,380
Lightwave Logic, Inc.
(a) (b)
............... 21,725 205,519
Methode Electronics, Inc. .............. 4,365 82,804
Mirion Technologies, Inc. , Class A
(a) (b)
...... 31,677 567,969
M-Tron Industries, Inc.
(a) (b)
.............. 555 55,028
Napco Security Technologies, Inc. ........ 4,681 177,784
nLight, Inc.
(a)
....................... 7,536 524,656
Novanta, Inc.
(a) (b)
.................... 4,781 775,669
OSI Systems, Inc.
(a) (b)
................. 2,104 460,145
Ouster, Inc.
(a)
....................... 8,157 509,976
PC Connection, Inc. .................. 1,762 128,608
Plexus Corp.
(a)
...................... 3,612 1,086,020
Powerfleet, Inc.
(a)
.................... 19,012 72,816
RF Industries Ltd.
(a)
.................. 1,138 24,137
Richardson Electronics Ltd. ............. 1,438 27,336
Rogers Corp.
(a)
..................... 2,400 392,952
ScanSource, Inc.
(a)
................... 3,247 169,136
SmartRent, Inc. , Class A
(a)
.............. 22,099 26,298
Syntec Optics Holdings, Inc.
(a)
........... 1,131 14,081
Unusual Machines, Inc.
(a) (b)
............. 6,189 138,015
Vishay Intertechnology, Inc.
(b)
............ 16,357 879,679
Vishay Precision Group, Inc.
(a)
........... 1,650 247,352
Vuzix Corp.
(a) (b)
..................... 8,205 23,795
12,105,100
Energy Equipment & Services — 2.4%
Archrock, Inc. ...................... 23,193 944,187
Atlas Energy Solutions, Inc. ............. 11,201 186,049
Borr Drilling Ltd.
(a)
................... 31,866 131,607
Bristow Group, Inc. , Class A ............ 3,584 148,091
Cactus, Inc. , Class A
(b)
................ 9,204 471,521
Core Laboratories, Inc. ................ 5,761 67,116
Energy Services of America Corp.
(b)
....... 2,168 41,929
Expro Group Holdings NV
(a)
............. 11,279 166,591
Flowco Holdings, Inc. , Class A ........... 4,845 103,392
Forum Energy Technologies, Inc.
(a) (b)
....... 1,340 67,308
Helix Energy Solutions Group, Inc.
(a)
....... 19,038 166,392
Helmerich & Payne, Inc.
(b)
.............. 12,822 419,792
HMH Holding, Inc. , Class A
(a)
............ 1,425 26,704
Innovex International, Inc.
(a)
............. 6,157 152,694
Kodiak Gas Services, Inc. .............. 13,401 1,006,817

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Small Cap Index V.I. Fund
10
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Energy Equipment & Services (continued)
Liberty Energy, Inc. , Class A
(b)
........... 21,298 $ 557,795
Nabors Industries Ltd.
(a)
............... 1,964 164,996
National Energy Services Reunited Corp.
(a)
.. 8,125 243,181
Natural Gas Services Group, Inc. ......... 1,606 69,283
Noble Corp. plc
(b)
.................... 16,990 633,727
Oceaneering International, Inc.
(a)
......... 13,318 539,645
Oil States International, Inc.
(a)
............ 6,819 54,620
Patterson-UTI Energy, Inc. ............. 46,074 422,959
ProFrac Holding Corp. , Class A
(a)
......... 4,875 28,324
ProPetro Holding Corp.
(a)
............... 13,539 194,149
Ranger Energy Services, Inc. , Class A ...... 2,383 38,152
RPC, Inc. ......................... 13,942 81,282
SEACOR Marine Holdings, Inc.
(a)
......... 2,854 21,833
Seadrill Ltd.
(a) (b)
..................... 8,203 310,237
Select Water Solutions, Inc. , Class A
(b)
...... 15,419 308,072
Smart Sand, Inc. .................... 4,182 20,952
Solaris Energy Infrastructure, Inc. , Class A
(b)
.. 7,033 565,875
TETRA Technologies, Inc.
(a)
............. 17,582 199,204
Tidewater, Inc.
(a)
.................... 6,564 437,359
Transocean Ltd.
(a) (b)
.................. 129,668 634,077
Valaris Ltd.
(a)
....................... 7,592 551,179
10,177,091
Entertainment — 0.8%
AMC Entertainment Holdings, Inc. , Class A
(a)
. 84,067 159,727
Atlanta Braves Holdings, Inc. , Class A
(a)
..... 913 51,411
Atlanta Braves Holdings, Inc. , Class C
(a)
.... 6,334 328,735
Cinemark Holdings, Inc. ............... 14,017 444,759
CuriosityStream, Inc. , Class A ........... 4,036 10,736
IMAX Corp.
(a) (b)
..................... 6,225 248,128
Lionsgate Studios Corp.
(a)
.............. 26,076 399,224
Madison Square Garden Entertainment Corp. ,
Class A
(a)
....................... 5,176 418,687
Marcus Corp. (The) .................. 3,117 73,125
Playtika Holding Corp. ................ 7,222 26,866
Reservoir Media, Inc.
(a) (b)
............... 2,375 23,489
Sphere Entertainment Co. , Class A
(a)
....... 3,680 636,750
Starz Entertainment Corp.
(a)
............. 1,580 45,599
Stubhub Holdings, Inc. , Class A
(a)
......... 30,158 388,133
3,255,369
Financial Services — 2.1%
Acacia Research Corp.
(a)
............... 4,540 21,156
Alerus Financial Corp. ................ 3,453 107,388
Better Home & Finance Holding Co. , Class A
(a) (b)
1,267 34,843
Bladex, Inc. , Class E ................. 4,120 253,256
Burford Capital Ltd. .................. 28,204 115,636
Cannae Holdings, Inc. ................ 5,495 79,128
Cass Information Systems, Inc. .......... 1,665 85,448
Compass Diversified Holdings
(a)
.......... 9,718 103,594
Dlocal Ltd. , Class A
(b)
................. 12,526 162,775
Enact Holdings, Inc. .................. 4,219 192,850
Essent Group Ltd. ................... 12,218 785,373
EVERTEC, Inc. ..................... 8,604 239,019
Federal Agricultural Mortgage Corp. , Class C . 1,307 260,446
Finance of America Cos., Inc. , Class A
(a) (b)
... 571 15,714
Flywire Corp.
(a)
..................... 16,434 288,745
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.
(b)
.................... 16,901 659,984
International Money Express, Inc.
(a) (b)
....... 3,487 50,387
Jackson Financial, Inc. , Class A .......... 8,272 846,970
loanDepot, Inc. , Class A
(a) (b)
............. 21,342 26,678
Marqeta, Inc. , Class A
(a)
............... 48,792 198,096
Merchants Bancorp .................. 3,494 174,700
NCR Atleos Corp.
(a)
.................. 9,719 421,902
NewtekOne, Inc. .................... 4,044 59,892
Security
Shares
Shares Value
Financial Services (continued)
NMI Holdings, Inc. , Class A
(a)
............ 10,282 $ 422,487
Onity Group, Inc.
(a)
................... 821 32,635
Pagseguro Digital Ltd. , Class A .......... 23,181 209,788
Paymentus Holdings, Inc. , Class A
(a)
....... 8,160 197,146
Payoneer Global, Inc.
(a)
................ 34,750 247,420
Paysafe Ltd.
(a) (b)
..................... 4,133 30,874
Paysign, Inc.
(a)
...................... 6,528 53,464
PennyMac Financial Services, Inc. ........ 3,916 341,084
Priority Technology Holdings, Inc.
(a)
........ 5,214 34,777
Radian Group, Inc. ................... 18,253 687,591
Remitly Global, Inc.
(a)
................. 20,948 469,445
Repay Holdings Corp. , Class A
(a)
......... 9,543 40,081
Security National Financial Corp. , Class A
(a)
.. 1,934 18,740
Sezzle, Inc.
(a)
...................... 2,223 381,533
StoneCo Ltd. , Class A ................. 30,570 331,379
Velocity Financial, Inc.
(a)
............... 1,524 28,133
Walker & Dunlop, Inc. ................. 4,630 253,261
Waterstone Financial, Inc. .............. 2,382 49,379
9,013,197
Food Products — 0.5%
Alico, Inc. ......................... 763 31,565
B&G Foods, Inc.
(b)
................... 9,933 39,533
BRC, Inc. , Class A
(a)
.................. 13,169 14,618
Cal-Maine Foods, Inc.
(b)
............... 5,943 478,768
Del Monte Corp.
(b)
................... 4,551 127,018
Dole plc .......................... 11,088 152,127
Flowers Foods, Inc.
(b)
................. 26,402 208,576
Forafric Global plc
(a) (b)
................. 802 8,084
J & J Snack Foods Corp. ............... 2,079 152,703
John B Sanfilippo & Son, Inc. ............ 977 84,012
Lifeway Foods, Inc.
(a)
................. 701 20,918
Limoneira Co.
(b)
..................... 1,958 25,708
Mama's Creations, Inc.
(a)
............... 4,673 83,413
Marzetti Co. (The) ................... 2,574 293,848
Mission Produce, Inc.
(a)
................ 7,258 85,572
Once Upon a Farm PBC
(a) (b)
............. 1,695 34,714
Seneca Foods Corp. , Class A
(a)
.......... 591 102,799
Simply Good Foods Co. (The)
(a)
.......... 11,409 151,511
Utz Brands, Inc. , Class A ............... 9,103 70,093
Vital Farms, Inc.
(a) (b)
.................. 4,333 50,393
Westrock Coffee Co.
(a) (b)
............... 4,316 35,003
2,250,976
Gas Utilities — 1.0%
Brookfield Infrastructure Corp. , Class A
(b)
.... 16,537 636,674
Chesapeake Utilities Corp. ............. 3,239 396,713
New Jersey Resources Corp. ............ 13,678 766,515
Northwest Natural Holding Co. ........... 5,581 273,804
ONE Gas, Inc. ...................... 8,546 658,640
RGC Resources, Inc.
(b)
................ 893 21,343
Southwest Gas Holdings, Inc. ........... 9,882 876,336
Spire, Inc.
(b)
........................ 7,825 611,054
4,241,079
Ground Transportation — 0.4%
ArcBest Corp. ...................... 2,954 424,017
Covenant Logistics Group, Inc. , Class A ..... 2,137 94,413
FTAI Infrastructure, Inc.
(b)
.............. 12,932 60,005
Heartland Express, Inc. ................ 4,849 73,802
Hertz Global Holdings, Inc.
(a) (b)
........... 18,112 41,024
Marten Transport Ltd. ................. 8,267 143,432
PAMT Corp.
(a) (b)
..................... 707 9,905
Proficient Auto Logistics, Inc.
(a)
........... 2,541 17,304
RXO, Inc.
(a) (b)
....................... 22,166 611,560
Universal Logistics Holdings, Inc.
(b)
........ 814 12,047

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Small Cap Index V.I. Fund
Schedule of Investments
11
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Ground Transportation (continued)
Werner Enterprises, Inc. ............... 7,946 $ 346,525
1,834,034
Health Care Equipment & Supplies — 2.7%
Accuray, Inc.
(a)
...................... 1,413 364
Acme United Corp. ................... 399 19,040
Alphatec Holdings, Inc.
(a)
............... 16,696 144,420
AngioDynamics, Inc.
(a)
................ 5,162 67,158
Anteris Technologies Global Corp.
(a)
....... 11,041 108,754
Artivion, Inc.
(a) (b)
..................... 6,152 138,235
AtriCure, Inc.
(a)
..................... 6,713 187,830
Avanos Medical, Inc.
(a)
................ 5,815 144,677
AxoGen, Inc.
(a)
...................... 7,107 328,272
Beta Bionics, Inc.
(a)
................... 5,659 88,677
Bioventus, Inc. , Class A
(a)
.............. 6,133 57,896
Butterfly Network, Inc. , Class A
(a)
......... 28,427 239,355
CapsoVision, Inc.
(a)
................... 5,044 38,234
Carlsmed, Inc.
(a)
..................... 720 7,474
Ceribell, Inc.
(a)
...................... 3,820 74,299
Cerus Corp.
(a)
...................... 28,514 83,261
ClearPoint Neuro, Inc.
(a) (b)
.............. 3,973 70,878
CONMED Corp. ..................... 4,270 139,757
CVRx, Inc.
(a)
....................... 2,098 10,784
Delcath Systems, Inc.
(a)
................ 3,808 47,943
DENTSPLY SIRONA, Inc.
(b)
............. 27,757 294,502
Electromed, Inc.
(a)
................... 860 36,378
Embecta Corp. ..................... 7,296 23,785
Enovis Corp.
(a)
...................... 7,847 162,433
Establishment Labs Holdings, Inc.
(a)
....... 3,644 312,692
Glaukos Corp.
(a)
..................... 7,607 1,063,154
Haemonetics Corp.
(a)
................. 6,191 464,325
Hyperfine, Inc. , Class A
(a)
.............. 10,350 13,972
ICU Medical, Inc.
(a)
................... 3,173 465,162
Inogen, Inc.
(a)
...................... 2,564 16,538
Inspire Medical Systems, Inc.
(a) (b)
......... 3,915 174,648
Integer Holdings Corp.
(a)
............... 4,455 416,320
Integra LifeSciences Holdings Corp.
(a)
...... 9,223 165,645
iRadimed Corp. ..................... 1,160 110,850
IRhythm Holdings, Inc.
(a)
............... 4,235 503,753
Kestra Medical Technologies Ltd.
(a) (b)
....... 3,810 96,926
KORU Medical Systems, Inc.
(a)
........... 5,165 21,693
Lantheus Holdings, Inc.
(a) (b)
............. 8,610 955,193
LeMaitre Vascular, Inc.
(b)
............... 2,932 281,355
LENSAR, Inc.
(a)
..................... 47 268
LivaNova plc
(a) (b)
..................... 7,333 602,993
Lucid Diagnostics, Inc.
(a) (b)
.............. 20,448 21,879
Merit Medical Systems, Inc.
(a)
............ 7,559 524,141
MiniMed Group, Inc.
(a)
................. 3,965 59,277
Neogen Corp.
(a)
..................... 29,868 268,513
NeuroPace, Inc.
(a)
................... 3,820 60,700
Novocure Ltd.
(a)
..................... 14,434 218,675
Omnicell, Inc.
(a)
..................... 6,168 256,095
OraSure Technologies, Inc.
(a)
............ 8,690 38,757
Orchestra BioMed Holdings, Inc.
(a)
........ 5,157 22,252
Orthofix Medical, Inc.
(a)
................ 5,847 53,442
OrthoPediatrics Corp.
(a)
................ 2,357 45,089
PROCEPT BioRobotics Corp.
(a)
.......... 7,574 171,021
Pro-Dex, Inc.
(a)
..................... 261 15,282
Pulse Biosciences, Inc.
(a) (b)
.............. 2,659 73,734
QuidelOrtho Corp.
(a)
.................. 9,344 163,660
RxSight, Inc.
(a)
...................... 4,460 21,497
Sanara Medtech, Inc.
(a)
................ 433 10,214
Senseonics Holdings, Inc.
(a)
............. 5,269 29,928
Shoulder Innovations, Inc.
(a)
............. 1,420 28,798
SI-BONE, Inc.
(a) (b)
.................... 5,910 96,451
Sight Sciences, Inc.
(a)
................. 5,711 30,954
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
STAAR Surgical Co.
(a)
................. 4,575 $ 131,257
Stereotaxis, Inc.
(a)
................... 6,854 11,789
Strive, Inc. , Class A
(a) (b)
................ 8,650 94,372
Tactile Systems Technology, Inc.
(a)
........ 2,848 84,813
Tandem Diabetes Care, Inc.
(a)
........... 9,418 142,118
TransMedics Group, Inc.
(a)
.............. 4,620 306,860
UFP Technologies, Inc.
(a) (b)
.............. 1,025 271,758
Utah Medical Products, Inc. ............. 363 25,040
Varex Imaging Corp.
(a)
................ 6,074 63,352
11,521,611
Health Care Providers & Services — 3.0%
Acadia Healthcare Co., Inc.
(a)
............ 12,553 370,690
Accendra Health, Inc.
(a)
................ 9,516 32,545
AdaptHealth Corp. , Class A
(a)
............ 14,184 147,797
Addus HomeCare Corp.
(a)
.............. 2,515 252,682
agilon health, Inc.
(a)
.................. 1,690 181,134
AirSculpt Technologies, Inc.
(a)
............ 3,769 16,960
Alignment Healthcare, Inc.
(a)
............ 23,537 560,416
AMN Healthcare Services, Inc.
(a)
.......... 5,323 172,306
Ardent Health, Inc.
(a)
.................. 2,986 29,382
Astrana Health, Inc.
(a)
................. 6,154 285,607
Aveanna Healthcare Holdings, Inc.
(a)
....... 10,628 91,082
BrightSpring Health Services, Inc.
(a)
....... 21,597 1,506,175
Brookdale Senior Living, Inc.
(a)
........... 31,416 505,483
Castle Biosciences, Inc.
(a)
.............. 4,115 98,143
Clover Health Investments Corp. , Class A
(a)
.. 58,053 304,198
Community Health Systems, Inc.
(a)
........ 16,224 54,188
Concentra Group Holdings Parent, Inc.
(b)
.... 15,248 453,628
CorVel Corp.
(a)
...................... 3,975 248,517
Cross Country Healthcare, Inc.
(a)
......... 4,058 53,606
Fulgent Genetics, Inc.
(a)
............... 2,569 52,716
GeneDx Holdings Corp. , Class A
(a)
........ 2,708 185,904
Guardian Pharmacy Services, Inc. , Class A
(a)
. 2,421 101,367
HealthEquity, Inc.
(a) (b)
................. 11,213 1,012,758
Hims & Hers Health, Inc. , Class A
(a) (b)
...... 28,445 986,188
Hinge Health, Inc. , Class A
(a)
............ 5,473 454,259
InfuSystem Holdings, Inc.
(a)
............. 2,564 24,743
Innovage Holding Corp.
(a)
.............. 3,537 41,913
LifeStance Health Group, Inc.
(a)
.......... 25,889 277,271
Lumexa Imaging Holdings, Inc.
(a) (b)
........ 2,873 32,407
National HealthCare Corp.
(b)
............ 1,763 372,628
NeoGenomics, Inc.
(a)
................. 17,774 259,323
NRC Health ....................... 1,679 36,216
Nutex Health, Inc.
(a) (b)
................. 697 119,110
Omada Health, Inc.
(a)
................. 4,807 105,514
Oncology Institute, Inc. (The)
(a)
........... 9,578 52,009
OPKO Health, Inc.
(a)
.................. 49,123 73,685
Option Care Health, Inc.
(a) (b)
............. 20,894 438,147
PACS Group, Inc.
(a)
.................. 6,296 268,461
Pediatrix Medical Group, Inc.
(a)
........... 11,272 285,520
Pennant Group, Inc. (The)
(a)
............. 4,590 169,601
Privia Health Group, Inc.
(a)
.............. 15,280 393,154
Progyny, Inc.
(a)
...................... 9,323 268,782
RadNet, Inc.
(a) (b)
..................... 9,243 570,016
SBC Medical Group Holdings, Inc.
(a) (b)
...... 2,657 8,184
Select Medical Holdings Corp. ........... 13,163 217,321
Sonida Senior Living, Inc.
(a) (b)
............ 3,829 156,223
Strata Critical Medical, Inc.
(a) (b)
........... 9,017 47,520
Surgery Partners, Inc.
(a) (b)
.............. 10,842 182,146
Talkspace, Inc.
(a)
.................... 18,480 96,096
US Physical Therapy, Inc. .............. 2,056 141,206
Viemed Healthcare, Inc.
(a)
.............. 4,857 55,370
12,850,297

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Small Cap Index V.I. Fund
12
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care REITs — 0.8%
CareTrust REIT, Inc.
(b)
................. 30,128 $ 1,215,665
Chiron Real Estate, Inc. ............... 1,635 61,345
Community Healthcare Trust, Inc. ......... 3,540 64,711
Diversified Healthcare Trust ............. 30,337 282,134
LTC Properties, Inc. .................. 6,525 250,886
National Health Investors, Inc.
(b)
.......... 6,437 490,886
National Healthcare Properties, Inc.
(a)
...... 6,206 90,918
Sabra Health Care REIT, Inc. ............ 33,953 662,423
Sila Realty Trust, Inc. ................. 7,030 213,431
Strawberry Fields REIT, Inc. ............ 839 11,536
Universal Health Realty Income Trust ...... 1,714 75,176
3,419,111
Health Care Technology — 0.3%
Certara, Inc.
(a)
...................... 15,818 103,608
Claritev Corp. , Class A
(a) (b)
.............. 1,398 47,686
Evolent Health, Inc. , Class A
(a)
........... 14,533 78,769
HealthStream, Inc. ................... 3,469 94,530
HeartFlow, Inc.
(a)
.................... 10,809 317,136
LifeMD, Inc.
(a) (b)
..................... 4,699 19,407
Phreesia, Inc.
(a) (b)
.................... 7,233 74,428
Schrodinger, Inc.
(a)
................... 7,925 128,781
Simulations Plus, Inc.
(a)
................ 1,993 36,492
Teladoc Health, Inc.
(a)
................. 24,680 209,286
TruBridge, Inc.
(a)
.................... 1,256 32,920
Waystar Holding Corp.
(a)
............... 15,210 312,261
1,455,304
Hotel & Resort REITs — 0.8%
Apple Hospitality REIT, Inc.
(b)
............ 29,889 502,434
Braemar Hotels & Resorts, Inc. .......... 8,632 18,645
Chatham Lodging Trust ................ 5,768 76,311
DiamondRock Hospitality Co. ............ 27,899 339,810
Park Hotels & Resorts, Inc.
(b)
............ 25,826 368,020
Pebblebrook Hotel Trust
(b)
.............. 13,173 255,688
RLJ Lodging Trust
(b)
.................. 17,567 208,169
Ryman Hospitality Properties, Inc. ........ 8,393 1,078,920
Service Properties Trust ............... 79,477 134,316
Summit Hotel Properties, Inc. ............ 14,263 99,984
Sunstone Hotel Investors, Inc. ........... 23,915 273,827
Xenia Hotels & Resorts, Inc. ............ 13,019 265,067
3,621,191
Hotels, Restaurants & Leisure — 2.0%
Accel Entertainment, Inc. , Class A
(a) (b)
...... 6,903 87,047
Bally's Corp.
(a) (b)
..................... 958 13,134
Biglari Holdings, Inc. , Class A
(a)
.......... 7 14,733
Biglari Holdings, Inc. , Class B
(a)
.......... 96 40,899
BJ's Restaurants, Inc.
(a)
................ 2,627 159,551
Black Rock Coffee Bar, Inc. , Class A
(a)
...... 1,779 14,748
Bloomin' Brands, Inc. ................. 11,046 100,960
Brightstar Lottery plc
(b)
................ 12,548 134,514
Brinker International, Inc.
(a)
............. 5,759 967,512
Cheesecake Factory, Inc. (The)
(b)
......... 6,227 495,296
Cracker Barrel Old Country Store, Inc.
(b)
.... 3,115 166,029
Dave & Buster's Entertainment, Inc.
(a) (b)
..... 3,464 39,490
Dine Brands Global, Inc.
(b)
.............. 1,601 57,476
El Pollo Loco Holdings, Inc.
(a)
............ 3,953 67,043
First Watch Restaurant Group, Inc.
(a)
....... 8,375 107,954
Genius Sports Ltd.
(a)
.................. 32,246 195,411
Global Business Travel Group I
(a)
......... 17,152 161,057
Hilton Grand Vacations, Inc.
(a)
........... 7,525 394,084
Inspired Entertainment, Inc.
(a) (b)
........... 3,645 30,071
Jack in the Box, Inc.
(a) (b)
................ 2,411 38,118
Krispy Kreme, Inc.
(a) (b)
................. 10,323 36,440
Kura Sushi USA, Inc. , Class A
(a)
.......... 779 44,839
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Life Time Group Holdings, Inc.
(a) (b)
......... 19,481 $ 795,604
Lindblad Expeditions Holdings, Inc.
(a)
....... 6,856 193,613
Marriott Vacations Worldwide Corp.
(b)
...... 3,691 376,039
Monarch Casino & Resort, Inc. ........... 1,649 217,025
Nathan's Famous, Inc. ................ 364 36,982
Navan, Inc. , Class A
(a)
................. 13,434 307,236
Papa John's International, Inc.
(b)
.......... 4,507 165,722
Penn Entertainment, Inc.
(a)
.............. 16,835 359,596
Portillo's, Inc. , Class A
(a) (b)
.............. 9,949 47,158
Pursuit Attractions & Hospitality, Inc.
(a)
...... 2,913 163,041
RCI Hospitality Holdings, Inc. ............ 1,076 29,396
Red Rock Resorts, Inc. , Class A .......... 6,477 421,394
Rush Street Interactive, Inc. , Class A
(a)
..... 13,408 398,754
Sabre Corp.
(a)
...................... 47,342 98,945
Serve Robotics, Inc.
(a)
................. 10,008 65,853
Shake Shack, Inc. , Class A
(a)
............ 5,339 299,091
Sharplink, Inc.
(a)
..................... 25,548 122,630
Six Flags Entertainment Corp.
(a)
.......... 13,097 278,966
Super Group SGHC Ltd. ............... 22,135 299,929
Sweetgreen, Inc. , Class A
(a) (b)
............ 14,375 126,644
Target Hospitality Corp.
(a)
.............. 5,558 113,161
United Parks & Resorts, Inc.
(a) (b)
.......... 2,728 130,235
Venu Holding Corp.
(a) (b)
................ 6,266 14,224
Wendy's Co. (The) ................... 22,073 182,985
Xponential Fitness, Inc. , Class A
(a) (b)
....... 4,868 33,686
8,644,315
Household Durables — 1.6%
Beazer Homes USA, Inc.
(a)
............. 3,118 87,460
Cavco Industries, Inc.
(a)
................ 1,033 634,654
Century Communities, Inc. ............. 3,470 248,660
Champion Homes, Inc.
(a) (b)
.............. 7,314 644,510
Cricut, Inc. , Class A
(b)
................. 8,754 38,430
Dream Finders Homes, Inc. , Class A
(a)
...... 3,881 66,986
Ethan Allen Interiors, Inc. .............. 3,493 78,034
Flexsteel Industries, Inc. ............... 522 38,879
Green Brick Partners, Inc.
(a) (b)
............ 4,083 326,803
Hamilton Beach Brands Holding Co. , Class A
(b)
1,059 24,389
Helen of Troy Ltd.
(a)
.................. 2,862 83,198
Hovnanian Enterprises, Inc. , Class A
(a) (b)
.... 610 86,870
Installed Building Products, Inc. .......... 3,151 724,226
KB Home ......................... 7,987 499,906
La-Z-Boy, Inc. ...................... 5,480 219,858
Legacy Housing Corp.
(a)
............... 962 25,272
Leggett & Platt, Inc. .................. 18,499 216,623
LGI Homes, Inc.
(a)
................... 2,844 181,106
Lifetime Brands, Inc. .................. 1,589 13,554
Lovesac Co. (The)
(a)
.................. 1,802 30,075
M/I Homes, Inc.
(a)
.................... 3,320 533,823
Meritage Homes Corp. ................ 8,808 738,551
Newell Brands, Inc. .................. 57,992 356,071
Sonos, Inc.
(a)
....................... 16,478 222,947
Taylor Morrison Home Corp. , Class A
(a)
..... 12,639 906,722
XMAX, Inc.
(a) (b)
...................... 8,266 75,138
7,102,745
Household Products — 0.3%
Central Garden & Pet Co.
(a)
............. 1,116 49,483
Central Garden & Pet Co. , Class A
(a)
....... 6,837 265,071
Energizer Holdings, Inc. ............... 8,471 181,618
Oil-Dri Corp. of America ............... 1,331 136,042
Spectrum Brands Holdings, Inc. .......... 3,148 269,941
WD-40 Co. ........................ 1,836 447,323
1,349,478

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Small Cap Index V.I. Fund
Schedule of Investments
13
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Independent Power and Renewable Electricity Producers — 0.2%
Hallador Energy Co.
(a)
................. 4,846 $ 84,272
Montauk Renewables, Inc.
(a)
............ 8,056 12,567
Ormat Technologies, Inc.
(b)
............. 8,311 905,068
1,001,907
Industrial Conglomerates — 0.1%
Brookfield Business Corp. , Class A ........ 9,339 278,769
Industrial REITs — 0.4%
Industrial Logistics Properties Trust ........ 7,770 68,920
Innovative Industrial Properties, Inc.
(b)
...... 3,955 245,131
LXP Industrial Trust
(b)
................. 7,771 418,701
One Liberty Properties, Inc. ............. 2,367 57,802
Terreno Realty Corp. ................. 14,287 925,369
1,715,923
Insurance — 2.1%
Abacus Global Management, Inc.
(b)
........ 4,579 49,041
Accelerant Holdings , Class A
(a)
........... 8,274 96,971
American Coastal Insurance Corp. ........ 4,422 49,084
American Integrity Insurance Group, Inc. .... 1,484 27,944
AMERISAFE, Inc. ................... 2,913 98,547
Ategrity Specialty Holdings LLC
(a)
......... 1,100 26,444
Baldwin Insurance Group, Inc. (The) , Class A
(a)
13,263 352,531
Bowhead Specialty Holdings, Inc.
(a)
........ 2,537 75,932
Citizens, Inc. , Class A
(a) (b)
.............. 7,752 44,496
CNO Financial Group, Inc. .............. 12,653 645,050
Crawford & Co. , Class A ............... 3,407 38,397
Donegal Group, Inc. , Class A ............ 3,184 60,050
Employers Holdings, Inc. ............... 2,387 120,496
Exzeo Group, Inc.
(a)
.................. 705 11,893
F&G Annuities & Life, Inc. .............. 4,562 121,304
Genworth Financial, Inc. , Class A
(a) (b)
....... 48,329 457,676
Goosehead Insurance, Inc. , Class A
(a)
...... 3,201 155,248
Greenlight Capital Re Ltd. , Class A
(a)
....... 3,500 56,630
Hamilton Insurance Group Ltd. , Class B .... 6,790 230,453
HCI Group, Inc. ..................... 1,553 272,163
Heritage Insurance Holdings, Inc.
(a)
........ 3,446 89,872
Hippo Holdings, Inc.
(a)
................. 2,777 78,478
Horace Mann Educators Corp. ........... 5,341 275,863
Investors Title Co. ................... 177 48,441
James River Group Holdings, Inc. ......... 5,434 23,910
Kemper Corp. ...................... 6,430 173,353
Kestrel Group Ltd.
(a)
.................. 95 855
Kingstone Cos., Inc. .................. 1,446 27,517
Kingsway Corp.
(a)
.................... 2,826 29,447
Lemonade, Inc.
(a)
.................... 9,470 616,023
MBIA, Inc.
(a) (b)
...................... 5,844 38,103
Mercury General Corp. ................ 3,786 403,663
Neptune Insurance Holdings, Inc. , Class A
(a)
.. 5,207 164,021
NI Holdings, Inc.
(a)
................... 1,275 20,030
Octave Specialty Group, Inc.
(a)
........... 5,408 33,746
Oscar Health, Inc. , Class A
(a)
............ 31,933 910,729
Palomar Holdings, Inc.
(a)
............... 3,482 440,090
Pelagos Insurance Capital Ltd. ........... 6,298 153,356
Root, Inc. , Class A
(a)
.................. 1,782 99,649
Safety Insurance Group, Inc. ............ 2,065 154,586
Selective Insurance Group, Inc. .......... 8,257 801,012
SiriusPoint Ltd.
(a)
.................... 8,656 207,744
Skyward Specialty Insurance Group, Inc.
(a)
... 5,544 323,492
Slide Insurance Holdings, Inc.
(a)
.......... 8,633 167,221
Stewart Information Services Corp. ........ 3,638 240,181
Tiptree, Inc. , Class A ................. 3,216 57,631
Trupanion, Inc.
(a)
.................... 4,706 116,568
United Fire Group, Inc. ................ 3,050 159,942
Security
Shares
Shares Value
Insurance (continued)
Universal Insurance Holdings, Inc. ........ 3,569 $ 147,614
8,993,487
Interactive Media & Services — 0.5%
Angi, Inc. , Class A
(a)
.................. 4,888 29,083
Arena Group Holdings, Inc. (The)
(a)
........ 249 207
Bumble, Inc. , Class A
(a)
................ 13,998 44,794
Cargurus, Inc. , Class A
(a)
............... 9,808 334,355
Cars.com, Inc.
(a)
..................... 6,481 70,902
EverQuote, Inc. , Class A
(a)
.............. 3,582 85,216
fuboTV, Inc. , Class A
(a) (b)
............... 3,507 32,264
Grindr, Inc.
(a)
....................... 3,235 46,487
MediaAlpha, Inc. , Class A
(a)
............. 4,051 50,921
Nextdoor Holdings, Inc.
(a)
.............. 33,862 76,867
QuinStreet, Inc.
(a) (b)
................... 6,798 99,591
RUM Group, Inc. , Class A
(a) (b)
............ 15,377 97,490
Shutterstock, Inc. .................... 3,922 54,712
Taboola.com Ltd.
(a)
................... 17,582 87,910
Teads Holding Co.
(a)
.................. 762 584
TripAdvisor, Inc.
(a)
................... 15,500 212,505
Trump Media & Technology Group Corp.
(a)
... 22,057 170,721
Webtoon Entertainment, Inc.
(a)
........... 2,457 28,059
Yelp, Inc. , Class A
(a)
.................. 7,361 180,492
Ziff Davis, Inc.
(a)
..................... 4,647 243,363
ZipRecruiter, Inc. , Class A
(a)
............. 7,109 26,659
ZoomInfo Technologies, Inc. , Class A
(a)
..... 34,133 100,010
2,073,192
IT Services — 0.4%
Backblaze, Inc. , Class A
(a)
.............. 8,003 126,928
BigBear.ai Holdings, Inc.
(a) (b)
............. 66,483 243,993
Brand Engagement Network, Inc.
(a)
........ 614 10,506
Commerce.com, Inc.
(a)
................ 9,451 27,975
Crexendo, Inc.
(a)
.................... 1,771 13,229
CSP, Inc. ......................... 51 405
DXC Technology Co.
(a)
................ 24,584 217,568
Everforth, Inc.
(a)
..................... 5,843 104,414
Fastly, Inc. , Class A
(a)
................. 20,805 381,980
Globant SA
(a)
....................... 6,004 173,756
Grid Dynamics Holdings, Inc. , Class A
(a)
..... 10,331 58,680
Hackett Group, Inc. (The) .............. 3,213 34,604
Information Services Group, Inc. .......... 7,418 30,488
Rackspace Technology, Inc.
(a) (b)
.......... 11,878 77,563
SharonAI Holdings, Inc.
(a)
.............. 594 50,288
TSS, Inc.
(a)
........................ 3,431 42,201
Tucows, Inc. , Class A
(a) (b)
............... 816 10,991
Unisys Corp.
(a)
...................... 7,794 28,526
Whitefiber, Inc.
(a)
.................... 1,602 62,238
1,696,333
Leisure Products — 0.5%
Acushnet Holdings Corp.
(b)
............. 3,725 441,524
American Outdoor Brands, Inc.
(a)
......... 98 1,151
Callaway Golf Co.
(a) (b)
................. 19,077 358,457
Escalade, Inc. ...................... 834 15,662
Funko, Inc. , Class A
(a)
................. 5,807 34,145
JAKKS Pacific, Inc. .................. 1,287 29,961
Johnson Outdoors, Inc. , Class A .......... 911 41,942
Latham Group, Inc.
(a) (b)
................ 7,193 46,539
Malibu Boats, Inc. , Class A
(a) (b)
........... 2,662 73,019
MasterCraft Boat Holdings, Inc.
(a) (b)
........ 2,380 61,452
Peloton Interactive, Inc. , Class A
(a)
........ 55,184 326,137
Polaris, Inc. ........................ 7,325 501,323
Smith & Wesson Brands, Inc. ............ 5,641 84,841
Sturm Ruger & Co., Inc. ............... 1,676 63,437

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Small Cap Index V.I. Fund
14
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Leisure Products (continued)
Tron, Inc.
(a)
........................ 8,281 $ 13,332
2,092,922
Life Sciences Tools & Services — 0.5%
10X Genomics, Inc. , Class A
(a)
........... 15,819 606,501
Adaptive Biotechnologies Corp.
(a)
......... 20,155 432,325
Alamar Biosciences, Inc.
(a) (b)
............. 1,756 47,570
Alpha Teknova, Inc.
(a)
................. 1,777 10,093
Azenta, Inc.
(a)
...................... 5,784 147,608
BioLife Solutions, Inc.
(a)
................ 5,793 163,594
Codexis, Inc.
(a)
...................... 9,953 22,494
CryoPort, Inc.
(a)
..................... 6,582 103,337
Cytek Biosciences, Inc.
(a) (b)
............. 14,912 66,060
Fortrea Holdings, Inc.
(a)
................ 13,062 227,279
Ginkgo Bioworks Holdings, Inc. , Class A
(a) (b)
.. 6,496 64,375
Lifecore Biomedical, Inc.
(a)
.............. 4,015 21,079
Maravai LifeSciences Holdings, Inc. , Class A
(a)
15,794 98,555
Mesa Laboratories, Inc. ............... 679 67,594
Nautilus Biotechnology, Inc.
(a)
............ 6,729 12,583
OmniAb, Inc.
(a)
...................... 16,797 41,321
OmniAb, Inc., 12.50 Earnout Shares
(a) (d)
..... 703 —
OmniAb, Inc., 15.00 Earnout Shares
(a) (d)
..... 703 —
Pacific Biosciences of California, Inc.
(a) (b)
.... 36,058 60,577
Personalis, Inc.
(a)
.................... 9,188 123,119
Quanterix Corp.
(a)
.................... 4,455 19,246
2,335,310
Machinery — 3.4%
3D Systems Corp.
(a) (b)
................. 20,307 61,327
Aebi Schmidt Holding AG .............. 4,386 55,044
AirJoule Technologies Corp. , Class A
(a) (b)
.... 5,048 27,966
Alamo Group, Inc. ................... 1,432 235,550
Albany International Corp. , Class A ........ 3,907 291,072
Alliance Laundry Holdings, Inc.
(a) (b)
........ 5,898 156,415
Astec Industries, Inc. ................. 3,136 191,892
Atmus Filtration Technologies, Inc. ........ 11,168 569,456
Blue Bird Corp.
(a)
.................... 4,303 339,765
CECO Environmental Corp.
(a)
............ 6,975 632,912
Columbus McKinnon Corp. ............. 3,590 54,317
Commercial Vehicle Group, Inc.
(a)
......... 4,849 22,402
Douglas Dynamics, Inc. ............... 3,155 170,212
Elmet Group Co. (The)
(a)
............... 1,285 25,366
Energy Recovery, Inc.
(a)
............... 6,563 59,198
Enerpac Tool Group Corp. , Class A ........ 6,923 248,259
Enpro, Inc.
(b)
....................... 2,862 1,078,774
ESCO Technologies, Inc. .............. 3,526 1,234,241
Federal Signal Corp.
(b)
................ 8,088 1,039,227
Franklin Electric Co., Inc. .............. 5,160 553,100
FreightCar America, Inc.
(a)
.............. 1,938 18,876
Gencor Industries, Inc.
(a)
............... 1,043 15,562
Gorman-Rupp Co. (The) ............... 2,861 262,468
Graham Corp.
(a)
..................... 1,436 177,762
Greenbrier Cos., Inc. (The) ............. 4,258 208,685
Helios Technologies, Inc. ............... 4,372 390,201
Hillman Solutions Corp.
(a)
.............. 26,836 226,496
Hyster-Yale, Inc. , Class A .............. 1,729 60,619
JBT Marel Corp.
(b)
................... 6,992 1,013,840
Kadant, Inc. ....................... 1,557 489,256
Kennametal, Inc. .................... 10,147 355,652
L B Foster Co. , Class A
(a) (b)
............. 1,417 64,006
Lindsay Corp. ...................... 1,394 172,577
Luxfer Holdings plc .................. 3,831 69,111
Manitowoc Co., Inc. (The)
(a)
............. 5,141 71,408
Mayville Engineering Co., Inc.
(a) (b)
......... 2,100 78,666
Microvast Holdings, Inc.
(a) (b)
............. 25,127 29,399
Miller Industries, Inc. ................. 1,761 90,075
Security
Shares
Shares Value
Machinery (continued)
Mueller Water Products, Inc. , Class A
(b)
..... 20,633 $ 532,950
Omega Flex, Inc. .................... 375 11,771
Palladyne AI Corp.
(a) (b)
................. 5,185 31,525
Park-Ohio Holdings Corp. .............. 1,397 53,715
Perma-Pipe International Holdings, Inc.
(a)
.... 1,002 27,284
Proto Labs, Inc.
(a)
.................... 3,262 265,886
Richtech Robotics, Inc. , Class B
(a) (b)
....... 25,206 53,185
Standex International Corp. ............. 1,602 572,987
Taylor Devices, Inc.
(a)
................. 418 24,528
Tennant Co.
(b)
...................... 2,415 211,409
Terex Corp. ........................ 15,225 1,102,138
Titan International, Inc.
(a)
............... 7,852 60,539
Trinity Industries, Inc. ................. 10,589 366,168
Twin Disc, Inc. ...................... 1,552 36,006
Wabash National Corp. ................ 5,616 75,816
Worthington Enterprises, Inc. ............ 4,242 228,050
14,495,111
Marine Transportation — 0.3%
Costamare Bulkers Holdings Ltd.
(a)
........ 1,116 19,597
Costamare, Inc.
(b)
.................... 6,405 89,798
Genco Shipping & Trading Ltd.
(b)
.......... 4,460 110,519
Himalaya Shipping Ltd.
(b)
............... 4,051 54,121
Matson, Inc.
(b)
...................... 4,057 779,877
Pangaea Logistics Solutions Ltd. ......... 5,412 35,178
Safe Bulkers, Inc.
(b)
.................. 7,642 48,221
1,137,311
Media — 0.5%
Advantage Solutions, Inc. , Class A
(a)
....... 541 23,393
AMC Global Media, Inc. , Class A
(a)
........ 3,986 39,780
Boston Omaha Corp. , Class A
(a)
.......... 2,765 37,715
Cable One, Inc.
(a)
.................... 643 34,150
Clear Channel Outdoor Holdings, Inc.
(a)
..... 53,263 128,897
DoubleVerify Holdings, Inc.
(a)
............ 19,174 207,846
Emerald Holding, Inc.
(b)
................ 2,004 10,100
Entravision Communications Corp. , Class A .. 8,083 105,402
EW Scripps Co. (The) , Class A
(a)
......... 7,718 21,379
Gray Media, Inc. .................... 10,593 42,054
Ibotta, Inc. , Class A
(a)
................. 1,238 42,290
iHeartMedia, Inc. , Class A
(a)
............. 16,867 72,359
John Wiley & Sons, Inc. , Class A
(b)
........ 5,380 260,984
Lee Enterprises, Inc.
(a)
................ 1,389 12,445
Magnite, Inc.
(a)
...................... 19,539 370,850
MNTN, Inc. , Class A
(a)
................. 6,378 58,678
National CineMedia, Inc. ............... 8,976 34,109
Newsmax, Inc. , Class B
(a) (b)
............. 5,724 47,395
Nexxen International Ltd.
(a)
............. 4,663 42,107
Optimum Communications, Inc. , Class A
(a)
... 32,956 47,786
PubMatic, Inc. , Class A
(a)
............... 5,342 70,087
Scholastic Corp. .................... 2,175 100,050
Sinclair, Inc. , Class A ................. 5,925 84,431
Stagwell, Inc. , Class A
(a)
............... 14,649 108,842
TechTarget, Inc.
(a) (b)
.................. 3,307 11,905
USA TODAY Co., Inc.
(a)
................ 18,762 160,415
2,175,449
Metals & Mining — 1.9%
Alpha Metallurgical Resources, Inc.
(a)
...... 1,430 235,864
American Battery Technology Co.
(a) (b)
....... 17,929 50,739
Ampco-Pittsburgh Corp.
(a)
.............. 2,171 18,779
Caledonia Mining Corp. plc
(b)
............ 1,862 35,564
Century Aluminum Co.
(a)
............... 9,197 423,154
Commercial Metals Co. ................ 14,868 932,967
Compass Minerals International, Inc.
(a)
...... 4,336 134,980
Constellium SE , Class A
(a)
.............. 17,966 572,576

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Small Cap Index V.I. Fund
Schedule of Investments
15
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Metals & Mining (continued)
Contango Silver & Gold, Inc.
(a)
........... 3,521 $ 55,597
Critical Metals Corp.
(a) (b)
................ 9,256 94,874
Dakota Gold Corp.
(a)
.................. 15,678 66,788
Elemental Royalty Corp.
(b)
.............. 4,676 81,643
Ferroglobe plc ...................... 15,627 49,694
Friedman Industries, Inc. ............... 760 24,457
Gold Resource Corp.
(a)
................ 22,124 27,876
Hycroft Mining Holding Corp. , Class A
(a)
..... 7,366 172,364
Idaho Strategic Resources, Inc.
(a)
......... 2,191 71,755
Ivanhoe Electric, Inc.
(a)
................ 16,422 157,815
Kaiser Aluminum Corp. ................ 2,168 424,126
Lifezone Metals Ltd.
(a) (b)
................ 4,455 17,285
Materion Corp. ..................... 2,783 827,636
McEwen, Inc.
(a)
..................... 7,084 128,433
Metallus, Inc.
(a)
..................... 4,752 88,815
NioCorp Developments Ltd.
(a)
............ 19,371 93,368
Novagold Resources, Inc.
(a) (b)
............ 47,019 280,704
Perpetua Resources Corp.
(a)
............ 11,633 241,501
Ramaco Resources, Inc. , Class A
(a) (b)
...... 6,030 79,777
Ramaco Resources, Inc. , Class B
(a)
....... 1,340 11,457
Realloys, Inc.
(a) (b)
.................... 7,676 110,918
Ryerson Holding Corp. ................ 6,221 153,099
SSR Mining, Inc.
(a)
................... 29,197 825,691
SunCoke Energy, Inc. ................. 11,878 95,618
Tredegar Corp.
(a)
.................... 3,463 27,566
United States Antimony Corp.
(a) (b)
......... 18,113 131,500
US Gold Corp.
(a)
.................... 1,363 20,895
USA Rare Earth, Inc. , Class A
(a)
.......... 25,451 549,233
Vista Gold Corp.
(a)
................... 19,418 37,088
Vox Royalty Corp.
(b)
.................. 6,890 32,590
Warrior Met Coal, Inc. ................. 7,011 569,013
Worthington Steel, Inc. ................ 4,591 154,166
8,107,965
Mortgage Real Estate Investment Trusts (REITs) — 0.8%
ACRES Commercial Realty Corp.
(a)
........ 732 13,022
Adamas Trust, Inc. ................... 10,974 102,936
Angel Oak Mortgage REIT, Inc.
(b)
......... 2,942 26,713
Apollo Commercial Real Estate Finance, Inc.
(b)
18,278 195,209
Arbor Realty Trust, Inc.
(b)
............... 20,958 113,592
Ares Commercial Real Estate Corp. , Class C . 6,984 31,428
ARMOUR Residential REIT, Inc.
(b)
........ 15,733 274,541
Blackstone Mortgage Trust, Inc. , Class A
(b)
... 20,611 349,357
BrightSpire Capital, Inc. , Class A
(b)
........ 16,679 90,901
Chicago Atlantic Real Estate Finance, Inc.
(b)
.. 3,079 33,007
Chimera Investment Corp.
(b)
............. 11,585 154,544
Claros Mortgage Trust, Inc.
(a)
............ 11,378 26,738
Dynex Capital, Inc. ................... 30,086 394,428
Ellington Financial, Inc. ................ 16,498 224,538
Franklin BSP Realty Trust, Inc.
(b)
.......... 10,429 84,892
Invesco Mortgage Capital, Inc.
(b)
.......... 13,266 104,801
KKR Real Estate Finance Trust, Inc.
(b)
...... 7,483 51,184
Ladder Capital Corp. , Class A ........... 15,358 152,812
Lument Finance Trust, Inc. ............. 86 79
MFA Financial, Inc.
(b)
................. 14,036 136,009
Nexpoint Real Estate Finance, Inc.
(b)
....... 1,024 15,872
Orchid Island Capital, Inc.
(b)
............. 28,213 196,645
PennyMac Mortgage Investment Trust
(b)
.... 13,179 148,659
Ready Capital Corp.
(b)
................. 20,732 36,281
Redwood Trust, Inc. .................. 17,739 84,083
Seven Hills Realty Trust
(b)
.............. 4,724 39,823
TPG Mortgage Investment Trust, Inc. ...... 3,457 27,379
TPG RE Finance Trust, Inc. ............. 9,322 78,025
Two Harbors Investment Corp. ........... 14,364 178,257
3,365,755
Security
Shares
Shares Value
Multi-Utilities — 0.5%
Avista Corp. ....................... 11,439 $ 467,970
Black Hills Corp.
(b)
................... 10,361 770,858
Northwestern Energy Group, Inc. ......... 8,343 597,526
Unitil Corp. ........................ 2,390 125,929
1,962,283
Office REITs — 0.6%
Brandywine Realty Trust ............... 22,481 71,265
COPT Defense Properties .............. 15,924 579,474
Douglas Emmett, Inc.
(b)
................ 16,518 194,912
Easterly Government Properties, Inc. , Class A 5,260 131,132
Empire State Realty Trust, Inc. , Class A ..... 20,211 109,341
Highwoods Properties, Inc.
(b)
............ 15,062 454,270
Hudson Pacific Properties, Inc.
(a)
......... 7,533 114,426
JBG SMITH Properties
(b)
............... 7,271 106,666
NET Lease Office Properties ............ 1,898 21,125
Orion Properties, Inc. ................. 7,317 21,146
Piedmont Realty Trust, Inc. , Class A
(a)
...... 17,234 157,691
Postal Realty Trust, Inc. , Class A ......... 3,668 90,380
SL Green Realty Corp.
(b)
............... 9,821 508,433
2,560,261
Oil, Gas & Consumable Fuels — 3.3%
Aemetis, Inc.
(a) (b)
.................... 8,275 13,571
American Resources Corp. , Class A
(a)
...... 12,163 26,150
Amplify Energy Corp.
(a)
................ 4,992 19,868
Ardmore Shipping Corp. ............... 4,999 70,036
BKV Corp.
(a)
....................... 4,358 119,235
California Resources Corp. ............. 9,683 511,940
Calumet, Inc.
(a) (b)
.................... 9,335 336,247
Centrus Energy Corp. , Class A
(a) (b)
........ 2,438 409,267
Clean Energy Fuels Corp.
(a) (b)
............ 20,123 41,252
CNX Resources Corp.
(a)
............... 18,264 619,698
Comstock Resources, Inc.
(a)
............. 9,798 146,186
Comstock, Inc.
(a)
.................... 9,814 40,826
Core Natural Resources, Inc. ............ 6,703 536,374
Crescent Energy, Inc. , Class A
(b)
.......... 33,759 331,513
CVR Energy, Inc. .................... 3,952 108,838
Delek US Holdings, Inc. ............... 7,979 405,413
DHT Holdings, Inc. ................... 19,829 327,773
Diversified Energy Co.
(b)
............... 9,542 132,252
Dorian LPG Ltd. ..................... 5,077 176,578
Encore Energy Corp.
(a)
................ 22,328 29,250
Energy Fuels, Inc.
(a) (b)
................. 32,982 478,239
Epsilon Energy Ltd.
(b)
................. 1,963 10,620
Evolution Petroleum Corp.
(b)
............. 3,594 13,226
Excelerate Energy, Inc. , Class A .......... 3,312 125,823
FLEX LNG Ltd.
(b)
.................... 4,233 118,778
FutureFuel Corp. .................... 3,620 16,362
Gevo, Inc.
(a) (b)
...................... 28,676 43,014
Golar LNG Ltd.
(b)
.................... 12,980 646,923
Granite Ridge Resources, Inc. ........... 6,478 28,568
Green Plains, Inc.
(a) (b)
................. 9,413 144,772
Gulfport Energy Corp.
(a)
............... 2,140 363,158
HighPeak Energy, Inc.
(b)
............... 3,639 25,437
Infinity Natural Resources, Inc. , Class A
(a) (b)
.. 1,964 24,943
International Seaways, Inc.
(b)
............ 5,537 424,079
Kinetik Holdings, Inc. , Class A
(b)
.......... 6,942 335,576
Kolibri Global Energy, Inc.
(a)
............. 4,362 21,723
Kosmos Energy Ltd.
(a)
................. 80,130 169,074
Lightbridge Corp.
(a) (b)
.................. 4,652 40,891
Magnolia Oil & Gas Corp. , Class A
(b)
....... 24,593 629,089
Murphy Oil Corp. .................... 18,464 601,188
NACCO Industries, Inc. , Class A .......... 471 23,574
Navigator Holdings Ltd. ................ 4,892 91,138
New Era Energy & Digital, Inc.
(a)
.......... 10,777 68,757

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Small Cap Index V.I. Fund
16
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
NextDecade Corp.
(a) (b)
................. 22,749 $ 171,527
Nordic American Tankers Ltd.
(b)
.......... 27,660 153,236
Northern Oil & Gas, Inc.
(b)
.............. 14,401 261,378
OPAL Fuels, Inc. , Class A
(a) (b)
............ 3,503 7,707
Par Pacific Holdings, Inc.
(a)
............. 6,423 360,202
PBF Energy, Inc. , Class A .............. 13,059 594,446
Peabody Energy Corp. ................ 16,212 374,821
PrimeEnergy Resources Corp.
(a)
.......... 102 17,023
REX American Resources Corp.
(a)
........ 3,937 177,756
Riley Exploration Permian, Inc. ........... 2,172 71,589
Ring Energy, Inc.
(a)
................... 25,067 27,072
Sable Offshore Corp. , Class A
(a) (b)
......... 18,031 55,536
SandRidge Energy, Inc. ............... 4,152 56,882
Scorpio Tankers, Inc.
(b)
................ 6,121 423,940
SFL Corp. Ltd. , Class B ............... 16,626 169,585
SM Energy Co. ..................... 32,198 840,368
Summit Midstream Corp.
(a)
............. 1,162 33,094
Talos Energy, Inc.
(a)
.................. 17,305 223,408
Teekay Corp. Ltd. ................... 7,547 75,470
Teekay Tankers Ltd. , Class A ............ 3,315 215,044
Uranium Energy Corp.
(a) (b)
.............. 65,116 694,137
Ur-Energy, Inc.
(a)
.................... 50,735 69,000
VAALCO Energy, Inc. ................. 13,518 68,671
Vitesse Energy, Inc.
(b)
................. 4,432 69,893
W&T Offshore, Inc. ................... 11,854 37,340
World Kinect Corp.
(b)
.................. 6,573 216,515
14,312,859
Paper & Forest Products — 0.1%
Clearwater Paper Corp.
(a)
.............. 2,092 32,803
Magnera Corp.
(a)
.................... 4,201 49,362
Sylvamo Corp. ..................... 4,708 177,962
260,127
Passenger Airlines — 0.5%
(a)
Allegiant Travel Co.
(b)
................. 3,178 373,733
Frontier Group Holdings, Inc. ............ 8,141 64,395
JetBlue Airways Corp. ................. 46,001 263,586
Joby Aviation, Inc. , Class A
(b)
............ 88,723 791,409
Republic Airways Holdings, Inc. .......... 1,871 39,310
SkyWest, Inc. ...................... 5,283 524,760
2,057,193
Personal Care Products — 0.3%
BellRing Brands, Inc.
(a)
................ 15,990 206,911
Coty, Inc. , Class A
(a)
.................. 49,035 105,916
Edgewell Personal Care Co. ............ 6,395 171,770
FitLife Brands, Inc.
(a)
.................. 108 1,189
Herbalife Ltd.
(a)
..................... 13,917 183,009
Honest Co., Inc. (The)
(a)
............... 12,036 44,052
Interparfums, Inc.
(b)
.................. 2,534 283,453
Nature's Sunshine Products, Inc.
(a)
........ 1,964 42,815
Niagen Bioscience, Inc.
(a) (b)
............. 6,647 21,204
Nu Skin Enterprises, Inc. , Class A ......... 6,314 33,338
Oddity Tech Ltd. , Class A
(a)
............. 5,434 82,216
Olaplex Holdings, Inc.
(a)
............... 17,468 35,809
USANA Health Sciences, Inc.
(a)
.......... 1,424 30,402
1,242,084
Pharmaceuticals — 2.8%
Aclaris Therapeutics, Inc.
(a)
............. 16,020 84,746
Alto Neuroscience, Inc.
(a)
............... 3,530 93,157
Alumis, Inc.
(a)
...................... 10,554 296,990
Amneal Pharmaceuticals, Inc. , Class A
(a)
.... 23,075 399,428
Amphastar Pharmaceuticals, Inc.
(a)
........ 4,409 88,974
Amylyx Pharmaceuticals, Inc.
(a)
.......... 12,411 222,902
AN2 Therapeutics, Inc.
(a)
............... 3,536 17,114
Security
Shares
Shares Value
Pharmaceuticals (continued)
ANI Pharmaceuticals, Inc.
(a)
............. 2,772 $ 229,466
Aquestive Therapeutics, Inc.
(a)
........... 14,530 60,445
Arvinas, Inc.
(a)
...................... 8,312 69,073
AtaiBeckley, Inc.
(a) (b)
.................. 43,168 227,495
Atea Pharmaceuticals, Inc.
(a)
............ 8,884 41,311
Avalyn Pharma, Inc.
(a)
................. 1,764 58,071
BioAge Labs, Inc.
(a)
.................. 4,742 116,226
Collegium Pharmaceutical, Inc.
(a)
......... 4,452 161,162
Context Therapeutics, Inc.
(a)
............. 19,315 10,699
Contineum Therapeutics, Inc. , Class A
(a)
.... 3,610 59,168
CorMedix, Inc.
(a)
..................... 10,444 81,985
Crinetics Pharmaceuticals, Inc.
(a)
......... 13,247 495,703
Definium Therapeutics, Inc.
(a)
............ 17,509 823,623
Edgewise Therapeutics, Inc.
(a)
........... 9,355 380,094
Enliven Therapeutics, Inc.
(a)
............. 5,782 293,436
Esperion Therapeutics, Inc.
(a)
............ 34,232 108,173
Eton Pharmaceuticals, Inc.
(a)
............ 3,616 130,899
Evolus, Inc.
(a)
...................... 6,956 48,275
EyePoint, Inc.
(a)
..................... 10,459 149,564
Fulcrum Therapeutics, Inc.
(a)
............ 7,174 26,257
Harmony Biosciences Holdings, Inc.
(a)
...... 6,107 222,356
Harrow, Inc.
(a)
...................... 4,357 185,042
Indivior Pharmaceuticals, Inc.
(a)
.......... 15,850 650,325
Innoviva, Inc.
(a)
..................... 10,189 231,392
LB Pharmaceuticals, Inc.
(a)
............. 3,014 97,819
LENZ Therapeutics, Inc.
(a)
.............. 1,994 11,326
Lexicon Pharmaceuticals, Inc.
(a) (b)
......... 33,413 80,191
Ligand Pharmaceuticals, Inc.
(a)
........... 2,646 836,374
Liquidia Corp.
(a)
..................... 9,310 742,286
Maze Therapeutics, Inc.
(a) (b)
............. 4,763 142,128
MBX Biosciences, Inc.
(a)
............... 4,191 231,343
MediWound Ltd.
(a) (b)
.................. 981 14,421
Nektar Therapeutics
(a)
................. 4,651 324,686
Neumora Therapeutics, Inc.
(a)
............ 13,898 23,627
Nuvation Bio, Inc. , Class A
(a)
............ 33,967 192,933
Ocular Therapeutix, Inc.
(a)
.............. 27,729 272,299
Omeros Corp.
(a)
..................... 9,716 92,399
Oramed Pharmaceuticals, Inc. ........... 4,571 21,987
Pacira BioSciences, Inc.
(a)
.............. 5,443 138,089
Perrigo Co. plc
(b)
.................... 19,124 198,698
Phathom Pharmaceuticals, Inc.
(a) (b)
........ 6,745 73,183
Phibro Animal Health Corp. , Class A
(b)
...... 2,886 90,620
Prestige Consumer Healthcare, Inc.
(a)
...... 6,053 286,125
Rapport Therapeutics, Inc.
(a) (b)
........... 4,135 172,305
Relmada Therapeutics, Inc.
(a)
............ 12,776 88,410
Septerna, Inc.
(a)
..................... 2,986 100,001
SIGA Technologies, Inc. ............... 5,290 19,256
SpyGlass Pharma, Inc.
(a)
............... 1,454 32,366
Supernus Pharmaceuticals, Inc.
(a)
......... 7,227 336,128
Tarsus Pharmaceuticals, Inc.
(a)
........... 5,639 354,919
Theravance Biopharma, Inc.
(a)
........... 5,490 93,330
Third Harmonic Bio, Inc.
(a) (d)
............. 4,153 —
Trevi Therapeutics, Inc.
(a)
.............. 14,468 269,828
VeraDermics, Inc.
(a)
.................. 2,798 343,986
WaVe Life Sciences Ltd.
(a)
.............. 19,084 110,878
Xeris Biopharma Holdings, Inc.
(a)
......... 23,052 182,572
Zevra Therapeutics, Inc.
(a)
.............. 7,871 112,870
12,150,934
Professional Services — 1.1%
Asure Software, Inc.
(a)
................. 3,370 26,758
Barrett Business Services, Inc. ........... 3,317 117,820
BlackSky Technology, Inc. , Class A
(a) (b)
...... 4,549 127,008
CBIZ, Inc.
(a)
........................ 6,665 213,813
Clarivate plc
(a)
...................... 47,633 102,887
Concentrix Corp. .................... 5,841 130,868

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Small Cap Index V.I. Fund
Schedule of Investments
17
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Professional Services (continued)
Conduent, Inc.
(a)
.................... 19,839 $ 28,965
CRA International, Inc. ................ 874 124,370
Exponent, Inc. ...................... 6,329 371,892
Falcon's Beyond Global, Inc. , Class A
(a) (b)
.... 3,285 58,867
First Advantage Corp.
(a) (b)
.............. 10,827 195,427
Franklin Covey Co.
(a)
................. 1,424 34,931
HireQuest, Inc.
(b)
.................... 623 7,825
Huron Consulting Group, Inc.
(a) (b)
......... 2,235 201,508
IBEX Holdings Ltd.
(a)
.................. 1,311 39,815
ICF International, Inc. ................. 2,500 182,150
Innodata, Inc.
(a)
..................... 4,312 325,901
Insperity, Inc.
(b)
..................... 5,008 206,880
Kelly Services, Inc. , Class A ............. 4,094 50,274
Kforce, Inc. ........................ 2,315 108,620
Korn Ferry ........................ 7,022 467,525
Legalzoom.com, Inc.
(a)
................ 13,501 82,761
ManpowerGroup, Inc. ................. 6,389 215,757
Maximus, Inc. ...................... 7,230 388,685
Mistras Group, Inc.
(a)
................. 2,308 40,321
Public Policy Holding Co., Inc. ........... 806 5,972
RCM Technologies, Inc.
(a)
.............. 588 16,599
Resolute Holdings Management, Inc.
(a) (b)
.... 522 75,445
Skillsoft Corp. , Class A
(a)
............... 20 104
Spire Global, Inc. , Class A
(a)
............. 3,753 69,806
TIC Solutions, Inc.
(a)
.................. 24,438 197,703
TriNet Group, Inc. ................... 3,622 179,253
TrueBlue, Inc.
(a)
..................... 3,719 25,921
Upwork, Inc.
(a)
...................... 15,022 125,584
Verra Mobility Corp. , Class A
(a)
........... 19,305 82,046
Willdan Group, Inc.
(a)
................. 1,981 156,697
4,786,758
Real Estate Management & Development — 0.8%
AGNT, Inc. ........................ 13,857 74,966
American Realty Investors, Inc.
(a) (b)
........ 667 14,854
Compass, Inc. , Class A
(a)
............... 95,140 1,173,076
Comstock Holding Cos., Inc. , Class A
(a)
..... 836 13,368
Cushman & Wakefield Ltd.
(a) (b)
........... 29,906 400,441
Douglas Elliman, Inc.
(a)
................ 9,325 16,505
Forestar Group, Inc.
(a)
................. 2,495 78,967
FRP Holdings, Inc.
(a)
.................. 1,722 43,033
Marcus & Millichap, Inc.
(b)
.............. 2,718 84,720
Maui Land & Pineapple Co., Inc.
(a)
........ 771 13,708
Newmark Group, Inc. , Class A ........... 20,698 312,747
Opendoor Technologies, Inc. , Class A
(a)
..... 123,967 572,727
RE/MAX Holdings, Inc. , Class A
(a)
......... 2,229 21,978
Real Brokerage, Inc. (The)
(a)
............ 24,251 44,137
RMR Group, Inc. (The) , Class A .......... 2,540 52,146
Seaport Entertainment Group, Inc.
(a) (b)
...... 896 23,834
St. Joe Co. (The) .................... 5,266 329,810
Tejon Ranch Co.
(a)
................... 2,811 52,566
Transcontinental Realty Investors, Inc.
(a) (b)
... 183 8,416
3,331,999
Residential REITs — 0.2%
BRT Apartments Corp. ................ 1,549 23,808
Centerspace ....................... 2,336 131,260
Independence Realty Trust, Inc.
(b)
......... 31,350 523,232
NexPoint Residential Trust, Inc. .......... 3,246 90,628
UMH Properties, Inc. ................. 11,289 170,915
939,843
Retail REITs — 1.3%
Acadia Realty Trust
(b)
................. 17,761 371,383
Alexander's, Inc. .................... 312 85,975
CBL & Associates Properties, Inc. ......... 2,633 139,786
Security
Shares
Shares Value
Retail REITs (continued)
Curbline Properties Corp.
(b)
............. 12,851 $ 390,670
FrontView REIT, Inc.
(b)
................ 2,575 52,092
Getty Realty Corp. ................... 7,566 252,402
InvenTrust Properties Corp.
(b)
............ 9,639 341,221
Kite Realty Group Trust ................ 27,934 792,767
Macerich Co. (The)
(b)
................. 36,516 919,838
NETSTREIT Corp.
(b)
.................. 12,430 262,646
Phillips Edison & Co., Inc. .............. 17,275 718,985
Saul Centers, Inc. ................... 1,812 67,751
SITE Centers Corp. .................. 6,998 27,782
Tanger, Inc. ........................ 13,811 545,120
Urban Edge Properties
(b)
............... 17,111 391,500
Whitestone REIT .................... 6,389 121,135
5,481,053
Semiconductors & Semiconductor Equipment — 3.6%
ACM Research, Inc. , Class A
(a)
........... 7,144 906,502
Aehr Test Systems
(a)
.................. 4,013 385,489
Aeluma, Inc.
(a)
...................... 1,664 36,741
Alpha & Omega Semiconductor Ltd.
(a)
...... 3,273 154,911
Ambarella, Inc.
(a)
.................... 5,566 477,563
Ambiq Micro, Inc.
(a)
................... 2,517 222,251
Amtech Systems, Inc.
(a)
................ 1,612 37,205
Atomera, Inc.
(a)
..................... 5,389 46,938
Axcelis Technologies, Inc.
(a) (b)
............ 4,156 787,354
AXT, Inc.
(a) (b)
....................... 8,231 593,290
Blaize Holdings, Inc.
(a)
................. 8,560 11,813
Canadian Solar, Inc.
(a)
................. 6,686 107,110
CEVA, Inc.
(a)
....................... 3,766 177,605
Cohu, Inc.
(a)
....................... 6,160 455,286
Diodes, Inc.
(a) (b)
..................... 6,101 667,693
Everspin Technologies, Inc.
(a)
............ 2,777 67,148
GSI Technology, Inc.
(a)
................ 4,719 36,478
Ichor Holdings Ltd.
(a)
.................. 4,614 518,060
Impinj, Inc.
(a)
....................... 3,839 549,860
indie Semiconductor, Inc. , Class A
(a) (b)
...... 29,038 130,381
inTEST Corp.
(a)
..................... 1,574 28,600
Kopin Corp.
(a)
...................... 23,244 104,133
Kulicke & Soffa Industries, Inc. ........... 6,910 924,282
MaxLinear, Inc. , Class A
(a)
.............. 11,458 1,466,968
Navitas Semiconductor Corp. , Class A
(a)
.... 24,011 430,277
NVE Corp.
(b)
....................... 669 69,944
PDF Solutions, Inc.
(a)
................. 4,475 316,785
Penguin Solutions, Inc.
(a) (b)
.............. 6,644 505,010
Photronics, Inc.
(a)
.................... 7,880 256,336
Power Integrations, Inc.
(b)
.............. 7,416 621,164
QuickLogic Corp.
(a)
................... 2,281 45,552
Rigetti Computing, Inc.
(a) (b)
.............. 44,131 852,611
Silicon Laboratories, Inc.
(a)
.............. 4,392 959,915
SkyWater Technology, Inc.
(a)
............ 5,060 176,189
Synaptics, Inc.
(a)
.................... 5,131 637,424
T1 Energy, Inc.
(a)
.................... 23,112 219,102
Toyo Co. Ltd.
(a)
..................... 1,114 7,742
Ultra Clean Holdings, Inc.
(a)
............. 5,960 849,836
Veeco Instruments, Inc.
(a)
.............. 7,972 604,278
Wolfspeed, Inc.
(a)
.................... 3,928 189,526
15,635,352
Software — 5.9%
8x8, Inc.
(a)
......................... 15,721 26,883
A10 Networks, Inc.
(b)
.................. 9,798 366,053
ACI Worldwide, Inc.
(a)
................. 13,776 692,795
Adeia, Inc.
(b)
....................... 14,673 483,182
Agilysys, Inc.
(a)
..................... 3,557 371,706
Alarm.com Holdings, Inc.
(a)
............. 6,459 301,764
Alkami Technology, Inc.
(a)
.............. 8,000 144,960

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Small Cap Index V.I. Fund
18
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Amplitude, Inc. , Class A
(a)
.............. 13,207 $ 101,034
Appian Corp. , Class A
(a)
............... 5,425 124,233
Arteris, Inc.
(a)
....................... 4,768 231,677
Asana, Inc. , Class A
(a) (b)
................ 13,472 94,304
AudioEye, Inc.
(a)
..................... 68 395
AvePoint, Inc. , Class A
(a)
............... 23,137 259,366
Bit Digital, Inc.
(a)
..................... 45,401 81,722
Bitdeer Technologies Group , Class A
(a)
..... 17,621 279,645
Blackbaud, Inc.
(a)
.................... 4,667 138,237
BlackLine, Inc.
(a)
.................... 6,787 190,511
Blend Labs, Inc. , Class A
(a)
............. 26,172 44,754
Box, Inc. , Class A
(a)
.................. 18,506 491,149
Braze, Inc. , Class A
(a)
................. 12,954 280,972
C3.ai, Inc. , Class A
(a) (b)
................ 18,785 170,756
Cerence, Inc.
(a)
..................... 6,208 70,275
Cipher Digital, Inc.
(a)
.................. 44,857 1,098,997
Cleanspark, Inc.
(a)
................... 33,250 483,787
Clear Secure, Inc. , Class A ............. 12,612 702,867
Commvault Systems, Inc.
(a) (b)
............ 5,899 836,065
Consensus Cloud Solutions, Inc.
(a)
........ 2,488 94,917
Core Scientific, Inc.
(a)
................. 41,457 1,060,885
CS Disco, Inc.
(a)
..................... 2,426 9,170
Daily Journal Corp.
(a)
................. 184 110,619
Digimarc Corp.
(a) (b)
................... 1,803 14,821
Digital Turbine, Inc.
(a)
................. 15,341 197,899
Domo, Inc. , Class B
(a)
................. 4,198 13,140
Duos Technologies Group, Inc.
(a) (b)
........ 3,598 43,176
D-Wave Quantum, Inc.
(a) (b)
.............. 48,654 1,167,209
eGain Corp.
(a)
...................... 1,875 11,812
EverCommerce, Inc.
(a) (b)
............... 1,604 16,136
Five9, Inc.
(a)
....................... 10,414 222,026
Freshworks, Inc. , Class A
(a)
............. 29,401 297,538
Hut 8 Corp.
(a) (b)
..................... 13,662 1,577,210
I3 Verticals, Inc. , Class A
(a)
.............. 2,982 63,696
Intapp, Inc.
(a)
....................... 7,638 192,554
Intellicheck, Inc.
(a)
.................... 2,990 12,259
InterDigital, Inc.
(b)
.................... 3,474 983,594
JFrog Ltd.
(a)
........................ 14,439 1,312,216
Kaltura, Inc.
(a) (b)
..................... 9,241 12,013
Keel Infrastructure Corp.
(a)
.............. 77,545 445,108
Life360, Inc.
(a) (b)
..................... 2,527 139,895
LiveRamp Holdings, Inc.
(a)
.............. 8,141 306,427
MARA Holdings, Inc.
(a) (b)
............... 50,813 705,793
Mitek Systems, Inc.
(a)
................. 6,149 123,779
N-able, Inc.
(a)
....................... 9,175 33,672
nCino, Inc.
(a)
....................... 14,588 238,514
NCR Voyix Corp.
(a)
................... 20,115 164,340
NextNav, Inc.
(a)
..................... 13,632 243,059
OneSpan, Inc. ...................... 5,476 78,581
Ooma, Inc.
(a)
....................... 3,524 67,731
PagerDuty, Inc.
(a)
.................... 10,819 104,403
PAR Technology Corp.
(a) (b)
.............. 5,896 102,708
Porch Group, Inc.
(a)
.................. 13,231 198,994
Progress Software Corp.
(a)
.............. 5,755 193,253
Q2 Holdings, Inc.
(a)
................... 8,203 394,564
Qualys, Inc.
(a)
...................... 4,797 659,540
Rapid7, Inc.
(a)
...................... 8,199 66,412
Red Violet, Inc.
(a)
.................... 1,517 96,663
ReposiTrak, Inc.
(b)
................... 1,417 12,753
Rimini Street, Inc.
(a)
.................. 6,637 28,274
Riot Platforms, Inc.
(a)
................. 47,155 1,291,104
Roadzen, Inc.
(a) (b)
.................... 8,174 11,934
ServiceTitan, Inc. , Class A
(a)
............. 8,038 568,367
Silvaco Group, Inc.
(a)
................. 1,709 23,567
Soluna Holdings, Inc.
(a)
................ 15,484 20,903
Security
Shares
Shares Value
Software (continued)
SoundHound AI, Inc. , Class A
(a) (b)
......... 51,639 $ 334,104
Sprinklr, Inc. , Class A
(a)
................ 14,392 74,263
Sprout Social, Inc. , Class A
(a)
............ 6,686 50,479
SPS Commerce, Inc.
(a)
................ 5,070 289,852
Telos Corp.
(a)
....................... 7,127 32,784
Tenable Holdings, Inc.
(a)
............... 14,939 550,950
Teradata Corp.
(a)
.................... 12,583 436,001
Thryv Holdings, Inc.
(a)
................. 4,504 17,746
Varonis Systems, Inc. , Class B
(a)
.......... 14,892 624,868
Veritone, Inc.
(a) (b)
.................... 13,016 17,832
Vertex, Inc. , Class A
(a)
................. 10,022 115,053
Via Transportation, Inc. , Class A
(a)
......... 7,161 129,901
Viant Technology, Inc. , Class A
(a)
.......... 1,929 24,421
Weave Communications, Inc.
(a)
.......... 9,704 58,127
Workiva, Inc. , Class A
(a)
................ 6,663 323,222
Xperi, Inc.
(a)
........................ 5,605 46,129
Yext, Inc.
(a)
........................ 13,122 61,280
ZenaTech, Inc.
(a) (b)
................... 8,563 12,845
Zeta Global Holdings Corp. , Class A
(a)
...... 29,850 587,448
25,588,622
Specialized REITs — 0.4%
Farmland Partners, Inc.
(b)
.............. 5,051 48,894
Four Corners Property Trust, Inc. ......... 14,353 352,366
Gladstone Land Corp.
(b)
............... 5,775 49,261
Outfront Media, Inc. .................. 21,383 700,507
Safehold, Inc. ...................... 8,025 125,992
Smartstop Self Storage REIT, Inc.
(b)
....... 7,458 242,385
1,519,405
Specialty Retail — 2.0%
Abercrombie & Fitch Co. , Class A
(a)
........ 5,891 530,249
Academy Sports & Outdoors, Inc.
(b)
........ 8,564 403,621
Advance Auto Parts, Inc.
(b)
.............. 8,090 503,360
American Eagle Outfitters, Inc.
(b)
.......... 20,824 358,173
Arhaus, Inc. , Class A ................. 6,435 54,183
Arko Corp. ........................ 9,829 78,927
ARKO Petroleum Corp.
(b)
.............. 1,631 30,744
Asbury Automotive Group, Inc.
(a)
.......... 2,571 516,977
Barnes & Noble Education, Inc.
(a)
......... 1,868 23,462
Bed Bath & Beyond, Inc.
(a) (b)
............. 10,569 61,194
Bob's Discount Furniture, Inc.
(a)
.......... 2,526 39,961
Boot Barn Holdings, Inc.
(a)
.............. 4,084 670,879
Buckle, Inc. (The) ................... 4,424 186,693
Build-A-Bear Workshop, Inc.
(b)
........... 1,508 46,160
Caleres, Inc. ....................... 4,365 53,995
Camping World Holdings, Inc. , Class A ..... 7,684 58,629
Citi Trends, Inc.
(a)
.................... 649 37,538
Designer Brands, Inc. , Class A
(b)
.......... 3,776 22,014
Envela Corp.
(a)
...................... 1,013 29,255
EVgo, Inc. , Class A
(a) (b)
................ 16,348 31,225
Genesco, Inc.
(a)
..................... 1,236 41,740
Group 1 Automotive, Inc.
(b)
.............. 1,542 448,984
Haverty Furniture Cos., Inc.
(b)
............ 1,754 44,780
J Jill, Inc.
(b)
........................ 820 13,013
Lands' End, Inc.
(a)
................... 971 10,176
MarineMax, Inc.
(a)
.................... 2,730 99,973
Monro, Inc.
(b)
....................... 3,173 54,290
National Vision Holdings, Inc.
(a)
.......... 10,726 203,901
OneWater Marine, Inc. , Class A
(a)
......... 1,610 18,145
Outdoor Holding Co.
(a)
................ 15,781 35,981
Petco Health & Wellness Co., Inc. , Class A
(a) (b)
10,577 28,769
RealReal, Inc. (The)
(a)
................. 15,258 179,892
Revolve Group, Inc. , Class A
(a)
........... 5,736 131,297
RH
(a)
............................ 2,043 336,543
RideNow Group, Inc. , Class B
(a)
.......... 2,038 13,573

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Small Cap Index V.I. Fund
Schedule of Investments
19
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Specialty Retail (continued)
Sally Beauty Holdings, Inc.
(a)
............ 13,383 $ 189,236
Shoe Station Group, Inc. ............... 2,259 33,501
Signet Jewelers Ltd. .................. 5,234 451,171
Sonic Automotive, Inc. , Class A
(b)
......... 1,678 142,278
Stitch Fix, Inc. , Class A
(a)
............... 16,194 66,557
ThredUp, Inc. , Class A
(a)
............... 14,372 98,448
Torrid Holdings, Inc.
(a)
................. 3,244 6,066
Upbound Group, Inc. ................. 7,724 163,903
Urban Outfitters, Inc.
(a)
................ 7,674 543,780
Victoria's Secret & Co.
(a) (b)
.............. 9,347 780,288
Warby Parker, Inc. , Class A
(a)
............ 13,506 409,772
Winmark Corp.
(b)
.................... 397 167,963
Zumiez, Inc.
(a)
...................... 1,763 31,381
8,482,640
Technology Hardware, Storage & Peripherals — 0.3%
Corsair Gaming, Inc.
(a)
................ 5,997 57,991
CPI Card Group, Inc.
(a)
................ 806 16,749
Diebold Nixdorf, Inc.
(a)
................. 3,151 267,898
Eastman Kodak Co.
(a)
................. 9,030 83,527
GPGI, Inc. , Class A .................. 24,513 388,531
Immersion Corp. .................... 4,029 27,276
Infleqtion, Inc.
(a) (b)
.................... 15,891 211,668
One Stop Systems, Inc.
(a) (b)
............. 3,212 58,394
Quantum Computing, Inc.
(a) (b)
............ 27,908 270,708
Turtle Beach Corp.
(a)
.................. 1,960 24,402
Xerox Holdings Corp.
(b)
................ 18,791 58,816
1,465,960
Textiles, Apparel & Luxury Goods — 0.6%
Capri Holdings Ltd.
(a)
................. 16,136 299,645
Carter's, Inc. ....................... 4,914 202,260
Ermenegildo Zegna NV ................ 6,251 81,388
Figs, Inc. , Class A
(a)
.................. 12,832 131,271
Fossil Group, Inc.
(a)
.................. 7,350 30,429
G-III Apparel Group Ltd. ............... 4,998 168,483
Kontoor Brands, Inc.
(b)
................ 7,286 607,215
Movado Group, Inc. .................. 1,997 78,502
Oxford Industries, Inc.
(b)
............... 1,932 67,369
Playboy, Inc.
(a)
...................... 8,392 10,238
Rocky Brands, Inc. ................... 915 37,735
Steven Madden Ltd.
(b)
................. 9,506 400,203
Superior Group of Cos., Inc. ............ 1,651 21,661
Under Armour, Inc. , Class A
(a) (b)
.......... 27,346 174,741
Under Armour, Inc. , Class C
(a)
........... 23,694 147,377
Wolverine World Wide, Inc.
(b)
............ 11,237 185,748
2,644,265
Tobacco — 0.1%
Ispire Technology, Inc.
(a)
............... 166 186
Turning Point Brands, Inc. .............. 2,564 217,453
Universal Corp.
(b)
.................... 3,531 184,212
401,851
Trading Companies & Distributors — 1.2%
Alta Equipment Group, Inc. , Class A
(a)
...... 2,753 17,812
BlueLinx Holdings, Inc.
(a)
............... 1,002 62,004
Boise Cascade Co. .................. 4,805 373,012
Custom Truck One Source, Inc.
(a)
......... 8,343 98,531
Distribution Solutions Group, Inc.
(a)
........ 1,288 35,227
DNOW, Inc.
(a)
...................... 25,284 327,933
DXP Enterprises, Inc.
(a)
................ 1,760 296,982
EVI Industries, Inc. ................... 550 8,129
GATX Corp.
(b)
...................... 4,746 840,944
Global Industrial Co. .................. 1,820 60,897
Herc Holdings, Inc. ................... 4,417 633,133
Hudson Technologies, Inc.
(a)
............ 5,098 29,262
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
Karat Packaging, Inc. ................. 1,305 $ 43,665
McGrath RentCorp ................... 3,245 392,742
NPK International, Inc.
(a)
............... 11,183 177,922
Rush Enterprises, Inc. , Class A
(b)
......... 8,165 595,923
Rush Enterprises, Inc. , Class B
(b)
......... 1,284 98,226
Titan Machinery, Inc.
(a) (b)
............... 3,049 64,395
Transcat, Inc.
(a)
..................... 1,258 116,705
Willis Lease Finance Corp. ............. 513 117,374
Xometry, Inc. , Class A
(a)
............... 6,104 589,158
4,979,976
Transportation Infrastructure — 0.0%
Sky Harbour Group Corp. , Class A
(a)
....... 2,574 25,328
Water Utilities — 0.3%
American States Water Co. ............. 5,322 439,757
Cadiz, Inc.
(a) (b)
...................... 7,934 33,164
California Water Service Group .......... 8,170 397,471
Consolidated Water Co. Ltd.
(b)
........... 1,804 53,218
Global Water Resources, Inc. ............ 1,630 11,801
H2O America
(b)
..................... 4,760 289,265
Middlesex Water Co. ................. 2,459 138,098
Pure Cycle Corp.
(a)
................... 2,785 29,827
York Water Co. (The) ................. 2,100 64,365
1,456,966
Wireless Telecommunication Services — 0.1%
Gogo, Inc.
(a)
....................... 9,978 30,932
KORE Group Holdings, Inc.
(a)
............ 1,367 12,617
Spok Holdings, Inc. .................. 2,587 26,491
Telephone & Data Systems, Inc.
(b)
......... 13,239 489,975
560,015
Total Common Stocks — 99 .2%
(Cost: $ 310,076,322 ) .............................. 426,875,246
Rights
Biotechnology — 0.0%
(a)
Akero Therapeutics, Inc., CVR
(d)
......... 8,845 5,749
Contra Aduro Biotech I, CVR
(d)
.......... 1,703 869
Contra Chinook Therape, CVR
(d)
......... 7,079 1,204
Icosavax, Inc., CVR .................. 3,727 1,155
Oncternal Therapeutics, Inc., CVR
(d)
....... 105 —
Sanofi Aatd, Inc., CVR
(d)
............... 4,257 7,109
16,086
Total Rights — 0.0%
(Cost: $ 12,997 ) ................................. 16,086
Total Long-Term Investments — 99.2%
(Cost: $ 310,089,319 ) .............................. 426,891,332

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Small Cap Index V.I. Fund
20
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 18.1%
(e)(f)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(g)
.................. 73,574,574 $ 73,596,647
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 3.54% .................... 4,138,938 4,138,938
Total Short-Term Securities — 18 .1%
(Cost: $ 77,736,401 ) ............................... 77,735,585
Total Investments — 117 .3%
(Cost: $ 387,825,720 ) .............................. 504,626,917
Liabilities in Excess of Other Assets — (17.3) % ............ (74,382,901)
Net Assets — 100.0% ...............................
$ 430,244,016
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
Shares
Held at
06/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 36,618,201 $ 36,986,695
(a)
$ — $ (7,433) $ (816) $ 73,596,647 73,574,574 $ 111,811
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 1,655,290 2,483,648
(a)
— — — 4,138,938 4,138,938 38,343 —
$ (7,433) $ (816) $ 77,735,585 $ 150,154 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Small Cap Index V.I. Fund
Schedule of Investments
21
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 24 09/18/26 $ 3,655 $ 56,143
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 56,143 $ — $ — $ — $ 56,143
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended June 30, 2026, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 352,574 $ — $ — $ — $ 352,574
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ 94,592 $ — $ — $ — $ 94,592
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 2,769,435
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 7,841,359 $ — $ — $ 7,841,359
Air Freight & Logistics .................................... 425,267 — — 425,267
Automobile Components .................................. 5,111,467 — — 5,111,467
Automobiles .......................................... 383,866 — — 383,866
Banks ............................................... 44,287,549 — — 44,287,549

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Small Cap Index V.I. Fund
22
Level 1 Level 2 Level 3 Total
Beverages ........................................... $ 747,054 $ — $ — $ 747,054
Biotechnology ......................................... 45,401,741 — — 45,401,741
Broadline Retail ........................................ 515,888 — — 515,888
Building Products ....................................... 4,987,398 — — 4,987,398
Capital Markets ........................................ 8,007,645 — — 8,007,645
Chemicals ............................................ 7,891,496 — — 7,891,496
Commercial Services & Supplies ............................. 6,417,227 — — 6,417,227
Communications Equipment ................................ 4,717,273 — — 4,717,273
Construction & Engineering ................................ 8,534,628 — — 8,534,628
Construction Materials .................................... 873,760 — — 873,760
Consumer Finance ...................................... 5,047,660 — — 5,047,660
Consumer Staples Distribution & Retail ........................ 2,422,272 — — 2,422,272
Containers & Packaging .................................. 983,498 — — 983,498
Distributors ........................................... 250,880 — — 250,880
Diversified Consumer Services .............................. 4,842,239 — — 4,842,239
Diversified REITs ....................................... 2,145,158 — — 2,145,158
Diversified Telecommunication Services ........................ 2,267,431 — — 2,267,431
Electric Utilities ........................................ 2,801,370 — — 2,801,370
Electrical Equipment ..................................... 5,815,014 — — 5,815,014
Electronic Equipment, Instruments & Components ................. 12,105,100 — — 12,105,100
Energy Equipment & Services .............................. 10,177,091 — — 10,177,091
Entertainment ......................................... 3,255,369 — — 3,255,369
Financial Services ...................................... 9,013,197 — — 9,013,197
Food Products ......................................... 2,250,976 — — 2,250,976
Gas Utilities ........................................... 4,241,079 — — 4,241,079
Ground Transportation ................................... 1,834,034 — — 1,834,034
Health Care Equipment & Supplies ........................... 11,521,611 — — 11,521,611
Health Care Providers & Services ............................ 12,850,297 — — 12,850,297
Health Care REITs ...................................... 3,419,111 — — 3,419,111
Health Care Technology .................................. 1,455,304 — — 1,455,304
Hotel & Resort REITs .................................... 3,621,191 — — 3,621,191
Hotels, Restaurants & Leisure .............................. 8,644,315 — — 8,644,315
Household Durables ..................................... 7,102,745 — — 7,102,745
Household Products ..................................... 1,349,478 — — 1,349,478
Independent Power and Renewable Electricity Producers ............ 1,001,907 — — 1,001,907
Industrial Conglomerates .................................. 278,769 — — 278,769
Industrial REITs ........................................ 1,715,923 — — 1,715,923
Insurance ............................................ 8,993,487 — — 8,993,487
Interactive Media & Services ............................... 2,073,192 — — 2,073,192
IT Services ........................................... 1,696,333 — — 1,696,333
Leisure Products ....................................... 2,092,922 — — 2,092,922
Life Sciences Tools & Services .............................. 2,335,310 — — 2,335,310
Machinery ............................................ 14,495,111 — — 14,495,111
Marine Transportation .................................... 1,137,311 — — 1,137,311
Media ............................................... 2,175,449 — — 2,175,449
Metals & Mining ........................................ 8,107,965 — — 8,107,965
Mortgage Real Estate Investment Trusts (REITs) .................. 3,365,755 — — 3,365,755
Multi-Utilities .......................................... 1,962,283 — — 1,962,283
Office REITs .......................................... 2,560,261 — — 2,560,261
Oil, Gas & Consumable Fuels ............................... 14,312,859 — — 14,312,859
Paper & Forest Products .................................. 260,127 — — 260,127
Passenger Airlines ...................................... 2,057,193 — — 2,057,193
Personal Care Products .................................. 1,242,084 — — 1,242,084
Pharmaceuticals ....................................... 12,150,934 — — 12,150,934
Professional Services .................................... 4,786,758 — — 4,786,758
Real Estate Management & Development ....................... 3,331,999 — — 3,331,999
Residential REITs ....................................... 939,843 — — 939,843
Retail REITs .......................................... 5,481,053 — — 5,481,053
Semiconductors & Semiconductor Equipment .................... 15,635,352 — — 15,635,352
Software ............................................. 25,588,622 — — 25,588,622
Specialized REITs ...................................... 1,519,405 — — 1,519,405
Specialty Retail ........................................ 8,482,640 — — 8,482,640
Technology Hardware, Storage & Peripherals .................... 1,465,960 — — 1,465,960
Textiles, Apparel & Luxury Goods ............................ 2,644,265 — — 2,644,265
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Small Cap Index V.I. Fund
Schedule of Investments
23
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Tobacco ............................................. $ 401,851 $ — $ — $ 401,851
Trading Companies & Distributors ............................ 4,979,976 — — 4,979,976
Transportation Infrastructure ............................... 25,328 — — 25,328
Water Utilities ......................................... 1,456,966 — — 1,456,966
Wireless Telecommunication Services ......................... 560,015 — — 560,015
Rights ................................................ — 1,155 14,931 16,086
Short-Term Securities
Money Market Funds ...................................... 77,735,585 — — 77,735,585
$ 504,610,831 $ 1,155 $ 14,931 $ 504,626,917
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 56,143 $ — $ — $ 56,143
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Statement of Assets and Liabilities
(unaudited)
June 30, 2026
2026
BlackRock Semi-Annual Financial Statements and Additional Information
24
BlackRock
Small Cap
Index V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 426,891,332
Investments, at value — affiliated
(c)
.......................................................................................... 77,735,585
Cash ............................................................................................................. 20,024
Cash pledged: –
Futures contracts .................................................................................................... 268,000
Foreign currency, at value
(d)
............................................................................................... 4,969
Receivables: –
Investments sold .................................................................................................... 242,351
Securities lending income — affiliated ...................................................................................... 21,230
Capital shares sold ................................................................................................... 425,266
Dividends — unaffiliated ............................................................................................... 301,651
Dividends — affiliated ................................................................................................. 8,813
Variation margin on futures contracts ....................................................................................... 16,939
Prepaid e xpenses ..................................................................................................... 2,813
Total a ssets .........................................................................................................
505,938,973
LIABILITIES
Collateral on securities loaned ............................................................................................. 73,608,593
Payables: –
Investments purchased ................................................................................................ 1,567,276
Capital shares redeemed ............................................................................................... 169,314
Distribution fees ..................................................................................................... 1,524
Interest expense .................................................................................................... 269
Investment advisory fees .............................................................................................. 27,348
Printing and postage fees .............................................................................................. 175,260
Professional fees .................................................................................................... 47,749
Other accrued expenses ............................................................................................... 97,624
Total li abilities ........................................................................................................
75,694,957
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 430,244,016
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 255,181,927
Accumulated earnings .................................................................................................. 175,062,089
NET ASSETS ........................................................................................................
$ 430,244,016
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 310,089,319
(b)
  Securities loaned, at value ...................................................................................... $ 71,874,689
(c)
  Investments, at cost — affiliated ................................................................................... $ 77,736,401
(d)
  Foreign currency, at cost ....................................................................................... $ 4,969
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2026
25
Statement of Assets and Liabilities
See notes to financial statements.
BlackRock Small
Cap Index V.I.
Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 422,232,044
Shares outstanding ...................................................................................................
27,041,670
Net asset value .....................................................................................................
$ 15.61
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10
Class III
Net assets .........................................................................................................
$ 8,011,972
Shares outstanding ...................................................................................................
516,216
Net asset value .....................................................................................................
$ 15.52
Shares authorized ...................................................................................................
10 million
Par value ......................................................................................................... $ 0.10

Statement of Operations
(unaudited)
Six Months Ended June 30, 2026
2026
BlackRock Semi-Annual Financial Statements and Additional Information
26
See notes to financial statements.
BlackRock
Small Cap
Index V.I. Fund
INVESTMENT INCOME
Non-cash dividends — unaffiliated ........................................................................................ $ 118,447
Dividends — unaffiliated ............................................................................................... 1,915,108
Dividends — affiliated ................................................................................................. 38,343
Interest — unaffiliated ................................................................................................. 3,205
Securities lending income — affiliated — net ................................................................................. 111,811
Foreign taxes withheld ................................................................................................ (3,849)
Total investment income .................................................................................................
2,183,065
EXPENSES
Investment advisory .................................................................................................. 154,230
Transfer agent — class specific .......................................................................................... 98,385
Printing and postage ................................................................................................. 54,737
Professional ....................................................................................................... 44,987
Accounting services .................................................................................................. 24,336
Distribution — class specific ............................................................................................ 8,875
Custodian ......................................................................................................... 6,109
Directors and Officer ................................................................................................. 5,331
Transfer agent ...................................................................................................... 2,505
Miscellaneous ...................................................................................................... 9,320
Total expenses excluding interest expense .....................................................................................
408,815
Interest expense .................................................................................................... 726
Total expenses .......................................................................................................
409,541
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (804)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (2,304)
Total expenses after fees waived and/or reimbursed ..............................................................................
406,433
Net investment income ..................................................................................................
1,776,632
REALIZED AND UNREALIZED GAIN (LOSS) $ 78,091,144
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... 54,083,542
Investments — affiliated ............................................................................................. (7,433)
Foreign currency transactions ......................................................................................... (270)
Futures contracts .................................................................................................. 352,574
A
54,428,413
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 23,569,023
Investments — affiliated ............................................................................................. (816)
Foreign currency translations .......................................................................................... (68)
Futures contracts .................................................................................................. 94,592
A
23,662,731
Net realized and unrealized gain ...........................................................................................
78,091,144
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 79,867,776

Statements of Changes in Net Assets
27
Statements of Changes in Net Assets
BlackRock Small Cap Index V.I. Fund
Six Months Ended
06/30/26 (unaudited)
Year Ended
12/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 1,776,632  $ 4,077,246
Net realized gain .................................................................................. 54,428,413  13,812,684
Net change in unrealized appreciation (depreciation) .......................................................... 23,662,731  23,164,608
Net increase in net assets resulting from operations ............................................................. 79,867,776  41,054,538
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Class I ........................................................................................ —  (13,946,420)
Class III ....................................................................................... —  (242,513)
Decrease in net assets resulting from distributions to shareholders ................................................... —  (14,188,933)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ................................................... (9,426,102) (2,036,494)
NET ASSETS
Total increase in net assets ............................................................................. 70,441,674  24,829,111
Beginning of period .................................................................................. 359,802,342  334,973,231
End of period ......................................................................................
$ 430,244,016  $ 359,802,342
(a)
  Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
28
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:
(g)
Annualized.
BlackRock Small Cap Index V.I. Fund
Class I
Six Months
Ended
06/30/26
(unaudited)
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of period ............
$ 12.75  $ 11.78  $ 11.33  $ 10.08  $ 13.10  $ 13.02
Net investment income
(a)
....................
0 .06  0 .15  0 .15  0 .15  0 .14  0 .14
Net realized and unrealized gain (loss) ...........
2 .80  1 .34  1 .17  1 .52  ( 2 .83 ) 1 .68
Net increase (decrease) from investment operations ... 2.86  1.49  1.32  1.67  (2.69) 1.82
Distributions
(b)
– – – – – –
From net investment income ................. —  ( 0 .12 ) ( 0 .22 ) ( 0 .14 ) ( 0 .13 ) ( 0 .16 )
From net realized gain ...................... —  ( 0 .40 ) ( 0 .65 ) ( 0 .28 ) ( 0 .20 ) ( 1 .58 )
Total distributions ........................... —  (0.52) (0.87) (0.42) (0.33) (1.74)
Net asset value, end of period ................. $ 15.61  $ 12.75  $ 11.78  $ 11.33  $ 10.08  $ 13.10
Total Return
(c)
Based on net asset value ..................... 22.43%
(d)
12.65% 11.31% 16.70% (20.46)% 14.57%
Ratios to Average Net Assets
(e)
Total expen ses
(f)
...........................
0.21%
(g)
0.22% 0.23% 0.23% 0.24% 0.23%
Total expenses after fees waived and/or reimbursed ...
0.21%
(g)
0.22% 0.22% 0.22% 0.21% 0.22%
Net investment income ......................
0.93%
(g)
1.23% 1.22% 1.39% 1.30% 0.96%
Supplemental Data
Net assets, end of period (000) ................. $ 422,232  $ 353,312  $ 329,628  $ 313,531  $ 274,954  $ 351,338
Portfolio turnover rate ........................ 22% 13% 14% 15% 18% 21%
Six Months
Ended
06/30/26
(unaudited)
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Expense ratios ................................................ N/A   0.21% 0.21% 0.21% N/A   0.23%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
29
Financial Highlights
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:
(i)
Annualized.
(j)
Portfolio turnover rate is representative of the portfolio for the entire year.
BlackRock Small Cap Index V.I. Fund
Class III
Six Months
Ended
06/30/26
(unaudited)
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Period from
02/09/21
(a)
to 12/31/21
Net asset value, beginning of period ...........
$ 12.69  $ 11.73  $ 11.29  $ 10.05  $ 13.07  $ 15.16
Net investment income
(b)
...................
0 .05  0 .12  0 .12  0 .12  0 .13  0 .16
Net realized and unrealized gain (loss) ..........
2 .78  1 .33  1 .17  1 .52  ( 2 .83 ) ( 0 .52 )
(c)
Net increase (decrease) from investment operations .. 2.83  1.45  1.29  1.64  (2.70) (0.36)
Distributions
(d)
– – – – – –
From net investment income ................ —  ( 0 .09 ) ( 0 .20 ) ( 0 .12 ) ( 0 .12 ) ( 0 .15 )
From net realized gain ..................... —  ( 0 .40 ) ( 0 .65 ) ( 0 .28 ) ( 0 .20 ) ( 1 .58 )
Total distributions .......................... —  (0.49) (0.85) (0.40) (0.32) (1.73)
Net asset value, end of period ................ $ 15.52  $ 12.69  $ 11.73  $ 11.29  $ 10.05  $ 13.07
Total Return
(e)
Based on net asset value .................... 22.30%
(f)
12.37% 11.07% 16.43% (20.63)% (1.85)%
(f)
Ratios to Average Net Assets
(g)
Total expen ses
(h)
..........................
0.46%
(i)
0.47% 0.48% 0.48% 0.51% 0.41%
(i)
Total expenses after fees waived and/or reimbursed ..
0.46%
(i)
0.47% 0.47% 0.47% 0.45% 0.41%
(i)
Net investment income .....................
0.68%
(i)
0.98% 1.00% 1.16% 1.21% 1.23%
(i)
Supplemental Data
Net assets, end of period (000) ................ $ 8,012  $ 6,490  $ 5,345  $ 3,322  $ 2,057  $ 635
Portfolio turnover rate ....................... 22% 13% 14% 15% 18% 21%
(j)
Six Months
Ended
06/30/26
(unaudited)
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Period from
02/09/21
to 12/31/21
Expense ratios ................................................ N/A   0.46% 0.46% 0.46% N/A   N/A
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
30
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Small
Cap Index V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2026 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian, which at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Notes to Financial Statements
(unaudited) (continued)
31
Notes to Financial Statements
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/
or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
32
as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Certain information made available by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan.
The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

Notes to Financial Statements
(unaudited) (continued)
33
Notes to Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to 0.08% of the average daily value of the Fund’s net assets.
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of  0.25 % based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the six months ended June 30, 2026, the class specific distribution fees borne directly by Class III were $8,875.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
(b)
Barclays Capital, Inc. .............................. $ 1,810,634 $ (1,810,634) $ — $ —
BNP Paribas SA ................................. 371,824 (371,824) — —
BofA Securities, Inc. ............................... 670,369 (670,369) — —
Citigroup Global Markets, Inc. ........................ 9,976,652 (9,976,652) — —
J.P. Morgan Securities LLC .......................... 26,575,169 (26,575,169) — —
Jefferies LLC .................................... 125,344 (114,570) — 10,774
Morgan Stanley .................................. 13,700,662 (13,700,662) — —
National Financial Services LLC ....................... 11,360,160 (11,360,160) — —
State Street Bank & Trust Co. ........................ 2,879,422 (2,879,422) — —
TD Securities (USA) LLC ........................... 4,366,961 (4,366,961) — —
UBS Securities LLC ............................... 37,492 (37,492) — —
$ 71,874,689 $ (71,863,915) $ — $ 10,774
(a)
  Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.
(b)
  The market value of the loaned securities is determined as of June 30, 2026. Additional collateral is delivered to the Fund subsequent to period end in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
34
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific  in the Statement of Operations. For the six months ended June 30, 2026 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the six months ended June 30, 2026, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements : The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act
(“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months  ended June 30, 2026 , the amount waived was $ 804 .
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2027. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2026, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain networking and operational/recordkeeping fees (transfer agent fees) in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2027, unless approved by the Board, including a majority of the
Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees reimbursed by the Manager — class specific in the Statement of Operations. For the six months ended June 30, 2026, class specific expense waivers and/or reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit net total annual operating expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2027, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2026, there were no fees waived and/or reimbursed by the Manager pursuant to this agreement.
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statement of Operations. For the six months ended June 30, 2026, class specific expense waivers and/or reimbursements were as follows:
Securities Lending:  The U.S. Securities and Exchange Commission has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity
Class I Class III Total
Transfer agent fees - class specific .................................................................... $ 96,629 $ 1,756 $ 98,385
Class I ................................................................................................................
0 .05%
Class III ...............................................................................................................
0 .05
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 2,010
Class I Class III
Expense Limitations .................................................................................. 0 .22% 0 .47%
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 289
Class III ...................................................................................................... 5
$ 294

Notes to Financial Statements
(unaudited) (continued)
35
Notes to Financial Statements
fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day.
There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the securities lending agreement effective as of January 1, 2026, the Fund retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specific threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the securities lending agreement effective as of January 1, 2025, identical securities lending arrangements were in place for the Fund for the calendar year ended
December 31, 2025.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2026, the Fund paid BIM $26,346 for securities lending agent services.
Directors and Officers:  Certain directors and/or officers of the  Company  are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors  and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors . For the six months  ended June 30, 2026 , the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the six months ended June 30, 2026, purchases and sales of investments,  excluding short-term securities, were $83,473,354 and $91,144,582, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
As of June 30, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Purchases ............................................................................................................... $ 7,643,014
Sales ................................................................................................................... 28,089,318
Net Realized Gain .......................................................................................................... 20,822,735
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Small Cap Index V.I. Fund .................................... $ 389,019,203 $ 153,190,288 $ (37,526,431) $ 115,663,857

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
36
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b)
the Fed Funds rate (but in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2027 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2026, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Manager uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and the Manager generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.

Notes to Financial Statements
(unaudited) (continued)
37
Notes to Financial Statements
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
As of June 30, 2026, shares owned by BlackRock Financial Management, Inc., an affiliate of the Fund, were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
06/30/26
Year Ended
12/31/25
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Small Cap Index V.I. Fund
Class I
Shares sold .............................................
480,475 $ 6,630,449 1,081,664 $ 12,729,445
Shares issued in reinvestment of distributions ........................
— — 1,088,228 13,946,050
Shares redeemed .........................................
(1,152,837) (16,110,548) (2,443,172) (29,341,542)
(672,362) $ (9,480,099) (273,280) $ (2,666,047)
Class III
Shares sold .............................................
53,694 $ 746,001 208,799 $ 2,415,456
Shares issued in reinvestment of distributions ........................
— — 18,968 241,863
Shares redeemed .........................................
(49,020) (692,004) (172,060) (2,027,766)
4,674 $ 53,997 55,707 $ 629,553
(667,688) $ (9,426,102) (217,573) $ (2,036,494)
Class I .......................................................................................................... 710
Class III ......................................................................................................... 1,319

Glossary of Terms Used in these Financial Statements
2026
BlackRock Semi-Annual Financial Statements and Additional Information
38
Portfolio Abbreviation
CVR Contingent Value Rights
REIT Real Estate Investment Trust

Additional Information
Additional Information
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Compensation to the independent directors/trustees of the Company is paid by the Company, on behalf of the Funds.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select "Access Your Account"
3. Next, select "eDelivery" in the "Related Resources" box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  537-4942 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
Funds and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock International Limited
(a)
Edinburgh, EH3 5PP
United Kingdom
BlackRock Asset Management
North Asia Limited
(b)
Hong Kong
BlackRock (Singapore) Limited
(c)
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Westborough, MA 01581
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Ropes & Gray LLP
(d)
New York, NY 10036
Willkie Farr & Gallagher LLP
(e)
New York, NY 10019
Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For BlackRock Global Allocation V.I. Fund, BlackRock High Yield V.I. Fund, BlackRock International V.I. Fund, BlackRock Managed Volatility V.I. Fund and BlackRock Total Return V.I. Fund.
(b)
For BlackRock Managed Volatility V.I. Fund.
(c)
For BlackRock Global Allocation V.I. Fund, BlackRock Managed Volatility V.I. Fund and BlackRock Total Return V.I. Fund.
(d)
For BlackRock 60/40 Target Allocation ETF V.I. Fund, BlackRock Advantage Large Cap Core V.I. Fund, BlackRock Advantage Large Cap Value V.I. Fund, BlackRock Advantage SMID Cap V.I.
Fund, BlackRock Basic Value V.I. Fund, BlackRock Capital Appreciation V.I. Fund, BlackRock Equity Dividend V.I. Fund, BlackRock Global Allocation V.I. Fund, BlackRock Government Money
Market V.I. Fund, BlackRock International V.I. Fund, BlackRock International Index V.I. Fund, BlackRock Large Cap Focus Growth V.I. Fund, BlackRock Managed Volatility V.I. Fund, BlackRock
S&P 500 Index V.I. Fund and BlackRock Small Cap Index V.I. Fund.
(e)
For BlackRock High Yield V.I. Fund and BlackRock Total Return V.I. Fund.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
The Board of Directors (the “Board”, the members of which are referred to as “Board Members”) of BlackRock Variable Series Funds, Inc. (the “Company”) met
on April 22, 2026 (the “April Meeting”) and May 19-20, 2026 (the “May Meeting”) to consider the approval to continue the investment advisory agreements (the “Advisory
Agreements”) between the Company, on behalf of BlackRock Advantage Large Cap Core V.I. Fund (“Large Cap Core V.I. Fund”), BlackRock Advantage Large Cap Value V.I.
Fund (“Large Cap Value V.I. Fund”), BlackRock Advantage SMID Cap V.I. Fund (“SMID Cap V.I. Fund”), BlackRock Basic Value V.I. Fund (“Basic Value V.I. Fund”), BlackRock
Capital Appreciation V.I. Fund (“Capital Appreciation V.I. Fund”), BlackRock Equity Dividend V.I. Fund (“Equity Dividend V.I. Fund”), BlackRock Global Allocation V.I. Fund
(“Global Allocation V.I. Fund”), BlackRock Government Money Market V.I. Fund (“Government Money Market V.I. Fund”), BlackRock International V.I. Fund (“International V.I.
Fund”), BlackRock International Index V.I. Fund (“International Index V.I. Fund”), BlackRock 60/40 Target Allocation ETF V.I. Fund (“60/40 Target Allocation ETF V.I. Fund”),
BlackRock Large Cap Focus Growth V.I. Fund (“Large Cap Focus Growth V.I. Fund”), BlackRock Managed Volatility V.I. Fund (“Managed Volatility V.I. Fund”), BlackRock
Small Cap Index V.I. Fund (“Small Cap Index V.I. Fund”) and BlackRock S&P 500 Index V.I. Fund (“S&P 500 Index V.I. Fund”) (collectively, the “Funds” and each, a “Fund”), and BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreements (the
“Sub-Advisory Agreements”) between the Manager and (1) BlackRock International Limited (“BIL”), with respect to Global Allocation V.I. Fund, International V.I. Fund and
Managed Volatility V.I. Fund, (2) BlackRock (Singapore) Limited (“BSL”) with respect to Global Allocation V.I. Fund and Managed Volatility V.I. Fund, and (3) BlackRock
Asset Management North Asia Limited (“BAMNA” and together with BIL and BSL, the “Sub-Advisors”), with respect to Managed Volatility V.I. Fund. The Manager and the
Sub-Advisors are referred to herein as “BlackRock”. The Advisory Agreements and the Sub-Advisory Agreements are referred to herein as the “Agreements”.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board Members who are not “interested persons” of the Company, as defined in the 1940 Act, are considered independent Board
Members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed
BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings during the year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the April Meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services.
Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the
Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also provided additional information to the Board in response to specific questions and requests from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-
year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any material outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for applicable services; (c) Fund operating expenses and how BlackRock allocates expenses to each Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and each Fund’s development and application of applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j)
BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’
investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent
Board Members engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by
Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees, as applicable; (f) the existence, impact and sharing of potential economies of scale, if any, with the Funds; (g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock's and each Fund's operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
and estimated profits realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s fees and expenses compared to its Expense Peers; (e)
the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Funds; and
(g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made or benefits that inure to BlackRock or its affiliates including relating to, as applicable, securities lending and cash management activities of a Fund. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of funds, relevant benchmarks, and performance metrics, as applicable. Throughout the year, the Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the
Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team (including the tenure of or changes in the portfolio management team); research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered
BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks, the role of BlackRock’s Risk
& Quantitative Analysis Group, and BlackRock’s policies and procedures for third-party vendor oversight. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the
Funds by third parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information, and periodic shareholder reports; (ii) oversight of daily accounting and net asset value; and services related to the valuation and pricing of each Fund’s portfolio holdings; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, each Fund's custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Funds, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of the Sub-Advisors with respect to Global Allocation V.I. Fund, International V.I. Fund and Managed Volatility V.I. Fund
facilitates the provision of investment advice and trading by investment personnel located outside of the United States. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit the applicable Fund and its shareholders.
B. The Investment Performance of the Funds
The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the April
Meeting. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the
April Meeting. In preparation for the April Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of each
Fund’s performance as of December 31, 2025, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers and, with respect to Large Cap Focus Growth V.I. Fund, Capital Appreciation V.I. Fund, Equity Dividend V.I. Fund, Basic
Value V.I. Fund, Large Cap Value V.I. Fund, Large Cap Core V.I. Fund, SMID Cap V.I. Fund, Global Allocation V.I. Fund, 60/40 Target Allocation ETF V.I. Fund, Managed
Volatility V.I. Fund and International V.I. Fund, the respective Morningstar open-end fund category (“Morningstar Open-End Category”) and, with respect to International Index
V.I. Fund, Small Cap Index V.I. Fund and S&P 500 Index V.I. Fund, the performance of the Fund as compared with its benchmark and, with respect to Government Money
Market V.I. Fund, a weighted average benchmark of similar funds, as defined by BlackRock (“Benchmark Weighted Average”). The Board and its Performance Oversight
Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
The Board noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a Fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for each of the one-, three- and five-year periods reported, Large Cap Core V.I. Fund ranked in the first quartile against its Morningstar Open-
End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
The Board noted that for each of the one-, three- and five-year periods reported, Basic Value V.I. Fund ranked in the first quartile against its Morningstar Open-End
Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board.
The Board noted that for the one-, three- and five-year periods reported, Large Cap Value V.I. Fund ranked in the first, first and second quartiles, respectively, against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the
Fund, and that BlackRock has explained its rationale for this belief to the Board.
The Board noted that for the one-, three- and five-year periods reported, Global Allocation V.I. Fund ranked in the first, first and third quartiles, respectively, against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar Open-
End Category during the applicable period.
The Board noted that for the one-, three- and five-year periods reported, Equity Dividend V.I. Fund ranked in the first, second and third quartiles, respectively, against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the
Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar
Open-End Category during the applicable period.
The Board noted that for the one-, three- and five-year periods reported, 60/40 Target Allocation ETF V.I. Fund ranked in the first, second and third quartiles, respectively, against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar Open-End Category during the applicable period.
The Board noted that for the one-, three- and five-year periods reported, SMID Cap V.I. Fund ranked in the second, second and fourth quartiles, respectively, against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the
Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar
Open-End Category during the applicable period.
The Board noted that for the one-, three- and five-year periods reported, Capital Appreciation V.I. Fund ranked in the fourth, second and third quartiles, respectively, against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the
Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar
Open-End Category during the applicable periods.
The Board noted that for the one-, three- and five-year periods reported, Large Cap Focus Growth V.I. Fund ranked in the fourth, second and third quartiles, respectively, against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar Open-End Category during the applicable periods.
The Board noted that for the one-, three- and five-year periods reported, Managed Volatility V.I. Fund ranked in the fourth, fourth and third quartiles, respectively, against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the
Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar
Open-End Category during the applicable periods.
The Board noted that for each of the one-, three- and five-year periods reported, International V.I. Fund ranked in the fourth quartile against its Morningstar Open-
End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar Open-End Category during the applicable periods. The Board was informed that, among other things, underperformance was driven by multiple factors, including stock selection in three sectors: Industrials,
Information Technology, and Healthcare. Additional drivers of underperformance included off-benchmark exposures, lack of regional diversification, and sizing of exposures.
The Board and BlackRock discussed BlackRock’s strategy for improving the Fund’s investment performance, including the Fund’s investment personnel and the resources appropriate to support the Fund’s investment processes.
The Board noted that for the one-year period reported, International Index V.I. Fund’s net performance was above the tolerance range of its benchmark. The
Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s above tolerance performance relative to its benchmark over the period.
The Board noted that for the one-year period reported, Small Cap Index V.I. Fund’s net performance was within the tolerance range of its benchmark. The Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board.
The Board noted that for the one-year period reported, S&P 500 Index V.I. Fund’s net performance was within the tolerance range of its benchmark. The Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board.
In addition to reviewing Government Money Market V.I. Fund’s performance and current yield, the Board also reviews the liquidity, duration, credit quality and other risk factors of the Fund’s portfolio. The Board noted that for each of the one- and three-year periods reported, the Fund outperformed its Benchmark Weighted Average.
The Board noted that BlackRock believes that the Benchmark Weighted Average is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
C. Consideration of the Advisory/Management Fees and the Estimated Costs of the Services and Estimated Profits Realized
by BlackRock and its Affiliates from their Relationship with the Funds
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the
Broadridge report for each Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to
Broadridge’s defined peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2025 compared to available aggregate estimated profitability data provided for the prior two years. The
Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed
BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability information for other advisors is not publicly available.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of
BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the varying fee structures for fund of funds can limit the value of management fee comparisons. The Board noted that 60/40 Target Allocation
ETF V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board further noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
The Board noted that SMID Cap V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board noted that Managed Volatility V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board noted that International Index V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. Additionally, the Board noted that BlackRock and the
Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board noted that Small Cap Index V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board noted that S&P 500 Index V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that BlackRock and the Board have contractually agreed to a cap

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board noted that Large Cap Core V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the first and second quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the
Fund on a class-by-class basis.
The Board noted that Equity Dividend V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the first and second quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the
Fund on a class-by-class basis.
The Board noted that Capital Appreciation V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the first and third quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. In addition, the Board noted that BlackRock and the Board previously agreed to a contractual expense cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. After discussions between the Board, including Independent Board Members, and BlackRock, the Board and BlackRock agreed to a continuation of the contractual cap. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board noted that Basic Value V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the first and fourth quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. The Board further noted
that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-
by-class basis.
The Board noted that Large Cap Focus Growth V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the second and third quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. In addition, the Board noted that BlackRock and the Board previously agreed to a contractual expense cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. After discussions between the Board, including Independent Board Members, and BlackRock, the Board and BlackRock agreed to a continuation of the contractual cap. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board noted that International V.I. Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in the third quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. In addition, the Board noted
that BlackRock and the Board previously agreed to a contractual expense cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. After discussions between the Board, including Independent Board Members, and BlackRock, the Board and BlackRock agreed to a continuation of the contractual cap. The Board further noted that, after discussions between the Board, including the Independent Board Members, and BlackRock, the Board and BlackRock
agreed to a voluntary expense cap to further limit the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. This voluntary expense cap was implemented on June 1, 2026. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board noted that Global Allocation V.I. Fund’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio each ranked in the third quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board noted that Large Cap Value V.I. Fund’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. Additionally, the Board noted
that BlackRock had voluntarily agreed to waive a portion of the advisory fee payable by the Fund. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. Finally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board noted that Government Money Market V.I. Fund’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio ranked in the first and second quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. The
Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit each Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending, and cash management services. The Board also noted the revenue received by BlackRock and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BlackRock and/or its affiliates. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. Throughout the year, the Board also received information and reporting, as applicable, regarding BlackRock’s soft dollar, brokerage, and trade execution practices.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreements between the Manager and the Company, on behalf of the Funds, for a one-year term ending June 30, 2027, and the Sub-Advisory Agreements between the Manager and the Sub-Advisors, with respect to Global
Allocation V.I. Fund, International V.I. Fund and Managed Volatility V.I. Fund, for a one-year term ending June 30, 2027. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
The Board of Directors (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Variable Series Funds II, Inc. (the “Company”)
met on May 7, 2026 (the “May Meeting”) and June 4-5, 2026 (the “June Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory
Agreement”) between the Company, on behalf of BlackRock High Yield V.I. Fund (the “High Yield V.I. Fund”) and BlackRock Total Return V.I. Fund (the “Total Return V.I. Fund”
and together with the High Yield V.I. Fund, the “Funds” and each, a “Fund”), and BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreements (the “Sub-Advisory Agreements”) between (1) the Manager and BlackRock International Limited (“BIL”),
with respect to each Fund, and (2) the Manager and BlackRock (Singapore) Limited (“BSL” and together with BIL, the “Sub-Advisors”), with respect to the Total Return V.I.
Fund. The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the
“Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board Members who are not “interested persons” of the Company, as defined in the 1940 Act, are considered independent Board
Members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed
BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings during the year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the May Meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight;
administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services.
Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the
Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also provided additional information to the Board in response to specific questions and requests from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-
year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any material outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for applicable services; (c) Fund operating expenses and how BlackRock allocates expenses to each Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and each Fund’s development and application of applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j)
BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’
investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the May Meeting, the Board prepared and submitted questions, requested specific materials, and received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board Members engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the May Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or
Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees, as applicable; (f) the existence, impact and sharing of potential economies of scale, if any, with each Fund; (g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and each Fund’s operations.
At the May Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the June Meeting, and such responses were reviewed by the Board Members.
At the June Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with each Fund; (d) each Fund’s fees and expenses compared to its Expense Peers; (e)
the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with each Fund; and
(g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made or benefits that inure to BlackRock or its affiliates, including relating to, as applicable, securities lending and cash management activities of a Fund. The Board noted the willingness of BlackRock’s personnel to

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of funds, relevant benchmarks, and performance metrics, as applicable. Throughout the year, the Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing each
Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of each Fund’s portfolio management team (including the tenure of or changes in the portfolio management team); research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered
BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks, the role of BlackRock’s Risk
& Quantitative Analysis Group, and BlackRock’s policies and procedures for third-party vendor oversight. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide each Fund with certain administrative, shareholder and other services (in addition to any such services provided to a
Fund by third parties) and officers and other personnel as are necessary for the operations of each Fund. In particular, BlackRock and its affiliates provide each Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information, and periodic shareholder reports; (ii) oversight of daily accounting and net asset value; and services related to the valuation and pricing of the
Fund’s portfolio holdings; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of BIL, with respect to each Fund, and BSL, with respect to the Total Return V.I. Fund, facilitates the provision of investment advice and trading by investment personnel located outside of the United States. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit each Fund and its shareholders.
B. The Investment Performance of each Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the May
Meeting. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the
May Meeting. In preparation for the May Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of each
Fund’s performance as of December 31, 2025, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers and the respective Morningstar open-end fund category (“Morningstar Open-End Category”). The Board and its
Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
The Board noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for each of the one-, three- and five-year periods reported, the High Yield V.I. Fund ranked in the first quartile against its Morningstar Open-
End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the High Yield V.I. Fund, and that
BlackRock has explained its rationale for this belief to the Board.
The Board noted that for the one-, three- and five-year periods reported, the Total Return V.I. Fund ranked in the first, third and fourth quartiles, respectively, against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the Total Return V.I. Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Total Return V.I. Fund’s underperformance relative to its Morningstar Open-End Category during the applicable periods.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
C. Consideration of the Advisory/Management Fees and the Estimated Costs of the Services and Estimated Profits Realized
by BlackRock and its Affiliates from their Relationship with each Fund
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the
Broadridge report for each Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to
Broadridge’s defined peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2025 compared to available aggregate estimated profitability data provided for the prior two years. The
Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed
BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability information for other advisors is not publicly available.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing each Fund, including in contrast to what is required of
BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the High Yield V.I. Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in the second quartile relative to the High Yield V.I. Fund’s Expense Peers. The Board also noted that the High Yield V.I. Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the aggregate assets of the High Yield V.I. Fund, combined with the assets of the Total Return V.I.
Fund, increase above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the aggregate assets of the High Yield V.I. Fund and Total Return V.I. Fund decrease below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the High Yield V.I. Fund’s total expenses as a percentage of the High Yield V.I. Fund’s average daily net assets on a class-by-class basis. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the
High Yield V.I. Fund on a class-by-class basis.
The Board noted that the Total Return V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Total Return V.I. Fund’s Expense Peers. The Board also noted that the Total Return V.I. Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the aggregate assets of the Total Return V.I. Fund, combined with the assets of the High
Yield V.I. Fund, increase above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the aggregate assets of the Total Return V.I. Fund and High Yield V.I. Fund decrease below certain contractually specified levels. The Board further noted that
BlackRock and the Board have contractually agreed to a cap on the Total Return V.I. Fund’s total expenses as a percentage of the Total Return V.I. Fund’s average daily net assets on a class-by-class basis. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Total Return V.I. Fund on a class-by-class basis.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit each Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to each Fund, including for administrative, distribution, securities lending, and cash management services. The Board also noted the revenue received by BlackRock and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BlackRock and/or its affiliates. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board considered BlackRock’s overall operations and its efforts to expand

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
the scale of, and improve the quality of, its operations. The Board noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. Throughout the year, the Board also received information and reporting, as applicable, regarding BlackRock’s soft dollar, brokerage, and trade execution practices.
Conclusion
At the June Meeting, in a continuation of the discussions that occurred during the May Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Company, on behalf of each Fund, for a one-year term ending June 30, 2027, and the Sub-Advisory Agreements between (1) the Manager and BIL, with respect to each Fund, and (2)
the Manager and BSL, with respect to the Total Return V.I. Fund, for a one-year term ending June 30, 2027. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The
Independent Board Members were advised by independent legal counsel throughout the deliberative process.

Want to know more?
blackrock.com | 800-537-4942
This report is only for distribution to shareholders of the Funds of BlackRock Variable Series Funds, Inc. and BlackRock
Variable Series Funds II, Inc. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of non-money market fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. You could lose money by investing in the
Funds. Although BlackRock Government Money Market V.I. Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in BlackRock Government Money Market V.I. Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
BlackRock Government Money Market V.I. Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted.
For current month-end performance information, call (800) 626-1960. BlackRock Government Money Market V.I. Fund’s
current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies - Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers  – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached.
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
BlackRock Variable Series Funds, Inc.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Variable Series Funds, Inc.

Date: August 14, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Variable Series Funds, Inc.

Date: August 14, 2026

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Variable Series Funds, Inc.

Date: August 14, 2026